UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund: BlackRock Funds V
BlackRock Strategic Income Opportunities Portfolio
BlackRock Sustainable Emerging Markets Flexible Bond Fund (Formerly BlackRock Emerging Markets Flexible Dynamic Bond Portfolio)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2022

Date of reporting period: 06/30/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
JUNE 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock Strategic Income Opportunities Portfolio
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Dear Shareholder,
The 12-month reporting period as of June 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth that followed the reopening of global economies and the development of
COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks.
While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were particularly steep. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates three times while indicating that additional large rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and began to reduce its balance sheet. Continued high inflation and the
Fed’s statements led many analysts to anticipate that interest rates have significant room to rise before peaking.
Furthermore, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metals markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption have magnified supply problems for key commodities. We believe elevated energy prices will continue to exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation. However, markets have been primed to expect sharp tightening, which could weigh on valuations until central banks begin to tap the brakes.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Furthermore, the energy shock and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near-term. We take the opposite view on credit, where higher spreads provide near-term opportunities, while the likelihood of a higher inflation regime leads us to take an underweight stance on credit in the long-term. We believe that investment-grade corporates, U.K. gilts, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities in a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(19.96)% (10.62)%
U.S. small cap equities
(Russell 2000
®
Index)
(23.43) (25.20)
International equities (MSCI
Europe, Australasia, Far
East Index)
(19.57) (17.77)
Emerging market equities
(MSCI Emerging Markets
Index)
(17.63) (25.28)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.15 0.18
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(11.34) (10.94)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(10.35) (10.29)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(8.98) (8.57)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(14.19) (12.82)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Strategic Income Opportunities Portfolio
Investment Objective
BlackRock Strategic Income Opportunities Portfolio's (the “Fund”) investment objective is to seek total return as is consistent with preservation of capital.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund’s Institutional Share Class returned (5.45)%, the Investor A Shares returned (5.58)%, the Investor C Shares returned
(5.92)%, and the Class K Shares returned (5.41)%. For the same period, the Bloomberg U.S. Universal Index returned (10.93)% and the ICE BofA 3-Month U.S. Treasury
Bill Index returned 0.14%.
What factors influenced performance?
The Fund’s performance is reviewed on an absolute return basis due to the nature of its mandate. The Fund has an unconstrained approach (i.e., flexibility to invest across all fixed income asset classes) that is managed within a risk-controlled framework. As such, the Fund is not managed specifically to a benchmark. The index returns listed above are for reference purposes only.
Positive contributions with respect to the Fund’s performance were driven by positioning across global interest rate markets.
The Fund’s allocations to European corporate credit and U.S. high yield corporate credit detracted from performance over the period. The Fund’s positioning with respect to duration and corresponding interest rate sensitivity detracted from performance as well as rates moved higher over the period.
The Fund held derivatives during the period as a part of its investment strategy. Derivatives are used by the Fund as a means to manage risk and/or take outright views on interest rates, credit risk and/or foreign exchange positions in the Fund. Derivatives contributed to the Fund's performance over the period.
The Fund’s cash position averaged a little over 6% for the period. Exposure to cash helped mitigate volatility and contributed to performance against a backdrop of negative bond market returns.
Describe recent portfolio activity.
This period was challenging with most areas of the fixed income market down on concerns around high inflation, global monetary policy tightening, the Russia/Ukraine invasion, China lockdowns and fears around a potential recession. Given these cross currents, the Fund held a defensive posture throughout the first quarter of 2022, with an elevated cash position. The Fund also carried reduced exposure to high yield corporate and emerging market debt relative to its historical range. In turn, the Fund favored high-quality assets, namely U.S. investment grade corporate bonds, agency mortgage-backed securities, high-quality, short maturity securitized assets, and municipal bonds.
The Fund tactically managed duration while holding it toward the lower end of the Fund’s historical range.
In the second quarter of 2022, while maintaining a defensive posture as yields rose and credit spreads widened, the Fund began to selectively deploy cash as both spreads and all-in yields began to look increasingly attractive. The Fund tactically added some duration given more balanced yield levels from a risk/reward perspective. In addition, the Fund tactically added to Treasury inflation-protected securities (“TIPS”) as valuations appeared attractive and for inflation hedging benefits. Within spread assets, the
Fund continued to prefer high-quality paper, particularly within U.S. and non-U.S. investment grade corporate credit, municipal bonds and high-quality securitized assets, while opportunistically adding to emerging market local debt and rotating out of bank loans in favor of U.S. high yield corporate credit.
Describe portfolio positioning at period end.
At period-end, the Fund’s yield curve exposure was focused on intermediate and longer maturities. In addition, the Fund maintained a tactical allocation to TIPS. The Fund was most constructive on higher quality sectors of the fixed income market, such as investment grade corporate bonds, municipal bonds and securitized assets, given attractive yield levels and in order to maintain a more defensive stance against a backdrop of inflationary pressures and monetary policy tightening, while opportunistically adding risk in areas such as high yield corporate credit.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)

Fund Summary
BlackRock Strategic Income Opportunities Portfolio
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 3.55% 3.55% (5.45)% (5.73)% N/A 2.33% N/A 2.99% N/A
Investor A ............... 3.12 3.12 (5.58) (6.00) (9.76)% 2.04 1.21% 2.70 2.28%
Investor C ............... 2.54 2.53 (5.92) (6.67) (7.59) 1.30 1.30 2.09 2.09
Class K ................ 3.63 3.63 (5.41) (5.64) N/A 2.42 N/A 3.05 N/A
Bloomberg U.S. Universal
Index
(c)
.............. — — (10.93) (10.89) N/A 0.94 N/A 1.83 N/A
ICE BofA 3-Month U.S.
Treasury Bill Index
(d)
..... — — 0.14 0.17 N/A 1.11 N/A 0.64 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
Under normal market conditions, the Fund will invest in a combination of fixed-income securities, including, but not limited to: high yield securities, international securities, emerging markets debt and mortgages. Depending on market conditions, the Fund may invest in other market sectors. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of
BlackRock Strategic Income Opportunities Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization ”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An index that measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield. The index includes U.S. Treasury bonds, investment-
grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.
(d)
An unmanaged index that measures returns of 3-month Treasury Bills.
Actual Hypothetical 5% Return
Expenses Paid
During the Period
Including Dividend
Expense and Interest
Expense
Excluding Dividend
Expense and Interest
Expense Annualized Expense Ratio
Beginning
Account
Value
(01/01/22)
Ending
Account
Value
(06/30/22)
Including
Dividend
Expense
and Interest
Expense
(a)
Excluding
Dividend
Expense
and Interest
Expense
(a)
Beginning
Account
Value
(01/01/22)
Ending
Account
Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Including
Dividend
Expense
and Interest
Expense
Excluding
Dividend
Expense
and Interest
Expense
Institutional .... $ 1,000.00 $ 945.50 $ 3.38 $ 2.89 $ 1,000.00 $ 1,021.32 $ 3.51 $ 1,021.82 $ 3.01 0.70% 0.60%
Investor A ..... 1,000.00 944.20 4.77 4.29 1,000.00 1,019.89 4.96 1,020.38 4.46 0.99 0.89
Investor C ..... 1,000.00 940.80 8.23 7. 75 1,000.00 1,016.31 8.55 1,016. 81 8. 05 1.71 1.6 1
Class K ...... 1,000.00 945.90 2.94 2. 46 1,000.00 1,021.77 3.06 1,022.2 7 2. 56 0.61 0.5 1
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).

Fund Summary
as of June 30, 2022 (continued)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Strategic Income Opportunities Portfolio
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Treasury Obligations ............................. 29.2%
Corporate Bonds ................................... 21.3
U.S. Government Sponsored Agency Securities .............. 18.9
Asset-Backed Securities .............................. 9.6
Non-Agency Mortgage-Backed Securities .................. 6.3
Floating Rate Loan Interests ........................... 4.4
Municipal Bonds ................................... 3.5
Investment Companies ............................... 2.1
Common Stocks ................................... 1.7
Foreign Government Obligations ........................ 1.5
Foreign Agency Obligations ............................ 0.8
Preferred Securities ................................. 0.7
Warrants ........................................ —
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/ Aaa
( d )
...................................... 52.4%
AA/Aa ......................................... 4.2
A ............................................ 5.6
BBB/Baa ....................................... 8.3
BB/Ba ......................................... 7.7
B ............................................ 5.4
CCC/ Caa ....................................... 0.8
CC/Ca ........................................ 0.5
C ............................................ 0.2
D ............................................ —
(b)
NR ........................................... 14.9
(a)
Excludes short-term securities, options purchased, options written, borrowed bonds, TBA sale commitments and investments sold short.
(b)
Represents less than 0.1% of the Fund’s total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of June 30, 2022

Fund Summary
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Investment Objective
BlackRock Sustainable Emerging Markets Flexible Bond Fund's (the “Fund”) investment objective is to seek maximum long term total return, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2022, the Fund outperformed its benchmark, a custom blend of 50% J.P. Morgan GBI-EM Global Diversified Index/50% J.P. Morgan
EMBI Global Diversified Index.
What factors influenced performance?
Emerging market bonds fell sharply in the first half of the year. Investors reacted negatively to Russia’s invasion of Ukraine and the resulting impact on energy prices and global supply chains. In addition, surging inflation prompted the Fed to raise interest rates aggressively. These factors weighed on returns across the bond market, with higher-risk categories experiencing the weakest performance.
An underweight in Russian bonds (both local and hard-currency issues) made a meaningful contribution to performance. The country’s financial markets tumbled following the invasion of Ukraine in February 2022 and the sanctions that followed. The Fund also benefited from its duration management strategies, which it achieved through short positions in developed market bond futures. (Duration is a measure of interest rate sensitivity; the value of a short position rises when the price of the underlying security falls.)
Risk management strategies designed to capture rising yield spreads using derivatives linked to emerging market, U.S. high yield, and certain European indexes contributed by offsetting some of the negative performance for emerging market debt.
An overweight in Ukraine was the largest detractor amid the ongoing military conflict. Other notable detractors included long positions in higher yielding countries, such as
Ghana, Egypt, Cote D'Ivoire and Benin. Yield spreads for these countries rose amid broader “risk-off” sentiment and a growing consensus that the global growth is set to slow.
The Fund held a higher-than-normal cash position at points during the period, which was primarily a result of its currency positioning. The allocation to cash made a positive contribution to relative performance given the downturn in the market.
Describe recent portfolio activity.
The Fund reduced its allocations to Russia and Ukraine at the start of the year. This move was partly a result of a larger effort to reduce portfolio concentration, as well as a response to the steadily rising risks in the lead-up to the invasion. The Fund also made several notable changes in its high yield positioning by adding to Mexico, Oman and
Panama and reducing its allocations to Argentina and Brazil. The Fund sought to maintain an underweight to duration relative to the benchmark.
Toward the end of the period, the Fund reduced the extent of its risk-management strategies by decreasing its short positions in the developed markets and Central/Eastern
Europe. It did so on the belief that slowing economic growth indicated that the rise in prevailing yields was largely played out. On the foreign exchange side, the Fund increased its exposure to the euro against the U.S. dollar and higher-beta emerging market currencies. (Beta measures sensitivity to overall market movements; higher beta indicates greater volatility.)
Describe portfolio positioning at period end.
The Fund maintained a broadly defensive positioning given the uncertainty about economic growth and inflation. The Fund closed the period with elevated cash levels, a low weighting in local-currency emerging market debt, and a tilt toward issues denominated in hard currencies.
Oman, Paraguay and Cote D’Ivoire were the Fund’s largest overweights, while Malaysia, Thailand and Japan were its most significant underweights.
The Fund’s beta was slightly higher than the index, and its duration was 1.66 years below the index.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2022 (continued)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 6.78% 5.07% (13.04)% (16.51)% N/A (2.03)% N/A 0.93% N/A
Investor A ............... 6.26 4.50 (13.15) (16.62) (19.96)% (2.25) (3.05)% 0.67 0.26%
Investor C ............... 5.73 3.59 (13.48) (17.25) (18.04) (2.98) (2.98) 0.06 0.06
Class K ................ 6.83 5.20 (13.02) (16.37) N/A (1.98) N/A 1.00 N/A
J.P. Morgan GBI-EM Global
Diversified Index
(c)
...... — — (14.53) (19.28) N/A (2.31) N/A (1.49) N/A
J.P. Morgan EMBI Global
Diversified Index
(d)
...... — — (20.31) (21.22) N/A (1.19) N/A 2.21 N/A
50% J.P. Morgan GBI-
EM Global Diversified
Index/50% J.P. Morgan EMBI
Global Diversified Index
(e)
. — — (17.45) (20.23) N/A (1.70) N/A 0.40 N/A
J.P. Morgan ESG GBI-EM
Global Diversified Index
(f)
. — — (15.11) (20.40) N/A (2.15) N/A N/A N/A
J.P. Morgan ESG EMBI Global
Diversified Index
(g)
...... — — (21.13) (22.14) N/A (1.07) N/A N/A N/A
50% J.P. Morgan ESG GBI-
EM Global Diversified
Ind ex/50% J.P. Morgan ESG
EMBI Global Diversified
Index
(h)
.............. — — (18.15) (21.25) N/A (1.75) N/A N/A N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See "About Fund Performance" for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund invests primarily in a global portfolio of fixed-income securities and derivatives of any maturity of issuers located in emerging markets that may be denominated in any currency (on a hedged or un-hedged basis). The Fund’s total returns for the period beginning on the date of the Reorganization and ending on October 31, 2021 are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name “BlackRock Emerging Markets Flexible Dynamic Bond Portfolio.” On September
17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds
II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s returns from
September 3, 2012 through January 2, 2014 are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock Emerging Market Local Debt
Portfolio.” The Predecessor Fund’s returns prior to September 3, 2012 are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock
Emerging Market Debt Portfolio.”
(c)
An unmanaged index that tracks local currency bonds.
(d)
An unmanaged, market-capitalization weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging market sovereign and quasi-sovereign entities.
(e)
A customized weighted index comprised of the returns of 50% J.P. Morgan GBI-EM Global Diversified Index/50% J.P. Morgan EMBI Global Diversified Index.
(f)
An index tracking the performance of bonds issued by emerging market governments and denominated in the local currency of the issuer. The index applies an ESG scoring and screening methodology to tilt toward issuers ranked higher on ESG criteria and green bond issues, and to underweight or remove issuers that rank lower. The index is based on the established flagship
J.P. Morgan GBI-EM Global Diversified. The J.P. Morgan ESG GBI-EM Global Diversified Index commenced in December 2012.
(g)
An index tracking liquid, US Dollar emerging market fixed and floating-rate debt instruments issued by sovereign and quasi-sovereign entities. The index applies an ESG scoring and screening methodology to tilt toward issuers ranked higher on ESG criteria and green bond issues, and to underweight and remove issuers that rank lower. The index is based on the established flagship
J.P. Morgan EMBI Global Diversified Index. The J.P. Morgan ESG EMBI Global Diversified Index commenced in December 2012.
(h)
A customized weighted index comprised of the returns of 50% J.P. Morgan ESG GBI-EM Global Diversified Index/50% J.P. Morgan ESG EMBI Global Diversified Index. The J.P. Morgan ESG
GBI-EM Global Diversified Index/50% J.P. Morgan ESG EMBI Global Diversified Index commenced in December 2012.

Fund Summary
as of June 30, 2022 (continued)

Fund Summary
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/22)
Ending
Account Value
(06/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 869.60 $ 3.48 $ 1,000.00 $ 1,021.08 $ 3.76 0.75%
Investor A ................................ 1,000.00 868.50 4.59 1,000.00 1,019.89 4.96 0.99
Investor C ................................ 1,000.00 865.20 8.09 1,000.00 1,016.12 8.75 1.75
Class K .................................. 1,000.00 869.80 3.20 1,000.00 1,021.37 3.46 0.69
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Foreign Government Obligations ........................ 82.2%
U.S. Treasury Obligations ............................. 14.2
Corporate Bonds ................................... 3.6
GEOGRAPHIC ALLOCATION
— % — %
Country/Geographic Region
Percent of at
Total Investments
(a)
— —
United States 15.7%
Mexico 11.6
Poland 7.9
Brazil 6.7
South Africa 5.3
Hungary 4.0
Chile 4.0
China 3.7
Indonesia 3.6
Colombia 3.2
Czech Republic 3.2
Oman 2.7
Dominican Republic 2.2
Egypt 2.2
Peru 2.0
Paraguay 1.7
Gabon 1.6
Ecuador 1.6
Ghana 1.4
Ivory Coast 1.3
Philippines 1.2
Qatar 1.2
United Arab Emirates 1.1
Ukraine 1.1
Guatemala 1.1
Other
(b)
8.7
— —
(a)
Excludes short-term securities.
(b)
Includes holdings within countries and geographic regions that are less than 1% of long-term investments. Please refer to Schedule of Investments for such countries/geographic region.

The Benefits and Risks of Leveraging
2022
BlackRock Semi-Annual Report to Shareholders

The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund's shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund's shareholders, and the value of these portfolio holdings is reflected in each Fund's per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. BlackRock Strategic Income Opportunities Portfolio’s Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of
Institutional Shares. The performance of BlackRock Strategic Income Opportunities Portfolio’s Class K Shares would be substantially similar to Institutional Shares because
Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares for BlackRock Strategic Income Opportunities Portfolio would have been higher than those of the Institutional
Shares because Class K Shares have lower expenses than the Institutional Shares. On the close of business on September 1, 2015, the BlackRock Sustainable Emerging
Markets Flexible Bond Fund's BlackRock Shares were redesignated as Class K Shares. Prior to September 1, 2015, performance is that of the BlackRock Sustainable
Emerging Markets Flexible Bond Fund's BlackRock Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the m ost recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributio ns paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Bermuda — 0.0%
(a)(b)
BPCRE Ltd., Series 2022-FL2, Class
A, (TSFR1M + 2.40%), 3.91%,
01/18/37 ................. USD 10,398 $ 10,239,798
OHA Credit Funding 11 Ltd., Series
2022-11A, Class E, (3 Month CME
Term SOFR + 7.25%), 8.35%,
07/19/33 ................. 2,000 1,886,411
12,126,209
Canada — 0.1%
Fairstone Financial Issuance Trust I
(a)
Series 2020-1A, Class A, 2.51%,
10/20/39 ............... CAD 13,510 9,872,418
Series 2020-1A, Class B, 3.74%,
10/20/39 ............... 18,261 13,633,896
Series 2020-1A, Class C, 5.16%,
10/20/39 ............... 2,125 1,599,037
25,105,351
Cayman Islands — 3.8%
522 Funding CLO Ltd.
(a)(b)
Series 2018-3A, Class CR, (LIBOR
USD 3 Month + 2.05%), 3.11%,
10/20/31 ............... USD 750 709,681
Series 2019-4A, Class CR, (LIBOR
USD 3 Month + 2.40%), 3.46%,
04/20/30 ............... 500 479,102
Series 2019-4A, Class DR, (LIBOR
USD 3 Month + 3.65%), 4.71%,
04/20/30 ............... 3,500 3,360,570
Series 2019-5A, Class AR, (3 Month
CME Term SOFR + 1.33%),
2.18%, 04/15/35 .......... 6,900 6,635,936
AGL CLO 3 Ltd., Series 2020-3A, Class
D, (LIBOR USD 3 Month + 3.30%),
4.34%, 01/15/33
(a)(b)
.......... 375 358,172
AGL CLO 5 Ltd.
(a)(b)
Series 2020-5A, Class A2R, (LIBOR
USD 3 Month + 1.40%), 2.46%,
07/20/34 ............... 390 371,612
Series 2020-5A, Class ER, (LIBOR
USD 3 Month + 6.45%), 7.51%,
07/20/34 ............... 3,910 3,481,274
AGL CLO 7 Ltd., Series 2020-7A, Class
ER, (LIBOR USD 3 Month + 6.35%),
7.39%, 07/15/34
(a)(b)
.......... 500 440,972
AGL CLO 9 Ltd., Series 2020-9A, Class
E, (LIBOR USD 3 Month + 7.26%),
8.32%, 01/20/34
(a)(b)
.......... 970 895,684
AGL Core CLO 2 Ltd., Series 2019-2A,
Class A1, (LIBOR USD 3 Month +
1.39%), 2.45%, 04/20/32
(a)(b)
.... 4,775 4,692,082
AIMCO CLO, Series 2018-BA, Class
AR, (LIBOR USD 3 Month + 1.10%),
2.14%, 01/15/32
(a)(b)
.......... 2,000 1,950,097
AIMCO CLO 10 Ltd., Series 2019-10A,
Class SUB, 0.00%, 07/22/32
(a)(b)
.. 7,900 4,953,300
Aimco CLO 14 Ltd., Series 2021-14A,
Class SUB, 0.00%, 04/20/34
(a)(b)(c)
. 20,000 15,516,000
Allegro CLO II-S Ltd.
(a)(b)
Series 2014-1RA, Class B, (LIBOR
USD 3 Month + 2.15%), 3.25%,
10/21/28 ............... 2,740 2,653,827
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-1RA, Class C, (LIBOR
USD 3 Month + 3.00%), 4.10%,
10/21/28 ............... USD 7,480 $ 7,069,940
Allegro CLO IV Ltd., Series 2016-1A,
Class BR2, (LIBOR USD 3 Month +
1.55%), 2.59%, 01/15/30
(a)(b)
.... 1,630 1,565,718
Allegro CLO VI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month +
1.13%), 2.17%, 01/17/31
(a)(b)
.... 250 244,961
Allegro CLO VIII Ltd., Series 2018-2A,
Class B1, (LIBOR USD 3 Month +
1.67%), 2.71%, 07/15/31
(a)(b)
.... 500 476,058
Allegro CLO XI Ltd., Series 2019-2A,
Class C, (LIBOR USD 3 Month +
3.00%), 4.04%, 01/19/33
(a)(b)
.... 560 538,689
ALM Ltd.
(a)(b)
Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.89%,
10/15/29 ............... 12,790 12,470,411
Series 2020-1A, Class B, (LIBOR
USD 3 Month + 2.00%), 3.04%,
10/15/29 ............... 500 480,012
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/16
(a)(b)
...... 12,160 1,824
AMMC CLO 21 Ltd., Series 2017-21A,
Class A, (LIBOR USD 3 Month +
1.25%), 2.54%, 11/02/30
(a)(b)
.... 1,720 1,691,710
AMMC CLO XIII Ltd., Series 2013-13A,
Class A1R2, (LIBOR USD 3 Month +
1.05%), 2.23%, 07/24/29
(a)(b)
.... 5,331 5,271,313
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class A, (LIBOR
USD 3 Month + 1.05%), 2.29%,
01/28/31 ............... 2,944 2,897,293
Series 2014-3RA, Class B, (LIBOR
USD 3 Month + 1.50%), 2.74%,
01/28/31 ............... 9,800 9,394,112
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 3.09%, 01/28/31
(a)(b)
1,500 1,425,223
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (LIBOR
USD 3 Month + 1.45%), 2.49%,
01/15/30 ............... 16,585 16,117,180
Series 2014-5RA, Class C, (LIBOR
USD 3 Month + 1.85%), 2.89%,
01/15/30 ............... 5,245 5,072,101
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class ARR, (LIBOR USD 3
Month + 1.05%), 2.09%, 07/15/30
(a)(b)
6,570 6,462,204
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR2, (LIBOR
USD 3 Month + 1.09%), 2.33%,
01/28/31 ............... 14,610 14,385,555
Series 2015-7A, Class BR2, (LIBOR
USD 3 Month + 1.75%), 2.99%,
01/28/31 ............... 8,000 7,694,911
Series 2015-7A, Class CR2, (LIBOR
USD 3 Month + 2.20%), 3.44%,
01/28/31 ............... 7,325 7,001,926
Series 2015-7A, Class D1R2,
(LIBOR USD 3 Month + 3.50%),
4.74%, 01/28/31 .......... 8,610 8,124,096

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class AR2A, (LIBOR
USD 3 Month + 1.20%), 2.42%,
10/27/34
(a)(b)
............... USD 1,150 $ 1,105,793
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.25%), 2.27%,
10/13/30 ............... 2,910 2,875,293
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 2.67%,
10/13/30 ............... 3,680 3,564,330
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 2.15%), 3.17%,
10/13/30 ............... 1,160 1,122,339
Series 2013-1A, Class CR, (LIBOR
USD 3 Month + 3.20%), 4.22%,
10/13/30 ............... 1,583 1,519,010
Series 2018-1RA, Class A1, (LIBOR
USD 3 Month + 0.99%), 2.01%,
04/13/31 ............... 6,650 6,506,397
Anchorage Credit Funding 3 Ltd.
(a)
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 6,000 5,319,581
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(b)(c)
........ 7,500 5,730,000
Anchorage Credit Funding Ltd., Series
2021-14A, Class SUB, 0.00%,
01/21/40
(a)(b)(c)
.............. 10,000 9,670,000
Antares CLO Ltd., Series 2021-1A,
Class A1, (LIBOR USD 3 Month +
1.53%), 2.71%, 07/25/33
(a)(b)
.... 10,000 9,849,864
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 2.07%, 04/20/31
(a)(b)
... 4,630 4,535,042
Apidos CLO XVIII, Series 2018-18A,
Class A1, (LIBOR USD 3 Month +
1.14%), 2.28%, 10/22/30
(a)(b)
.... 540 529,513
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class BR, (LIBOR
USD 3 Month + 1.95%), 3.01%,
04/20/31 ............... 750 711,709
Series 2015-22A, Class CR, (LIBOR
USD 3 Month + 2.95%), 4.01%,
04/20/31 ............... 800 741,110
Apidos CLO XXVI, Series 2017-26A,
Class BR, (LIBOR USD 3 Month +
1.95%), 2.99%, 07/18/29
(a)(b)
.... 2,750 2,626,844
Apidos CLO XXXI, Series 2019-31A,
Class BR, (LIBOR USD 3 Month +
1.55%), 2.59%, 04/15/31
(a)(b)
.... 250 234,771
Apidos CLO XXXII, Series 2019-32A,
Class D, (LIBOR USD 3 Month +
3.50%), 4.56%, 01/20/33
(a)(b)
.... 300 283,820
Apidos CLO XXXVI, Series 2021-36A,
Class B, (LIBOR USD 3 Month +
1.60%), 2.66%, 07/20/34
(a)(b)
.... 1,320 1,243,947
Apidos CLO XXXVII, Series 2021-37A,
Class E, (LIBOR USD 3 Month +
6.30%), 7.44%, 10/22/34
(a)(b)
.... 1,600 1,442,008
Apidos CLO XXXVIII, Series 2021-38A,
Class E2, (LIBOR USD 3 Month +
7.75%), 7.99%, 01/21/34
(a)(b)
.... 1,220 1,149,628
Apollo Credit Funding IV Ltd., Series
4A, Class A2R, (LIBOR USD 3
Month + 1.60%), 2.64%, 07/15/30
(a)(b)
750 722,388
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Apres Static CLO Ltd.
(a)(b)
Series 2019-1A, Class A2R, (LIBOR
USD 3 Month + 1.70%), 2.74%,
10/15/28 ............... USD 500 $ 488,180
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 4.25%), 5.29%,
10/15/28 ............... 9,150 9,072,098
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2, Class
A, (TSFR1M + 1.85%), 3.13%,
05/15/37
(a)(b)
............... 16,870 16,533,602
Ares LII CLO Ltd., Series 2019-52A,
Class A1R, (LIBOR USD 3 Month +
1.05%), 2.19%, 04/22/31
(a)(b)
.... 2,000 1,946,116
ARES Loan Funding I Ltd.
(a)(b)
Series 2021-ALFA, Class E, (LIBOR
USD 3 Month + 6.70%), 7.74%,
10/15/34 ............... 10,850 9,872,027
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 14,000 10,577,746
Ares LVI CLO Ltd., Series 2020-56A,
Class ER, (LIBOR USD 3 Month +
6.50%), 7.68%, 10/25/34
(a)(b)
.... 3,375 3,085,329
Ares XLI CLO Ltd., Series 2016-41A,
Class BR, (LIBOR USD 3 Month +
1.45%), 2.49%, 04/15/34
(a)(b)
.... 4,500 4,189,561
Ares XLV CLO Ltd., Series 2017-45A,
Class C, (LIBOR USD 3 Month +
2.05%), 3.09%, 10/15/30
(a)(b)
.... 1,125 1,078,862
Ares XLVIII CLO Ltd., Series 2018-48A,
Class B, (LIBOR USD 3 Month +
1.58%), 2.64%, 07/20/30
(a)(b)
.... 5,055 4,795,519
Ares XXXVII CLO Ltd., Series 2015-4A,
Class A1R, (LIBOR USD 3 Month +
1.17%), 2.21%, 10/15/30
(a)(b)
.... 1,500 1,479,096
Assurant CLO Ltd., Series 2018-2A,
Class A, (LIBOR USD 3 Month +
1.04%), 2.10%, 04/20/31
(a)(b)
.... 750 734,642
Atrium IX, Series 9A, Class BR2,
(LIBOR USD 3 Month + 1.50%),
3.10%, 05/28/30
(a)(b)
.......... 325 311,132
Atrium VIII, Series 8A, Class SUB,
0.00%, 10/23/24
(a)(b)
.......... 13,300 24,206
Atrium XII, Series 12A, Class CR,
(LIBOR USD 3 Month + 1.65%),
2.79%, 04/22/27
(a)(b)
.......... 4,365 4,221,910
Atrium XIII
(a)(b)
Series 13A, Class A1, (LIBOR
USD 3 Month + 1.18%), 2.36%,
11/21/30 ............... 1,000 979,109
Series 13A, Class C, (LIBOR USD 3
Month + 1.80%), 2.98%, 11/21/30 6,000 5,689,312
Atrium XV, Series 15A, Class D,
(LIBOR USD 3 Month + 3.00%),
4.18%, 01/23/31
(a)(b)
.......... 250 234,857
Avery Point IV CLO Ltd., Series 2014-
1A, Class D, (LIBOR USD 3 Month +
3.50%), 4.68%, 04/25/26
(a)(b)
.... 3,750 3,721,829
Babson CLO Ltd., Series 2015-IA,
Class BR, (LIBOR USD 3 Month +
1.40%), 2.46%, 01/20/31
(a)(b)
.... 250 237,107
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR
USD 3 Month + 1.50%), 2.56%,
07/20/30 ............... 1,400 1,327,746

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-2A, Class A1, (LIBOR
USD 3 Month + 1.08%), 2.12%,
07/19/31 ............... USD 5,210 $ 5,096,861
Series 2021-4A, Class A1, (LIBOR
USD 3 Month + 1.17%), 2.23%,
10/20/34 ............... 1,820 1,762,013
Balboa Bay Loan Funding Ltd., Series
2021-1A, Class E, (LIBOR USD 3
Month + 6.16%), 7.22%, 07/20/34
(a)(b)
350 304,764
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.30%), 3.36%,
01/20/34 ............... 250 235,250
Series 2020-14A, Class D, (LIBOR
USD 3 Month + 7.00%), 8.06%,
01/20/34 ............... 250 227,220
Ballyrock CLO Ltd.
(a)(b)
Series 2016-1A, Class CR2, (LIBOR
USD 3 Month + 1.90%), 2.94%,
10/15/28 ............... 5,000 4,884,498
Series 2016-1A, Class DR2, (LIBOR
USD 3 Month + 3.15%), 4.19%,
10/15/28 ............... 9,050 8,868,929
Series 2018-1A, Class A2, (LIBOR
USD 3 Month + 1.60%), 2.66%,
04/20/31 ............... 2,300 2,197,261
Series 2020-2A, Class DR, (LIBOR
USD 3 Month + 6.15%), 7.21%,
10/20/31 ............... 1,340 1,220,037
Bardot CLO Ltd., Series 2019-2A, Class
DR, (LIBOR USD 3 Month + 3.00%),
4.14%, 10/22/32
(a)(b)
.......... 940 876,250
Barings CLO Ltd., Series 2018-3A,
Class A1, (LIBOR USD 3 Month +
0.95%), 2.01%, 07/20/29
(a)(b)
.... 1,615 1,595,208
Battalion CLO IX Ltd., Series 2015-9A,
Class DR, (LIBOR USD 3 Month +
3.25%), 4.29%, 07/15/31
(a)(b)
.... 450 413,172
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A2R2,
(LIBOR USD 3 Month + 1.55%),
2.59%, 07/18/30 .......... 11,000 10,426,986
Series 2015-8A, Class BR2, (LIBOR
USD 3 Month + 2.00%), 3.04%,
07/18/30 ............... 8,500 8,126,448
Bean Creek CLO Ltd., Series 2015-1A,
Class ER, (LIBOR USD 3 Month +
5.75%), 6.81%, 04/20/31
(a)(b)
.... 370 316,239
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A2R2,
(LIBOR USD 3 Month + 1.45%),
2.49%, 07/15/29
(a)(b)
.......... 4,000 3,885,704
Benefit Street Partners CLO III Ltd.
(a)(b)
Series 2013-IIIA, Class A1R2,
(LIBOR USD 3 Month + 1.00%),
2.06%, 07/20/29 .......... 540 534,402
Series 2013-IIIA, Class A2R2,
(LIBOR USD 3 Month + 1.65%),
2.71%, 07/20/29 .......... 2,850 2,776,981
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1A,
(LIBOR USD 3 Month + 1.09%),
2.15%, 04/20/31
(a)(b)
.......... 300 293,574
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR,
(LIBOR USD 3 Month + 1.10%),
2.16%, 01/20/31
(a)(b)
.......... USD 3,640 $ 3,567,043
Benefit Street Partners CLO XII Ltd.,
Series 2017-12A, Class B, (LIBOR
USD 3 Month + 2.00%), 3.04%,
10/15/30
(a)(b)
............... 1,375 1,307,338
Benefit Street Partners CLO XX Ltd.
(a)(b)
Series 2020-20A, Class BR, (LIBOR
USD 3 Month + 1.70%), 2.74%,
07/15/34 ............... 3,000 2,812,818
Series 2020-20A, Class ER, (LIBOR
USD 3 Month + 6.75%), 7.79%,
07/15/34 ............... 1,000 939,252
Benefit Street Partners CLO XXIII Ltd.,
Series 2021-23A, Class E, (LIBOR
USD 3 Month + 6.81%), 7.99%,
04/25/34
(a)(b)
............... 1,250 1,148,004
Birch Grove CLO 2 Ltd.
(a)(b)
Series 2021-2A, Class A1, (LIBOR
USD 3 Month + 1.26%), 2.30%,
10/19/34 ............... 5,500 5,306,517
Series 2021-2A, Class D1, (LIBOR
USD 3 Month + 3.30%), 4.34%,
10/19/34 ............... 10,250 9,763,964
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 6.95%), 7.99%,
10/19/34 ............... 3,000 2,731,127
Birch Grove CLO 3 Ltd., Series 2021-
3A, Class D1, (LIBOR USD 3 Month
+ 3.20%), 3.40%, 01/19/35
(a)(b)
... 1,250 1,180,951
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class BR, (LIBOR
USD 3 Month + 1.75%), 3.58%,
06/15/31 ............... 2,000 1,912,654
Series 19A, Class CR, (LIBOR
USD 3 Month + 2.20%), 4.03%,
06/15/31 ............... 6,000 5,738,204
Series 19A, Class DR, (LIBOR
USD 3 Month + 3.35%), 5.18%,
06/15/31 ............... 4,795 4,527,666
Series 19A, Class E, (LIBOR USD 3
Month + 6.77%), 8.60%, 06/15/31 750 695,692
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (LIBOR
USD 3 Month + 1.18%), 2.32%,
10/22/30 ............... 1,225 1,210,798
Series 2013-2A, Class BR, (LIBOR
USD 3 Month + 1.60%), 2.74%,
10/22/30 ............... 4,000 3,838,234
Series 2016-2A, Class C1R2,
(LIBOR USD 3 Month + 3.10%),
4.58%, 08/20/32 .......... 250 229,738
Series 2018-2A, Class B, (LIBOR
USD 3 Month + 1.70%), 3.11%,
08/15/31 ............... 2,750 2,629,463
BlueMountain CLO XXIX Ltd.
(a)(b)
Series 2020-29A, Class BR, (LIBOR
USD 3 Month + 1.75%), 2.93%,
07/25/34 ............... 1,175 1,102,768
Series 2020-29A, Class D1R,
(LIBOR USD 3 Month + 3.15%),
4.33%, 07/25/34 .......... 250 234,056

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
BlueMountain CLO XXVIII Ltd., Series
2021-28A, Class A, (LIBOR USD 3
Month + 1.26%), 2.30%, 04/15/34
(a)(b)
USD 450 $ 436,943
Bristol Park CLO Ltd.
(a)(b)
Series 2016-1A, Class BR, (LIBOR
USD 3 Month + 1.45%), 2.49%,
04/15/29 ............... 6,250 5,965,095
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 2.95%), 3.99%,
04/15/29 ............... 500 474,274
Brookside Mill CLO Ltd.
(a)(b)
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 1.35%), 2.39%,
01/17/28 ............... 1,000 988,922
Series 2013-1A, Class DR, (LIBOR
USD 3 Month + 2.65%), 3.69%,
01/17/28 ............... 500 485,902
Burnham Park CLO Ltd.
(a)(b)
Series 2016-1A, Class AR, (LIBOR
USD 3 Month + 1.15%), 2.21%,
10/20/29 ............... 13,998 13,839,445
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 2.85%), 3.91%,
10/20/29 ............... 500 457,958
Canyon CLO Ltd., Series 2020-3A,
Class E, (LIBOR USD 3 Month +
7.25%), 8.29%, 01/15/34
(a)(b)
.... 380 351,287
Carlyle Global Market Strategies CLO
Ltd., Series 2015-4A, Class SBB1,
(LIBOR USD 3 Month + 8.50%),
9.56%, 07/20/32
(a)(b)
.......... 141 127,496
Carlyle US CLO Ltd.
(a)(b)
Series 2018-4A, Class A2, (LIBOR
USD 3 Month + 1.80%), 2.86%,
01/20/31 ............... 550 533,153
Series 2019-2A, Class A1R, (LIBOR
USD 3 Month + 1.12%), 2.16%,
07/15/32 ............... 3,000 2,913,958
Series 2021-6A, Class A1, (LIBOR
USD 3 Month + 1.16%), 2.20%,
07/15/34 ............... 2,000 1,937,506
CarVal CLO I Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month +
2.89%), 3.93%, 07/16/31
(a)(b)
.... 1,455 1,370,952
CarVal CLO II Ltd., Series 2019-1A,
Class CR, (LIBOR USD 3 Month +
2.00%), 3.06%, 04/20/32
(a)(b)
.... 700 665,050
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class D, (LIBOR
USD 3 Month + 3.25%), 3.46%,
10/15/34 ............... 500 471,254
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 6.75%), 6.96%,
10/15/34 ............... 500 456,444
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 2.31%,
07/20/30 ............... 6,700 6,620,806
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.40%), 3.46%,
07/20/30 ............... 750 719,730
Series 2018-6A, Class B1R, (3
Month CME Term SOFR +
2.36%), 3.21%, 01/15/31 .... 3,000 2,888,793
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-7A, Class B1, (LIBOR
USD 3 Month + 1.60%), 2.66%,
07/20/31 ............... USD 1,000 $ 948,568
Series 2019-9A, Class B2, (LIBOR
USD 3 Month + 1.90%), 2.94%,
02/12/30 ............... 4,750 4,642,304
Cedar Funding IX CLO Ltd., Series
2018-9A, Class D, (LIBOR USD 3
Month + 2.60%), 3.66%, 04/20/31
(a)(b)
250 229,192
Cedar Funding V CLO Ltd., Series
2016-5A, Class A1R, (LIBOR USD 3
Month + 1.10%), 2.14%, 07/17/31
(a)(b)
450 440,833
Cedar Funding VII CLO Ltd.
(a)(b)
Series 2018-7A, Class A2, (LIBOR
USD 3 Month + 1.13%), 2.19%,
01/20/31 ............... 250 241,396
Series 2018-7A, Class E, (LIBOR
USD 3 Month + 4.55%), 5.61%,
01/20/31 ............... 2,963 2,457,535
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 2.95%,
05/29/32
(a)(b)
............... 1,000 958,729
Cedar Funding XIV CLO Ltd.
(a)(b)
Series 2021-14A, Class B, (LIBOR
USD 3 Month + 1.60%), 2.64%,
07/15/33 ............... 4,000 3,809,444
Series 2021-14A, Class D, (LIBOR
USD 3 Month + 3.25%), 4.29%,
07/15/33 ............... 13,250 12,295,523
Series 2021-14A, Class E, (LIBOR
USD 3 Month + 6.34%), 7.38%,
07/15/33 ............... 7,350 6,806,645
Series 2021-14A, Class SUB,
0.00%, 07/15/33 .......... 21,540 12,521,202
CIFC Funding Ltd.
(a)(b)
Series 2012-2RA, Class A2, (LIBOR
USD 3 Month + 1.25%), 2.31%,
01/20/28 ............... 250 244,047
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.75%), 2.79%,
07/16/30 ............... 1,250 1,212,066
Series 2013-1A, Class CR, (LIBOR
USD 3 Month + 3.55%), 4.59%,
07/16/30 ............... 500 474,583
Series 2013-2A, Class A1L2, (LIBOR
USD 3 Month + 1.00%), 2.04%,
10/18/30 ............... 22,000 21,605,291
Series 2013-3RA, Class B, (LIBOR
USD 3 Month + 1.85%), 3.03%,
04/24/31 ............... 650 615,066
Series 2013-4A, Class DRR, (LIBOR
USD 3 Month + 2.80%), 4.02%,
04/27/31 ............... 250 234,827
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.10%),
2.14%, 01/18/31 .......... 630 618,890
Series 2014-2RA, Class B1, (LIBOR
USD 3 Month + 2.80%), 3.98%,
04/24/30 ............... 650 611,851
Series 2015-1A, Class BRR, (LIBOR
USD 3 Month + 1.45%), 2.59%,
01/22/31 ............... 400 380,875
Series 2015-3A, Class BR, (LIBOR
USD 3 Month + 1.15%), 2.19%,
04/19/29 ............... 8,750 8,393,228

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.70%), 2.80%,
04/23/29 ............... USD 2,870 $ 2,786,612
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.45%), 3.55%,
04/23/29 ............... 9,770 9,468,623
Series 2017-5A, Class A1, (LIBOR
USD 3 Month + 1.18%), 2.22%,
11/16/30 ............... 250 246,350
Series 2017-5A, Class C, (LIBOR
USD 3 Month + 2.85%), 3.89%,
11/16/30 ............... 800 744,846
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.00%), 2.04%,
04/18/31 ............... 250 244,363
Series 2021-4A, Class B, (LIBOR
USD 3 Month + 1.58%), 2.62%,
07/15/33 ............... 500 477,616
Series 2021-4A, Class E, (LIBOR
USD 3 Month + 6.00%), 7.04%,
07/15/33 ............... 1,425 1,254,304
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 1.20%), 2.26%,
10/20/30 ............... 800 787,184
Series 2015-1A, Class DR, (LIBOR
USD 3 Month + 2.95%), 4.01%,
10/20/30 ............... 1,400 1,302,834
Series 2015-1A, Class ER, (LIBOR
USD 3 Month + 6.30%), 7.36%,
10/20/30 ............... 1,375 1,173,835
Crown City CLO I, Series 2020-1A,
Class DR, (LIBOR USD 3 Month +
7.00%), 8.06%, 07/20/34
(a)(b)
.... 625 546,447
Crown City CLO III
(a)(b)
Series 2021-1A, Class A1A, (LIBOR
USD 3 Month + 1.17%), 2.23%,
07/20/34 ............... 250 241,889
Series 2021-1A, Class C, (LIBOR
USD 3 Month + 3.30%), 4.36%,
07/20/34 ............... 3,500 3,168,035
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.75%), 7.81%,
07/20/34 ............... 1,500 1,333,577
Crown Point CLO 10 Ltd., Series 2021-
10A, Class A, (LIBOR USD 3 Month
+ 1.17%), 2.23%, 07/20/34
(a)(b)
... 6,500 6,240,445
Crown Point CLO 9 Ltd., Series 2020-
9A, Class DR, (LIBOR USD 3 Month
+ 3.75%), 4.79%, 07/14/34
(a)(b)
... 1,000 940,776
Deer Creek CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.18%), 2.24%,
10/20/30 ............... 3,000 2,951,244
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.65%), 2.71%,
10/20/30 ............... 1,750 1,674,515
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 4.01%,
10/20/30 ............... 900 845,878
Series 2017-1A, Class E, (LIBOR
USD 3 Month + 6.35%), 7.41%,
10/20/30 ............... 500 437,368
Diameter Capital CLO 2 Ltd., Series
2021-2A, Class D, (LIBOR USD 3
Month + 6.06%), 7.10%, 10/15/36
(a)(b)
1,000 940,791
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Dryden 45 Senior Loan Fund
(a)(b)
Series 2016-45A, Class BR, (LIBOR
USD 3 Month + 1.70%), 2.74%,
10/15/30 ............... USD 4,000 $ 3,820,231
Series 2016-45A, Class CR, (LIBOR
USD 3 Month + 2.20%), 3.24%,
10/15/30 ............... 375 358,685
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (LIBOR USD 3
Month + 1.60%), 2.64%, 07/18/30
(a)(b)
1,000 963,261
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (LIBOR USD 3 Month +
1.60%), 2.64%, 07/18/30
(a)(b)
.... 700 664,153
Dryden 77 CLO Ltd., Series 2020-77A,
Class XR, (LIBOR USD 3 Month +
1.00%), 2.48%, 05/20/34
(a)(b)
.... 250 249,713
Dryden 78 CLO Ltd., Series 2020-78A,
Class D, (LIBOR USD 3 Month +
3.00%), 4.04%, 04/17/33
(a)(b)
.... 250 229,350
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(LIBOR USD 3 Month + 1.20%),
2.61%, 08/15/30
(a)(b)
.......... 23,925 23,605,963
Eaton Vance CLO Ltd.
(a)(b)
Series 2014-1RA, Class A2, (LIBOR
USD 3 Month + 1.49%), 2.53%,
07/15/30 ............... 1,750 1,690,676
Series 2018-1A, Class C, (LIBOR
USD 3 Month + 2.20%), 3.24%,
10/15/30 ............... 1,000 948,663
Series 2019-1A, Class ER, (LIBOR
USD 3 Month + 6.50%), 7.54%,
04/15/31 ............... 5,000 4,594,916
Elevation CLO Ltd.
(a)(b)
Series 2014-2A, Class A1R, (LIBOR
USD 3 Month + 1.23%), 2.27%,
10/15/29 ............... 240 237,283
Series 2018-10A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.96%,
10/20/31 ............... 2,773 2,682,833
Series 2021-12A, Class E, (LIBOR
USD 3 Month + 7.27%), 8.33%,
04/20/32 ............... 1,000 891,244
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR
USD 3 Month + 1.45%), 2.51%,
10/20/33 ............... 2,000 1,963,922
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 4.40%), 5.46%,
10/20/33 ............... 6,750 6,533,358
Series 2019-1A, Class ER, (LIBOR
USD 3 Month + 7.71%), 8.77%,
10/20/33 ............... 2,625 2,516,008
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class AR, (LIBOR
USD 3 Month + 1.15%), 2.21%,
04/20/34 ............... 3,100 2,997,332
Series 2019-2A, Class BR, (LIBOR
USD 3 Month + 1.65%), 2.71%,
04/20/34 ............... 5,950 5,629,177
Series 2019-2A, Class ER, (LIBOR
USD 3 Month + 6.80%), 7.86%,
04/20/34 ............... 14,500 13,677,132
Series 2019-2A, Class FR, (LIBOR
USD 3 Month + 8.00%), 9.06%,
04/20/34 ............... 7,500 6,747,029

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-2A, Class SUB, 0.00%,
04/20/34 ............... USD 4,000 $ 2,875,107
Elmwood CLO IV Ltd., Series 2020-1A,
Class B, (LIBOR USD 3 Month +
1.70%), 2.74%, 04/15/33
(a)(b)
.... 5,950 5,659,205
Elmwood CLO V Ltd., Series 2020-2A,
Class ER, (LIBOR USD 3 Month +
6.10%), 7.16%, 10/20/34
(a)(b)
.... 4,850 4,397,876
Elmwood CLO VI Ltd., Series 2020-3A,
Class BR, (LIBOR USD 3 Month +
1.65%), 2.71%, 10/20/34
(a)(b)
.... 1,750 1,647,656
Elmwood CLO VII Ltd.
(a)(b)
Series 2020-4A, Class E, (LIBOR
USD 3 Month + 7.10%), 8.14%,
01/17/34 ............... 2,703 2,496,486
Series 2020-4A, Class F, (LIBOR
USD 3 Month + 8.01%), 9.05%,
01/17/34 ............... 5,000 4,482,194
Series 2020-4A, Class SUB, 0.00%,
01/17/34 ............... 1,000 736,197
Elmwood CLO VIII Ltd.
(a)(b)
Series 2021-1A, Class E1, (LIBOR
USD 3 Month + 6.00%), 7.06%,
01/20/34 ............... 750 673,238
Series 2021-1A, Class F1, (LIBOR
USD 3 Month + 8.00%), 9.06%,
01/20/34 ............... 1,500 1,347,606
Series 2021-1A, Class F2, (LIBOR
USD 3 Month + 8.00%), 9.06%,
01/20/34 ............... 1,500 1,350,458
Elmwood CLO X Ltd.
(a)(b)
Series 2021-3A, Class A, (LIBOR
USD 3 Month + 1.04%), 2.10%,
10/20/34 ............... 1,000 972,223
Series 2021-3A, Class E, (LIBOR
USD 3 Month + 5.85%), 6.91%,
10/20/34 ............... 3,000 2,627,040
Flatiron CLO 19 Ltd., Series 2019-1A,
Class DR, (LIBOR USD 3 Month +
3.00%), 4.41%, 11/16/34
(a)(b)
.... 800 741,514
FS Rialto
(a)(b)
Series 2021-FL2, Class A, (LIBOR
USD 1 Month + 1.22%), 2.73%,
05/16/38 ............... 1,790 1,750,970
Series 2021-FL3, Class A, (LIBOR
USD 1 Month + 1.25%), 2.76%,
11/16/36 ............... 2,300 2,196,242
Galaxy XXII CLO Ltd., Series 2016-
22A, Class ARR, (LIBOR USD 3
Month + 1.20%), 2.24%, 04/16/34
(a)(b)
850 822,090
Generate CLO 3 Ltd.
(a)(b)
Series 2016-1A, Class AR, (LIBOR
USD 3 Month + 1.25%), 2.31%,
10/20/29 ............... 6,465 6,393,088
Series 2016-1A, Class BR, (LIBOR
USD 3 Month + 1.75%), 2.81%,
10/20/29 ............... 10,455 10,109,914
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 3.60%), 4.66%,
10/20/29 ............... 10,778 10,419,000
Series 2016-1A, Class ER, (LIBOR
USD 3 Month + 6.40%), 7.46%,
10/20/29 ............... 7,052 6,718,614
Series 2016-1A, Class FR, (LIBOR
USD 3 Month + 7.25%), 8.31%,
10/20/29 ............... 2,917 2,421,377
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Generate CLO 4 Ltd.
(a)(b)
Series 2016-2A, Class BR, (LIBOR
USD 3 Month + 1.55%), 2.61%,
04/20/32 ............... USD 2,750 $ 2,597,343
Series 2016-2A, Class DR, (LIBOR
USD 3 Month + 3.15%), 4.21%,
04/20/32 ............... 6,500 6,008,537
Series 2016-2A, Class ER, (LIBOR
USD 3 Month + 6.75%), 7.81%,
04/20/32 ............... 3,250 2,988,201
Generate CLO 7 Ltd., Series 2019-2A,
Class C, (LIBOR USD 3 Month +
2.75%), 3.89%, 01/22/33
(a)(b)
.... 500 473,270
Gilbert Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.19%), 2.23%,
10/15/30 ............... 850 836,673
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.99%,
10/15/30 ............... 7,160 6,818,892
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 3.99%,
10/15/30 ............... 6,223 5,883,832
GoldenTree Loan Management US
CLO 5 Ltd., Series 2019-5A, Class
BR, (LIBOR USD 3 Month + 1.55%),
2.61%, 10/20/32
(a)(b)
.......... 2,040 1,918,248
GoldenTree Loan Opportunities IX
Ltd.
(a)(b)
Series 2014-9A, Class AR2, (LIBOR
USD 3 Month + 1.11%), 2.35%,
10/29/29 ............... 5,951 5,880,900
Series 2014-9A, Class BR2, (LIBOR
USD 3 Month + 1.60%), 2.84%,
10/29/29 ............... 3,500 3,389,279
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(LIBOR USD 3 Month + 1.07%),
2.11%, 01/18/31
(a)(b)
.......... 4,095 4,021,928
GoldentTree Loan Management US
CLO 1 Ltd.
(a)(b)
Series 2021-9A, Class E, (LIBOR
USD 3 Month + 4.75%), 5.81%,
01/20/33 ............... 2,340 1,903,730
Series 2021-11A, Class E, (LIBOR
USD 3 Month + 5.35%), 6.41%,
10/20/34 ............... 5,765 5,079,960
Series 2021-11A, Class EJ, (LIBOR
USD 3 Month + 7.75%), 8.81%,
10/20/34 ............... 1,375 1,312,626
Golub Capital Partners CLO 53B Ltd.,
Series 2021-53A, Class E, (LIBOR
USD 3 Month + 6.70%), 7.76%,
07/20/34
(a)(b)
............... 500 426,514
Golub Capital Partners CLO 55B Ltd.,
Series 2021-55A, Class E, (LIBOR
USD 3 Month + 6.56%), 7.62%,
07/20/34
(a)(b)
............... 2,690 2,496,731
Gracie Point International Funding
(a)(b)
Series 2020-B, Class B, (LIBOR
USD 1 Month + 2.40%), 3.46%,
05/02/23 ............... 15,000 15,002,995
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 1.40%), 2.46%,
11/01/23 ............... 1,320 1,308,526

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 2.40%), 3.46%,
11/01/23 ............... USD 1,729 $ 1,706,752
Great Lakes CLO V Ltd., Series 2021-
5A, Class A, (LIBOR USD 3 Month +
1.70%), 2.74%, 04/15/33
(a)(b)
.... 6,500 6,448,326
GT Loan Financing I Ltd., Series 2013-
1A, Class CR, (LIBOR USD 3 Month
+ 2.10%), 3.34%, 07/28/31
(a)(b)
... 500 482,602
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (LIBOR
USD 3 Month + 1.37%), 2.41%,
04/15/33 ............... 5,250 5,100,783
Series 2020-IA, Class B, (LIBOR
USD 3 Month + 2.00%), 3.04%,
04/15/33 ............... 250 240,575
Series 2020-IA, Class E, (LIBOR
USD 3 Month + 6.45%), 7.49%,
04/15/33 ............... 2,875 2,663,141
Gulf Stream Meridian 3 Ltd., Series
2021-IIIA, Class A1, (LIBOR USD 3
Month + 1.32%), 2.36%, 04/15/34
(a)(b)
1,000 966,939
Gulf Stream Meridian 4 Ltd.
(a)(b)
Series 2021-4A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.89%,
07/15/34 ............... 1,000 968,783
Series 2021-4A, Class D, (LIBOR
USD 3 Month + 6.35%), 7.39%,
07/15/34 ............... 2,875 2,525,016
Gulf Stream Meridian 5 Ltd., Series
2021-5A, Class A2, (LIBOR USD 3
Month + 1.80%), 2.84%, 07/15/34
(a)(b)
3,250 3,152,533
Gulf Stream Meridian 6 Ltd.
(a)(b)
Series 2021-6A, Class A1, (LIBOR
USD 3 Month + 1.19%), 2.23%,
01/15/37 ............... 1,000 964,080
Series 2021-6A, Class D, (LIBOR
USD 3 Month + 6.36%), 7.40%,
01/15/37 ............... 1,250 1,098,273
Gulf Stream Meridian 7 Ltd.
(a)(b)
Series 2022-7A, Class A1, (3 Month
CME Term SOFR + 1.36%),
1.66%, 07/15/35 .......... 10,000 9,627,367
Series 2022-7A, Class D, (3 Month
CME Term SOFR + 6.85%),
7.15%, 07/15/35 .......... 2,250 2,115,041
Harbor Park CLO Ltd., Series 2018-1A,
Class E, (LIBOR USD 3 Month +
5.60%), 6.66%, 01/20/31
(a)(b)
.... 1,500 1,329,650
Highbridge Loan Management, Series
3A-2014, Class A1R, (LIBOR USD 3
Month + 1.18%), 2.22%, 07/18/29
(a)(b)
1,000 987,605
Highbridge Loan Management Ltd.
(a)(b)
Series 12A-18, Class A1B, (LIBOR
USD 3 Month + 1.25%), 2.29%,
07/18/31 ............... 930 899,934
Series 7A-2015, Class BR, (LIBOR
USD 3 Month + 1.18%), 2.59%,
03/15/27 ............... 580 569,538
Series 7A-2015, Class CR, (LIBOR
USD 3 Month + 1.70%), 3.11%,
03/15/27 ............... 1,670 1,624,597
HPS Loan Management Ltd., Series
6A-2015, Class A1R, (LIBOR USD 3
Month + 1.00%), 2.36%, 02/05/31
(a)(b)
6,103 5,984,433
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Jamestown CLO XII Ltd., Series 2019-
1A, Class A2, (LIBOR USD 3 Month
+ 2.15%), 3.21%, 04/20/32
(a)(b)
... USD 2,300 $ 2,217,733
KKR CLO 10 Ltd., Series 10, Class BR,
(LIBOR USD 3 Month + 1.70%),
3.53%, 09/15/29
(a)(b)
.......... 3,000 2,922,057
LCM XIV LP, Series 14A, Class AR,
(LIBOR USD 3 Month + 1.04%),
2.10%, 07/20/31
(a)(b)
.......... 750 732,893
LCM XX LP, Series 20A, Class BR,
(LIBOR USD 3 Month + 1.55%),
2.61%, 10/20/27
(a)(b)
.......... 5,000 4,882,947
LCM XXI LP, Series 21A, Class BR,
(LIBOR USD 3 Month + 1.40%),
2.46%, 04/20/28
(a)(b)
.......... 250 244,925
LoanCore Issuer Ltd.
(a)(b)
Series 2018-CRE1, Class A, (LIBOR
USD 1 Month + 1.13%), 2.45%,
05/15/28 ............... 398 395,897
Series 2021-CRE5, Class A, (LIBOR
USD 1 Month + 1.30%), 2.62%,
07/15/36 ............... 6,950 6,712,034
Loanpal Solar Loan Ltd.
(a)
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 4,104 3,648,752
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 9,835 8,508,057
Longfellow Place CLO Ltd., Series
2013-1A, Class BR3, (LIBOR USD 3
Month + 1.75%), 2.79%, 04/15/29
(a)(b)
7,000 6,860,562
Madison Park Funding LVII Ltd., Series
2018-1A, Class D, (LIBOR USD 3
Month + 3.10%), 4.14%, 10/15/31
(a)(b)
875 805,605
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 2.54%,
04/19/30
(a)(b)
............... 5,000 4,843,445
Madison Park Funding XIX Ltd.
(a)(b)
Series 2015-19A, Class A1R2,
(LIBOR USD 3 Month + 0.92%),
2.06%, 01/22/28 .......... 1,860 1,834,569
Series 2015-19A, Class A2R2,
(LIBOR USD 3 Month + 1.50%),
2.64%, 01/22/28 .......... 5,000 4,849,462
Madison Park Funding XLIX Ltd., Series
2021-49A, Class E, (LIBOR USD 3
Month + 6.25%), 7.29%, 10/19/34
(a)(b)
2,750 2,464,739
Madison Park Funding XLV Ltd., Series
2020-45A, Class SUB, 0.00%,
07/15/34
(a)(b)
............... 2,000 1,610,848
Madison Park Funding XVIII Ltd., Series
2015-18A, Class ARR, (LIBOR
USD 3 Month + 0.94%), 2.04%,
10/21/30
(a)(b)
............... 24,750 24,234,903
Madison Park Funding XXII Ltd., Series
2016-22A, Class A1R, (LIBOR
USD 3 Month + 1.26%), 2.30%,
01/15/33
(a)(b)
............... 1,750 1,709,778
Madison Park Funding XXIII Ltd., Series
2017-23A, Class CR, (LIBOR USD 3
Month + 2.00%), 3.22%, 07/27/31
(a)(b)
3,000 2,877,991
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class BR, (LIBOR
USD 3 Month + 1.75%), 2.81%,
10/20/29
(a)(b)
............... 7,250 6,997,003

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XXIX Ltd.,
Series 2018-29A, Class E, (LIBOR
USD 3 Month + 5.70%), 6.74%,
10/18/30
(a)(b)
............... USD 1,750 $ 1,536,964
Madison Park Funding XXV Ltd., Series
2017-25A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 2.83%,
04/25/29
(a)(b)
............... 6,500 6,292,411
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (LIBOR
USD 3 Month + 1.20%), 2.44%,
07/29/30
(a)(b)
............... 2,000 1,985,860
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A1A,
(LIBOR USD 3 Month + 1.03%),
2.09%, 04/20/30
(a)(b)
.......... 350 343,296
Madison Park Funding XXX Ltd.
(b)
Series 2018-30A, Class E, (LIBOR
USD 3 Month + 4.95%), 5.99%,
04/15/29
(a)
.............. 2,050 1,816,150
Series 2018-30X, Class E, (LIBOR
USD 3 Month + 4.95%), 5.99%,
04/15/29
(d)
.............. 1,000 885,927
Madison Park Funding XXXIII Ltd.,
Series 2019-33A, Class BR, (3
Month CME Term SOFR + 1.80%),
2.65%, 10/15/32
(a)(b)
.......... 15,500 15,067,477
Madison Park Funding XXXIV Ltd.
(a)(b)
Series 2019-34A, Class AR, (LIBOR
USD 3 Month + 1.12%), 2.30%,
04/25/32 ............... 250 244,343
Series 2019-34A, Class DR, (LIBOR
USD 3 Month + 3.35%), 4.53%,
04/25/32 ............... 250 235,495
Series 2019-34A, Class SUB,
0.00%, 04/25/32 .......... 8,550 4,947,030
Madison Park Funding XXXVIII Ltd.
(a)(b)
Series 2021-38A, Class A, (LIBOR
USD 3 Month + 1.12%), 2.16%,
07/17/34 ............... 2,750 2,658,986
Series 2021-38A, Class B, (LIBOR
USD 3 Month + 1.65%), 2.69%,
07/17/34 ............... 2,250 2,125,946
Series 2021-38A, Class C, (LIBOR
USD 3 Month + 1.90%), 2.94%,
07/17/34 ............... 250 231,106
Series 2021-38A, Class E, (LIBOR
USD 3 Month + 6.00%), 7.04%,
07/17/34 ............... 1,500 1,362,591
Marble Point CLO XXIII Ltd., Series
2021-4A, Class D1, (LIBOR USD 3
Month + 3.65%), 4.79%, 01/22/35
(a)(b)
500 484,271
Mariner CLO LLC
(a)(b)
Series 2016-3A, Class AR2, (LIBOR
USD 3 Month + 0.99%), 2.17%,
07/23/29 ............... 212 208,848
Series 2016-3A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 2.68%,
07/23/29 ............... 5,250 5,058,737
Series 2016-3A, Class CR2, (LIBOR
USD 3 Month + 2.05%), 3.23%,
07/23/29 ............... 23,000 22,103,524
Series 2016-3A, Class DR2, (LIBOR
USD 3 Month + 2.90%), 4.08%,
07/23/29 ............... 3,750 3,512,269
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
MP CLO VII Ltd.
(a)(b)
Series 2015-1A, Class BRR, (LIBOR
USD 3 Month + 1.60%), 2.64%,
10/18/28 ............... USD 500 $ 477,580
Series 2015-1A, Class CRR, (LIBOR
USD 3 Month + 2.20%), 3.24%,
10/18/28 ............... 3,690 3,546,094
MP CLO VIII Ltd., Series 2015-2A,
Class BRR, (LIBOR USD 3 Month +
1.80%), 3.04%, 04/28/34
(a)(b)
.... 11,250 10,778,539
Myers Park CLO Ltd.
(a)(b)
Series 2018-1A, Class B1, (LIBOR
USD 3 Month + 1.60%), 2.66%,
10/20/30 ............... 250 238,520
Series 2018-1A, Class C, (LIBOR
USD 3 Month + 2.05%), 3.11%,
10/20/30 ............... 1,000 948,026
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 5.50%), 6.56%,
10/20/30 ............... 750 645,720
Neuberger Berman CLO XIV Ltd.,
Series 2013-14A, Class AR2,
(LIBOR USD 3 Month + 1.03%),
2.27%, 01/28/30
(a)(b)
.......... 1,986 1,953,325
Neuberger Berman CLO XVII Ltd.
(a)(b)
Series 2014-17A, Class CR2,
(LIBOR USD 3 Month + 2.00%),
3.14%, 04/22/29 .......... 5,350 5,123,895
Series 2014-17A, Class DR2A,
(LIBOR USD 3 Month + 2.80%),
3.94%, 04/22/29 .......... 1,500 1,380,877
Neuberger Berman CLO XX Ltd.
(a)(b)
Series 2015-20A, Class ARR,
(LIBOR USD 3 Month + 1.16%),
2.20%, 07/15/34 .......... 439 424,792
Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.65%),
2.69%, 07/15/34 .......... 500 470,830
Series 2015-20A, Class ERR,
(LIBOR USD 3 Month + 6.50%),
7.54%, 07/15/34 .......... 1,888 1,666,078
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (LIBOR
USD 3 Month + 1.65%), 2.69%,
10/17/30 ............... 400 383,686
Series 2016-22A, Class CR, (LIBOR
USD 3 Month + 2.20%), 3.24%,
10/17/30 ............... 250 238,256
Neuberger Berman Loan Advisers CLO
32 Ltd., Series 2019-32A, Class ER,
(LIBOR USD 3 Month + 6.10%),
7.14%, 01/20/32
(a)(b)
.......... 425 391,173
Neuberger Berman Loan Advisers CLO
34 Ltd., Series 2019-34A, Class
BR, (3 Month CME Term SOFR +
1.75%), 2.60%, 01/20/35
(a)(b)
.... 3,400 3,228,148
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(LIBOR USD 3 Month + 2.60%),
3.64%, 01/19/33
(a)(b)
.......... 500 474,932
Neuberger Berman Loan Advisers CLO
39 Ltd., Series 2020-39A, Class E,
(LIBOR USD 3 Month + 7.20%),
8.26%, 01/20/32
(a)(b)
.......... 250 240,319

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class B,
(LIBOR USD 3 Month + 1.65%),
2.71%, 01/20/36
(a)(b)
.......... USD 750 $ 707,306
Niagara Park CLO Ltd., Series 2019-
1A, Class ER, (LIBOR USD 3 Month
+ 5.95%), 6.99%, 07/17/32
(a)(b)
... 2,500 2,192,992
Northwoods Capital 20 Ltd., Series
2019-20A, Class ER, (LIBOR USD 3
Month + 7.85%), 9.03%, 01/25/32
(a)(b)
1,250 1,222,879
Ocean Trails CLO V, Series 2014-5A,
Class BRR, (LIBOR USD 3 Month +
1.95%), 2.97%, 10/13/31
(a)(b)
.... 2,500 2,405,309
OCP CLO Ltd.
(a)
Series 2013-4A, Class A2RR,
(LIBOR USD 3 Month + 1.45%),
2.63%, 04/24/29
(b)
......... 5,250 5,128,936
Series 2013-4A, Class BRR, (LIBOR
USD 3 Month + 1.90%), 3.08%,
04/24/29
(b)
.............. 19,500 18,916,917
Series 2013-4A, Class CRR, (LIBOR
USD 3 Month + 3.00%), 4.18%,
04/24/29
(b)
.............. 12,000 11,647,168
Series 2014-5A, Class A1R, (LIBOR
USD 3 Month + 1.08%), 2.29%,
04/26/31
(b)
.............. 1,410 1,381,833
Series 2014-7A, Class A2RR,
(LIBOR USD 3 Month + 1.65%),
2.71%, 07/20/29
(b)
......... 1,600 1,540,880
Series 2014-7A, Class B2RR,
5.11%, 07/20/29 .......... 3,830 3,535,908
Series 2015-9A, Class BR2, (3
Month CME Term SOFR +
1.75%), 2.16%, 01/15/33
(b)
... 10,250 9,662,022
Series 2017-14A, Class B, (LIBOR
USD 3 Month + 1.95%), 3.43%,
11/20/30
(b)
.............. 1,200 1,140,797
Series 2019-16A, Class AR, (LIBOR
USD 3 Month + 1.00%), 1.99%,
04/10/33
(b)
.............. 500 484,057
Series 2020-18A, Class AR, (LIBOR
USD 3 Month + 1.09%), 2.15%,
07/20/32
(b)
.............. 1,000 974,021
Series 2020-18A, Class DR, (LIBOR
USD 3 Month + 3.20%), 4.26%,
07/20/32
(b)
.............. 4,750 4,384,350
Series 2020-20A, Class D1, (LIBOR
USD 3 Month + 3.95%), 4.94%,
10/09/33
(b)
.............. 2,500 2,460,315
Series 2020-20A, Class E, (LIBOR
USD 3 Month + 7.66%), 8.65%,
10/09/33
(b)
.............. 1,500 1,395,153
Octagon Investment Partners 18-R
Ltd., Series 2018-18A, Class A1A,
(LIBOR USD 3 Month + 0.96%),
2.00%, 04/16/31
(a)(b)
.......... 276 268,224
Octagon Investment Partners 33 Ltd.,
Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.19%), 2.25%,
01/20/31
(a)(b)
............... 1,750 1,719,807
Octagon Investment Partners 36 Ltd.,
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 0.97%), 2.01%,
04/15/31
(a)(b)
............... 250 243,822
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners 37 Ltd.,
Series 2018-2A, Class A2, (LIBOR
USD 3 Month + 1.58%), 2.76%,
07/25/30
(a)(b)
............... USD 1,000 $ 948,710
Octagon Investment Partners 49 Ltd.,
Series 2020-5A, Class E, (LIBOR
USD 3 Month + 6.75%), 7.79%,
01/15/33
(a)(b)
............... 750 695,344
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 2.39%,
07/19/30
(a)(b)
............... 1,000 984,654
OHA Credit Funding 2 Ltd., Series
2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 2.25%, 04/21/34
(a)(b)
4,500 4,372,823
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (LIBOR USD 3
Month + 1.65%), 2.71%, 07/02/35
(a)(b)
250 236,152
OHA Credit Funding 4 Ltd., Series
2019-4A, Class AR, (LIBOR USD 3
Month + 1.15%), 2.29%, 10/22/36
(a)(b)
500 482,381
OHA Credit Funding 6 Ltd., Series
2020-6A, Class AR, (LIBOR USD 3
Month + 1.14%), 2.20%, 07/20/34
(a)(b)
1,000 969,726
OHA Credit Partners XI Ltd., Series
2015-11A, Class CR, (LIBOR USD 3
Month + 2.15%), 3.21%, 01/20/32
(a)(b)
300 286,221
OHA Credit Partners XIII Ltd., Series
2016-13A, Class BR, (LIBOR USD 3
Month + 1.70%), 2.80%, 10/25/34
(a)(b)
750 708,678
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (LIBOR USD 3 Month
+ 1.04%), 2.54%, 05/23/31
(a)(b)
... 14,402 14,111,915
OSD CLO Ltd., Series 2021-23A, Class
E, (LIBOR USD 3 Month + 6.00%),
7.04%, 04/17/31
(a)(b)
.......... 500 443,056
Owl Rock CLO VI Ltd., Series 2021-6A,
Class A, (LIBOR USD 3 Month +
1.45%), 3.55%, 06/21/32
(a)(b)
.... 1,500 1,486,276
OZLM Funding IV Ltd.
(a)(b)
Series 2013-4A, Class A1R, (LIBOR
USD 3 Month + 1.25%), 2.39%,
10/22/30 ............... 981 968,489
Series 2013-4A, Class A2R, (LIBOR
USD 3 Month + 1.70%), 2.84%,
10/22/30 ............... 960 921,916
OZLM VI Ltd.
(a)(b)
Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%),
2.79%, 04/17/31 .......... 1,800 1,717,963
Series 2014-6A, Class SUB, 0.00%,
04/17/31 ............... 3,200 490,560
OZLM VIII Ltd.
(a)(b)
Series 2014-8A, Class A2R3,
(LIBOR USD 3 Month + 1.65%),
2.69%, 10/17/29 .......... 3,815 3,727,617
Series 2014-8A, Class CRR, (LIBOR
USD 3 Month + 3.15%), 4.19%,
10/17/29 ............... 1,835 1,725,824
OZLM XX Ltd., Series 2018-20A, Class
A2, (LIBOR USD 3 Month + 1.65%),
2.71%, 04/20/31
(a)(b)
.......... 250 237,795
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A2R3,
(LIBOR USD 3 Month + 1.50%),
2.54%, 10/17/31 .......... 1,250 1,182,611

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.13%),
2.17%, 01/17/31 .......... USD 1,670 $ 1,642,857
Series 2015-1A, Class A2R4,
(LIBOR USD 3 Month + 1.70%),
3.20%, 05/21/34 .......... 2,500 2,359,912
Series 2015-2A, Class CR2, (LIBOR
USD 3 Month + 2.75%), 3.81%,
07/20/30 ............... 500 465,481
Series 2015-2A, Class DR2, (LIBOR
USD 3 Month + 5.75%), 6.81%,
07/20/30 ............... 3,500 3,104,633
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 1.03%), 2.07%,
04/18/31 ............... 6,260 6,130,027
Series 2018-2A, Class D, (LIBOR
USD 3 Month + 5.60%), 6.66%,
07/16/31 ............... 750 657,663
Series 2020-3A, Class A2R, (LIBOR
USD 3 Month + 1.60%), 3.01%,
11/15/31 ............... 2,040 1,959,067
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 6.35%), 7.39%,
07/15/34 ............... 250 232,437
Series 2021-3A, Class A1, (LIBOR
USD 3 Month + 1.15%), 1.38%,
01/15/35 ............... 250 241,035
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2018-5A, Class SUB, 0.00%,
01/20/27 ............... 4,750 578,598
Series 2019-3A, Class A2, (LIBOR
USD 3 Month + 1.60%), 3.08%,
08/20/27 ............... 14,500 14,272,089
Series 2019-3A, Class B, (LIBOR
USD 3 Month + 2.10%), 3.58%,
08/20/27 ............... 1,000 980,331
Series 2019-3A, Class C, (LIBOR
USD 3 Month + 3.40%), 4.88%,
08/20/27 ............... 6,800 6,712,309
Series 2019-3A, Class D, (LIBOR
USD 3 Month + 5.35%), 6.83%,
08/20/27 ............... 2,750 2,716,630
Series 2019-4A, Class A2, (LIBOR
USD 3 Month + 1.60%), 2.78%,
10/24/27 ............... 2,250 2,211,672
Series 2019-4A, Class C, (LIBOR
USD 3 Month + 3.25%), 4.43%,
10/24/27 ............... 2,250 2,209,784
Series 2019-4A, Class D, (LIBOR
USD 3 Month + 5.90%), 7.08%,
10/24/27 ............... 3,225 3,204,539
Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.35%), 2.83%,
02/20/28 ............... 7,600 7,389,662
Series 2020-1A, Class C, (LIBOR
USD 3 Month + 2.50%), 3.98%,
02/20/28 ............... 4,150 3,943,358
Series 2020-1A, Class D, (LIBOR
USD 3 Month + 4.85%), 6.33%,
02/20/28 ............... 600 583,233
Series 2020-4A, Class B, (LIBOR
USD 3 Month + 2.30%), 3.82%,
11/25/28 ............... 7,500 7,337,312
Series 2020-4A, Class C, (LIBOR
USD 3 Month + 3.60%), 5.12%,
11/25/28 ............... 3,000 2,934,581
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-4A, Class D, (LIBOR
USD 3 Month + 7.05%), 8.57%,
11/25/28 ............... USD 2,500 $ 2,481,211
Series 2020-4A, Class E, (LIBOR
USD 3 Month + 8.57%), 10.09%,
11/25/28 ............... 1,000 983,204
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.00%), 7.06%,
04/20/29 ............... 3,000 2,864,511
Series 2021-2A, Class A2, (LIBOR
USD 3 Month + 1.25%), 2.73%,
05/20/29 ............... 11,750 11,277,624
Series 2021-2A, Class D, (LIBOR
USD 3 Month + 5.00%), 6.48%,
05/20/29 ............... 500 432,719
Series 2021-3A, Class C, (LIBOR
USD 3 Month + 2.50%), 3.56%,
07/20/29 ............... 5,250 4,881,178
Series 2021-3A, Class D, (LIBOR
USD 3 Month + 5.00%), 6.06%,
07/20/29 ............... 4,875 4,260,769
Series 2021-4A, Class B, (LIBOR
USD 3 Month + 1.75%), 2.79%,
10/15/29 ............... 500 471,583
Series 2021-4A, Class C, (LIBOR
USD 3 Month + 2.60%), 3.64%,
10/15/29 ............... 2,000 1,831,703
Series 2021-4A, Class D, (LIBOR
USD 3 Month + 5.00%), 6.04%,
10/15/29 ............... 10,000 8,577,029
Series 2021-4A, Class E, (LIBOR
USD 3 Month + 7.51%), 8.55%,
10/15/29 ............... 2,000 1,869,097
Series 2022-2A, Class A2, (3 Month
CME Term SOFR + 1.90%),
2.99%, 10/15/30 .......... 25,000 24,287,443
Series 2022-2A, Class B, (3 Month
CME Term SOFR + 2.20%),
3.29%, 10/15/30 .......... 10,500 9,994,770
Series 2022-2A, Class C, (3 Month
CME Term SOFR + 3.10%),
4.19%, 10/15/30 .......... 6,000 5,585,781
Series 2022-2A, Class D, (3 Month
CME Term SOFR + 6.20%),
7.29%, 10/15/30 .......... 11,500 11,085,175
Parallel Ltd., Series 2015-1A, Class
C1R, (LIBOR USD 3 Month +
1.75%), 2.81%, 07/20/27
(a)(b)
.... 1,670 1,637,793
Park Avenue Institutional Advisers CLO
Ltd.
(a)(b)
Series 2017-1A, Class DR, (LIBOR
USD 3 Month + 6.81%), 8.22%,
02/14/34 ............... 3,250 2,912,732
Series 2019-1A, Class A1, (LIBOR
USD 3 Month + 1.48%), 2.89%,
05/15/32 ............... 500 492,184
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 7.30%), 8.36%,
01/20/34 ............... 2,300 2,088,819
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 7.01%), 8.05%,
07/15/34 ............... 900 802,666
Pikes Peak CLO 1, Series 2018-1A,
Class A, (LIBOR USD 3 Month +
1.18%), 2.36%, 07/24/31
(a)(b)
.... 250 246,015

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Pikes Peak CLO 11, Series 2022-11A,
Class A1, (3 Month CME Term
SOFR + 1.95%), 3.98%, 07/25/34
(a)(b)
USD 11,000 $ 10,972,500
Pikes Peak CLO 4, Series 2019-4A,
Class DR, (LIBOR USD 3 Month +
3.25%), 4.29%, 07/15/34
(a)(b)
.... 375 349,896
Pikes Peak CLO 6, Series 2020-6A,
Class ER2, (LIBOR USD 3 Month +
6.43%), 7.89%, 05/18/34
(a)(b)
.... 500 453,515
Post CLO Ltd.
(a)(b)
Series 2018-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 3.99%,
04/16/31 ............... 2,250 2,127,025
Series 2021-1A, Class E, (LIBOR
USD 3 Month + 6.45%), 7.49%,
10/15/34 ............... 750 703,782
PPM CLO 2 Ltd.
(a)(b)
Series 2019-2A, Class BR, (LIBOR
USD 3 Month + 1.75%), 2.79%,
04/16/32 ............... 3,500 3,312,943
Series 2019-2A, Class DR, (LIBOR
USD 3 Month + 3.40%), 4.44%,
04/16/32 ............... 1,250 1,171,579
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (LIBOR
USD 3 Month + 1.65%), 1.90%,
01/20/34 ............... 4,500 4,252,521
Series 2021-15A, Class E, (LIBOR
USD 3 Month + 6.20%), 6.45%,
01/20/34 ............... 1,250 1,143,509
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class BR, (LIBOR
USD 3 Month + 1.55%), 2.59%,
04/15/32 ............... 400 375,933
Series 2019-3A, Class CR, (LIBOR
USD 3 Month + 1.85%), 2.89%,
04/15/32 ............... 700 657,543
Series 2019-3A, Class DR, (LIBOR
USD 3 Month + 2.75%), 3.79%,
04/15/32 ............... 750 698,048
Series 2019-3A, Class ER, (LIBOR
USD 3 Month + 6.50%), 7.54%,
04/15/32 ............... 750 662,336
Rad CLO 4 Ltd.
(a)(b)
Series 2019-4A, Class C, (LIBOR
USD 3 Month + 2.80%), 3.98%,
04/25/32 ............... 1,425 1,366,785
Series 2019-4A, Class D, (LIBOR
USD 3 Month + 3.85%), 5.03%,
04/25/32 ............... 2,000 1,931,645
Series 2019-4A, Class E, (LIBOR
USD 3 Month + 6.75%), 7.93%,
04/25/32 ............... 3,000 2,685,686
Rad CLO 5 Ltd., Series 2019-5A, Class
DR, (LIBOR USD 3 Month + 3.15%),
4.33%, 07/24/32
(a)(b)
.......... 250 236,536
Rad CLO 6 Ltd., Series 2019-6A, Class
E, (LIBOR USD 3 Month + 7.53%),
8.59%, 01/20/33
(a)(b)
.......... 2,250 2,140,578
Rad CLO 7 Ltd., Series 2020-7A, Class
A1, (LIBOR USD 3 Month + 1.20%),
2.24%, 04/17/33
(a)(b)
.......... 250 243,125
Rad CLO 9 Ltd.
(a)(b)
Series 2020-9A, Class B1, (LIBOR
USD 3 Month + 1.90%), 2.94%,
01/15/34 ............... 500 481,427
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-9A, Class E, (LIBOR
USD 3 Month + 7.59%), 8.63%,
01/15/34 ............... USD 3,000 $ 2,829,530
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.80%), 2.84%,
04/17/30 ............... 1,250 1,225,819
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.45%), 3.49%,
04/17/30 ............... 2,320 2,241,641
Regatta VI Funding Ltd., Series 2016-
1A, Class DR2, (LIBOR USD 3
Month + 3.10%), 4.16%, 04/20/34
(a)(b)
3,000 2,775,230
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2,
(LIBOR USD 3 Month + 1.15%),
3.25%, 06/20/34 .......... 1,300 1,256,031
Series 2016-1A, Class BR2, (LIBOR
USD 3 Month + 1.60%), 3.70%,
06/20/34 ............... 250 235,819
Regatta VIII Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.70%), 2.74%,
10/17/30 ............... 5,020 4,831,594
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 3.20%), 4.24%,
10/17/30 ............... 840 790,978
Regatta XIII Funding Ltd., Series 2018-
2A, Class C, (LIBOR USD 3 Month +
3.10%), 4.14%, 07/15/31
(a)(b)
.... 375 348,018
Regatta XVI Funding Ltd., Series 2019-
2A, Class B, (LIBOR USD 3 Month +
2.05%), 3.09%, 01/15/33
(a)(b)
.... 250 242,154
Regatta XVII Funding Ltd.
(a)(b)
Series 2020-1A, Class D, (LIBOR
USD 3 Month + 4.15%), 5.19%,
10/15/33 ............... 600 583,115
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 7.61%), 8.65%,
10/15/33 ............... 500 472,164
Regatta XXIV Funding Ltd.
(a)(b)
Series 2021-5A, Class D, (LIBOR
USD 3 Month + 3.10%), 4.16%,
01/20/35 ............... 500 460,122
Series 2021-5A, Class E, (LIBOR
USD 3 Month + 6.80%), 7.86%,
01/20/35 ............... 500 456,995
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-2A, Class CR, (LIBOR
USD 3 Month + 1.90%), 2.94%,
10/15/29 ............... 1,250 1,198,519
Series 2017-2A, Class DR, (LIBOR
USD 3 Month + 2.85%), 3.89%,
10/15/29 ............... 5,360 5,059,274
Series 2017-2A, Class ER, (LIBOR
USD 3 Month + 6.25%), 7.29%,
10/15/29 ............... 4,500 3,960,090
Series 2017-3A, Class A, (LIBOR
USD 3 Month + 1.19%), 2.25%,
10/20/30 ............... 11,725 11,504,650
Series 2017-3A, Class E, (LIBOR
USD 3 Month + 5.75%), 6.81%,
10/20/30 ............... 1,305 1,171,973
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 963,550

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.10%), 2.58%,
05/20/31 ............... USD 1,000 $ 978,094
Series 2018-1A, Class B, (LIBOR
USD 3 Month + 1.72%), 3.20%,
05/20/31 ............... 250 239,463
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 922,250
Series 2018-2A, Class A, (LIBOR
USD 3 Month + 1.16%), 2.22%,
10/20/31 ............... 1,159 1,135,994
Series 2018-2A, Class B, (LIBOR
USD 3 Month + 1.80%), 2.86%,
10/20/31 ............... 1,087 1,056,679
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 891,800
Series 2020-1A, Class B, (LIBOR
USD 3 Month + 1.80%), 2.86%,
01/20/32 ............... 6,000 5,833,226
Series 2021-1A, Class C, (LIBOR
USD 3 Month + 2.00%), 3.06%,
07/20/34 ............... 250 233,065
Rockford Tower Credit Funding I Ltd.,
Series 2022-1A, Class SUB, 0.00%,
04/20/40
(a)(b)(c)
.............. 5,000 5,000,000
Romark CLO IV Ltd.
(a)(b)
Series 2021-4A, Class C1, (LIBOR
USD 3 Month + 3.20%), 4.19%,
07/10/34 ............... 3,500 3,267,183
Series 2021-4A, Class C2, (LIBOR
USD 3 Month + 5.00%), 5.99%,
07/10/34 ............... 1,750 1,727,075
Series 2021-4A, Class D, (LIBOR
USD 3 Month + 6.95%), 7.94%,
07/10/34 ............... 1,000 917,310
Romark CLO Ltd., Series 2017-1A,
Class B, (LIBOR USD 3 Month +
2.15%), 3.33%, 10/23/30
(a)(b)
.... 1,650 1,590,474
Romark WM-R Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month +
1.03%), 2.09%, 04/20/31
(a)(b)
.... 421 412,585
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a)(b)
...... 6,475 4,771,947
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%),
2.13%, 01/15/30
(a)(b)
.......... 500 491,417
RR 4 Ltd., Series 2018-4A, Class A2,
(LIBOR USD 3 Month + 1.55%),
2.59%, 04/15/30
(a)(b)
.......... 2,000 1,904,179
Seneca Park CLO Ltd., Series 2014-1A,
Class SUB, 0.00%, 07/17/26
(a)(b)
.. 2,000 1,420
Shackleton CLO Ltd., Series 2015-7RA,
Class C, (LIBOR USD 3 Month +
2.35%), 3.39%, 07/15/31
(a)(b)
.... 250 237,994
Silver Creek CLO Ltd.
(a)(b)
Series 2014-1A, Class AR, (LIBOR
USD 3 Month + 1.24%), 2.30%,
07/20/30 ............... 3,327 3,294,926
Series 2014-1A, Class DR, (LIBOR
USD 3 Month + 3.35%), 4.41%,
07/20/30 ............... 500 477,431
Sixth Street CLO XIX Ltd., Series 2021-
19A, Class E, (LIBOR USD 3 Month
+ 5.90%), 6.96%, 07/20/34
(a)(b)
... 5,000 4,414,170
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Sixth Street CLO XVI Ltd.
(a)(b)
Series 2020-16A, Class A1A,
(LIBOR USD 3 Month + 1.32%),
2.38%, 10/20/32 .......... USD 5,000 $ 4,916,277
Series 2020-16A, Class E, (LIBOR
USD 3 Month + 7.32%), 8.38%,
10/20/32 ............... 4,113 3,951,164
Sixth Street CLO XVII Ltd., Series
2021-17A, Class E, (LIBOR USD 3
Month + 6.20%), 7.26%, 01/20/34
(a)(b)
2,250 2,055,327
Sixth Street CLO XVIII Ltd., Series
2021-18A, Class E, (LIBOR USD 3
Month + 6.50%), 7.56%, 04/20/34
(a)(b)
4,000 3,690,599
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (LIBOR USD 3
Month + 1.07%), 2.28%, 01/26/31
(a)(b)
525 516,101
Sound Point CLO XII Ltd., Series
2016-2A, Class CR2, (LIBOR USD 3
Month + 2.05%), 3.11%, 10/20/28
(a)(b)
2,000 1,948,627
Sound Point CLO XV Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR
USD 3 Month + 1.50%), 2.68%,
01/23/29 ............... 2,000 1,935,069
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 2.05%), 3.23%,
01/23/29 ............... 3,350 3,247,608
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (LIBOR USD 3
Month + 3.50%), 4.68%, 04/25/34
(a)(b)
345 322,838
Steele Creek CLO Ltd., Series 2017-
1A, Class A, (LIBOR USD 3 Month +
1.25%), 2.29%, 10/15/30
(a)(b)
.... 420 413,786
Strata CLO I Ltd.
(a)(b)
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 7.08%), 8.12%,
01/15/31 ............... 1,690 1,619,773
Series 2018-1A, Class USUB,
0.00%, 01/15/18 .......... 7,680 4,113,408
Stratus CLO Ltd.
(a)(b)
Series 2021-1A, Class E, (LIBOR
USD 3 Month + 5.00%), 5.09%,
12/29/29 ............... 3,750 3,180,479
Series 2021-1A, Class SUB, 0.00%,
12/29/29 ............... 2,820 1,114,464
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 5.75%), 6.81%,
12/28/29 ............... 1,250 1,102,524
Series 2021-3A, Class C, (LIBOR
USD 3 Month + 2.05%), 3.11%,
12/29/29 ............... 250 237,337
Series 2021-3A, Class E, (LIBOR
USD 3 Month + 5.75%), 6.81%,
12/29/29 ............... 600 527,419
Symphony CLO XIV Ltd., Series 2014-
14A, Class B1RR, (LIBOR USD 3
Month + 1.70%), 2.74%, 07/14/26
(a)(b)
25,100 24,696,339
Symphony CLO XVI Ltd., Series
2015-16A, Class AR, (LIBOR USD 3
Month + 1.15%), 2.19%, 10/15/31
(a)(b)
300 293,903
Symphony CLO XXI Ltd., Series
2019-21A, Class DR, (LIBOR USD 3
Month + 3.30%), 4.34%, 07/15/32
(a)(b)
1,750 1,619,419
Symphony CLO XXIII Ltd.
(a)(b)
Series 2020-23A, Class CR, (LIBOR
USD 3 Month + 2.00%), 3.04%,
01/15/34 ............... 510 484,997

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-23A, Class ER, (LIBOR
USD 3 Month + 6.15%), 7.19%,
01/15/34 ............... USD 510 $ 463,928
Symphony Static CLO I Ltd., Series
2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 3.03%, 10/25/29
(a)(b)
1,500 1,463,718
TIAA CLO III Ltd.
(a)(b)
Series 2017-2A, Class A, (LIBOR
USD 3 Month + 1.15%), 2.19%,
01/16/31 ............... 269 264,477
Series 2017-2A, Class B, (LIBOR
USD 3 Month + 1.50%), 2.54%,
01/16/31 ............... 750 710,831
TICP CLO I-2 Ltd., Series 2018-IA,
Class C, (LIBOR USD 3 Month +
3.04%), 4.25%, 04/26/28
(a)(b)
.... 500 487,700
TICP CLO II-2 Ltd., Series 2018-IIA,
Class C, (LIBOR USD 3 Month +
2.95%), 4.01%, 04/20/28
(a)(b)
.... 590 572,739
TICP CLO III-2 Ltd., Series 2018-3R,
Class B, (LIBOR USD 3 Month +
1.35%), 2.41%, 04/20/28
(a)(b)
.... 500 490,810
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class A, (LIBOR
USD 3 Month + 1.14%), 2.20%,
01/20/31 ............... 2,000 1,966,289
Series 2017-9A, Class B, (LIBOR
USD 3 Month + 1.60%), 2.66%,
01/20/31 ............... 250 241,542
Series 2017-9A, Class D, (LIBOR
USD 3 Month + 2.90%), 3.96%,
01/20/31 ............... 500 471,569
TICP CLO V Ltd., Series 2016-5A,
Class DR, (LIBOR USD 3 Month +
3.15%), 4.19%, 07/17/31
(a)(b)
.... 250 227,563
TICP CLO VII Ltd., Series 2017-7A,
Class ER, (LIBOR USD 3 Month +
7.05%), 8.09%, 04/15/33
(a)(b)
.... 5,400 4,820,979
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (LIBOR
USD 3 Month + 1.18%), 2.24%,
10/20/31 ............... 500 488,535
Series 2018-11A, Class B, (LIBOR
USD 3 Month + 1.73%), 2.79%,
10/20/31 ............... 2,000 1,927,127
Series 2018-11A, Class D, (LIBOR
USD 3 Month + 3.05%), 4.11%,
10/20/31 ............... 250 233,669
Series 2018-11A, Class E, (LIBOR
USD 3 Month + 6.00%), 7.06%,
10/20/31 ............... 1,425 1,273,561
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class AR, (LIBOR
USD 3 Month + 1.17%), 2.21%,
07/15/34 ............... 1,000 968,531
Series 2018-12A, Class ER, (LIBOR
USD 3 Month + 6.25%), 7.29%,
07/15/34 ............... 625 548,695
TICP CLO XIV Ltd., Series 2019-14A,
Class DR, (LIBOR USD 3 Month +
6.70%), 7.76%, 10/20/32
(a)(b)
.... 2,500 2,300,268
TICP CLO XV Ltd.
(a)(b)
Series 2020-15A, Class A, (LIBOR
USD 3 Month + 1.28%), 2.34%,
04/20/33 ............... 250 245,081
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-15A, Class E, (LIBOR
USD 3 Month + 6.15%), 7.21%,
04/20/33 ............... USD 500 $ 448,684
Trestles CLO II Ltd., Series 2018-2A,
Class D, (LIBOR USD 3 Month +
5.75%), 6.93%, 07/25/31
(a)(b)
.... 3,860 3,414,889
Trestles CLO III Ltd.
(a)(b)
Series 2020-3A, Class A1, (LIBOR
USD 3 Month + 1.33%), 2.39%,
01/20/33 ............... 4,750 4,627,590
Series 2020-3A, Class B1, (LIBOR
USD 3 Month + 1.85%), 2.91%,
01/20/33 ............... 1,500 1,431,133
Series 2020-3A, Class E, (LIBOR
USD 3 Month + 6.50%), 7.56%,
01/20/33 ............... 2,250 1,987,759
Series 2020-3A, Class SUB, 0.00%,
01/20/33 ............... 1,000 710,986
Trestles CLO IV Ltd., Series 2021-4A,
Class A, (LIBOR USD 3 Month +
1.17%), 2.27%, 07/21/34
(a)(b)
.... 1,000 962,379
Trestles CLO Ltd.
(a)(b)
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 2.90%), 4.08%,
04/25/32 ............... 1,500 1,403,893
Series 2017-1A, Class ER, (LIBOR
USD 3 Month + 8.53%), 9.71%,
04/25/32 ............... 2,000 1,847,265
Trestles CLO V Ltd., Series 2021-5A,
Class E, (LIBOR USD 3 Month +
6.35%), 7.41%, 10/20/34
(a)(b)
.... 4,250 3,907,733
Triaxx Prime CDO Ltd., Series 2006-1A,
Class A2, (LIBOR USD 3 Month +
0.45%), 2.06%, 03/03/39
(a)(b)
.... 50,060 312,069
Trimaran Cavu Ltd.
(a)(b)
Series 2019-1A, Class A2, (LIBOR
USD 3 Month + 1.90%), 2.96%,
07/20/32 ............... 1,250 1,217,023
Series 2019-1A, Class B, (LIBOR
USD 3 Month + 2.20%), 3.26%,
07/20/32 ............... 250 239,581
Series 2019-1A, Class C1, (LIBOR
USD 3 Month + 3.15%), 4.21%,
07/20/32 ............... 500 485,423
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 4.15%), 5.21%,
07/20/32 ............... 1,500 1,471,664
Series 2019-1A, Class E, (LIBOR
USD 3 Month + 7.04%), 8.10%,
07/20/32 ............... 1,250 1,100,437
Series 2019-2A, Class C, (LIBOR
USD 3 Month + 4.72%), 5.76%,
11/26/32 ............... 575 568,908
Series 2021-1A, Class E, (LIBOR
USD 3 Month + 6.50%), 7.68%,
04/23/32 ............... 2,000 1,705,291
Series 2021-2A, Class D1, (LIBOR
USD 3 Month + 3.25%), 4.43%,
10/25/34 ............... 1,550 1,449,891
Trinitas CLO IV Ltd., Series 2016-4A,
Class A2L2, (LIBOR USD 3 Month +
1.40%), 2.44%, 10/18/31
(a)(b)
.... 900 928,311
Trinitas CLO XIV Ltd.
(a)(b)
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.00%), 3.18%,
01/25/34 ............... 1,160 1,115,368

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-14A, Class C, (LIBOR
USD 3 Month + 3.00%), 4.18%,
01/25/34 ............... USD 625 $ 604,500
Trinitas CLO XV Ltd., Series 2021-15A,
Class E, (LIBOR USD 3 Month +
7.45%), 8.59%, 04/22/34
(a)(b)
.... 1,750 1,578,240
Trinitas CLO XVI Ltd., Series 2021-16A,
Class E, (LIBOR USD 3 Month +
7.00%), 8.06%, 07/20/34
(a)(b)
.... 6,000 5,248,915
Voya CLO Ltd.
(a)(b)
Series 2014-4A, Class BR2, (LIBOR
USD 3 Month + 2.09%), 3.13%,
07/14/31 ............... 6,200 5,870,779
Series 2015-3A, Class A1R, (LIBOR
USD 3 Month + 1.19%), 2.25%,
10/20/31 ............... 1,500 1,470,586
Series 2017-2A, Class A1R, (LIBOR
USD 3 Month + 0.98%), 2.02%,
06/07/30 ............... 280 274,887
Series 2017-2A, Class A2AR,
(LIBOR USD 3 Month + 1.65%),
2.69%, 06/07/30 .......... 750 723,330
Series 2017-4A, Class A1, (LIBOR
USD 3 Month + 1.13%), 2.17%,
10/15/30 ............... 3,750 3,693,849
Series 2017-4A, Class B, (LIBOR
USD 3 Month + 1.45%), 2.49%,
10/15/30 ............... 750 714,352
Series 2018-3A, Class A1A, (LIBOR
USD 3 Month + 1.15%), 2.19%,
10/15/31 ............... 300 294,156
Series 2019-2A, Class E, (LIBOR
USD 3 Month + 6.60%), 7.66%,
07/20/32 ............... 250 220,440
Series 2019-3A, Class BR, (LIBOR
USD 3 Month + 1.65%), 2.69%,
10/17/32 ............... 1,300 1,235,449
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 3.05%), 4.23%,
07/24/32 ............... 8,780 7,868,807
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 6.40%), 7.58%,
07/24/32 ............... 5,050 4,627,549
Series 2019-1A, Class SUB, 0.00%,
07/24/32 ............... 4,300 2,565,810
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class A1R, (LIBOR
USD 3 Month + 1.22%), 2.40%,
10/24/34 ............... 4,500 4,333,237
Series 2020-2A, Class BR, (LIBOR
USD 3 Month + 1.75%), 2.93%,
10/24/34 ............... 3,750 3,571,711
Series 2020-2A, Class DR, (LIBOR
USD 3 Month + 3.35%), 4.53%,
10/24/34 ............... 6,750 6,357,369
Series 2020-2A, Class ER, (LIBOR
USD 3 Month + 7.10%), 8.28%,
10/24/34 ............... 2,000 1,881,651
Whitebox CLO III Ltd.
(a)(b)
Series 2021-3A, Class D, (LIBOR
USD 3 Month + 3.35%), 4.39%,
10/15/34 ............... 5,750 5,416,621
Series 2021-3A, Class E, (LIBOR
USD 3 Month + 6.85%), 7.89%,
10/15/34 ............... 6,720 6,249,658
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
York CLO 1 Ltd., Series 2014-1A,
Class CRR, (LIBOR USD 3 Month +
2.10%), 3.24%, 10/22/29
(a)(b)
.... USD 2,250 $ 2,182,423
1,601,740,145
France — 0.0%
(b)(d)
FCT Autonoria
Series 2019-1, Class C, (EURIBOR
1 Month + 1.20%), 0.67%,
09/25/35 ............... EUR 323 334,701
Series 2019-1, Class D, (EURIBOR
1 Month + 1.60%), 1.07%,
09/25/35 ............... 216 222,629
Series 2019-1, Class E, (EURIBOR
1 Month + 2.70%), 2.17%,
09/25/35 ............... 537 549,260
Series 2019-1, Class F, (EURIBOR 1
Month + 3.70%), 3.17%, 09/25/35 179 184,823
FCT Noria
Series 2018-1, Class D, (EURIBOR
1 Month + 1.50%), 0.97%,
06/25/38 ............... 291 298,817
Series 2018-1, Class E, (EURIBOR
1 Month + 2.65%), 2.12%,
06/25/38 ............... 308 315,866
Series 2021-1, Class B, (EURIBOR
1 Month + 0.70%), 0.17%,
10/25/49 ............... 1,300 1,337,295
Series 2021-1, Class C, (EURIBOR
1 Month + 1.10%), 0.57%,
10/25/49 ............... 900 915,138
Series 2021-1, Class D, (EURIBOR
1 Month + 1.50%), 0.97%,
10/25/49 ............... 900 915,463
FCT Pixel, Series 2021-1, Class D,
(EURIBOR 3 Month + 1.75%),
1.39%, 02/25/38 ............ 300 314,092
5,388,084
Germany — 0.0%
Red & Black Auto Germany UG
(b)(d)
Series 6, Class C, (EURIBOR 1
Month + 1.40%), 0.86%, 10/15/28 98 100,732
Series 6, Class D, (EURIBOR 1
Month + 2.25%), 1.71%, 10/15/28 98 101,057
Series 8, Class B, (EURIBOR 1
Month + 0.75%), 0.21%, 09/15/30 500 512,738
Series 8, Class C, (EURIBOR 1
Month + 0.95%), 0.41%, 09/15/30 400 406,392
Series 8, Class D, (EURIBOR 1
Month + 1.35%), 0.81%, 09/15/30 100 101,138
1,222,057
Ireland — 0.4%
(b)
AlbaCore Euro CLO IV DAC, Series
4X, Class D, (EURIBOR 3 Month +
4.60%), 4.60%, 07/15/35
(d)
..... 2,605 2,611,120
Alme Loan Funding V DAC, Series 5A,
Class ER, (EURIBOR 3 Month +
5.41%), 5.41%, 07/15/31
(a)
..... 3,800 3,357,563
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B1R, (EURIBOR
3 Month + 1.60%), 1.60%,
04/15/34
(a)
.............. 2,563 2,489,217
Series 2A, Class DR, (EURIBOR
3 Month + 3.55%), 3.55%,
04/15/34
(a)
.............. 2,110 2,008,567

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2X, Class ER, (EURIBOR
3 Month + 6.45%), 6.45%,
04/15/34
(d)
.............. EUR 1,580 $ 1,378,838
Anchorage Capital Europe CLO DAC
Series 4A, Class D, (EURIBOR
3 Month + 3.20%), 3.20%,
04/25/34
(a)
.............. 590 558,688
Series 4X, Class E, (EURIBOR
3 Month + 5.71%), 5.71%,
04/25/34
(d)
.............. 896 758,021
Aqueduct European CLO 2 DAC
(d)
Series 2017-2X, Class B1,
(EURIBOR 3 Month + 1.20%),
1.20%, 10/15/30 .......... 2,518 2,512,571
Series 2017-2X, Class E, (EURIBOR
3 Month + 4.40%), 4.40%,
10/15/30 ............... 534 466,374
Aqueduct European CLO DAC
Series 2019-3X, Class AR,
(EURIBOR 3 Month + 0.93%),
0.93%, 08/15/34
(d)
......... 5,000 5,047,532
Series 2020-5A, Class CR,
(EURIBOR 3 Month + 2.00%),
2.00%, 04/20/34
(a)
......... 1,250 1,169,435
Ares European CLO VII DAC
(d)
Series 7X, Class AAR, (EURIBOR 3
Month + 1.50%), 1.50%, 10/15/30 1,200 1,189,487
Series 7X, Class DR, (EURIBOR 3
Month + 5.26%), 5.26%, 10/15/30 250 223,115
Ares European CLO X DAC, Series
10A, Class DR, (EURIBOR 3 Month
+ 2.80%), 2.80%, 10/15/31
(a)
.... 2,000 1,893,906
Ares European CLO XII DAC
Series 12A, Class B1R, (EURIBOR
3 Month + 1.70%), 1.70%,
04/20/32
(a)
.............. 862 847,136
Series 12X, Class E, (EURIBOR
3 Month + 6.10%), 6.10%,
04/20/32
(d)
.............. 338 298,285
Armada Euro CLO III DAC, Series 3A,
Class DR, (EURIBOR 3 Month +
3.30%), 3.30%, 07/15/31
(a)
..... 2,800 2,724,568
Aurium CLO II DAC, Series 2X, Class
ERR, (EURIBOR 3 Month + 6.08%),
6.08%, 06/22/34
(d)
........... 1,050 899,042
Aurium CLO VIII DAC, Series 8X, Class
A, (EURIBOR 3 Month + 0.85%),
0.85%, 06/23/34
(d)
........... 5,000 4,987,560
Avoca CLO XIV DAC
(d)
Series 14X, Class ER, (EURIBOR 3
Month + 4.70%), 4.70%, 01/12/31 2,240 1,928,660
Series 14X, Class FR, (EURIBOR 3
Month + 6.35%), 6.35%, 01/12/31 1,100 846,788
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 4,510 1,920,637
Avoca CLO XV DAC
(d)
Series 15X, Class B2R, (EURIBOR
3 Month + 1.05%), 1.05%,
04/15/31 ............... 150 149,522
Series 15X, Class ER, (EURIBOR 3
Month + 4.13%), 4.13%, 04/15/31 1,305 1,112,924
Series 15X, Class FR, (EURIBOR 3
Month + 5.84%), 5.84%, 04/15/31 1,760 1,568,709
Series 15X, Class M1, 0.00%,
04/15/31 ............... 3,100 1,688,971
Security
Par (000)
Par (000) Value
Ireland (continued)
Avoca CLO XVIII DAC
(d)
Series 18X, Class B1, (EURIBOR 3
Month + 1.25%), 1.25%, 04/15/31 EUR 5,800 $ 5,743,634
Series 18X, Class C, (EURIBOR 3
Month + 1.75%), 1.75%, 04/15/31 150 144,943
Avoca CLO XX DAC, Series 20X, Class
E, (EURIBOR 3 Month + 5.75%),
5.75%, 07/15/32
(d)
........... 945 830,266
Avoca CLO XXII DAC
Series 22A, Class D, (EURIBOR
3 Month + 2.90%), 2.90%,
04/15/35
(a)
.............. 970 899,426
Series 22A, Class E, (EURIBOR
3 Month + 5.23%), 5.23%,
04/15/35
(a)
.............. 970 805,261
Series 22X, Class B1, (EURIBOR
3 Month + 1.30%), 1.30%,
04/15/35
(d)
.............. 710 681,430
Avoca CLO XXIII DAC, Series 23A,
Class D, (EURIBOR 3 Month +
3.05%), 3.05%, 04/15/34
(a)
..... 750 695,555
Avoca CLO XXV DAC, Series 25A,
Class E, (EURIBOR 3 Month +
6.14%), 6.14%, 10/15/34
(a)
..... 930 792,268
BBAM European CLO I DAC
(d)
Series 1X, Class AR, (EURIBOR 3
Month + 0.87%), 0.87%, 07/22/34 5,000 5,028,261
Series 1X, Class ER, (EURIBOR 3
Month + 5.91%), 5.91%, 07/22/34 1,050 901,806
Bilbao CLO I DAC
Series 1A, Class D, (EURIBOR
3 Month + 4.73%), 4.73%,
07/20/31
(a)
.............. 2,500 2,102,733
Series 1X, Class A2A, (EURIBOR
3 Month + 1.30%), 1.30%,
07/20/31
(d)
.............. 4,300 4,277,656
Bilbao CLO III DAC, Series 3X, Class
DR, (EURIBOR 3 Month + 5.96%),
5.96%, 05/17/34
(d)
........... 3,420 2,929,879
BlueMountain EUR CLO DAC
Series 2021-1A, Class E, (EURIBOR
3 Month + 5.41%), 5.41%,
04/15/34
(a)
.............. 2,120 1,756,324
Series 2021-1X, Class E, (EURIBOR
3 Month + 5.41%), 5.41%,
04/15/34
(d)
.............. 1,050 869,878
BlueMountain Fuji EUR CLO III DAC,
Series 3X, Class E, (EURIBOR 3
Month + 5.26%), 5.26%, 01/15/31
(d)
1,330 1,134,719
BlueMountain Fuji EUR CLO V DAC,
Series 5X, Class C, (EURIBOR 3
Month + 2.45%), 2.45%, 01/15/33
(d)
500 482,421
Cairn CLO IX DAC, Series 2018-9X,
Class A, (EURIBOR 3 Month +
0.71%), 0.71%, 04/25/32
(d)
..... 2,700 2,777,417
Capital Four CLO II DAC, Series 2X,
Class E, (EURIBOR 3 Month +
5.91%), 5.91%, 01/15/34
(d)
..... 1,050 910,449
Carlyle Euro CLO DAC, Series 2021-
2A, Class C, (EURIBOR 3 Month +
3.30%), 3.30%, 10/15/35
(a)
..... 2,690 2,519,544
CIFC European Funding CLO I DAC,
Series 1X, Class E, (EURIBOR 3
Month + 5.86%), 5.86%, 07/15/32
(d)
250 219,037

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33
(d)
EUR 400 $ 387,863
CIFC European Funding CLO III DAC
Series 3A, Class C, (EURIBOR
3 Month + 2.50%), 2.50%,
01/15/34
(a)
.............. 500 478,847
Series 3A, Class D, (EURIBOR
3 Month + 3.60%), 3.60%,
01/15/34
(a)
.............. 375 351,342
Series 3X, Class E, (EURIBOR
3 Month + 5.61%), 5.61%,
01/15/34
(d)
.............. 850 724,349
CIFC European Funding CLO IV DAC,
Series 4X, Class E, (EURIBOR 3
Month + 5.97%), 5.97%, 08/18/35
(d)
930 790,041
Clontarf Park CLO DAC, Series 1X,
Class CE, (EURIBOR 3 Month +
3.05%), 3.05%, 08/05/30
(d)
..... 1,470 1,446,344
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (EURIBOR 3
Month + 1.30%), 1.30%, 02/22/34
(d)
1,120 1,080,781
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (EURIBOR 3
Month + 3.80%), 3.80%, 12/23/33
(a)
400 387,429
CVC Cordatus Loan Fund XVII DAC
Series 17A, Class ER, (EURIBOR
3 Month + 6.12%), 6.12%,
11/18/33
(a)
.............. 1,170 981,217
Series 17X, Class ER, (EURIBOR
3 Month + 6.12%), 6.12%,
11/18/33
(d)
.............. 820 687,690
CVC Cordatus Loan Fund XVIII DAC,
Series 18A, Class ER, (EURIBOR 3
Month + 6.06%), 6.06%, 07/29/34
(a)
794 666,986
CVC Cordatus Loan Fund XX DAC
Series 20A, Class DE, (EURIBOR
3 Month + 3.00%), 3.00%,
06/22/34
(a)
.............. 1,450 1,319,437
Series 20A, Class E, (EURIBOR
3 Month + 5.61%), 5.61%,
06/22/34
(a)
.............. 660 551,170
Series 20X, Class E, (EURIBOR
3 Month + 5.61%), 5.61%,
06/22/34
(d)
.............. 554 462,649
CVC Cordatus Loan Fund XXI DAC,
Series 21X, Class E, (EURIBOR 3
Month + 5.93%), 5.93%, 09/22/34
(d)
520 440,254
Dartry Park CLO DAC, Series 1A, Class
CRR, (EURIBOR 3 Month + 3.35%),
3.35%, 01/28/34
(a)
........... 500 470,337
Euro-Galaxy III CLO DAC
(a)
Series 2013-3A, Class CRRR,
(EURIBOR 3 Month + 2.35%),
2.35%, 04/24/34 .......... 700 684,435
Series 2013-3A, Class DRRR,
(EURIBOR 3 Month + 3.25%),
3.25%, 04/24/34 .......... 1,380 1,333,494
Euro-Galaxy V CLO DAC, Series 2016-
5X, Class ERR, (EURIBOR 3 Month
+ 5.82%), 5.82%, 02/15/34
(d)
.... 1,290 1,115,723
Fair Oaks Loan Funding I DAC, Series
1X, Class AR, (EURIBOR 3 Month +
0.85%), 0.85%, 04/15/34
(d)
..... 5,000 5,041,042
Security
Par (000)
Par (000) Value
Ireland (continued)
Fidelity Grand Harbour CLO DAC,
Series 2021-1A, Class D, (EURIBOR
3 Month + 3.60%), 3.60%,
10/15/34
(a)
................ EUR 1,490 $ 1,427,256
Harvest CLO XIX DAC, Series 19X,
Class D, (EURIBOR 3 Month +
2.55%), 2.55%, 04/14/31
(d)
..... 240 229,498
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 1.20%, 10/15/30
(d)
..... 700 700,270
Harvest CLO XXIII DAC
(d)
Series 23X, Class A, (EURIBOR 3
Month + 0.95%), 0.95%, 10/20/32 1,817 1,834,710
Series 23X, Class D, (EURIBOR 3
Month + 3.00%), 3.00%, 10/20/32 1,360 1,230,198
Henley CLO IV DAC
Series 4A, Class C, (EURIBOR
3 Month + 2.10%), 2.10%,
04/25/34
(a)
.............. 920 870,370
Series 4A, Class D, (EURIBOR
3 Month + 3.00%), 3.00%,
04/25/34
(a)(c)
............. 500 491,531
Series 4X, Class B1, (EURIBOR
3 Month + 1.35%), 1.35%,
04/25/34
(d)
.............. 450 436,358
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 0.92%, 11/14/32
(d)
...... 625 635,569
Invesco Euro CLO, Series 6X, Class
E, (EURIBOR 3 Month + 5.99%),
5.99%, 07/15/34
(d)
........... 770 666,811
Invesco Euro CLO III DAC
(d)
Series 3X, Class B1, (EURIBOR 3
Month + 1.75%), 1.75%, 07/15/32 450 441,734
Series 3X, Class F, (EURIBOR 3
Month + 8.07%), 8.07%, 07/15/32 867 756,070
Invesco Euro CLO IV DAC, Series 4A,
Class B1, (EURIBOR 3 Month +
1.70%), 1.70%, 04/15/33
(a)
..... 625 607,266
Invesco Euro CLO V DAC
Series 5A, Class D, (EURIBOR
3 Month + 3.80%), 3.80%,
01/15/34
(a)
.............. 1,550 1,510,078
Series 5X, Class D, (EURIBOR
3 Month + 3.80%), 3.80%,
01/15/34
(d)
.............. 450 437,770
Invesco Euro CLO VII DAC, Series
7A, Class E, (EURIBOR 3 Month +
6.24%), 6.24%, 01/15/35
(a)
..... 1,500 1,311,186
Madison Park Euro Funding X DAC
(d)
Series 10X, Class A1, (EURIBOR 3
Month + 0.74%), 0.74%, 10/25/30 2,700 2,761,197
Series 10X, Class B1, (EURIBOR 3
Month + 1.20%), 1.20%, 10/25/30 1,850 1,817,749
Madison Park Euro Funding XI DAC,
Series 11X, Class C, (EURIBOR 3
Month + 1.85%), 1.85%, 02/15/31
(d)
1,350 1,323,489
Madison Park Euro Funding XIV DAC,
Series 14A, Class DR, (EURIBOR 3
Month + 3.60%), 3.60%, 07/15/32
(a)
1,090 1,055,937
Madison Park Euro Funding XVI DAC
(a)
Series 16A, Class D, (EURIBOR 3
Month + 3.20%), 3.20%, 05/25/34 1,250 1,164,897
Series 16A, Class E, (EURIBOR 3
Month + 6.02%), 6.02%, 05/25/34 3,120 2,678,142

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
Man GLG Euro CLO, Series 6A, Class
DR, (EURIBOR 3 Month + 3.50%),
3.50%, 10/15/32
(a)
........... EUR 950 $ 924,283
Marino Park CLO DAC, Series 1X,
Class X, (EURIBOR 3 Month +
0.45%), 0.45%, 01/16/34
(d)
..... 938 979,761
Neuberger Berman Loan Advisers
Euro CLO, Series 2021-1X, Class
E, (EURIBOR 3 Month + 5.52%),
5.52%, 04/17/34
(d)
........... 658 552,947
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (EURIBOR 3
Month + 5.66%), 5.66%, 05/15/34
(d)
420 352,017
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C,
(EURIBOR 3 Month + 2.50%),
2.50%, 11/25/33
(a)
........... 500 496,072
Northwoods Capital 21 Euro DAC,
Series 2020-21X, Class ER,
(EURIBOR 3 Month + 6.06%),
6.06%, 07/22/34
(d)
........... 1,050 899,649
Northwoods Capital 23 Euro DAC,
Series 2021-23X, Class E,
(EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(d)
........... 895 760,582
OAK Hill European Credit Partners V
DAC, Series 2016-5A, Class BR,
(EURIBOR 3 Month + 1.90%),
1.90%, 01/21/35
(a)
........... 425 414,433
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
1.20%, 01/20/32
(d)
........... 450 439,793
OCP Euro CLO DAC
Series 2017-2X, Class B, (EURIBOR
3 Month + 1.35%), 1.35%,
01/15/32
(d)
.............. 700 702,214
Series 2017-2X, Class E, (EURIBOR
3 Month + 5.00%), 5.00%,
01/15/32
(d)
.............. 897 783,912
Series 2017-2X, Class F, (EURIBOR
3 Month + 6.40%), 6.40%,
01/15/32
(d)
.............. 600 487,534
Series 2019-3A, Class CR,
(EURIBOR 3 Month + 2.30%),
2.30%, 04/20/33
(a)
......... 250 241,787
Series 2019-3A, Class DR,
(EURIBOR 3 Month + 3.30%),
3.30%, 04/20/33
(a)
......... 250 237,550
Series 2020-4A, Class ER,
(EURIBOR 3 Month + 5.94%),
5.94%, 09/22/34
(a)
......... 1,120 981,612
Penta CLO DAC
(a)
Series 2019-6A, Class B1R,
(EURIBOR 3 Month + 1.70%),
1.70%, 07/25/34 .......... 500 486,069
Series 2019-6A, Class CR,
(EURIBOR 3 Month + 2.30%),
2.30%, 07/25/34 .......... 500 470,915
Series 2021-9A, Class D, (EURIBOR
3 Month + 3.10%), 3.10%,
07/25/36 ............... 1,650 1,521,477
Prodigy Finance DAC
(a)
Series 2021-1A, Class A, (LIBOR
USD 1 Month + 1.25%), 2.87%,
07/25/51 ............... USD 9,808 9,636,557
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 2.50%), 4.12%,
07/25/51 ............... USD 1,220 $ 1,202,948
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 3.75%), 5.37%,
07/25/51 ............... 700 690,915
Series 2021-1A, Class D, (LIBOR
USD 1 Month + 5.90%), 7.52%,
07/25/51 ............... 460 453,298
Providus CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.29%),
5.29%, 02/15/35
(d)
........... EUR 600 496,142
Rockfield Park CLO DAC, Series 1X,
Class D, (EURIBOR 3 Month +
5.95%), 5.95%, 07/16/34
(d)
..... 820 709,029
Rockford Tower Europe CLO DAC
Series 2018-1A, Class E, (EURIBOR
3 Month + 5.36%), 5.36%,
12/20/31
(a)
.............. 1,200 1,036,100
Series 2018-1X, Class B, (EURIBOR
3 Month + 1.85%), 1.85%,
12/20/31
(d)
.............. 2,750 2,722,305
Series 2018-1X, Class C, (EURIBOR
3 Month + 2.47%), 2.47%,
12/20/31
(d)
.............. 1,640 1,609,148
Series 2019-1X, Class B1,
(EURIBOR 3 Month + 1.60%),
1.60%, 01/20/33
(d)
......... 5,012 4,921,062
Series 2021-1X, Class E, (EURIBOR
3 Month + 5.96%), 5.96%,
04/20/34
(d)
.............. 868 735,867
RRE 5 Loan Management DAC, Series
5A, Class A2R, (EURIBOR 3 Month
+ 1.75%), 1.75%, 01/15/37
(a)
.... 3,524 3,382,314
RRE 6 Loan Management DAC, Series
6X, Class D, (EURIBOR 3 Month +
6.25%), 6.25%, 04/15/35
(d)
..... 550 483,565
RRE 9 Loan Management DAC, Series
9A, Class A2, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/36
(a)
..... 1,720 1,667,761
Sound Point Euro CLO II Funding DAC,
Series 2A, Class ER, (EURIBOR 3
Month + 6.34%), 6.34%, 01/26/36
(a)
550 467,143
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C,
(EURIBOR 3 Month + 2.30%),
2.30%, 04/15/33
(d)
........... 750 721,962
Sound Point Euro CLO V Funding DAC,
Series 5X, Class E, (EURIBOR 3
Month + 5.84%), 5.84%, 07/25/35
(d)
1,050 877,278
Sound Point Euro CLO VII Funding
DAC, Series 7A, Class E,
(EURIBOR 3 Month + 6.27%),
6.27%, 01/25/35
(a)
........... 860 737,590
St Paul's CLO X DAC, Series 10A,
Class DR, (EURIBOR 3 Month +
3.75%), 3.75%, 04/22/35
(a)
..... 750 729,000
St Paul's CLO XII DAC
(d)
Series 12X, Class D, (EURIBOR 3
Month + 3.20%), 3.20%, 04/15/33 1,880 1,757,891
Series 12X, Class E, (EURIBOR 3
Month + 5.32%), 5.32%, 04/15/33 650 547,004
St. Paul's CLO XII DAC, Series 12X,
Class B1, (EURIBOR 3 Month +
1.60%), 1.60%, 04/15/33
(d)
..... 1,350 1,322,334

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
Sutton Park CLO DAC
(d)
Series 1X, Class A2A, (EURIBOR 3
Month + 1.70%), 1.70%, 11/15/31 EUR 645 $ 639,673
Series 1X, Class BE, (EURIBOR 3
Month + 2.35%), 2.35%, 11/15/31 500 489,927
Voya Euro CLO I DAC
(d)
Series 1X, Class A, (EURIBOR 3
Month + 0.75%), 0.75%, 10/15/30 4,920 5,069,772
Series 1X, Class B1NE, (EURIBOR
3 Month + 1.15%), 1.15%,
10/15/30 ............... 750 751,023
Voya Euro CLO II DAC
(a)(c)
Series 2A, Class B1R, (EURIBOR 3
Month + 1.67%), 1.67%, 07/15/35 250 253,801
Series 2A, Class CR, (EURIBOR 3
Month + 2.15%), 2.15%, 07/15/35 250 247,971
Voya Euro CLO III DAC, Series 3X,
Class B1, (EURIBOR 3 Month +
1.65%), 1.65%, 04/15/33
(d)
..... 439 426,071
Voya Euro CLO IV DAC, Series 4A,
Class B1R, (EURIBOR 3 Month +
1.75%), 1.75%, 10/15/34
(a)
..... 1,880 1,794,421
Voya Euro CLO V DAC
(a)
Series 5A, Class D, (EURIBOR 3
Month + 3.10%), 3.10%, 04/15/35 660 615,921
Series 5A, Class E, (EURIBOR 3
Month + 5.81%), 5.81%, 04/15/35 970 819,041
184,677,100
Italy — 0.0%
(b)(d)
Autoflorence SRL
Series 2, Class B, (EURIBOR 1
Month + 0.75%), 0.24%, 12/24/44 898 932,265
Series 2, Class C, (EURIBOR 1
Month + 1.15%), 0.64%, 12/24/44 414 425,001
Series 2, Class D, (EURIBOR 1
Month + 2.35%), 1.84%, 12/24/44 222 230,525
Brignole Co. SRL
Series 2021, Class B, (EURIBOR 1
Month + 0.80%), 0.29%, 07/24/36 143 148,989
Series 2021, Class D, (EURIBOR 1
Month + 1.60%), 1.09%, 07/24/36 100 104,156
Red & Black Auto Italy Srl, Series 1,
Class D, (EURIBOR 1 Month +
2.85%), 2.30%, 12/28/31 ....... 598 606,927
2,447,863
Jersey — 0.1%
(a)(b)
AGL Static CLO 18 Ltd., Series 2022-
18A, Class B, (3 Month CME Term
SOFR + 2.00%), 3.12%, 04/21/31 USD 21,500 20,752,292
AGL Static CLO Ltd., Series 2022-18A,
Class E, (3 Month CME Term SOFR
+ 6.85%), 7.97%, 04/21/31 ..... 4,000 3,604,656
24,356,948
Luxembourg — 0.0%
(b)
BL Consumer Credit
(d)
Series 2021-1, Class C, (EURIBOR
1 Month + 1.10%), 0.57%,
09/25/38 ............... EUR 528 551,789
Series 2021-1, Class D, (EURIBOR
1 Month + 1.65%), 1.12%,
09/25/38 ............... 681 712,570
Series 2021-1, Class E, (EURIBOR
1 Month + 2.85%), 2.32%,
09/25/38 ............... 355 360,656
Security
Par (000)
Par (000) Value
Luxembourg (continued)
E-Carat SA
(d)
Series 10FR, Class C, (EURIBOR 1
Month + 1.10%), 0.60%, 12/20/28 EUR 111 $ 115,746
Series 10FR, Class D, (EURIBOR 1
Month + 1.50%), 1.00%, 12/20/28 56 57,805
Penta CLO
(a)
Series 2022-11A, Class B,
(EURIBOR 3 Month + 2.45%),
2.45%, 11/15/34
(c)
......... 2,600 2,724,670
Series 2022-11A, Class D,
(EURIBOR 3 Month + 4.80%),
4.80%, 11/15/34 .......... 2,030 2,074,157
Penta CLO DAC, Series 2020-8A,
Class ER, (EURIBOR 3 Month +
5.93%), 5.93%, 01/15/34
(a)
..... 820 817,221
SC Germany SA Compartment
Consumer
(d)
Series 2020-1, Class C, (EURIBOR
1 Month + 1.75%), 1.21%,
11/14/34 ............... 2,795 2,900,095
Series 2020-1, Class D, (EURIBOR
1 Month + 2.50%), 1.96%,
11/14/34 ............... 1,147 1,187,794
Silver Arrow SA Compartment
(d)
Series 10, Class C, (EURIBOR 1
Month + 1.35%), 0.81%, 03/15/27 300 313,138
Series 10, Class D, (EURIBOR 1
Month + 2.60%), 2.06%, 03/15/27 300 313,356
12,128,997
Netherlands — 0.0%
(b)(d)
Contego CLO II BV, Series 2X, Class
BRNE, (EURIBOR 3 Month +
1.45%), 1.04%, 11/15/26 ....... 774 806,948
Euro-Galaxy VI CLO DAC, Series 2018-
6X, Class E, (EURIBOR 3 Month +
4.10%), 4.10%, 04/11/31 ....... 710 622,571
OZLME IV DAC, Series 4X, Class
B, (EURIBOR 3 Month + 1.35%),
1.35%, 07/27/32 ............ 2,890 2,890,230
4,319,749
Portugal — 0.0%
TAGUS - Sociedade de Titularizacao de
Creditos SA
(d)
Series 2, Class D, (EURIBOR
1 Month + 2.85%), 2.34%,
09/23/38
(b)
.............. 900 921,511
Series 7, Class SEN, 0.70%,
02/12/24 ............... 5,291 5,489,970
6,411,481
Spain — 0.0%
(d)
Autonoria Spain
(b)
Series 2021-SP, Class C, (EURIBOR
1 Month + 1.05%), 0.52%,
01/31/39 ............... 2,100 2,164,630
Series 2021-SP, Class D, (EURIBOR
1 Month + 1.55%), 1.02%,
01/31/39 ............... 900 929,142
Series 2021-SP, Class E, (EURIBOR
1 Month + 2.65%), 2.12%,
01/31/39 ............... 500 515,836
Series 2021-SP, Class F, (EURIBOR
1 Month + 3.90%), 3.37%,
01/31/39 ............... 200 204,961

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Spain (continued)
Autonoria Spain FT, Series 2021-SP,
Class B, (EURIBOR 1 Month +
0.80%), 0.27%, 01/31/39
(b)
..... EUR 1,300 $ 1,343,588
FT Santander Consumer Spain Auto
Series 2020-1, Class B, (EURIBOR
3 Month + 0.95%), 0.78%,
03/20/33
(b)
.............. 577 590,645
Series 2020-1, Class C, (EURIBOR
3 Month + 1.95%), 1.78%,
03/20/33
(b)
.............. 173 176,930
Series 2020-1, Class D, 3.50%,
03/20/33 ............... 289 292,892
6,218,624
United Kingdom — 0.2%
Azure Finance No. 2 plc, Series 2,
Class C, (SONIO/N + 3.00%),
4.12%, 07/20/30
(b)(d)
.......... GBP 1,699 2,062,576
Dowson plc
(b)(d)
Series 2021-2, Class A, (SONIO/N +
0.68%), 1.80%, 10/20/28 .... 2,369 2,875,007
Series 2021-2, Class B, (SONIO/N +
1.20%), 2.32%, 10/20/28 .... 1,200 1,440,360
Series 2021-2, Class C, (SONIO/N +
1.60%), 2.72%, 10/20/28 .... 1,300 1,535,924
Series 2022-1, Class C, (SONIO/N +
2.25%), 3.37%, 01/20/29 .... 2,528 2,990,621
Series 2022-1, Class D, (SONIO/N +
2.70%), 3.82%, 01/20/29 .... 725 852,163
Greene King Finance plc
Series A5,  (SONIO/N + 2.62%),
3.81%, 12/15/33
(b)(d)
........ 21,399 24,485,644
Series A6,  4.06%, 03/15/35
(d)
... 3,633 4,167,953
Series B1,  (SONIO/N + 1.92%),
3.11%, 12/15/34
(b)
......... 2,472 2,463,905
Series B2,  (SONIO/N + 2.20%),
3.39%, 03/15/36
(b)(d)
........ 900 887,412
Motor plc
(d)
Series 2016-1, Class D, 4.25%,
11/25/25 ............... 220 267,997
Series 2016-1, Class E, 5.25%,
11/25/25 ............... 1,112 1,355,067
Newday Funding Master Issuer plc
(b)(d)
Series 2021-1X, Class B, (SONIO/N
+ 1.55%), 2.61%, 03/15/29 ... 775 930,074
Series 2021-3X, Class A1,
(SONIO/N + 0.90%), 1.96%,
11/15/29 ............... 2,321 2,780,405
Series 2021-3X, Class B, (SONIO/N
+ 1.35%), 2.41%, 11/15/29 ... 677 803,897
PCL Funding IV plc, Series 2020-1,
Class C, (SONIO/N + 2.20%),
3.26%, 09/15/24
(b)(d)
.......... 537 653,297
PCL Funding V plc, Series 2021-1,
Class C, (SONIO/N + 1.70%),
2.76%, 10/15/25
(b)(d)
.......... 116 137,963
PCL Funding VI plc, Series 2022-1,
Class B, (SONIO/N + 3.10%),
0.00%, 07/15/26
(b)(d)
.......... 1,937 2,357,910
Satus plc
(b)(d)
Series 2021-1, Class A, (SONIO/N +
0.70%), 1.78%, 08/17/28 .... 198 240,809
Series 2021-1, Class B, (SONIO/N +
1.20%), 2.28%, 08/17/28 .... 400 483,600
Series 2021-1, Class C, (SONIO/N +
1.60%), 2.68%, 08/17/28 .... 300 360,484
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-1, Class D, (SONIO/N +
1.90%), 2.98%, 08/17/28 .... GBP 200 $ 238,575
Series 2021-1, Class E, (SONIO/N +
3.20%), 4.28%, 08/17/28 .... 166 200,716
Trafford Centre Finance Ltd. (The),
Series B2,  (SONIO/N + 0.94%),
2.01%, 07/28/35
(b)(d)
.......... 3,400 3,277,656
Turbo Finance plc, Series 9, Class
B, (SONIO/N + 1.65%), 2.77%,
08/20/28
(b)(d)
............... 1,590 1,927,424
59,777,439
United States — 5.9%
510 Loan Acquisition Trust, Series
2020-1, Class A, 5.11%, 09/25/60
(a)(e)
USD 9,606 9,254,540
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 1.82%, 05/25/36
(b)
..... 3,264 3,148,808
ACE Securities Corp. Home Equity
Loan Trust
Series 2003-MH1,  0.00%,
08/15/30
(a)(c)
............. 4,314 3,312,281
Series 2007-HE4, Class A2A,
(LIBOR USD 1 Month + 0.26%),
1.88%, 05/25/37
(b)
......... 7,488 1,564,191
Series 2007-HE4, Class A2C,
(LIBOR USD 1 Month + 0.60%),
2.22%, 05/25/37
(b)
......... 370 79,097
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 2.72%, 06/15/36
(a)(b)
13,320 12,953,700
Affirm Asset Securitization Trust, Series
2022-X1, Class A, 1.75%, 02/15/27
(a)
23,985 23,527,333
Ajax Mortgage Loan Trust
(a)
Series 2017-D, Class B, 0.00%,
12/25/57
(b)(c)
............. 108 101,758
Series 2018-A, Class B, 0.00%,
04/25/58 ............... 204 199,081
Series 2018-B, Class B, 0.00%,
02/26/57 ............... 474 327,548
Series 2018-D, Class B, 0.00%,
08/25/58
(b)
.............. 62 44,254
Series 2018-E, Class C, 0.00%,
06/25/58
(b)
.............. 19 18,318
Series 2018-F, Class C, 0.00%,
11/25/58 ............... 793 523,270
Series 2019-E, Class A, 3.00%,
09/25/59
(e)
.............. 24,152 24,018,903
Series 2019-E, Class B, 4.88%,
09/25/59
(e)
.............. 5,930 5,840,175
Series 2019-E, Class C, 0.00%,
09/25/59 ............... 12,686 12,572,352
Series 2019-G, Class A, 3.00%,
09/25/59
(e)
.............. 22,728 22,153,595
Series 2019-G, Class B, 4.25%,
09/25/59
(e)
.............. 4,576 4,395,209
Series 2019-G, Class C, 0.00%,
09/25/59 ............... 11,580 10,357,654
Series 2019-H, Class A, 3.00%,
11/25/59
(e)
.............. 11,674 11,595,519
Series 2019-H, Class B, 4.25%,
11/25/59
(e)
.............. 4,238 4,144,614
Series 2019-H, Class C, 0.00%,
11/25/59 ............... 10,380 10,947,107
Series 2020-A, Class A, 2.37%,
12/25/59
(e)
.............. 36,998 35,797,938

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-A, Class B, 3.50%,
12/25/59
(e)
.............. USD 7,074 $ 6,686,279
Series 2020-A, Class C, 0.00%,
12/25/59
(c)
.............. 16,755 10,505,560
Series 2020-C, Class A, 2.25%,
09/27/60
(e)
.............. 2,625 2,573,555
Series 2020-C, Class B, 5.00%,
09/27/60
(e)
.............. 4,968 4,771,111
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 15,591 13,839,106
Series 2020-D, Class A, 2.25%,
06/25/60
(e)
.............. 8,422 8,005,352
Series 2020-D, Class B, 5.00%,
06/25/60
(e)
.............. 7,064 6,763,791
Series 2020-D, Class C, 0.00%,
06/25/60 ............... 16,689 14,561,604
Series 2021-C, Class A, 2.12%,
01/25/61
(e)
.............. 26,806 25,056,685
Series 2021-C, Class B, 3.72%,
01/25/61
(e)
.............. 6,014 5,505,331
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 15,200 13,535,975
Series 2021-D, Class A, 2.00%,
03/25/60
(e)
.............. 61,029 56,657,109
Series 2021-D, Class B, 4.00%,
03/25/60
(b)
.............. 10,911 9,944,081
Series 2021-D, Class C, 0.00%,
03/25/60
(b)(c)
............. 16,170 11,912,146
Series 2021-E, Class A1, 1.74%,
12/25/60
(b)
.............. 49,496 43,727,120
Series 2021-E, Class A2, 2.69%,
12/25/60
(b)
.............. 8,637 7,290,564
Series 2021-E, Class B1, 3.73%,
12/25/60
(b)
.............. 5,214 4,337,778
Series 2021-E, Class B3, 3.80%,
12/25/60
(b)
.............. 12,755 8,560,340
Series 2021-E, Class M1, 2.94%,
12/25/60
(b)
.............. 8,544 6,934,099
Series 2021-E, Class SA, 0.00%,
12/25/60
(b)
.............. 215 101,580
Series 2021-E, Class XS, 0.00%,
12/25/60
(b)
.............. 196,421 7,841,792
Series 2021-F, Class A, 1.87%,
06/25/61
(e)
.............. 89,086 82,024,453
Series 2021-F, Class B, 3.75%,
06/25/61
(e)
.............. 11,970 10,868,686
Series 2021-F, Class C, 0.00%,
06/25/61 ............... 22,342 19,838,809
Series 2021-G, Class A, 1.87%,
06/25/61
(b)
.............. 88,976 82,481,746
Series 2021-G, Class B, 3.75%,
06/25/61
(b)
.............. 14,966 13,550,280
Series 2021-G, Class C, 0.00%,
06/25/61 ............... 27,100 24,464,072
American Homes 4 Rent Trust
(a)
Series 2014-SFR2, Class E, 6.23%,
10/17/36 ............... 8,624 8,768,329
Series 2015-SFR1, Class XS,
0.00%, 04/17/52
(b)
......... 22,387 224
AMSR Trust
(a)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... 2,102 1,993,288
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 4,080 3,727,510
Series 2020-SFR4, Class F, 2.86%,
11/17/37 ............... 4,520 4,132,441
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SFR1, Class F, 3.60%,
06/17/38
(b)
.............. USD 5,128 $ 4,313,548
Series 2021-SFR2, Class F1, 3.28%,
08/17/38 ............... 6,744 5,932,472
Aqua Finance Trust
(a)
Series 2021-A, Class A, 1.54%,
07/17/46 ............... 1,309 1,209,190
Series 2021-A, Class B, 2.40%,
07/17/46 ............... 5,070 4,332,691
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL4, Class
A, (LIBOR USD 1 Month + 1.35%),
2.67%, 11/15/36
(a)(b)
.......... 3,850 3,724,875
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (LIBOR USD 1
Month + 0.48%), 2.10%, 05/25/35
(b)
6,200 5,433,252
Arm Master Trust LLC, Series 2021-T1,
Class A, 2.43%, 11/15/27
(a)
..... 3,429 3,197,960
BankAmerica Manufactured Housing
Contract Trust
(b)
Series 1997-2, Class B1, 7.07%,
02/10/22 ............... 4,500 1,597,393
Series 1998-2, Class B1, 7.37%,
12/10/25 ............... 8,475 2,463,708
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 750 718,836
Battalion CLO XII Ltd., Series 2018-
12A, Class B2R, (LIBOR USD 3
Month + 2.08%), 3.52%, 05/17/31
(a)(b)
250 243,896
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (LIBOR USD 3 Month
+ 1.18%), 2.22%, 07/15/34
(a)(b)
... 4,500 4,309,814
Bayview Financial Revolving Asset
Trust
(a)(b)
Series 2004-B, Class A1, (LIBOR
USD 1 Month + 1.00%), 2.63%,
05/28/39
(c)
.............. 23,684 18,946,931
Series 2004-B, Class A2, (LIBOR
USD 1 Month + 1.30%), 2.93%,
05/28/39 ............... 958 810,759
Series 2005-A, Class A1, (LIBOR
USD 1 Month + 1.00%), 2.63%,
02/28/40 ............... 12,083 11,513,730
Series 2005-E, Class A1, (LIBOR
USD 1 Month + 1.00%), 2.63%,
12/28/40 ............... 824 817,135
BCMSC Trust
(b)
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 1,222,259
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 1,172,850
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 895,627
Bear Stearns Asset-Backed Securities
I Trust
(b)
Series 2004-HE7, Class M2, (LIBOR
USD 1 Month + 1.73%), 3.35%,
08/25/34 ............... 178 173,009
Series 2006-HE1, Class 1M4,
(LIBOR USD 1 Month + 1.02%),
2.64%, 12/25/35 .......... 4,515 6,456,600
Series 2006-HE7, Class 1A2,
(LIBOR USD 1 Month + 0.34%),
1.96%, 09/25/36 .......... 3,007 2,903,181

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-HE8, Class 1A3,
(LIBOR USD 1 Month + 0.26%),
1.88%, 10/25/36 .......... USD 2,391 $ 2,075,533
Series 2007-FS1, Class 1A3,
(LIBOR USD 1 Month + 0.34%),
1.96%, 05/25/35 .......... 757 746,949
Series 2007-HE1, Class 21A2,
(LIBOR USD 1 Month + 0.16%),
1.78%, 01/25/37 .......... 1,375 1,363,546
Series 2007-HE2, Class 1A4,
(LIBOR USD 1 Month + 0.32%),
1.94%, 03/25/37 .......... 3,118 2,887,388
Series 2007-HE2, Class 22A,
(LIBOR USD 1 Month + 0.14%),
1.76%, 03/25/37 .......... 2,115 2,009,032
Series 2007-HE2, Class 23A,
(LIBOR USD 1 Month + 0.14%),
1.76%, 03/25/37 .......... 3,729 3,528,194
Series 2007-HE3, Class 1A3,
(LIBOR USD 1 Month + 0.25%),
1.87%, 04/25/37 .......... 1,456 1,894,252
Series 2007-HE3, Class 1A4,
(LIBOR USD 1 Month + 0.35%),
1.97%, 04/25/37 .......... 18,471 17,834,155
BHG Securitization Trust
(a)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 4,677 4,376,662
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 1,995 1,798,373
Series 2021-A, Class C, 3.69%,
11/17/33 ............... 160 144,885
Series 2021-B, Class C, 2.24%,
10/17/34 ............... 1,600 1,377,103
Series 2021-B, Class D, 3.17%,
10/17/34 ............... 175 149,226
Series 2022-A, Class C, 3.08%,
02/20/35 ............... 13,300 11,857,973
Series 2022-A, Class D, 3.56%,
02/20/35 ............... 300 265,139
Series 2022-A, Class E, 4.30%,
02/20/35 ............... 600 530,643
Brex Commercial Charge Card Master
Trust, Series 2021-1, Class A,
2.09%, 07/15/24
(a)
........... 11,650 11,425,341
Carrington Mortgage Loan Trust
(b)
Series 2006-NC1, Class M2, (LIBOR
USD 1 Month + 0.63%), 2.25%,
01/25/36 ............... 1,620 1,366,051
Series 2006-NC4, Class A3, (LIBOR
USD 1 Month + 0.16%), 1.78%,
10/25/36 ............... 1,348 1,293,897
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a)(b)
19,532 18,545,624
C-BASS Trust, Series 2006-CB7, Class
A4, (LIBOR USD 1 Month + 0.32%),
1.94%, 10/25/36
(b)
........... 1,227 856,362
Citigroup Mortgage Loan Trust
(b)
Series 2007-AHL2, Class A3B,
(LIBOR USD 1 Month + 0.20%),
1.82%, 05/25/37 .......... 13,303 9,762,588
Series 2007-AHL2, Class A3C,
(LIBOR USD 1 Month + 0.27%),
1.89%, 05/25/37 .......... 6,043 4,455,921
Series 2007-AHL3, Class A3B,
(LIBOR USD 1 Month + 0.17%),
1.79%, 07/25/45 .......... 6,562 4,944,527
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-AMC1, Class A1,
(LIBOR USD 1 Month + 0.16%),
1.78%, 12/25/36
(a)
......... USD 7,359 $ 4,178,920
Cloud Pass-Through Trust, Series
2019-1A, Class CLOU, 3.55%,
12/05/22
(a)(b)
............... 189 188,471
College Avenue Student Loans LLC
(a)
Series 2021-A, Class B, 2.32%,
07/25/51 ............... 8,610 7,886,912
Series 2021-A, Class C, 2.92%,
07/25/51 ............... 1,562 1,427,404
Series 2021-B, Class B, 2.42%,
06/25/52 ............... 2,090 1,860,308
Series 2021-B, Class C, 2.72%,
06/25/52 ............... 900 794,987
Series 2021-B, Class D, 3.78%,
06/25/52 ............... 220 192,846
Series 2021-C, Class D, 4.11%,
07/26/55 ............... 530 463,423
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%,
11/15/28
(b)
.............. 3,302 3,193,887
Series 1997-3, Class M1, 7.53%,
03/15/28
(b)
.............. 2,972 2,856,531
Series 1997-6, Class M1, 7.21%,
01/15/29
(b)
.............. 2,175 2,074,710
Series 1998-4, Class M1, 6.83%,
04/01/30
(b)
.............. 869 801,467
Series 1998-6, Class M1, 6.63%,
06/01/30
(b)
.............. 2,322 2,228,485
Series 1998-8, Class A1, 6.28%,
09/01/30 ............... 656 661,179
Series 1998-8, Class M1, 6.98%,
09/01/30
(b)
.............. 6,194 5,914,493
Series 1999-5, Class A5, 7.86%,
03/01/30
(b)
.............. 2,682 1,262,813
Series 1999-5, Class A6, 7.50%,
03/01/30
(b)
.............. 2,878 1,304,251
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%,
09/01/29
(b)
.............. 4,152 1,048,399
Series 2000-4, Class A6, 8.31%,
05/01/32
(b)
.............. 5,128 1,226,381
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,310 2,218,021
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,489 4,158,193
Credit Suisse ABS Repackaging Trust,
Series 2013-A, Class B, 2.50%,
01/25/30
(a)
................ 3,401 3,297,838
Credit-Based Asset Servicing &
Securitization LLC
Series 2006-CB2, Class AF4, 6.20%,
12/25/36
(e)
.............. 1,112 941,814
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(a)(e)
............. 1,944 1,873,701
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(a)(e)
............. 12,029 600,558
Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 1.96%,
07/25/37
(a)(b)
............. 1,528 1,075,027
CSMC Trust, Series 2017-2, Class
CERT, 0.00%, 02/01/47
(a)
...... 2,779 2,195,035

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
CWABS Asset-Backed Certificates
Trust
(b)
Series 2005-16, Class 1AF, 4.50%,
04/25/36 ............... USD 6,714 $ 5,966,816
Series 2006-11, Class 3AV2, (LIBOR
USD 1 Month + 0.16%), 1.78%,
09/25/46 ............... 116 115,097
Series 2006-12, Class 1A, (LIBOR
USD 1 Month + 0.26%), 1.88%,
12/25/36 ............... 2,915 2,635,109
Series 2006-18, Class M1, (LIBOR
USD 1 Month + 0.30%), 1.92%,
03/25/37 ............... 12,743 11,517,358
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(LIBOR USD 1 Month + 0.27%),
1.59%, 03/15/34
(b)
........... 257 245,630
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 7.02%,
01/25/29
(e)
.............. 204 310,687
Series 2006-S5, Class A5, 6.16%,
06/25/35 ............... 379 467,653
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
Series 2006-RES, Class 4Q1B,
(LIBOR USD 1 Month + 0.30%),
1.62%, 12/15/33 .......... 30 29,929
Series 2006-RES, Class 5B1A,
(LIBOR USD 1 Month + 0.19%),
1.51%, 05/15/35 .......... 214 209,122
Series 2006-RES, Class 5B1B,
(LIBOR USD 1 Month + 0.19%),
1.51%, 05/15/35 .......... 224 213,901
CWHEQ Revolving Home Equity Loan
Trust
(b)
Series 2005-B, Class 2A, (LIBOR
USD 1 Month + 0.18%), 1.50%,
05/15/35 ............... 723 707,646
Series 2006-C, Class 2A, (LIBOR
USD 1 Month + 0.18%), 1.50%,
05/15/36 ............... 3,150 2,989,820
Series 2006-H, Class 1A, (LIBOR
USD 1 Month + 0.15%), 1.47%,
11/15/36 ............... 1,665 1,521,729
Diameter Capital CLO 1 Ltd.
(a)(b)
Series 2021-1A, Class A1A, (LIBOR
USD 3 Month + 1.24%), 2.28%,
07/15/36 ............... 60,000 58,099,098
Series 2021-1A, Class A1B, (LIBOR
USD 3 Month + 1.55%), 2.59%,
07/15/36 ............... 11,250 10,875,048
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.05%), 7.09%,
07/15/36 ............... 5,000 4,319,297
Series 2021-1A, Class SUB, 0.00%,
07/15/36 ............... 5,000 3,962,500
Diameter Capital CLO 3 Ltd., Series
2022-3A, Class A1A, (3 Month
CME Term SOFR + 1.39%), 1.69%,
04/15/37
(a)(b)
............... 2,500 2,413,080
Education Funding Trust, Series 2020-
A, Class R, 0.00%, 07/25/41
(a)(c)
.. 75 4,125,000
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(a)
..... 1,660 1,404,364
Security
Par (000)
Par (000) Value
United States (continued)
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a)(b)
............... USD 2,805 $ 2,631,403
Elmwood CLO 15 Ltd.
(a)(b)
Series 2022-2A, Class A1, (3 Month
CME Term SOFR + 1.34%),
1.98%, 04/22/35 .......... 5,290 5,112,756
Series 2022-2A, Class D, (3 Month
CME Term SOFR + 3.67%),
4.31%, 04/22/35 .......... 2,960 2,728,271
First Franklin Mortgage Loan Trust
(b)
Series 2004-FFH3, Class M3,
(LIBOR USD 1 Month + 1.05%),
2.67%, 10/25/34 .......... 2,818 2,624,276
Series 2006-FF13, Class A1, (LIBOR
USD 1 Month + 0.24%), 1.86%,
10/25/36 ............... 5,025 3,606,080
Series 2006-FF13, Class A2C,
(LIBOR USD 1 Month + 0.32%),
1.94%, 10/25/36 .......... 2,947 2,115,584
Series 2006-FF16, Class 2A4,
(LIBOR USD 1 Month + 0.42%),
2.04%, 12/25/36 .......... 5,424 2,622,036
FirstKey Homes Trust
(a)
Series 2020-SFR1, Class G, 4.78%,
08/17/37 ............... 6,572 6,127,741
Series 2021-SFR1, Class F1, 3.24%,
08/17/38 ............... 8,036 7,000,944
Series 2022-SFR1, Class E2,
5.00%, 05/17/39 .......... 5,000 4,617,984
Series 2022-SFR2, Class E1,
4.50%, 07/17/39 .......... 4,977 4,500,418
Foundation Finance Trust, Series 2021-
2A, Class A, 2.19%, 01/15/42
(a)
.. 11,599 10,886,015
Fremont Home Loan Trust
(b)
Series 2006-3, Class 1A1, (LIBOR
USD 1 Month + 0.28%), 1.90%,
02/25/37 ............... 5,853 4,585,640
Series 2006-3, Class 2A3, (LIBOR
USD 1 Month + 0.34%), 1.96%,
02/25/37 ............... 5,661 2,152,012
FS Rialto Issuer LLC, Series 2022-FL5,
Class A, (TSFR1M + 2.30%), 3.20%,
06/19/37
(a)(b)
............... 19,964 19,596,904
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate -
2.00%), 2.75%, 08/27/51
(a)(b)
.... 8,863 8,292,998
GoldenTree Loan Opportunities X
Ltd.
(a)(b)
Series 2015-10A, Class AR, (LIBOR
USD 3 Month + 1.12%), 2.18%,
07/20/31 ............... 4,833 4,735,657
Series 2015-10A, Class DR, (LIBOR
USD 3 Month + 3.05%), 4.11%,
07/20/31 ............... 750 695,439
Goldman Home Improvement Trust
Issuer Trust, Series 2021-GRN2,
Class B, 1.97%, 06/25/51
(a)
..... 4,583 4,102,170
Golub Capital BDC 3 CLO 1 LLC,
Series 2021-1A, Class C1, (LIBOR
USD 3 Month + 2.80%), 3.84%,
04/15/33
(a)(b)
............... 1,750 1,656,722
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 19,925 17,164,315

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Greenpoint Manufactured Housing
(b)
Series 1999-5, Class M1B, 8.29%,
12/15/29 ............... USD 2,517 $ 2,542,154
Series 1999-5, Class M2, 9.23%,
12/15/29 ............... 2,849 2,513,635
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.26%), 2.32%,
01/20/30 ............... 1,255 1,240,192
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 3.30%), 4.36%,
01/20/30 ............... 450 425,757
GSAA Home Equity Trust
(b)
Series 2005-14, Class 1A2, (LIBOR
USD 1 Month + 0.70%), 2.32%,
12/25/35 ............... 1,962 916,931
Series 2006-4, Class 1A1, 2.94%,
03/25/36 ............... 3,989 3,015,190
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,484 342,352
GSAMP Trust
(b)
Series 2007-H1, Class A1B, (LIBOR
USD 1 Month + 0.20%), 1.82%,
01/25/47 ............... 3,301 1,802,768
Series 2007-HS1, Class M6, (LIBOR
USD 1 Month + 3.38%), 5.00%,
02/25/47 ............... 3,414 3,181,297
Home Equity Asset Trust
(b)
Series 2006-3, Class M2, (LIBOR
USD 1 Month + 0.60%), 2.22%,
07/25/36 ............... 4,008 3,620,098
Series 2007-1, Class 2A3, (LIBOR
USD 1 Month + 0.30%), 1.92%,
05/25/37 ............... 5,359 4,086,200
Home Equity Mortgage Loan Asset-
Backed Trust
(b)
Series 2004-A, Class M2, (LIBOR
USD 1 Month + 2.03%), 3.65%,
07/25/34 ............... 1,128 1,102,683
Series 2007-A, Class 2A2, (LIBOR
USD 1 Month + 0.19%), 1.81%,
04/25/37 ............... 4,377 3,004,108
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(e)
................ 7,379 976,762
Home Loan Mortgage Loan Trust,
Series 2005-1, Class A3, (LIBOR
USD 1 Month + 0.72%), 2.04%,
04/15/36
(b)
................ 2,833 2,604,362
Irwin Home Equity Loan Trust, Series
2006-P1, Class 1A, (LIBOR USD 1
Month + 0.28%), 1.90%, 12/25/36
(a)(b)
118 112,519
JPMorgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1,
(LIBOR USD 1 Month + 0.41%),
2.03%, 05/25/36
(b)
......... 2,757 2,687,946
Series 2007-CH1, Class MF1,
5.79%, 11/25/36
(e)
......... 11,109 11,872,770
Kapitus Asset Securitization LLC,
Series 2022-1A, Class A, 3.38%,
07/10/28
(a)
................ 16,278 15,327,264
KeyCorp Student Loan Trust
(b)
Series 2004-A, Class 2D, (LIBOR
USD 3 Month + 1.25%), 2.47%,
07/28/42 ............... 6,870 6,301,338
Security
Par (000)
Par (000) Value
United States (continued)
Series 2005-A, Class 2C, (LIBOR
USD 3 Month + 1.30%), 3.50%,
12/27/38 ............... USD 14,836 $ 13,766,946
Legacy Mortgage Asset Trust
(a)
Series 2019-SL2, Class A, 3.38%,
02/25/59
(b)
.............. 10,968 10,385,022
Series 2019-SL2, Class B, 0.00%,
02/25/59
(c)
.............. 4,259 638,851
Series 2019-SL2, Class M, 4.25%,
02/25/59
(b)
.............. 4,695 4,436,015
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B, Class M1, 6.63%,
04/15/40
(b)
.............. 10,135 10,277,804
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 709 642,138
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (LIBOR
USD 1 Month + 0.09%), 1.71%,
06/25/37
(a)(b)
............... 984 698,342
Lending Funding Trust, Series 2020-2A,
Class B, 3.54%, 04/21/31
(a)
..... 3,340 3,103,155
LendingPoint Pass-Through Trust
(a)
Series 2022-ST1, Class A, 2.50%,
03/15/28 ............... 1,982 1,906,042
Series 2022-ST2, Class A, 3.25%,
04/15/28 ............... 2,848 2,763,032
Lendmark Funding Trust
(a)
Series 2019-2A, Class B, 3.22%,
04/20/28 ............... 6,150 5,893,226
Series 2019-2A, Class C, 3.72%,
04/20/28 ............... 7,820 7,392,233
Series 2021-1A, Class D, 5.05%,
11/20/31 ............... 1,355 1,096,749
Series 2021-2A, Class C, 3.09%,
04/20/32 ............... 1,950 1,578,704
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 1,420 1,132,084
Series 2022-1A, Class A, 5.12%,
07/20/32 ............... 19,321 19,410,748
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(a)
. 20,376 18,086,247
Long Beach Mortgage Loan Trust
(b)
Series 2006-2, Class 1A, (LIBOR
USD 1 Month + 0.36%), 1.98%,
03/25/46 ............... —
(f)
2
Series 2006-5, Class 2A3, (LIBOR
USD 1 Month + 0.30%), 1.92%,
06/25/36 ............... 8,544 4,607,215
Series 2006-7, Class 2A3, (LIBOR
USD 1 Month + 0.32%), 1.94%,
08/25/36 ............... 19,561 8,939,174
Long Point Park CLO Ltd., Series 2017-
1A, Class A2, (LIBOR USD 3 Month
+ 1.38%), 2.42%, 01/17/30
(a)(b)
... 3,750 3,559,960
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class
B2, (LIBOR USD 1 Month + 3.25%),
4.87%, 03/25/32
(b)
........... 1,517 1,516,162
Mariner Finance Issuance Trust
(a)
Series 2019-AA, Class B, 3.51%,
07/20/32 ............... 5,530 5,350,926
Series 2019-AA, Class C, 4.01%,
07/20/32 ............... 4,920 4,720,799
Series 2020-AA, Class B, 3.21%,
08/21/34 ............... 2,030 1,898,373

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-AA, Class C, 4.10%,
08/21/34 ............... USD 2,530 $ 2,349,187
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... 3,350 3,088,683
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 1,027,636
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 1,035,370
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 4,544,033
Series 2021-BA, Class D, 3.42%,
11/20/36 ............... 1,130 938,936
Series 2021-BA, Class E, 4.68%,
11/20/36 ............... 2,520 2,090,523
MASTR Asset-Backed Securities Trust
(b)
Series 2006-AM2, Class A4, (LIBOR
USD 1 Month + 0.52%), 2.14%,
06/25/36
(a)
.............. 3,685 3,319,560
Series 2007-HE1, Class A4, (LIBOR
USD 1 Month + 0.28%), 1.90%,
05/25/37 ............... 5,000 4,042,525
MASTR Specialized Loan Trust, Series
2006-3, Class A, (LIBOR USD 1
Month + 0.26%), 1.88%, 06/25/46
(a)(b)
1,052 994,943
Mercury Financial Credit Card Master
Trust
(a)
Series 2021-1A, Class A, 1.54%,
03/20/26 ............... 30,410 28,933,643
Series 2022-1A, Class A, 2.50%,
09/21/26 ............... 44,043 41,715,698
Merrill Lynch First Franklin Mortgage
Loan Trust
(b)
Series 2007-2, Class A2C, (LIBOR
USD 1 Month + 0.24%), 1.86%,
05/25/37 ............... 4,161 3,260,436
Series 2007-H1, Class 1A2, (LIBOR
USD 1 Month + 3.50%), 5.12%,
10/25/37 ............... 4,669 4,310,161
Merrill Lynch Mortgage Investors Trust
(b)
Series 2006-OPT1, Class M1,
(LIBOR USD 1 Month + 0.26%),
1.88%, 08/25/37 .......... 1,111 1,059,062
Series 2006-RM3, Class A2B,
(LIBOR USD 1 Month + 0.18%),
1.80%, 06/25/37 .......... 2,854 654,953
Mill City Solar Loan Ltd.
(a)
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 11,490 11,208,502
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 19,594 18,411,032
Morgan Stanley ABS Capital I, Inc.
Trust
(b)
Series 2005-HE5, Class M4, (LIBOR
USD 1 Month + 0.87%), 2.49%,
09/25/35 ............... 7,358 6,098,480
Series 2007-SEA1, Class 2A1,
(LIBOR USD 1 Month + 1.90%),
3.52%, 02/25/47
(a)
......... 1,438 1,383,840
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(LIBOR USD 1 Month + 0.32%),
1.94%, 04/25/36
(b)
........... 2,557 1,899,100
Mosaic Solar Loan Trust
(a)
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 10,735 10,328,528
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... USD 2,408 $ 2,308,073
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 16,809 16,082,090
Mosaic Solar Loans LLC, Series 2017-
2A, Class A, 3.82%, 06/22/43
(a)
.. 1,614 1,530,462
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (LIBOR
USD 1 Month + 0.41%), 2.03%,
04/25/37
(b)
................ 5,455 5,049,704
Navient Private Education Loan Trust
(a)
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 13,943,770
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 10,196,559
Navient Private Education Refi Loan
Trust
(a)
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 3,829,062
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 2.01%, 04/15/60
(b)
20,882 19,911,055
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 3,100 2,812,107
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 7,980 7,154,362
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 2,550 2,287,678
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 41,500 35,873,202
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 24,060 21,567,653
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 9,810 8,839,806
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 34,100 28,923,930
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 9,550 8,108,861
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 2,780 2,422,773
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... 31,570 25,949,716
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 1,024,241
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,590,400
Series 2021-DA, Class B, 2.90%,
04/20/62 ............... 19,700 16,854,148
Series 2021-DA, Class C, 3.50%,
04/20/62 ............... 2,110 1,841,463
Series 2021-DA, Class D, 4.38%,
04/20/62 ............... 651 547,798
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (LIBOR
USD 1 Month + 0.68%), 2.30%,
12/25/35
(b)
................ 3,924 2,971,481
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (LIBOR USD 1 Month
+ 0.40%), 2.02%, 10/25/36
(a)(b)
... 118 135,824
Oakwood Mortgage Investors, Inc.
(b)
Series 2001-D, Class A2, 5.26%,
09/15/31 ............... 1,796 998,255
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,469 950,569

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
OneMain Financial Issuance Trust
(a)
Series 2018-1A, Class E, 5.52%,
03/14/29 ............... USD 14,596 $ 14,080,519
Series 2019-1A, Class B, 3.79%,
02/14/31 ............... 3,803 3,801,696
Series 2019-1A, Class E, 5.69%,
02/14/31 ............... 22,805 22,750,065
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 13,070 11,551,432
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 9,705,920
Series 2021-1A, Class A2,
(SOFR30A + 0.76%), 1.54%,
06/16/36
(b)
.............. 4,537 4,288,945
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 800 679,279
Oportun Issuance Trust
(a)
Series 2021-B, Class A, 1.47%,
05/08/31 ............... 7,520 6,973,965
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 1,960 1,799,886
Series 2021-B, Class C, 3.65%,
05/08/31 ............... 920 861,996
Series 2021-B, Class D, 5.41%,
05/08/31 ............... 1,670 1,579,217
Series 2021-C, Class A, 2.18%,
10/08/31 ............... 30,280 28,009,097
Series 2021-C, Class B, 2.67%,
10/08/31 ............... 14,009 12,824,549
Series 2021-C, Class C, 3.61%,
10/08/31 ............... 4,506 4,041,737
Series 2021-C, Class D, 5.57%,
10/08/31 ............... 300 268,785
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (LIBOR
USD 1 Month + 0.74%), 2.36%,
11/25/35
(b)
.............. 6,618 5,586,760
Series 2006-3, Class 1A1, (LIBOR
USD 1 Month + 0.14%), 1.76%,
02/25/37
(b)
.............. 1,806 1,238,174
Series 2007-CP1, Class 2A3,
(LIBOR USD 1 Month + 0.21%),
1.83%, 03/25/37
(b)
......... 6,755 5,263,002
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(e)
......... 16,644 14,234,896
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(e)
......... 13,976 12,184,291
Series 2007-FXD2, Class 1A1,
5.82%, 03/25/37
(e)
......... 6,982 6,117,208
Origen Manufactured Housing Contract
Trust
(b)
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 3,440 3,193,995
Series 2007-B, Class A1, (LIBOR
USD 1 Month + 1.20%), 2.52%,
10/15/37
(a)
.............. 2,497 2,427,749
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(e)
................ 4,925 4,349,560
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 6,922 6,558,164
PRET LLC
(a)
Series 2021-NPL6, Class A1, 2.49%,
07/25/51
(e)
.............. 26,112 24,415,651
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-RN4, Class A1, 2.49%,
10/25/51
(b)
.............. USD 12,928 $ 12,756,465
Progress Residential
(a)
Series 2021-SFR1, Class F, 2.76%,
04/17/38 ............... 5,100 4,366,832
Series 2021-SFR3, Class F, 3.44%,
05/17/26 ............... 12,190 10,634,191
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 15,230 13,750,229
Progress Residential Trust
(a)
Series 2020-SFR2, Class B, 2.58%,
06/17/37 ............... 950 906,847
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 4,710 4,237,134
Series 2020-SFR3, Class F, 2.80%,
10/17/27 ............... 8,860 8,003,072
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 1,734 1,443,028
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ............... 7,000 5,830,429
Series 2021-SFR2, Class F, 3.40%,
04/19/38 ............... 10,966 9,726,978
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 2,730,827
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 5,575,834
Series 2021-SFR7, Class F, 3.83%,
08/17/40 ............... 10,265 8,516,068
Series 2021-SFR9, Class F, 4.05%,
11/17/40 ............... 2,637 2,128,264
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ............... 5,383 4,702,387
Series 2022-SFR1, Class G, 5.52%,
02/17/41 ............... 5,383 4,664,467
Series 2022-SFR3, Class E1,
5.20%, 04/17/39 .......... 4,500 4,232,127
Series 2022-SFR5, Class E1,
6.62%, 06/17/39 .......... 4,054 4,054,158
PRPM LLC, Series 2020-4, Class A1,
2.95%, 10/25/25
(a)(e)
.......... 11,370 10,998,330
RAMP Series Trust, Series 2004-RS7,
Class A2A, (LIBOR USD 1 Month +
0.62%), 1.63%, 07/25/34
(b)
..... 2,867 2,304,977
RASC Trust, Series 2006-EMX9,
Class 1A4, (LIBOR USD 1 Month +
0.24%), 2.10%, 11/25/36
(b)
...... 2,626 2,167,979
Regional Management Issuance Trust
(a)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 9,260 8,792,615
Series 2020-1, Class B, 3.23%,
10/15/30 ............... 1,140 1,070,006
Series 2020-1, Class C, 3.80%,
10/15/30 ............... 1,500 1,407,960
Series 2021-2, Class B, 2.35%,
08/15/33 ............... 560 468,713
Series 2021-2, Class C, 3.23%,
08/15/33 ............... 1,339 1,110,521
Series 2022-1, Class A, 3.07%,
03/15/32 ............... 8,970 8,475,199
Series 2022-1, Class B, 3.71%,
03/15/32 ............... 1,698 1,586,691
Series 2022-1, Class C, 4.46%,
03/15/32 ............... 1,117 1,040,523
Series 2022-1, Class D, 6.72%,
03/15/32 ............... 3,555 3,311,062

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Republic Finance Issuance Trust
(a)
Series 2020-A, Class A, 2.47%,
11/20/30 ............... USD 9,180 $ 8,827,638
Series 2020-A, Class B, 3.54%,
11/20/30 ............... 9,340 8,774,961
Series 2020-A, Class C, 4.05%,
11/20/30 ............... 2,420 2,264,333
Series 2021-A, Class A, 2.30%,
12/22/31 ............... 26,760 24,818,145
Series 2021-A, Class B, 2.80%,
12/22/31 ............... 5,960 5,442,264
Series 2021-A, Class C, 3.53%,
12/22/31 ............... 2,040 1,857,504
Series 2021-A, Class D, 5.23%,
12/22/31 ............... 2,860 2,603,286
SACO I Trust, Series 2006-9, Class
A1, (LIBOR USD 1 Month + 0.30%),
1.92%, 08/25/36
(b)
........... 142 141,456
Saxon Asset Securities Trust, Series
2007-1, Class M1, (LIBOR USD 1
Month + 0.29%), 1.91%, 01/25/47
(b)
3,223 3,148,571
Securitized Asset-Backed Receivables
LLC Trust, Series 2006-OP1, Class
M6, (LIBOR USD 1 Month + 1.01%),
2.63%, 10/25/35
(b)
........... 570 481,665
Service Experts Issuer LLC, Series
2021-1A, Class A, 2.67%, 02/02/32
(a)
13,764 12,690,825
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 19,871 19,083,104
SG Mortgage Securities Trust
(b)
Series 2006-FRE2, Class A2C,
(LIBOR USD 1 Month + 0.32%),
1.94%, 07/25/36 .......... 2,400 569,753
Series 2006-OPT2, Class A3D,
(LIBOR USD 1 Month + 0.21%),
1.83%, 10/25/36 .......... 4,623 3,532,112
Signal Peak CLO 1 Ltd., Series 2014-
1A, Class BR3, (LIBOR USD 3
Month + 1.80%), 2.84%, 04/17/34
(a)(b)
1,000 952,236
Signal Peak CLO 2 LLC
(a)(b)
Series 2015-1A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 2.56%,
04/20/29 ............... 23,708 22,877,772
Series 2015-1A, Class CR2, (LIBOR
USD 3 Month + 1.90%), 2.96%,
04/20/29 ............... 14,000 13,428,688
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 6.07%,
10/15/41
(a)(b)
............... 26,417 28,853,873
SMB Private Education Loan Trust
(a)
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 10,350 9,981,625
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 6,210 5,939,257
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 5,026,873
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 3,674,988
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 25,580 22,958,531
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... 10,640 9,955,991
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 5,800 5,386,580
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-C, Class C, 3.00%,
01/15/53 ............... USD 1,330 $ 1,252,843
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 637 580,996
SoFi RR Funding IV Trust, Series 2021-
1, Class A, 2.98%, 12/31/25
(a)(c)(e)
. 5,739 5,578,590
Soundview Home Loan Trust, Series
2004-WMC1, Class M2, (LIBOR
USD 1 Month + 0.80%), 2.42%,
01/25/35
(b)
................ 110 97,539
SpringCastle America Funding LLC
(a)
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 12,014 11,154,234
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 19,714,711
STAR Trust, Series 2021-SFR1, Class
F, (LIBOR USD 1 Month + 2.40%),
3.92%, 04/17/38
(a)(b)
.......... 1,870 1,802,698
Sunrun Xanadu Issuer LLC, Series
2019-1A, Class A, 3.98%, 06/30/54
(a)
17,075 16,056,582
Tricon American Homes Trust
(a)
Series 2018-SFR1, Class E, 4.56%,
05/17/37 ............... 2,360 2,323,414
Series 2018-SFR1, Class F, 4.96%,
05/17/37 ............... 1,630 1,576,075
Series 2020-SFR1, Class F, 4.88%,
07/17/38 ............... 7,772 7,547,544
Upstart Pass-Through Trust
(a)
Series 2020-ST5, Class A, 3.00%,
12/20/26 ............... 1,259 1,209,609
Series 2020-ST6, Class A, 3.00%,
01/20/27 ............... 2,284 2,200,175
Series 2021-ST2, Class A, 2.50%,
04/20/27 ............... 6,251 6,000,439
Series 2021-ST3, Class A, 2.00%,
05/20/27 ............... 3,842 3,690,365
Series 2021-ST5, Class A, 2.00%,
07/20/27 ............... 882 837,861
Series 2022-ST1, Class A, 2.60%,
03/20/30 ............... 8,015 7,675,250
VOLT CVI LLC, Series 2021-NP12,
Class A1, 2.73%, 12/26/51
(a)(e)
... 27,917 26,238,479
Washington Mutual Asset-Backed
CertificatesTrust
(b)
Series 2006-HE4, Class 2A2,
(LIBOR USD 1 Month + 0.36%),
1.98%, 09/25/36 .......... 13,707 4,879,116
Series 2006-HE5, Class 1A, (LIBOR
USD 1 Month + 0.16%), 1.78%,
10/25/36 ............... 4,063 3,240,211
Woodmont Trust, Series 2017-2A,
Class A1R, (LIBOR USD 3 Month +
1.67%), 2.73%, 04/20/33
(a)(b)
.... 14,000 13,618,259
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (LIBOR USD 1 Month +
0.40%), 2.02%, 06/25/37
(a)(b)
.... 5,852 2,134,727
2,511,665,771
Total Asset-Backed Securities — 10.5%
(Cost: $4,848,707,112) ........................... 4,457,585,818

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Common Stocks
Australia — 0.0%
Glencore plc
(g)
................ 255,000 $ 1,381,191
Brazil — 0.0%
MercadoLibre, Inc.
(g)
............ 1,038 661,071
Canada — 0.0%
CTC Triangle BV
(c)(g)
............ 1,393,669 408,939
Fairfax Financial Holdings Ltd. ..... 1,286 681,464
Northern Graphite Corp.
(g)(h)
....... 435,208 209,625
Teck Resources Ltd., Class B ..... 22,207 679,045
1,979,073
China — 0.0%
Agricultural Bank of China Ltd., Class
H
(g)
..................... 3,951,000 1,493,698
Bank of China Ltd., Class H
(g)
...... 3,798,000 1,517,572
China Construction Bank Corp., Class
H ...................... 2,073,000 1,397,723
Industrial & Commercial Bank of China
Ltd., Class H
(g)
.............. 2,559,000 1,526,825
5,935,818
Denmark — 0.0%
Pandora A/S ................. 26,504 1,683,865
France — 0.0%
BNP Paribas SA .............. 18,000 860,976
Hermes International ........... 762 857,576
LVMH Moet Hennessy Louis Vuitton SE 4,250 2,604,732
Societe Generale SA ........... 127,488 2,818,723
7,142,007
Germany — 0.1%
Commerzbank AG
(g)
............ 125,000 886,892
Covestro AG
(a)(d)
............... 102,551 3,563,514
Deutsche Telekom AG (Registered) . 50,096 996,372
Evonik Industries AG ........... 163,831 3,513,549
Fresenius SE & Co. KGaA ........ 740,874 22,531,268
HeidelbergCement AG .......... 15,439 745,415
KION Group AG ............... 82,975 3,473,518
Mercedes-Benz Group AG ........ 180,859 10,503,995
Siemens AG (Registered) ........ 6,726 691,409
46,905,932
Ireland — 0.0%
ICON plc
(g)
.................. 26,000 5,634,200
Israel — 0.0%
Taboola.com Ltd., (Acquired 09/02/21,
cost $4,305,746)
(g)(i)
.......... 430,575 1,089,355
Italy — 0.0%
Enel SpA ................... 1,056,039 5,791,553
Netherlands — 0.1%
Climate Transition Capital Acquisition I
BV
(g)(h)
................... 310,735 3,207,502
Shell plc .................... 435,908 11,310,741
14,518,243
South Korea — 0.0%
Coupang, Inc.
(g)(h)
.............. 430,482 5,488,646
Switzerland — 0.0%
ABB Ltd. (Registered) ........... 29,345 786,980
Alcon, Inc. .................. 12,044 844,544
Cie Financiere Richemont SA
(Registered) ............... 28,289 3,042,855
Security
Shares
Shares Value
Switzerland (continued)
Sika AG (Registered) ........... 3,284 $ 758,069
TE Connectivity Ltd. ............ 26,786 3,030,836
8,463,284
United Kingdom — 0.1%
Alphawave IP Group plc
(g)
........ 1,758,129 2,876,389
AstraZeneca plc .............. 10,806 1,425,547
Barclays plc ................. 417,888 781,433
BP plc, ADR ................. 316,315 8,967,530
Exscientia plc, (Acquired 03/31/22, cost
$10,893,500), ADR
(g)(i)
........ 1,555,200 16,936,128
Genius Sports Ltd.
(g)
............ 1,196,795 2,692,789
Hedosophia European Growth
(g)
.... 444,510 4,518,495
Lloyds Banking Group plc ........ 18,192,105 9,359,960
NEW Look Retailers
(c)(g)
.......... 2,172,402 27
Standard Chartered plc .......... 112,272 847,586
48,405,884
United States — 1.5%
Abbott Laboratories ............ 25,000 2,716,250
Adobe, Inc.
(g)
................. 5,000 1,830,300
Advanced Micro Devices, Inc.
(g)
.... 8,631 660,013
Agilent Technologies, Inc. ........ 5,643 670,219
Aiven, Inc.
(g)
................. 101,555 11,368,067
Aiven, Inc.
(c)(g)
................ 67,703 7,578,674
Alcoa Corp. .................. 80,030 3,647,767
Align Technology, Inc.
(g)
.......... 6,500 1,538,355
Alphabet, Inc., Class A
(g)
......... 329 716,976
Alphabet, Inc., Class C
(g)
......... 2,039 4,460,211
AltC Acquisition Corp., Class A
(g)
.... 499,729 4,822,385
Altice USA, Inc., Class A
(g)
........ 21,343 197,423
Altus Power, Inc., (Acquired 01/21/22,
cost $6,854,000)
(g)(i)
.......... 685,400 4,324,874
Applied Materials, Inc. .......... 42,099 3,830,167
Archer-Daniels-Midland Co. ....... 128,460 9,968,496
Astra Space, Inc., (Acquired 08/13/21,
cost $10,481,750)
(g)(i)
......... 1,048,175 1,362,627
Bank of America Corp. .......... 21,469 668,330
Blend Labs, Inc., Class A
(g)(h)
...... 250,000 590,000
Booking Holdings, Inc.
(g)
......... 1,200 2,098,788
Bunge Ltd. .................. 128,590 11,661,827
Caesars Entertainment, Inc.
(g)
..... 50,447 1,932,120
California Resources Corp.
(j)
...... 725,054 27,914,579
Cano Health, Inc., (Acquired 07/21/21,
cost $9,158,040)
(g)(i)
.......... 915,804 4,011,222
Capri Holdings Ltd.
(g)
........... 191,758 7,863,996
CareMax Corp., (Acquired 07/15/21,
cost $6,155,250)
(g)(i)
.......... 615,525 2,234,356
Carlson Travel, Inc.
(g)
........... 17,611 334,609
Caterpillar, Inc. ............... 3,717 664,451
Century Communities, Inc. ....... 71,488 3,214,815
CF Industries Holdings, Inc. ....... 127,303 10,913,686
CH Robinson Worldwide, Inc. ..... 6,573 666,305
Chesapeake Energy Corp. ....... 140,934 11,429,747
Chevron Corp. ................ 49,981 7,236,249
ConocoPhillips ............... 57,671 5,179,432
Consolidated Edison, Inc. ........ 7,041 669,599
Crowdstrike Holdings, Inc., Class A
(g)
. 14,400 2,427,264
Crown PropTech Acquisitions
(g)
..... 598,800 5,892,192
Crown PropTech Acquisitions
(c)(g)
... 229,536 739,106
CSX Corp. .................. 15,191 441,450
Datadog, Inc., Class A
(g)
......... 24,700 2,352,428
Davidson Kempner Mercant Co- Invest
Fund LP, (Acquired 04/1/21, cost
$24,367,702)
(g)(i)(k)
........... 37,491,500 39,306,089
Deere & Co. ................. 2,219 664,524

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
United States (continued)
Delta Air Lines, Inc.
(g)
........... 104,677 $ 3,032,493
Devon Energy Corp. ............ 163,465 9,008,556
DiamondRock Hospitality Co.
(g)
.... 769,114 6,314,426
Domino's Pizza, Inc. ............ 14,600 5,689,766
Dow, Inc. ................... 12,950 668,349
Dynatrace, Inc.
(g)
.............. 345,772 13,637,248
Edwards Lifesciences Corp.
(g)
..... 30,776 2,926,490
Element Solutions, Inc. .......... 302,555 5,385,479
Eli Lilly & Co. ................ 22,700 7,360,021
Energy Transfer LP ............ 659,999 6,586,790
EQT Corp. .................. 160,252 5,512,669
Excelerate Energy, Inc., Class A
(g)(h)
.. 839,649 16,725,808
Exxon Mobil Corp.
(j)
............ 218,601 18,720,990
Fanatics Holdings Inc., Class
A (Acquired 12/15/21, cost
$27,387,008)
(c)(g)(i)
........... 403,700 24,399,628
FedEx Corp. ................. 2,933 664,940
Ford Motor Co. ............... 372,994 4,151,423
Forestar Group, Inc.
(g)
........... 118,660 1,624,455
Freeport-McMoRan, Inc. ......... 179,035 5,238,564
Generac Holdings, Inc.
(g)
......... 42,785 9,009,665
General Motors Co.
(g)
........... 118,222 3,754,731
Green Plains, Inc.
(g)
............ 308,129 8,371,865
Halliburton Co. ............... 110,000 3,449,600
HCA Healthcare, Inc. ........... 19,543 3,284,397
Highland Transcend Partners I Corp.,
Class A
(g)
................. 71,470 704,694
Hilton Worldwide Holdings, Inc. .... 54,120 6,031,133
Home Depot, Inc. (The) ......... 2,443 670,042
HP, Inc. .................... 20,292 665,172
Humana, Inc. ................ 4,000 1,872,280
Informatica, Inc., Class A
(g)(h)
...... 633,675 13,161,430
Intuit, Inc. ................... 24,200 9,327,648
Intuitive Surgical, Inc.
(g)
.......... 15,109 3,032,527
IQVIA Holdings, Inc.
(g)
........... 26,500 5,750,235
JPMorgan Chase & Co. ......... 5,921 666,764
Khosla Ventures Acquisition Co.
(g)
... 223,080 2,175,030
Kinder Morgan, Inc. ............ 40,045 671,154
KINS Technology Group, Inc.
(c)(g)
.... 299,400 206,586
Latch, Inc., (Acquired 07/12/21, cost
$7,153,250)
(g)(i)
............. 715,325 815,470
Lions Gate Entertainment Corp., Class
A
(g)(h)
.................... 895,325 8,335,476
LyondellBasell Industries NV, Class A 44,200 3,865,732
MGM Resorts International ....... 103,276 2,989,840
Mosaic Co. (The) .............. 74,952 3,539,983
Mr Cooper Group, Inc.
(g)
......... 112,359 4,128,070
NetApp, Inc. ................. 10,267 669,819
New Look Builders, Inc.
(c)(g)
....... 8,689,610 87
Nielsen Holdings plc ............ 76,763 1,782,437
NIKE, Inc., Class B ............ 23,301 2,381,362
Nucor Corp. ................. 6,426 670,939
Offerpad Solutions, Inc., Class
A (Acquired 10/01/21, cost
$10,765,000)
(g)(i)
............ 1,076,500 2,346,770
ONEOK, Inc. ................. 12,092 671,106
Opendoor Technologies, Inc.
(g)
..... 1,367,000 6,438,570
Otis Worldwide Corp. ........... 23,500 1,660,745
Park Hotels & Resorts, Inc. ....... 362,883 4,924,322
Pioneer Natural Resources Co. .... 18,105 4,038,863
Pivotal Investment Corp. III
(g)
...... 272,602 2,671,500
Planet Labs Pbc, Class A (Acquired
01/06/22, cost $8,772,000)
(g)(i)
... 877,200 3,798,276
Playstudios, Inc., Class A (Acquired
07/30/21, cost $11,459,823)
(g)(i)
... 1,145,983 4,904,807
Security
Shares
Shares Value
United States (continued)
Prologis, Inc. ................. 5,701 $ 670,723
PROOF Acquisition Corp. I
(c)(g)
..... 178,596 198,242
Raymond James Financial, Inc. .... 92,000 8,225,720
Rocket Lab USA, Inc.
(g)
.......... 639,711 2,424,505
Salesforce, Inc.
(g)
.............. 87,175 14,387,362
Sarcos Technology & Robotics Corp.
(g)(h)
443,506 1,179,726
Sarcos Technology & Robotics Corp.
(c)(g)
120,943 290,263
Sarcos Technology & Robotics,
(Acquired 10/21/21, cost
$50,017,930)
(g)(i)
............ 5,001,793 13,304,769
SBA Communications Corp. ...... 2,085 667,304
Schlumberger NV ............. 65,000 2,324,400
Sema4 Holdings Corp.
(g)
......... 111,402 140,367
Sempra Energy ............... 4,457 669,753
Service Properties Trust ......... 766,304 4,007,770
ServiceNow, Inc.
(g)
............. 7,118 3,384,751
Signet Jewelers Ltd. ............ 106,548 5,696,056
Snorkel AI, Inc., (Acquired 06/30/21,
cost $609,993)
(c)(g)(i)
.......... 40,613 388,260
Sonder Holdings, Inc., Class
A (Acquired 02/09/22, cost
$10,797,388)
(g)(i)
............ 1,202,324 1,250,417
Sonos, Inc.
(g)(j)
................ 228,247 4,117,576
Starbucks Corp. ............... 50,657 3,869,688
Starwood Property Trust, Inc. ...... 297,782 6,220,666
Sunstone Hotel Investors, Inc.
(g)
.... 331,117 3,284,681
SVF Investment Corp., (Acquired
06/07/22, cost $6,000,000)
(c)(g)(i)
.. 600,000 6,126,610
Taylor Morrison Home Corp.
(g)
..... 173,738 4,058,520
Tesla, Inc.
(g)(j)
................. 4,320 2,909,174
Tishman Speyer Innovation Corp. II,
Class A
(g)
................. 175,279 1,715,981
Toast, Inc., Class A
(g)
........... 339,433 4,392,263
TPB Acquisition Corp. I, Class A
(g)
... 443,988 4,288,924
United Rentals, Inc.
(g)
........... 25,109 6,099,227
United States Steel Corp. ........ 326,712 5,851,412
UnitedHealth Group, Inc. ......... 19,184 9,853,478
Vantage Drilling Co.
(g)
........... 1,556,671 156
Western Digital Corp.
(g)
.......... 177,145 7,941,410
WillScot Mobile Mini Holdings Corp.
(g)
231,506 7,505,425
Xenia Hotels & Resorts, Inc.
(g)
..... 423,967 6,160,241
XPO Logistics, Inc.
(g)
........... 20,000 963,200
626,456,210
Total Common Stocks — 1.8%
(Cost: $952,565,319) ............................. 781,536,332
Par (000)
Pa r (000)
Corporate Bonds
Argentina — 0.1%
(a)
Generacion Mediterranea SA, 9.63%
,
12/01/27 ................. USD 19,021 15,122,004
Genneia SA, 8.75%
,
09/02/27 ..... 3,550 3,337,000
18,459,004
Australia — 0.1%
FMG Resources August 2006 Pty. Ltd.
(a)
4.50%, 09/15/27 ............ 261 232,942
6.13%, 04/15/32 ............ 14,256 12,830,400
Glencore Capital Finance DAC, 1.25%
,
03/01/33
(d)
................ EUR 3,800 2,716,094
National Australia Bank Ltd., 3.38%
,
01/14/26 ................. USD 1,224 1,199,565

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Australia (continued)
OA Leasing Corp., 0.00%
,
03/28/26
(c)
AUD 19,039 $ 12,911,691
Oceana Australian Fixed Income Trust
(c)
10.00%, 08/31/23 ........... 11,165 7,802,974
10.25%, 08/31/25 ........... 20,716 14,942,684
Santos Finance Ltd., 5.25%
,
03/13/29
(d)
USD 6,650 6,401,445
59,037,795
Austria — 0.1%
ams-OSRAM AG
(d)
0.00%, 03/05/25
(l)(m)
.......... EUR 17,200 14,037,307
6.00%, 07/31/25 ............ 5,707 5,591,908
2.13%, 11/03/27
(m)
........... 7,000 5,252,766
BAWAG Group AG, (EUR Swap Annual
5 Year + 2.30%), 2.38%
,
03/26/29
(b)
(d)
...................... 8,500 8,632,331
Erste Group Bank AG, (EUR Swap
Annual 5 Year + 6.20%), 6.50%
(b)(d)(n)
1,000 1,019,131
Lenzing AG
(EUR Swap Annual 5 Year +
11.21%), 5.75%
(b)(d)(n)
....... 16,700 16,678,579
51,212,022
Bahrain — 0.0%
Oil and Gas Holding Co. BSCC (The),
7.63%
,
11/07/24
(d)
........... USD 8,000 8,229,000
Belgium — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 ............ 40,653 38,106,626
4.60%, 04/15/48 ............ 1,341 1,203,940
4.50%, 06/01/50 ............ 3,817 3,431,391
Eliott Capital SARL, 0.00%
,
12/30/22
(d)(l)
(m)
...................... EUR 6,000 6,210,927
House of Finance NV (The), 4.38%
,
07/15/26
(d)
................ 2,400 2,436,861
Solvay Finance SACA
(b)(d)(n)
(EUR Swap Annual 5 Year +
3.70%), 5.43% ........... 4,290 4,431,498
(EUR Swap Annual 5 Year +
5.22%), 5.87% ........... 16,506 16,951,513
Solvay SA
(b)(d)(n)
(EUR Swap Annual 5 Year +
3.92%), 4.25% ........... 34,700 35,029,893
(EUR Swap Annual 5 Year +
2.98%), 2.50% ........... 12,500 11,216,340
Telenet Finance Luxembourg Notes
SARL, 5.50%
,
03/01/28
(a)
...... USD 3,000 2,647,200
121,666,189
Brazil — 0.3%
Atento Luxco 1 SA, 8.00%
,
02/10/26
(a)
7,540 5,331,251
Azul Investments LLP
(a)
5.88%, 10/26/24 ............ 4,427 3,347,365
7.25%, 06/15/26 ............ 5,470 3,799,257
Banco Votorantim SA, 4.00%
,
09/24/22
(a)
................ 5,500 5,499,313
Braskem Netherlands Finance BV
(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81
(a)
... 9,200 9,210,350
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81
(d)
... 2,967 2,970,338
BRF GmbH, 4.35%
,
09/29/26
(a)
.... 10,946 9,850,032
BRF SA, 5.75%
,
09/21/50
(a)
....... 9,140 6,079,814
CSN Resources SA, 5.88%
,
04/08/32
(a)
10,000 7,600,000
Security
Par (000)
Par (000) Value
Brazil (continued)
Embraer Netherlands Finance BV
5.05%, 06/15/25 ............ USD 7,000 $ 6,760,687
6.95%, 01/17/28
(a)
........... 4,000 3,872,000
GOL Equity Finance SA, 3.75%
,
07/15/24
(a)(m)
............... 2,589 1,888,041
Gol Finance SA, 7.00%
,
01/31/25
(a)
.. 18,702 11,622,124
JSM Global SARL, 4.75%
,
10/20/30
(a)
10,000 7,567,500
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 7,040 5,359,200
MARB BondCo plc, 3.95%
,
01/29/31
(d)
8,723 6,664,546
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(a)
........... 11,470 9,176,000
Movida Europe SA, 5.25%
,
02/08/31
(d)
3,000 2,311,125
Odebrecht Offshore Drilling Finance
Ltd., 7.72%
,
(7.72% Cash or 7.72%
PIK), 12/01/26
(a)(o)
........... 4 942
Oi SA, 10.00%
,
(10.00% Cash or 4.00%
PIK), 07/27/25
(o)
............. 5,000 2,300,000
Simpar Europe SA, 5.20%
,
01/26/31
(a)
10,925 8,448,439
Suzano Austria GmbH
5.75%, 07/14/26
(a)
........... 3,000 3,033,000
5.00%, 01/15/30 ............ 5,000 4,523,750
3.75%, 01/15/31 ............ 2,625 2,120,213
Series DM3N, 3.13%, 01/15/32 .. 8,865 6,659,831
135,995,118
Canada — 0.4%
1011778 BC ULC, 3.88%
,
01/15/28
(a)
327 283,810
Air Canada Pass-Through Trust, Series
2015-2, Class B, 5.00%
,
12/15/23
(a)
6,719 6,597,378
ARI FCP Investments LP
(b)(c)
2.98%, 01/06/25 ............ 5,420 5,406,258
0.00%, 01/30/25 ............ 2,906 2,804,748
Brookfield Residential Properties, Inc.
(a)
6.25%, 09/15/27 ............ 3,900 3,232,887
5.00%, 06/15/29 ............ 2,892 2,186,554
Canadian National Railway Co., 2.75%
,
03/01/26 ................. 15,000 14,408,474
Hammerhead Resources, Inc., Series
AI, 9.00%
,
07/10/22
(c)
......... 27,356 27,355,713
Mattamy Group Corp.
(a)
5.25%, 12/15/27 ............ 6,447 5,264,767
4.63%, 03/01/30 ............ 7,171 5,240,667
NOVA Chemicals Corp., 4.88%
,
06/01/24
(a)
................ 6,144 5,839,857
Rockpoint Gas Storage Canada Ltd.,
7.00%
,
03/31/23
(a)
........... 7,300 7,172,250
Rogers Communications, Inc., 2.95%
,
03/15/25
(a)
................ 24,833 23,989,287
Royal Bank of Canada
0.65%, 07/29/24 ............ 1,378 1,294,798
0.75%, 10/07/24 ............ 3,560 3,324,332
1.20%, 04/27/26 ............ 673 604,587
Thomson Reuters Corp., 3.35%
,
05/15/26 ................. 763 740,183
Toronto-Dominion Bank (The)
2.35%, 03/08/24 ............ 15,000 14,689,275
Series FXD, 1.95%, 01/12/27 ... 15,000 13,568,871
2.80%, 03/10/27 ............ 1,414 1,322,999
2.00%, 09/10/31 ............ 2,751 2,234,066
147,561,761

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Cayman Islands — 0.0%
Pearl Holding II Ltd., 6.00%
,
(6.00%
Cash or 14.00% PIK),
(b)(d)(n)(o)
.... USD 3,340 $ 83,989
Chile — 0.1%
Kenbourne Invest SA
(a)
6.88%, 11/26/24 ............ 12,384 11,264,022
4.70%, 01/22/28 ............ 4,435 3,431,027
VTR Comunicaciones SpA
5.13%, 01/15/28
(a)
........... 5,000 3,705,625
5.13%, 01/15/28
(d)
........... 8,693 6,442,600
4.38%, 04/15/29
(a)
........... 9,385 6,358,337
31,201,611
China — 0.3%
Agile Group Holdings Ltd.
(d)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
11.25%), 8.38%
(b)(n)
........ 700 150,500
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
11.29%), 7.88%
(b)(n)
........ 1,101 231,210
5.75%, 01/02/25 ............ 701 238,340
6.05%, 10/13/25 ............ 809 262,925
Angang Steel Co. Ltd., 0.00%
,
05/25/23
(d)(l)(m)
.............. HKD 70,000 8,858,388
Central China Real Estate Ltd.
(d)
6.88%, 08/08/22 ............ USD 200 141,600
7.25%, 04/24/23 ............ 400 194,700
7.90%, 11/07/23 ............ 891 349,049
China Aoyuan Group Ltd.
(d)(g)(p)
7.95%, 02/19/23 ............ 11,988 1,099,899
6.35%, 02/08/24 ............ 3,576 286,080
5.98%, 08/18/25 ............ 3,500 332,063
6.20%, 03/24/26 ............ 2,804 224,320
China City Construction International
Co. Ltd., 5.35%
,
07/03/17
(c)(d)(g)(p)
.. CNY 2,990 —
China Evergrande Group, 10.00%
,
04/11/23
(d)(g)(p)
.............. USD 4,707 384,797
China SCE Group Holdings Ltd.
(d)
7.38%, 04/09/24 ............ 1,349 445,170
7.00%, 05/02/25 ............ 1,483 415,240
Chong Hing Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.86%), 5.70%
(b)(d)
(n)
...................... 250 248,250
CIFI Holdings Group Co. Ltd.
(d)
6.45%, 11/07/24 ............ 200 128,000
6.00%, 07/16/25 ............ 1,000 592,500
5.95%, 10/20/25 ............ 2,559 1,509,810
5.25%, 05/13/26 ............ 702 393,120
4.45%, 08/17/26 ............ 1,618 897,990
CIMC Enric Holdings Ltd., 0.00%
,
11/30/26
(d)(l)(m)
.............. HKD 35,000 4,487,179
Country Garden Holdings Co. Ltd.,
2.70%
,
07/12/26
(d)
........... USD 1,670 768,200
Dexin China Holdings Co. Ltd., 9.95%
,
12/03/22
(d)
................ 386 232,155
Easy Tactic Ltd.
(d)
9.13%, 07/28/22 ............ 767 201,721
8.63%, 02/27/24 ............ 521 90,784
8.63%, 03/05/24 ............ 762 129,445
11.63%, 09/03/24 ........... 218 36,556
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(d)(g)(m)(p)
.. EUR 13,600 9,706,934
Fantasia Holdings Group Co. Ltd.
(d)(g)(p)
6.95%, 12/17/21 ............ USD 3,180 266,921
Security
Par (000)
Par (000) Value
China (continued)
7.95%, 07/05/22 ............ USD 5,938 $ 489,885
11.75%, 04/17/23 ........... 10,350 853,875
11.88%, 06/01/23 ........... 3,142 259,215
9.88%, 10/19/23 ............ 3,695 304,838
Fortune Star BVI Ltd., 5.95%
,
10/19/25
(d)
................ 4,961 3,026,210
Greenland Global Investment Ltd.
(d)
6.13%, 04/22/23 ............ 853 281,490
6.75%, 09/26/23 ............ 1,205 361,500
Hilong Holding Ltd., 9.75%
,
11/18/24
(d)
4,056 2,203,675
Jingrui Holdings Ltd., 12.00%
,
07/25/22
(d)
................ 2,542 392,214
Knight Castle Investments Ltd., 7.99%
,
01/23/21
(d)(g)(p)
.............. 6,000 4,200,000
KWG Group Holdings Ltd.
(d)
7.88%, 09/01/23 ............ 1,099 269,255
7.40%, 03/05/24 ............ 703 144,115
5.88%, 11/10/24 ............ 1,014 197,730
6.30%, 02/13/26 ............ 1,270 222,250
Luye Pharma Group Ltd., 1.50%
,
07/09/24
(d)(m)
............... 7,996 8,013,974
Meituan, 0.00%
,
04/27/27
(d)(l)(m)
..... 5,000 4,382,500
Modern Land China Co. Ltd., 9.80%
,
04/11/23
(d)(g)(p)
.............. 6,833 1,093,280
New Metro Global Ltd.
(d)
6.80%, 08/05/23 ............ 750 510,000
4.80%, 12/15/24 ............ 891 498,960
4.50%, 05/02/26 ............ 853 400,910
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%
,
12/12/18
(d)(g)(p)
.............. HKD 8,000 101,952
NXP BV
3.88%, 06/18/26 ............ USD 17,425 16,798,789
4.30%, 06/18/29 ............ 5,475 5,221,781
3.25%, 11/30/51 ............ 4,359 3,018,299
Pearl Holding III Ltd., 9.00%
,
10/22/25
(d)
2,660 950,950
Poseidon Finance 1 Ltd., 0.00%
,
02/01/25
(d)(l)(m)
.............. 4,500 5,238,000
Powerlong Real Estate Holdings Ltd.,
7.13%
,
11/08/22
(d)
........... 1,860 362,700
Prime Bloom Holdings Ltd., 6.95%
,
07/05/22
(d)(g)(p)
.............. 9,232 1,846,400
Redsun Properties Group Ltd., 9.70%
,
04/16/23
(d)
................ 4,244 636,600
RKPF Overseas Ltd.
(d)
6.00%, 09/04/25 ............ 1,020 499,800
5.20%, 01/12/26 ............ 2,318 1,054,690
Ronshine China Holdings Ltd.
(d)
7.35%, 12/15/23 ............ 464 58,000
7.10%, 01/25/25 ............ 4,000 400,000
Shimao Group Holdings Ltd.
(d)
4.60%, 07/13/30 ............ 6,669 700,245
3.45%, 01/11/31 ............ 2,103 220,815
Shui On Development Holding Ltd.
(d)
5.75%, 11/12/23 ............ 300 268,500
6.15%, 08/24/24 ............ 1,560 1,287,000
5.50%, 03/03/25 ............ 1,109 837,295
5.50%, 06/29/26 ............ 315 218,925
Sinic Holdings Group Co. Ltd., 10.50%
,
06/18/22
(d)(g)(p)
.............. 2,919 58,380
Sino-Ocean Land Treasure III Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(b)(d)(n)
................ 2,044 817,983

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
China (continued)
Sunac China Holdings Ltd.
(d)(g)(p)
7.50%, 02/01/24 ............ USD 2,133 $ 298,620
7.00%, 07/09/25 ............ 3,583 501,620
Times China Holdings Ltd.
(d)
6.75%, 07/16/23 ............ 500 90,000
6.20%, 03/22/26 ............ 513 71,820
5.75%, 01/14/27 ............ 4,845 654,075
Wanda Group Overseas Ltd., 7.50%
,
07/24/22
(d)
................ 2,210 2,143,700
Yango Justice International Ltd.
(g)(p)
10.25%, 09/15/22 ........... 1,207 79,813
8.25%, 11/25/23
(d)
........... 2,403 144,180
7.50%, 04/15/24
(d)
........... 2,633 157,980
7.88%, 09/04/24
(d)
........... 1,150 69,000
7.50%, 02/17/25
(d)
........... 2,628 157,680
Yanlord Land HK Co. Ltd., 6.80%
,
02/27/24
(d)
................ 2,115 1,787,175
Yuzhou Group Holdings Co. Ltd.
(d)(g)(p)
8.50%, 02/04/23 ............ 2,050 143,500
6.00%, 10/25/23 ............ 5,795 405,650
8.50%, 02/26/24 ............ 6,500 455,000
8.38%, 10/30/24 ............ 2,450 171,500
Zhenro Properties Group Ltd., 9.15%
,
05/06/23
(d)(g)(p)
.............. 1,255 81,575
ZhongAn Online P&C Insurance Co.
Ltd., 3.50%
,
03/08/26
(d)
........ 2,691 2,428,628
111,848,342
Colombia — 0.2%
Avianca Midco 2 Ltd., 9.00%
,
12/01/28
(a)
................ 25,111 21,686,236
Banco Davivienda SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 5.10%), 6.65%
(a)(b)
(n)
...................... 3,075 2,394,272
Banco GNB Sudameris SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.66%),
7.50%
,
04/16/31
(a)(b)
.......... 2,500 2,114,531
Bancolombia SA, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.93%), 4.88%
,
10/18/27
(b)
7,523 6,973,821
Frontera Energy Corp., 7.88%
,
06/21/28
(a)
................ 8,715 7,070,044
Geopark Ltd., 5.50%
,
01/17/27
(a)
... 3,325 2,765,153
Grupo Aval Ltd.
4.75%, 09/26/22
(d)
........... 4,000 3,983,250
4.38%, 02/04/30
(a)
........... 21,544 16,781,429
Millicom International Cellular SA,
6.63%
,
10/15/26
(a)
........... 5,400 5,144,513
Promigas SA ESP
3.75%, 10/16/29
(a)
........... 7,620 6,100,762
3.75%, 10/16/29
(d)
........... 5,000 4,003,125
79,017,136
Cyprus — 0.0%
ASG Finance DAC, 7.88%
,
12/03/24
(a)
13,214 12,388,125
Bank of Cyprus PCL, (EUR Swap
Annual 1 Year + 2.79%), 2.50%
,
06/24/27
(b)(d)
............... EUR 5,508 4,469,690
16,857,815
Security
Par (000)
Par (000) Value
Denmark — 0.0%
(d)
Danske Bank A/S, (EUR Swap Annual 5
Year + 1.90%), 1.50%
,
09/02/30
(b)
EUR 11,256 $ 10,647,105
Nassa Topco A/S, 2.88%
,
04/06/24 .. 3,200 3,185,768
Nykredit Realkredit A/S, (EUR Swap
Annual 5 Year + 4.57%), 4.13%
(b)(n)
1,200 1,147,505
14,980,378
Finland — 0.0%
Citycon OYJ
(EUR Swap Annual 5 Year +
4.71%), 4.50%
(b)(d)(n)
........ 2,067 1,472,957
France — 1.1%
Accor SA, 0.70%
,
12/07/27
(d)(m)
..... 2,684 1,157,031
Adevinta ASA
(d)
2.63%, 11/15/25 ............ 1,081 1,011,054
3.00%, 11/15/27 ............ 641 560,900
Air France-KLM, 3.88%
,
07/01/26
(d)
.. 5,600 4,753,501
Altice France SA
(d)
2.50%, 01/15/25 ............ 14,890 13,604,420
2.13%, 02/15/25 ............ 10,219 9,236,727
5.88%, 02/01/27 ............ 10,357 9,404,660
4.13%, 01/15/29 ............ 14,825 11,698,253
4.25%, 10/15/29 ............ 5,582 4,353,666
Arkema SA, (EUR Swap Annual 5 Year
+ 1.57%), 1.50%
(b)(d)(n)
......... 2,300 2,058,263
AXA SA, (EURIBOR 3 Month + 3.60%),
4.25%
,
03/10/43
(b)(d)
.......... 16,775 16,580,783
Banijay Entertainment SASU, 3.50%
,
03/01/25
(d)
................ 2,917 2,721,226
Banijay Group SAS, 6.50%
,
03/01/26
(d)
1,800 1,573,390
Banque Federative du Credit Mutuel
SA, (EUR Swap Annual 5 Year +
2.20%), 3.88%
,
06/16/32
(b)(d)
.... 15,300 15,512,542
BNP Paribas SA
(b)(n)
(LIBOR USD 6 Month + 0.08%),
1.57% ................. USD 1,090 802,349
(USD Swap Semi 5 Year + 4.15%),
6.63%
(a)
................ 3,600 3,451,500
(USD Swap Semi 5 Year + 5.15%),
7.38%
(d)
................ 3,400 3,365,822
Series TMO, (BFRTMO - 0.25%),
0.00% ................. EUR 2,563 2,058,281
Burger King France SAS, (EURIBOR 3
Month + 4.75%), 4.75%
,
11/01/26
(b)(d)
3,125 3,020,271
CAB SELAS, 3.38%
,
02/01/28
(d)
.... 4,898 4,111,543
Casino Guichard Perrachon SA
(EURIBOR Swap Rate 10 Year +
1.00%), 2.51%
(b)(n)
......... 11,374 2,979,846
(EURIBOR Swap Rate 5 Year +
3.82%), 3.99%
(b)(d)(n)
........ 11,600 4,637,598
5.25%, 04/15/27
(d)
........... 3,500 2,449,087
CGG SA, 7.75%
,
04/01/27
(d)
...... 1,496 1,332,573
Chrome Bidco SASU, 3.50%
,
05/31/28
(d)
................ 10,660 9,141,461
Chrome Holdco SASU, 5.00%
,
05/31/29
(d)
................ 2,294 1,814,119
CMA CGM SA, 7.50%
,
01/15/26
(d)
... 10,258 10,984,433
Credit Agricole SA, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 3.24%), 4.75%
(a)(b)(n)
.... USD 6,450 5,012,725
Engie SA, (EUR Swap Annual 5 Year +
2.09%), 1.88%
(b)(d)(n)
.......... EUR 4,400 3,176,393
Faurecia SE
(d)
3.13%, 06/15/26 ............ 3,000 2,628,950

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
France (continued)
2.75%, 02/15/27 ............ EUR 7,852 $ 6,397,661
3.75%, 06/15/28 ............ 2,011 1,625,063
Getlink SE, 3.50%
,
10/30/25
(d)
..... 5,658 5,653,091
Goldstory SASU
(d)
5.38%, 03/01/26 ............ 16,702 14,733,033
(EURIBOR 3 Month + 5.50%),
5.50%, 03/01/26
(b)
......... 2,350 2,222,571
Holding d'Infrastructures des Metiers de
l'Environnement, 0.63%
,
09/16/28
(d)
35,043 29,461,644
Iliad Holding SASU
(d)
5.13%, 10/15/26 ............ 4,419 4,121,493
5.63%, 10/15/28 ............ 300 267,259
Iliad SA
(d)
1.50%, 10/14/24 ............ 100 97,252
1.88%, 02/11/28 ............ 100 83,312
IPD 3 BV, 5.50%
,
12/01/25
(d)
...... 1,178 1,097,694
Korian SA
(d)
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%),
4.13%
(b)(n)
............... GBP 5,200 4,969,607
(EURIBOR 6 Month + 9.00%),
1.88%
(b)(m)(n)
............. EUR 9,608 3,042,444
0.88%, 03/06/27
(m)
.......... 5,441 2,691,379
La Financiere Atalian SASU
(d)
4.00%, 05/15/24 ............ 7,640 6,164,881
5.13%, 05/15/25 ............ 4,900 3,916,050
6.63%, 05/15/25 ............ GBP 2,815 2,595,245
La Poste SA, (EUR Swap Annual 5
Year + 2.44%), 3.13%
(b)(d)(n)
..... EUR 7,600 7,128,156
Lion/Polaris Lux 4 SA, (EURIBOR 3
Month + 4.00%), 4.00%
,
07/01/26
(b)
(d)
...................... 1,331 1,247,606
Loxam SAS
(d)
4.25%, 04/15/24 ............ 1,026 1,029,740
3.25%, 01/14/25 ............ 2,277 2,147,430
3.75%, 07/15/26 ............ 5,707 5,121,231
4.50%, 02/15/27 ............ 1,457 1,308,888
5.75%, 07/15/27 ............ 828 679,005
Lune Holdings SARL, 5.63%
,
11/15/28
(d)
................ 3,550 2,987,041
Novafives SAS, 5.00%
,
06/15/25
(d)
.. 2,247 1,530,583
Orano SA, 2.75%
,
03/08/28
(d)
...... 6,300 5,570,509
Paprec Holding SA
(d)
4.00%, 03/31/25 ............ 3,000 2,725,561
3.50%, 07/01/28 ............ 4,365 3,548,761
Parts Europe SA, (EURIBOR 3 Month +
4.00%), 4.00%
,
07/20/27
(b)(d)
.... 843 826,176
Picard Groupe SAS, 3.88%
,
07/01/26
(d)
13,062 11,153,410
RCI Banque SA, (EUR Swap Annual 5
Year + 2.85%), 2.63%
,
02/18/30
(b)(d)
3,400 3,088,114
Renault SA, 2.38%
,
05/25/26
(d)
..... 1,900 1,704,107
Rubis Terminal Infra SAS, 5.63%
,
05/15/25
(d)
................ 7,742 7,829,607
Societe Generale SA
(b)
(USD Swap Semi 5 Year + 4.30%),
7.38%
(d)(n)
............... USD 6,500 6,260,470
(USD Swap Semi 5 Year + 4.98%),
7.88%
(a)(n)
............... 3,500 3,429,336
(USD Swap Rate 5 Year + 5.87%),
8.00%
(a)(n)
............... 5,400 5,289,567
(EUR Swap Annual 5 Year +
1.55%), 1.00%, 11/24/30 ..... EUR 4,500 4,121,738
(EUR Swap Annual 5 Year +
1.60%), 1.13%, 06/30/31
(d)
... 40,500 36,207,249
Security
Par (000)
Par (000) Value
France (continued)
Suez SA, (EUR Swap Annual 5 Year +
2.50%), 2.88%
(b)(d)(n)
.......... EUR 11,500 $ 11,461,749
Teleperformance, 3.75%
,
06/24/29
(d)
. 27,200 28,913,618
Tereos Finance Groupe I SA, 7.50%
,
10/30/25
(d)
................ 7,071 7,272,865
TotalEnergies SE
(d)
Series FP, 0.50%, 12/02/22
(m)
... USD 6,400 6,537,600
(EUR Swap Annual 5 Year +
1.77%), 1.75%
(b)(n)
......... EUR 4,500 4,423,689
(EUR Swap Annual 5 Year +
2.15%), 2.63%
(b)(n)
......... 13,100 12,767,175
Series NC7, (EUR Swap Annual 5
Year + 1.99%), 1.63%
(b)(n)
.... 6,713 5,593,622
(EUR Swap Annual 5 Year +
2.40%), 2.00%
(b)(n)
......... 15,525 11,921,453
Series NC12, (EUR Swap Annual 5
Year + 2.51%), 2.13%
(b)(n)
.... 11,338 8,183,491
Vallourec SA, 8.50%
,
06/30/26
(d)
.... 8,372 8,102,269
Verallia SA, 1.88%
,
11/10/31
(d)
..... 12,700 9,904,532
474,349,394
Germany — 1.6%
ADLER Group SA
(d)
2.00%, 11/23/23
(e)(m)
......... 4,100 3,007,616
3.25%, 08/05/25 ............ 17,900 10,107,725
2.75%, 11/13/26 ............ 8,700 4,567,700
2.25%, 04/27/27 ............ 2,800 1,395,006
2.25%, 01/14/29 ............ 1,000 489,288
ADLER Real Estate AG
(d)
2.13%, 02/06/24 ............ 1,700 1,289,603
3.00%, 04/27/26 ............ 3,200 2,211,312
Allianz SE, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.17%), 3.20%
(b)(d)(n)
..... USD 8,800 6,424,000
Aroundtown SA
(b)(d)(n)
(EUR Swap Annual 5 Year +
3.98%), 3.38% ........... EUR 2,200 1,700,114
(EUR Swap Annual 5 Year +
3.46%), 2.88% ........... 2,322 1,665,994
ATF Netherlands BV, (EUR Swap
Annual 5 Year + 4.38%), 3.75%
(b)(d)(n)
10,900 9,950,503
Bayer AG
(b)(d)
(EUR Swap Annual 5 Year +
2.55%), 3.75%, 07/01/74 .... 8,661 8,177,742
(EURIBOR Swap Rate 5 Year +
2.65%), 2.38%, 11/12/79 ..... 34,200 30,198,691
Bertelsmann SE & Co. KGaA, (EUR
Swap Annual 5 Year + 2.64%),
3.00%
,
04/23/75
(b)(d)
.......... 30,300 30,388,146
Cheplapharm Arzneimittel GmbH
(d)
3.50%, 02/11/27 ............ 5,419 4,829,854
4.38%, 01/15/28 ............ 13,127 11,688,297
Commerzbank AG, (EUR Swap Annual
5 Year + 6.36%), 6.13%
(b)(d)(n)
.... 9,000 8,511,974
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24
(d)
... 9,300 8,046,244
Deutsche Bahn Finance GmbH
(d)
(EUR Swap Annual 5 Year +
1.26%), 0.95%
(b)(n)
......... 9,900 9,194,686
1.13%, 05/29/51 ............ 20,100 12,888,515
Deutsche Bank AG
(b)
(SOFR + 1.32%), 2.55%, 01/07/28 USD 35,215 30,482,433
(EURIBOR 3 Month + 1.93%),
3.25%, 05/24/28
(d)
......... EUR 12,700 12,715,492

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Germany (continued)
(EURIBOR Swap Rate 5 Year +
3.30%), 4.00%, 06/24/32
(d)
... EUR 21,400 $ 20,508,696
Deutsche Lufthansa AG
(d)
1.63%, 11/16/23 ............ 2,600 2,610,997
2.00%, 07/14/24 ............ 5,300 5,189,073
2.88%, 02/11/25 ............ 3,400 3,171,667
2.88%, 05/16/27 ............ 3,400 2,811,580
3.75%, 02/11/28 ............ 3,100 2,607,037
3.50%, 07/14/29 ............ 13,700 10,773,630
DIC Asset AG, 2.25%
,
09/22/26
(d)
... 5,900 4,111,632
Douglas GmbH, 6.00%
,
04/08/26
(d)
.. 2,500 2,017,304
EnBW Energie Baden-Wuerttemberg
AG
(b)(d)
(EURIBOR Swap Rate 5 Year +
1.73%), 1.63%, 08/05/79 .... 1,000 817,319
(EUR Swap Annual 5 Year +
1.42%), 1.13%, 11/05/79 ..... 3,100 2,879,014
(EUR Swap Annual 5 Year +
2.18%), 2.13%, 08/31/81 .... 38,800 27,127,846
Fraport AG Frankfurt Airport Services
Worldwide, 1.88%
,
03/31/28
(d)
... 5,590 5,118,756
Gruenenthal GmbH
(d)
3.63%, 11/15/26 ............ 2,790 2,638,548
4.13%, 05/15/28 ............ 5,148 4,612,594
HT Troplast GmbH, 9.25%
,
07/15/25
(d)
815 755,860
IHO Verwaltungs GmbH
(o)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26
(d)
.............. 2,828 2,456,827
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(b)(d)
............. 4,541 3,700,674
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(a)
.............. USD 400 356,018
LANXESS AG, (EUR Swap Annual 5
Year + 4.51%), 4.50%
,
12/06/76
(b)(d)
EUR 8,000 8,155,147
LEG Immobilien SE, 1.50%
,
01/17/34
(d)
6,300 4,518,309
Nidda BondCo GmbH
(d)
5.00%, 09/30/25 ............ 1,329 1,121,144
7.25%, 09/30/25 ............ 674 588,488
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(d)
........... 50,847 47,064,375
PCF GmbH
(d)
4.75%, 04/15/26 ............ 1,566 1,292,358
(EURIBOR 3 Month + 4.75%),
4.75%, 04/15/26
(b)
......... 5,190 4,609,543
Phoenix PIB Dutch Finance BV, 2.38%
,
08/05/25
(d)
................ 3,000 2,860,903
ProGroup AG, 3.00%
,
03/31/26
(d)
... 8,700 8,005,236
Renk AG, 5.75%
,
07/15/25
(d)
...... 3,151 3,004,902
RWE AG, 2.75%
,
05/24/30
(d)
...... 24,980 24,878,849
Schenck Process Holding GmbH,
5.38%
,
06/15/23
(d)
........... 800 806,553
Sudzucker International Finance BV,
(EURIBOR 3 Month + 3.10%),
2.89%
(b)(d)(n)
................ 4,736 4,069,735
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26
(d)
....... 5,921 5,239,097
Techem Verwaltungsgesellschaft 675
mbH, 2.00%
,
07/15/25
(d)
....... 689 631,422
Tele Columbus AG, 3.88%
,
05/02/25
(d)
16,177 14,201,266
thyssenkrupp AG
(d)
1.88%, 03/06/23 ............ 4,040 4,124,945
2.88%, 02/22/24 ............ 11,148 11,205,502
2.50%, 02/25/25 ............ 212 205,060
Security
Par (000)
Par (000) Value
Germany (continued)
TK Elevator Holdco GmbH, 6.63%
,
07/15/28
(d)
................ EUR 1,620 $ 1,447,947
TK Elevator Midco GmbH
(d)
4.38%, 07/15/27 ............ 6,043 5,455,623
(EURIBOR 3 Month + 4.75%),
4.75%, 07/15/27
(b)
......... 6,120 6,024,799
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(a)
................ USD 8,738 7,790,495
Traton Finance Luxembourg SA,
1.25%
,
03/24/33
(d)
........... EUR 11,400 8,651,152
Volkswagen International Finance NV
(b)
(d)(n)
(EUR Swap Annual 5 Year +
2.54%), 2.70% ........... 7,800 8,037,504
Series NC6, (EUR Swap Annual 6
Year + 2.97%), 3.38% ...... 28,400 27,430,361
(EUR Swap Annual 5 Year +
3.75%), 3.50% ........... 7,000 6,638,763
(EUR Swap Annual 12 Year +
2.97%), 4.63% ........... 7,900 7,792,425
(EUR Swap Annual 10 Year +
3.37%), 3.88% ........... 10,600 9,736,399
(EUR Swap Annual 9 Year +
3.36%), 4.38% ........... 1,900 1,597,575
Volkswagen Leasing GmbH, 0.63%
,
07/19/29
(d)
................ 19,300 16,150,819
Vonovia Finance BV
(d)
2.13%, 03/22/30 ............ 3,000 2,672,121
2.25%, 04/07/30 ............ 1,200 1,066,852
Vonovia SE
(d)
1.50%, 06/14/41 ............ 15,200 9,099,605
1.63%, 09/01/51 ............ 3,800 2,003,012
Wintershall Dea Finance 2 BV, Series
NC5, (EUR Swap Annual 5 Year +
2.92%), 2.50%
(b)(d)(n)
.......... 43,200 31,568,499
Wintershall Dea Finance BV
(d)
0.84%, 09/25/25 ............ 20,700 19,815,117
1.33%, 09/25/28 ............ 15,300 13,359,192
ZF Europe Finance BV
(d)
2.00%, 02/23/26 ............ 1,300 1,125,575
2.50%, 10/23/27 ............ 1,900 1,519,595
ZF Finance GmbH
(d)
3.00%, 09/21/25 ............ 8,000 7,347,722
2.00%, 05/06/27 ............ 1,800 1,451,704
2.75%, 05/25/27 ............ 3,200 2,641,505
2.25%, 05/03/28 ............ 1,900 1,461,176
3.75%, 09/21/28 ............ 21,800 17,924,065
680,588,443
Greece — 0.0%
Public Power Corp. SA, 3.88%
,
03/30/26
(d)
................ 1,758 1,605,561
Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through
Trust, Series 2013-1, Class A,
5.25%
,
05/30/23
(a)
........... USD 466 459,806
Hong Kong — 0.0%
Bank of East Asia Ltd. (The)
(b)(d)(n)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.26%), 5.88% ........... 1,876 1,846,453
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.53%), 5.83% ........... 2,898 2,796,570

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Hong Kong (continued)
Li & Fung Ltd., 4.38%
,
10/04/24
(d)
... USD 2,200 $ 2,111,725
Melco Resorts Finance Ltd.
5.25%, 04/26/26
(d)
........... 1,150 805,000
5.63%, 07/17/27
(d)
........... 200 134,880
5.38%, 12/04/29
(a)
........... 392 233,240
NWD MTN Ltd., 4.13%
,
07/18/29
(d)
.. 7,500 6,622,500
REXLot Holdings Ltd.
(d)(g)(m)(p)
6.00%, 04/28/17 ............ HKD 1,103 43,744
4.50%, 04/17/19 ............ 15,091 19,232
14,613,344
India — 0.2%
ABJA Investment Co. Pte. Ltd.
(d)
5.95%, 07/31/24 ............ USD 400 399,000
5.45%, 01/24/28 ............ 2,055 1,931,700
Adani Electricity Mumbai Ltd., 3.95%
,
02/12/30
(d)
................ 949 776,282
Adani Green Energy Ltd., 4.38%
,
09/08/24
(d)
................ 3,000 2,688,750
Adani Transmission Step-One Ltd.,
4.00%
,
08/03/26
(d)
........... 3,579 3,379,471
Azure Power Solar Energy Pvt Ltd.,
5.65%
,
12/24/24
(d)
........... 1,276 1,203,667
BPRL International Singapore Pte. Ltd.,
4.38%
,
01/18/27
(d)
........... 2,171 2,111,705
CA Magnum Holdings, 5.38%
,
10/31/26
(d)
................ 2,455 2,123,575
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(a)
........... 7,471 5,827,258
4.50%, 02/09/27
(d)
........... 877 683,886
GMR Hyderabad International Airport
Ltd.
(d)
4.75%, 02/02/26 ............ 1,090 988,357
4.25%, 10/27/27 ............ 200 167,850
Greenko Dutch BV, 3.85%
,
03/29/26
(d)
5,587 4,735,152
Greenko Mauritius Ltd., 6.25%
,
02/21/23
(d)
................ 200 197,975
Greenko Solar Mauritius Ltd.
(d)
5.55%, 01/29/25 ............ 200 186,250
5.95%, 07/29/26 ............ 2,454 2,165,655
HDFC Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.93%), 3.70%
(b)(d)(n)
.... 5,000 4,150,000
Hindustan Petroleum Corp. Ltd., 4.00%
,
07/12/27
(d)
................ 2,149 2,061,428
HPCL-Mittal Energy Ltd., 5.45%
,
10/22/26
(d)
................ 616 575,960
ICICI Bank Ltd., 3.80%
,
12/14/27
(d)
.. 2,145 2,061,613
India Green Power Holdings, 4.00%
,
02/22/27
(d)
................ 1,228 951,700
JSW Steel Ltd., 5.38%
,
04/04/25
(d)
.. 1,860 1,708,875
Network i2i Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.27%), 5.65%
(b)(d)(n)
.... 5,162 4,777,431
Periama Holdings LLC, 5.95%
,
04/19/26
(d)
................ 4,031 3,587,590
REC Ltd., 3.88%
,
07/07/27
(d)
...... 1,906 1,800,932
ReNew Power Pvt. Ltd., 6.45%
,
09/27/22
(d)
................ 200 198,975
Shriram Transport Finance Co. Ltd.
(d)
5.95%, 10/24/22 ............ 3,401 3,357,467
5.10%, 07/16/23 ............ 4,000 3,840,000
Summit Digitel Infrastructure Pvt. Ltd.,
2.88%
,
08/12/31
(d)
........... 6,285 4,830,085
Security
Par (000)
Par (000) Value
India (continued)
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(d)
................ USD 2,600 $ 2,272,237
UPL Corp. Ltd.
(d)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.87%), 5.25%
(b)(n)
......... 1,082 827,933
4.50%, 03/08/28 ............ 4,875 4,152,281
4.63%, 06/16/30 ............ 1,725 1,400,269
Vedanta Resources Finance II plc
8.00%, 04/23/23
(d)
........... 2,133 1,774,123
13.88%, 01/21/24
(d)
.......... 5,535 4,926,150
8.95%, 03/11/25
(a)
........... 19,475 15,385,250
Vedanta Resources Ltd., 6.13%
,
08/09/24
(a)
................ 5,000 3,031,500
Videocon Industries Ltd., 0.00%
,
12/31/20
(c)(d)(e)(g)(m)(p)
........... 735 —
97,238,332
Indonesia — 0.1%
Freeport Indonesia PT, 4.76%
,
04/14/27
(a)
................ 5,835 5,587,013
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39
(d)
................ 5,230 4,863,432
Majapahit Holding BV, 7.88%
,
06/29/37
(d)
................ 4,650 5,229,216
Minejesa Capital BV, 4.63%
,
08/10/30
(d)
2,000 1,780,220
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38
(d)
........... 8,000 6,779,000
Star Energy Geothermal Wayang
Windu Ltd., 6.75%
,
04/24/33
(d)
... 2,468 2,311,221
Theta Capital Pte. Ltd.
(d)
8.13%, 01/22/25 ............ 2,643 2,272,980
6.75%, 10/31/26 ............ 200 152,000
28,975,082
Ireland — 0.1%
(d)
Bank of Ireland Group plc
(b)
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 2.70%),
3.13%, 09/19/27 .......... GBP 6,800 8,228,140
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.50%), 4.13%, 09/19/27 .... USD 5,725 5,656,300
(EUR Swap Annual 5 Year +
1.65%), 1.38%, 08/11/31 ..... EUR 10,525 9,429,268
eircom Finance DAC, 1.75%
,
11/01/24 18,364 17,822,535
41,136,243
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV
6.00%, 01/31/25 ............ 3,198 3,263,999
4.50%, 03/01/25 ............ 4,419 4,324,963
1.88%, 03/31/27
(d)
........... 2,821 2,304,595
3.75%, 05/09/27 ............ 9,749 8,638,021
1.63%, 10/15/28
(d)
........... 821 604,838
4.38%, 05/09/30 ............ 8,204 6,833,844
25,970,260
Italy — 0.7%
ASTM SpA
(d)
1.50%, 01/25/30 ............ 2,600 2,097,080
2.38%, 11/25/33 ............ 2,075 1,589,870
Autostrade per l'Italia SpA, 2.25%
,
01/25/32
(d)
................ 450 353,351

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Italy (continued)
Banco BPM SpA
(b)(d)
(EUR Swap Annual 5 Year +
4.18%), 4.38%, 09/21/27 .... EUR 7,400 $ 7,537,260
(EUR Swap Annual 5 Year +
5.42%), 5.00%, 09/14/30 .... 1,017 1,013,841
(EUR Swap Annual 5 Year +
3.80%), 3.25%, 01/14/31 .... 400 372,022
(EUR Swap Annual 5 Year +
3.17%), 2.88%, 06/29/31 .... 14,420 12,806,945
(EUR Swap Annual 5 Year +
3.40%), 3.38%, 01/19/32 .... 3,050 2,680,853
Cedacri Mergeco SpA, (EURIBOR 3
Month + 4.63%), 4.62%
,
05/15/28
(b)
(d)
...................... 2,393 2,311,599
Centurion Bidco SpA, 5.88%
,
09/30/26
(d)
................ 5,349 4,908,469
Diocle Spa, (EURIBOR 3 Month +
3.88%), 3.88%
,
06/30/26
(b)(d)
.... 1,765 1,789,333
doValue SpA
(d)
5.00%, 08/04/25 ............ 800 796,301
3.38%, 07/31/26 ............ 6,385 5,764,863
Enel SpA, Series 6.5Y, (EUR Swap
Annual 5 Year + 1.72%), 1.38%
(b)(d)(n)
29,400 23,326,555
Eni SpA
(b)(d)(n)
Series NC5., (EUR Swap Annual 5
Year + 3.45%), 2.63% ...... 26,900 25,112,474
Series NC6, (EUR Swap Annual 5
Year + 2.20%), 2.00% ...... 8,266 7,016,404
Series NC9, (EUR Swap Annual 5
Year + 3.64%), 3.38% ...... 600 493,475
Fabric BC SpA, (EURIBOR 3 Month +
4.13%), 4.13%
,
08/31/26
(b)(d)
.... 1,600 1,579,645
FIS Fabbrica Italiana Sintetici SpA,
5.63%
,
08/01/27
(d)
........... 150 132,380
Gamma Bidco SpA
(d)
5.13%, 07/15/25 ............ 13,900 13,109,855
6.25%, 07/15/25 ............ 2,878 2,804,880
Hera SpA, 2.50%
,
05/25/29
(d)
...... 9,470 9,246,364
IMA Industria Macchine Automatiche
SpA
(d)
3.75%, 01/15/28 ............ 1,984 1,663,867
(EURIBOR 3 Month + 4.00%),
4.00%, 01/15/28
(b)
......... 2,413 2,307,442
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year +
6.07%), 5.88%
(b)(d)(n)
........ 4,479 4,312,399
(USD Swap Semi 5 Year + 5.46%),
7.70%
(a)(b)(n)
.............. USD 5,127 4,618,135
(EUR Swap Annual 5 Year +
7.19%), 7.75%
(b)(d)(n)
........ EUR 3,056 3,034,402
(EUR Swap Annual 5 Year +
5.56%), 6.38%
(b)(d)(n)
........ 1,075 950,652
(EUR Swap Annual 5 Year +
5.75%), 5.88%, 03/04/29
(b)(d)
.. 1,100 1,167,325
5.15%, 06/10/30
(d)
........... GBP 1,275 1,340,450
(EUR Swap Annual 5 Year +
6.09%), 5.88%
(b)(d)(n)
........ EUR 6,325 5,157,865
Intesa Sanpaolo Vita SpA, 2.38%
,
12/22/30
(d)
................ 18,500 14,623,465
Leather 2 SpA, (EURIBOR 3 Month +
4.50%), 4.50%
,
09/30/28
(b)(d)
.... 1,196 1,015,212
Nexi SpA, 0.00%
,
02/24/28
(d)(l)(m)
.... 10,000 6,821,663
Rekeep SpA, 7.25%
,
02/01/26
(d)
.... 5,004 4,518,264
Security
Par (000)
Par (000) Value
Italy (continued)
Rossini SARL
(d)
(EURIBOR 3 Month + 3.88%),
3.88%, 10/30/25
(b)
......... EUR 1,558 $ 1,517,405
6.75%, 10/30/25 ............ 9,368 9,425,293
Saipem Finance International BV,
3.38%
,
07/15/26
(d)
........... 100 82,534
Taurus Law 130 Securities S.r.l.,
(Acquired 12/22/21, cost
$30,079,350), 0.00%
,
08/24/26
(b)(c)(i)
(m)
...................... 26,659 27,937,299
TeamSystem SpA, (EURIBOR 3 Month
+ 3.75%), 3.75%
,
02/15/28
(b)(d)
... 4,600 4,333,037
Telecom Italia Capital SA
6.38%, 11/15/33 ............ USD 3,455 2,667,951
7.20%, 07/18/36 ............ 6,500 4,935,092
Telecom Italia Finance SA, 7.75%
,
01/24/33 ................. EUR 1,069 1,155,197
Telecom Italia SpA
(d)
4.00%, 04/11/24 ............ 4,877 5,021,412
2.75%, 04/15/25 ............ 2,475 2,399,151
3.00%, 09/30/25 ............ 600 581,612
2.88%, 01/28/26 ............ 1,100 1,034,116
1.63%, 01/18/29 ............ 12,737 9,638,402
UniCredit SpA
(b)(d)
(EUR Swap Annual 5 Year +
6.39%), 6.63%
(n)
.......... 8,300 8,239,166
(EUR Swap Annual 5 Year +
4.93%), 5.38%
(n)
.......... 5,100 4,597,463
(EURIBOR Swap Rate 5 Year +
7.33%), 7.50%
(n)
.......... 1,300 1,255,591
(EURIBOR Swap Rate 5 Year +
4.08%), 3.88%
(n)
.......... 2,000 1,497,734
(EURIBOR Swap Rate 5 Year +
4.74%), 4.88%, 02/20/29 .... 1,028 1,073,253
(EUR Swap Annual 5 Year +
2.40%), 2.00%, 09/23/29 .... 200 193,342
(EUR Swap Annual 5 Year +
2.80%), 2.73%, 01/15/32 .... 10,600 9,398,885
Unipol Gruppo SpA, 3.25%
,
09/23/30
(d)
1,800 1,718,617
Verde Bidco SpA, 4.63%
,
10/01/26
(d)
. 709 607,721
277,685,233
Jamaica — 0.0%
(a)
Digicel Group Holdings Ltd., 8.00%
,
(8.00% Cash or 8.00% PIK),
04/01/25
(o)
................ USD 5,008 3,267,556
Digicel International Finance Ltd.
8.75%, 05/25/24 ............ 4,843 4,440,126
13.00%, (13.00% Cash or 13.00%
PIK), 12/31/25
(o)
.......... 2,847 2,439,399
8.00%, 12/31/26 ............ 1,933 1,377,609
11,524,690
Japan — 0.4%
East Japan Railway Co., 1.10%
,
09/15/39
(d)
................ EUR 8,700 6,377,822
HIS Co. Ltd., 0.00%
,
11/15/24
(d)(l)(m)
.. JPY 370,000 2,242,023
Medipal Holdings Corp., 0.00%
,
10/07/22
(d)(l)(m)
.............. 850,000 6,261,608
Mitsubishi UFJ Financial Group, Inc.,
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
0.83%), 2.34%
,
01/19/28
(b)
..... USD 16,539 14,907,502

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Japan (continued)
Mizuho Financial Group, Inc., (US
Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%),
3.26%
,
05/22/30
(b)
........... USD 15,000 $ 13,446,697
Nomura Holdings, Inc.
5.10%, 07/03/25 ............ 10,166 10,210,159
2.33%, 01/22/27 ............ 14,677 12,995,011
Rakuten Group, Inc., (EUR Swap
Annual 5 Year + 4.74%), 4.25%
(b)(d)(n)
EUR 9,886 7,149,666
SoftBank Group Corp.
(d)
5.38%, 07/30/22 ............ USD 596 590,296
(USD Swap Rate 5 Year + 4.23%),
6.00%
(b)(n)
............... 13,075 11,636,750
2.13%, 07/06/24 ............ EUR 9,951 9,333,195
4.50%, 04/20/25 ............ 689 653,444
4.75%, 07/30/25 ............ 5,402 5,019,190
3.13%, 09/19/25 ............ 9,200 8,075,804
2.88%, 01/06/27 ............ 3,424 2,770,815
5.00%, 04/15/28 ............ 14,908 12,392,035
3.38%, 07/06/29 ............ 2,729 1,961,169
4.00%, 09/19/29 ............ 19,471 14,487,290
Sumitomo Mitsui Financial Group, Inc.,
2.47%
,
01/14/29 ............ USD 10,164 8,851,639
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 ............ 15,285 15,569,907
2.05%, 03/31/30 ............ 7,225 6,043,095
2.00%, 07/09/40 ............ EUR 1,930 1,531,211
3.18%, 07/09/50 ............ USD 3,973 2,973,623
175,479,951
Kuwait — 0.1%
Ahli United Sukuk Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.01%), 3.88%
(b)(d)
(n)
...................... 2,551 2,308,655
MEGlobal Canada ULC, 5.88%
,
05/18/30
(d)
................ 9,100 9,565,237
NBK Tier 1 Ltd., (CMTUSD6Y + 2.88%),
3.63%
(a)(b)(n)
................ 13,516 12,124,697
23,998,589
Luxembourg — 0.5%
Altice Financing SA
(d)
2.25%, 01/15/25 ............ EUR 14,430 13,233,191
3.00%, 01/15/28 ............ 22,307 17,411,562
4.25%, 08/15/29 ............ 12,583 9,922,732
Altice France Holding SA
8.00%, 05/15/27
(a)
........... 1,020 876,446
8.00%, 05/15/27
(d)
........... 1,137 976,979
Cidron Aida Finco SARL
(d)
5.00%, 04/01/28 ............ 9,845 8,569,976
6.25%, 04/01/28 ............ GBP 6,356 6,325,127
Cullinan Holdco Scsp, 4.63%
,
10/15/26
(d)
................ EUR 1,723 1,455,209
Dragon Aviation Finance Luxembourg
SA, Series 1401, 4.00%
,
11/28/22
(d)
USD 2,433 2,425,142
Garfunkelux Holdco 3 SA
(d)
6.75%, 11/01/25 ............ EUR 20,988 19,513,497
7.75%, 11/01/25 ............ GBP 10,473 11,410,161
Herens Midco SARL, 5.25%
,
05/15/29
(d)
EUR 4,123 2,819,169
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(d)
................ 5,300 3,565,755
Matterhorn Telecom SA, 4.00%
,
11/15/27
(d)
................ 2,589 2,306,171
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Monitchem HoldCo 2 SA, 9.50%
,
09/15/26
(d)
................ EUR 1,300 $ 1,284,001
Monitchem HoldCo 3 SA, 5.25%
,
03/15/25
(d)
................ 7,402 7,107,283
SES SA
(d)
(EUR Swap Annual 5 Year +
5.40%), 5.63%
(b)(n)
......... 8,300 8,401,418
(EUR Swap Annual 5 Year +
3.19%), 2.88%
(b)(n)
......... 50,480 44,171,931
3.50%, 01/14/29 ............ 23,200 23,726,267
Summer BC Holdco A SARL, 9.25%
,
10/31/27
(d)
................ 1,944 1,567,290
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(d)
................ 20,782 18,972,250
Vivion Investments SARL
(d)
3.00%, 08/08/24 ............ 12,100 10,899,262
3.50%, 11/01/25 ............ 1,700 1,503,634
218,444,453
Macau — 0.1%
Champion Path Holdings Ltd.
(d)
4.50%, 01/27/26 ............ USD 2,831 1,755,220
4.85%, 01/27/28 ............ 3,091 1,767,279
MGM China Holdings Ltd.
5.38%, 05/15/24
(a)
........... 327 276,315
5.25%, 06/18/25
(d)
........... 750 577,172
5.88%, 05/15/26
(a)
........... 327 248,275
5.88%, 05/15/26
(d)
........... 1,150 873,137
4.75%, 02/01/27
(d)
........... 4,816 3,402,986
Sands China Ltd., 4.88%
,
06/18/30
(e)
. 3,250 2,342,275
Studio City Finance Ltd.
6.00%, 07/15/25
(d)
........... 750 476,250
5.00%, 01/15/29
(a)
........... 3,100 1,545,738
Wynn Macau Ltd.
4.88%, 10/01/24
(a)
........... 747 542,038
4.88%, 10/01/24
(d)
........... 200 145,124
5.50%, 01/15/26
(d)
........... 3,700 2,557,625
5.50%, 10/01/27
(a)
........... 327 209,280
5.50%, 10/01/27
(d)
........... 200 128,000
5.13%, 12/15/29
(a)
........... 435 265,350
17,112,064
Malaysia — 0.0%
(d)
Cindai Capital Ltd., 0.00%
,
02/08/23
(l)(m)
10,000 9,827,360
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 1,250 1,274,844
11,102,204
Mexico — 0.3%
Axtel SAB de CV, 6.38%
,
11/14/24
(a)
. 10,148 8,935,314
Banco Mercantil del Norte SA
(b)(n)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.97%), 6.75%
(d)
.......... 6,000 5,632,500
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.64%), 5.88%
(a)
.......... 7,215 6,016,859
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.64%), 5.88%
(d)
.......... 6,000 5,003,625
(US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
5.03%), 6.63%
(a)
.......... 6,555 5,349,699
(US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
5.03%), 6.63%
(d)
.......... 6,000 4,896,750

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Mexico (continued)
Braskem Idesa SAPI
6.99%, 02/20/32
(a)
........... USD 9,155 $ 7,095,125
6.99%, 02/20/32
(d)
........... 12,073 9,356,575
Cemex SAB de CV
(d)
3.13%, 03/19/26 ............ EUR 3,336 3,239,882
3.88%, 07/11/31 ............ USD 8,522 6,418,771
Fresnillo plc, 4.25%
,
10/02/50
(d)
.... 4,000 2,933,250
Grupo Televisa SAB, 6.63%
,
01/15/40 2,691 2,923,603
Industrias Penoles SAB de CV
5.65%, 09/12/49
(d)
........... 4,000 3,564,500
4.75%, 08/06/50
(d)
........... 3,400 2,683,450
4.75%, 08/06/50
(a)
........... 600 473,550
Metalsa S A P I de CV, 3.75%
,
05/04/31
(d)
................ 14,668 10,322,605
Mexico City Airport Trust, 4.25%
,
10/31/26
(d)
................ 7,772 7,111,380
Nemak SAB de CV, 3.63%
,
06/28/31
(d)
5,000 3,471,250
Operadora de Servicios Mega SA de
CV Sofom ER, 8.25%
,
02/11/25
(a)
. 15,300 9,928,744
Orbia Advance Corp. SAB de CV
(d)
5.88%, 09/17/44 ............ 4,000 3,564,500
5.50%, 01/15/48 ............ 4,000 3,364,500
Trust Fibra Uno
(d)
5.25%, 01/30/26 ............ 1,114 1,048,065
6.39%, 01/15/50 ............ 2,510 1,996,705
115,331,202
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 1,264 1,191,320
Netherlands — 0.5%
ABN AMRO Bank NV, 2.38%
,
06/01/27
(d)
................ EUR 17,100 17,216,910
Cooperatieve Rabobank UA
4.38%, 08/04/25 ............ USD 3,190 3,163,225
(EUR Swap Annual 5 Year +
4.10%), 4.63%
(b)(d)(n)
........ EUR 3,400 3,274,068
IMCD NV, 2.13%
,
03/31/27
(d)
...... 13,100 12,330,318
ING Groep NV
4.63%, 01/06/26
(a)
........... USD 2,938 2,931,355
(SOFR + 1.64%), 3.87%, 03/28/26
(b)
8,560 8,388,079
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.10%), 1.40%, 07/01/26
(a)(b)
.. 1,288 1,169,988
(EURIBOR 3 Month + 0.85%),
1.25%, 02/16/27
(b)(d)
........ EUR 8,500 8,277,418
(EUR Swap Annual 5 Year +
1.20%), 1.00%, 11/13/30
(b)(d)
.. 12,900 12,027,512
Intertrust Group BV, 3.38%
,
11/15/25
(d)
5,716 5,677,196
Koninklijke KPN NV, (EUR Swap
Annual 5 Year + 2.34%), 2.00%
(b)(d)(n)
5,800 5,569,615
Lincoln Financing SARL
(d)
3.63%, 04/01/24 ............ 3,200 3,240,429
(EURIBOR 3 Month + 3.88%),
3.88%, 04/01/24
(b)
......... 6,200 6,318,874
Louis Dreyfus Co. Finance BV, 1.63%
,
04/28/28
(d)
................ 2,473 2,209,426
Nobel Bidco BV, 3.13%
,
06/15/28
(d)
.. 9,942 6,980,542
Nobian Finance BV, 3.63%
,
07/15/26
(d)
2,953 2,382,493
OCI NV, 3.63%
,
10/15/25
(d)
....... 1,895 1,939,507
Q-Park Holding I BV
(d)
1.50%, 03/01/25 ............ 2,725 2,474,347
(EURIBOR 3 Month + 2.00%),
2.00%, 03/01/26
(b)
......... 2,412 2,189,662
Security
Par (000)
Par (000) Value
Netherlands (continued)
2.00%, 03/01/27 ............ EUR 1,488 $ 1,239,465
Summer BidCo BV
(d)(o)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(b)
.............. 1,782 1,484,725
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ............... 563 468,901
Titan Holdings II BV, 5.13%
,
07/15/29
(d)
1,453 1,258,488
Trivium Packaging Finance BV
(e)
3.75%, 08/15/26
(d)
........... 3,300 3,167,072
5.50%, 08/15/26
(a)
........... USD 4,128 3,899,763
United Group BV
(d)
4.88%, 07/01/24 ............ EUR 18,913 17,996,648
4.00%, 11/15/27 ............ 6,856 5,441,438
4.63%, 08/15/28 ............ 7,357 5,886,485
(EURIBOR 3 Month + 4.88%),
4.87%, 02/01/29
(b)
......... 2,684 2,464,981
5.25%, 02/01/30 ............ 4,410 3,407,809
Viterra Finance BV
(d)
0.38%, 09/24/25 ............ 13,300 12,463,402
1.00%, 09/24/28 ............ 44,570 37,604,285
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(d)
................ 13,300 10,314,760
Ziggo BV, 2.88%
,
01/15/30
(d)
...... 5,787 4,608,282
219,467,468
Nigeria — 0.0%
IHS Holding Ltd.
(a)
5.63%, 11/29/26 ............ USD 8,000 6,554,000
6.25%, 11/29/28 ............ 5,020 4,003,450
10,557,450
Norway — 0.0%
Aker BP ASA, 1.13%
,
05/12/29
(d)
... EUR 16,200 14,371,413
DNB Bank ASA, (LIBOR USD 6 Month
+ 0.13%), 0.93%
(b)(n)
.......... USD 350 236,250
14,607,663
Paraguay — 0.0%
Frigorifico Concepcion SA, 7.70%
,
07/21/28
(a)
................ 6,083 4,801,008
Peru — 0.0%
InRetail Consumer, 3.25%
,
03/22/28
(a)
7,200 5,941,350
Philippines — 0.0%
(d)
Globe Telecom, Inc.
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.53%), 4.20%
(b)(n)
......... 2,530 2,352,900
2.50%, 07/23/30 ............ 1,554 1,235,236
3.00%, 07/23/35 ............ 2,386 1,727,315
Rizal Commercial Banking Corp., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.24%),
6.50%
(b)(n)
................. 3,325 3,178,076
8,493,527
Portugal — 0.1%
(d)
Banco Espirito Santo SA
(g)(p)
2.63%, 05/08/17 ............ EUR 6,100 926,912
4.75%, 01/15/18 ............ 15,500 2,355,268
4.00%, 01/21/23 ............ 19,000 2,887,102
EDP - Energias de Portugal SA
(b)
(EUR Swap Annual 5 Year +
4.29%), 4.50%, 04/30/79 .... 4,500 4,562,060
(EUR Swap Annual 5 Year +
1.84%), 1.70%, 07/20/80 .... 7,500 6,739,628

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Portugal (continued)
(EUR Swap Annual 5 Year +
2.38%), 1.88%, 08/02/81 .... EUR 6,000 $ 5,069,458
22,540,428
Saudi Arabia — 0.1%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(a)
................ USD 11,500 10,420,437
Arabian Centres Sukuk Ltd., 5.38%
,
11/26/24
(d)
................ 6,000 5,659,875
EIG Pearl Holdings SARL, 4.39%
,
11/30/46
(a)
................ 29,714 23,252,394
39,332,706
Singapore — 0.0%
DBS Group Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.92%), 3.30%
(b)(d)
(n)
...................... 2,832 2,669,160
Puma International Financing SA
5.13%, 10/06/24
(a)
........... 7,000 6,335,000
5.00%, 01/24/26
(d)
........... 4,000 3,467,000
United Overseas Bank Ltd., (USD Swap
Semi 5 Year + 1.79%), 3.88%
(b)(d)(n)
2,165 2,134,961
14,606,121
South Africa — 0.2%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. 7,605 6,359,681
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ 9,445 8,264,375
Sasol Financing USA LLC
5.88%, 03/27/24 ............ 5,000 4,881,250
4.38%, 09/18/26 ............ 25,955 22,619,263
6.50%, 09/27/28 ............ 5,000 4,541,563
5.50%, 03/18/31 ............ 10,130 7,744,385
Stillwater Mining Co.
4.00%, 11/16/26
(d)
........... 4,000 3,320,000
4.50%, 11/16/29
(a)
........... 8,466 6,645,810
64,376,327
South Korea — 0.1%
(d)
Hanwha Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%),
4.70%
(b)(n)
................. 2,500 2,488,750
Heungkuk Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%),
4.48%
(b)(n)
................. 6,000 5,845,500
KDB Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%),
7.50%
(b)(n)
................. 4,640 4,431,200
Kookmin Bank
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.64%), 4.35%
(b)(n)
......... 5,000 4,807,187
2.50%, 11/04/30 ............ 5,000 4,218,550
LG Chem Ltd., 3.63%
,
04/15/29 .... 2,078 1,981,633
POSCO Holdings, Inc., 0.00%
,
09/01/26
(l)(m)
............... EUR 10,000 9,724,976
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.06%),
2.88%
(b)(n)
................. USD 10,300 8,999,625
SK Battery America, Inc., 2.13%
,
01/26/26 ................. 2,363 2,113,562
Security
Par (000)
Par (000) Value
South Korea (continued)
SK Hynix, Inc., 2.38%
,
01/19/31 .... USD 3,000 $ 2,368,410
Tongyang Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%),
5.25%
(b)(n)
................. 6,350 6,064,250
53,043,643
Spain — 0.7%
(d)
Abertis Infraestructuras Finance BV,
(EUR Swap Annual 5 Year + 3.69%),
3.25%
(b)(n)
................. EUR 4,300 3,594,079
Almirall SA, 2.13%
,
09/30/26 ...... 1,479 1,375,583
Banco Bilbao Vizcaya Argentaria SA,
(EUR Swap Annual 5 Year + 6.04%),
6.00%
(b)(n)
................. 5,800 5,698,228
Banco de Sabadell SA
(b)
(EUR Swap Annual 1 Year +
2.20%), 2.63%, 03/24/26 .... 500 496,917
(EUR Swap Annual 5 Year +
2.20%), 2.00%, 01/17/30 .... 1,600 1,458,746
(EUR Swap Annual 5 Year +
2.95%), 2.50%, 04/15/31 .... 6,500 5,659,140
Banco Santander SA, (EUR Swap
Annual 5 Year + 4.53%), 4.38%
(b)(n)
8,800 7,755,207
CaixaBank SA
(b)(n)
(EUR Swap Annual 5 Year +
5.82%), 6.00% ........... 200 209,523
(EUR Swap Annual 5 Year +
6.22%), 6.38% ........... 10,800 11,204,681
(EUR Swap Annual 5 Year +
6.50%), 6.75% ........... 2,000 2,017,304
Cellnex Finance Co. SA
2.25%, 04/12/26 ............ 12,400 12,087,610
0.75%, 11/15/26 ............ 11,800 10,448,689
2.00%, 09/15/32 ............ 15,300 10,855,092
2.00%, 02/15/33 ............ 10,200 7,077,760
Cellnex Telecom SA
1.50%, 01/16/26
(m)
.......... 1,700 2,243,260
1.75%, 10/23/30 ............ 4,700 3,504,702
0.75%, 11/20/31
(m)
........... 50,600 36,111,649
Cirsa Finance International SARL
6.25%, 12/20/23 ............ 2,823 2,810,934
4.75%, 05/22/25 ............ 5,619 5,189,474
4.50%, 03/15/27 ............ 2,802 2,363,767
Ferrovial Netherlands BV, (EUR Swap
Annual 5 Year + 2.13%), 2.12%
(b)(n)
3,060 2,649,635
Food Service Project SA, 5.50%
,
01/21/27 ................. 3,407 3,061,589
Grifols Escrow Issuer SA, 3.88%
,
10/15/28 ................. 1,340 1,156,779
Grupo Antolin-Irausa SA, 3.50%
,
04/30/28 ................. 3,125 2,179,775
Iberdrola International BV, Series NC8,
(EUR Swap Annual 5 Year + 2.57%),
2.25%
(b)(n)
................. 4,400 3,573,048
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29 ................. 10,099 8,016,810
Lorca Telecom Bondco SA, 4.00%
,
09/18/27 ................. 17,112 14,968,490
Naturgy Finance BV
(b)(n)
(EUR Swap Annual 8 Year +
3.35%), 4.13% ........... 1,500 1,550,075
(EUR Swap Annual 9 Year +
3.08%), 3.38% ........... 700 680,602
(EUR Swap Annual 5 Year +
2.44%), 2.37% ........... 5,300 4,290,569

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Spain (continued)
Repsol International Finance BV
(b)(n)
(EUR Swap Annual 5 Year +
4.00%), 3.75% ........... EUR 6,180 $ 5,830,641
(EUR Swap Annual 5 Year +
2.77%), 2.50% ........... 27,475 23,861,723
(EUR Swap Annual 5 Year +
4.41%), 4.25% ........... 5,598 5,015,793
Telefonica Europe BV
(b)(n)
(EUR Swap Annual 5 Year +
2.33%), 2.63% ........... 7,700 7,892,338
Series NC5, (EUR Swap Annual 5
Year + 2.45%), 3.00% ...... 3,500 3,539,635
(EUR Swap Annual 10 Year +
4.30%), 5.88% ........... 9,600 9,934,566
(EUR Swap Annual 6 Year +
4.11%), 4.38% ........... 11,400 11,393,023
(EUR Swap Annual 8 Year +
2.97%), 3.88% ........... 5,700 5,343,763
(EUR Swap Annual 6 Year +
2.87%), 2.88% ........... 4,600 3,707,018
(EUR Swap Annual 8 Year +
2.62%), 2.38% ........... 45,400 33,619,286
Tendam Brands SAU
5.00%, 09/15/24 ............ 12,985 12,961,268
(EURIBOR 3 Month + 5.25%),
5.25%, 09/15/24
(b)
......... 2,271 2,271,800
299,660,571
Sweden — 0.2%
(d)
Fastighets AB Balder, (EUR Swap
Annual 5 Year + 3.19%), 2.87%
,
06/02/81
(b)
................ 2,625 1,472,127
Heimstaden Bostad AB
(b)(n)
(EUR Swap Annual 5 Year +
3.91%), 3.38% ........... 3,950 2,426,683
(EUR Swap Annual 5 Year +
3.90%), 3.63% ........... 3,500 2,017,304
(EUR Swap Annual 5 Year +
3.15%), 2.63% ........... 9,235 4,910,138
(EUR Swap Annual 5 Year +
3.27%), 3.00% ........... 4,100 2,150,618
Intrum AB
4.88%, 08/15/25 ............ 11,655 11,045,821
3.50%, 07/15/26 ............ 2,969 2,594,255
Samhallsbyggnadsbolaget i Norden AB,
(EUR Swap Annual 5 Year + 3.22%),
2.88%
(b)(n)
................. 2,400 783,347
SBB Treasury OYJ
0.75%, 12/14/28 ............ 6,000 3,718,650
1.13%, 11/26/29 ............ 2,400 1,490,185
Skandinaviska Enskilda Banken AB,
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.46%), 5.13%
(b)(n)
........... USD 3,200 2,904,000
Svenska Handelsbanken AB
(b)(n)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.94%), 4.38% ........... 1,000 851,250
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.05%), 4.75% ........... 600 491,160
Verisure Holding AB
3.50%, 05/15/23 ............ EUR 14,292 14,527,982
(EURIBOR 3 Month + 5.00%),
5.00%, 04/15/25
(b)
......... 8,180 8,292,862
3.88%, 07/15/26 ............ 5,350 4,901,791
Security
Par (000)
Par (000) Value
Sweden (continued)
3.25%, 02/15/27 ............ EUR 8,864 $ 7,662,669
Verisure Midholding AB, 5.25%
,
02/15/29 ................. 6,410 5,105,731
Volvo Car AB, 2.50%
,
10/07/27 .... 2,930 2,660,190
80,006,763
Switzerland — 0.3%
Argentum Netherlands BV, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%),
4.63%
(b)(d)(n)
................ USD 13,600 12,648,000
Credit Suisse Group AG
(b)
(USD Swap Semi 5 Year + 5.11%),
7.13%
(d)(n)
............... 13,000 12,960,090
(USD Swap Semi 5 Year + 4.60%),
7.50%
(d)(n)
............... 5,300 5,043,151
(USD Swap Semi 5 Year + 3.46%),
6.25%
(a)(n)
............... 5,800 5,278,000
(USD Swap Semi 5 Year + 3.46%),
6.25%
(d)(n)
............... 11,847 10,780,770
(USD Swap Rate 5 Year + 4.33%),
7.25%
(d)(n)
............... 1,715 1,490,076
(EUR Swap Annual 1 Year +
1.60%), 2.13%, 10/13/26
(d)
... EUR 8,600 8,398,952
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.89%), 5.25%
(a)(n)
......... USD 1,100 849,734
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
6.38%), 9.75%
(d)(n)
......... 5,000 5,106,250
ELM BV for Firmenich International SA,
(EUR Swap Annual 5 Year + 4.39%),
3.75%
(b)(d)(n)
................ EUR 7,214 6,940,528
Novartis Capital Corp., 3.00%
,
11/20/25 USD 1,157 1,142,810
Roche Holdings, Inc.
(a)
1.93%, 12/13/28 ............ 10,000 8,838,379
2.61%, 12/13/51 ............ 4,359 3,164,930
UBS AG, 1.38%
,
01/13/25
(a)
....... 18,155 16,997,832
UBS Group AG
(b)
(USD Swap Semi 5 Year + 4.34%),
7.00%
(a)(n)
............... 16,062 15,646,353
(USD Swap Semi 5 Year + 4.87%),
7.00%
(d)(n)
............... 3,400 3,366,000
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.55%), 4.49%, 05/12/26
(a)
... 7,970 7,939,555
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.86%), 5.13%
(d)(n)
......... 750 672,070
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.00%), 2.10%, 02/11/32
(a)
... 2,760 2,191,388
129,454,868
Tanzania, United Republic Of — 0.0%
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. 7,875 6,567,258
Thailand — 0.1%
(d)
Bangkok Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 1.90%), 3.73%
,
09/25/34
(b)
5,137 4,487,812
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 3,885 3,239,847

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Thailand (continued)
Kasikornbank PCL
(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.94%), 5.28%
(n)
.......... USD 1,960 $ 1,796,217
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31 .... 3,406 3,070,296
Krung Thai Bank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.53%), 4.40%
(b)(n)
2,980 2,577,700
Thaioil Treasury Center Co. Ltd.,
3.75%
,
06/18/50 ............ 4,145 2,755,679
TMBThanachart Bank PCL, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(b)(n)
................. 2,667 2,432,471
20,360,022
Turkey — 0.0%
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%
,
03/15/27
(a)
................ 5,578 4,543,140
Ukraine — 0.0%
Metinvest BV
8.50%, 04/23/26
(a)
........... 2,000 1,031,700
8.50%, 04/23/26
(d)
........... 1,515 781,513
7.65%, 10/01/27
(d)
........... 908 470,911
7.75%, 10/17/29
(d)
........... 1,315 676,239
2,960,363
United Arab Emirates — 0.1%
Abu Dhabi National Oil Co., 0.70%
,
06/04/24
(d)(m)
............... 6,000 5,520,000
DP World Salaam, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 5.75%), 6.00%
(b)(d)(n)
.... 11,960 11,993,638
Emirates NBD Bank PJSC,
(CMTUSD6Y + 3.66%), 6.13%
(b)(d)(n)
16,339 16,339,000
Galaxy Pipeline Assets Bidco Ltd.,
2.63%
,
03/31/36
(d)
........... 14,960 12,092,355
MAF Global Securities Ltd.
(b)(d)(n)
(USD Swap Semi 5 Year + 3.48%),
5.50% ................. 5,000 4,986,875
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.54%), 6.38% ........... 7,273 7,001,626
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 793 773,175
58,706,669
United Kingdom — 2.3%
Arqiva Broadcast Finance plc, 6.75%
,
09/30/23
(d)
................ GBP 3,000 3,478,128
Astrazeneca Finance LLC, 1.75%
,
05/28/28 ................. USD 11,100 9,792,553
AstraZeneca plc
3.38%, 11/16/25 ............ 4,100 4,059,940
1.38%, 08/06/30 ............ 2,751 2,258,068
2.13%, 08/06/50 ............ 4,359 2,910,445
B&M European Value Retail SA, 3.63%
,
07/15/25
(d)
................ GBP 1,100 1,131,480
Barclays plc
(b)
(5-year SONIA Mid-Swaps Rate +
6.74%), 7.25%
(d)(n)
......... 6,500 7,773,982
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.67%), 8.00%
(n)
.......... USD 3,100 $ 3,045,750
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 6.58%),
7.13%
(n)
................ GBP 1,515 1,768,136
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.87%), 6.13%
(n)
.......... USD 4,400 4,085,299
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 6.02%),
6.38%
(d)(n)
............... GBP 200 223,983
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 6.96%),
8.88%
(d)(n)
............... 2,975 3,591,612
(EURIBOR 12 Month + 0.85%),
0.88%, 01/28/28
(d)
......... EUR 10,000 9,156,254
(EUR Swap Annual 1 Year +
1.26%), 0.58%, 08/09/29
(d)
... 26,700 22,762,673
BCP V Modular Services Finance II
plc
(d)
4.75%, 11/30/28 ............ 6,800 5,654,529
6.13%, 11/30/28 ............ GBP 2,650 2,514,546
Bellis Acquisition Co. plc
(d)
3.25%, 02/16/26 ............ 23,113 21,804,978
4.50%, 02/16/26 ............ 13,517 13,163,395
Bellis Finco plc, 4.00%
,
02/16/27
(d)
.. 1,200 1,006,949
BP Capital Markets plc
(d)
1.00%, 04/28/23
(m)
.......... 4,400 5,412,466
(EUR Swap Annual 5 Year +
3.88%), 3.25%
(b)(n)
......... EUR 3,300 3,126,798
British American Tobacco plc, Series
5.25, (EUR Swap Annual 5 Year +
3.37%), 3.00%
(b)(d)(n)
.......... 33,570 25,349,423
British Telecommunications plc
(b)
(EURIBOR Swap Rate 5 Year +
2.13%), 1.87%, 08/18/80
(d)
... 28,915 25,756,253
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.99%), 4.25%, 11/23/81
(a)
... USD 6,879 5,987,713
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.49%), 4.88%, 11/23/81
(a)
... 19,000 16,150,000
BUPA Finance plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield
+ 3.17%), 4.00%
(b)(d)(n)
......... GBP 1,150 933,758
Chanel Ceres plc, 0.50%
,
07/31/26
(d)
. EUR 3,518 3,373,755
Channel Link Enterprises Finance
plc
(b)(d)
Series A8, (EURIBOR 6 Month +
5.90%), 2.71%, 06/30/50 .... 4,400 4,367,424
Series A5, (LIBOR GBP 6 Month +
5.78%), 3.04%, 06/30/50 .... GBP 3,075 3,425,672
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 17,390 15,627,176
Constellation Automotive Financing plc,
4.88%
,
07/15/27
(d)
........... GBP 6,217 5,940,844
Cornwall Jersey Ltd., 0.75%
,
04/16/26
(d)
(m)
...................... 2,900 2,224,007
CPUK Finance Ltd.
(d)
4.88%, 08/28/25 ............ 1,812 2,046,095
6.50%, 08/28/26 ............ 1,400 1,602,451
4.50%, 08/28/27 ............ 1,495 1,627,545
Dignity Finance plc
(d)
Series A, 3.55%, 12/31/34 ..... 1,741 2,109,323

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series B, 4.70%, 12/31/49 ..... GBP 485 $ 529,133
EC Finance plc, 3.00%
,
10/15/26
(d)
.. EUR 13,842 12,652,879
eG Global Finance plc
(d)
3.63%, 02/07/24 ............ 7,932 7,582,749
4.38%, 02/07/25 ............ 10,733 10,010,406
6.25%, 10/30/25 ............ 9,090 8,536,909
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(d)
GBP 14,578 16,237,406
GlaxoSmithKline Capital plc, 3.00%
,
06/01/24 ................. USD 19,800 19,645,223
Heathrow Finance plc
(d)(e)
5.25%, 03/01/24 ............ GBP 1,400 1,660,609
4.38%, 03/01/27 ............ 1,800 1,883,289
4.63%, 09/01/29 ............ 2,894 3,034,949
Heathrow Funding Ltd., 2.63%
,
03/16/28
(d)
................ 11,165 12,076,339
HSBC Bank plc
(b)(n)
Series 2M, (LIBOR USD 6 Month +
0.25%), 1.75% ........... USD 4,600 3,516,240
Series 3M, (LIBOR USD 6 Month +
0.10%), 2.98% ........... 1,940 1,491,666
Series 1M, (LIBOR USD 6 Month +
0.25%), 3.12% ........... 8,000 6,104,000
HSBC Holdings plc
(b)
(EUR Swap Annual 5 Year +
4.38%), 5.25%
(d)(n)
......... EUR 4,500 4,645,038
(USD Swap Rate 5 Year + 3.45%),
6.25%
(n)
................ USD 4,500 4,413,375
(EUR Swap Annual 5 Year +
5.34%), 6.00%
(d)(n)
......... EUR 4,500 4,659,733
(SOFR + 0.71%), 0.98%, 05/24/25 USD 14,752 13,755,150
(EURIBOR 3 Month + 1.45%),
3.02%, 06/15/27
(d)
......... EUR 16,200 16,760,234
(SONIO/N + 1.31%), 1.75%,
07/24/27 ............... GBP 12,060 13,181,745
Iceland Bondco plc
(d)
4.63%, 03/15/25 ............ 4,900 4,603,180
4.38%, 05/15/28 ............ 2,891 2,322,681
INEOS Styrolution Group GmbH,
2.25%
,
01/16/27
(d)
........... EUR 1,680 1,356,544
Informa plc, 2.13%
,
10/06/25
(d)
..... 18,950 19,245,338
InterContinental Hotels Group plc,
3.38%
,
10/08/28
(d)
........... GBP 1,156 1,281,418
International Consolidated Airlines
Group SA
(d)
0.63%, 11/17/22
(m)
........... EUR 3,600 3,691,622
0.50%, 07/04/23 ............ 3,000 2,936,482
2.75%, 03/25/25 ............ 6,200 5,494,297
1.13%, 05/18/28
(m)
.......... 26,300 18,516,088
3.75%, 03/25/29 ............ 10,300 7,620,483
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(d)(g)(m)
(p)
...................... GBP 4,200 1,175,912
Jaguar Land Rover Automotive plc
2.20%, 01/15/24
(d)
........... EUR 7,400 7,008,428
7.75%, 10/15/25
(a)
........... USD 5,380 4,982,418
6.88%, 11/15/26
(d)
........... EUR 1,200 1,101,087
5.88%, 01/15/28
(a)
........... USD 6,400 4,888,832
4.50%, 07/15/28
(d)
........... EUR 5,821 4,354,690
Jerrold Finco plc
(d)
4.88%, 01/15/26 ............ GBP 1,041 1,112,610
5.25%, 01/15/27 ............ 7,501 8,051,230
Just Eat Takeaway.com NV
(d)(m)
Series A, 0.00%, 08/09/25
(l)
.... EUR 2,900 2,096,793
Series B, 0.63%, 02/09/28 ..... 1,700 890,555
Kane Bidco Ltd.
(d)
5.00%, 02/15/27 ............ 2,701 2,500,940
Security
Par (000)
Par (000) Value
United Kingdom (continued)
6.50%, 02/15/27 ............ GBP 7,339 $ 7,800,963
Linde plc, 1.00%
,
09/30/51
(d)
...... EUR 1,800 1,018,898
Lloyds Bank plc, 3.50%
,
05/14/25 ... USD 3,172 3,137,145
Lloyds Banking Group plc
(USD Swap Semi 5 Year + 4.76%),
7.50%
(b)(n)
............... 6,000 5,820,000
4.65%, 03/24/26 ............ 6,814 6,675,933
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 1.60%),
1.99%, 12/15/31
(b)
......... GBP 3,976 4,148,593
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.50%), 3.37%, 12/14/46
(b)
... USD 2,989 2,119,749
Market Bidco Finco plc, 5.50%
,
11/04/27
(d)
................ GBP 21,011 19,438,285
Mclaren Finance plc, 7.50%
,
08/01/26
(a)
USD 565 417,478
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/06/23
(o)
................ GBP 966 584,633
Mitchells & Butlers Finance plc, Series
D1, (SONIO/N + 2.36%), 3.55%
,
06/15/36
(b)(d)
............... 2,225 2,149,552
National Express Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.14%), 4.25%
(b)
(d)(n)
..................... 2,575 2,829,587
National Grid plc, 3.25%
,
03/30/34
(d)
. EUR 6,430 6,264,655
Nationwide Building Society, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 5.39%), 5.88%
(b)
(d)(n)
..................... GBP 1,800 2,071,390
NatWest Group plc
5.13%, 05/28/24 ............ USD 3,192 3,206,068
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 3.55%),
3.62%, 08/14/30
(b)(d)
........ GBP 6,200 7,079,043
(EUR Swap Annual 5 Year +
1.27%), 1.04%, 09/14/32
(b)(d)
.. EUR 4,700 4,007,848
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ USD 28,691 27,543,360
NGG Finance plc
(b)(d)
(GBP Swap 12 Year + 3.48%),
5.63%, 06/18/73 .......... GBP 5,200 5,978,647
(EUR Swap Annual 5 Year +
2.14%), 1.63%, 12/05/79 .... EUR 22,500 21,184,440
Ocado Group plc, 3.88%
,
10/08/26
(d)
. GBP 8,895 8,683,646
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25
(d)
................ 13,262 14,004,775
Premier Foods Finance plc, 3.50%
,
10/15/26
(d)
................ 2,975 3,141,623
Rolls-Royce plc
4.63%, 02/16/26
(d)
........... EUR 1,525 1,498,241
5.75%, 10/15/27
(a)
........... USD 325 292,922
5.75%, 10/15/27
(d)
........... GBP 485 554,967
1.63%, 05/09/28
(d)
........... EUR 1,700 1,324,318
SCC Power plc
(a)(o)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 ............... USD 22,005 9,422,886
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 ............... 11,919 1,132,323
Sherwood Financing plc
(d)
4.50%, 11/15/26 ............ EUR 1,987 1,741,824
6.00%, 11/15/26 ............ GBP 5,808 5,659,881
(EURIBOR 3 Month + 4.63%),
4.62%, 11/15/27
(b)
......... EUR 1,552 1,471,909

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Sky Ltd., 3.75%
,
09/16/24
(a)
....... USD 2,074 $ 2,067,231
SSE plc, (EUR Swap Annual 5 Year +
2.70%), 4.00%
(b)(d)(n)
.......... EUR 7,688 6,944,823
Standard Chartered plc, (EUR Swap
Annual 5 Year + 1.55%), 1.20%
,
09/23/31
(b)(d)
............... 35,125 31,599,263
Stonegate Pub Co. Financing plc
(d)
8.00%, 07/13/25 ............ GBP 11,340 12,630,827
8.25%, 07/31/25 ............ 26,391 29,338,790
Synthomer plc, 3.88%
,
07/01/25
(d)
... EUR 2,790 2,645,741
Tesco Property Finance 1 plc, 7.62%
,
07/13/39
(d)
................ GBP 2,972 4,350,057
Tesco Property Finance 3 plc, 5.74%
,
04/13/40
(d)
................ 6,621 8,474,606
Tesco Property Finance 4 plc, 5.80%
,
10/13/40
(d)
................ 3,144 4,031,263
Thames Water Kemble Finance plc,
4.63%
,
05/19/26
(d)
........... 6,433 7,304,113
Unique Pub Finance Co. plc (The)
(d)
Series M, 7.39%, 03/28/24
(e)
.... 10,148 12,591,162
Series A4, 5.66%, 06/30/27 .... 6,047 7,709,222
Series N, 6.46%, 03/30/32
(e)
.... 7,605 10,601,110
Very Group Funding plc (The), 6.50%
,
08/01/26
(d)
................ 18,609 17,178,023
Virgin Media Finance plc, 3.75%
,
07/15/30
(d)
................ EUR 4,971 3,873,680
Virgin Media Secured Finance plc
5.25%, 05/15/29
(d)
........... GBP 400 415,221
5.50%, 05/15/29
(a)
........... USD 7,752 6,930,675
4.25%, 01/15/30
(d)
........... GBP 2,425 2,374,846
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(d)
....... 4,480 4,362,803
Vmed O2 UK Financing I plc
(d)
4.00%, 01/31/29 ............ 22,525 21,750,389
3.25%, 01/31/31 ............ EUR 7,911 6,367,887
4.50%, 07/15/31 ............ GBP 5,251 5,033,734
Vodafone Group plc
4.25%, 09/17/50 ............ USD 2,574 2,150,682
(EUR Swap Annual 5 Year +
3.43%), 4.20%, 10/03/78
(b)(d)
.. EUR 2,210 2,038,053
(USD Swap Semi 5 Year + 3.05%),
6.25%, 10/03/78
(b)(d)
........ USD 7,400 7,061,642
(EUR Swap Annual 5 Year +
2.67%), 3.10%, 01/03/79
(b)(d)
.. EUR 35,850 35,873,593
Series NC6, (EUR Swap Annual 5
Year + 3.00%), 2.63%, 08/27/80
(b)
(d)
.................... 3,525 3,187,943
Series NC10, (EUR Swap Annual 5
Year + 3.23%), 3.00%, 08/27/80
(b)
(d)
.................... 13,460 10,674,972
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.77%), 4.13%, 06/04/81
(b)
... USD 3,713 2,776,885
967,596,921
United States — 11.5%
AbbVie, Inc.
3.80%, 03/15/25 ............ 794 787,644
3.20%, 05/14/26 ............ 1,591 1,532,576
2.95%, 11/21/26 ............ 6,250 5,922,166
3.20%, 11/21/29 ............ 7,975 7,336,529
4.25%, 11/21/49 ............ 1,349 1,197,550
Adient Global Holdings Ltd., 3.50%
,
08/15/24
(d)
................ EUR 1,770 1,676,188
Security
Par (000)
Par (000) Value
United States (continued)
Advanced Micro Devices, Inc., 7.50%
,
08/15/22 ................. USD 37,185 $ 37,400,673
Aetna, Inc., 3.50%
,
11/15/24 ...... 5,004 4,943,805
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 3,515 2,952,741
AIG Global Funding, 0.65%
,
06/17/24
(a)
12,226 11,488,836
Albertsons Cos., Inc.
(a)
7.50%, 03/15/26 ............ 261 259,625
4.63%, 01/15/27 ............ 588 525,272
5.88%, 02/15/28 ............ 1,683 1,572,982
3.50%, 03/15/29 ............ 8,069 6,530,355
4.88%, 02/15/30 ............ 435 373,160
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29 ............ 3,950 3,846,950
1.88%, 02/01/33 ............ 2,751 2,068,475
2.95%, 03/15/34 ............ 5,310 4,418,520
Allegiant Travel Co., 8.50%
,
02/05/24
(a)
8,741 8,631,737
Allied Universal Holdco LLC
(d)
3.63%, 06/01/28 ............ EUR 3,660 2,886,058
4.88%, 06/01/28 ............ GBP 1,916 1,829,143
Allstate Corp. (The), 1.45%
,
12/15/30 USD 2,751 2,185,509
Alphabet, Inc.
1.10%, 08/15/30 ............ 2,789 2,288,998
2.25%, 08/15/60 ............ 2,258 1,467,054
Altria Group, Inc., 3.70%
,
02/04/51 .. 2,484 1,587,651
Amazon.com, Inc.
3.00%, 04/13/25 ............ 15,000 14,847,686
3.45%, 04/13/29 ............ 7,975 7,752,360
2.50%, 06/03/50 ............ 4,829 3,403,441
3.10%, 05/12/51 ............ 3,277 2,580,519
2.70%, 06/03/60 ............ 4,359 2,952,479
Ambac Assurance Corp., 5.10%
(a)(n)
.. 1,407 1,280,748
AMC Networks, Inc., 4.75%
,
08/01/25 349 325,107
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(c)
.... 1,382 1,380,757
American Airlines Pass-Through Trust
(c)
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 1,563 1,542,994
Series 2019-1B, 4.00%, 12/15/25 3,762 3,658,545
Series 2019-1A, 3.50%, 12/15/27 34,199 31,976,252
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(c)
........... 1,418 1,396,347
American Express Co.
2.25%, 03/04/25 ............ 7,285 6,998,444
4.05%, 05/03/29 ............ 13,381 13,119,388
American Honda Finance Corp., 2.25%
,
01/12/29 ................. 15,000 13,216,696
American Tower Corp.
1.30%, 09/15/25 ............ 9,000 8,147,908
2.75%, 01/15/27 ............ 4,435 4,055,860
1.88%, 10/15/30 ............ 10,195 7,931,318
2.70%, 04/15/31 ............ 10,000 8,229,514
3.10%, 06/15/50 ............ 10,979 7,589,673
2.95%, 01/15/51 ............ 3,166 2,143,647
American University (The), Series 2019,
3.67%
,
04/01/49 ............ 9,911 8,474,239
Amgen, Inc.
1.90%, 02/21/25 ............ 1,319 1,258,699
3.13%, 05/01/25 ............ 7,632 7,481,299
2.60%, 08/19/26 ............ 4,070 3,849,265
1.65%, 08/15/28 ............ 7,633 6,545,101
2.00%, 01/15/32 ............ 2,751 2,238,957
3.00%, 01/15/52 ............ 2,456 1,741,522
2.77%, 09/01/53 ............ 4,359 2,940,956

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
AMN Healthcare, Inc., 4.63%
,
10/01/27
(a)
................ USD 3,243 $ 2,973,085
Amphenol Corp.
4.35%, 06/01/29 ............ 714 701,408
2.20%, 09/15/31 ............ 2,751 2,245,658
Apple, Inc.
3.00%, 11/13/27 ............ 8,785 8,509,672
1.65%, 05/11/30 ............ 5,655 4,792,880
2.65%, 05/11/50 ............ 1,659 1,223,694
2.40%, 08/20/50 ............ 4,359 3,059,110
2.65%, 02/08/51 ............ 3,067 2,260,429
Applied Materials, Inc., 1.75%
,
06/01/30 11,058 9,304,463
Aptiv plc
2.40%, 02/18/25 ............ 11,956 11,417,975
3.10%, 12/01/51 ............ 6,815 4,395,223
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 501 454,011
Ardagh Metal Packaging Finance USA
LLC
6.00%, 06/15/27
(a)
........... 4,101 4,058,883
2.00%, 09/01/28
(d)
........... EUR 2,115 1,748,507
3.25%, 09/01/28
(a)
........... USD 9,543 8,145,604
3.00%, 09/01/29
(d)
........... EUR 2,761 2,152,404
4.00%, 09/01/29
(a)
........... USD 475 381,187
Ardagh Packaging Finance plc
5.25%, 04/30/25
(a)
........... 11,544 10,678,160
2.13%, 08/15/26
(d)
........... EUR 9,628 8,170,477
4.13%, 08/15/26
(a)
........... USD 218 184,692
4.75%, 07/15/27
(d)
........... GBP 14,511 12,671,020
Ashland Services BV, 2.00%
,
01/30/28
(d)
................ EUR 2,700 2,317,185
Ashton Woods USA LLC
(a)
6.63%, 01/15/28 ............ USD 12,838 10,912,300
4.63%, 08/01/29 ............ 2,230 1,672,500
4.63%, 04/01/30 ............ 6,259 4,596,296
AT&T, Inc.
1.70%, 03/25/26 ............ 11,534 10,538,354
2.30%, 06/01/27 ............ 11,286 10,302,359
4.10%, 02/15/28 ............ 34,200 33,498,220
4.35%, 03/01/29 ............ 8,066 7,942,087
4.30%, 02/15/30 ............ 6,650 6,489,740
2.25%, 02/01/32 ............ 8,000 6,535,869
3.15%, 09/04/36 ............ EUR 3,500 3,370,797
3.50%, 09/15/53 ............ USD 2,458 1,863,161
3.65%, 09/15/59 ............ 2,456 1,839,416
Avantor Funding, Inc., 2.63%
,
11/01/25
(d)
................ EUR 4,600 4,461,274
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... USD 9,374 6,116,535
Avis Budget Finance plc, 4.13%
,
11/15/24
(d)
................ EUR 1,800 1,794,730
Axalta Coating Systems Dutch Holding
B BV, 3.75%
,
01/15/25
(d)
....... 1,816 1,717,527
Banff Merger Sub, Inc., 8.38%
,
09/01/26
(d)
................ 958 891,294
Bank of America Corp.
(SOFR + 0.67%), 1.84%, 02/04/25
(b)
USD 10,639 10,255,574
(LIBOR USD 3 Month + 0.97%),
3.46%, 03/15/25
(b)
......... 2,026 1,996,771
(SOFR + 1.11%), 3.84%, 04/25/25
(b)
45,769 45,536,518
(LIBOR USD 3 Month + 0.87%),
2.46%, 10/22/25
(b)
......... 4,901 4,668,222
(SOFR + 0.65%), 1.53%, 12/06/25
(b)
3,036 2,824,832
3.38%, 04/02/26 ............ 17,433 16,897,883
3.50%, 04/19/26 ............ 1,570 1,529,567
Security
Par (000)
Par (000) Value
United States (continued)
Series N, (SOFR + 0.91%), 1.66%,
03/11/27
(b)
.............. USD 1,479 $ 1,325,523
(LIBOR USD 3 Month + 1.58%),
3.82%, 01/20/28
(b)
......... 3,369 3,230,471
(LIBOR USD 3 Month + 1.51%),
3.71%, 04/24/28
(b)
......... 7,960 7,587,877
(SOFR + 1.58%), 4.38%, 04/27/28
(b)
34,526 33,989,835
(EURIBOR 3 Month + 0.76%),
0.58%, 08/24/28
(b)(d)
........ EUR 8,000 7,342,675
(SOFR + 1.37%), 1.92%, 10/24/31
(b)
USD 2,751 2,197,467
Series N, (SOFR + 1.22%), 2.65%,
03/11/32
(b)
.............. 7,045 5,920,337
(SOFR + 1.32%), 2.69%, 04/22/32
(b)
30,042 25,220,795
(EURIBOR 3 Month + 1.20%),
2.82%, 04/27/33
(b)(d)
........ EUR 14,975 14,519,493
(SOFR + 1.83%), 4.57%, 04/27/33
(b)
USD 15,664 15,244,378
(LIBOR USD 3 Month + 3.15%),
4.08%, 03/20/51
(b)
......... 2,893 2,493,358
Series N, (SOFR + 1.65%), 3.48%,
03/13/52
(b)
.............. 6,026 4,712,331
(SOFR + 1.56%), 2.97%, 07/21/52
(b)
9,272 6,582,879
Bank of New York Mellon Corp. (The)
3.35%, 04/25/25 ............ 25,000 24,713,852
2.05%, 01/26/27 ............ 8,000 7,350,401
3.85%, 04/26/29 ............ 25,000 24,252,326
1.65%, 01/28/31 ............ 2,751 2,226,605
Banner Health, 2.91%
,
01/01/42 .... 9,541 7,472,209
Bausch Health Cos., Inc.
(a)
5.50%, 11/01/25 ............ 2,458 2,158,825
6.13%, 02/01/27 ............ 14,298 12,153,300
5.75%, 08/15/27 ............ 218 180,586
4.88%, 06/01/28 ............ 5,138 4,020,690
Beazer Homes USA, Inc., 7.25%
,
10/15/29 ................. 11,497 9,104,621
Becton Dickinson and Co.
3.70%, 06/06/27 ............ 7,975 7,706,698
1.96%, 02/11/31 ............ 2,751 2,220,549
Becton Dickinson Euro Finance SARL
1.21%, 06/04/26 ............ EUR 7,590 7,467,159
1.34%, 08/13/41 ............ 24,250 15,980,476
Belden, Inc.
(d)
3.88%, 03/15/28 ............ 1,000 893,488
3.38%, 07/15/31 ............ 462 357,124
Berry Global, Inc., 4.88%
,
07/15/26
(a)
USD 3,127 2,984,284
Blackstone Holdings Finance Co. LLC,
2.00%
,
01/30/32
(a)
........... 2,751 2,185,843
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 1,592 1,504,709
Boston Properties LP
2.75%, 10/01/26 ............ 4,045 3,770,264
2.55%, 04/01/32 ............ 10,217 8,131,133
Boxer Parent Co., Inc., 6.50%
,
10/02/25
(d)
................ EUR 14,774 14,497,670
Boyd Gaming Corp., 4.75%
,
12/01/27 USD 14,020 12,688,100
BP Capital Markets America, Inc.,
3.00%
,
03/17/52 ............ 2,484 1,789,359
Bristol-Myers Squibb Co.
3.25%, 02/27/27 ............ 2,605 2,554,509
3.90%, 02/20/28 ............ 5,215 5,221,386
1.45%, 11/13/30 ............ 2,751 2,260,063
2.55%, 11/13/50 ............ 4,359 3,083,850
Broadcom, Inc.
(a)
1.95%, 02/15/28 ............ 2,509 2,136,382
2.45%, 02/15/31 ............ 10,851 8,718,111
3.75%, 02/15/51 ............ 7,720 5,719,489

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Buckeye Partners LP
4.15%, 07/01/23 ............ USD 3,919 $ 3,835,800
4.35%, 10/15/24 ............ 4,975 4,676,280
4.13%, 03/01/25
(a)
........... 4,616 4,273,631
3.95%, 12/01/26 ............ 261 228,304
Caesars Entertainment, Inc.
(a)
6.25%, 07/01/25 ............ 29,011 27,958,771
8.13%, 07/01/27 ............ 10,979 10,608,459
Caesars Resort Collection LLC, 5.75%
,
07/01/25
(a)
................ 4,358 4,167,599
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 2,943 2,877,754
Calpine Corp.
(a)
4.50%, 02/15/28 ............ 32,856 29,829,220
5.13%, 03/15/28 ............ 4,315 3,798,494
Carnival Corp.
(d)
10.13%, 02/01/26 ........... EUR 27,046 27,995,656
7.63%, 03/01/26 ............ 2,480 2,031,973
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ USD 5,500 4,015,000
Catalent Pharma Solutions, Inc.
2.38%, 03/01/28
(d)
........... EUR 7,334 6,264,125
CCO Holdings LLC, 5.00%
,
02/01/28
(a)
USD 1,861 1,717,145
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 4,120 3,749,200
Cedar Fair LP
5.38%, 04/15/27 ............ 218 206,594
5.25%, 07/15/29 ............ 218 192,250
Centene Corp.
4.25%, 12/15/27 ............ 8,076 7,538,704
2.45%, 07/15/28 ............ 13,570 11,317,923
2.63%, 08/01/31 ............ 9,317 7,411,673
Centennial Resource Production LLC
(a)
5.38%, 01/15/26 ............ 30,495 27,508,294
6.88%, 04/01/27 ............ 4,962 4,712,087
Century Communities, Inc., 6.75%
,
06/01/27 ................. 13,410 12,863,006
Change Healthcare Holdings LLC,
5.75%
,
03/01/25
(a)
........... 5,842 5,688,297
Charles River Laboratories
International, Inc., 4.25%
,
05/01/28
(a)
1,122 1,007,904
Charles Schwab Corp. (The)
4.20%, 03/24/25 ............ 1,291 1,308,738
3.45%, 02/13/26 ............ 2,532 2,503,959
1.65%, 03/11/31 ............ 2,751 2,204,095
Charter Communications Operating
LLC
4.91%, 07/23/25 ............ 3,525 3,533,178
3.75%, 02/15/28 ............ 8,128 7,505,872
4.20%, 03/15/28 ............ 7,758 7,248,300
2.25%, 01/15/29 ............ 26,729 21,962,350
2.80%, 04/01/31 ............ 15,832 12,679,181
3.50%, 06/01/41 ............ 2,934 2,053,508
3.70%, 04/01/51 ............ 2,444 1,653,843
3.90%, 06/01/52 ............ 3,684 2,557,485
3.85%, 04/01/61 ............ 8,043 5,289,363
Chemours Co. (The), 4.00%
,
05/15/26 EUR 3,600 3,338,769
Cheniere Energy Partners LP
4.50%, 10/01/29 ............ USD 3,032 2,706,666
3.25%, 01/31/32
(a)
........... 504 396,900
Cheniere Energy, Inc., 4.63%
,
10/15/28 6,600 5,943,762
Chesapeake Energy Corp.
5.38%, 06/15/21
(c)(g)(p)
......... 4,795 1
5.50%, 02/01/26
(a)
........... 4,468 4,254,787
5.88%, 02/01/29
(a)
........... 579 545,997
Security
Par (000)
Par (000) Value
United States (continued)
CHRISTUS Health, Series C, 4.34%
,
07/01/28 ................. USD 2,504 $ 2,512,544
Churchill Downs, Inc.
(a)
5.50%, 04/01/27 ............ 261 247,950
4.75%, 01/15/28 ............ 218 194,020
Cigna Corp.
1.25%, 03/15/26 ............ 2,133 1,924,193
3.40%, 03/15/51 ............ 1,552 1,193,780
Cisco Systems, Inc., 2.50%
,
09/20/26 714 685,869
Citgo Holding, Inc., 9.25%
,
08/01/24
(a)
7,525 7,280,437
Citigroup, Inc.
(LIBOR USD 3 Month + 0.90%),
3.35%, 04/24/25
(b)
......... 8,123 7,956,067
(SOFR + 0.67%), 0.98%, 05/01/25
(b)
6,203 5,811,151
(SOFR + 1.37%), 4.14%, 05/24/25
(b)
6,762 6,734,375
(SOFR + 0.69%), 2.01%, 01/25/26
(b)
17,268 16,176,786
(SOFR + 1.53%), 3.29%, 03/17/26
(b)
8,407 8,127,798
3.40%, 05/01/26 ............ 537 518,674
(SOFR + 1.28%), 3.07%, 02/24/28
(b)
42,373 39,309,050
(LIBOR USD 3 Month + 1.15%),
3.52%, 10/27/28
(b)
......... 6,561 6,130,149
(SOFR + 3.91%), 4.41%, 03/31/31
(b)
6,414 6,125,812
(SOFR + 4.55%), 5.32%, 03/26/41
(b)
3,088 3,101,859
Clarios Global LP, 4.38%
,
05/15/26
(d)
. EUR 5,505 5,022,853
Clean Harbors, Inc., 4.88%
,
07/15/27
(a)
USD 641 586,515
Clear Channel Outdoor Holdings, Inc.,
5.13%
,
08/15/27
(a)
........... 747 630,715
Clorox Co. (The)
3.90%, 05/15/28 ............ 9,200 9,059,486
1.80%, 05/15/30 ............ 2,751 2,249,809
Coca-Cola Co. (The)
1.38%, 03/15/31 ............ 2,751 2,239,309
3.00%, 03/05/51 ............ 1,149 927,777
2.50%, 03/15/51 ............ 4,359 3,156,877
Colgate Energy Partners III LLC
(a)
7.75%, 02/15/26 ............ 1,526 1,450,669
5.88%, 07/01/29 ............ 2,835 2,484,169
Comcast Corp.
3.95%, 10/15/25 ............ 4,259 4,275,803
3.15%, 03/01/26 ............ 6,540 6,365,893
2.35%, 01/15/27 ............ 7,932 7,393,870
3.30%, 02/01/27 ............ 7,037 6,839,795
3.55%, 05/01/28 ............ 677 656,246
3.40%, 04/01/30 ............ 8,140 7,637,579
4.25%, 10/15/30 ............ 5,842 5,759,924
1.50%, 02/15/31 ............ 2,751 2,210,953
2.45%, 08/15/52 ............ 4,359 2,893,121
2.94%, 11/01/56 ............ 2,458 1,708,051
2.99%, 11/01/63 ............ 4,916 3,353,070
Commercial Metals Co.
4.13%, 01/15/30 ............ 22,119 18,624,261
4.38%, 03/15/32 ............ 7,677 6,288,028
Conservation Fund A Nonprofit Corp.
(The), Series 2019, 3.47%
,
12/15/29 1,530 1,412,645
Constellium SE, 4.25%
,
02/15/26
(d)
.. EUR 150 141,808
Costco Wholesale Corp., 1.75%
,
04/20/32 ................. USD 2,751 2,263,007
Cottage Health Obligated Group, Series
2020, 3.30%
,
11/01/49 ........ 1,024 825,933
Coty, Inc.
3.88%, 04/15/26
(d)
........... EUR 7,281 6,729,006
4.75%, 04/15/26
(d)
........... 2,300 2,066,819
6.50%, 04/15/26
(a)
........... USD 5,420 4,996,915

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ USD 3,270 $ 2,660,864
Cox Communications, Inc., 1.80%
,
10/01/30
(a)
................ 15,000 11,865,437
Crown Castle International Corp.
4.30%, 02/15/29 ............ 6,322 6,069,833
3.30%, 07/01/30 ............ 3,750 3,307,184
2.50%, 07/15/31 ............ 2,751 2,251,121
3.25%, 01/15/51 ............ 1,628 1,167,820
CrownRock LP, 5.63%
,
10/15/25
(a)
.. 1,594 1,498,360
CSC Holdings LLC
5.25%, 06/01/24 ............ 2,591 2,422,585
5.50%, 04/15/27
(a)
........... 599 542,820
5.38%, 02/01/28
(a)
........... 465 402,225
6.50%, 02/01/29
(a)
........... 777 701,732
CSX Corp., 2.50%
,
05/15/51 ...... 4,359 2,932,706
CVS Health Corp.
2.88%, 06/01/26 ............ 2,375 2,260,172
3.75%, 04/01/30 ............ 10,464 9,787,581
1.75%, 08/21/30 ............ 10,131 8,114,334
2.70%, 08/21/40 ............ 2,328 1,680,745
5.05%, 03/25/48 ............ 2,495 2,388,334
Dana Financing Luxembourg SARL,
3.00%
,
07/15/29
(d)
........... EUR 1,650 1,231,996
Dana, Inc., 4.25%
,
09/01/30 ...... USD 1,736 1,347,488
Danaher Corp., 2.80%
,
12/10/51 ... 4,359 3,140,140
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ 588 568,890
DCP Midstream Operating LP
5.38%, 07/15/25 ............ 729 708,952
5.13%, 05/15/29 ............ 261 234,900
Deere & Co., 2.75%
,
04/15/25 ..... 7,085 6,930,001
Dell International LLC
6.02%, 06/15/26 ............ 11,945 12,398,394
5.30%, 10/01/29 ............ 5,938 5,853,859
3.45%, 12/15/51
(a)
........... 9,272 6,273,251
Delta Air Lines, Inc., 4.50%
,
10/20/25
(a)
6,447 6,264,310
Discovery Communications LLC,
4.00%
,
09/15/55 ............ 2,456 1,720,442
DISH DBS Corp., 5.25%
,
12/01/26
(a)
. 7,550 5,917,992
Dow Chemical Co. (The), 1.88%
,
03/15/40 ................. EUR 6,400 4,499,780
Duke Realty LP, 2.25%
,
01/15/32 ... USD 2,751 2,291,099
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(a)
........... 17,147 16,225,349
eBay, Inc., 1.90%
,
03/11/25 ....... 1,417 1,331,025
Elanco Animal Health, Inc., 6.40%
,
08/28/28
(e)
................ 1,716 1,633,460
Elevance Health, Inc.
2.38%, 01/15/25 ............ 943 907,844
1.50%, 03/15/26 ............ 11,312 10,329,556
3.65%, 12/01/27 ............ 3,402 3,310,938
2.88%, 09/15/29 ............ 8,000 7,207,307
3.13%, 05/15/50 ............ 2,376 1,793,558
Eli Lilly & Co.
3.10%, 05/15/27 ............ 1,610 1,563,922
3.38%, 03/15/29 ............ 11,376 11,134,740
2.25%, 05/15/50 ............ 4,359 3,080,915
1.38%, 09/14/61 ............ EUR 15,520 9,020,377
Encore Capital Group, Inc.
(d)
4.88%, 10/15/25 ............ 6,368 6,423,095
5.38%, 02/15/26 ............ GBP 2,175 2,478,841
Endeavor Energy Resources LP,
5.75%
,
01/30/28
(a)
........... USD 1,367 1,302,273
Security
Par (000)
Par (000) Value
United States (continued)
Energizer Gamma Acquisition BV,
3.50%
,
06/30/29
(d)
........... EUR 2,905 $ 2,160,996
Equinix, Inc.
2.63%, 11/18/24 ............ USD 2,975 2,853,684
1.00%, 09/15/25 ............ 8,250 7,391,241
3.20%, 11/18/29 ............ 6,725 5,974,072
2.50%, 05/15/31 ............ 7,607 6,164,053
3.00%, 07/15/50 ............ 2,180 1,492,534
2.95%, 09/15/51 ............ 3,219 2,171,970
ESC Investments & Realty Corp., Inc.
(c)
(g)(p)
6.63%, 08/15/20 ............ 1,665 —
6.13%, 02/15/21 ............ 27,853 3
Exelon Corp., 2.75%
,
03/15/27
(a)
... 4,486 4,193,452
Expedia Group, Inc., 2.95%
,
03/15/31 2,751 2,188,141
FedEx Corp., 3.25%
,
04/01/26 ..... 7,360 7,241,071
Fidelity National Information Services,
Inc., 1.15%
,
03/01/26 ......... 1,052 930,182
Fiserv, Inc.
3.20%, 07/01/26 ............ 11,095 10,505,668
4.40%, 07/01/49 ............ 1,314 1,129,267
Five Point Operating Co. LP, 7.88%
,
11/15/25
(a)
................ 21,761 18,252,039
FLYR, Inc., 10.00%
,
01/20/27
(c)
.... 11,894 11,976,069
Flyreel, Inc., 8.00%
,
07/20/23
(c)(m)
... 22,656 23,392,320
Ford Foundation (The), Series 2020,
2.42%
,
06/01/50 ............ 450 320,856
Ford Motor Co., 3.25%
,
02/12/32 ... 4,719 3,529,340
Ford Motor Credit Co. LLC
3.35%, 11/01/22 ............ 19,649 19,506,355
5.58%, 03/18/24 ............ 5,700 5,671,500
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ 2,712 2,228,661
5.00%, 03/01/28 ............ 18,586 15,179,718
Freed Corp., 10.00%
,
12/01/23
(c)
... 28,526 27,527,590
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 9,681 8,351,412
8.25%, 04/15/25 ............ 8,496 7,150,961
FreeWire Technologies, Inc., 0.00%
,
03/31/25
(b)(c)
............... 16,411 16,798,300
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 14,270 12,830,194
5.00%, 05/01/28 ............ 10,987 9,338,950
6.75%, 05/01/29 ............ 17,326 14,250,635
8.75%, 05/15/30 ............ 9,536 9,640,801
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 15,750 14,584,730
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 4,850 4,631,750
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 3,216 2,570,474
GATX Corp., 3.50%
,
03/15/28 ..... 980 916,291
General Mills, Inc., 4.20%
,
04/17/28 . 7,715 7,654,328
General Motors Co., 5.95%
,
04/01/49 4,582 4,254,909
General Motors Financial Co., Inc.
3.80%, 04/07/25 ............ 10,000 9,749,070
4.35%, 04/09/25 ............ 6,355 6,276,655
2.35%, 02/26/27 ............ 15,000 13,211,935
0.60%, 05/20/27
(d)
........... EUR 3,740 3,280,662
2.70%, 08/20/27 ............ USD 31,919 28,085,425
2.35%, 01/08/31 ............ 2,751 2,132,807
George Washington University (The),
Series 2018, 4.13%
,
09/15/48 ... 5,324 4,895,373

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Georgia-Pacific LLC, 3.60%
,
03/01/25
(a)
USD 1,170 $ 1,163,464
Gilead Sciences, Inc.
3.65%, 03/01/26 ............ 9,590 9,417,878
1.20%, 10/01/27 ............ 8,140 7,011,910
1.65%, 10/01/30 ............ 2,751 2,254,136
2.80%, 10/01/50 ............ 11,663 8,138,903
Global Payments, Inc.
2.65%, 02/15/25 ............ 5,107 4,873,750
3.20%, 08/15/29 ............ 2,900 2,534,262
4.15%, 08/15/49 ............ 1,385 1,082,960
GLP Capital LP, 4.00%
,
01/15/31 ... 3,678 3,172,012
Golden Entertainment, Inc., 7.63%
,
04/15/26
(a)
................ 3,070 3,039,300
Goldman Sachs Group, Inc. (The)
(SOFR + 0.61%), 0.86%, 02/12/26
(b)
1,842 1,675,770
(SOFR + 0.79%), 1.09%, 12/09/26
(b)
12,566 11,192,026
(SOFR + 0.80%), 1.43%, 03/09/27
(b)
7,186 6,369,755
(SOFR + 0.82%), 1.54%, 09/10/27
(b)
36,586 32,115,330
(SOFR + 0.91%), 1.95%, 10/21/27
(b)
12,311 10,895,880
(SOFR + 1.11%), 2.64%, 02/24/28
(b)
15,345 13,926,767
(SOFR + 1.85%), 3.62%, 03/15/28
(b)
20,249 19,164,071
1.25%, 02/07/29
(d)
........... EUR 22,000 19,818,130
0.88%, 05/09/29
(d)
........... 38,800 33,820,069
(SOFR + 1.09%), 1.99%, 01/27/32
(b)
USD 7,520 5,940,348
2.38%, 07/21/32 ............ 2,751 2,224,614
(SOFR + 1.47%), 2.91%, 07/21/42
(b)
2,751 2,008,704
Grand Canyon University
3.25%, 10/01/23 ............ 6,106 6,014,410
5.13%, 10/01/28 ............ 8,775 8,189,620
Graphic Packaging International LLC,
2.63%
,
02/01/29
(d)
........... EUR 1,246 1,059,478
GSK Consumer Healthcare Capital UK
plc, 3.13%
,
03/24/25
(a)
........ USD 350 340,849
GSK Consumer Healthcare Capital US
LLC
(a)
3.02%, 03/24/24 ............ 12,447 12,260,922
3.38%, 03/24/27 ............ 20,313 19,442,190
GXO Logistics, Inc.
1.65%, 07/15/26 ............ 1,760 1,535,725
2.65%, 07/15/31 ............ 9,270 7,313,227
Hanesbrands Finance Luxembourg
SCA, 3.50%
,
06/15/24
(d)
....... EUR 585 566,936
HCA, Inc.
5.38%, 02/01/25 ............ USD 10,172 10,118,699
4.50%, 02/15/27 ............ 20,000 19,228,054
3.13%, 03/15/27
(a)
........... 5,492 4,989,626
3.50%, 09/01/30 ............ 23,483 19,977,223
2.38%, 07/15/31 ............ 2,751 2,144,996
5.25%, 06/15/49 ............ 1,252 1,078,286
3.50%, 07/15/51 ............ 9,272 6,332,183
Healthpeak Properties, Inc., 1.35%
,
02/01/27 ................. 3,840 3,364,510
HF Sinclair Corp., 5.88%
,
04/01/26
(a)
. 5,975 6,026,628
Hilton Domestic Operating Co., Inc.,
4.88%
,
01/15/30 ............ 435 393,131
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 521 490,852
Home Depot, Inc. (The)
2.88%, 04/15/27 ............ 7,000 6,762,581
1.50%, 09/15/28 ............ 12,000 10,448,126
1.38%, 03/15/31 ............ 2,751 2,216,314
2.38%, 03/15/51 ............ 4,359 2,947,778
Homes by West Bay LLC, 9.50%
,
04/30/27
(c)
................ 28,500 26,898,300
Security
Par (000)
Par (000) Value
United States (continued)
Horizon Therapeutics USA, Inc., 5.50%
,
08/01/27
(a)
................ USD 706 $ 680,831
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 7,145 5,983,938
Howmet Aerospace, Inc., 5.90%
,
02/01/27 ................. 17,254 16,995,190
HP, Inc., 3.00%
,
06/17/27 ........ 2,529 2,338,162
Humana, Inc.
1.35%, 02/03/27 ............ 837 731,818
2.15%, 02/03/32 ............ 3,116 2,523,135
iHeartCommunications, Inc.
6.38%, 05/01/26 ............ 349 322,875
5.25%, 08/15/27
(a)
........... 5,017 4,293,699
4.75%, 01/15/28
(a)
........... 218 179,650
Intel Corp.
3.40%, 03/25/25 ............ 12,639 12,618,454
3.10%, 02/15/60 ............ 828 591,216
Intercontinental Exchange, Inc.
1.85%, 09/15/32 ............ 2,751 2,148,608
3.00%, 09/15/60 ............ 4,359 2,936,963
International Business Machines Corp.
3.50%, 05/15/29 ............ 15,465 14,702,891
4.25%, 05/15/49 ............ 2,437 2,153,588
2.95%, 05/15/50 ............ 7,936 5,745,961
International Flavors & Fragrances,
Inc.
(a)
1.83%, 10/15/27 ............ 19,795 17,053,707
3.47%, 12/01/50 ............ 1,550 1,129,271
International Game Technology plc
(a)
6.50%, 02/15/25 ............ 961 956,195
6.25%, 01/15/27 ............ 639 621,507
IQVIA, Inc., 5.00%
,
05/15/27
(a)
..... 479 453,182
Iron Mountain UK plc, 3.88%
,
11/15/25
(d)
................ GBP 2,968 3,228,842
Iron Mountain, Inc., 5.00%
,
07/15/28
(a)
USD 4,190 3,711,028
John Deere Capital Corp.
1.25%, 01/10/25 ............ 15,000 14,223,981
3.35%, 04/18/29 ............ 10,000 9,591,307
Johnson & Johnson, 2.25%
,
09/01/50 4,359 3,043,614
JPMorgan Chase & Co.
(b)
(3 Month CME Term SOFR +
0.58%), 0.97%, 06/23/25 .... 2,046 1,912,599
(SOFR + 0.61%), 1.56%, 12/10/25 7,507 7,013,245
(SOFR + 1.85%), 2.08%, 04/22/26 7,430 6,947,591
(SOFR + 1.32%), 4.08%, 04/26/26 22,913 22,627,203
(SOFR + 1.56%), 4.32%, 04/26/28 54,985 54,079,180
(SOFR + 1.89%), 2.18%, 06/01/28 6,997 6,220,813
(LIBOR USD 3 Month + 1.12%),
4.01%, 04/23/29 .......... 8,000 7,667,747
(3 Month CME Term SOFR +
1.11%), 1.76%, 11/19/31 ..... 2,751 2,175,374
(SOFR + 1.07%), 1.95%, 02/04/32 7,745 6,190,374
(SOFR + 1.51%), 2.53%, 11/19/41 7,110 5,086,834
(SOFR + 2.44%), 3.11%, 04/22/51 4,088 2,996,154
JPMorgan Chase Bank NA
(l)(m)
0.00%, 08/07/22
(d)
........... 9,000 8,968,500
0.00%, 12/28/23 ............ 10,000 9,460,000
Kaiser Foundation Hospitals, Series
2021, 2.81%
,
06/01/41 ........ 9,354 7,252,888
KAR Auction Services, Inc., 5.13%
,
06/01/25
(a)
................ 534 507,786
Keurig Dr Pepper, Inc., 3.80%
,
05/01/50 1,430 1,135,402
Kilroy Realty LP, 2.50%
,
11/15/32 ... 2,751 2,147,103
Kimco Realty Corp., 2.25%
,
12/01/31 2,751 2,211,505

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Kinetik Holdings LP, 5.88%
,
06/15/30
(a)
USD 5,261 $ 5,011,708
Kraft Heinz Foods Co., 4.38%
,
06/01/46 8,000 6,667,242
Kronos International, Inc., 3.75%
,
09/15/25
(d)
................ EUR 150 140,170
Lam Research Corp., 3.75%
,
03/15/26 USD 5,704 5,690,012
Lamar Media Corp., 3.75%
,
02/15/28 261 231,698
Level 3 Financing, Inc., 4.63%
,
09/15/27
(a)
................ 435 370,837
Liberty Mutual Group, Inc., (EUR Swap
Annual 5 Year + 3.70%), 3.63%
,
05/23/59
(b)(d)
............... EUR 4,425 4,167,572
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(m)
............... USD 4,313 3,040,665
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 6,864 5,353,920
Litigation Systems, Inc., 4.00%
,
10/30/27
(c)
................ 15,942 15,245,328
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... 17,519 12,197,872
Lowe's Cos., Inc.
4.00%, 04/15/25 ............ 985 988,253
3.35%, 04/01/27 ............ 9,489 9,131,530
1.70%, 10/15/30 ............ 14,506 11,632,166
2.63%, 04/01/31 ............ 6,889 5,896,304
5.13%, 04/15/50 ............ 119 116,144
3.00%, 10/15/50 ............ 22,542 15,706,771
4.25%, 04/01/52 ............ 13,345 11,556,073
Lumen Technologies, Inc., 5.13%
,
12/15/26
(a)
................ 12,320 10,371,222
LYB International Finance III LLC,
3.63%
,
04/01/51 ............ 5,014 3,705,435
LyondellBasell Industries NV, 5.75%
,
04/15/24 ................. 5,905 6,040,084
M/I Homes, Inc., 4.95%
,
02/01/28 ... 10,833 9,208,531
Macy's Retail Holdings LLC
(a)
5.88%, 04/01/29 ............ 1,000 851,250
5.88%, 03/15/30 ............ 5,000 4,195,223
Magallanes, Inc.
(a)
3.43%, 03/15/24 ............ 13,953 13,678,572
3.64%, 03/15/25 ............ 6,748 6,535,502
Marriott International, Inc., Series FF,
4.63%
,
06/15/30 ............ 2,643 2,533,803
Marriott Ownership Resorts, Inc.,
6.13%
,
09/15/25
(a)
........... 3,188 3,154,859
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 588 532,140
Massachusetts Institute of Technology,
3.96%
,
07/01/38 ............ 8,375 8,244,564
Matador Resources Co., 5.88%
,
09/15/26 ................. 457 439,305
Mauser Packaging Solutions Holding
Co., 5.50%
,
04/15/24
(a)
........ 5,504 5,256,320
Maxar Technologies, Inc., 7.75%
,
06/15/27
(a)
................ 2,575 2,550,589
McDonald's Corp.
3.30%, 07/01/25 ............ 1,781 1,769,242
3.50%, 07/01/27 ............ 5,395 5,286,143
3.63%, 09/01/49 ............ 1,463 1,207,943
McLaren Health Care Corp., Series A,
4.39%
,
05/15/48 ............ 3,666 3,405,105
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 44,006 37,480,350
Merck & Co., Inc.
2.75%, 02/10/25 ............ 12,821 12,667,782
Security
Par (000)
Par (000) Value
United States (continued)
2.15%, 12/10/31 ............ USD 13,066 $ 11,239,131
2.45%, 06/24/50 ............ 4,359 3,061,210
Metropolitan Life Global Funding I,
1.88%
,
01/11/27
(a)
........... 637 576,946
MGM Resorts International
5.75%, 06/15/25 ............ 109 103,822
4.63%, 09/01/26 ............ 391 347,076
5.50%, 04/15/27 ............ 285 255,791
Microchip Technology, Inc., 4.25%
,
09/01/25 ................. 1,485 1,445,662
Microsoft Corp.
3.13%, 11/03/25 ............ 26,105 26,084,422
2.68%, 06/01/60 ............ 4,359 3,125,215
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 6,911 5,632,465
Mondelez International Holdings
Netherlands BV, 1.25%
,
09/24/26
(a)
983 873,919
Mondelez International, Inc.
1.50%, 02/04/31 ............ 2,751 2,156,830
1.38%, 03/17/41 ............ EUR 4,687 3,124,840
2.63%, 09/04/50 ............ USD 1,747 1,187,929
Moody's Corp.
2.55%, 08/18/60 ............ 1,065 663,652
3.10%, 11/29/61 ............ 3,294 2,258,654
Morgan Stanley
(SOFR + 1.16%), 3.62%, 04/17/25
(b)
17,921 17,691,541
(SOFR + 0.53%), 0.79%, 05/30/25
(b)
15,956 14,853,698
3.63%, 01/20/27 ............ 4,816 4,664,579
(SOFR + 0.86%), 1.51%, 07/20/27
(b)
1,562 1,369,921
(SOFR + 1.00%), 2.48%, 01/21/28
(b)
21,862 19,873,474
(SOFR + 1.61%), 4.21%, 04/20/28
(b)
41,389 40,464,214
(SOFR + 1.14%), 2.70%, 01/22/31
(b)
6,424 5,563,955
(EURIBOR 3 Month + 0.72%),
0.50%, 02/07/31
(b)
......... EUR 21,000 17,583,817
(SOFR + 1.03%), 1.79%, 02/13/32
(b)
USD 2,751 2,163,927
(EURIBOR 3 Month + 1.25%),
2.95%, 05/07/32
(b)
......... EUR 10,810 10,724,199
(SOFR + 1.43%), 2.80%, 01/25/52
(b)
USD 7,879 5,470,121
Motorola Solutions, Inc.
4.60%, 02/23/28 ............ 6,470 6,257,136
2.75%, 05/24/31 ............ 8,585 6,937,010
5.50%, 09/01/44 ............ 2,324 2,163,246
MPT Operating Partnership LP
5.25%, 08/01/26 ............ 218 205,885
5.00%, 10/15/27 ............ 610 557,949
4.63%, 08/01/29 ............ 392 343,980
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 2,465 2,138,239
5.50%, 08/15/28 ............ 7,695 6,172,458
5.13%, 12/15/30 ............ 7,284 5,445,008
5.75%, 11/15/31 ............ 3,441 2,634,774
Nestle Holdings, Inc., 2.50%
,
09/14/41
(a)
................ 2,751 2,095,083
Netflix, Inc., 3.63%
,
05/15/27 ...... EUR 13,000 12,744,671
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ USD 2,117 1,730,648
Newmont Corp., 2.60%
,
07/15/32 ... 7,048 5,816,005
Nexstar Media, Inc.
(a)
5.63%, 07/15/27 ............ 2,431 2,218,287
4.75%, 11/01/28 ............ 4,104 3,519,180
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28 ............ 4,475 3,891,090
2.44%, 01/15/32 ............ 6,776 5,643,412
3.00%, 01/15/52 ............ 5,165 3,691,071
NGPL PipeCo LLC, 7.77%
,
12/15/37
(a)
15,327 16,679,403

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Norfolk Southern Corp., 2.90%
,
08/25/51 ................. USD 7,505 $ 5,374,142
Northern States Power Co.
3.20%, 04/01/52 ............ 5,555 4,362,796
4.50%, 06/01/52 ............ 6,633 6,531,198
Northern Trust Corp., 4.00%
,
05/10/27 12,505 12,580,263
Novelis Sheet Ingot GmbH, 3.38%
,
04/15/29
(d)
................ EUR 1,615 1,330,765
NRG Energy, Inc.
5.75%, 01/15/28 ............ USD 713 648,067
5.25%, 06/15/29
(a)
........... 319 284,708
NVIDIA Corp., 2.85%
,
04/01/30 .... 7,565 6,925,639
OA Leasing Corp., 8.00%
,
01/21/24
(c)
AUD 3,090 2,108,984
Occidental Petroleum Corp., 8.50%
,
07/15/27 ................. USD 9,955 10,954,681
OhioHealth Corp., Series 2020, 3.04%
,
11/15/50 .................. 1,592 1,232,228
OI European Group BV
(d)
3.13%, 11/15/24 ............ EUR 630 622,167
2.88%, 02/15/25 ............ 4,398 4,173,723
Olympus Water US Holding Corp.
(d)
3.88%, 10/01/28 ............ 1,004 850,468
5.38%, 10/01/29 ............ 1,076 807,938
Omnicom Group, Inc., 2.60%
,
08/01/31 USD 1,119 939,502
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 ............ 11,100 10,844,465
5.75%, 03/15/29 ............ 1,477 1,595,464
4.15%, 06/01/32
(a)
........... 3,154 3,159,252
Oracle Corp.
3.40%, 07/08/24 ............ 8,354 8,234,692
2.95%, 11/15/24 ............ 8,300 8,042,965
2.50%, 04/01/25 ............ 1,650 1,567,693
2.95%, 05/15/25 ............ 2,812 2,691,644
2.30%, 03/25/28 ............ 6,775 5,829,144
2.95%, 04/01/30 ............ 40,000 34,159,912
3.60%, 04/01/50 ............ 20,222 14,047,380
3.95%, 03/25/51 ............ 26,526 19,483,261
3.85%, 04/01/60 ............ 2,456 1,684,858
Organon & Co., 2.88%
,
04/30/28
(d)
.. EUR 1,907 1,669,118
Outfront Media Capital LLC
(a)
5.00%, 08/15/27 ............ USD 283 247,271
4.63%, 03/15/30 ............ 218 171,756
Owens & Minor, Inc., 6.63%
,
04/01/30
(a)
3,300 3,014,451
Pacific Gas & Electric Co.
3.25%, 06/01/31 ............ 1,750 1,413,410
5.90%, 06/15/32 ............ 2,990 2,890,393
4.50%, 07/01/40 ............ 14,900 11,547,854
4.20%, 06/01/41 ............ 740 541,877
4.60%, 06/15/43 ............ 2,995 2,282,393
Paramount Global
3.38%, 02/15/28 ............ 2,600 2,386,041
4.95%, 05/19/50 ............ 3,674 3,079,411
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.00%), 6.38%, 03/30/62
(b)
... 12,544 11,199,283
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 9,753 8,374,560
Parker-Hannifin Corp., 4.25%
,
09/15/27 3,981 3,953,201
PBF Holding Co. LLC, 9.25%
,
05/15/25
(a)
................ 15,950 16,687,688
PDC Energy, Inc., 5.75%
,
05/15/26 .. 261 243,469
PeaceHealth Obligated Group, Series
2018, 4.79%
,
11/15/48 ........ 1,293 1,284,491
Security
Par (000)
Par (000) Value
United States (continued)
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... USD 15,430 $ 16,195,328
PepsiCo, Inc., 2.38%
,
10/06/26 .... 2,334 2,235,495
Piedmont Healthcare, Inc., Series 2042,
2.72%
,
01/01/42 ............ 6,383 4,780,547
Pitney Bowes, Inc.
(a)
6.88%, 03/15/27 ............ 22,000 17,472,700
7.25%, 03/15/29 ............ 16,525 12,501,824
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 1,750 1,443,750
PNC Bank NA
3.25%, 06/01/25 ............ 13,500 13,288,909
4.20%, 11/01/25 ............ 2,576 2,573,175
Principal Life Global Funding II
(a)
0.75%, 04/12/24 ............ 990 936,262
1.25%, 08/16/26 ............ 917 811,358
Procter & Gamble Co. (The), 3.00%
,
03/25/30 ................. 12,980 12,246,457
Progressive Corp. (The)
2.50%, 03/15/27 ............ 5,320 5,028,584
3.20%, 03/26/30 ............ 6,075 5,651,531
3.00%, 03/15/32 ............ 2,480 2,221,401
Providence St Joseph Health Obligated
Group, Series 21A, 2.70%
,
10/01/51 4,579 3,108,210
QUALCOMM, Inc.
3.25%, 05/20/27 ............ 3,271 3,198,601
1.65%, 05/20/32 ............ 2,751 2,221,801
Rattler Midstream LP, 5.63%
,
07/15/25
(a)
................ 2,525 2,523,914
Regions Financial Corp., 2.25%
,
05/18/25 ................. 1,877 1,790,683
Republic Services, Inc.
2.90%, 07/01/26 ............ 7,650 7,306,401
1.45%, 02/15/31 ............ 6,026 4,730,577
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 824 730,979
RMIT Cash Management LLC, Series
2021-3, 0.00%
,
10/17/33
(c)
..... 43,330 41,388,513
Rocket Mortgage LLC
(a)
3.63%, 03/01/29 ............ 11,968 9,410,678
3.88%, 03/01/31 ............ 5,216 3,908,296
Roper Technologies, Inc., 1.75%
,
02/15/31 ................. 2,751 2,143,577
Royalty Pharma plc
1.20%, 09/02/25 ............ 3,355 2,990,911
1.75%, 09/02/27 ............ 2,600 2,216,354
2.20%, 09/02/30 ............ 12,775 10,305,512
2.15%, 09/02/31 ............ 2,751 2,146,561
3.55%, 09/02/50 ............ 2,946 2,056,994
RWJ Barnabas Health, Inc., 3.48%
,
07/01/49 ................. 3,026 2,491,523
Ryder System, Inc., 2.50%
,
09/01/24 2,406 2,321,188
S&P Global, Inc., 1.25%
,
08/15/30 .. 2,751 2,177,542
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 10,710 10,319,621
7.38%, 09/01/25 ............ 4,215 3,909,412
Salesforce, Inc., 2.90%
,
07/15/51 ... 4,359 3,296,310
San Diego Gas & Electric Co., 2.95%
,
08/15/51 ................. 10,000 7,373,577
Santander Holdings USA, Inc., (SOFR
+ 1.25%), 2.49%
,
01/06/28
(b)
.... 3,152 2,781,926
SCIL IV LLC
(d)
(EURIBOR 3 Month + 4.38%),
4.37%, 11/01/26
(b)
......... EUR 2,347 2,252,938

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
4.38%, 11/01/26 ............ EUR 1,381 $ 1,171,234
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ USD 26,248 24,501,458
Sempra Energy, 3.70%
,
04/01/29 ... 5,806 5,452,403
Service Properties Trust
4.50%, 06/15/23 ............ 17,112 15,907,743
4.35%, 10/01/24 ............ 2,486 2,020,124
4.50%, 03/15/25 ............ 5,364 4,237,112
7.50%, 09/15/25 ............ 8,341 7,642,441
5.50%, 12/15/27 ............ 1,318 1,067,580
Sherwin-Williams Co. (The)
2.95%, 08/15/29 ............ 8,000 7,157,267
2.20%, 03/15/32 ............ 2,751 2,213,756
Silgan Holdings, Inc.
3.25%, 03/15/25 ............ EUR 6,300 6,221,863
2.25%, 06/01/28 ............ 1,922 1,583,754
Sirius XM Radio, Inc.
(a)
5.00%, 08/01/27 ............ USD 1,302 1,207,631
5.50%, 07/01/29 ............ 3,568 3,251,340
Sitka Holdings LLC, (LIBOR USD 3
Month + 4.50%), 6.75%
,
07/06/26
(a)
(b)
...................... 10,145 9,814,844
Sonoco Products Co., 2.25%
,
02/01/27 11,664 10,490,660
Southern California Edison Co.
Series E, 3.70%, 08/01/25 ..... 360 354,099
Series H, 3.65%, 06/01/51 ..... 5,905 4,579,176
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ 3,208 2,807,000
Standard Industries, Inc.
2.25%, 11/21/26
(d)
........... EUR 1,556 1,272,854
5.00%, 02/15/27
(a)
........... USD 434 387,370
4.75%, 01/15/28
(a)
........... 1,345 1,149,975
State Street Corp., (SOFR + 0.56%),
1.68%
,
11/18/27
(b)
........... 7,050 6,330,097
Steel Dynamics, Inc.
3.45%, 04/15/30 ............ 4,125 3,673,409
3.25%, 10/15/50 ............ 2,985 2,052,716
Stellantis NV, 3.38%
,
07/07/23
(d)
.... EUR 4,110 4,359,199
Stem, Inc., 0.50%
,
12/01/28
(a)(m)
.... USD 1,234 758,587
Summer BC Bidco B LLC, 5.50%
,
10/31/26
(a)
................ 875 783,692
SUN Country Marine, Inc., Series 2019-
1C, 7.00%
,
12/15/23
(c)
........ 3,429 3,334,235
Sun Country, Inc.
(c)
Series 2019-1B, 4.70%, 12/15/25 3,906 3,701,389
4.84%, 03/15/31 ............ 8,976 8,706,551
Sunoco LP
6.00%, 04/15/27 ............ 521 496,711
5.88%, 03/15/28 ............ 3,502 3,192,974
4.50%, 04/30/30
(a)
........... 12,203 9,852,501
Sutter Health, Series 2018, 3.70%
,
08/15/28 ................. 4,931 4,817,035
Talen Energy Supply LLC
(a)(g)(p)
7.25%, 05/15/27 ............ 17,501 17,232,360
6.63%, 01/15/28 ............ 15,140 14,659,626
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 16,966 16,019,608
Targa Resources Partners LP
6.50%, 07/15/27 ............ 327 334,966
5.00%, 01/15/28 ............ 327 311,310
Target Corp., 2.65%
,
09/15/30 ..... 3,850 3,454,698
Taylor Morrison Communities, Inc.,
5.88%
,
06/15/27
(a)
........... 6,372 5,873,136
Security
Par (000)
Par (000) Value
United States (continued)
TEGNA, Inc.
4.63%, 03/15/28 ............ USD 2,091 $ 1,955,085
5.00%, 09/15/29 ............ 479 453,062
Tenet Healthcare Corp.
4.63%, 07/15/24 ............ 333 319,590
4.88%, 01/01/26
(a)
........... 915 841,800
6.25%, 02/01/27
(a)
........... 653 601,031
5.13%, 11/01/27
(a)
........... 653 587,700
4.63%, 06/15/28
(a)
........... 861 749,742
4.25%, 06/01/29
(a)
........... 34,264 28,857,483
4.38%, 01/15/30
(a)
........... 18,009 15,236,154
6.13%, 06/15/30
(a)
........... 9,286 8,567,078
Texas Capital Bank NA, (LIBOR USD 3
Month + 4.50%), 6.75%
,
09/30/24
(a)
(b)
...................... 33,200 31,851,052
Texas Instruments, Inc., 1.75%
,
05/04/30 ................. 4,422 3,791,557
Thermo Fisher Scientific Finance I BV,
1.63%
,
10/18/41 ............ EUR 3,905 2,932,093
Thermo Fisher Scientific, Inc., 1.22%
,
10/18/24 ................. USD 754 714,330
T-Mobile USA, Inc.
3.75%, 04/15/27 ............ 8,000 7,703,357
2.05%, 02/15/28 ............ 5,298 4,599,670
2.40%, 03/15/29
(a)
........... 8,314 7,179,749
3.88%, 04/15/30 ............ 6,455 6,024,168
2.25%, 11/15/31 ............ 2,751 2,232,757
2.70%, 03/15/32
(a)
........... 8,631 7,241,294
4.50%, 04/15/50 ............ 2,060 1,827,845
3.30%, 02/15/51 ............ 8,361 6,088,348
3.40%, 10/15/52
(a)
........... 3,684 2,720,520
Toyota Motor Credit Corp.
1.80%, 02/13/25 ............ 4,077 3,886,881
3.05%, 03/22/27 ............ 2,414 2,320,911
1.90%, 09/12/31 ............ 2,751 2,256,091
TransDigm, Inc.
(a)
8.00%, 12/15/25 ............ 1,489 1,505,737
6.25%, 03/15/26 ............ 7,243 6,980,441
Transocean Phoenix 2 Ltd., 7.75%
,
10/15/24
(a)
................ 14,169 13,495,687
Transocean Proteus Ltd., 6.25%
,
12/01/24
(a)
................ 1,653 1,541,702
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ............ 11,685 10,214,360
5.70%, 06/15/28 ............ 562 484,997
Truist Bank
3.30%, 05/15/26 ............ 5,628 5,424,585
3.80%, 10/30/26 ............ 6,489 6,340,745
TWDC Enterprises 18 Corp., 3.15%
,
09/17/25 ................. 1,598 1,572,064
UGI International LLC, 2.50%
,
12/01/29
(d)
................ EUR 3,048 2,395,358
Union Pacific Corp.
2.75%, 03/01/26 ............ USD 6,170 5,920,319
2.80%, 02/14/32 ............ 3,643 3,242,726
3.25%, 02/05/50 ............ 1,544 1,210,736
United Rentals North America, Inc.
5.50%, 05/15/27 ............ 434 425,609
3.88%, 11/15/27 ............ 327 304,110
4.88%, 01/15/28 ............ 1,450 1,370,946
5.25%, 01/15/30 ............ 327 303,292
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 16,105 13,795,382
UnitedHealth Group, Inc.
3.10%, 03/15/26 ............ 3,393 3,320,296

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
3.38%, 04/15/27 ............ USD 8,090 $ 7,958,101
3.88%, 12/15/28 ............ 13,400 13,327,801
2.90%, 05/15/50 ............ 6,743 5,049,994
3.13%, 05/15/60 ............ 2,889 2,107,808
University of Southern California,
3.03%
,
10/01/39 ............ 208 178,392
Univision Communications, Inc., 7.38%
,
06/30/30
(a)
................ 2,495 2,438,863
US Bancorp
3.10%, 04/27/26 ............ 2,063 1,988,439
(SOFR + 0.73%), 2.22%, 01/27/28
(b)
25,768 23,606,295
Venture Global Calcasieu Pass LLC,
3.88%
,
11/01/33
(a)
........... 5,496 4,534,200
Verizon Communications, Inc.
2.63%, 08/15/26 ............ 878 829,516
4.13%, 03/16/27 ............ 4,800 4,788,399
2.10%, 03/22/28 ............ 8,000 7,105,773
3.88%, 02/08/29 ............ 13,797 13,348,421
4.02%, 12/03/29 ............ 30,969 29,994,092
1.68%, 10/30/30 ............ 2,751 2,217,071
2.36%, 03/15/32 ............ 27,902 23,134,628
2.88%, 01/15/38 ............ EUR 1,700 1,613,739
1.50%, 09/19/39 ............ 4,300 3,279,061
2.88%, 11/20/50 ............ USD 3,565 2,529,759
3.55%, 03/22/51 ............ 3,095 2,481,176
2.99%, 10/30/56 ............ 11,003 7,639,077
Vertiv Group Corp., 4.13%
,
11/15/28
(a)
5,274 4,282,066
VICI Properties LP
5.63%, 05/01/24
(a)
........... 6,773 6,688,337
3.50%, 02/15/25
(a)
........... 49,232 46,052,725
4.38%, 05/15/25 ............ 6,524 6,371,854
4.50%, 09/01/26
(a)
........... 434 399,280
4.25%, 12/01/26
(a)
........... 23,451 21,418,033
5.75%, 02/01/27
(a)
........... 4,419 4,193,189
3.75%, 02/15/27
(a)
........... 8,266 7,270,547
4.63%, 12/01/29
(a)
........... 5,361 4,792,493
4.13%, 08/15/30
(a)
........... 9,804 8,460,068
5.13%, 05/15/32 ............ 25,753 24,268,082
5.63%, 05/15/52 ............ 9,401 8,556,508
Visa, Inc.
1.10%, 02/15/31 ............ 2,751 2,200,811
2.00%, 08/15/50 ............ 4,359 2,891,063
Vistra Operations Co. LLC
(a)
4.88%, 05/13/24 ............ 3,506 3,487,949
3.55%, 07/15/24 ............ 19,463 18,785,732
5.13%, 05/13/25 ............ 24,012 23,775,602
5.63%, 02/15/27 ............ 1,129 1,061,554
5.00%, 07/31/27 ............ 6,425 5,841,032
VMware, Inc.
4.65%, 05/15/27 ............ 7,659 7,619,418
1.80%, 08/15/28 ............ 4,241 3,521,978
4.70%, 05/15/30 ............ 26,083 25,148,934
2.20%, 08/15/31 ............ 24,962 19,655,746
Walmart, Inc., 2.65%
,
09/22/51 .... 4,359 3,276,958
Walt Disney Co. (The)
3.80%, 03/22/30 ............ 7,900 7,638,186
6.65%, 11/15/37 ............ 4,830 5,753,888
2.75%, 09/01/49 ............ 4,359 3,111,426
Washington Mutual Bank
(c)(g)(p)
0.00%, 09/21/17
(b)
........... 25,126 2
0.00%, 09/21/17
(l)
........... 15,753 2
Washington Mutual Escrow Bonds
(c)(g)(p)
0.00%, 11/06/09 ............ 45,161 451,610
0.00%, 09/19/17
(l)
........... 2,631 —
Security
Par (000)
Par (000) Value
United States (continued)
Washington Mutual, Inc., 0.00%
,
10/03/17
(b)(c)(g)(p)
............. USD 14,745 $ 1
Waste Management, Inc.
1.15%, 03/15/28 ............ 4,550 3,877,558
1.50%, 03/15/31 ............ 2,751 2,188,737
2.95%, 06/01/41 ............ 2,906 2,260,940
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 3,099 2,443,824
Wells Fargo & Co., (LIBOR USD 3
Month + 0.75%), 2.16%
,
02/11/26
(b)
24,006 22,562,397
Welltower, Inc.
4.00%, 06/01/25 ............ 4,125 4,094,263
2.05%, 01/15/29 ............ 7,945 6,686,852
2.75%, 01/15/32 ............ 15,000 12,493,703
Western Alliance Bancorp, 6.47%
,
12/30/24
(a)(b)
............... 102,400 102,340,548
Western Digital Corp., 4.75%
,
02/15/26 4,473 4,267,734
William Lyon Homes, Inc., 6.63%
,
07/15/27
(a)
................ 1,621 1,552,756
WMG Acquisition Corp., 2.25%
,
08/15/31
(d)
................ EUR 2,330 1,853,883
Workday, Inc., 3.70%
,
04/01/29 .... USD 5,821 5,444,908
WRKCo, Inc.
3.90%, 06/01/28 ............ 10,557 10,175,528
4.90%, 03/15/29 ............ 9,019 9,046,129
Wynn Las Vegas LLC
(a)
5.50%, 03/01/25 ............ 3,270 2,992,050
5.25%, 05/15/27 ............ 392 335,744
Wynn Resorts Finance LLC
(a)
7.75%, 04/15/25 ............ 8,896 8,658,121
5.13%, 10/01/29 ............ 8,102 6,381,135
Xerox Holdings Corp.
(a)
5.00%, 08/15/25 ............ 28,325 26,347,349
5.50%, 08/15/28 ............ 10,355 8,657,486
XHR LP
(a)
6.38%, 08/15/25 ............ 2,317 2,234,416
4.88%, 06/01/29 ............ 3,000 2,573,572
4,861,155,449
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%
,
05/07/29
(d)
........... 3,721 2,993,777
Zambia — 0.0%
First Quantum Minerals Ltd.
(a)
7.50%, 04/01/25 ............ 2,460 2,332,388
6.88%, 03/01/26 ............ 2,815 2,590,053
4,922,441
Total Corporate Bonds — 23.4%
(Cost: $11,651,467,280) ........................... 9,911,125,221
Floating Rate Loan Interests
Canada — 0.0%
(b)
Arterra Wines Canada, Inc., Term Loan
B1, 11/24/27
(k)(q)
............. 997 929,311
Clarios Global LP, 1st Lien Term Loan,
(EURIBOR 1 Month + 3.25%),
3.25%
,
 04/30/26 ............ EUR 6,400 5,985,891
GFL Environmental, Inc., Term Loan,
05/30/25
(k)(q)
............... USD 997 970,457
Kestrel Bidco, Inc., Term Loan,
12/11/26
(q)
................ 6 5,129

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Canada (continued)
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month +
4.00%), 6.10%
,
 11/01/26 ....... USD 1,538 $ 1,443,413
9,334,201
France — 0.0%
(b)
Altice France SA, Term Loan B13,
08/14/26
(k)(q)
............... 1,000 911,560
Bidco SB, Facility Term Loan B,
(EURIBOR 6 Month + 4.00%),
4.00% - 4.23%
,
 11/16/28 ....... EUR 2,500 2,382,462
Emeria Holding, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 03/27/28 ............ 2,500 2,301,848
Inovie Group, Facility Term Loan B,
(EURIBOR 3 Month + 4.00%),
4.00%
,
 03/03/28 ............ 1,000 942,778
Tarkett Participation, Facility Term Loan
B, (EURIBOR 6 Month + 3.43%),
3.66%
,
 04/21/28 ............ 1,888 1,565,127
8,103,775
Germany — 0.1%
(b)
Minimax Viking GmbH, Facility Term
Loan B1C, 07/31/25
(k)(q)
........ USD 995 948,800
Nidda Healthcare Holding GmbH,
Facility Term Loan
(b)
 08/21/26
(q)
................ EUR 5,000 4,659,290
(LIBOR GBP 6 Month + 4.50%),
5.71%, 08/21/26 .......... GBP 2,000 2,154,621
Rain Carbon, Inc., Term Loan,
(EURIBOR 3 Month + 3.00%),
3.00%
,
 01/16/25 ............ EUR 7,300 7,069,933
Springer Nature Deutschland GmbH,
Term Loan B18, 08/14/26
(k)(q)
.... USD 1,000 957,250
Tele Columbus AG, Term Loan A3,
10/15/24
(q)
................ EUR 3,100 2,810,078
TK Elevator Midco GmbH, Facility Term
Loan B1, 07/30/27
(k)(q)
......... USD 1,998 1,866,424
Wittur Holding GmbH, Facility 1st Lien
Term Loan B, (EURIBOR 6 Month +
4.50%), 4.50%
,
 10/02/26 ...... EUR 5,060 3,842,761
24,309,157
Ireland — 0.0%
ICON plc, Term Loan
(LIBOR USD 3 Month + 2.25%),
4.56%, 07/03/28
(b)(k)
........ USD 979 944,199
944,199
Jersey, Channel Islands — 0.1%
(b)(c)
Vita Global FinCo Ltd., Facility Term
Loan, (LIBOR GBP 6 Month +
7.00%), 8.19%
,
 07/06/27 ...... GBP 7,799 9,293,040
Vita Global FinCo Ltd., Term Loan,
(EURIBOR 3 Month + 7.00%),
0.00% - 15.00%
,
 01/01/28 ...... EUR 12,999 13,333,663
22,626,703
Luxembourg — 0.2%
(b)
AEA International Holdings SARL, 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 6.06%
,
 09/07/28
(c)
USD 7,372 7,021,598
AI Convoy SARL, Term Loan,
01/18/27
(k)(q)
............... 997 951,029
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Connect Finco SARL, Term Loan
 12/11/26
(b)(k)(q)
.............. USD 15,366 $ 14,098,643
Herens Holdco SARL, Facility Term
Loan B, (EURIBOR 3 Month +
4.00%), 4.00%
,
 07/03/28 ...... EUR 6,600 5,891,587
Jazz Pharmaceuticals plc, Term Loan
 05/05/28
(b)(k)(q)
.............. USD 25,213 24,003,715
LSF10 XL Bidco SCA, Facility Term
Loan B4, 04/12/28
(q)
.......... EUR 1,564 1,398,415
Luxembourg Life Fund II - Absolute
Return Fund III, Delayed Draw
Term Loan, (LIBOR USD 3 Month +
0.00%), 0.00% - 15.00%
,
 01/01/28
(c)
USD 2,894 2,850,618
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan, (LIBOR
USD 3 Month + 9.25%), 0.00% -
15.00%
,
 01/01/28
(c)
.......... 18,759 18,477,500
Motion Acquisition Ltd., Facility Term
Loan B, 11/12/26
(q)
........... EUR 4,100 3,780,531
78,473,636
Mexico — 0.0%
Credito Real SAB de CV SOFOM ENR,
Term Loan B, (LIBOR USD 3 Month
+ 3.75%), 5.25%
,
 02/21/23
(b)(c)
... USD 2,240 246,400
Netherlands — 0.0%
(b)
Median BV, Facility Term Loan B1,
(EURIBOR 6 Month + 5.00%),
5.23%
,
 10/14/27 ............ EUR 9,000 8,700,605
Nobel Bidco BV, Facility Term Loan
B, (EURIBOR 6 Month + 3.50%),
3.50%
,
 09/01/28 ............ 6,000 4,858,254
Nouryon Finance BV, Term Loan,
10/01/25
(k)(q)
............... USD 997 940,891
14,499,750
Norway — 0.0%
Silk Bidco AS, Facility Term Loan B,
02/24/25
(b)(q)
............... EUR 9,000 6,790,716
Puerto Rico — 0.0%
Evertec Group, LLC, Term Loan B,
11/27/24
(b)(k)(q)
.............. USD 997 978,238
Spain — 0.1%
(b)
Challenger, Term Loan, (EURIBOR
1 Month + 0.00%), 0.00% -
15.00%
,
 01/01/28
(c)
.......... EUR 37,962 39,086,519
Invictus Media SLU, 2nd Lien Term
Loan, 12/26/25
(c)(q)
........... 97 91,663
Invictus Media SLU, Facility Term Loan
B1, (EURIBOR 6 Month + 4.75%),
4.75%
,
 06/26/25 ............ 3 2,577
Invictus Media SLU, Facility Term Loan
B2, (EURIBOR 1 Month + 5.75%),
0.00% - 6.75%
,
 06/26/25 ...... 2 1,611
Pax Midco Spain SLU, Facility B Term
Loan, (EURIBOR 6 Month + 4.75%),
4.75%
,
 07/01/26 ............ 1,619 1,425,450
Promotora de Informaciones SA, Term
Loan, (EURIBOR 6 Month + 6.00%),
6.00%
,
 03/31/25
(c)
........... 1 1,142
40,608,962

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Sweden — 0.0%
(b)
Diaverum Holding SARL, Facility Term
Loan B, (EURIBOR 6 Month +
3.25%), 3.25%
,
 07/04/24 ...... EUR 500 $ 477,037
Quimper AB, Facility Term Loan B1,
(EURIBOR 3 Month + 2.93%),
2.93%
,
 02/16/26 ............ 8,375 7,736,557
8,213,594
United Kingdom — 0.2%
(b)
Emerald 2 Limited, 1st Lien Term Loan,
07/12/28
(k)(q)
............... USD 997 950,889
Entain plc, Facility Term Loan B,
03/29/27
(q)
................ 7,204 6,881,260
INEOS Styrolution Group GmbH, Term
Loan B, 01/29/26
(k)(q)
.......... 997 939,188
Mercia, Term Loan A1, (LIBOR
GBP 3 Month + 2.40%), 0.00% -
15.00%
,
 01/01/28
(c)
.......... GBP 14,171 17,250,104
Mercia, Term Loan A2, (LIBOR
GBP 3 Month + 2.40%), 0.00% -
15.00%
,
 01/01/28
(c)
.......... 29,233 35,585,631
Mercia, Term Loan B1, (LIBOR
GBP 3 Month + 2.40%), 0.00% -
15.00%
,
 01/01/28
(c)
.......... 1,646 2,003,630
Misys Ltd., 1st Lien Term Loan,
(EURIBOR 3 Month + 3.00%),
4.00%
,
 06/13/24 ............ EUR 5,429 5,104,260
Rainbow UK Holdco Ltd., Term Loan
B2, (EURIBOR 6 Month + 3.75%),
3.75%
,
 02/24/29 ............ 2,600 2,393,813
71,108,775
United States — 4.1%
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
5.92% - 6.50%
,
 05/17/28
(b)
..... USD 8,623 6,639,883
Advantage Sales & Marketing Inc., 1st
Lien Term Loan B1, 10/28/27
(b)(k)(q)
997 915,177
Ahead DB Holdings LLC, 1st Lien Term
Loan B, 10/18/27
(b)(k)(q)
........ 997 935,139
AHP Health Partners, Inc., Term Loan,
08/24/28
(b)(k)(q)
.............. 748 704,164
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(b)
(LIBOR USD 1 Month + 3.75%),
5.42%, 02/02/26 .......... 8,251 7,329,692
(LIBOR USD 1 Month + 4.75%),
6.26%, 02/02/26 .......... 3,307 2,976,480
AIT Worldwide Logistics Holdings, Inc.,
1st Lien Term Loan, 04/06/28
(b)(k)(q)
997 901,060
AlixPartners LLP, Term Loan
(b)
(EURIBOR 3 Month + 3.25%),
3.25%, 02/04/28 .......... EUR 988 962,411
 02/04/28
(k)(q)
............... USD 997 946,195
Allegiant Travel Co., Term Loan,
(LIBOR USD 3 Month + 3.00%),
4.44%
,
 02/05/24
(b)
........... 35,329 34,092,281
Allied Universal Holdco LLC, Term
Loan, (LIBOR USD 1 Month +
3.75%), 5.42%
,
 05/12/28
(b)
..... 7,444 6,808,194
Allspring Buyer LLC, Term Loan,
11/01/28
(b)(k)(q)
.............. 998 956,353
Altar BidCo, Inc., 1st Lien Term Loan
 02/01/29
(b)(k)(q)
.............. 29,430 26,987,310
Security
Par (000)
Par (000) Value
United States (continued)
Altar Bidco, Inc., 2nd Lien Term Loan,
02/01/30
(b)(q)
............... USD 12,695 $ 11,446,701
Amentum Government Services
Holdings LLC, 1st Lien Term Loan,
(SOFR 6 Month + 4.00%), 4.78% -
5.60%
,
 02/15/29
(b)(k)
.......... 1,000 949,380
American Auto Auction Group LLC, 1st
Lien Term Loan B, (SOFR 3 Month +
5.00%), 7.05%
,
 12/30/27
(b)
..... 20,431 19,052,215
American Auto Auction Group LLC, 2nd
Lien Term Loan B, (SOFR 3 Month +
8.75%), 10.80%
,
 01/02/29
(b)(c)
... 10,919 10,482,240
American Builders & Contractors
Supply Co., Inc., Term Loan,
01/15/27
(b)(k)(q)
.............. 997 941,330
American Rock Salt Co. LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.00%), 5.67%
,
 06/09/28
(b)
..... 2,369 2,132,132
AMF MF Portfolio, Term Loan, 0.00% -
15.00%
,
 01/01/28
(c)(r)
......... 4,446 4,446,000
AmWINS Group, Inc., Term Loan,
02/19/28
(b)(k)(q)
.............. 997 940,534
Apex Group Treasury Ltd., 1st Lien
Term Loan, 07/27/28
(b)(k)(q)
...... 997 942,626
Apex Tool Group LLC, 1st Lien Term
Loan, (SOFR 1 Month + 5.25%),
6.53%
,
 02/08/29
(b)
........... 22,308 19,568,569
AppLovin Corp., Term Loan, 08/15/25
(b)
(k)(q)
..................... 997 951,704
APX Group, Inc., Term Loan, 07/10/28
(b)
(k)(q)
..................... 1,000 942,190
Arches Buyer Inc., Term Loan,
12/06/27
(b)(k)(q)
.............. 1,000 910,000
Array Tech, Inc., Term Loan, 10/14/27
(b)
(k)(q)
..................... 997 915,718
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 4.00%), 5.63%
,
 11/24/27
(b)(c)
4,909 4,516,584
Ascend Performance Materials
Operations LLC, Term Loan,
08/27/26
(b)(k)(q)
.............. 997 970,038
Astoria Energy LLC, Term Loan B,
12/10/27
(b)(k)(q)
.............. 996 935,699
Asurion LLC, Term Loan B6, 11/03/23
(b)
(k)(q)
..................... 1,000 958,750
Avaya, Inc., Term Loan, 12/15/27
(b)(c)(q)
3,333 3,016,365
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
5.57%
,
 12/15/27
(b)
........... 3,510 2,632,500
Avaya, Inc., Term Loan B2, 12/15/27
(b)(q)
3,700 2,793,500
B&G Foods, Inc., Term Loan B4,
10/10/26
(b)(k)(q)
.............. 1,000 939,690
Bakelite UK Intermediate Ltd., Term
Loan, (SOFR 3 Month + 4.00%),
6.16%
,
 05/29/29
(b)(c)
.......... 15,351 14,314,807
Bally's Corp., Facility Term Loan B
 10/02/28
(b)(k)(q)
.............. 31,297 28,974,353
Barracuda Networks, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.75%), 5.98%
,
 02/12/25
(b)
..... 12,069 11,938,576
Barracuda Networks, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month +
6.75%), 7.99%
,
 10/30/28
(b)
..... 4,224 4,213,139
BCP Renaissance Parent LLC, Term
Loan B3, 11/02/26
(b)(k)(q)
........ 997 948,786

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
BCPE North Star US Holdco 2, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 4.00%), 6.25%
,
 06/09/28
(b)
USD 10,208 $ 9,378,922
Beacon Roofing Supply, Inc., Term
Loan, 05/19/28
(b)(k)(q)
.......... 997 949,891
Belron Group SA, Term Loan,
04/13/28
(b)(k)(q)
.............. 997 956,748
Broadstreet Partners, Inc., Term Loan,
01/27/27
(b)(k)(q)
.............. 997 935,737
Brookfield Property REIT Inc., Term
Loan B, (SOFR 1 Month + 2.50%),
4.13%
,
 08/27/25
(b)(k)
.......... 997 953,314
Brown Group Holdings LLC, Term Loan,
06/07/28
(b)(k)(q)
.............. 997 944,333
Cablevision Lightpath LLC, Term Loan
 11/30/27
(b)(k)(q)
.............. 2,974 2,797,377
Caesars Resort Collection LLC, Term
Loan B, 12/23/24
(b)(k)(q)
........ 997 958,531
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
3.50%), 5.17%
,
 07/21/25
(b)
..... 3,696 3,554,787
Caliber Home Loans, Term Loan,
(LIBOR USD 1 Month + 0.00%),
0.00% - 15.00%
,
 07/01/25
(b)(c)
... 50,380 50,254,050
Calpine Construction Finance Co. LP,
Term Loan B, 01/15/25
(b)(k)(q)
..... 997 955,828
Calpine Corp., Term Loan, 04/05/26
(b)(k)
(q)
...................... 997 937,584
Carnival Corp., Term Loan, (LIBOR
USD 3 Month + 3.00%),
5.88%
,
 06/30/25
(b)(k)
.......... 997 924,142
Catalent Pharma Solutions, Inc., Term
Loan B3, (LIBOR USD 1 Month +
2.00%), 3.63%
,
 02/22/28
(b)(k)
.... 997 981,016
CCC Intelligent Solutions, Inc., Term
Loan, 09/21/28
(b)(k)(q)
.......... 997 944,128
CCI Buyer, Inc., 1st Lien Term Loan,
12/17/27
(b)(k)(q)
.............. 997 907,702
CDK Global, Inc., Term Loan B
 07/06/29
(b)(k)(q)
.............. 1,000 942,630
Centuri Group, Inc., Term Loan,
08/27/28
(b)(k)(q)
.............. 1,496 1,429,399
Change Healthcare Holdings, Inc.,
Term Loan
 03/01/24
(b)(k)(q)
.............. 9,433 9,161,109
CHG Healthcare Services, Inc., 1st Lien
Term Loan, 09/29/28
(b)(k)(q)
...... 997 941,129
Chobani LLC, Term Loan, 10/25/27
(b)(k)(q)
997 902,204
Citadel Securities LP, Term Loan,
02/02/28
(b)(k)(q)
.............. 997 957,267
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 4.47%
,
 04/05/28
(b)
..... 3,967 3,510,808
Clarios Global LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
4.92%
,
 04/30/26
(b)(k)
.......... 1,000 931,250
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
5.17%
,
 12/17/26
(b)(k)
.......... 997 916,843
CML Hyatt Lost Pines, Term Loan,
(LIBOR USD 1 Month + 0.00%),
0.00% - 15.00%
,
 01/01/28
(b)(c)
... 25,700 25,314,500
CML La Quinta Resort, Term Loan,
01/01/38
(b)(c)(q)
.............. 21,603 21,370,931
Security
Par (000)
Par (000) Value
United States (continued)
CML Lake Tahoe Resort Hotel, Term
Loan, 01/01/38
(b)(c)(q)
.......... USD 13,037 $ 12,901,449
CML Paradise Plaza, Term Loan,
01/01/28
(b)(c)(q)
.............. 23,953 23,556,528
CML ST Regis Aspen, Term Loan,
01/01/28
(b)(c)(q)
.............. 28,933 28,419,631
CML Trigrams, Term Loan, 09/15/24
(b)(c)
(q)
...................... 109,494 108,529,966
Cobham Ultra US Co., Term Loan,
11/17/28
(b)(q)
............... 3,887 3,689,424
Colorado Plaza, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
15.00%
,
 05/15/24
(b)(c)
......... 15,894 14,463,647
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 6.00%
,
 05/17/28
(b)
..... 2,320 1,933,585
ConnectWise LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%),
5.75%
,
 09/29/28
(b)
........... 12,875 11,758,879
Coral US Co., Term Loan B-6,
10/15/29
(b)(k)(q)
.............. 1,000 934,750
Core & Main LP, Term Loan B,
07/27/28
(b)(k)(q)
.............. 1,500 1,425,630
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month +
3.25%), 4.57%
,
 04/12/28
(b)
..... 11,667 9,625,308
Coty, Inc., Term Loan B, (EURIBOR 1
Month + 2.50%), 2.50%
,
 04/07/25
(b)
EUR 2,376 2,319,921
Covanta Holding Corp., Term Loan B,
11/30/28
(b)(k)(q)
.............. USD 928 875,092
Covanta Holding Corp., Term Loan C,
11/30/28
(b)(k)(q)
.............. 70 65,714
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 5.17%
,
 10/02/28
(b)
..... 1,698 1,555,635
CP Iris Holdco I, Inc., Delayed Draw 1st
Lien Term Loan, 10/02/28
(b)(q)
.... 340 311,903
CQP Holdco LP, Term Loan, 06/05/28
(b)
(k)(q)
..................... 997 935,139
Creative Artists Agency, LLC, Term
Loan, 11/27/26
(b)(k)(q)
.......... 997 943,581
Crocs, Inc., Term Loan, 02/20/29
(b)(k)(q)
1,000 908,130
CSC Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.50%),
3.82%
,
 04/15/27
(b)
........... 9,502 8,811,198
Cushman & Wakefield US Borrower
LLC, Term Loan, 08/21/25
(b)(k)(q)
.. 997 936,854
CWGS Group, LLC, Term Loan,
06/03/28
(b)(k)(q)
.............. 997 884,431
Dealer Tire, LLC, Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
5.92%
,
 01/01/38
(b)(k)
.......... 997 952,139
Delta Topco, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 7.25%),
9.34%
,
 12/01/28
(b)(c)
.......... 4,652 3,954,200
Diamond (BC) BV, Term Loan,
09/29/28
(b)(k)(q)
.............. 997 918,941
DirectTV Financing LLC, Term Loan
 08/02/27
(b)(k)(q)
.............. 10,276 9,432,255
DRI Holding, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 5.25%),
6.92%
,
 12/21/28
(b)
........... 6,298 5,495,193
DS Parent, Inc., Term Loan B,
(LIBOR USD 3 Month + 5.75%),
8.00%
,
 12/10/28
(b)
........... 9,880 9,451,589

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Dun & Bradstreet Corp. (The), Term
Loan, 02/06/26
(b)(k)(q)
.......... USD 997 $ 939,176
ECL Entertainment LLC, Term Loan
B, (LIBOR USD 3 Month + 7.50%),
9.75%
,
 05/01/28
(b)
........... 9,591 9,345,395
Ecovyst Catalyst Technologies LLC,
Term Loan, 06/09/28
(b)(k)(q)
...... 997 951,348
EFS Cogen Holdings I LLC, Term Loan
B, 10/01/27
(b)(k)(q)
............ 1,000 933,960
Electron Bidco, Inc., 1st Lien Term
Loan, 11/01/28
(b)(k)(q)
.......... 998 931,954
Element Materials Technology Group
US Holdings, Inc., Term Loan,
04/12/29
(b)(k)(q)
.............. 316 302,368
Element Materials Technology Group
US Holdings, Inc., Term Loan B,
04/12/29
(b)(k)(q)
.............. 684 655,132
Emerald Technologies US
Acquisitionco, Inc., Term Loan
B, (SOFR 1 Month + 6.25%),
7.88%
,
 12/29/27
(b)
........... 7,937 7,617,137
Engineered Machinery Holdings, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 6.00%
,
 05/19/28
(b)(k)
997 934,532
Ensemble RCM, LLC, Term Loan,
08/03/26
(b)(k)(q)
.............. 997 962,316
Entegris, Inc., Term Loan B, 07/06/29
(b)
(k)(q)
..................... 1,000 965,000
Enterprise Development Authority
(The), Term Loan B, (LIBOR USD 1
Month + 4.25%), 5.92%
,
 02/28/28
(b)
5,693 5,415,858
EP Purchaser LLC, 1st Lien Term Loan,
11/06/28
(b)(k)(q)
.............. 998 946,797
Evercommerce Solutions, Inc., Term
Loan, 07/06/28
(b)(k)(q)
.......... 997 942,626
Everi Holdings, Inc., Term Loan B,
08/03/28
(b)(k)(q)
.............. 997 954,316
EW Scripps Co. (The), Term Loan B3,
01/07/28
(b)(k)(q)
.............. 997 941,540
Fanatics Commerce Intermediate
Holdco LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.31% -
4.92%
,
 11/24/28
(b)
........... 10,632 10,016,527
Fertitta Entertainment LLC, Term
Loan B, (SOFR 1 Month + 4.00%),
5.53%
,
 01/27/29
(b)
........... 15,412 14,173,501
FinCo I LLC, Term Loan, 06/27/25
(b)(k)(q)
1,000 950,630
First Advantage Holdings LLC, 1st Lien
Term Loan, 01/31/27
(b)(k)(q)
...... 1,000 957,140
First Eagle Holdings, Inc., Term Loan,
02/01/27
(b)(k)(q)
.............. 997 928,804
First Student Bidco, Inc., Term Loan B,
07/21/28
(b)(k)(q)
.............. 728 648,892
First Student Bidco, Inc., Term Loan C,
07/21/28
(b)(k)(q)
.............. 270 240,728
Flexera Software LLC, 1st Lien Term
Loan, 03/03/28
(b)(k)(q)
.......... 998 943,965
Flexsys Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
5.25%), 6.31% - 6.92%
,
 11/01/28
(b)(c)
4,555 4,201,987
Foundation Building Materials, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.49%
,
 01/31/28
(b)(c)
2,223 1,934,281
Freeport LNG investments LLLP, Term
Loan B, 12/21/28
(b)(k)(q)
........ 1,000 861,670
Security
Par (000)
Par (000) Value
United States (continued)
Froneri International Limited, 1st Lien
Term Loan B2, 01/29/27
(b)(k)(q)
.... USD 997 $ 915,584
Frontier Communications Holdings LLC,
Term Loan B, (LIBOR USD 3 Month
+ 3.75%), 6.06%
,
 05/01/28
(b)
.... 15,496 14,465,434
Galaxy Brands, Delayed Draw Term
Loan, 01/01/38
(b)(q)
........... 6,122 6,121,873
Galaxy Brands, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
15.00%
,
 01/01/38
(b)(c)
......... 28,373 27,663,888
Gates Global LLC, Term Loan B3,
03/31/27
(b)(k)(q)
.............. 997 939,116
Global Medical Response, Inc., Term
Loan, 10/02/25
(b)(k)(q)
.......... 997 925,780
GoodRx, Inc., 1st Lien Term Loan,
10/10/25
(b)(k)(q)
.............. 1,000 910,500
GoTo Group, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
6.35%
,
 08/31/27
(b)
........... 29,533 22,371,371
Great Outdoors Group, LLC, Term Loan
B2, 03/06/28
(b)(k)(q)
........... 997 906,716
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 3 Month +
0.00%), 8.83%
,
 07/20/26
(b)(c)
.... 23,920 23,472,696
Greeneden US Holdings I LLC, Term
Loan
 12/01/27
(b)(k)(q)
.............. 5,230 4,986,682
Griffon Corp., Term Loan B, 01/24/29
(b)(k)
(q)
...................... 623 593,193
Grifols Worldwide Operations Ltd., Term
Loan B, 11/15/27
(b)(k)(q)
......... 1,000 942,880
Grosvenor Capital Management
Holdings LLLP, Term Loan,
02/24/28
(b)(k)(q)
.............. 997 942,614
GYP Holdings III Corp., Term Loan,
06/01/25
(b)(k)(q)
.............. 997 945,101
Hamilton Projects Acquiror LLC, Term
Loan, 06/17/27
(b)(k)(q)
.......... 997 953,817
Hanger, Inc., Term Loan B, 03/06/25
(b)(k)
(q)
...................... 928 894,172
Helix Gen Funding, LLC, Term Loan,
06/03/24
(b)(k)(q)
.............. 970 893,414
Herschend Entertainment Co. LLC,
Term Loan
 08/27/28
(b)(k)(q)
.............. 4,772 4,539,812
Hertz Corp. (The), Term Loan B,
06/30/28
(b)(k)(q)
.............. 838 787,700
Hertz Corp. (The), Term Loan C,
06/30/28
(b)(k)(q)
.............. 160 149,951
Hillman Group, Inc. (The), Term Loan,
07/14/28
(b)(k)(q)
.............. 997 931,404
Hilton Grand Vacations Borrower LLC,
Term Loan
 08/02/28
(b)(k)(q)
.............. 4,399 4,110,553
Hilton Washington Dupont Hotel, Term
Loan, (LIBOR USD 1 Month +
0.00%), 0.00% - 15.00%
,
 04/01/24
(b)
(c)
...................... 30,785 27,090,708
Hostess Brands LLC, 1st Lien Term
Loan B, 08/03/25
(b)(k)(q)
........ 997 953,619
Houston Center, Term Loan, 12/09/22
(b)
(c)(q)
..................... 28,416 28,263,386
HRNI Holdings LLC, Term Loan B,
(LIBOR USD 1 Month + 4.25%),
5.92%
,
 12/11/28
(b)
........... 38,514 37,358,531

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Hudson River Trading LLC, Term Loan,
03/20/28
(b)(k)(q)
.............. USD 997 $ 930,395
Hydrofarm Holdings Group, Inc., Term
Loan, (LIBOR USD 3 Month +
5.50%), 8.38%
,
 10/25/28
(b)(c)
.... 4,515 4,154,085
Hyland Software, Inc., 1st Lien Term
Loan, 07/01/24
(b)(k)(q)
.......... 997 960,286
II-VI, Inc., Term Loan B, 07/02/29
(b)(k)(q)
1,500 1,434,375
Imprivata, Inc., Term Loan, 12/01/27
(b)(k)
(q)
...................... 1,000 958,130
Informatica LLC, Term Loan
 10/27/28
(b)(k)(q)
.............. 42,881 40,602,716
Insulet Corp., Term Loan B, 05/04/28
(b)(k)
(q)
...................... 997 945,113
Interface Security Systems LLC, Term
Loan, (LIBOR USD 3 Month +
7.00%), 0.00% - 15.00%
,
 08/07/23
(b)
(c)
...................... 12,651 12,240,234
IRB Holding Corp., Term Loan B,
12/15/27
(b)(k)(q)
.............. 1,000 936,670
Iridium Satellite LLC, Term Loan B2,
11/04/26
(b)(k)(q)
.............. 997 955,057
ITT Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
4.42%
,
 07/10/28
(b)
........... 3,859 3,684,926
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
6.25%
,
 04/26/28
(b)
........... 8,032 7,640,001
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
6.42%
,
 10/04/28
(b)(c)
.......... 6,141 5,772,672
Jane Street Group, LLC, Term Loan,
01/26/28
(b)(k)(q)
.............. 997 956,821
Jeld-Wen, Inc., Term Loan, (LIBOR
USD 1 Month + 2.25%),
3.92%
,
 07/28/28
(b)
........... 8,389 7,944,036
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
2.75%), 4.42%
,
 09/22/28
(b)(k)
.... 1,000 942,080
Kronos Acquisition Holdings, Inc., Term
Loan, (SOFR 1 Month + 6.00%),
7.65%
,
 12/22/26
(b)
........... 3,337 3,266,314
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.75%), 5.42%
,
 12/17/27
(b)
..... 17,333 14,164,359
LifePoint Health, Inc., 1st Lien Term
Loan, 11/16/25
(b)(k)(q)
.......... 1,000 931,090
LSF11 A5 Holdco LLC, Term Loan,
(SOFR 1 Month + 3.50%),
5.14%
,
 10/15/28
(b)
........... 19,115 17,836,866
Lummus Technology Holdings V LLC,
Term Loan B, 06/30/27
(b)(k)(q)
..... 997 919,344
Luxembourg Life Fund - Long Term
Growth Fund, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
15.00%
,
 01/01/38
(b)(c)
......... 24,507 24,384,465
Madison IAQ LLC, Term Loan,
06/21/28
(b)(k)(q)
.............. 997 906,042
Marcel LUX IV SARL, Facility Term
Loan B1, 03/16/26
(b)(k)(q)
........ 1,000 961,250
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 9.07%
,
 09/03/26
(b)
..... 5,562 5,070,681
Security
Par (000)
Par (000) Value
United States (continued)
McAfee Corp., Term Loan B1, (SOFR 1
Month + 4.00%), 5.15%
,
 03/01/29
(b)(k)
USD 1,000 $ 907,500
McAfee Corp., Term Loan B2,
(EURIBOR 3 Month + 4.25%),
4.25%
,
 03/01/29
(b)
........... EUR 2,464 2,341,561
Medical Solutions Holdings, Inc., 1st
Lien Term Loan, 11/01/28
(b)(k)(q)
... USD 838 784,065
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (LIBOR USD 3
Month + 7.00%), 9.88%
,
 11/01/29
(b)
3,210 2,953,200
Medical Solutions Holdings, Inc.,
Delayed Draw 1st Lien Term Loan,
11/01/28
(b)(k)(q)
.............. 160 149,720
Medline Borrower LP, Term Loan
 10/23/28
(b)(k)(q)
.............. 43,312 40,097,798
MetroNet Systems Holdings LLC, 1st
Lien Term Loan
 06/02/28
(b)(k)(q)
.............. 2,198 2,029,224
MI Windows and Doors LLC, Term
Loan B1, (SOFR 1 Month + 3.50%),
5.13%
,
 12/18/27
(b)
........... 3,364 3,148,294
MIP V Waste LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
4.92%
,
 12/08/28
(b)
........... 5,334 5,146,955
Mirion Technologies (US Holdings), Inc.,
Term Loan, 10/20/28
(b)(k)(q)
...... 995 939,019
Misys Ltd., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.74%
,
 06/13/24
(b)
........... 994 894,112
MKS Instruments, Inc., Term Loan B,
04/11/29
(b)(k)(q)
.............. 1,500 1,431,750
Momentive Performance Materials, Inc.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.92%
,
 05/15/24
(b)(k)
997 961,691
MPH Acquisition Holdings LLC, Term
Loan, 09/01/28
(b)(k)(q)
.......... 997 915,693
Naked Juice LLC, 1st Lien Term Loan
 01/24/29
(b)(k)(q)
.............. 2,376 2,206,846
Naked Juice LLC, 2nd Lien Term
Loan, (SOFR 3 Month + 6.00%),
8.15%
,
 01/24/30
(b)(c)
.......... 943 848,700
NASCAR Holdings LLC, Term Loan,
10/19/26
(b)(k)(q)
.............. 978 937,577
New Look Corp. Ltd., Term Loan
(c)
(LIBOR GBP 6 Month + 0.00%),
16.50%, 11/10/27
(b)
........ GBP 214 247,927
0.00%, 11/09/29
(r)
........... 161 39,197
NFP Corp., Term Loan, 02/15/27
(b)(k)(q)
USD 997 919,648
Northwest Fiber LLC, 1st Lien Term
Loan B2, 04/30/27
(b)(k)(q)
........ 997 885,259
OD Intermediate SUBI Holdco II LLC,
Term Loan, 04/01/26
(c)(q)(r)
...... 67,176 63,615,986
Olaplex, Inc., Term Loan, 02/23/29
(b)(c)(q)
23,625 22,266,883
Option Care Health, Inc., 1st Lien Term
Loan, 10/27/28
(b)(k)(q)
.......... 997 950,941
Orbit Private Holdings I Ltd., 1st Lien
Term Loan, 12/11/28
(b)(c)(k)(q)
..... 997 942,632
Organon & Co., Term Loan
(b)
(EURIBOR 3 Month + 3.00%),
3.00%, 06/02/28 .......... EUR 3,884 3,739,413
 06/02/28
(k)(q)
............... USD 1,500 1,440,630
OVG Business Services LLC, Term
Loan, (LIBOR USD 1 Month +
6.25%), 7.25%
,
 11/20/28
(b)
..... 12,123 11,364,954

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Owens & Minor, Inc., Term Loan
B1, (SOFR 1 Month + 3.75%),
5.38%
,
 03/29/29
(b)
........... USD 6,874 $ 6,805,035
Pactiv Evergreen, Inc., Term Loan B2,
02/05/26
(b)(k)(q)
.............. 997 928,274
Park Avenue Tower, Term Loan,
03/09/24
(b)(c)(q)
.............. 41,664 41,422,639
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 4.22%
,
 12/28/27
(b)
..... 2,110 1,716,991
PCI Gaming Authority, Facility Term
Loan B
 05/29/26
(b)(k)(q)
.............. 13,041 12,455,807
Penn National Gaming, Inc., Term Loan
B, 05/03/29
(b)(k)(q)
............ 1,000 956,880
Peraton Corp., 1st Lien Term Loan B,
(LIBOR USD 1 Month + 3.75%),
5.42%
,
 02/01/28
(b)(k)
.......... 997 934,550
Petco Health and Wellness Co., Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 5.50%
,
 03/03/28
(b)(k)
997 938,095
PG&E Corp., Term Loan
(LIBOR USD 1 Month + 3.00%),
4.69%, 06/23/25
(b)(k)
........ 14,095 13,256,031
Phoenix Guarantor, Inc., 1st Lien Term
Loan B1, 03/05/26
(b)(k)(q)
........ 997 930,534
Pike Corp., Term Loan, 01/21/28
(b)(k)(q)
1,000 948,540
Pilot Travel Centers LLC, Term Loan B,
08/04/28
(b)(k)(q)
.............. 997 953,847
Playtika Holding Corp., Term Loan B1,
03/13/28
(b)(k)(q)
.............. 997 938,255
PLH Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month +
6.00%), 7.41%
,
 08/07/23
(b)(c)
.... 5,978 5,873,515
PODS LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 4.67%
,
 03/31/28
(b)(k)
997 926,416
Pre-Paid Legal Services, Inc., 1st Lien
Term Loan, 12/15/28
(b)(k)(q)
...... 998 928,922
Presidio Holdings, Inc., Term Loan,
01/22/27
(b)(k)(q)
.............. 997 941,768
Primary Products Finance LLC, Term
Loan B, 04/01/29
(b)(k)(q)
........ 1,000 970,310
Prime Security Services Borrower LLC,
1st Lien Term Loan B1, 09/23/26
(b)(k)
(q)
...................... 1,500 1,397,190
Pro Mach Group, Inc., 1st Lien Term
Loan, 08/31/28
(b)(k)(q)
.......... 997 938,891
ProFrac Holdings II LLC, Term
Loan, (SOFR 6 Month + 8.50%),
10.01%
,
 03/04/25
(b)(c)
......... 11,556 11,324,605
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.92%
,
 03/10/28
(b)
12,445 11,640,366
QUIKRETE Holdings, Inc., 1st Lien
Term Loan, 02/01/27
(b)(k)(q)
...... 997 932,110
Radiate Holdco LLC, Term Loan,
09/25/26
(b)(k)(q)
.............. 997 925,175
Radnet Management, Inc., 1st Lien
Term Loan, 04/23/28
(b)(k)(q)
...... 1,000 947,710
RE/MAX LLC, Term Loan, 07/21/28
(b)(c)(k)
(q)
...................... 997 895,239
Red Ventures LLC, 1st Lien Term Loan,
11/08/24
(b)(k)(q)
.............. 829 801,587
Security
Par (000)
Par (000) Value
United States (continued)
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 5.93%
,
 04/27/28
(b)
..... USD 27,413 $ 23,483,766
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 8.97%
,
 04/27/29
(b)
..... 10,460 8,953,760
Restoration Hardware, Inc., Term Loan,
10/20/28
(b)(k)(q)
.............. 997 870,936
Robertshaw US Holding Corp., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.50%), 5.19%
,
 02/28/25
(b)
..... 6,846 5,559,601
Robertshaw US Holding Corp., 2nd Lien
Term Loan, (LIBOR USD 1 Month +
8.00%), 9.69%
,
 02/28/26
(b)(c)
.... 4,760 3,094,000
Ryan Specialty Group LLC, Term
Loan, (SOFR 1 Month + 3.00%),
4.63%
,
 09/01/27
(b)(c)(k)
......... 997 957,563
Sabre GLBL, Inc., Term Loan B1,
12/17/27
(b)(k)(q)
.............. 385 358,812
Sabre GLBL, Inc., Term Loan B2,
12/17/27
(b)(k)(q)
.............. 613 571,968
Scientific Games Holdings LP, 1st
Lien Term Loan, (SOFR 3 Month +
3.50%), 4.18%
,
 04/04/29
(b)
..... 20,577 19,008,004
Scientific Games International, Inc.,
Term Loan B, 04/14/29
(b)(k)(q)
..... 1,500 1,421,250
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 03/16/27
(b)
..... 11,456 10,195,545
Seaworld Parks & Entertainment, Inc.,
Term Loan, (LIBOR USD 1 Month +
3.00%), 4.69%
,
 08/25/28
(b)
..... 42,217 39,568,182
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 5.17%
,
 09/23/27
(b)
..... 1,585 1,433,077
Sheraton Austin, Term Loan, 01/01/28
(b)
(c)(q)
..................... 19,738 19,432,968
Signal Parent, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
5.17%
,
 04/03/28
(b)
........... 6,264 4,781,638
Sinclair Television Group, Inc., Term
Loan B2B, 09/30/26
(b)(c)(k)(q)
...... 997 907,667
Sitel Group, Term Loan, 08/28/28
(b)(k)(q)
1,496 1,435,454
SolarWinds Holdings, Inc., 1st Lien
Term Loan, 02/05/24
(b)(k)(q)
...... 1,496 1,428,414
Sonder Corp., Term Loan,
7.93% 01/19/27
(b)(c)
........... 33,880 30,661,690
Sotheby's, Term Loan, (LIBOR USD 3
Month + 4.50%), 5.54%
,
 01/15/27
(b)(k)
1,000 955,000
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.50%), 4.25%
,
 06/08/28
(b)
1,856 1,748,109
Spirit Aerosystems, Inc., Term Loan,
01/15/25
(b)(k)(q)
.............. 997 970,306
SRAM LLC, Term Loan, 05/18/28
(b)(k)(q)
984 934,507
SRS Distribution, Inc., Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.02%
,
 06/02/28
(b)
........... 10,320 9,499,565
Station Casinos LLC, Facility Term Loan
B1, 02/08/27
(b)(k)(q)
........... 997 936,187
Superannuation and Investments Finco
Pty Limited, Term Loan, 12/01/28
(b)(k)
(q)
...................... 997 953,544

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Surgery Center Holdings, Inc., Term
Loan, 08/31/26
(b)(k)(q)
.......... USD 997 $ 927,342
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month +
4.00%), 5.60%
,
 10/06/28
(b)
..... 4,007 3,280,696
Talen Energy Supply LLC, Term Loan,
(SOFR 3 Month + 4.75%), 5.95% -
6.68%
,
 11/13/23
(b)
........... 27,729 27,373,792
TAMKO Building Products LLC, Term
Loan
 05/29/26
(b)(k)(q)
.............. 9,696 9,054,059
Tempo Acquisition LLC, Term Loan B1,
08/31/28
(b)(k)(q)
.............. 1,496 1,415,818
Tenable, Inc., Term Loan, 07/07/28
(b)(k)(q)
997 945,953
The Vinoy St. Petersburg, Term Loan,
01/01/38
(b)(c)(q)
.............. 25,134 24,931,639
ThoughtWorks, Inc., Term Loan,
03/24/28
(b)(k)(q)
.............. 1,495 1,431,942
TransDigm, Inc., Term Loan E,
05/30/25
(b)(k)(q)
.............. 997 945,745
TransMontaigne Operating Company
LP, Term Loan B, 11/17/28
(b)(k)(q)
.. 1,000 944,790
Triton Water Holdings, Inc., 1st Lien
Term Loan
 03/31/28
(b)(k)(q)
.............. 5,174 4,562,724
TruGreen Ltd. Partnership, 1st Lien
Term Loan, 11/02/27
(b)(k)(q)
...... 997 945,929
Uber Technologies, Inc., Term Loan,
02/25/27
(b)(k)(q)
.............. 997 952,753
UKG, Inc., 1st Lien Term Loan
(b)(k)(q)
 05/04/26 ................. 997 932,038
 05/04/26 ................. 997 940,213
Ultra Clean Holdings, Inc., Term Loan
B, 08/27/25
(b)(k)(q)
............ 993 962,161
United Airlines, Inc., Term Loan B,
04/21/28
(b)(k)(q)
.............. 997 924,539
Univision Communications, Inc., 1st
Lien Term Loan
(b)(q)
 03/15/26
(k)
................ 5,271 4,969,938
 06/24/29 ................. 1,090 1,036,405
US Foods, Inc., Term Loan B,
09/13/26
(b)(k)(q)
.............. 997 938,218
Vaca Morada, Term Loan, 01/01/28
(b)(c)(q)
32,565 32,483,298
Vaco Holdings LLC, Term Loan,
(SOFR 3 Month + 5.00%),
7.20%
,
 01/21/29
(b)
........... 7,763 7,446,027
Valcour Packaging LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 5.22%
,
 10/04/28
(b)(c)
.... 4,158 3,876,943
Verscend Holding Corp., Term Loan
B1, (LIBOR USD 1 Month + 4.00%),
5.67%
,
 08/27/25
(b)(k)
.......... 999 954,495
Vertex Aerospace Services Corp., 1st
Lien Term Loan, 12/06/28
(b)(k)(q)
... 998 944,513
Vertiv Group Corp., Term Loan B,
03/02/27
(b)(k)(q)
.............. 1,000 927,500
VFH Parent LLC, Term Loan, 01/13/29
(b)
(k)(q)
..................... 1,000 945,420
ViaSat, Inc., Term Loan, 03/02/29
(b)(k)(q)
1,000 928,750
Victory Capital Holdings, Inc., Term
Loan B2, 07/01/26
(b)(k)(q)
........ 1,000 957,500
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month +
2.50%), 3.82%
,
 01/31/28
(b)(k)
.... 1,000 934,440
Security
Par (000)
Par (000) Value
United States (continued)
Virtusa Corp., Term Loan B1, 02/15/29
(b)
(k)(q)
..................... USD 998 $ 939,316
VM Consolidated, Inc., 1st Lien Term
Loan, 03/24/28
(b)(k)(q)
.......... 997 944,489
VS Buyer, LLC, Term Loan,
(LIBOR USD 1 Month + 3.00%),
4.67%
,
 02/28/27
(b)(k)
.......... 997 936,355
WEX, Inc., Term Loan B, 03/31/28
(b)(k)(q)
997 956,957
White Cap Supply Holdings LLC, Term
Loan, (SOFR 1 Month + 3.75%),
5.28%
,
 10/19/27
(b)
........... 13,415 12,325,160
WIN Waste Innovations Holdings, Inc.,
Term Loan, 03/24/28
(b)(k)(q)
...... 997 945,363
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 5.81%
,
 12/21/27
(b)(c)
.... 3,258 3,037,625
WP CityMD Bidco LLC, Term Loan,
12/22/28
(b)(k)(q)
.............. 998 937,650
WR Grace Holdings LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
6.06%
,
 09/22/28
(b)(k)
.......... 997 944,128
Xperi Holding Corp., Term Loan B,
06/08/28
(b)(k)(q)
.............. 1,481 1,413,437
Zayo Group Holdings, Inc., Term Loan,
03/09/27
(b)(k)(q)
.............. 1,000 919,110
Ziggo Financing Partnership, Facility
Term Loan I, 04/30/28
(b)(k)(q)
..... 1,000 930,310
ZoomInfo LLC, 1st Lien Term Loan,
02/02/26
(b)(k)(q)
.............. 1,000 964,380
1,746,625,250
Total Floating Rate Loan Interests — 4.8%
(Cost: $2,167,413,213) ........................... 2,032,863,356
Foreign Agency Obligations
Argentina — 0.0%
YPF SA
(a)
4.00%, 02/12/26
(e)
........... 8,209 6,403,332
7.00%, 12/15/47 ............ 10,000 4,950,000
11,353,332
China — 0.1%
China Development Bank, 3.30%
,
02/01/24 ................. CNY 168,000 25,446,889
Colombia — 0.1%
Ecopetrol SA, 6.88%
,
04/29/30 .... USD 19,034 16,730,886
Empresas Publicas de Medellin ESP
(a)
4.25%, 07/18/29 ............ 6,313 4,937,160
4.38%, 02/15/31 ............ 4,826 3,668,665
25,336,711
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(d)
.... EUR 2,625 2,261,819
France — 0.1%
Electricite de France SA
(b)(d)(n)
(USD Swap Semi 10 Year + 3.71%),
5.25% ................. USD 1,100 1,040,627
(EUR Swap Annual 6 Year +
3.44%), 4.00% ........... EUR 8,500 8,150,431
(EUR Swap Annual 12 Year +
3.79%), 5.38% ........... 11,500 10,999,625
(EUR Swap Annual 12 Year +
3.04%), 5.00% ........... 900 827,430

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
France (continued)
(BPSWS13 + 4.23%), 6.00% ... GBP 7,500 $ 8,046,049
(EUR Swap Annual 5 Year +
3.37%), 2.88% ........... EUR 5,400 4,385,671
(EUR Swap Annual 5 Year +
3.20%), 3.00% ........... 1,000 795,132
(BPISDS15 + 3.32%), 5.88% ... GBP 5,800 5,762,226
(EUR Swap Annual 5 Year +
3.97%), 3.38% ........... EUR 17,800 12,124,035
52,131,226
Germany — 0.1%
Kreditanstalt fuer Wiederaufbau, 1.38%
,
06/07/32
(d)
................ 47,666 47,053,993
Greece — 0.0%
Public Power Corp. SA, 3.38%
,
07/31/28
(d)
................ 2,438 2,010,708
India — 0.0%
(d)
Oil India Ltd., 5.13%
,
02/04/29 ..... USD 4,500 4,436,156
Power Finance Corp. Ltd., 4.50%
,
06/18/29 ................. 5,000 4,665,000
9,101,156
Ireland — 0.1%
AIB Group plc
(b)(d)
(EUR Swap Annual 5 Year +
5.70%), 5.25%
(n)
.......... EUR 4,396 4,186,419
(EUR Swap Annual 5 Year +
6.63%), 6.25%
(n)
.......... 8,248 8,037,410
(EUR Swap Annual 5 Year +
2.15%), 1.88%, 11/19/29 ..... 10,000 9,678,866
(EUR Swap Annual 5 Year +
3.30%), 2.88%, 05/30/31 .... 16,500 15,658,542
37,561,237
Italy — 0.0%
(d)
Banca Monte dei Paschi di Siena SpA
3.63%, 09/24/24 ............ 3,800 3,663,633
2.63%, 04/28/25 ............ 1,650 1,526,548
1.88%, 01/09/26 ............ 285 248,540
Poste Italiane SpA, (EURIBOR Swap
Rate 5 Year + 2.68%), 2.63%
(b)(n)
. 5,275 3,841,916
9,280,637
Mexico — 0.3%
Petroleos Mexicanos
6.88%, 10/16/25 ............ USD 5,000 4,650,000
8.75%, 06/02/29
(a)
........... 34,700 31,041,319
6.70%, 02/16/32 ............ 103,137 78,126,278
5.50%, 06/27/44 ............ 5,383 3,060,235
6.75%, 09/21/47 ............ 7,332 4,490,850
Series 13-2, 7.19%, 09/12/24 ... MXN 2,306 10,447,058
131,815,740
Netherlands — 0.0%
TenneT Holding BV, (EUR Swap Annual
5 Year + 2.72%), 2.37%
(b)(d)(n)
.... EUR 5,400 5,213,685
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(a)
..... USD 4,650 4,379,138
Qatar — 0.0%
Qatar Energy, 3.13%
,
07/12/41
(d)
... 5,550 4,362,994
South Africa — 0.1%
Eskom Holdings SOC Ltd.
(d)
7.13%, 02/11/25 ............ 10,000 8,401,875
Security
Par (000)
Par (000) Value
South Africa (continued)
8.45%, 08/10/28 ............ USD 7,396 $ 5,932,054
14,333,929
Ukraine — 0.0%
NPC Ukrenergo, 6.88%
,
11/09/26
(a)
.. 5,709 1,370,160
Total Foreign Agency Obligations — 0.9%
(Cost: $465,852,716) ............................. 383,013,354
Foreign Government Obligations
Angola — 0.0%
Republic of Angola, 8.75%
,
04/14/32
(a)
9,675 7,740,000
Argentina — 0.0%
Argentine Republic (The), 1.13%
,
07/09/35
(e)
................ 28,936 6,047,624
Austria — 0.2%
Republic of Austria, 2.10%
,
09/20/17
(a)(d)
EUR 63,597 56,282,549
Colombia — 0.3%
Republic of Colombia
4.50%, 03/15/29 ............ USD 48,434 41,843,949
3.00%, 01/30/30 ............ 19,557 14,903,656
7.00%, 03/26/31 ............ COP 50,361,000 9,132,592
3.13%, 04/15/31 ............ USD 20,001 14,835,742
3.25%, 04/22/32 ............ 20,290 14,720,395
7.25%, 10/18/34 ............ COP 44,376,000 7,641,644
4.13%, 02/22/42 ............ USD 5,685 3,570,180
4.13%, 05/15/51 ............ 9,149 5,493,975
112,142,133
Dominican Republic — 0.1%
Dominican Republic Government Bond,
5.50%
,
02/22/29
(a)
........... 17,436 15,150,794
France — 0.0%
French Republic, 0.75%
,
05/25/52
(d)
. EUR 13,464 8,981,875
Germany — 0.3%
(d)
Federal Republic of Germany
0.00%, 08/15/26 ............ 14,033 14,152,990
0.25%, 02/15/27 ............ 27,210 27,578,125
0.50%, 08/15/27 ............ 9,910 10,101,814
4.75%, 07/04/28 ............ 7,440 9,443,967
4.75%, 07/04/34 ............ 7,830 11,175,706
1.25%, 08/15/48 ............ 1,500 1,450,862
Federal Republic of Germany Inflation
Linked Bond, 0.10%
,
04/15/26 ... 53,730 60,042,216
133,945,680
Ghana — 0.0%
Republic of Ghana, 7.63%
,
05/16/29
(d)
USD 6,169 2,961,120
Greece — 0.2%
Hellenic Republic
(a)(d)
0.00%, 02/12/26 ............ EUR 16,384 15,573,011
3.88%, 03/12/29 ............ 19,840 21,445,423
1.50%, 06/18/30 ............ 28,866 25,923,086
1.88%, 01/24/52 ............ 44,635 28,395,195
91,336,715
Hungary — 0.1%
Hungary Government Bond, 5.50%
,
06/16/34
(a)
................ USD 17,669 17,141,368

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
India — 0.0%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(d)
........... USD 1,138 $ 988,495
Indonesia — 0.0%
(d)
Bank Negara Indonesia Persero Tbk.
PT, 3.75%
,
03/30/26 .......... 2,980 2,689,778
Republic of Indonesia
4.63%, 04/15/43 ............ 2,985 2,686,828
4.75%, 07/18/47 ............ 2,985 2,736,499
8,113,105
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.63%
,
03/22/48
(d)
................ EUR 8,543 5,966,373
Mexico — 0.2%
United Mexican States
2.75%, 11/27/31 ............ MXN 8,216 36,906,735
4.50%, 11/22/35 ............ 4,935 25,751,544
4.40%, 02/12/52 ............ USD 32,055 24,121,388
86,779,667
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(d)
3,332 2,965,847
Philippines — 0.0%
Republic of the Philippines, 2.65%
,
12/10/45 ................. 1,702 1,166,057
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(g)
(p)
...................... RUB 3,698,723 5,716,208
South Africa — 0.1%
Republic of South Africa
8.50%, 01/31/37 ............ ZAR 528,168 25,644,228
7.30%, 04/20/52 ............ USD 20,455 16,364,000
42,008,228
Spain — 0.1%
Kingdom of Spain, 3.45%
,
07/30/66
(a)(d)
EUR 49,950 54,308,044
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri
Lanka
(d)(g)(p)
5.75%, 04/18/23 ............ USD 1,434 445,705
6.85%, 03/14/24 ............ 4,398 1,231,924
6.35%, 06/28/24 ............ 1,930 540,612
6.13%, 06/03/25 ............ 600 194,550
6.83%, 07/18/26 ............ 1,000 328,313
2,741,104
Ukraine — 0.0%
Ukraine Government Bond
7.75%, 09/01/24
(d)
........... 23 5,750
7.38%, 09/25/32
(a)
........... 6,537 1,601,565
7.25%, 03/15/33
(a)
........... 8,238 2,018,310
3,625,625
United Kingdom — 0.1%
U.K. Treasury Bonds, 3.50%
,
01/22/45
(d)
................ GBP 33,536 46,593,348
Total Foreign Government Obligations — 1.7%
(Cost: $974,127,214) ............................. 712,701,959
Security
Shares
Shares Value
Investment Companies
BlackRock Liquid Environmentally
Aware Fund, Class Direct
(s)
..... 369,364,346 $ 369,216,600
Health Care Select Sector SPDR
Fund
(h)
................... 273,006 35,010,289
Industrial Select Sector SPDR Fund . 87,333 7,627,664
Invesco BulletShares 2022 High Yield
Corporate Bond ETF ......... 302,000 6,659,100
Invesco QQQ Trust 1, Series 1
(h)
.... 864,790 242,383,341
iShares 5-10 Year Investment Grade
Corporate Bond ETF
(s)
........ 215,000 10,977,900
iShares China Large-Cap ETF
(s)
.... 149,549 5,071,207
iShares Core U.S. Aggregate Bond
ETF
(s)
................... 23,200 2,358,976
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(h)(s)
....... 435,092 47,873,173
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(s)
.......... 4,443 379,077
iShares Latin America 40 ETF
(s)
.... 536,067 12,082,950
iShares MSCI Brazil ETF
(h)(s)
...... 496,774 13,606,640
iShares Nasdaq Biotechnology ETF
(s)
29,333 3,450,441
SPDR S&P 500 ETF Trust ........ 9,770 3,685,733
VanEck Semiconductor ETF
(h)
..... 28,000 5,704,440
Vanguard Intermediate-Term Corporate
Bond ETF ................. 382,000 30,567,640
Total Investment Companies — 1.9%
(Cost: $812,610,227) ............................. 796,655,171
Par (000)
Pa r (000)
Municipal Bonds
Arizona - 0.0%
Arizona Health Facilities Authority ,
Series 2007B, RB , VRDN ,
1.46%, 07/01/22
(t)
........... USD 10,240 10,206,873
Arizona State University , Series 2019A,
RB, 5.00%, 07/01/41 ......... 4,010 4,377,449
Salt River Project Agricultural
Improvement & Power District ,
Series 2022A, RB, 5.00%, 01/01/31 12,110 14,142,487
28,726,809
California - 0.3%
Bay Area Toll Authority
Series 2010S-1, RB,
6.92%, 04/01/40 .......... 12,435 15,691,666
Series 2019F-1, RB,
2.43%, 04/01/26 .......... 6,220 5,951,848
California Pollution Control Financing
Authority , Series 2012, RB, AMT,
5.00%, 11/21/45
(a)
........... 11,555 11,574,799
California State Public Works Board ,
Series 2009G, Sub-Series G-2, RB,
8.36%, 10/01/34 ............ 7,255 9,617,733
California State University , Series
2020B, RB, 2.98%, 11/01/51 .... 10,810 8,375,371
Center Unified School District , Series
2021 B, GO, 3.00%, 08/01/51 ... 9,675 7,455,388
Central Unified School District , Series
2021A, GO, 3.00%, 08/01/44 .... 5,000 4,048,714
City of Los Angeles Department of
Airports , Series 2018 D, RB, AMT,
5.00%, 05/15/48 ............ 9,230 9,616,102

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
California (continued)
City of Oakland
Series 2022C-1, GO,
4.00%, 07/15/33 .......... USD 5,555 $ 5,936,541
Series 2022C-1, GO,
4.00%, 07/15/34 .......... 5,775 6,112,458
City of Richmond Wastewater , Series
2019A, RB, 4.00%, 08/01/49 .... 4,000 3,809,184
City of Riverside Electric , Series 2010A,
RB, 7.61%, 10/01/40 ......... 3,805 5,050,522
Contra Costa Community College
District , Series 2010B, GO,
6.50%, 08/01/34 ............ 3,205 3,785,384
Golden State Tobacco Securitization
Corp.
Series 2021 A 1, RB,
3.49%, 06/01/36 .......... 3,520 2,957,175
Series 2021B, RB, 2.75%, 06/01/34 4,140 3,482,574
Los Angeles Department of Water &
Power
Series 2021, RB, 5.00%, 07/01/51 19,500 21,418,805
Series 2022 A, RB, 5.00%, 07/01/41 7,535 8,430,347
Los Angeles Unified School
District , Series 2010RY, GO,
6.76%, 07/01/34 ............ 3,745 4,455,038
Pomona Unified School District , Series
2021F, GO, 3.00%, 08/01/48 .... 1,000 786,214
San Mateo Joint Powers Financing
Authority , Series 2021 A-1, RB,
3.00%, 06/15/46 ............ 4,410 3,451,299
Sanger Unified School District , Series
2021-A, GO, 3.00%, 08/01/51 ... 5,590 4,178,986
State of California
Series 2009, GO, 7.50%, 04/01/34 2,155 2,766,067
Series 2009, GO, 7.55%, 04/01/39 4,840 6,579,336
Series 2009, GO, 7.30%, 10/01/39 7,375 9,557,056
Series 2009, GO, 7.35%, 11/01/39 2,270 2,963,941
Series 2019, GO, 3.00%, 10/01/37 7,000 6,427,967
Temecula Valley Unified School District ,
Series 2021-D, GO, 3.00%, 08/01/47 5,000 4,074,824
University of California , Series 2009R,
RB, 5.77%, 05/15/43 ......... 3,960 4,563,539
West County Facilities Financing
Authority , Series 2021, RB,
4.00%, 06/01/46 ............ 5,130 5,144,102
188,262,980
Colorado - 0.2%
Board of Water Commissioners City &
County of Denver (The) , Series 2021
A, RB, 5.00%, 12/15/35 ....... 8,000 9,260,239
City & County of Denver , Series 2022 A,
GO, 5.00%, 08/01/37 ......... 15,285 17,676,366
City of Greeley Sewer
Series 2022, RB, 3.00%, 08/01/38 1,275 1,166,787
Series 2022, RB, 3.00%, 08/01/39 1,340 1,206,296
Series 2022, RB, 3.00%, 08/01/40 1,380 1,232,141
Colorado Health Facilities Authority
Series 2016A, RB, 4.00%, 11/15/46 10,860 10,080,270
Series 2019A-2, RB,
5.00%, 08/01/44 .......... 13,500 13,987,215
Series 2021 A, RB, 4.00%, 11/15/50 6,530 5,894,935
Denver Colorado City & County School
District No. 1 , Series 2022 A, GO,
5.00%, 12/01/45 ............ 5,950 6,693,417
67,197,666
Security
Par (000)
Par (000) Value
Connecticut - 0.0%
Connecticut State Health & Educational
Facilities Authority , Series 2015L,
RB, 5.00%, 07/01/45 ......... USD 6,375 $ 6,537,983
State of Connecticut , Series 2017A,
GO, 3.31%, 01/15/26 ......... 2,265 2,246,494
8,784,477
Delaware - 0.0%
University of Delaware , Series 2010A,
RB, 5.87%, 11/01/40 ......... 7,500 8,234,847
District of Columbia - 0.1%
District of Columbia
Series 2015, RB, 5.00%, 07/15/34 3,280 3,418,429
Series 2015, RB, 5.00%, 07/15/35 3,280 3,412,683
Series 2019 A, GO, 5.00%, 10/15/32 13,490 15,200,469
Metropolitan Washington Airports
Authority Dulles Toll Road , Series
2022 A, RB, 3.00%, 10/01/53 .... 6,000 4,572,029
Washington Metropolitan Area Transit
Authority , Series 2021 A, RB,
5.00%, 07/15/33 ............ 11,665 13,359,608
39,963,218
Florida - 0.4%
Brevard County Health Facilities
Authority , Series 2022A, RB,
5.00%, 04/01/47 ............ 14,000 14,726,223
County of Broward Airport System ,
Series 2019C, RB, 2.91%, 10/01/32 3,100 2,706,817
County of Miami-Dade
Series 2017D, RB, 3.45%, 10/01/30 2,725 2,535,701
Series 2018C, RB, 4.06%, 10/01/31 4,765 4,604,744
Series 2019E, RB, 2.53%, 10/01/30 7,590 6,584,919
County of Miami-Dade Water &
Sewer System , Series 2021, RB,
4.00%, 10/01/51 ............ 18,035 16,590,696
Florida Department of Management
Services , Series 2021 A, COP,
3.00%, 11/01/36 ............ 5,005 4,529,157
State of Florida Department of
Transportation Turnpike System
Series 2022 A, RB, 5.00%, 07/01/29 8,790 10,071,226
Series 2022 A, RB, 5.00%, 07/01/30 9,225 10,683,607
Series 2022 A, RB, 5.00%, 07/01/31 9,685 11,317,362
Series 2022 A, RB, 5.00%, 07/01/32 10,170 11,967,700
Series 2022 A, RB, 5.00%, 07/01/33 10,680 12,645,244
Sumter Landing Community
Development District , Series 2016,
RB, 4.17%, 10/01/47 ......... 2,555 2,273,307
111,236,703
Georgia - 0.1%
Municipal Electric Authority of Georgia ,
Series 2010A, RB, 6.66%, 04/01/57 2,355 2,791,456
State of Georgia
Series 2021 A, GO, 5.00%, 07/01/29 6,785 7,840,008
Series 2021 A, GO, 5.00%, 07/01/32 5,000 5,885,681
Series 2022C, GO,
5.00%, 07/01/30
(u)
......... 7,850 9,173,169
Series 2022C, GO,
5.00%, 07/01/31
(u)
......... 7,850 9,287,484
34,977,798
Idaho - 0.0%
Idaho Health Facilities Authority , Series
2017A-ID, RB, 5.00%, 12/01/47 .. 3,180 3,350,247
Indiana - 0.1%
Indiana Finance Authority
Series 2015A, RB, 4.00%, 12/01/40 18,785 18,538,947

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Indiana (continued)
Series 2021 B, RB, 5.00%, 02/01/33 USD 5,545 $ 6,396,868
24,935,815
Louisiana - 0.0%
State of Louisiana , Series 2021 A, GO,
5.00%, 03/01/38 ............ 9,625 10,844,849
Maryland - 0.2%
County of Anne Arundel
Series 2022, GO, 5.00%, 04/01/29 2,810 3,237,525
Series 2022, GO, 5.00%, 10/01/30 1,560 1,827,596
Series 2022, GO, 5.00%, 10/01/31 1,280 1,514,615
Series 2022, GO, 5.00%, 10/01/32 1,560 1,852,974
Series 2022, GO, 5.00%, 10/01/33 1,560 1,840,097
Series 2022, GO, 5.00%, 10/01/34 1,560 1,833,364
Series 2022, GO, 5.00%, 10/01/35 1,555 1,817,945
Series 2022, GO, 5.00%, 10/01/36 1,555 1,809,037
County of Montgomery , Series 2015MD,
RB, 4.00%, 12/01/44 ......... 39,965 37,815,829
State of Maryland , Series 2021-A, GO,
5.00%, 08/01/33 ............ 6,020 7,029,067
60,578,049
Massachusetts - 0.4%
City of Boston
Series 2020 B, GO, 5.00%, 11/01/35 6,000 6,880,334
Series 2020 B, GO, 5.00%, 11/01/40 5,205 5,897,742
City of Springfield
Series 2022, GO, 3.25%, 03/01/47 7,795 6,461,088
Series 2022, GO, 3.25%, 03/01/52 9,815 7,799,206
Commonwealth of Massachusetts
Series 2009E, GO, 5.46%, 12/01/39 805 907,220
Series 2019H, GO, 2.90%, 09/01/49 1,055 828,864
Series 2020 D, GO, 4.00%, 11/01/37 12,820 13,191,213
Series 2020C, GO, 3.00%, 03/01/49 15,585 12,440,162
Series 2021 B, GO, 3.00%, 04/01/49 9,115 7,118,470
Series 2021 D, GO, 5.00%, 09/01/49 7,795 8,662,187
Massachusetts Bay Transportation
Authority Assessment , Series 2022
A-2, RB, 5.00%, 07/01/52 ...... 10,000 11,113,553
Massachusetts Development Finance
Agency
Series 2015O-1, RB,
4.00%, 07/01/45 .......... 5,240 4,938,167
Series 2016Q, RB, 5.00%, 07/01/47 6,715 6,963,631
Series 2018J-2, RB,
5.00%, 07/01/48 .......... 6,880 7,177,901
Series 2022B, RB, 5.00%, 11/15/32 15,000 18,034,783
Massachusetts Housing Finance
Agency
Series 2014B, RB, AMT,
4.30%, 12/01/34 .......... 2,965 2,931,972
Series 2014B, RB, AMT,
4.50%, 12/01/39 .......... 2,425 2,425,530
Series 2014B, RB, AMT,
4.60%, 12/01/44 .......... 2,575 2,458,880
Series 2014E, RB, AMT,
3.80%, 12/01/29 .......... 100 99,787
Series 2014E, RB, AMT,
4.05%, 12/01/34 .......... 105 104,296
Series 2014E, RB, AMT,
4.20%, 12/01/39 .......... 110 107,156
Series 2015A, RB, AMT,
4.25%, 12/01/35 .......... 1,630 1,631,940
Series 2015A, RB, AMT,
4.35%, 12/01/40 .......... 815 805,132
Series 2015A, RB, AMT,
4.50%, 12/01/48 .......... 2,575 2,500,040
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts School Building
Authority
Series 2019B, RB, 2.87%, 10/15/31 USD 11,415 $ 10,200,637
Series 2019B, RB, 2.97%, 10/15/32 9,240 8,200,250
University of Massachusetts Building
Authority , Series 2022-1, RB,
5.00%, 11/01/52 ............ 17,000 18,282,682
168,162,823
Michigan - 0.1%
City of Detroit Sewage Disposal
System , Series 2006D, RB , VRDN ,
1.24%, 07/04/22
(t)
........... 5,685 5,545,760
Michigan Finance Authority
Series 2016, RB, 5.00%, 11/15/28 2,960 3,207,120
Series 2016, RB, 5.00%, 11/15/41 2,620 2,715,041
Series 2019 A, RB, 4.00%, 02/15/47 17,985 16,935,433
Michigan State Housing Development
Authority
Series 2018A, RB, 4.00%, 10/01/43 2,710 2,613,434
Series 2018A, RB, 4.05%, 10/01/48 1,250 1,155,077
Series 2018B, RB, 3.55%, 10/01/33 2,830 2,731,759
Waverly Community Schools , Series
2022 I, GO, 3.00%, 11/01/47 .... 5,785 4,497,015
39,400,639
Minnesota - 0.1%
County of Hennepin , Series 2019 B,
GO, 5.00%, 12/15/36 ......... 10,000 11,155,128
State of Minnesota
Series 2019 A, GO, 5.00%, 08/01/29 10,000 11,571,734
Series 2020B, GO, 4.00%, 08/01/29 5,630 6,152,501
Series 2021 A, GO, 4.00%, 09/01/38 7,785 8,118,567
36,997,930
Missouri - 0.1%
Health & Educational Facilities Authority
of the State of Missouri
Series 2015A, RB, 4.00%, 01/01/45 18,085 17,282,261
Series 2021 A, RB, 4.00%, 07/01/30 1,690 1,798,281
19,080,542
Montana - 0.0%
Montana Facility Finance Authority ,
Series 2021 A, RB, 3.00%, 06/01/50 3,000 2,308,935
Nevada - 0.0%
County of Clark , Series 2020 C, RB,
5.00%, 07/01/29 ............ 10,000 11,420,727
New Hampshire - 0.0%
New Hampshire Municipal Bond Bank ,
Series 2022 A, RB, 3.00%, 02/15/38 1,530 1,404,316
New Jersey - 0.0%
New Jersey Educational Facilities
Authority , Series 2021B, RB,
5.00%, 03/01/32 ............ 5,000 5,856,189
New Jersey Health Care Facilities
Financing Authority
Series 2021, RB, 3.00%, 07/01/51 4,965 3,745,650
Series 2021 A, RB, 4.00%, 07/01/51 8,560 8,194,119
New Jersey Transportation Trust
Fund Authority , Series 2010C, RB,
5.75%, 12/15/28 ............ 3,800 3,986,353
Rutgers The State University of
New Jersey , Series 2019R, RB,
3.27%, 05/01/43 ............ 8,950 7,526,502
29,308,813

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
New York - 0.6%
City of New York , Series
2022B-SubSeriesB-1, GO,
5.00%, 08/01/30 ............ USD 9,940 $ 11,385,482
New York City Housing Development
Corp.
Series 2018C-1, RB,
3.70%, 11/01/38 .......... 2,815 2,629,228
Series 2018C-1-B, RB,
3.85%, 11/01/43 .......... 8,275 7,653,489
New York City Municipal Water Finance
Authority
Series 2010AA-1, RB,
5.75%, 06/15/41 .......... 1,610 1,873,632
Series 2011AA, RB,
5.44%, 06/15/43 .......... 4,775 5,414,886
Series 2020 CC-1, RB,
4.00%, 06/15/49 .......... 7,785 7,561,567
New York City Transitional Finance
Authority Future Tax Secured
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 .......... 11,870 11,564,917
Series 2019C, Sub-Series C-3, RB,
3.35%, 11/01/30 .......... 14,430 13,575,564
New York State Dormitory Authority
Series 2020F, RB, 3.19%, 02/15/43 4,005 3,355,324
Series 2022 A, RB, 5.00%, 03/15/31 17,770 20,301,664
Series 2022 A, RB, 5.00%, 03/15/32 8,600 9,857,563
New York State Urban Development
Corp.
Series 2017D, RB, 3.32%, 03/15/29 10,345 9,872,274
Series 2020 E, RB, 4.00%, 03/15/38 6,360 6,318,408
Series 2021 B, RB, 2.01%, 03/15/30 14,585 12,443,677
Series 2021 B, RB, 2.50%, 03/15/33 15,800 13,172,630
New York Transportation Development
Corp.
Series 2016A, RB, AMT,
5.00%, 07/01/41 .......... 945 950,859
Series 2016A, RB, AMT,
5.00%, 07/01/46 .......... 3,480 3,498,069
Series 2016A, RB, AMT,
5.25%, 01/01/50 .......... 10,150 10,241,225
Port Authority of New York & New
Jersey , Series 2012-174, RB,
4.46%, 10/01/62 ............ 8,520 8,294,690
State of New York , Series 2019B, GO,
2.80%, 02/15/32 ............ 11,215 10,148,383
State of New York Mortgage Agency ,
Series 2014-189, RB, AMT,
3.85%, 10/01/34 ............ 690 693,001
Triborough Bridge & Tunnel Authority
Series 2021 A-1, RB,
5.00%, 05/15/51 .......... 7,620 8,308,717
Series 2021 SUB, RB,
3.00%, 05/15/51 .......... 11,665 9,306,413
188,421,662
North Carolina - 0.1%
City of Charlotte
Series 2021 B, RB, AMT,
4.00%, 07/01/51 .......... 5,980 5,577,999
Series 2021A, RB, 3.00%, 07/01/46 12,920 10,235,426
County of Guilford , Series 2022 A, GO,
5.00%, 03/01/30 ............ 1,555 1,808,447
17,621,872
Security
Par (000)
Par (000) Value
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A, RB, 7.83%, 02/15/41 .... USD 4,015 $ 5,394,409
JobsOhio Beverage System , Series
2013B, RB, 3.99%, 01/01/29 .... 12,270 12,424,480
State of Ohio , Series 2020 C, GO,
5.00%, 03/01/39 ............ 4,095 4,619,606
22,438,495
Oregon - 0.1%
Oregon Health & Science University ,
Series 2021 A, RB, 3.00%, 07/01/51 5,670 4,539,952
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28 6,710 7,071,152
Series 2003B, GO, 5.68%, 06/30/28 6,520 6,920,504
Series 2005A, GO, 4.76%, 06/30/28 8,793 8,996,156
Oregon State Facilities Authority , Series
2016 A, RB, 4.00%, 06/01/41 .... 5,000 4,812,627
State of Oregon , Series 2003, GO,
5.89%, 06/01/27 ............ 8,785 9,386,430
41,726,821
Pennsylvania - 0.0%
Allegheny County Airport Authority ,
Series 2021 A, RB, AMT,
4.00%, 01/01/46 ............ 7,605 7,086,388
Chartiers Valley School District , Series
2021 A, GO, 3.00%, 10/15/49 ... 3,055 2,374,273
City of Philadelphia , Series 2017B, RB,
AMT, 5.00%, 07/01/42 ........ 3,500 3,627,425
Commonwealth Financing Authority ,
Series 2016A, RB, 4.14%, 06/01/38 1,580 1,537,155
Commonwealth of Pennsylvania , Series
2021-First, GO, 5.00%, 05/15/29 . 8,030 9,150,802
Pennsylvania State University (The) ,
Series 2020A, RB, 4.00%, 09/01/50 4,755 4,750,437
Pennsylvania Turnpike Commission ,
Series 2016A-1, RB,
5.00%, 12/01/41 ............ 7,835 8,238,916
South Wayne County Water and
Sewer Authority , Series 2021, RB,
4.00%, 02/15/30 ............ 885 938,786
37,704,182
Puerto Rico - 0.2%
Commonwealth of Puerto Rico
(t)
Series 2022, VRDN,
0.00%, 11/01/43 .......... 9,434 4,690,443
Series 2022, VRDN,
0.00%, 11/01/51 .......... 137,475 54,238,376
Puerto Rico Electric Power Authority
Series 2003NN, RB,
5.50%, 07/01/20
(g)(p)
........ 2,060 1,653,037
Series 2007-TT, RB,
5.00%, 07/01/18 .......... 1,915 1,536,682
Series 2008WW, RB,
5.38%, 07/01/24 .......... 1,530 1,227,741
Series 2008WW, RB,
5.25%, 07/01/33 .......... 2,930 2,351,164
Series 2008WW, RB,
5.50%, 07/01/38
(g)(p)
........ 6,160 4,943,061
Series 2010 AAA, RB,
5.25%, 07/01/26 .......... 940 754,298
Series 2010AAA, RB,
5.25%, 07/01/21
(g)(p)
........ 1,710 1,372,181
Series 2010ZZ, RB, 5.00%, 07/01/18 1,225 982,995
Series 2010ZZ, RB,
5.25%, 07/01/23
(g)(p)
........ 500 401,223
Series 2010ZZ, RB, 5.25%, 07/01/26 1,150 922,812

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Puerto Rico (continued)
Series 2010-ZZ, RB,
5.25%, 07/01/18 .......... USD 6,255 $ 5,019,293
Series 2012A, RB, 5.00%, 07/01/42 6,800 5,456,626
Series 2012A, RB, 5.05%, 07/01/42 1,030 826,518
Series 2013A, RB, 7.00%, 07/01/43 7,405 6,556,387
Series 2020CCC, RB,
5.25%, 07/01/28
(g)(p)
........ 1,635 1,311,998
Puerto Rico Sales Tax Financing
Corp. , Series 2018A-1, RB,
4.75%, 07/01/53 ............ 2,048 1,958,421
96,203,256
South Carolina - 0.0%
City of Charleston , Series 2022, RB,
5.00%, 01/01/52 ............ 7,985 8,982,806
Lexington County Health Services
District, Inc. , Series 2016, RB,
5.00%, 11/01/41 ............ 2,995 3,119,943
South Carolina Public Service Authority ,
Series 2016D, RB, 2.39%, 12/01/23 818 803,576
12,906,325
South Dakota - 0.0%
South Dakota Health & Educational
Facilities Authority , Series 2021-A,
RB, 4.00%, 11/01/34 ......... 6,960 6,976,925
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3, RB, 3.85%, 07/01/43 840 814,190
Series 2018-3, RB, 3.95%, 01/01/49 675 658,870
1,473,060
Texas - 0.1%
City of San Antonio Electric & Gas
Systems , Series 2021 A, RB,
5.00%, 02/01/46 ............ 13,000 14,095,984
Dallas Fort Worth International Airport ,
Series 2019A, RB, 3.14%, 11/01/45 2,360 1,954,748
Houston Community College System ,
Series 2021 A, GO, 5.00%, 02/15/29 1,195 1,361,490
North Texas Municipal Water District
Water System , Series 2021 A, RB,
5.00%, 09/01/29 ............ 10,000 11,519,009
Rockwall Independent School
District , Series 2022A, GO,
5.00%, 02/15/52
(u)
........... 7,985 8,783,181
Tarrant County Cultural Education
Facilities Finance Corp. , Series 2016
A, RB, 4.00%, 02/15/47 ....... 15,025 14,302,135
Temple College District , Series 2021,
GO, 3.00%, 07/01/46 ......... 6,035 4,759,872
Texas A&M University , Series 2017B,
RB, 2.84%, 05/15/27 ......... 5,965 5,726,240
Texas Private Activity Bond Surface
Transportation Corp. , Series 2019,
RB, AMT, 5.00%, 06/30/58 ..... 10,000 9,940,388
Texas Water Development Board ,
Series 2020, RB, 5.00%, 08/01/32 5,000 5,752,463
University of Houston , Series 2020 A,
RB, 3.00%, 02/15/44 ......... 5,530 4,498,089
Ysleta Independent School District ,
Series 2022, GO, 5.00%, 08/15/56 7,985 8,843,068
91,536,667
Security
Par (000)
Par (000) Value
Utah - 0.1%
Alpine School District , Series 2021 A,
GO, 4.00%, 03/15/28 ......... USD 5,305 $ 5,749,665
City of Salt Lake City Airport
Series 2021 A, RB, AMT,
5.00%, 07/01/37 .......... 7,785 8,312,463
Series 2021 A, RB, AMT,
5.00%, 07/01/46 .......... 12,445 13,081,329
University of Utah (The) , Series 2022 A,
RB, 4.00%, 08/01/51 ......... 8,030 7,978,544
35,122,001
Virginia - 0.1%
Tobacco Settlement Financing
Corp. , Series 2007A-1, RB,
6.71%, 06/01/46 ............ 11,715 11,054,614
Virginia College Building Authority ,
Series 2020B, RB, 1.97%, 02/01/32 6,520 5,412,252
Virginia Commonwealth Transportation
Board Trust
Series 2022, RB, 5.00%, 05/15/32 8,310 9,821,989
Series 2022, RB, 4.00%, 05/15/35 13,190 13,902,740
Series 2022, RB, 4.00%, 05/15/36 10,000 10,479,860
Virginia Small Business Financing
Authority , Series 2017, RB, AMT,
5.00%, 12/31/47 ............ 2,900 2,968,813
53,640,268
Washington - 0.3%
Central Puget Sound Regional Transit
Authority
Series 2021 S 1, RB,
5.00%, 11/01/33 .......... 4,985 5,788,012
Series 2021 S 1, RB,
4.00%, 11/01/46 .......... 9,490 9,529,820
Grant County Public Utility District
No. 2 , Series 2015M, RB,
4.58%, 01/01/40 ............ 2,550 2,492,819
State of Washington
Series 2022 A, GO, 5.00%, 08/01/39 10,000 11,298,334
Series 2022 C, GO, 5.00%, 02/01/31 5,000 5,841,065
Series R-2022A, GO,
4.00%, 02/01/36 .......... 11,555 12,029,815
Washington State Health Care Facilities
Authority , Series 2015A, RB,
4.00%, 10/01/45 ............ 35,310 33,390,692
80,370,557
Wisconsin - 0.2%
State of Wisconsin
Series 2021 B, GO, 5.00%, 05/01/32 5,000 5,657,115
Series 2021 B, GO, 5.00%, 05/01/33 9,925 11,157,581
University of Wisconsin Hospitals
& Clinics , Series 2021 B, RB,
4.00%, 04/01/51 ............ 13,795 12,599,707
Wisconsin Environmental Improvement
Fund , Series 2020 A, RB,
5.00%, 06/01/33 ............ 3,035 3,424,852
Wisconsin Health & Educational
Facilities Authority
Series 2016 A, RB, 5.00%, 11/15/35 6,895 7,226,401
Series 2016 A, RB, 5.00%, 11/15/39 6,925 7,203,676
Series 2017 A, RB, 4.00%, 04/01/39 10,000 9,553,770
Series 2019, RB, 4.00%, 12/15/49 5,000 4,518,561
61,341,663
Total Municipal Bonds — 3.9%
(Cost: $1,740,613,360) ........................... 1,642,661,937

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.1%
Cayman Islands — 0.0%
(c)
Prima Capital CRE Securitization Ltd.
(a)
Series 2015-4A, Class C, 4.00%,
08/24/49 ............... USD 1,075 $ 1,027,776
Series 2016-6A, Class C, 4.00%,
08/24/40
(c)
.............. 17,980 16,773,542
17,801,318
Netherlands — 0.0%
(b)
Domi BV, Series 2021-1, Class A,
(EURIBOR 3 Month + 0.63%),
0.35%, 06/15/53
(d)
........... EUR 2,545 2,635,180
Dutch Property Finance BV
Series 2021-1, Class B, (EURIBOR
3 Month + 1.10%), 0.69%,
07/28/58
(d)
.............. 740 748,786
Series 2021-2, Class A, (EURIBOR
3 Month + 0.70%), 0.29%,
04/28/59
(d)
.............. 2,880 2,981,852
Series 2021-2, Class B, (EURIBOR
3 Month + 0.80%), 0.38%,
04/28/59
(d)
.............. 820 818,647
Series 2021-2, Class C, (EURIBOR
3 Month + 1.05%), 0.64%,
04/28/59
(d)
.............. 504 496,968
Jubilee Place, Series 3, Class C,
(EURIBOR 3 Month + 1.60%),
1.15%, 01/17/59
(d)
........... 202 200,931
Paragon Mortgages No. 25 plc
Series 25, Class B, (SONIO/N +
1.07%), 2.01%, 05/15/50
(d)
... GBP 3,805 4,594,494
Series 25, Class C, (SONIO/N +
1.42%), 2.36%, 05/15/50
(d)
... 2,985 3,595,222
16,072,080
United Kingdom — 0.2%
(b)
Atlas Funding plc
Series 2021-1, Class C, (SONIO/N +
1.70%), 2.64%, 07/25/58
(d)
... 125 149,490
Series 2021-1, Class D, (SONIO/N +
2.25%), 3.19%, 07/25/58
(d)
... 110 131,442
Barley Hill No. 2 plc, Series 2, Class
C, (SONIO/N + 1.70%), 2.89%,
08/27/58
(d)
................ 520 618,053
Canada Square Funding plc
Series 2021-2, Class A, (SONIO/N +
0.78%), 1.86%, 06/17/58
(d)
... 1,965 2,349,556
Series 2021-2, Class B, (SONIO/N +
1.20%), 2.28%, 06/17/58
(d)
... 382 450,106
Series 2021-2, Class C, (SONIO/N +
1.60%), 2.68%, 06/17/58
(d)
... 102 118,804
Series 6, Class C, (SONIO/N +
1.45%), 2.39%, 01/17/59
(d)
... 317 364,136
Series 6, Class D, (SONIO/N +
1.85%), 2.79%, 01/17/59
(d)
... 178 204,820
CMF plc
Series 2020-1, Class B, (SONIO/N +
1.00%), 2.07%, 01/16/57
(d)
... 220 264,244
Series 2020-1, Class C, (SONIO/N +
1.25%), 2.32%, 01/16/57
(d)
... 100 119,790
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Finsbury Square
Series 2021-1GRX, Class AGRN,
(SONIO/N + 0.65%), 1.72%,
12/16/67
(d)
.............. GBP 2,709 $ 3,214,119
Series 2021-1GRX, Class B,
(SONIO/N + 1.00%), 2.07%,
12/16/67
(d)
.............. 1,470 1,708,502
Series 2021-1GRX, Class C,
(SONIO/N + 1.25%), 2.32%,
12/16/67
(d)
.............. 1,045 1,199,073
Finsbury Square plc
Series 2019-2, Class C, (SONIO/N +
2.05%), 3.12%, 09/16/69
(d)
... 385 468,106
Series 2019-2, Class D, (SONIO/N +
2.35%), 3.42%, 09/16/69
(d)
... 280 340,341
Series 2019-3, Class C, (SONIO/N +
2.00%), 3.07%, 12/16/69
(d)
... 790 954,506
Series 2020-1X, Class C, (SONIO/N
+ 1.35%), 2.42%, 03/16/70
(d)
.. 210 252,268
Series 2021-2X, Class A, (SONIO/N
+ 0.80%), 1.87%, 12/16/71
(d)
.. 4,820 5,737,496
Series 2021-2X, Class B, (SONIO/N
+ 1.25%), 2.32%, 12/16/71
(d)
.. 1,339 1,563,949
Series 2021-2X, Class C, (SONIO/N
+ 1.40%), 2.47%, 12/16/71
(d)
.. 371 425,391
Series 2021-2X, Class D, (SONIO/N
+ 1.70%), 2.77%, 12/16/71
(d)
.. 200 224,842
Gemgarto plc
Series 2018-1, Class C, (SONIO/N +
1.35%), 2.43%, 09/16/65
(d)
... 976 1,184,549
Series 2018-1, Class D, (SONIO/N +
1.65%), 2.73%, 09/16/65
(d)
... 335 406,052
Series 2021-1X, Class C, (SONIO/N
+ 1.30%), 2.37%, 12/16/67
(d)
.. 218 259,289
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (LIBOR GBP 3
Month + 0.30%), 1.91%, 06/18/39
(d)
6,150 6,881,450
Harben Finance
Series 2017-1RX, Class C,
(SONIO/N + 1.15%), 2.34%,
09/28/55
(d)
.............. 741 841,916
Series 2017-1RX, Class D,
(SONIO/N + 1.50%), 2.69%,
09/28/55
(d)
.............. 441 496,571
Hops Hill No. 1 plc
Series 1, Class C, (SONIO/N +
1.85%), 3.04%, 05/27/54
(d)
... 200 238,894
Series 1, Class D, (SONIO/N +
2.35%), 3.54%, 05/27/54
(d)
... 100 119,437
Lanebrook Mortgage Transaction plc
Series 2020-1, Class C, (SONIO/N +
2.25%), 3.30%, 06/12/57
(d)
... 370 443,234
Series 2021-1, Class A, (SONIO/N +
0.65%), 1.59%, 07/20/58
(d)
... 2,125 2,523,004
Series 2021-1, Class B, (SONIO/N +
0.95%), 1.84%, 07/20/58
(d)
... 266 305,217
Series 2021-1, Class C, (SONIO/N +
1.25%), 2.19%, 07/20/58
(d)
... 158 179,897
Series 2021-1, Class D, (SONIO/N +
1.65%), 2.59%, 07/20/58
(d)
... 103 116,409
London Wall Mortgage Capital plc
Series 2021-FL1, Class A,
(SONIO/N + 0.75%), 1.69%,
05/15/51
(d)
.............. 1,985 2,372,448

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-FL2, Class A,
(SONIO/N + 0.80%), 1.74%,
05/15/52
(d)
.............. GBP 1,204 $ 1,439,900
Mortimer BTL plc
Series 2021-1, Class A, (SONIO/N +
0.70%), 1.83%, 06/23/53
(d)
... 2,220 2,636,299
Series 2021-1, Class B, (SONIO/N +
1.10%), 2.24%, 06/23/53
(d)
... 334 389,590
Series 2021-1, Class C, (SONIO/N +
1.45%), 2.58%, 06/23/53
(d)
... 110 126,681
Newgate Funding plc, Series 2006-1,
Class BB, (EURIBOR 3 Month +
0.28%), 0.00%, 12/01/50
(d)
..... EUR 1,137 1,167,898
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (EURIBOR 3 Month
+ 0.48%), 0.07%, 11/15/38
(d)
.... 731 698,130
Pierpont BTL plc
Series 2021-1, Class A, (SONIO/N +
0.80%), 1.94%, 12/22/53
(d)
... GBP 3,452 4,123,508
Series 2021-1, Class B, (SONIO/N +
1.25%), 2.39%, 12/22/53
(d)
... 1,728 2,022,832
Polaris plc
Series 2022-1, Class C, (SONIO/N +
1.50%), 2.69%, 10/23/59
(d)
... 421 482,640
Series 2022-1, Class D, (SONIO/N +
2.00%), 3.19%, 10/23/59
(d)
... 307 346,234
Series 2022-1, Class E, (SONIO/N +
3.40%), 4.59%, 10/23/59
(d)
... 538 621,124
Precise Mortgage Funding plc
Series 2020-1B, Class B, (SONIO/N
+ 1.45%), 2.52%, 10/16/56
(d)
.. 115 137,733
Series 2020-1B, Class C, (SONIO/N
+ 1.70%), 2.77%, 10/16/56
(d)
.. 100 117,989
Series 2020-1B, Class D, (SONIO/N
+ 1.95%), 3.02%, 10/16/56
(d)
.. 100 117,689
Residential Mortgage Securities 32 plc,
Series 32X, Class C, (SONIO/N +
2.20%), 3.32%, 06/20/70
(d)
..... 1,025 1,238,408
RMAC No. 2 plc, Series 2018-2, Class
C, (SONIO/N + 1.97%), 3.02%,
06/12/46
(d)
................ 420 508,752
RMAC Securities No. 1 plc
Series 2006-NS1X, Class M1C,
(EURIBOR 3 Month + 0.25%),
0.00%, 06/12/44
(d)
......... EUR 130 130,496
Series 2007-NS1X, Class A2A,
(SONIO/N + 0.27%), 1.32%,
06/12/44
(d)
.............. GBP 311 357,771
Series 2007-NS1X, Class M1C,
(EURIBOR 3 Month + 0.27%),
0.00%, 06/12/44
(d)
......... EUR 2,131 2,020,113
Stanlington No. 2 plc
Series 2, Class C, (SONIO/N +
1.75%), 2.80%, 06/12/56
(d)
... GBP 534 632,363
Series 2, Class D, (SONIO/N +
2.20%), 3.25%, 06/12/56
(d)
... 329 389,614
Series 2, Class E, (SONIO/N +
3.30%), 4.35%, 06/12/56
(d)
... 450 535,321
Together Asset-Backed Securitisation
plc
Series 2021-1ST1, Class A,
(SONIO/N + 0.70%), 1.64%,
07/12/63
(d)
.............. 1,326 1,584,632
Series 2021-1ST1, Class B,
(SONIO/N + 0.95%), 1.89%,
07/12/63
(d)
.............. 157 185,013
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-1ST1, Class C,
(SONIO/N + 1.25%), 2.19%,
07/12/63
(d)
.............. GBP 107 $ 125,721
Tower Bridge Funding plc
Series 2020-1, Class C, (SONIO/N +
2.45%), 3.57%, 09/20/63
(d)
... 150 181,943
Series 2020-1, Class D, (SONIO/N +
3.45%), 4.57%, 09/20/63
(d)
... 119 144,630
Series 2021-1, Class C, (SONIO/N +
1.85%), 2.79%, 07/21/64
(d)
... 365 436,439
Series 2021-1, Class D, (SONIO/N +
2.15%), 3.09%, 07/21/64
(d)
... 253 300,663
Series 2021-2, Class A, (SONIO/N +
0.78%), 1.72%, 11/20/63
(d)
... 1,313 1,577,628
Series 2021-2, Class B, (SONIO/N +
1.10%), 2.04%, 11/20/63
(d)
... 253 296,787
Series 2021-2, Class C, (SONIO/N +
1.50%), 2.44%, 11/20/63
(d)
... 140 163,062
Series 2021-2, Class D, (SONIO/N +
1.80%), 2.74%, 11/20/63
(d)
... 170 196,584
Series 2022-1X, Class C, (SONIO/N
+ 1.25%), 2.37%, 12/20/63
(d)
.. 264 302,514
Twin Bridges plc
Series 2018-1, Class D, (SONIO/N +
2.17%), 3.22%, 09/12/50
(d)
... 843 1,016,810
Series 2019-2, Class C, (SONIO/N +
2.00%), 3.05%, 06/12/53
(d)
... 565 687,210
Series 2019-2, Class D, (SONIO/N +
2.60%), 3.65%, 06/12/53
(d)
... 250 303,937
Series 2020-1, Class C, (SONIO/N +
2.25%), 3.30%, 12/12/54
(d)
... 390 469,965
Series 2020-1, Class D, (SONIO/N +
3.00%), 4.05%, 12/12/54
(d)
... 225 271,084
Series 2021-1, Class C, (SONIO/N +
1.60%), 2.65%, 03/12/55
(d)
... 436 496,847
Series 2021-1, Class D, (SONIO/N +
2.10%), 3.15%, 03/12/55
(d)
... 220 248,131
Series 2021-2, Class A, (SONIO/N +
0.66%), 1.71%, 09/12/55
(d)
... 3,391 4,042,477
Series 2021-2, Class B, (SONIO/N +
0.90%), 1.95%, 09/12/55
(d)
... 819 943,660
Series 2021-2, Class C, (SONIO/N +
1.15%), 2.20%, 09/12/55
(d)
... 435 494,969
Series 2021-2, Class D, (SONIO/N +
1.50%), 2.55%, 09/12/55
(d)
... 187 210,309
Series 2022-1, Class C, (SONIO/N +
1.30%), 2.35%, 12/01/55
(d)
... 830 937,519
Series 2022-1, Class D, (SONIO/N +
1.70%), 2.75%, 12/01/55
(d)
... 365 408,906
73,495,926
United States — 2.9%
Agate Bay Mortgage Trust
(a)(b)
Series 2015-1, Class B5, 3.69%,
01/25/45 ............... USD 1,323 1,249,412
Series 2015-3, Class B5, 3.55%,
04/25/45 ............... 1,521 1,420,727
Series 2015-4, Class B5, 3.53%,
06/25/45 ............... 1,061 973,646
Ajax Mortgage Loan Trust
(a)(c)
Series 2022-A, Class A1, 3.50%,
10/25/61
(e)
.............. 57,293 56,089,626
Series 2022-A, Class A2, 3.00%,
10/25/61
(b)
.............. 2,705 2,427,278

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-A, Class A3, 3.00%,
10/25/61
(b)
.............. USD 1,443 $ 1,284,671
Series 2022-A, Class B, 3.00%,
10/25/61 ............... 10,820 7,790,589
Series 2022-A, Class C, 3.00%,
10/25/61 ............... 5,410 7,313,003
Series 2022-A, Class M1, 3.00%,
10/25/61 ............... 1,578 1,341,841
Series 2022-A, Class M2, 3.00%,
10/25/61 ............... 7,078 5,581,167
Series 2022-A, Class M3, 3.00%,
10/25/61 ............... 451 330,114
Series 2022-B, Class A1, 3.50%,
03/27/62
(e)
.............. 73,894 72,318,422
Series 2022-B, Class A2, 3.00%,
03/27/62
(b)
.............. 2,124 1,923,685
Series 2022-B, Class A3, 3.00%,
03/27/62
(b)
.............. 1,821 1,636,996
Series 2022-B, Class B, 3.00%,
03/27/62 ............... 10,116 7,303,230
Series 2022-B, Class C, 3.00%,
03/27/62 ............... 5,058 8,428,082
Series 2022-B, Class M1, 3.00%,
03/27/62 ............... 1,365 1,172,930
Series 2022-B, Class M2, 3.00%,
03/27/62 ............... 6,777 5,399,482
Alternative Loan Trust
Series 2005-72, Class A3, (LIBOR
USD 1 Month + 0.60%), 2.22%,
01/25/36
(b)
.............. 1,880 1,667,857
Series 2005-22T1, Class A1, (LIBOR
USD 1 Month + 0.35%), 1.97%,
06/25/35
(b)
.............. 7,728 6,603,557
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 3,772 2,215,634
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 666 380,803
Series 2006-23CB, Class 2A5,
(LIBOR USD 1 Month + 0.40%),
2.02%, 08/25/36
(b)
......... 7,555 1,674,616
Series 2006-34, Class A3, (LIBOR
USD 1 Month + 0.70%), 2.32%,
11/25/46
(b)
.............. 4,868 1,610,432
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,499 1,549,699
Series 2006-J7, Class 2A1, (Cost
of Funds for the 11th District of
San Francisco + 1.50%), 1.72%,
11/20/46
(b)
.............. 4,356 3,179,203
Series 2006-OA11, Class A4,
(LIBOR USD 1 Month + 0.38%),
2.00%, 09/25/46
(b)
......... 2,954 2,638,866
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 1.73%), 2.21%, 11/25/46
(b)
.. 10,529 8,479,127
Series 2006-OA16, Class A4C,
(LIBOR USD 1 Month + 0.68%),
2.30%, 10/25/46
(b)
......... 10,911 8,485,586
Series 2006-OA21, Class A1,
(LIBOR USD 1 Month + 0.19%),
1.80%, 03/20/47
(b)
......... 3,649 2,935,838
Series 2006-OC7, Class 2A3,
(LIBOR USD 1 Month + 0.50%),
2.12%, 07/25/46
(b)
......... 5,841 5,382,879
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-OC10, Class 2A3,
(LIBOR USD 1 Month + 0.46%),
2.08%, 11/25/36
(b)
......... USD 4,212 $ 3,902,735
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 21,375 11,715,522
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 736 395,346
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 4,034 2,222,198
Series 2007-OA3, Class 1A1,
(LIBOR USD 1 Month + 0.28%),
1.90%, 04/25/47
(b)
......... 3,185 2,776,085
Series 2007-OA3, Class 2A2,
(LIBOR USD 1 Month + 0.36%),
1.98%, 04/25/47
(b)
......... 39 2,424
Series 2007-OA8, Class 2A1,
(LIBOR USD 1 Month + 0.36%),
1.98%, 06/25/47
(b)
......... 650 496,143
Series 2007-OH2, Class A2A,
(LIBOR USD 1 Month + 0.48%),
2.10%, 08/25/47
(b)
......... 823 700,750
American Home Mortgage Assets
Trust
(b)
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.94%), 1.42%, 10/25/46 ... 2,750 2,035,631
Series 2006-4, Class 1A12, (LIBOR
USD 1 Month + 0.21%), 1.83%,
10/25/46 ............... 5,686 3,254,807
Series 2006-5, Class A1, (Federal
Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.92%), 1.40%, 11/25/46 ... 10,464 3,357,171
Angel Oak Mortgage Trust, Series
2019-5, Class B1, 3.96%, 10/25/49
(a)
(b)
...................... 715 673,807
Angel Oak Mortgage Trust I LLC, Series
2019-2, Class B2, 6.29%, 03/25/49
(a)
(b)
...................... 1,284 1,201,578
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 3.38%,
07/31/57 ............... 20,319 8,049,673
Series 2016-3, Class 3A, (LIBOR
USD 1 Month + 2.85%), 4.47%,
09/27/46 ............... 5,009 5,001,148
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%,
11/26/36 ............... 9,510 2,588,654
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 ............... 3,371 3,251,240
Barclays Mortgage Trust
(a)
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(e)
.............. 61,297 58,250,998
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(e)
.............. 6,222 5,936,523
Series 2021-NPL1, Class C, 0.00%,
11/25/51
(c)
.............. 14,085 13,028,381
Bayview Commercial Asset Trust,
Series 2007-4A, Class A1, (LIBOR
USD 1 Month + 0.45%), 2.07%,
09/25/37
(a)(b)
............... 7,748 7,026,366
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (LIBOR USD 1 Month +
0.15%), 0.97%, 05/28/36
(a)(b)
.... 4,422 4,223,296

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Bear Stearns ALT-A Trust
(b)
Series 2006-6, Class 1A1, (LIBOR
USD 1 Month + 0.32%), 1.94%,
11/25/36 ............... USD 2,197 $ 1,829,451
Series 2007-1, Class 1A1, (LIBOR
USD 1 Month + 0.32%), 1.94%,
01/25/47 ............... 1,962 1,731,925
Bear Stearns Asset-Backed Securities
I Trust
(e)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ............... 2,393 1,764,100
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ............... 3,750 2,775,176
Bear Stearns Mortgage Funding Trust
(b)
Series 2006-SL1, Class A1, (LIBOR
USD 1 Month + 0.28%), 1.90%,
08/25/36 ............... 1,337 1,300,096
Series 2007-AR2, Class A1, (LIBOR
USD 1 Month + 0.17%), 1.79%,
03/25/37 ............... 108 98,260
Series 2007-AR3, Class 1A1,
(LIBOR USD 1 Month + 0.14%),
1.76%, 03/25/37 .......... 1,682 1,458,712
Series 2007-AR4, Class 2A1,
(LIBOR USD 1 Month + 0.21%),
1.83%, 06/25/37 .......... 1,142 1,064,635
BRAVO Residential Funding Trust,
Series 2019-NQM2, Class B2,
4.80%, 11/25/59
(a)(b)
.......... 1,794 1,652,148
Central Park Funding Trust, Series
2021-2, Class PT, (LIBOR USD 1
Month + 3.00%), 4.63%, 10/27/22
(a)(b)
1,017 1,007,918
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 51,595 26,108,409
CHL Mortgage Pass-Through Trust
Series 2005-22, Class 2A1, 2.49%,
11/25/35
(b)
.............. 1,109 990,686
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.96%), 1.44%, 04/25/46
(b)
.. 26,767 9,277,717
Series 2006-OA5, Class 3A1,
(LIBOR USD 1 Month + 0.40%),
2.02%, 04/25/46
(b)
......... 1,230 1,079,050
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 13,379 6,504,113
CHNGE Mortgage Trust, Series 2022-1,
Class A1, 3.01%, 01/25/67
(a)(b)
... 5,527 5,205,054
CIM Trust, Series 2019-J2, Class B4,
3.77%, 10/25/49
(a)(b)
.......... 1,633 1,430,950
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 3,443 2,813,076
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 4,471 3,631,953
Citigroup Mortgage Loan Trust,
Series 2014-C, Class B2, 4.25%,
02/25/54
(a)
................ 582 536,096
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 961 868,756
COLT Mortgage Loan Trust, Series
2020-2, Class M1, 5.25%, 03/25/65
(a)
(b)
...................... 2,734 2,662,194
Security
Par (000)
Par (000) Value
United States (continued)
Credit Suisse Mortgage Capital
Certificates
(a)
Series 2009-12R, Class 3A1, 6.50%,
10/27/37 ............... USD 21,076 $ 9,164,963
Series 2021-JR1, Class A1, 2.46%,
09/27/66
(b)
.............. 58,322 55,280,051
Series 2021-JR1, Class A2, 3.50%,
09/27/66
(b)
.............. 2,245 2,043,667
Series 2021-JR1, Class B2, 0.00%,
09/27/66 ............... 3,884 3,375,355
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(b)(c)
............. 3,435 1,202,224
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (LIBOR USD 1 Month +
1.35%), 2.97%, 11/25/35
(b)
...... 3,194 647,781
CSMC Trust
(a)(b)
Series 2014-4R, Class 16A3,
(LIBOR USD 1 Month + 0.20%),
0.87%, 02/27/36 .......... 2,320 2,260,253
Series 2014-9R, Class 9A1, (LIBOR
USD 1 Month + 0.12%), 0.79%,
08/27/36 ............... 2,826 2,216,628
Series 2014-SAF1, Class B5, 3.86%,
03/25/44 ............... 2,835 2,365,613
Series 2015-4R, Class 1A4, (LIBOR
USD 1 Month + 0.15%), 0.82%,
10/27/36 ............... 5,542 4,053,486
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4,
Class A2A, (LIBOR USD 1 Month +
0.17%), 1.79%, 08/25/47
(b)
..... 2,314 2,441,920
Deutsche Alt-A Securities, Inc., Series
2007-RS1, Class A2, (LIBOR USD 1
Month + 0.50%), 1.52%, 01/27/37
(a)(b)
23 22,327
Deutsche Alt-B Securities Mortgage
Loan Trust
(b)
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 983 858,909
Series 2006-AB3, Class A8, 6.36%,
07/25/36 ............... 625 546,188
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
(a)(b)
Series 2020-DNA4, Class M2,
(LIBOR USD 1 Month + 3.75%),
5.37%, 08/25/50 .......... 359 358,962
Series 2020-DNA5, Class B1,
(SOFR30A + 4.80%), 5.73%,
10/25/50 ............... 1,640 1,657,906
Series 2020-DNA6, Class B1,
(SOFR30A + 3.00%), 3.93%,
12/25/50 ............... 6,290 5,258,214
Series 2021-DNA1, Class B1,
(SOFR30A + 2.65%), 3.58%,
01/25/51 ............... 14,757 11,915,758
Series 2021-DNA3, Class B1,
(SOFR30A + 3.50%), 4.43%,
10/25/33 ............... 13,120 11,301,093
Series 2021-DNA5, Class B1,
(SOFR30A + 3.05%), 3.98%,
01/25/34 ............... 6,420 5,510,120
Series 2021-DNA5, Class B2,
(SOFR30A + 5.50%), 6.43%,
01/25/34 ............... 7,062 5,450,209

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-HQA1, Class B1,
(SOFR30A + 3.00%), 3.93%,
08/25/33 ............... USD 15,276 $ 11,936,801
Series 2021-HQA1, Class B2,
(SOFR30A + 5.00%), 5.93%,
08/25/33 ............... 6,873 5,274,039
Series 2021-HQA2, Class B1,
(SOFR30A + 3.15%), 4.08%,
12/25/33 ............... 6,508 5,120,453
Series 2021-HQA3, Class B1,
(SOFR30A + 3.35%), 4.28%,
09/25/41 ............... 6,166 5,174,404
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk
Debt Variable Rate Notes, Series
2021-DNA2, Class B1, (SOFR30A +
3.40%), 4.33%, 08/25/33
(a)(b)
.... 12,560 10,894,670
GCAT Trust, Series 2020-NQM2, Class
B1, 4.85%, 04/25/65
(a)(b)
....... 4,430 3,975,801
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT +
2.00%), 2.48%, 03/25/36
(b)
..... 1,700 1,633,605
GS Mortgage-Backed Securities Corp.
Trust
(a)(b)
Series 2019-PJ2, Class B4, 4.34%,
11/25/49 ............... 2,609 2,558,199
Series 2020-PJ2, Class B4, 3.57%,
07/25/50 ............... 1,893 1,756,296
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF,
(LIBOR USD 1 Month + 0.35%),
1.97%, 01/25/35 .......... 3,126 2,821,966
Series 2005-RP2, Class 1AF,
(LIBOR USD 1 Month + 0.35%),
1.97%, 03/25/35 .......... 3,605 3,479,776
Series 2006-RP1, Class 1AF1,
(LIBOR USD 1 Month + 0.35%),
1.97%, 01/25/36 .......... 2,913 2,440,307
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1, 2.46%,
01/25/35
(b)
.............. 423 407,925
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 206 244,809
Series 2007-OA2, Class 2A1,
2.34%, 06/25/47
(b)
......... 1,587 1,054,006
HarborView Mortgage Loan Trust
(b)
Series 2006-12, Class 1A1A,
(LIBOR USD 1 Month + 0.21%),
1.82%, 12/19/36 .......... 22,581 19,746,127
Series 2007-4, Class 2A2, (LIBOR
USD 1 Month + 0.25%), 1.86%,
07/19/47 ............... 1,254 1,138,238
Homeward Opportunities Fund I Trust,
Series 2020-2, Class B1, 5.45%,
05/25/65
(a)(b)
............... 6,360 6,317,087
Impac Secured Assets Trust, Series
2006-3, Class A1, (LIBOR USD 1
Month + 0.34%), 1.96%, 11/25/36
(b)
2,114 1,863,280
IndyMac INDX Mortgage Loan Trust
(b)
Series 2006-AR15, Class A1,
(LIBOR USD 1 Month + 0.24%),
1.86%, 07/25/36 .......... 678 633,342
Series 2007-AR19, Class 3A1,
3.06%, 09/25/37 .......... 5,203 3,654,005
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-FLX5, Class 2A2,
(LIBOR USD 1 Month + 0.24%),
1.86%, 08/25/37 .......... USD 1,600 $ 1,432,562
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 3.33%,
05/25/37
(b)
................ 866 758,372
JPMorgan Madison Avenue Securities
Trust, Series 2014-CH1, Class M2,
(LIBOR USD 1 Month + 4.25%),
5.87%, 11/25/24
(a)(b)
.......... 1,293 1,231,867
JPMorgan Mortgage Trust
(b)
Series 2007-A1, Class 4A1, 3.01%,
07/25/35 ............... 11 10,682
Series 2021-4, Class B1, 2.88%,
08/25/51
(a)
.............. 28,535 23,045,122
Series 2021-4, Class B2, 2.88%,
08/25/51
(a)
.............. 7,232 5,801,597
Series 2021-4, Class B3, 2.90%,
08/25/51
(a)
.............. 6,831 5,436,541
Series 2021-INV5, Class A2X,
0.50%, 12/25/51
(a)
......... 112,396 2,770,290
Series 2021-INV5, Class A5A,
2.50%, 12/25/51
(a)
......... 20,505 17,184,983
Series 2021-INV5, Class A5X,
0.50%, 12/25/51
(a)
......... 12,231 347,877
Series 2021-INV5, Class AX1,
0.19%, 12/25/51
(a)
......... 220,154 1,894,777
Series 2021-INV5, Class B4, 3.19%,
12/25/51
(a)
.............. 2,638 1,826,604
Series 2021-INV5, Class B5, 3.19%,
12/25/51
(a)
.............. 923 604,800
Series 2021-INV5, Class B6, 3.05%,
12/25/51
(a)
.............. 3,166 1,182,177
Series 2021-INV7, Class A5A,
2.50%, 02/25/52
(a)
......... 9,471 7,996,931
Series 2021-INV7, Class B1, 3.27%,
02/25/52
(a)
.............. 7,777 6,574,841
Series 2021-INV7, Class B2, 3.27%,
02/25/52
(a)
.............. 1,825 1,516,926
Series 2021-INV7, Class B3, 3.27%,
02/25/52
(a)
.............. 2,539 2,013,099
Series 2021-INV7, Class B4, 3.27%,
02/25/52
(a)
.............. 1,349 934,191
Series 2021-INV7, Class B5, 3.27%,
02/25/52
(a)
.............. 555 362,892
Series 2021-INV7, Class B6, 3.22%,
02/25/52
(a)
.............. 1,825 660,406
Legacy Mortgage Asset Trust
(a)(e)
Series 2020-GS5, Class A1, 3.25%,
06/25/60 ............... 5,555 5,468,470
Series 2020-SL1, Class A, 2.73%,
01/25/60 ............... 2,773 2,701,781
Series 2021-GS2, Class A1, 1.75%,
04/25/61 ............... 38,131 35,746,415
Lehman XS Trust, Series 2007-16N,
Class AF2, (LIBOR USD 1 Month +
1.90%), 3.52%, 09/25/47
(b)
..... 3,417 4,029,330
Loan Revolving Advance Investment
Trust, Series 2021-2, Class A1X,
(LIBOR USD 1 Month + 2.75%),
4.03%, 06/30/23
(a)(b)
.......... 44,916 44,592,946
MASTR Resecuritization Trust, Series
2008-3, Class A1, 1.32%, 08/25/37
(a)
(b)
...................... 1,515 944,949

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
MCM Trust
(c)
Series 2021-VFN1,  3.00%, 08/25/28 USD 43,466 $ 42,542,149
Series 2021-VFN1,  3.00%, 08/28/28 20,938 14,025,862
Mello Warehouse Securitization Trust
(a)
(b)
Series 2020-2, Class F, (LIBOR
USD 1 Month + 3.25%), 4.87%,
11/25/53 ............... 2,100 2,068,849
Series 2021-2, Class E, (LIBOR
USD 1 Month + 2.75%), 4.37%,
04/25/55 ............... 2,010 1,967,358
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class
A2, (LIBOR USD 1 Month + 0.42%),
2.04%, 04/25/37
(b)
........... 3,487 2,998,552
MFA Trust
(a)(b)
Series 2020-NQM1, Class A3,
2.30%, 08/25/49 .......... 346 335,585
Series 2021-NQM1, Class B1,
3.51%, 04/25/65 .......... 6,050 5,578,185
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (LIBOR
USD 1 Month + 0.16%), 0.99%,
12/26/46
(a)(b)
............... 1,327 1,251,118
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85,
(LIBOR USD 1 Month + 0.34%),
1.40%, 04/16/36
(a)(b)
.......... 8,189 7,658,075
NACC Reperforming Loan REMIC
Trust
(a)
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 3,697 3,282,187
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 849 770,822
New Residential Mortgage Loan Trust
(a)
(b)
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... 2,485 2,448,386
Series 2020-RPL1, Class B3, 3.88%,
11/25/59 ............... 10,258 7,877,225
Nomura Asset Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a)(b)
............. 871 844,127
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(e)
.............. 668 641,276
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(e)
.............. 1,596 409,620
Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 2.04%,
06/25/37
(b)
.............. 787 697,364
NYMT Loan Trust, Series 2020-SP2,
Class A1, 2.94%, 10/25/60
(a)(b)
... 21,976 21,289,185
PRPM LLC, Series 2021-4, Class A1,
1.87%, 04/25/26
(a)(e)
.......... 6,969 6,523,714
RALI Trust, Series 2007-QH9, Class
A1, 1.57%, 11/25/37
(b)
......... 632 570,298
RCKT Mortgage Trust, Series 2020-1,
Class B4, 3.48%, 02/25/50
(a)(b)
... 1,693 1,482,110
RCO VI Mortgage LLC, Series 2022-1,
Class A1, 3.00%, 01/25/27
(a)(e)
... 33,850 32,211,894
Reperforming Loan REMIC Trust
(a)(b)
Series 2005-R2, Class 1AF1,
(LIBOR USD 1 Month + 0.34%),
1.96%, 06/25/35 .......... 1,365 1,340,570
Security
Par (000)
Par (000) Value
United States (continued)
Series 2005-R3, Class AF, (LIBOR
USD 1 Month + 0.40%), 2.02%,
09/25/35 ............... USD 2,043 $ 1,814,927
Residential Mortgage Loan Trust,
Series 2019-3, Class B2, 5.66%,
09/25/59
(a)(b)
............... 5,100 4,518,955
RFMSI Trust, Series 2006-SA2, Class
2A1, 4.63%, 08/25/36
(b)
........ 8,766 6,229,691
RMF Buyout Issuance Trust, Series
2021-HB1, Class M6, 6.00%,
11/25/31
(a)(b)(c)
.............. 3,874 3,205,096
Seasoned Credit Risk Transfer Trust,
Series 2018-1, Class BX, 3.56%,
05/25/57
(b)
................ 1,401 693,277
Seasoned Loans Structured
Transaction Trust, Series 2020-2,
Class M1, 4.75%, 09/25/60
(a)(b)
... 24,922 23,899,988
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 2.98%, 07/20/37
(b)
.. 1,697 1,412,977
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 2.28%,
04/25/37
(b)
................ 500 313,205
Starwood Mortgage Residential Trust,
Series 2020-3, Class B1, 4.75%,
04/25/65
(a)(b)
............... 4,942 4,773,931
Structured Adjustable Rate Mortgage
Loan Trust
(b)
Series 2005-11, Class 1A1, 3.05%,
05/25/35 ............... 709 572,513
Series 2006-3, Class 4A, 3.02%,
04/25/36 ............... 1,571 1,047,751
Structured Asset Mortgage Investments
II Trust
(b)
Series 2006-AR2, Class A1, (LIBOR
USD 1 Month + 0.46%), 2.08%,
02/25/36 ............... 1,808 1,551,109
Series 2006-AR4, Class 3A1,
(LIBOR USD 1 Month + 0.38%),
2.00%, 06/25/36 .......... 4,374 3,807,136
Series 2006-AR5, Class 2A1,
(LIBOR USD 1 Month + 0.42%),
2.04%, 05/25/46 .......... 1,034 687,929
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2006-
RF4, Class 2A1, 6.00%, 10/25/36
(a)
2,315 1,455,585
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, 2.34%,
06/25/46
(b)
................ 3,056 2,215,772
TVC DSCR
  2.38%, 02/01/51
(c)
.......... 64,158 65,831,188
TVC Mortgage Trust, Series 2020-
RTL1, Class A1, 3.47%, 09/25/24
(a)
2,170 2,163,716
Verus Securitization Trust
(a)(b)
Series 2019-4, Class B1, 3.86%,
11/25/59 ............... 1,400 1,388,327
Series 2019-INV2, Class M1, 3.50%,
07/25/59 ............... 1,415 1,411,042
Series 2020-5, Class M1, 2.60%,
05/25/65 ............... 3,834 3,470,651
Series 2022-1, Class B1, 4.01%,
01/25/67 ............... 2,802 2,317,889
Visio Trust
(a)(b)
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,555,349
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,752,256

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Vista Point Securitization Trust
(a)(b)
Series 2020-1, Class B1, 5.38%,
03/25/65 ............... USD 1,800 $ 1,762,269
Series 2020-2, Class B1, 4.90%,
04/25/65 ............... 1,160 1,107,049
WaMu Mortgage Pass-Through
Certificates Trust
(b)
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.99%), 1.47%, 06/25/46 ... 301 278,023
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.75%), 1.23%, 06/25/47 ... 7,683 6,748,068
Series 2007-OA5, Class 2A, (Cost
of Funds for the 11th District of
San Francisco + 1.25%), 1.47%,
06/25/47 ............... 2,567 2,131,997
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust
Series 2005-9, Class 5A6, (LIBOR
USD 1 Month + 0.55%), 2.17%,
11/25/35
(b)
.............. 732 509,674
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 297 240,883
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 2,261 1,926,000
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 2,692 2,548,456
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(e)
.............. 3,416 3,089,032
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(e)
.............. 908 821,202
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.72%), 1.20%, 12/25/46
(b)
.. 5,916 4,909,471
Western Mortgage Reference Notes
(a)(b)
Series 2021-CL2, Class M1,
(SOFR30A + 3.15%), 4.08%,
07/25/59 ............... 18,449 18,271,216
Series 2021-CL2, Class M2,
(SOFR30A + 3.70%), 4.63%,
07/25/59 ............... 18,558 18,381,676
WinWater Mortgage Loan Trust, Series
2014-3, Class B5, 3.97%, 11/20/44
(a)
(b)
...................... 1,651 1,646,276
1,205,074,203
1,312,443,527
Commercial Mortgage-Backed Securities — 3.7%
Bermuda — 0.1%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (TSFR1M + 2.25%), 3.76%,
01/19/37
(a)(b)
............... 37,543 37,274,380
Cayman Islands — 0.0%
MF1, Series 2021-W10, Class G,
(TSFR1M + 4.22%), 5.50%,
12/15/34
(a)(b)(c)
.............. 1,999 1,839,080
Security
Par (000)
Par (000) Value
Ireland — 0.1%
(b)
Agora Securities DAC, Series 2021-
1X, Class A, (SONIO/N + 1.20%),
2.14%, 08/17/31
(d)
........... GBP 1,262 $ 1,487,223
Atom Mortgage Securities DAC
Series 1X, Class D, (SONIO/N +
1.90%), 2.84%, 07/22/31
(d)
... 1,906 2,125,381
Series 1X, Class E, (SONIO/N +
2.80%), 3.74%, 07/22/31
(d)
... 2,158 2,369,572
Frost CMBS DAC, Series 2021-1X,
Class GBA, (SONIO/N + 1.35%),
2.29%, 11/22/26
(d)
........... 1,855 2,216,512
Haus European Loan Conduit No. 39
DAC
Series 39X, Class A1, (EURIBOR
3 Month + 0.65%), 0.65%,
07/28/51
(d)
.............. EUR 2,508 2,492,567
Series 39X, Class B, (EURIBOR
3 Month + 1.10%), 1.10%,
07/28/51
(d)
.............. 1,039 1,013,824
Series 39X, Class C, (EURIBOR
3 Month + 1.40%), 1.40%,
07/28/51
(d)
.............. 841 814,253
Series 39X, Class D, (EURIBOR
3 Month + 2.00%), 2.00%,
07/28/51
(d)
.............. 3,428 3,264,782
Last Mile Logistics Pan Euro Finance
DAC
Series 1X, Class A, (EURIBOR
3 Month + 0.75%), 0.75%,
08/17/33
(d)
.............. 1,870 1,934,482
Series 1X, Class B, (EURIBOR
3 Month + 1.05%), 1.05%,
08/17/33
(d)
.............. 1,141 1,145,683
Series 1X, Class C, (EURIBOR
3 Month + 1.40%), 1.40%,
08/17/33
(d)
.............. 1,350 1,354,652
Series 1X, Class D, (EURIBOR
3 Month + 1.90%), 1.90%,
08/17/33
(d)
.............. 1,045 1,044,472
Last Mile Securities PE DAC
Series 2021-1X, Class B, (EURIBOR
3 Month + 1.20%), 1.20%,
08/17/31
(d)
.............. 939 933,346
Series 2021-1X, Class C, (EURIBOR
3 Month + 1.60%), 1.60%,
08/17/31
(d)
.............. 1,061 1,051,698
Pearl Finance DAC
Series 2020-1, Class A2, (EURIBOR
3 Month + 1.90%), 1.90%,
11/17/32
(d)
.............. 1,128 1,174,598
Series 2020-1, Class B, (EURIBOR
3 Month + 2.50%), 2.50%,
11/17/32
(d)
.............. 1,355 1,412,432
River Green Finance 2020 DAC
Series 2020-1, Class B, (EURIBOR
3 Month + 1.05%), 1.05%,
01/22/32
(d)
.............. 547 567,460
Series 2020-1, Class C, (EURIBOR
3 Month + 1.40%), 1.40%,
01/22/32
(d)
.............. 327 338,826
Scorpio European Loan Conduit
No. 34 DAC, Series 34A, Class
C, (SONIO/N + 2.22%), 3.16%,
05/17/29
(a)
................ GBP 2,678 3,234,137

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
Taurus FR DAC
Series 2019-1FR, Class B,
(EURIBOR 3 Month + 1.45%),
1.45%, 02/02/31
(d)
......... EUR 365 $ 370,232
Series 2019-1FR, Class C,
(EURIBOR 3 Month + 1.95%),
1.95%, 02/02/31
(d)
......... 387 392,091
Taurus UK DAC
Series 2019-UK2, Class B,
(SONIO/N + 1.92%), 2.86%,
11/17/29
(d)
.............. GBP 3,380 4,059,657
Series 2019-UK2, Class C,
(SONIO/N + 2.22%), 3.16%,
11/17/29
(d)
.............. 2,089 2,495,860
Series 2021-UK1X, Class B,
(SONIO/N + 1.30%), 2.24%,
05/17/31
(d)
.............. 880 1,020,362
Series 2021-UK1X, Class C,
(SONIO/N + 1.65%), 2.59%,
05/17/31
(d)
.............. 536 612,980
Series 2021-UK1X, Class D,
(SONIO/N + 2.60%), 3.54%,
05/17/31
(d)
.............. 547 615,510
Series 2021-UK4X, Class A,
(SONIO/N + 0.95%), 1.89%,
08/17/31
(d)
.............. 2,098 2,453,081
Series 2021-UK4X, Class B,
(SONIO/N + 1.50%), 2.44%,
08/17/31
(d)
.............. 1,506 1,761,733
Series 2021-UK4X, Class D,
(SONIO/N + 2.10%), 3.04%,
08/17/31
(d)
.............. 2,341 2,671,587
46,428,993
Italy — 0.1%
(d)
Cassia SRL
(b)
Series 2022-1X, Class A, (EURIBOR
3 Month + 2.50%), 2.50%,
05/22/34
(d)
.............. EUR 12,954 12,909,026
Series 2022-1X, Class B, (EURIBOR
3 Month + 3.50%), 3.50%,
05/22/34
(d)
.............. 6,191 6,121,820
19,030,846
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C2,
Class AMFX, 4.88%, 04/15/37 ... USD 26 26,073
United Kingdom — 0.0%
(b)
Canary Wharf Finance II plc
Series II, Class C2, (SONIO/N +
1.49%), 2.43%, 10/22/37
(d)
... GBP 2,100 2,070,908
Series II, Class D2, (SONIO/N +
2.22%), 3.16%, 10/22/37
(d)
... 14,689 15,033,604
Sage AR Funding No. 1 plc, Series
1X, Class C, (SONIO/N + 2.15%),
3.09%, 11/17/30
(d)
........... 535 631,229
17,735,741
Security
Par (000)
Par (000) Value
United States — 3.4%
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (LIBOR USD 1
Month + 3.10%), 4.42%, 04/15/34
(a)(b)
USD 4,827 $ 4,575,622
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 1,165 765,724
AREIT 2022-CRE7 LLC, Series 2022-
CRE7, Class A, (TSFR1M + 2.24%),
3.24%, 06/17/39
(a)(b)
.......... 11,460 11,383,841
Ashford Hospitality Trust, Series
2018-ASHF, Class D, (LIBOR USD 1
Month + 2.10%), 3.42%, 04/15/35
(a)(b)
2,013 1,882,414
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (LIBOR
USD 1 Month + 1.95%), 3.27%,
12/15/36 ............... 12,415 11,478,265
Series 2017-ATRM, Class E, (LIBOR
USD 1 Month + 3.05%), 4.37%,
12/15/36 ............... 4,005 3,602,520
Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.28%,
08/10/35 ............... 1,100 1,055,380
Series 2015-1211, Class D, 4.28%,
08/10/35 ............... 1,530 1,426,964
Series 2015-1211, Class E, 4.28%,
08/10/35 ............... 2,360 2,110,826
BAMLL Commercial Mortgage
Securities Trust
(a)(b)
Series 2015-200P, Class F, 3.72%,
04/14/33 ............... 5,531 4,983,315
Series 2017-SCH, Class AF, (LIBOR
USD 1 Month + 1.00%), 2.32%,
11/15/33 ............... 250 234,838
Series 2017-SCH, Class BF, (LIBOR
USD 1 Month + 1.40%), 2.72%,
11/15/33 ............... 6,440 5,952,834
Series 2017-SCH, Class CL, (LIBOR
USD 1 Month + 1.50%), 2.82%,
11/15/32 ............... 2,560 2,242,611
Series 2017-SCH, Class DL, (LIBOR
USD 1 Month + 2.00%), 3.32%,
11/15/32 ............... 5,070 4,198,062
Series 2018-DSNY, Class C, (LIBOR
USD 1 Month + 1.35%), 2.67%,
09/15/34 ............... 590 560,372
Series 2018-DSNY, Class D, (LIBOR
USD 1 Month + 1.70%), 3.02%,
09/15/34 ............... 4,862 4,596,283
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (LIBOR
USD 1 Month + 0.48%), 2.10%,
11/25/35 ............... 3,635 3,296,561
Series 2005-4A, Class A1, (LIBOR
USD 1 Month + 0.45%), 2.07%,
01/25/36 ............... 6,423 5,815,556
Series 2005-4A, Class A2, (LIBOR
USD 1 Month + 0.59%), 2.21%,
01/25/36 ............... 155 141,234
Series 2005-4A, Class M1, (LIBOR
USD 1 Month + 0.68%), 2.30%,
01/25/36 ............... 415 375,497
Series 2006-1A, Class A2, (LIBOR
USD 1 Month + 0.54%), 2.16%,
04/25/36 ............... 605 541,789

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-2A, Class A2, (LIBOR
USD 1 Month + 0.42%), 2.04%,
07/25/36 ............... USD 1,088 $ 992,352
Series 2006-3A, Class A1, (LIBOR
USD 1 Month + 0.38%), 2.00%,
10/25/36 ............... 803 745,918
Series 2006-3A, Class A2, (LIBOR
USD 1 Month + 0.45%), 2.07%,
10/25/36 ............... 871 810,407
Series 2006-4A, Class A1, (LIBOR
USD 1 Month + 0.35%), 1.97%,
12/25/36 ............... 2,484 2,288,649
Series 2007-1, Class A2, (LIBOR
USD 1 Month + 0.27%), 1.89%,
03/25/37 ............... 1,744 1,593,687
Series 2007-2A, Class A1, (LIBOR
USD 1 Month + 0.27%), 1.89%,
07/25/37 ............... 2,281 2,012,156
Series 2007-6A, Class A4A, (LIBOR
USD 1 Month + 1.50%), 3.12%,
12/25/37 ............... 11,027 10,001,644
Series 2008-2, Class A4A, (LIBOR
USD 1 Month + 2.50%), 4.12%,
04/25/38 ............... 3,072 3,003,605
BBCMS Mortgage Trust
(b)
Series 2018-CHRS, Class E, 4.41%,
08/05/38
(a)
.............. 2,640 1,984,080
Series 2018-TALL, Class A, (LIBOR
USD 1 Month + 0.72%), 2.05%,
03/15/37
(a)
.............. 2,453 2,339,145
Series 2022-C16, Class A5, 4.60%,
06/15/55 ............... 11,790 12,040,903
BB-UBS Trust, Series 2012-SHOW,
Class E, 4.16%, 11/05/36
(a)(b)
.... 2,313 2,090,938
Bear Stearns Commercial Mortgage
Securities Trust, Series 2005-PWR7,
Class B, 5.21%, 02/11/41
(b)
..... 465 459,406
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 2.42%,
04/15/36 ............... 6,829 6,465,863
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 2.67%,
04/15/36 ............... 8,403 7,844,031
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 2.92%,
04/15/36 ............... 7,896 7,319,722
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 3.42%,
04/15/36 ............... 6,692 6,176,259
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 4.22%,
04/15/36 ............... 6,430 5,926,439
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 5.12%,
04/15/36 ............... 7,248 6,689,682
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 6.23%,
04/15/36 ............... 5,096 4,711,608
Benchmark Mortgage Trust
(b)
Series 2018-B3, Class D, 3.19%,
04/10/51
(a)
.............. 570 447,603
Series 2019-B10, Class 3CCA,
4.03%, 03/15/62
(a)
......... 4,139 3,428,137
Series 2022-B35, Class A5, 4.59%,
05/15/55 ............... 7,420 7,506,329
Security
Par (000)
Par (000) Value
United States (continued)
BFLD Trust, Series 2020-EYP, Class
E, (LIBOR USD 1 Month + 3.70%),
5.02%, 10/15/35
(a)(b)
.......... USD 9,640 $ 9,061,611
BHMS, Series 2018-ATLS, Class A,
(LIBOR USD 1 Month + 1.25%),
2.57%, 07/15/35
(a)(b)
.......... 15,173 14,587,640
BMO Mortgage Trust, Series 2022-C2,
Class A5, 1.00%, 07/15/54
(b)
.... 5,421 5,614,693
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class A,
(TSFR1M + 1.77%), 2.27%,
05/15/39
(a)(b)
............... 10,657 10,441,408
BPR Trust
(a)(b)
Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 4.92%,
09/15/38 ............... 5,768 5,532,949
Series 2022-SSP, Class A, (TSFR1M
+ 3.00%), 4.28%, 05/15/39 ... 2,870 2,843,562
BWAY Mortgage Trust
(a)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 4,630 4,440,316
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 8,826,613
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 588,337
Series 2013-1515, Class F, 4.06%,
03/10/33
(b)
.............. 601 547,765
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (LIBOR
USD 1 Month + 2.30%), 3.62%,
10/15/36 ............... 38,734 36,700,691
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 3.97%,
10/15/36 ............... 43,869 41,237,887
Series 2020-VKNG, Class F, (LIBOR
USD 1 Month + 2.75%), 4.07%,
10/15/37 ............... 5,767 5,364,599
Series 2021-21M, Class E, (LIBOR
USD 1 Month + 2.17%), 3.49%,
10/15/36 ............... 11,218 10,426,570
Series 2021-MC, Class E, (LIBOR
USD 1 Month + 2.10%), 3.42%,
04/15/34 ............... 3,107 2,915,382
Series 2021-MC, Class F, (LIBOR
USD 1 Month + 2.35%), 3.67%,
04/15/34 ............... 3,250 3,008,278
Series 2021-NWM, Class A, (LIBOR
USD 1 Month + 0.91%), 2.23%,
02/15/33
(c)
.............. 25,114 24,297,652
Series 2021-NWM, Class B, (LIBOR
USD 1 Month + 2.15%), 3.47%,
02/15/33
(c)
.............. 15,394 14,893,727
Series 2021-NWM, Class C, (LIBOR
USD 1 Month + 4.25%), 5.57%,
02/15/33
(c)
.............. 10,302 9,966,898
Series 2021-SOAR, Class A, (LIBOR
USD 1 Month + 0.67%), 2.00%,
06/15/38 ............... 1,865 1,789,936
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
4.12%, 06/15/38 .......... 22,486 20,684,677
Series 2021-SOAR, Class J, (LIBOR
USD 1 Month + 3.75%), 5.07%,
06/15/38 ............... 19,800 18,148,219

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 4.13%,
05/15/38 ............... USD 12,799 $ 11,520,779
Series 2021-VIV5, Class A, 2.84%,
03/09/44 ............... 5,618 4,859,307
Series 2022-CSMO, Class C,
(TSFR1M + 3.89%), 4.64%,
06/15/27 ............... 4,000 3,919,970
Series 2022-LP2, Class F, (TSFR1M
+ 3.26%), 4.59%, 02/15/39 ... 6,550 6,053,505
BX Trust
(a)(b)
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 12,731 10,227,500
Series 2021-ARIA, Class D, (LIBOR
USD 1 Month + 1.90%), 3.22%,
10/15/36 ............... 4,111 3,827,151
Series 2021-ARIA, Class G, (LIBOR
USD 1 Month + 3.14%), 4.47%,
10/15/36 ............... 12,989 11,724,573
Series 2021-LBA, Class FJV,
(LIBOR USD 1 Month + 2.40%),
3.72%, 02/15/36 .......... 11,223 10,330,981
Series 2021-LBA, Class FV, (LIBOR
USD 1 Month + 2.40%), 3.72%,
02/15/36 ............... 9,000 8,165,499
Series 2021-LBA, Class GJV,
(LIBOR USD 1 Month + 3.00%),
4.33%, 02/15/36 .......... 14,732 13,494,969
Series 2021-LBA, Class GV, (LIBOR
USD 1 Month + 3.00%), 4.33%,
02/15/36 ............... 11,655 10,560,696
Series 2021-MFM1, Class E, (LIBOR
USD 1 Month + 2.25%), 3.57%,
01/15/34 ............... 2,880 2,694,582
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 4.32%,
01/15/34 ............... 4,460 4,143,853
Series 2021-SDMF, Class J, (LIBOR
USD 1 Month + 4.03%), 5.36%,
09/15/34 ............... 2,458 2,259,731
Series 2021-VIEW, Class E, (LIBOR
USD 1 Month + 3.60%), 4.92%,
06/15/36 ............... 13,063 12,095,582
Series 2022-IND, Class E, (TSFR1M
+ 3.99%), 5.32%, 04/15/37 ... 21,431 20,273,529
Series 2022-LBA6, Class D,
(TSFR1M + 2.00%), 3.28%,
01/15/39 ............... 5,950 5,629,459
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%,
08/13/37 ............... 1,930 1,696,983
Series 2017-CC, Class E, 3.67%,
08/13/37 ............... 3,820 3,267,932
Series 2017-GM, Class D, 3.54%,
06/13/39 ............... 1,520 1,333,393
Series 2017-GM, Class E, 3.54%,
06/13/39 ............... 3,300 2,806,311
Series 2021-601L, Class D, 2.87%,
01/15/44 ............... 5,549 3,970,018
CAMB Commercial Mortgage Trust
(a)(b)
Series 2019-LIFE, Class E, (LIBOR
USD 1 Month + 2.15%), 3.47%,
12/15/37 ............... 14,638 14,068,085
Series 2019-LIFE, Class G, (LIBOR
USD 1 Month + 3.25%), 4.57%,
12/15/37 ............... 2,726 2,588,464
Security
Par (000)
Par (000) Value
United States (continued)
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 5.01%,
05/10/58
(b)
.............. USD 6,142 $ 5,776,313
Series 2018-TAN, Class A, 4.24%,
02/15/33
(a)
.............. 3,210 3,188,017
Series 2018-TAN, Class B, 4.69%,
02/15/33
(a)
.............. 3,870 3,834,646
Series 2018-TAN, Class C, 5.29%,
02/15/33
(a)
.............. 3,020 2,989,075
Series 2018-TAN, Class E, 6.66%,
02/15/33
(a)(b)
............. 1,180 1,164,563
CFK Trust
(a)(b)
Series 2019-FAX, Class D, 4.79%,
01/15/39 ............... 6,897 6,207,848
Series 2019-FAX, Class E, 4.79%,
01/15/39 ............... 6,152 5,329,648
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, (LIBOR
USD 1 Month + 1.50%), 2.82%,
06/15/34
(a)(b)
............... 16,406 15,862,699
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.26%,
03/10/47
(b)
.............. 1,156 1,138,474
Series 2015-GC27, Class C, 4.57%,
02/10/48
(b)
.............. 7,133 6,735,657
Series 2016-C1, Class D, 5.11%,
05/10/49
(a)(b)
............. 1,180 1,044,526
Series 2016-GC37, Class C, 5.09%,
04/10/49
(b)
.............. 2,110 2,005,677
Series 2016-P3, Class C, 5.05%,
04/15/49
(b)
.............. 80 74,326
Series 2019-PRM, Class D, 4.35%,
05/10/36
(a)
.............. 1,890 1,887,343
Series 2019-PRM, Class E, 4.89%,
05/10/36
(a)(b)
............. 11,599 11,663,090
Series 2019-PRM, Class F, 4.89%,
05/10/36
(a)(b)
............. 5,775 5,790,233
Series 2019-SMRT, Class D, 4.90%,
01/10/36
(a)(b)
............. 17,385 16,984,769
Series 2019-SMRT, Class E, 4.90%,
01/10/36
(a)(b)
............. 1,081 1,046,948
Series 2020-420K, Class E, 3.42%,
11/10/42
(a)(b)
............. 2,660 1,955,662
Cold Storage Trust
(a)(b)
Series 2020-ICE5, Class E, (LIBOR
USD 1 Month + 2.77%), 4.09%,
11/15/37 ............... 15,600 15,099,702
Series 2020-ICE5, Class F, (LIBOR
USD 1 Month + 3.49%), 4.82%,
11/15/37 ............... 7,334 6,966,706
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.54%,
08/10/30
(a)(b)
............. 750 722,831
Series 2013-GAM, Class A2, 3.37%,
02/10/28
(a)
.............. 695 685,584
Series 2013-GAM, Class E, 3.53%,
02/10/28
(a)(b)
............. 4,614 4,153,598
Series 2014-CR15, Class C, 4.82%,
02/10/47
(b)
.............. 670 660,476
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ............... 2,275 2,240,455
Series 2015-LC21, Class C, 4.48%,
07/10/48
(b)
.............. 3,932 3,694,880
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 1,975,502

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2016-667M, Class D, 3.28%,
10/10/36
(a)(b)
............. USD 1,840 $ 1,527,285
Credit Suisse Mortgage Capital
Certificates
(b)
Series 2015-RPL1,  0.00%, 02/15/24 23,200 22,978,672
Series 2019-ICE4, Class C, (LIBOR
USD 1 Month + 1.43%), 2.75%,
05/15/36
(a)
.............. 2,800 2,731,185
Series 2019-ICE4, Class E, (LIBOR
USD 1 Month + 2.15%), 3.47%,
05/15/36
(a)
.............. 14,101 13,532,890
Series 2019-ICE4, Class F, (LIBOR
USD 1 Month + 2.65%), 3.97%,
05/15/36
(a)
.............. 14,894 14,150,441
Series 2020-NET, Class D, 3.83%,
08/15/37
(a)
.............. 560 506,452
Series 2021-980M, Class E, 3.65%,
07/15/31
(a)
.............. 3,955 3,325,275
CSAIL Commercial Mortgage Trust
Series 2018-CX12, Class C, 4.90%,
08/15/51
(b)
.............. 1,586 1,447,307
Series 2019-C15, Class D, 3.00%,
03/15/52
(a)
.............. 909 664,461
CSMC Trust
(a)
Series 2017-PFHP, Class A, (LIBOR
USD 1 Month + 0.95%), 2.27%,
12/15/30
(b)
.............. 2,310 2,289,808
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 1,951,541
Series 2020-FACT, Class E, (LIBOR
USD 1 Month + 4.86%), 6.19%,
10/15/37
(b)
.............. 7,360 6,989,317
Series 2021-BHAR, Class E, (LIBOR
USD 1 Month + 3.50%), 4.83%,
11/15/38
(b)(c)
............. 2,315 2,175,630
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class D, (LIBOR
USD 1 Month + 1.30%), 2.49%,
05/15/35 ............... 137 133,103
Series 2019-1735, Class F, 4.33%,
04/10/37 ............... 2,873 2,117,242
DBUBS Mortgage Trust
(a)
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ............... 6,680 6,489,017
Series 2017-BRBK, Class D, 3.65%,
10/10/34
(b)
.............. 3,760 3,538,990
Series 2017-BRBK, Class E, 3.65%,
10/10/34
(b)
.............. 9,340 8,616,054
Series 2017-BRBK, Class F, 3.65%,
10/10/34
(b)
.............. 2,880 2,622,289
ELP Commercial Mortgage Trust
(a)(b)
Series 2021-ELP, Class G, (LIBOR
USD 1 Month + 3.12%), 4.44%,
11/15/38 ............... 11,896 10,904,029
Series 2021-ELP, Class J, (LIBOR
USD 1 Month + 3.61%), 4.94%,
11/15/38 ............... 4,516 4,135,353
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 3.58%,
07/15/38 ............... 13,661 13,180,663
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 4.17%,
07/15/38 ............... 14,908 14,248,483
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-ESH, Class F, (LIBOR
USD 1 Month + 3.70%), 5.02%,
07/15/38 ............... USD 15,544 $ 14,927,615
GCT Commercial Mortgage Trust
(a)(b)
Series 2021-GCT, Class A, (LIBOR
USD 1 Month + 0.80%), 2.12%,
02/15/38 ............... 3,230 3,126,744
Series 2021-GCT, Class D, (LIBOR
USD 1 Month + 2.35%), 3.67%,
02/15/38 ............... 770 731,220
Grace Trust, Series 2020-GRCE, Class
E, 2.77%, 12/10/40
(a)(b)
........ 5,700 4,019,047
GS Mortgage Securities Corp. II
(a)
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ............... 7,340 7,411,240
Series 2012-TMSQ, Class D, 3.57%,
12/10/30
(b)
.............. 2,620 2,617,105
Series 2017-375H, Class A, 3.59%,
09/10/37
(b)
.............. 1,460 1,368,888
GS Mortgage Securities Corp. Trust
(a)
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ............... 6,110 6,100,011
Series 2020-TWN3, Class B, (LIBOR
USD 1 Month + 2.50%), 3.82%,
11/15/37
(b)
.............. 536 524,830
Series 2020-TWN3, Class D,
(LIBOR USD 1 Month + 3.70%),
5.02%, 11/15/37
(b)
......... 400 391,264
Series 2021-DM, Class F, (LIBOR
USD 1 Month + 3.44%), 4.76%,
11/15/36
(b)
.............. 3,776 3,526,259
Series 2021-ROSS, Class A, (LIBOR
USD 1 Month + 1.15%), 2.48%,
05/15/26
(b)
.............. 2,320 2,238,079
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(a)(b)
............. 2,652 2,621,082
Series 2014-GC20, Class B, 4.53%,
04/10/47
(b)
.............. 370 355,274
Series 2015-590M, Class E, 3.93%,
10/10/35
(a)(b)
............. 2,540 2,251,090
Series 2017-GS7, Class D, 3.00%,
08/10/50
(a)
.............. 2,248 1,777,036
Series 2019-GSA1, Class C, 3.93%,
11/10/52
(b)(c)
............. 1,130 991,688
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a)(b)
............... 1,181 1,045,993
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (LIBOR
USD 1 Month + 3.35%), 4.67%,
10/15/36 ............... 4,693 4,432,445
Series 2021-LULU, Class F, (LIBOR
USD 1 Month + 4.40%), 5.72%,
10/15/36 ............... 3,031 2,852,717
Hudson Yards Mortgage Trust
(a)(b)
Series 2019-30HY, Class E, 3.56%,
07/10/39 ............... 4,966 4,135,783
Series 2019-55HY, Class F, 3.04%,
12/10/41 ............... 8,659 6,695,939
IMT Trust
(a)
Series 2017-APTS, Class AFX,
3.48%, 06/15/34 .......... 4,090 3,990,462
Series 2017-APTS, Class DFX,
3.61%, 06/15/34
(b)
......... 1,350 1,277,799

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-APTS, Class EFX,
3.61%, 06/15/34
(b)
......... USD 2,090 $ 1,951,225
Independence Plaza Trust
(a)
Series 2018-INDP, Class B, 3.91%,
07/10/35 ............... 1,220 1,176,141
Series 2018-INDP, Class C, 4.16%,
07/10/35 ............... 2,655 2,549,288
JPMBB Commercial Mortgage
Securities Trust
(b)
Series 2014-C22, Class B, 4.70%,
09/15/47 ............... 1,096 1,050,804
Series 2015-C33, Class D1, 4.26%,
12/15/48
(a)
.............. 4,979 4,367,355
JPMCC Commercial Mortgage
Securities Trust
Series 2017-JP7, Class B, 4.05%,
09/15/50 ............... 840 793,032
Series 2019-COR5, Class A3,
3.12%, 06/13/52 .......... 2,890 2,665,229
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2015-JP1, Class C, 4.88%,
01/15/49
(b)
.............. 1,650 1,582,921
Series 2015-JP1, Class D, 4.38%,
01/15/49
(b)
.............. 6,182 5,442,594
Series 2016-NINE, Class A, 2.95%,
09/06/38
(a)(b)
............. 3,399 3,143,242
Series 2018-AON, Class A, 4.13%,
07/05/31
(a)
.............. 4,834 4,756,243
Series 2018-PHH, Class A, (LIBOR
USD 1 Month + 1.06%), 2.71%,
06/15/35
(a)(b)
............. 3,566 3,472,165
Series 2018-WPT, Class DFX,
5.35%, 07/05/33
(a)
......... 1,497 1,473,075
Series 2019-MFP, Class E, (LIBOR
USD 1 Month + 2.16%), 3.48%,
07/15/36
(a)(b)
............. 5,580 5,237,839
Series 2019-MFP, Class F, (LIBOR
USD 1 Month + 3.00%), 4.32%,
07/15/36
(a)(b)
............. 8,059 7,405,924
Series 2020-609M, Class D, (LIBOR
USD 1 Month + 2.77%), 4.10%,
10/15/33
(a)(b)
............. 2,500 2,361,582
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 3.77%,
04/15/38
(a)(b)
............. 11,570 10,698,273
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 4.27%,
04/15/38
(a)(b)
............. 12,160 11,169,602
Series 2022-NLP, Class F, (TSFR1M
+ 3.54%), 4.82%, 04/15/37
(a)(b)
. 12,757 11,735,805
Series 2022-OPO, Class D, 3.56%,
01/05/39
(a)(b)
............. 8,560 7,173,739
KNDL Mortgage Trust, Series 2019-
KNSQ, Class E, (LIBOR USD 1
Month + 1.80%), 3.12%, 05/15/36
(a)(b)
11,601 11,189,003
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(b)
Series 2006-2A, Class M3, (LIBOR
USD 1 Month + 0.45%), 2.07%,
09/25/36 ............... 3,844 3,677,704
Series 2007-1A, Class 1A, (LIBOR
USD 1 Month + 0.25%), 1.87%,
03/25/37 ............... 749 744,250
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-3A, Class M2, (LIBOR
USD 1 Month + 2.00%), 3.62%,
10/25/37 ............... USD 5,850 $ 5,030,775
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 3.67%, 03/15/38
(a)(b)
.... 14,361 13,370,246
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class AS, 3.30%,
04/20/48
(a)(b)
............... 615 604,600
LUXE Trust, Series 2021-TRIP, Class
E, (LIBOR USD 1 Month + 2.75%),
4.07%, 10/15/38
(a)(b)
.......... 1,216 1,131,229
MAD Mortgage Trust
(a)(b)
Series 2017-330M, Class D, 4.11%,
08/15/34 ............... 2,925 2,724,252
Series 2017-330M, Class E, 4.17%,
08/15/34 ............... 4,493 4,179,742
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D, 2.41%,
09/10/39
(a)(b)
............... 2,088 1,739,810
Med Trust, Series 2021-MDLN, Class
G, (LIBOR USD 1 Month + 5.25%),
6.58%, 11/15/38
(a)(b)
.......... 67,044 60,360,759
MFT Trust
(a)(b)
Series 2020-ABC, Class C, 3.59%,
02/10/42 ............... 13,308 10,885,932
Series 2020-ABC, Class D, 3.59%,
02/10/42 ............... 2,545 2,023,254
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 3.42%,
04/15/38 ............... 28,690 27,001,978
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 3.92%,
04/15/38 ............... 11,805 10,975,147
MHP
(a)(b)
Series 2021-STOR, Class G,
(LIBOR USD 1 Month + 2.75%),
4.07%, 07/15/38 .......... 3,854 3,523,636
Series 2021-STOR, Class J, (LIBOR
USD 1 Month + 3.95%), 5.27%,
07/15/38 ............... 5,104 4,667,928
Morgan Stanley Bank of America Merrill
Lynch Trust
(b)
Series 2015-C23, Class D, 4.28%,
07/15/50
(a)
.............. 901 815,809
Series 2015-C25, Class C, 4.68%,
10/15/48 ............... 720 681,339
Series 2017-C33, Class C, 4.56%,
05/15/50 ............... 632 576,838
Morgan Stanley Capital I Trust
Series 2014-150E, Class F, 4.44%,
09/09/32
(a)(b)
............. 4,181 3,718,667
Series 2015-MS1, Class C, 4.17%,
05/15/48
(b)
.............. 3,213 2,955,550
Series 2017-CLS, Class E, (LIBOR
USD 1 Month + 1.95%), 3.27%,
11/15/34
(a)(b)(c)
............ 790 782,100
Series 2017-CLS, Class F, (LIBOR
USD 1 Month + 2.60%), 3.92%,
11/15/34
(a)(b)(c)
............ 15,877 15,883,351
Series 2017-H1, Class C, 4.28%,
06/15/50
(b)(c)
............. 1,244 1,266,292
Series 2017-H1, Class D, 2.55%,
06/15/50
(a)(c)
............. 6,600 5,230,500

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-H3, Class C, 5.03%,
07/15/51
(b)(c)
............. USD 1,160 $ 1,075,900
Series 2018-H3, Class D, 3.00%,
07/15/51
(a)
.............. 1,497 1,157,240
Series 2018-H4, Class C, 5.24%,
12/15/51
(b)
.............. 1,153 1,049,072
Series 2018-L1, Class A3, 4.14%,
10/15/51 ............... 950 932,272
Series 2018-MP, Class E, 4.42%,
07/11/40
(a)(b)
............. 6,810 5,315,962
Series 2018-SUN, Class A, (LIBOR
USD 1 Month + 0.90%), 2.22%,
07/15/35
(a)(b)
............. 2,330 2,256,810
Series 2018-SUN, Class F, (LIBOR
USD 1 Month + 2.55%), 3.87%,
07/15/35
(a)(b)
............. 1,119 1,051,553
Series 2019-NUGS, Class E,
(LIBOR USD 1 Month + 2.24%),
3.74%, 12/15/36
(a)(b)
........ 2,139 2,019,863
Motel Trust, Series 2021-MTL6, Class
F, (LIBOR USD 1 Month + 3.55%),
4.87%, 09/15/38
(a)(b)
.......... 3,719 3,527,893
MSCG Trust
(a)(b)
Series 2018-SELF, Class E, (LIBOR
USD 1 Month + 2.15%), 3.47%,
10/15/37 ............... 1,420 1,348,670
Series 2018-SELF, Class F, (LIBOR
USD 1 Month + 3.05%), 4.37%,
10/15/37 ............... 1,560 1,476,384
MTN Commercial Mortgage Trust
(a)(b)
Series 2022-LPFL, Class A,
(TSFR1M + 1.40%), 2.68%,
03/15/39 ............... 13,000 12,766,650
Series 2022-LPFL, Class F,
(TSFR1M + 5.29%), 6.56%,
03/15/39 ............... 11,185 10,563,800
Multi Security Asset Trust LP
Commercial Mortgage-Backed
Securities Pass-Through, Series
2005-RR4A, Class N, 4.78%,
11/28/35
(a)(b)
............... 2,167 1,443,287
Natixis Commercial Mortgage Securities
Trust
(a)
Series 2018-FL1, Class A, (LIBOR
USD 1 Month + 0.95%), 2.27%,
06/15/35
(b)
.............. 1,155 1,119,232
Series 2018-RIVA, Class E,
(TSFR1M + 2.79%), 4.07%,
02/15/33
(b)
.............. 1,171 1,158,894
Series 2019-LVL, Class D, 4.44%,
08/15/38 ............... 3,140 2,618,920
Series 2020-AGC, Class A, (LIBOR
USD 1 Month + 2.55%), 4.15%,
08/18/25
(b)
.............. 33,024 32,809,027
Olympic Tower Mortgage Trust, Series
2017-OT, Class E, 4.08%, 05/10/39
(a)
(b)
...................... 7,856 6,180,594
One New York Plaza Trust, Series
2020-1NYP, Class D, (LIBOR USD 1
Month + 2.75%), 4.07%, 01/15/36
(a)(b)
1,660 1,579,189
Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (LIBOR
USD 1 Month + 1.54%), 2.73%,
09/15/34 ............... 3,660 3,484,712
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-280P, Class E, (LIBOR
USD 1 Month + 2.12%), 3.31%,
09/15/34 ............... USD 15,305 $ 14,544,424
Series 2017-280P, Class F, (LIBOR
USD 1 Month + 2.83%), 4.02%,
09/15/34 ............... 1,370 1,267,789
Park Avenue Trust
(a)(b)
Series 2017-245P, Class D, 3.78%,
06/05/37 ............... 1,100 928,663
Series 2017-245P, Class E, 3.78%,
06/05/37 ............... 5,691 4,652,392
PKHL Commercial Mortgage Trust
(a)(b)
Series 2021-MF, Class F, (LIBOR
USD 1 Month + 3.35%), 4.67%,
07/15/38 ............... 3,276 3,028,022
Series 2021-MF, Class G, (LIBOR
USD 1 Month + 4.35%), 5.68%,
07/15/38 ............... 3,533 3,276,402
Ready Capital Mortgage Financing LLC,
Series 2022-FL9, Class A, (TSFR1M
+ 2.47%), 3.72%, 06/25/37
(a)(b)
... 5,339 5,296,610
SG Commercial Mortgage Securities
Trust, Series 2019-PREZ, Class D,
3.59%, 09/15/39
(a)(b)
.......... 4,690 3,834,772
SMRT, Series 2022-MINI, Class
E, (TSFR1M + 2.70%), 3.98%,
01/15/39
(a)(b)
............... 3,153 2,902,066
SREIT Trust, Series 2021-MFP2, Class
J, (LIBOR USD 1 Month + 3.92%),
5.24%, 11/15/36
(a)(b)
.......... 2,748 2,564,273
STWD Trust
(a)(b)
Series 2021-FLWR, Class E, (LIBOR
USD 1 Month + 1.92%), 3.25%,
07/15/36 ............... 3,122 2,903,510
Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%),
4.99%, 07/15/23 .......... 7,524 6,859,276
Taubman Centers Commercial
Mortgage Trust, Series 2022-DPM,
Class A, (TSFR1M + 2.19%), 3.46%,
05/15/37
(a)(b)
............... 16,590 16,136,177
TPGI Trust
(a)(b)
Series 2021-DGWD, Class F,
(LIBOR USD 1 Month + 3.00%),
4.32%, 06/15/26 .......... 3,413 3,130,126
Series 2021-DGWD, Class G,
(LIBOR USD 1 Month + 3.85%),
5.17%, 06/15/26 .......... 2,370 2,169,231
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.19%, 08/10/49
(a)(b)
.......... 1,000 995,811
Velocity Commercial Capital Loan
Trust
(a)
Series 2017-2, Class M3, 4.24%,
11/25/47
(b)
.............. 779 711,529
Series 2017-2, Class M4, 5.00%,
11/25/47
(b)
.............. 471 427,537
Series 2018-1, Class M2, 4.26%,
04/25/48 ............... 453 432,034
Series 2020-1, Class M1, 2.80%,
02/25/50
(b)
.............. 1,424 1,321,337
Series 2020-1, Class M2, 2.98%,
02/25/50
(b)
.............. 1,539 1,417,299
Series 2020-1, Class M3, 3.19%,
02/25/50
(b)
.............. 674 609,406

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-1, Class M4, 3.54%,
02/25/50
(b)
.............. USD 1,042 $ 932,989
Series 2020-1, Class M5, 4.29%,
02/25/50
(b)
.............. 1,165 1,042,560
Series 2021-4, Class M4, 4.48%,
12/26/51
(b)
.............. 2,396 2,089,902
Wells Fargo Commercial Mortgage
Trust
Series 2013-BTC, Class F, 3.67%,
04/16/35
(a)(b)
............. 8,491 7,972,844
Series 2017-C39, Class D, 4.48%,
09/15/50
(a)(b)
............. 1,553 1,301,982
Series 2017-HSDB, Class A, (LIBOR
USD 1 Month + 0.85%), 2.10%,
12/13/31
(a)(b)
............. 3,928 3,861,810
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)(b)
............. 4,292 4,024,339
Series 2018-C44, Class D, 3.00%,
05/15/51
(a)
.............. 948 706,409
Series 2018-C45, Class C, 4.73%,
06/15/51 ............... 1,450 1,326,580
Series 2020-SDAL, Class D, (LIBOR
USD 1 Month + 2.09%), 3.41%,
02/15/37
(a)(b)
............. 3,010 2,833,989
Series 2020-SDAL, Class E, (LIBOR
USD 1 Month + 2.74%), 4.06%,
02/15/37
(a)(b)
............. 2,560 2,386,583
Series 2021-FCMT, Class D, (LIBOR
USD 1 Month + 3.50%), 4.82%,
05/15/31
(a)(b)
............. 750 707,729
WFRBS Commercial Mortgage Trust,
Series 2014-C24, Class B, 4.20%,
11/15/47
(b)
................ 1,770 1,639,775
1,433,194,548
1,555,529,661
Interest Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
(b)
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
1.41%, 07/25/47 ............ 14,954 8,087
JPMorgan Mortgage Trust
(a)
Series 2021-INV7, Class A2X,
0.50%, 02/25/52 .......... 69,578 1,809,528
Series 2021-INV7, Class A3X,
0.50%, 02/25/52 .......... 43,473 948,204
Series 2021-INV7, Class A4X,
0.50%, 02/25/52 .......... 15,746 982,902
Series 2021-INV7, Class A5X,
0.50%, 02/25/52 .......... 7,576 197,041
Series 2021-INV7, Class AX1,
0.27%, 02/25/52 .......... 136,374 1,681,245
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 5.04%,
09/25/35
(a)
................ 1,681 96,263
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO, 3.84%,
07/25/56
(a)
................ 8,062 785,633
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, 6.05%,
02/25/38
(a)
................ 29,492 8,457,367
14,966,270
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
(b)
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.70%, 12/15/35
(a)
.... USD 19,140 $ 322,700
BANK, Series 2019-BN20, Class XB,
0.46%, 09/15/62 ............ 86,048 1,967,083
Bank of America Merrill Lynch
Commercial Mortgage Trust
Series 2017-BNK3, Class XB,
0.74%, 02/15/50 .......... 31,555 783,425
Series 2017-BNK3, Class XD,
1.39%, 02/15/50
(a)
......... 12,290 613,271
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 1.10%, 04/15/53 .. 2,706 176,055
BBCMS Trust
(a)
Series 2015-SRCH, Class XA,
1.09%, 08/10/35 .......... 69,678 2,481,233
Series 2015-SRCH, Class XB,
0.30%, 08/10/35 .......... 42,790 421,054
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.20%,
03/15/52 ............... 32,688 1,724,348
Series 2020-B17, Class XB, 0.65%,
03/15/53 ............... 13,340 422,478
Series 2021-B23, Class XA, 1.38%,
02/15/54 ............... 48,134 3,561,329
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.86%,
05/10/58 ................. 18,700 460,207
Commercial Mortgage Trust
Series 2013-CR6, Class XA, 1.13%,
03/10/46 ............... 20,023 24,983
Series 2015-CR25, Class XA,
0.97%, 08/10/48 .......... 15,046 311,140
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(a)
......... 8,680 696,824
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB,
0.21%, 11/15/50 .......... 32,800 388,614
Series 2019-C16, Class XA, 1.72%,
06/15/52 ............... 69,152 5,680,611
Series 2019-C17, Class XA, 1.50%,
09/15/52 ............... 28,376 1,942,321
Series 2019-C17, Class XB, 0.70%,
09/15/52 ............... 41,829 1,422,604
CSMC OA LLC, Series 2014-USA,
Class X2, 0.19%, 09/15/37
(a)
.... 598,765 1,478,950
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.43%, 04/10/37
(a)
. 52,590 974,493
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, 1.00%, 06/10/50
(a)
. 15,440 604,322
GS Mortgage Securities Corp. II, Series
2005-ROCK, Class X1, 0.39%,
05/03/32
(a)
................ 24,000 170,501
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA,
0.95%, 11/10/52 .......... 16,200 757,233
Series 2020-GSA2, Class XA,
1.84%, 12/12/53
(a)
......... 32,143 3,278,140
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C22, Class XA, 0.96%,
09/15/47 ............... 6,746 90,672
Series 2015-C27, Class XD, 0.50%,
02/15/48
(a)
.............. 31,775 340,628

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
United States (continued)
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a)
.... USD 14,670 $ 388,045
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2016-JP3, Class XC, 0.75%,
08/15/49
(a)
................ 37,589 966,398
Ladder Capital Commercial Mortgage
Trust, Series 2013-GCP, Class XA,
1.33%, 02/15/36
(a)
........... 6,089 311,216
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.94%,
03/10/50
(a)
................ 7,171 171,321
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)
Series 2014-C19, Class XD, 1.33%,
12/15/47 ............... 51,913 1,323,932
Series 2014-C19, Class XF, 1.33%,
12/15/47 ............... 13,486 347,939
Series 2015-C21, Class XB, 0.41%,
03/15/48 ............... 15,696 123,681
Series 2015-C26, Class XD, 1.46%,
10/15/48 ............... 18,660 721,769
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.32%,
06/15/50
(a)
.............. 8,870 770,436
Series 2019-H6, Class XB, 0.87%,
06/15/52 ............... 53,695 2,285,796
Series 2019-L2, Class XA, 1.18%,
03/15/52 ............... 22,597 1,201,032
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.51%,
05/10/39
(a)
................ 99,000 1,698,840
One Market Plaza Trust
(a)
Series 2017-1MKT, Class XCP,
0.00%, 02/10/32 .......... 152,049 4,561
Series 2017-1MKT, Class XNCP,
0.22%, 02/10/32
(c)
......... 30,410 80,586
Park Avenue Trust, Series 2017-245P,
Class XA, 0.27%, 06/05/37
(a)
.... 25,000 203,643
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.62%,
10/15/52 ............... 68,417 5,305,064
Series 2019-C18, Class XA, 1.16%,
12/15/52 ............... 70,556 3,646,371
Wells Fargo Commercial Mortgage
Trust
Series 2016-BNK1, Class XD,
1.39%, 08/15/49
(a)
......... 9,764 411,260
Series 2019-C50, Class XA, 1.60%,
05/15/52 ............... 52,343 3,676,606
Series 2021-C59, Class XA, 1.68%,
04/15/54 ............... 38,105 3,499,930
58,233,645
Principal Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B, 0.00%,
07/25/56
(a)(l)
................ 4,062 913,164
Total Non-Agency Mortgage-Backed Securities — 6.9%
(Cost: $3,177,750,685) ........................... 2,942,086,267
Security
Par (000)
Par (000) Value
Preferred Securities
Capital Trusts — 0.0%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA ,
(EUR Swap Annual 5 Year + 6.46%),
6.00%
(b)(d)(n)
................ EUR 2,000 $ 1,904,121
United States — 0.0%
Vistra Corp. , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.74%), 7.00%
(a)(b)(n)
..... USD 3,640 3,303,300
Total Capital Trusts — 0.0%
(Cost: $6,259,379) .............................. 5,207,421
Shares
Shares
Preferred Stocks — 0.8%
Brazil — 0.0%
Neon Payments Ltd.
(c)
........... 28,089 11,682,496
China — 0.1%
Bytedance Ltd., Series E-1 (Acquired
11/11/20, cost $32,872,254)
(c)(i)
... 300,000 49,654,792
Germany — 0.1%
Caresyntax, Inc.
(c)
............. 27,266 1,913,528
Porsche Automobil Holding SE
(Preference) ............... 89,779 5,971,292
Volkswagen AG (Preference) ...... 41,012 5,521,845
Volocopter Gmbh (Acquired 03/03/21,
cost $11,751,352)
(c)(i)
......... 2,211 11,988,596
25,395,261
Israel — 0.0%
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $8,210,225)
(c)(i)
... 1,350,837 6,619,101
Jersey — 0.0%
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $7,500,000)
(c)(i)
... 877,193 16,026,316
Sweden — 0.0%
Volta Greentech AB, Series C
(c)(g)
... 50,461 3,558,865
United States — 0.6%
10X Future Technologies Holding
Ltd., (Acquired 05/13/21, cost
$16,122,168)
(c)(i)
............. 425,677 6,959,112
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(m)
............ 14,146 16,219,804
Breeze Aviation Group, Inc., Series
B (Acquired 07/30/21, cost
$13,089,026)
(c)(i)
............. 24,234 8,700,491
Cap Hill Brands
(c)(g)
............. 3,319,269 24,224,689
Clarify Health Solutions, Inc.
(c)(g)
.... 1,542,267 13,803,290
Cruise, Series G (Acquired 03/25/21,
cost $7,513,940)
(c)(i)
.......... 285,159 5,326,770
Dream Finders Homes, Inc., 9.00%
(c)
58,891 55,431,154
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $5,879,165)
(c)(i)
... 1,003,613 3,924,127
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$6,250,011)
(c)(i)
............. 189,070 8,670,750
Farmer's Business Network, Inc.,
Series G (Acquired 09/15/21, cost
$1,777,651)
(c)(i)
............. 28,599 1,371,322

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
United States (continued)
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $8,237,574)
(c)(i)
... 4,516,957 $ 22,765,463
JumpCloud, Inc., Series F (Acquired
09/03/21, cost $1,779,219)
(c)(i)
... 297,096 1,497,364
Lessen, Inc., Series B
(c)
.......... 1,460,424 13,333,671
Loadsmart, Inc., Series D (Acquired
01/27/22, cost $2,351,580)
(c)(i)
... 117,579 2,148,168
MNTN Digital, Series D (Acquired
11/05/21, cost $6,262,132)
(c)(i)
... 272,678 3,951,104
Mythic AI, Inc., Series C (Acquired
01/26/21, cost $4,357,643)
(c)(i)
... 634,291 3,272,942
Noodle Partners, Inc., Series
C (Acquired 08/26/21, cost
$7,700,677)
(c)(i)
............. 862,850 4,978,644
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $3,512,029)
(c)(i)
... 133,913 3,422,816
Relativity Space, Inc., Series
E (Acquired 05/27/21, cost
$5,860,925)
(c)(i)
............. 256,663 4,432,570
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $2,440,004)
(c)(i)
... 162,454 1,553,060
Ursa Major Technologies, Inc.,
Series C (Acquired 09/13/21, cost
$7,831,305)
(c)(i)
............. 1,312,920 6,669,634
Verge Genomics, Series B (Acquired
11/05/21, cost $7,544,038)
(c)(i)
... 1,416,243 6,712,992
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$6,249,999)
(c)(i)
............. 396,483 14,435,946
233,805,883
Total Preferred Stocks — 0.8%
(Cost: $340,211,805) ............................. 346,742,714
Total Preferred Securities — 0.8%
(Cost: $346,471,184) ............................. 351,950,135
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage
Corp., Series 5155, Class JI,
3.00%, 10/25/51 ............ USD 32,459 4,293,277
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(b)
Series 2015-DN1, Class B,
(LIBOR USD 1 Month +
11.50%), 13.12% ,  01/25/25 . 939 944,839
Series 2015-HQ2, Class B,
(LIBOR USD 1 Month +
7.95%), 9.57% ,  05/25/25 .. 1,543 1,550,558
Series 2017-DNA3, Class B1,
(LIBOR USD 1 Month +
4.45%), 6.07% ,  03/25/30 .. 5,034 4,988,587
Series 2017-HRP1, Class M2,
(LIBOR USD 1 Month +
2.45%), 4.07% ,  12/25/42 .. 954 949,315
Series 2020-HQA5, Class
B1, (SOFR30A + 4.00%),
4.93% ,  11/25/50
(a)
....... 4,120 3,880,032
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Federal Home Loan Mortgage
Corp. Variable Rate Notes,
Series 2018-W5FX, Class CFX,
3.79%, 04/25/28
(a)(b)
.......... USD 10,630 $ 9,660,868
26,267,476
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
Series 2017-KGX1, Class BFX,
3.71% ,  10/25/27 ........ 2,746 2,539,544
Series 2018-K732, Class B,
4.20% ,  05/25/25 ........ 3,885 3,827,251
Series 2018-K80, Class B,
4.38% ,  08/25/50 ........ 2,888 2,795,049
9,161,844
Interest Only Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp.
Series 4940, Class PI,
4.00% ,  07/25/49 ........ 12,146 1,818,951
Series 4995, Class BI,
4.50% ,  06/25/50 ........ 13,147 2,589,455
Series 5014, Class DI,
4.00% ,  09/25/50
(c)
....... 10,007 1,952,035
Series 5018, Class CI,
4.50% ,  10/25/50 ........ 14,185 2,985,276
Series 5100, Class MI,
3.50% ,  09/25/48 ........ 32,029 5,874,137
Series 5129, 3.00% ,  09/25/50 . 19,610 3,325,615
Series 5139, Class IG,
3.00% ,  09/25/51
(c)
....... 47,869 7,180,397
Series 5142, Class IP,
3.00% ,  09/25/51
(c)
....... 20,711 3,317,750
Series 5142, Class PI,
3.00% ,  09/25/51 ........ 26,816 4,203,865
Series 5145, Class HI,
3.00% ,  09/25/51
(c)
....... 18,466 2,746,873
Series 5155, Class NI,
3.00% ,  10/25/51 ........ 50,246 6,622,637
Series 5167, Class MI,
3.00% ,  11/25/51
(c)
....... 20,346 2,644,937
Federal National Mortgage Association
Series 2020-32, Class PI,
4.00% ,  05/25/50 ........ 29,939 6,071,428
Series 2020-77, Class HI,
4.00% ,  11/25/50 ........ 131,964 24,834,509
Series 2021-31, Class IB,
4.00% ,  06/25/51 ........ 38,174 7,382,297
Series 2021-50,
4.00% ,  08/25/51
(c)
....... 55,711 10,515,490
Government National Mortgage
Association
Series 2020-144,
2.50% ,  09/20/50 ........ 31,239 3,876,985
Series 2020-146, Class DI,
2.50% ,  10/20/50
(c)
....... 27,164 3,582,429
Series 2020-151, Class MI,
2.50% ,  10/20/50
(c)
....... 133,863 18,030,052
Series 2020-175, Class DI,
2.50% ,  11/20/50
(c)
....... 9,403 1,254,213
Series 2020-185, Class MI,
2.50% ,  12/20/50 ........ 33,583 4,713,850
Series 2021-15, Class GI,
3.50% ,  01/20/51 ........ 19,999 2,967,121
Series 2021-161, Class IB,
4.00% ,  09/20/51
(c)
....... 14,130 2,065,780

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2021-176, Class IA,
3.50% ,  10/20/51
(c)
....... USD 33,556 $ 4,530,124
Series 2021-199, Class KI,
3.50% ,  11/20/51
(c)
....... 17,182 2,310,971
Series 2021-209, Class TJ,
3.50% ,  11/20/51
(c)
....... 14,745 1,984,616
Series 2021-214, Class AI,
4.00% ,  12/20/51 ........ 33,262 5,135,815
Series 2021-215, Class LI,
3.00% ,  12/20/51 ........ 24,854 2,726,963
Series 2021-221, Class AI,
3.50% ,  12/20/51 ........ 31,637 4,288,455
Series 2021-221, Class CI,
3.00% ,  12/20/51 ........ 15,445 2,193,138
Series 2021-78, Class IC,
4.00% ,  05/20/51 ........ 22,863 3,686,598
157,412,762
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.,
Series 2019-KW08, Class X2A,
0.10%, 01/25/29
(a)
........... 265,872 1,322,501
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ 11,610 857,534
Government National Mortgage
Association Variable Rate Notes
(b)
Series 2009-80, 0.91% ,  09/16/51 3,519 357,837
Series 2013-30, 0.59% ,  09/16/53 11,945 176,920
Series 2013-78, 0.31% ,  10/16/54 13,628 200,848
Series 2015-173,
0.60% ,  09/16/55 ........ 8,914 228,128
Series 2015-22, 0.54% ,  03/16/55 10,412 212,290
Series 2015-37, 0.67% ,  10/16/56 2,109 63,915
Series 2015-48, 0.70% ,  02/16/50 2,743 71,223
Series 2016-125,
0.82% ,  12/16/57 ........ 12,898 530,415
Series 2016-36, 0.72% ,  08/16/57 2,572 85,348
Series 2016-96, 0.76% ,  12/16/57 10,337 403,908
4,510,867
Mortgage-Backed Securities — 20.3%
Uniform Mortgage-Backed Securities
6.00% ,  03/01/38 .......... 1 1,232
4.50% ,  09/01/43 - 04/01/52 ... 259,516 261,765,922
4.00% ,  09/01/44 - 04/01/52 ... 1,105,404 1,102,732,200
3.50% ,  01/01/48 - 07/01/52 ... 410,856 398,029,349
2.00% ,  08/01/50 - 10/01/50 ... 6,942 6,058,146
3.00% ,  10/01/50 - 03/01/52 ... 1,180,044 1,111,089,931
2.50% ,  02/01/51 .......... 44,842 40,662,499
4.00% ,  05/01/51
(v)
......... 539,398 539,865,565
2.00% ,  07/25/52
(w)
......... 396,943 344,410,394
2.50% ,  07/25/52
(w)
......... 424,958 382,096,885
3.00% ,  07/25/52 - 08/25/52
(w)
.. 1,143,620 1,064,765,222
3.50% ,  07/25/52 - 08/25/52
(w)
.. 621,113 597,012,000
4.00% ,  07/25/52 - 08/25/52
(w)
.. 1,686,571 1,662,685,826
5.00% ,  07/25/52
(w)
......... 459,660 469,140,488
4.50% ,  08/25/52
(w)
......... 618,857 619,751,440
8,600,067,099
Total U.S. Government Sponsored Agency Securities
—
20.8%
(Cost: $8,858,182,802) ........................... 8,797,420,048
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
1.88%, 02/15/41 - 11/15/51 ..... USD 483,371 $ 365,007,571
1.75%, 08/15/41 ............ 83,186 63,276,448
2.38%, 02/15/42 ............ 59,969 50,851,838
1.38%, 08/15/50 ............ 75,000 49,368,164
1.63%, 11/15/50 ............ 255,000 179,346,749
2.38%, 05/15/51
(x)
........... 590,000 498,066,017
2.25%, 02/15/52
(x)
........... 962,000 791,695,938
2.88%, 05/15/52 ............ 131,496 124,201,609
U.S. Treasury Inflation Linked Notes
0.63%, 04/15/23 ............ 78,733 80,077,371
0.50%, 04/15/24
(b)
........... 409,246 414,905,418
0.13%, 04/15/26 - 01/15/30
(b)
.... 1,410,414 1,388,334,540
U.S. Treasury Notes
2.63%, 12/31/23 - 05/31/27 ..... 508,992 499,370,068
2.50%, 05/31/24 - 03/31/27 ..... 983,226 962,360,771
1.13%, 02/28/25 ............ 32,000 30,457,500
1.75%, 03/15/25 ............ 470,000 454,376,171
0.75%, 04/30/26 - 08/31/26 ..... 2,595,000 2,369,820,515
0.88%, 06/30/26
(j)
........... 1,485,000 1,363,241,598
0.63%, 07/31/26 - 11/30/27 ..... 510,000 459,631,250
1.63%, 10/31/26 - 05/15/31 ..... 5,670 5,291,890
2.00%, 11/15/26 ............ 245,000 234,242,969
1.25%, 11/30/26 - 08/15/31 ..... 600,000 552,330,077
2.75%, 04/30/27 ............ 30,310 29,900,342
1.38%, 10/31/28 ............ 270,000 243,432,421
3.13%, 11/15/28 ............ 2,000 2,004,141
1.50%, 11/30/28 ............ 265,000 240,632,423
2.38%, 03/31/29 - 05/15/29 ..... 451,000 431,709,960
2.88%, 04/30/29 - 05/15/32
(x)
.... 1,374,968 1,359,235,063
0.88%, 11/15/30 ............ 70,000 59,103,516
1.88%, 02/15/32
(x)
........... 345,000 312,548,438
Total U.S. Treasury Obligations — 32.1%
(Cost: $14,543,008,319) ........................... 13,614,820,776
Shares
Shares
Warrants
Germany — 0.0%
Tonies SE (Issued/exercisable
04/29/21, 1 share for 1 warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(g)
.................. 196,295 71,997
Luxembourg — 0.0%
HomeToGo SE (Issued/exercisable
02/18/21, 1 share for 1 warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(g)
.................. 109,138 11,437
Netherlands — 0.0%
Climate Transition Capital Acquisition
I BV (Issued/exercisable 06/29/21,
1 share for 1 warrant, Expires
06/29/26, Strike Price EUR 11.50)
(g)
155,663 16,313

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
United Kingdom — 0.0%
(g)
Genius Sports Ltd. (Issued/exercisable
12/07/20, 1 share for 1 warrant,
Expires 12/31/28, Strike Price USD
11.50) ................... 821,280 $ 361,445
Hedosophia European Growth (Issued/
exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50) ............ 274,529 57,539
418,984
United States — 0.0%
(g)
Altus Power, Inc. (Issued/exercisable
01/22/21, 1 share for 1 warrant,
Expires 01/22/26, Strike Price USD
11.00) ................... 113,591 147,668
ArcLight Clean Transition Corp. II
(Issued/exercisable 02/04/21,
1 share for 1 warrant, Expires
02/04/23, Strike Price USD 11.50) 48,870 51,313
Aurora Innovation, Inc. (Issued/
exercisable 05/04/21, 1 share for
1 warrant, Expires 12/31/28, Strike
Price USD 11.50) ............ 45,680 18,272
California Resources Corp. (Issued/
exercisable 10/23/20, 1 share for
1 warrant, Expires 10/27/24, Strike
Price USD 36.00) ........... 12,137 124,647
Cano Health, Inc. (Issued/exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 178,770 121,564
Chesapeake Energy Corp. (Issued/
exercisable 02/09/21, 1 share for
1 warrant, Expires 02/09/26, Strike
Price USD 34.62) ........... 7,127 373,954
Climate Real Impact Solutions
II Acquisition Corp. (Issued/
exercisable 07/06/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 19,111 3,249
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 11.50)
(c)
........... 333,560 40,027
Embark Technology, Inc. (Issued/
exercisable 12/28/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 31,812 4,062
EVgo, Inc. (Issued/exercisable
11/10/20, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 213,790 267,237
Freewire Warrants TA (Issued/
exercisable 03/31/22, 1 share for
1 warrant, Expires 04/26/27, Strike
Price USD 3.35) ............ 1,834,643 2
Freewire Warrants TB (Issued/
exercisable 03/31/22, 1 share for
1 warrant, Expires 04/26/29, Strike
Price USD 3.35) ............ 1,834,643 2
Gores Holdings VIII, Inc. (Issued/
exercisable 01/28/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 85,171 55,276
Security
Shares
Shares Value
United States (continued)
Highland Transcend Partners I Corp.
(Issued/exercisable 03/23/22,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 23,823 $ 3,097
Hippo Holdings, Inc. (Issued/
exercisable 01/04/21, 1 share for
1 warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 7,405 1,407
Hyzon Motors, Inc. (Issued/exercisable
12/10/20, 1 share for 1 warrant,
Expires 10/02/25, Strike Price USD
11.50)
(h)
.................. 338,374 229,790
Innovid Corp. (Issued/exercisable
01/28/21, 1 share for 1 warrant,
Expires 12/31/27, Strike Price USD
11.50) ................... 3,266 719
KINS Technology Group, Inc. (Issued/
exercisable 0, 1 share for 1 warrant,
Expires 12/31/25, Strike Price USD
11.50) ................... 399,242 47,909
Kinsey Interests, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 10.00)
(c)
.......... 469,648 46,965
Latch, Inc. (Issued/exercisable
06/04/21, 1 share for 1 warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 164,855 19,783
Lightning eMotors, Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 375,043 246,351
Offerpad Solutions, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 369,311 94,802
Pear Therapeutics, Inc. (Issued/
exercisable 03/23/21, 1 share for
1 warrant, Expires 12/01/26, Strike
Price USD 11.50) ............ 111,845 14,551
Proof Acquisition Corp. I (Issued/
exercisable 09/27/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 11.50)
(c)
........... 446,489 31,254
Sarcos Technology & Robotics Corp.
(Issued/exercisable 12/21/20,
1 share for 1 warrant, Expires
09/24/26, Strike Price USD 11.50) 505,097 275,328
Sarcos Technology & Robotics Corp.
(Issued/exercisable 01/15/21,
1 share for 1 warrant, Expires
06/15/27, Strike Price USD 11.50) 128,364 51,346
Science Strategic Acquisition Corp.
Alpha (Issued/exercisable 01/22/21,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 96,812 8,771
Sonder Holdings, Inc. (Issued/
exercisable 01/19/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 11.50)
(c)
........... 498,240 9,965
Target Hospitality Corp. (Issued/
exercisable 03/05/18, 1 share for
1 warrant, Expires 03/15/24, Strike
Price USD 11.50) ............ 22,811 8,121

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
United States (continued)
Tishman Speyer Innovation Corp.
II (Issued/exercisable 01/27/21,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 35,055 $ 4,245
TPB Acquisition Corp. I (Issued/
exercisable 02/19/21, 1 share for
1 warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 147,996 29,599
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 95,550 32,009
Volta, Inc. (Issued/exercisable 10/22/20,
1 share for 1 warrant, Expires
08/26/26, Strike Price USD 11.50) 220,210 68,265
2,431,550
Total Warrants — 0.0%
(Cost: $33,406,146) .............................. 2,950,281
Total Long-Term Investments — 109.5%
(Cost: $50,572,175,577) ........................... 46,427,370,655
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements
(y)
Barclays Bank plc, (2.95)%, Open
(Purchased on 04/29/22 to be
repurchased at USD 2,126,907,
collateralized by Engie SA, 1.50%,
due at 05/30/28, par and fair value
of EUR 2,400,000 and $1,915,037,
respectively)
(z)
.............. EUR 2,039 2,137,240
Barclays Bank plc, (1.95)%, Open
(Purchased on 05/30/22 to be
repurchased at USD 2,442,946,
collateralized by Engie SA, 1.50%,
due at 05/30/28, par and fair value
of EUR 2,800,000 and $2,234,210,
respectively)
(z)
.............. 2,335 2,447,055
Barclays Bank plc, (1.35)%, Open
(Purchased on 05/19/22 to be
repurchased at USD 3,696,279,
collateralized by 3M Co., 1.75%,
due at 05/15/30, par and fair value
of EUR 3,600,000 and $3,466,721,
respectively)
(z)
.............. 3,533 3,702,110
Barclays Bank plc, (1.30)%, Open
(Purchased on 01/04/22 to be
repurchased at USD 41,558,480,
collateralized by Kingdom of Spain,
0.50%, due at 10/31/31, par and
fair value of EUR 40,000,000 and
$35,395,727, respectively)
(z)
.... 39,774 41,680,744
Barclays Bank plc, (1.20)%, Open
(Purchased on 06/15/22 to be
repurchased at USD 2,920,144,
collateralized by Portuguese
Republic, 0.30%, due at 10/17/31,
par and fair value of EUR 3,470,000
and $3,026,324, respectively)
(z)
.. 2,787 2,921,109
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (1.00)%, Open
(Purchased on 05/10/22 to be
repurchased at USD 6,882,960,
collateralized by PBF Holding Co.
LLC, 6.00%, due at 02/15/28, par
and fair value of USD 7,980,000 and
$6,763,449, respectively)
(z)
..... USD 6,893 $ 6,892,725
Barclays Bank plc, (0.95)%, Open
(Purchased on 06/06/22 to be
repurchased at USD 10,100,819,
collateralized by Pfizer, Inc., 1.00%,
due at 03/06/27, par and fair value
of EUR 10,000,000 and $9,929,745,
respectively)
(z)
.............. EUR 9,645 10,106,954
Barclays Bank plc, (0.95)%, Open
(Purchased on 05/19/22 to be
repurchased at USD 3,003,777,
collateralized by Avis Budget
Finance plc, 4.75%, due at
01/30/26, par and fair value of
EUR 2,900,000 and $2,737,763,
respectively)
(z)
.............. 2,869 3,006,871
Barclays Bank plc, (0.95)%, Open
(Purchased on 05/11/22 to be
repurchased at USD 3,549,918,
collateralized by 3M Co., 1.75%,
due at 05/15/30, par and fair value
of EUR 3,400,000 and $3,274,125,
respectively)
(z)
.............. 3,392 3,554,514
Barclays Bank plc, (0.85)%, Open
(Purchased on 03/25/22 to be
repurchased at USD 3,871,448,
collateralized by Banco Bilbao
Vizcaya Argentaria SA, 0.13%, due
at 03/24/27, par and fair value of
EUR 3,900,000 and $3,689,626,
respectively)
(d)(z)
............. 3,702 3,879,876
Barclays Bank plc, (0.78)%, Open
(Purchased on 03/25/22 to be
repurchased at USD 2,348,684,
collateralized by Infineon
Technologies AG, 2.00%, due
at 06/24/32, par and fair value of
EUR 2,200,000 and $2,036,886,
respectively)
(d)(z)
............. 2,246 2,353,375
Barclays Bank plc, 0.00%, Open
(Purchased on 06/30/22 to be
repurchased at USD 4,138,200,
collateralized by Minerva Merger
Sub, Inc., 6.50%, due at 02/15/30,
par and fair value of USD 4,840,000
and $4,024,896, respectively)
(z)
.. USD 4,138 4,138,200
Barclays Bank plc, 0.00%, Open
(Purchased on 06/30/22 to be
repurchased at USD 6,047,388,
collateralized by Condor Merger
Sub, Inc., 7.38%, due at 02/15/30,
par and fair value of USD 7,210,000
and $5,860,072, respectively)
(z)
.. 6,047 6,047,388
Barclays Bank plc, 1.05%, Open
(Purchased on 05/17/22 to be
repurchased at USD 880,894,
collateralized by Medline Borrower
LP, 5.25%, due at 10/01/29, par
and fair value of USD 1,053,000 and
$864,828, respectively)
(z)
...... 881 880,571

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, 1.15%, Open
(Purchased on 03/01/22 to be
repurchased at USD 8,696,638,
collateralized by Owens-Brockway
Glass Container, Inc., 6.63%, due
at 05/13/27, par and fair value of
USD 8,219,000 and $7,670,793,
respectively)
(z)
.............. USD 8,692 $ 8,691,593
Barclays Bank plc, 1.30%, Open
(Purchased on 06/14/22 to be
repurchased at USD 8,668,950,
collateralized by CommScope, Inc.,
8.25%, due at 03/01/27, par and
fair value of USD 10,395,000 and
$8,217,248, respectively)
(z)
..... 8,667 8,666,831
Barclays Bank plc, 1.40%, Open
(Purchased on 03/21/22 to be
repurchased at USD 3,250,983,
collateralized by Park River
Holdings, Inc., 5.63%, due at
02/01/29, par and fair value of
USD 3,983,000 and $2,482,233,
respectively)
(z)
.............. 3,246 3,246,145
Barclays Bank plc, 1.40%, Open
(Purchased on 06/03/22 to be
repurchased at USD 4,539,991,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 4,758,000 and
$4,197,480, respectively)
(z)
..... 4,538 4,537,943
Barclays Bank plc, 1.40%, Open
(Purchased on 06/14/22 to be
repurchased at USD 2,130,990,
collateralized by Arches Buyer, Inc.,
4.25%, due at 06/01/28, par and
fair value of USD 2,470,000 and
$2,011,086, respectively)
(z)
..... 2,130 2,130,375
Barclays Bank plc, 1.40%, Open
(Purchased on 06/13/22 to be
repurchased at USD 3,148,058,
collateralized by Minerva Merger
Sub, Inc., 6.50%, due at 02/15/30,
par and fair value of USD 3,555,000
and $2,956,302, respectively)
(z)
.. 3,146 3,146,175
Barclays Bank plc, 1.42%, Open
(Purchased on 05/31/22 to be
repurchased at USD 5,285,145,
collateralized by Condor Merger
Sub, Inc., 7.38%, due at 02/15/30,
par and fair value of USD 5,925,000
and $4,815,662, respectively)
(z)
.. 5,281 5,280,656
BNP Paribas SA, (0.90)%, Open
(Purchased on 03/10/22 to be
repurchased at USD 815,230,
collateralized by Infrastrutture
Wireless Italiane SpA, 1.63%, due
at 10/21/28, par and fair value
of EUR 825,000 and $731,535,
respectively)
(z)
.............. EUR 780 817,458
BNP Paribas SA, (0.67)%, Open
(Purchased on 06/01/22 to be
repurchased at USD 5,873,317,
collateralized by Portuguese
Republic, 0.30%, due at 10/17/31,
par and fair value of EUR 6,626,000
and $5,778,797, respectively)
(z)
.. 5,607 5,876,051
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, (0.66)%, Open
(Purchased on 06/17/22 to be
repurchased at USD 6,112,729,
collateralized by Portuguese
Republic, 0.30%, due at 10/17/31,
par and fair value of EUR 7,203,000
and $6,282,022, respectively)
(z)
.. EUR 5,834 $ 6,113,738
BNP Paribas SA, (0.66)%, Open
(Purchased on 03/15/22 to be
repurchased at USD 39,403,745,
collateralized by Kingdom of Spain,
0.70%, due at 04/30/32, par and
fair value of EUR 40,000,000 and
$35,555,267, respectively)
(z)
.... 37,674 39,480,468
BNP Paribas SA, (0.63)%, Open
(Purchased on 06/14/22 to be
repurchased at USD 9,347,710,
collateralized by Kingdom of Spain,
0.50%, due at 10/31/31, par and
fair value of EUR 11,168,000 and
$9,882,487, respectively)
(z)
..... 8,922 9,350,165
BNP Paribas SA, 0.40%, Open
(Purchased on 06/15/22 to be
repurchased at USD 1,976,466,
collateralized by Next Group plc,
3.63%, due at 05/18/28, par and
fair value of GBP 1,700,000 and
$1,885,626, respectively)
(z)
..... GBP 1,623 1,976,162
BNP Paribas SA, 0.85%, Open
(Purchased on 04/29/22 to be
repurchased at USD 3,197,869,
collateralized by Tesco Corporate
Treasury Services plc, 2.75%, due
at 04/27/30, par and fair value of
GBP 2,800,000 and $2,969,794,
respectively)
(z)
.............. 2,624 3,194,560
Credit Suisse Securities (USA) LLC,
0.75%, Open (Purchased on
03/17/22 to be repurchased at
USD 5,061,047, collateralized by
Owens-Brockway Glass Container,
Inc., 6.63%, due at 05/13/27, par
and fair value of USD 5,000,000 and
$4,666,500, respectively)
(z)
..... USD 5,050 5,050,000
Credit Suisse Securities (USA) LLC,
0.75%, Open (Purchased on
06/03/22 to be repurchased at
USD 412,021, collateralized by
PHH Mortgage Corp., 7.88%, due
at 03/15/26, par and fair value
of USD 432,000 and $381,108,
respectively)
(z)
.............. 412 412,020
Credit Suisse Securities (USA) LLC,
1.35%, Open (Purchased on
05/24/22 to be repurchased at
USD 2,890,401, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 3,512,000 and $2,884,406,
respectively)
(z)
.............. 2,889 2,888,620

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Credit Suisse Securities (USA) LLC,
1.40%, Open (Purchased on
05/24/22 to be repurchased at USD
2,389,070, collateralized by PG&E
Corp., 5.25%, due at 07/01/30, par
and fair value of USD 2,620,000 and
$2,155,421, respectively)
(z)
..... USD 2,387 $ 2,387,475
Deutsche Bank AG, (0.75)%, Open
(Purchased on 02/04/22 to be
repurchased at USD 5,515,518,
collateralized by Portuguese
Republic, 0.30%, due at 10/17/31,
par and fair value of EUR 5,629,000
and $4,909,274, respectively)
(z)
.. EUR 5,279 5,531,998
Deutsche Bank AG, 1.14%, Open
(Purchased on 05/10/22 to be
repurchased at USD 7,126,909,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 4,166,452 and $6,178,493,
respectively)
(z)
.............. GBP 5,847 7,117,376
Goldman Sachs International,
1.10%, Open (Purchased on
03/31/22 to be repurchased at USD
36,678,028, collateralized by U.K.
Treasury Inflation Linked Bonds,
0.13%, due at 03/22/46, par and
fair value of GBP 19,308,453 and
$28,632,792, respectively)
(z)
.... 30,071 36,605,719
J.P. Morgan Securities LLC,
0.70%, 07/29/22 (Purchased on
06/16/22 to be repurchased at
USD 2,924,536, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 3,512,000 and $2,884,406,
respectively) ............... USD 2,924 2,923,740
J.P. Morgan Securities LLC,
1.25%, 07/29/22 (Purchased on
06/16/22 to be repurchased at USD
5,919,859, collateralized by Home
Point Capital, Inc., 5.00%, due
at 02/01/26, par and fair value of
USD 7,969,000 and $5,498,610,
respectively) ............... 5,917 5,916,983
J.P. Morgan Securities LLC,
1.37%, 07/29/22 (Purchased on
06/16/22 to be repurchased at USD
6,673,554, collateralized by Netflix,
Inc., 4.88%, due at 06/15/30, par
and fair value of USD 7,360,000 and
$6,736,203, respectively) ...... 6,670 6,670,000
J.P. Morgan Securities LLC,
1.42%, 07/29/22 (Purchased on
06/16/22 to be repurchased at USD
3,452,187, collateralized by Netflix,
Inc., 4.88%, due at 04/15/28, par
and fair value of USD 3,705,000 and
$3,486,590, respectively) ...... 3,450 3,450,281
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.88)%, 08/02/22 (Purchased on
04/27/22 to be repurchased at
USD 4,987,047, collateralized by
Novartis Finance SA, 0.63%, due
at 09/20/28, par and fair value of
EUR 5,000,000 and $4,725,469,
respectively) ............... EUR 4,766 $ 4,994,739
J.P. Morgan Securities plc,
(1.60)%, Open (Purchased on
05/19/22 to be repurchased at
USD 568,028, collateralized by
International Design Group SpA,
6.50%, due at 11/15/25, par and
fair value of EUR 555,000 and
$519,015, respectively)
(z)
...... 543 569,015
J.P. Morgan Securities plc,
(1.35)%, Open (Purchased on
06/14/22 to be repurchased at USD
1,741,024, collateralized by Quatrim
SASU, 5.88%, due at 01/15/24, par
and fair value of EUR 1,731,000 and
$1,719,510, respectively)
(z)
..... 1,662 1,742,004
J.P. Morgan Securities plc,
(1.35)%, Open (Purchased on
05/19/22 to be repurchased at USD
3,058,887, collateralized by Stora
Enso OYJ, 2.50%, due at 03/21/28,
par and fair value of EUR 2,900,000
and $2,939,982, respectively)
(z)
.. 2,923 3,063,367
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
04/08/22 to be repurchased at
USD 2,636,578, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,407,267,
respectively)
(z)
.............. 2,521 2,641,568
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
04/29/22 to be repurchased at
USD 3,055,785, collateralized by
Infrastrutture Wireless Italiane SpA,
1.63%, due at 10/21/28, par and
fair value of EUR 3,200,000 and
$2,837,466, respectively)
(z)
..... 2,920 3,060,048
J.P. Morgan Securities plc,
(0.82)%, Open (Purchased on
04/29/22 to be repurchased at
USD 4,940,880, collateralized by
Novartis Finance SA, 0.63%, due
at 09/20/28, par and fair value of
EUR 5,000,000 and $4,725,468,
respectively)
(z)
.............. 4,721 4,947,529
J.P. Morgan Securities plc,
(0.82)%, Open (Purchased on
05/24/22 to be repurchased at USD
4,873,788, collateralized by Abbott
Ireland Financing DAC, 0.38%, due
at 11/19/27, par and fair value of
EUR 5,000,000 and $4,697,540,
respectively)
(z)
.............. 4,655 4,877,788

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.82)%, Open (Purchased on
05/25/22 to be repurchased at
USD 5,496,652, collateralized by
Red Electrica Financiaciones SAU,
1.25%, due at 03/13/27, par and
fair value of EUR 5,300,000 and
$5,329,726, respectively)
(z)
..... EUR 5,249 $ 5,501,037
J.P. Morgan Securities plc,
(0.80)%, Open (Purchased on
04/05/22 to be repurchased at
USD 2,650,782, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,407,267,
respectively)
(z)
.............. 2,534 2,655,799
J.P. Morgan Securities plc,
(0.80)%, Open (Purchased on
06/10/22 to be repurchased at
USD 2,081,808, collateralized by
Cie de Saint-Gobain, 1.88%, due
at 03/15/31, par and fair value of
EUR 2,200,000 and $2,033,557,
respectively)
(z)
.............. 1,987 2,082,595
J.P. Morgan Securities plc,
(0.80)%, Open (Purchased on
05/24/22 to be repurchased at
USD 10,368,709, collateralized by
Red Electrica Financiaciones SAU,
1.25%, due at 03/13/27, par and
fair value of EUR 10,000,000 and
$10,056,086, respectively)
(d)(z)
... 9,902 10,377,010
J.P. Morgan Securities plc,
(0.80)%, Open (Purchased on
04/28/22 to be repurchased at USD
5,170,755, collateralized by Johnson
& Johnson, 1.65%, due at 05/20/35,
par and fair value of EUR 5,000,000
and $4,539,552, respectively)
(z)
.. 4,941 5,177,659
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
05/30/22 to be repurchased at
USD 2,066,359, collateralized by
Infrastrutture Wireless Italiane SpA,
1.63%, due at 10/21/28, par and
fair value of EUR 2,200,000 and
$1,950,758, respectively)
(z)
..... 1,973 2,067,748
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
03/25/22 to be repurchased at USD
2,241,899, collateralized by WPP
Finance Deutschland GmbH, 1.63%,
due at 03/23/30, par and fair value
of EUR 2,200,000 and $2,027,346,
respectively)
(d)(z)
............. 2,144 2,246,377
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
05/30/22 to be repurchased at USD
1,972,750, collateralized by Enel
Finance International NV, 0.88%,
due at 01/17/31, par and fair value
of EUR 2,200,000 and $1,831,942,
respectively)
(z)
.............. 1,884 1,974,076
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
03/25/22 to be repurchased at
USD 2,240,036, collateralized by
Volkswagen International Finance
NV, 1.63%, due at 01/16/30, par
and fair value of EUR 2,200,000 and
$2,004,919, respectively)
(d)(z)
.... EUR 2,142 $ 2,244,510
J.P. Morgan Securities plc,
0.90%, Open (Purchased on
05/30/22 to be repurchased at USD
2,488,833, collateralized by Tesco
Corporate Treasury Services plc,
2.75%, due at 04/27/30, par and
fair value of GBP 2,200,000 and
$2,333,410, respectively)
(z)
..... GBP 2,043 2,487,221
Merrill Lynch International,
(0.83)%, Open (Purchased on
06/29/22 to be repurchased at
USD 2,702,586, collateralized by
Red Electrica Financiaciones SAU,
1.25%, due at 03/13/27, par and
fair value of EUR 2,700,000 and
$2,715,143, respectively)
(z)
..... EUR 2,579 2,702,648
Merrill Lynch International, 0.00%, Open
(Purchased on 06/30/22 to be
repurchased at USD 5,301,594,
collateralized by Infrastrutture
Wireless Italiane SpA, 1.63%, due
at 10/21/28, par and fair value of
EUR 5,900,000 and $5,231,578,
respectively)
(z)
.............. 5,059 5,301,594
RBC Capital Markets LLC,
0.00%, Open (Purchased on
06/30/22 to be repurchased at USD
4,664,946, collateralized by Clarios
Global LP, 8.50%, due at 05/15/27,
par and fair value of USD 4,853,000
and $4,690,303, respectively)
(z)
.. USD 4,665 4,664,946
RBC Capital Markets LLC,
0.30%, Open (Purchased on
05/11/22 to be repurchased at USD
3,416,423, collateralized by CP Atlas
Buyer, Inc., 7.00%, due at 12/01/28,
par and fair value of USD 3,971,000
and $2,867,777, respectively)
(z)
.. 3,415 3,415,060
RBC Capital Markets LLC,
0.75%, Open (Purchased on
06/03/22 to be repurchased at
USD 2,665,738, collateralized by
PHH Mortgage Corp., 7.88%, due
at 03/15/26, par and fair value of
USD 2,795,000 and $2,465,733,
respectively)
(z)
.............. 2,666 2,665,731
RBC Capital Markets LLC,
1.05%, Open (Purchased on
05/18/22 to be repurchased at
USD 4,897,154, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 5,970,000 and $4,903,161,
respectively)
(z)
.............. 4,895 4,895,400

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC,
1.15%, Open (Purchased on
06/10/22 to be repurchased at USD
1,057,680, collateralized by Arches
Buyer, Inc., 6.13%, due at 12/01/28,
par and fair value of USD 1,235,000
and $1,007,285, respectively)
(z)
.. USD 1,057 $ 1,057,469
RBC Capital Markets LLC,
1.20%, Open (Purchased on
05/16/22 to be repurchased at USD
1,153,830, collateralized by PG&E
Corp., 5.00%, due at 07/01/28, par
and fair value of USD 1,235,000 and
$1,042,192, respectively)
(z)
..... 1,153 1,153,181
RBC Capital Markets LLC,
1.40%, Open (Purchased on
10/08/21 to be repurchased at USD
3,241,117, collateralized by Lumen
Technologies, Inc., Series Y, 7.50%,
due at 04/01/24, par and fair value
of USD 2,930,000 and $2,889,713,
respectively)
(z)
.............. 3,238 3,237,650
RBC Capital Markets LLC,
1.41%, Open (Purchased on
05/26/22 to be repurchased at USD
3,380,432, collateralized by Clarios
Global LP, 8.50%, due at 05/15/27,
par and fair value of USD 3,518,000
and $3,400,059, respectively)
(z)
.. 3,377 3,377,280
RBC Capital Markets LLC,
1.42%, Open (Purchased on
03/08/22 to be repurchased at USD
7,245,169, collateralized by Carnival
Corp., 5.75%, due at 03/01/27, par
and fair value of USD 7,906,000 and
$5,710,346, respectively)
(z)
..... 7,234 7,233,990
RBC Capital Markets LLC,
1.42%, Open (Purchased on
03/08/22 to be repurchased at USD
7,512,408, collateralized by Royal
Caribbean Cruises Ltd., 5.50%, due
at 04/01/28, par and fair value of
USD 7,906,000 and $5,494,670,
respectively)
(z)
.............. 7,501 7,500,818
RBC Europe Ltd., (1.70)%, Open
(Purchased on 05/27/22 to be
repurchased at USD 2,374,611,
collateralized by International Design
Group SpA, 6.50%, due at 11/15/25,
par and fair value of EUR 2,345,000
and $2,192,953, respectively)
(z)
.. EUR 2,269 2,378,092
RBC Europe Ltd., (0.90)%, Open
(Purchased on 05/11/22 to be
repurchased at USD 4,860,718,
collateralized by Abbott Ireland
Financing DAC, 0.38%, due at
11/19/27, par and fair value of
EUR 5,000,000 and $4,697,541,
respectively)
(z)
.............. 4,644 4,866,680
RBC Europe Ltd., (0.90)%, Open
(Purchased on 04/27/22 to be
repurchased at USD 5,169,713,
collateralized by Johnson &
Johnson, 1.65%, due at 05/20/35,
par and fair value of EUR 5,000,000
and $4,539,552, respectively)
(z)
.. 4,941 5,177,869
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Europe Ltd., (0.90)%, Open
(Purchased on 06/23/22 to be
repurchased at USD 1,380,391,
collateralized by Deutsche Telekom
AG, 1.75%, due at 12/09/49, par
and fair value of EUR 2,000,000 and
$1,405,657, respectively)
(z)
..... EUR 1,317 $ 1,380,632
RBC Europe Ltd., (0.80)%, Open
(Purchased on 06/10/22 to be
repurchased at USD 2,090,727,
collateralized by MMS USA
Holdings, Inc., 1.25%, due at
06/13/28, par and fair value of
EUR 2,200,000 and $2,040,788,
respectively)
(z)
.............. 1,996 2,091,517
Total Borrowed Bond Agreements — 1.0%
(Cost: $411,703,581) ............................. 401,021,911
Shares
Shares
Money Market Funds
(s)(aa)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 1.33%
(k)
..... 792,525,408 792,525,408
SL Liquidity Series, LLC, Money Market
Series, 1.73%
(bb)
............ 325,029,735 324,964,730
Total Money Market Funds — 2.7%
(Cost: $1,117,504,566) ........................... 1,117,490,138
Total Short-Term Securities — 3.7%
(Cost: $1,529,208,147) ........................... 1,518,512,049
Total Options Purchased — 0.4%
(Cost: $268,306,654 ) ............................. 192,596,946
Total Investments Before Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 113.6%
(Cost: $52,369,690,378) ........................... 48,138,479,650
Total Options Written — (1.1)%
(Premiums Received — $(411,791,109)) ............... (457,904,832)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — (0.5)%
Austria — (0.0)%
Erste Group Bank AG, (EURIBOR
Swap Rate 5 Year + 1.10%),
0.88% ,  11/15/32
(b)
........... (5,600) (4,814,534)
Finland — (0.0)%
Stora Enso OYJ, 2.50% ,  03/21/28 .. (2,900) (2,939,982)
France — (0.0)%
Cie de Saint-Gobain, 1.88% ,  03/15/31 (2,200) (2,033,557)
Engie SA, (EUR Swap Annual 5 Year +
1.88%), 1.50%
(b)(n)
........... (5,200) (4,149,247)
MMS USA Holdings, Inc.,
1.25% ,  06/13/28 ............ (2,200) (2,040,788)
Quatrim SASU, 5.88% ,  01/15/24 ... (1,731) (1,719,510)
(9,943,102)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Germany — (0.0)%
Deutsche Telekom AG, 1.75% ,  12/09/49 EUR (2,000) $ (1,405,657)
Infineon Technologies AG,
2.00% ,  06/24/32 ............ (2,200) (2,036,886)
Volkswagen International Finance NV,
1.63% ,  01/16/30 ............ (2,200) (2,004,919)
(5,447,462)
Italy — (0.1)%
Enel Finance International NV,
0.88% ,  01/17/31 ............ (2,200) (1,831,942)
Infrastrutture Wireless Italiane SpA,
1.63% ,  10/21/28 ............ (6,225) (5,519,759)
International Design Group SpA,
6.50% ,  11/15/25 ............ (2,900) (2,711,968)
(10,063,669)
Spain — (0.1)%
Banco Bilbao Vizcaya Argentaria SA,
(EURIBOR 3 Month + 0.52%),
0.13% ,  03/24/27
(b)
........... (3,900) (3,689,626)
Red Electrica Financiaciones SAU,
1.25% ,  03/13/27 ............ (18,000) (18,100,955)
(21,790,581)
Switzerland — (0.0)%
Novartis Finance SA, 0.63% ,  09/20/28 (10,000) (9,450,937)
United Kingdom — (0.0)%
Next Group plc, 3.63% ,  05/18/28 ... GBP (1,700) (1,885,626)
Tesco Corporate Treasury Services plc,
2.75% ,  04/27/30 ............ (5,000) (5,303,204)
WPP Finance Deutschland GmbH,
1.63% ,  03/23/30 ............ EUR (2,200) (2,027,346)
(9,216,176)
United States — (0.3)%
3M Co., 1.75% ,  05/15/30 ......... (7,000) (6,740,846)
Abbott Ireland Financing DAC,
0.38% ,  11/19/27 ............ (10,000) (9,395,081)
Arches Buyer, Inc.
(a)
4.25% ,  06/01/28 ............ USD (2,470) (2,011,086)
6.13% ,  12/01/28 ............ (1,235) (1,007,285)
Avis Budget Finance plc,
4.75% ,  01/30/26 ............ EUR (2,900) (2,737,763)
Carnival Corp., 5.75% ,  03/01/27
(a)
... USD (7,906) (5,710,346)
Clarios Global LP, 8.50% ,  05/15/27
(a)
. (3,518) (3,400,059)
CommScope, Inc., 8.25% ,  03/01/27
(a)
(10,395) (8,217,248)
Condor Merger Sub, Inc.,
7.38% ,  02/15/30
(a)
........... (5,925) (4,815,662)
CP Atlas Buyer, Inc., 7.00% ,  12/01/28
(a)
(3,971) (2,867,777)
Home Point Capital, Inc.,
5.00% ,  02/01/26
(a)
........... (7,969) (5,498,610)
Johnson & Johnson, 1.65% ,  05/20/35 EUR (10,000) (9,079,104)
Lumen Technologies, Inc., Series Y,
7.50% ,  04/01/24 ............ USD (2,930) (2,889,713)
Medline Borrower LP,
5.25% ,  10/01/29
(a)
........... (14,047) (11,536,801)
Minerva Merger Sub, Inc.,
6.50% ,  02/15/30
(a)
........... (3,555) (2,956,302)
Netflix, Inc.:
4.88% ,  06/15/30
(a)
........... (7,360) (6,736,203)
4.88% ,  04/15/28 ............ (3,705) (3,486,590)
Owens-Brockway Glass Container, Inc.,
6.63% ,  05/13/27
(a)
........... (13,219) (12,337,293)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(a)
........... (3,983) (2,482,233)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (7,980) (6,763,449)
Security
Par (000)
Par (000) Value
United States (continued)
Pfizer, Inc., 1.00% ,  03/06/27 ...... EUR (10,000) $ (9,929,745)
PG&E Corp.
5.00% ,  07/01/28 ............ USD (1,235) (1,042,192)
5.25% ,  07/01/30 ............ (2,620) (2,155,421)
PHH Mortgage Corp.,
7.88% ,  03/15/26
(a)
........... (7,985) (7,044,321)
Royal Caribbean Cruises Ltd.,
5.50% ,  04/01/28
(a)
........... (7,906) (5,494,670)
(136,335,800)
Total Corporate Bonds — (0.5)%
(Proceeds: $(234,236,011)) ........................ (210,002,243)
Foreign Government Obligations — (0.3)%
Portugal — (0.0)%
Portuguese Republic,
0.30% ,  10/17/31
(a)
........... EUR (22,928) (19,996,417)
Spain — (0.2)%
Kingdom of Spain
(a)
0.50% ,  10/31/31 ............ (51,168) (45,278,214)
0.70% ,  04/30/32 ............ (40,000) (35,555,267)
(80,833,481)
United Kingdom — (0.1)%
U.K. Treasury Inflation Linked Bonds,
0.13% ,  03/22/46 ............ GBP (23,475) (34,811,285)
Total Foreign Government Obligations — (0.3)%
(Proceeds: $(165,706,866)) ........................ (135,641,183)
Total Borrowed Bonds — (0.8)%
(Proceeds: $(399,942,877)) ........................
(345,643,426)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(w)
2.00% ,  07/25/52 - 08/25/52 ..... USD (975,825) (846,308,297)
2.50% ,  07/25/52 - 08/25/52 ..... (1,202,781) (1,080,534,653)
3.00% ,  07/25/52 - 08/25/52 ..... (1,009,497) (939,477,362)
3.50% ,  07/25/52 - 08/25/52 ..... (582,870) (560,306,648)
4.00% ,  07/25/52 - 08/25/52 ..... (4,173,348) (4,110,266,944)
4.50% ,  07/25/52 - 08/25/52 ..... (1,536,970) (1,539,591,941)
5.00% ,  07/25/52 ............ (459,660) (469,140,487)
Total TBA Sale Commitments — (22.5)%
(Proceeds: $(9,506,411,851)) ....................... (9,545,626,332)
Investments Sold Short
Corporate Bonds
Italy — (0.1)%
Infrastrutture Wireless Italiane SpA,
1.63%
,
10/21/28 ............ EUR (5,900) (5,231,578)
United States — (0.0)%
Clarios Global LP, 8.50%
,
05/15/27
(a)
. USD (1,335) (1,290,244)
Condor Merger Sub, Inc., 7.38%
,
02/15/30
(a)
................ (1,285) (1,044,410)
Minerva Merger Sub, Inc., 6.50%
,
02/15/30
(a)
................ (1,285) (1,068,594)
(3,403,248)
Total Corporate Bonds — (0.1)%
(Proceeds: $(8,644,407)) .......................... (8,634,826)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
1.75%, 03/15/25 ............ USD (470,000) $ (454,376,170)
0.88%, 11/15/30 ............ (70,000) (59,103,516)
Total U.S. Treasury Obligations — (1.2)%
(Proceeds: $(535,021,215)) ........................
(513,479,686)
Total Investments Sold Short — (1.3)%
(Proceeds: $(543,665,622) ) ........................ (522,114,512)
Total Investments Net of Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 87.9%
(Cost: $41,507,878,919) ........................... 37,267,190,548
Other Assets Less Liabilities — 12.1% .................. 5,123,251,148
Net Assets — 100.0% .............................. $ 42,390,441,696
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Rounds to less than 1,000.
(g)
Non-income producing security.
(h)
All or a portion of this security is on loan.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $349,619,037, representing 0.82% of its net assets as of period end, and an original cost of $410,350,650.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(l)
Zero-coupon bond.
(m)
Convertible security.
(n)
Perpetual security with no stated maturity date.
(o)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(p)
Issuer filed for bankruptcy and/or is in default.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Fixed rate.
(s)
Affiliate of the Fund.
(t)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(u)
When-issued security.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(w)
Represents or includes a TBA transaction.
(x)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(y)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(z)
The amount to be repurchased assumes the maturity will be the day after the period end.
(aa)
Annualized 7-day yield as of period end.
(bb)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,377,415,717 $ — $ (1,584,890,309) $ — $ — $ 792,525,408 792,525,408 $ 2,219,751 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 159,656,762 165,346,389 — (13,919) (24,502) 324,964,730 325,029,735 415,472
(b)
—
BlackRock Liquid Environmentally
Aware Fund, Class Direct ... 368,719,964 717,888 — — (221,252) 369,216,600 369,364,346 718,811 —
iShares 5-10 Year Investment
Grade Corporate Bond ETF .. — 37,699,389 (26,015,754) (791,995) 86,260 10,977,900 215,000 74,535 —
iShares China Large-Cap ETF .. 14,615,502 1,906,537 (8,706,339) (4,414,566) 1,670,073 5,071,207 149,549 21,824 —
iShares Core High Dividend ETF
(c)
— 4,529,249 (4,203,584) (325,665) — — — 24,090 —
iShares Core U.S. Aggregate
Bond ETF .............. 2,783,552 — (132,453) (8,310) (283,813) 2,358,976 23,200 19,899 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 11,249,888 372,613,638 (339,236,096) 4,381,758 (1,136,015) 47,873,173 435,092 327,172 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 484,554 — — — (105,477) 379,077 4,443 8,045 —
iShares Latin America 40 ETF .. 12,576,132 — — — (493,182) 12,082,950 536,067 588,642 —
iShares MSCI Brazil ETF ..... 13,944,446 — — — (337,806) 13,606,640 496,774 744,724 —
iShares Nasdaq Biotechnology
ETF .................. 4,476,802 — — — (1,026,361) 3,450,441 29,333 4,344 —
iShares S&P 500 Value ETF
(c)
.. 53,118,872 — (50,378,396) 8,128,757 (10,869,233) — — — —
$ 6,956,060 $ (12,741,308) $ 1,582,507,102 $ 5,167,309 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
30 Day Federal Funds ...................................................... 900 06/30/22 $ 370,511 $ (53,114)
30 Day Federal Funds ...................................................... 16 07/29/22 6,556 (1,028)
Australia 10 Year Bond ...................................................... 1,778 09/15/22 145,916 990,330
EURO STOXX Banks Price Index ............................................... 1,209 09/16/22 5,068 (424,363)
FTSE 100 Index .......................................................... 32 09/16/22 2,781 (12,187)
FTSE/MIB Index .......................................................... 94 09/16/22 10,470 (271,717)
MSCI Emerging Markets Index ................................................. 530 09/16/22 26,572 (22,467)
Canada 10 Year Bond ...................................................... 1,573 09/20/22 151,520 2,446,309
3 Month SONIA Index ....................................................... 4,905 03/14/23 1,449,799 (7,567,886)
3 Month SONIA Index ....................................................... 491 09/19/23 144,986 591,152
3 Month SOFR ........................................................... 1,132 12/19/23 274,354 579,281
(3,745,690)
Short Contracts
Euro-Bobl ............................................................... 5,021 09/08/22 653,458 (5,099,782)
Euro-BTP ............................................................... 6,034 09/08/22 778,528 (21,391,126)
Euro-Bund .............................................................. 4,036 09/08/22 629,269 (7,173,682)
Euro-Buxl ............................................................... 1,482 09/08/22 254,019 3,251,858
Euro-Schatz ............................................................. 17,424 09/08/22 1,992,931 (12,134,005)
Short-Term Euro-BTP ....................................................... 214 09/08/22 24,420 (470,449)
Japan 10 Year Bond ........................................................ 562 09/12/22 615,557 1,294,137
Australia 3 Year Bond ....................................................... 2,026 09/15/22 150,277 (1,134,339)
DAX Index .............................................................. 124 09/16/22 41,698 2,520,870
EURO STOXX 50 Index ..................................................... 1,740 09/16/22 62,900 950,478
NASDAQ 100 E-Mini Index ................................................... 325 09/16/22 74,942 (84,898)
Russell 2000 E-Mini Index .................................................... 1,432 09/16/22 122,293 349,339
S&P 500 E-Mini Index ...................................................... 2,244 09/16/22 425,182 (2,460,504)
WTI Crude Oil
(a)
........................................................... 27 09/19/22 2,707 61,254
U.S. Treasury 10 Year Note ................................................... 4,033 09/21/22 477,217 (1,979,773)
U.S. Treasury 10 Year Ultra Note ............................................... 24,847 09/21/22 3,155,569 26,352,341
U.S. Treasury Long Bond .................................................... 1,880 09/21/22 259,616 (340,852)
U.S. Treasury Ultra Bond .................................................... 7,213 09/21/22 1,104,716 9,496,983
Long Gilt ............................................................... 2,160 09/28/22 299,695 (5,552,374)
U.S. Treasury 2 Year Note .................................................... 763 09/30/22 160,093 (453,265)
U.S. Treasury 5 Year Note .................................................... 43,120 09/30/22 4,834,156 (9,935,089)
3 Month SOFR ........................................................... 454 12/20/22 110,123 796,536
3 Month Euribor .......................................................... 229 06/19/23 58,945 (253,270)
3 Month SOFR ........................................................... 713 06/20/23 172,127 (569,104)
3 Month SOFR ........................................................... 598 09/19/23 144,649 (168,522)
90-day Eurodollar ......................................................... 449 12/16/24 109,028 1,321,772
(22,805,466)
$ (26,551,156)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 17,464,000 BRL 84,735,328 Citibank NA 07/05/22 $ 1,272,897
AUD 86,235,795 USD 59,347,000 Deutsche Bank AG 07/07/22 177,529
CAD 76,416,978 USD 59,347,000 Bank of America NA 07/07/22 20,524
GBP 48,975,789 USD 59,347,000 BNP Paribas SA 07/07/22 272,473
USD 59,347,000 AUD 85,578,346 Deutsche Bank AG 07/07/22 276,277
USD 59,347,000 CAD 76,227,186 Bank of America NA 07/07/22 126,923
USD 59,347,000 EUR 56,350,024 HSBC Bank plc 07/07/22 287,619

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 59,347,000 GBP 48,593,223 BNP Paribas SA 07/07/22 $ 193,234
MXN 178,295,102 USD 8,705,000 Deutsche Bank AG 07/11/22 151,701
MXN 167,935,899 USD 8,314,000 JPMorgan Chase Bank NA 07/11/22 28,114
MXN 179,412,731 USD 8,705,000 Morgan Stanley & Co. International plc 07/11/22 207,219
NOK 42,370,443 USD 4,281,000 Deutsche Bank AG 07/11/22 21,014
USD 8,705,000 JPY 1,176,484,319 Morgan Stanley & Co. International plc 07/11/22 31,166
USD 8,575,000 MXN 172,330,283 Deutsche Bank AG 07/11/22 14,598
USD 4,281,000 NOK 42,021,314 JPMorgan Chase Bank NA 07/11/22 14,434
USD 13,086,000 ZAR 201,443,947 Citibank NA 07/11/22 711,155
USD 8,575,000 ZAR 137,161,558 Deutsche Bank AG 07/11/22 149,068
USD 54,752,000 ZAR 882,020,339 Goldman Sachs International 07/15/22 591,886
ZAR 279,836,962 USD 17,052,000 Citibank NA 07/15/22 131,280
CAD 17,373,491 USD 13,423,000 Bank of America NA 07/20/22 74,280
CAD 22,123,630 USD 17,124,000 JPMorgan Chase Bank NA 07/20/22 63,614
CZK 620,141,171 USD 26,168,000 HSBC Bank plc 07/20/22 41,847
EUR 16,392,000 CZK 406,779,446 HSBC Bank plc 07/20/22 2,814
JPY 3,602,731,920 USD 26,490,000 JPMorgan Chase Bank NA 07/20/22 86,788
JPY 2,323,068,306 USD 17,052,000 JPMorgan Chase Bank NA 07/20/22 84,910
MXN 536,648,086 USD 25,956,000 Citibank NA 07/20/22 656,464
NOK 169,908,520 EUR 16,268,000 Deutsche Bank AG 07/20/22 189,558
USD 17,200,000 CLP 15,325,200,000 Bank of America NA 07/20/22 554,596
USD 17,994,000 INR 1,407,832,566 UBS AG 07/20/22 192,798
USD 17,448,000 JPY 2,340,865,554 BNP Paribas SA 07/20/22 179,802
CHF 16,488,772 GBP 13,996,000 JPMorgan Chase Bank NA 07/27/22 252,216
CHF 16,343,794 USD 17,124,000 JPMorgan Chase Bank NA 07/27/22 19,904
MXN 265,382,000 USD 12,695,970 JPMorgan Chase Bank NA 08/24/22 375,718
USD 20,052,432 COP 76,603,847,000 JPMorgan Chase Bank NA 08/24/22 1,764,336
USD 8,266,307 EUR 7,849,000 Morgan Stanley & Co. International plc 08/24/22 11,017
USD 10,920,889 MXN 221,502,936 BNP Paribas SA 08/24/22 10,513
USD 24,250,377 MXN 490,282,000 JPMorgan Chase Bank NA 08/24/22 100,987
CNY 324,049,000 USD 48,149,926 HSBC Bank plc 09/14/22 240,660
USD 5,010,000 BRL 24,714,530 Goldman Sachs International 09/14/22 385,925
USD 48,443,755 CNY 324,049,000 Barclays Bank plc 09/14/22 53,169
USD 3,656,041 JPY 475,535,716 Bank of America NA 09/14/22 133,347
USD 5,015,000 MXN 100,759,971 Goldman Sachs International 09/14/22 71,793
AUD 7,970,000 USD 5,479,056 Citibank NA 09/21/22 25,923
AUD 2,180,058 USD 1,500,000 HSBC Bank plc 09/21/22 5,794
CAD 13,555,000 JPY 1,412,309,005 Deutsche Bank AG 09/21/22 63,964
CAD 7,953,000 JPY 824,718,226 State Street Bank and Trust Co. 09/21/22 66,531
CAD 3,617,146 USD 2,800,000 BNP Paribas SA 09/21/22 10,493
CAD 37,501,627 USD 29,013,340 Deutsche Bank AG 09/21/22 125,114
CAD 3,227,907 USD 2,500,000 Goldman Sachs International 09/21/22 8,057
CAD 7,483,345 USD 5,800,000 HSBC Bank plc 09/21/22 14,496
CAD 2,060,031 USD 1,600,000 Royal Bank of Canada 09/21/22 627
CHF 50,940,000 EUR 50,669,828 JPMorgan Chase Bank NA 09/21/22 263,277
CHF 1,589,005 USD 1,600,000 BNP Paribas SA 09/21/22 74,097
CHF 8,573,675 USD 8,930,000 Citibank NA 09/21/22 102,802
CHF 3,477,526 USD 3,500,000 Deutsche Bank AG 09/21/22 163,751
CHF 5,501,070 USD 5,700,000 HSBC Bank plc 09/21/22 95,657
CHF 24,770,611 USD 25,905,000 JPMorgan Chase Bank NA 09/21/22 192,098
CHF 19,089,578 USD 19,995,000 Morgan Stanley & Co. International plc 09/21/22 116,841
CNY 208,807,000 USD 31,097,668 Bank of America NA 09/21/22 82,877
CNY 93,836,960 USD 13,993,500 BNP Paribas SA 09/21/22 18,902
CNY 571,815,923 USD 85,177,974 Deutsche Bank AG 09/21/22 209,644
EUR 51,570,000 GBP 44,517,287 Barclays Bank plc 09/21/22 78,664
EUR 103,090,000 GBP 88,837,387 BNP Paribas SA 09/21/22 345,036
EUR 243,972,000 GBP 209,848,376 Deutsche Bank AG 09/21/22 1,296,310
EUR 40,976,790 USD 43,121,310 BNP Paribas SA 09/21/22 67,096
EUR 6,174,276 USD 6,500,000 Deutsche Bank AG 09/21/22 7,517
EUR 51,580,000 USD 54,237,144 HSBC Bank plc 09/21/22 126,752
EUR 25,120,000 USD 26,277,304 JPMorgan Chase Bank NA 09/21/22 198,483
GBP 35,086,699 EUR 40,550,000 Barclays Bank plc 09/21/22 38,504
GBP 34,712,129 EUR 40,130,000 BNP Paribas SA 09/21/22 24,504

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 133,084,931 EUR 153,400,000 Deutsche Bank AG 09/21/22 $ 575,440
GBP 81,073,991 EUR 92,620,000 Goldman Sachs International 09/21/22 1,225,059
GBP 494,053 USD 600,000 Morgan Stanley & Co. International plc 09/21/22 2,341
IDR (1,783,569,038,780) USD 121,915,926 JPMorgan Chase Bank NA 09/21/22 2,991,110
JPY 808,248,727 USD 5,936,654 Bank of America NA 09/21/22 54,157
JPY 405,934,230 USD 3,000,000 Citibank NA 09/21/22 8,820
JPY 527,253,165 USD 3,900,000 Deutsche Bank AG 09/21/22 8,047
JPY 1,051,895,252 USD 7,736,653 HSBC Bank plc 09/21/22 60,086
JPY 1,054,227,843 USD 7,805,400 JPMorgan Chase Bank NA 09/21/22 8,630
MXN 1,062,102,474 USD 51,126,527 Bank of America NA 09/21/22 911,487
MXN 316,080,520 USD 15,005,000 Morgan Stanley & Co. International plc 09/21/22 481,455
NOK 1,053,800,000 EUR 100,429,814 JPMorgan Chase Bank NA 09/21/22 1,328,833
NOK 175,310,473 USD 17,545,000 Bank of America NA 09/21/22 285,344
NOK 189,892,630 USD 19,140,000 BNP Paribas SA 09/21/22 173,454
NOK 39,683,984 USD 4,000,000 Deutsche Bank AG 09/21/22 36,148
NOK 33,939,118 USD 3,400,000 Goldman Sachs International 09/21/22 51,854
NOK 25,421,248 USD 2,553,400 HSBC Bank plc 09/21/22 32,125
NOK 80,085,748 USD 7,970,000 JPMorgan Chase Bank NA 09/21/22 175,300
NOK 312,534,295 USD 31,221,600 Morgan Stanley & Co. International plc 09/21/22 565,399
NOK 71,262,366 USD 7,200,000 Royal Bank of Canada 09/21/22 47,898
NZD 6,600,015 USD 4,100,000 Deutsche Bank AG 09/21/22 18,250
SEK 81,837,713 USD 7,972,500 BNP Paribas SA 09/21/22 54,603
USD 73,919,327 AUD 103,809,000 Bank of America NA 09/21/22 2,217,143
USD 3,700,000 AUD 5,315,365 Citibank NA 09/21/22 28,610
USD 29,891,673 AUD 43,054,016 Deutsche Bank AG 09/21/22 153,723
USD 9,200,000 AUD 13,012,693 Goldman Sachs International 09/21/22 211,969
USD 85,114,910 AUD 118,274,274 HSBC Bank plc 09/21/22 3,421,379
USD 11,277,398 AUD 16,113,000 JPMorgan Chase Bank NA 09/21/22 147,946
USD 8,447,504 AUD 12,142,754 Morgan Stanley & Co. International plc 09/21/22 60,350
USD 7,982,000 BRL 41,370,706 Barclays Bank plc 09/21/22 255,659
USD 7,805,000 BRL 40,148,140 Goldman Sachs International 09/21/22 306,984
USD 5,617,931 BRL 28,292,000 Royal Bank of Canada 09/21/22 334,153
USD 19,200,000 CAD 24,559,647 Bank of Montreal 09/21/22 117,358
USD 600,000 CAD 758,522 BNP Paribas SA 09/21/22 10,635
USD 7,945,000 CAD 10,163,312 Citibank NA 09/21/22 48,191
USD 65,399,718 CAD 83,690,451 JPMorgan Chase Bank NA 09/21/22 372,931
USD 9,000,000 CAD 11,509,497 Royal Bank of Canada 09/21/22 57,217
USD 11,997,000 CHF 11,379,550 Citibank NA 09/21/22 8,065
USD 4,500,000 CHF 4,263,336 Deutsche Bank AG 09/21/22 8,359
USD 15,935,000 CHF 15,052,743 Morgan Stanley & Co. International plc 09/21/22 76,171
USD 6,995,033 DKK 49,076,000 JPMorgan Chase Bank NA 09/21/22 39,636
USD 92,349,245 EUR 87,004,000 Bank of America NA 09/21/22 649,430
USD 4,663,112,244 EUR 4,402,639,830 BNP Paribas SA 09/21/22 22,851,374
USD 2,100,000 EUR 1,975,411 Citibank NA 09/21/22 17,971
USD 1,200,000 EUR 1,125,382 Deutsche Bank AG 09/21/22 13,879
USD 1,700,000 EUR 1,609,640 HSBC Bank plc 09/21/22 3,484
USD 292,756,412 EUR 277,113,000 JPMorgan Chase Bank NA 09/21/22 686,960
USD 81,193,162 EUR 75,976,280 Royal Bank of Canada 09/21/22 1,116,260
USD 800,000 EUR 755,186 State Street Bank and Trust Co. 09/21/22 4,054
USD 1,100,000 GBP 893,482 Deutsche Bank AG 09/21/22 10,682
USD 9,741,836 GBP 7,982,000 Goldman Sachs International 09/21/22 10,322
USD 875,277,314 GBP 705,230,061 HSBC Bank plc 09/21/22 15,473,235
USD 100,000 GBP 80,966 State Street Bank and Trust Co. 09/21/22 1,287
USD 4,045,360 GBP 3,224,000 Toronto Dominion Bank 09/21/22 114,716
USD 19,589,386 INR 1,540,000,000 HSBC Bank plc 09/21/22 230,654
USD 23,825,000 JPY 3,177,078,337 Bank of America NA 09/21/22 276,216
USD 2,400,000 JPY 320,604,096 BNP Paribas SA 09/21/22 23,654
USD 29,524,000 JPY 3,942,719,379 Citibank NA 09/21/22 300,217
USD 23,027,149 JPY 3,097,911,161 Deutsche Bank AG 09/21/22 65,159
USD 11,960,000 JPY 1,591,465,772 Goldman Sachs International 09/21/22 163,916
USD 43,929,000 JPY 5,829,396,708 HSBC Bank plc 09/21/22 720,999
USD 9,565,000 JPY 1,282,033,201 JPMorgan Chase Bank NA 09/21/22 62,457
USD 15,321,585 JPY 2,049,570,000 Natwest Markets plc 09/21/22 129,992

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 13,063,900 JPY 1,743,468,352 Royal Bank of Canada 09/21/22 $ 141,159
USD 100,000 JPY 13,352,140 State Street Bank and Trust Co. 09/21/22 1,033
USD 23,487,548 MXN 468,741,000 Citibank NA 09/21/22 521,449
USD 16,160,707 MXN 321,430,000 Deutsche Bank AG 09/21/22 412,152
USD 5,413,405 MXN 108,104,000 State Street Bank and Trust Co. 09/21/22 116,819
USD 5,400,000 NOK 52,106,544 Bank of America NA 09/21/22 100,387
USD 5,900,000 NOK 56,291,640 BNP Paribas SA 09/21/22 174,733
USD 1,500,000 NOK 14,685,267 Citibank NA 09/21/22 6,402
USD 55,154,000 NOK 532,478,507 Deutsche Bank AG 09/21/22 997,083
USD 9,570,000 NOK 93,592,294 Morgan Stanley & Co. International plc 09/21/22 50,986
USD 1,400,000 NZD 2,208,704 Citibank NA 09/21/22 21,822
USD 4,400,000 NZD 6,988,266 Deutsche Bank AG 09/21/22 39,491
USD 6,000,000 NZD 9,547,522 HSBC Bank plc 09/21/22 42,578
USD 5,600,000 NZD 8,963,202 Royal Bank of Canada 09/21/22 7,179
USD 1,200,000 NZD 1,890,943 State Street Bank and Trust Co. 09/21/22 20,097
USD 2,300,000 SEK 23,145,079 BNP Paribas SA 09/21/22 29,801
USD 25,931,000 SEK 262,737,288 Citibank NA 09/21/22 160,248
USD 24,530,000 SEK 248,535,703 Deutsche Bank AG 09/21/22 152,214
USD 1,700,000 SEK 17,165,700 HSBC Bank plc 09/21/22 16,292
USD 2,000,000 SEK 19,943,726 Natwest Markets plc 09/21/22 43,807
USD 22,490,615 ZAR 365,825,000 Toronto Dominion Bank 09/21/22 188,113
USD 28,943,333 ZAR 469,996,317 UBS AG 09/21/22 290,031
TRY 77,553,600 USD 4,280,000 Deutsche Bank AG 09/29/22 22,678
77,505,769
BRL 83,521,068 USD 17,484,000 Morgan Stanley & Co. International plc 07/05/22 (1,524,916)
EUR 56,555,963 USD 59,347,000 Citibank NA 07/07/22 (71,778)
JPY 1,166,313,310 USD 8,705,000 UBS AG 07/11/22 (106,153)
USD 17,149,000 MXN 345,562,109 Deutsche Bank AG 07/11/22 (16,588)
ZAR 210,571,707 USD 13,086,000 Deutsche Bank AG 07/11/22 (150,430)
ZAR 136,263,224 USD 8,575,000 Goldman Sachs International 07/11/22 (204,253)
ZAR 561,472,500 USD 34,820,000 Citibank NA 07/15/22 (343,000)
AUD 18,526,000 CAD 16,625,451 Standard Chartered Bank 07/20/22 (127,407)
AUD 12,295,000 USD 8,528,878 BNP Paribas SA 07/20/22 (41,486)
EUR 16,268,000 NOK 168,311,574 Deutsche Bank AG 07/20/22 (27,386)
EUR 24,314,000 USD 25,725,556 Bank of America NA 07/20/22 (220,372)
MXN 342,783,952 USD 17,124,000 Deutsche Bank AG 07/20/22 (125,290)
TRY 149,072,420 USD 8,876,000 Deutsche Bank AG 07/20/22 (16,126)
USD 44,411,282 EUR 42,475,000 Bank of America NA 07/20/22 (144,639)
USD 34,402,000 JPY 4,668,972,356 HSBC Bank plc 07/20/22 (40,276)
USD 25,884,000 MXN 536,091,290 Citibank NA 07/20/22 (700,852)
USD 34,846,000 MXN 721,992,888 Deutsche Bank AG 07/20/22 (957,742)
USD 8,876,000 TRY 155,232,364 Barclays Bank plc 07/20/22 (349,980)
BRL 44,993,738 USD 8,600,000 Goldman Sachs International 08/02/22 (78,685)
USD 8,600,000 BRL 45,541,558 Goldman Sachs International 08/02/22 (25,066)
IDR 254,887,920,000 USD 17,304,000 JPMorgan Chase Bank NA 08/18/22 (279,016)
MXN 490,282,000 USD 24,703,825 Citibank NA 08/24/22 (554,435)
BRL 52,557,573 USD 10,022,000 Goldman Sachs International 09/14/22 (188,507)
CNY 192,410,000 USD 28,764,363 Barclays Bank plc 09/14/22 (31,570)
JPY 59,150,000 USD 442,078 Bank of America NA 09/14/22 (3,904)
AUD 107,883,859 USD 74,623,265 Barclays Bank plc 09/21/22 (106,524)
AUD 9,677,607 USD 6,784,316 Deutsche Bank AG 09/21/22 (99,871)
AUD 55,451,696 USD 38,572,769 HSBC Bank plc 09/21/22 (271,586)
AUD 15,385,333 USD 10,690,345 JPMorgan Chase Bank NA 09/21/22 (63,502)
BRL 82,418,849 USD 15,787,000 Citibank NA 09/21/22 (394,559)
BRL 180,605,265 USD 35,211,250 HSBC Bank plc 09/21/22 (1,481,637)
CAD 10,135,296 USD 7,950,000 Barclays Bank plc 09/21/22 (74,959)
CAD 5,759,294 USD 4,500,000 Citibank NA 09/21/22 (25,076)
CAD 54,774,000 USD 42,657,085 Deutsche Bank AG 09/21/22 (98,140)
CAD 10,064,863 USD 7,945,000 Morgan Stanley & Co. International plc 09/21/22 (124,684)
CHF 5,465,294 EUR 5,484,655 Deutsche Bank AG 09/21/22 (22,710)
CHF 95,254,706 EUR 95,428,885 Societe Generale SA 09/21/22 (223,739)
CHF 11,384,993 USD 11,997,000 Morgan Stanley & Co. International plc 09/21/22 (2,331)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 51,560,000 GBP 44,643,742 Deutsche Bank AG 09/21/22 $ (86,047)
EUR 2,265,070 USD 2,400,000 Bank of America NA 09/21/22 (12,678)
EUR 60,670,000 USD 64,361,809 Barclays Bank plc 09/21/22 (417,304)
EUR 220,100,000 USD 233,405,715 Citibank NA 09/21/22 (1,426,390)
EUR 13,882,224 USD 14,764,548 Deutsche Bank AG 09/21/22 (133,067)
EUR 24,374,421 USD 25,731,890 HSBC Bank plc 09/21/22 (41,923)
EUR 32,149,000 USD 34,082,749 Standard Chartered Bank 09/21/22 (198,590)
GBP 55,534,694 EUR 64,350,000 Deutsche Bank AG 09/21/22 (116,203)
GBP 33,977,166 EUR 39,440,000 Goldman Sachs International 09/21/22 (144,309)
GBP 4,674,000 USD 5,725,474 Bank of America NA 09/21/22 (27,015)
GBP 2,275,864 USD 2,800,000 Citibank NA 09/21/22 (25,307)
GBP 2,189,886 USD 2,700,000 Deutsche Bank AG 09/21/22 (30,130)
GBP 7,182,633 USD 8,900,000 HSBC Bank plc 09/21/22 (143,061)
GBP 15,964,000 USD 19,552,093 JPMorgan Chase Bank NA 09/21/22 (89,065)
GBP 3,745,118 USD 4,700,000 Morgan Stanley & Co. International plc 09/21/22 (134,018)
IDR 1,027,359,650,000 USD 69,369,183 Bank of America NA 09/21/22 (866,896)
IDR 506,012,961,667 USD 34,213,182 Morgan Stanley & Co. International plc 09/21/22 (473,250)
JPY 830,195,378 CAD 7,953,000 Bank of America NA 09/21/22 (25,934)
JPY 820,599,587 CAD 7,975,000 HSBC Bank plc 09/21/22 (114,153)
JPY 575,785,134 CAD 5,580,000 Royal Bank of Canada 09/21/22 (67,844)
JPY 5,167,150,429 USD 38,718,900 Bank of America NA 09/21/22 (419,526)
JPY 1,069,640,818 USD 7,989,000 BNP Paribas SA 09/21/22 (60,728)
JPY 628,315,383 USD 4,785,000 Citibank NA 09/21/22 (127,871)
JPY 362,956,188 USD 2,700,000 Deutsche Bank AG 09/21/22 (9,737)
JPY 454,858,080 USD 3,400,000 Goldman Sachs International 09/21/22 (28,552)
JPY 1,024,126,670 USD 7,700,000 HSBC Bank plc 09/21/22 (109,083)
JPY 2,070,913,682 USD 15,505,686 JPMorgan Chase Bank NA 09/21/22 (155,892)
JPY 3,564,366,975 USD 26,705,000 Morgan Stanley & Co. International plc 09/21/22 (285,598)
JPY 466,805,150 USD 3,500,000 Royal Bank of Canada 09/21/22 (39,999)
NOK 149,801,003 EUR 14,651,000 Deutsche Bank AG 09/21/22 (205,904)
NOK 11,579,232 USD 1,200,000 Bank of America NA 09/21/22 (22,308)
NOK 35,200,987 USD 3,600,000 BNP Paribas SA 09/21/22 (19,805)
NOK 308,450,534 USD 31,949,000 Deutsche Bank AG 09/21/22 (577,349)
NOK 25,495,080 USD 2,600,000 HSBC Bank plc 09/21/22 (6,966)
NOK 91,723,943 USD 9,500,000 Royal Bank of Canada 09/21/22 (171,011)
NZD 17,156,168 USD 10,900,000 Bank of America NA 09/21/22 (194,966)
NZD 134,384,115 USD 86,421,490 HSBC Bank plc 09/21/22 (2,569,054)
NZD 2,816,699 USD 1,800,000 Morgan Stanley & Co. International plc 09/21/22 (42,448)
NZD 9,929,406 USD 6,200,000 Standard Chartered Bank 09/21/22 (4,292)
SEK 43,876,184 USD 4,400,000 Bank of America NA 09/21/22 (96,377)
SEK 112,101,897 USD 11,072,500 Deutsche Bank AG 09/21/22 (76,915)
SEK 7,121,950 USD 700,000 HSBC Bank plc 09/21/22 (1,439)
SEK 273,711,379 USD 27,146,000 Morgan Stanley & Co. International plc 09/21/22 (298,848)
SEK 93,150,610 USD 9,300,000 Royal Bank of Canada 09/21/22 (163,264)
USD 1,000,000 AUD 1,453,087 Deutsche Bank AG 09/21/22 (3,666)
USD 3,500,000 AUD 5,080,312 Goldman Sachs International 09/21/22 (9,036)
USD 3,500,000 AUD 5,068,754 HSBC Bank plc 09/21/22 (1,052)
USD 7,950,000 CAD 10,277,362 BNP Paribas SA 09/21/22 (35,426)
USD 13,407,000 CAD 17,292,164 HSBC Bank plc 09/21/22 (28,868)
USD 6,400,000 CHF 6,284,493 Bank of America NA 09/21/22 (221,033)
USD 2,500,000 CHF 2,432,490 BNP Paribas SA 09/21/22 (62,752)
USD 5,100,000 CHF 5,008,450 Citibank NA 09/21/22 (176,656)
USD 10,400,000 CHF 9,906,209 Deutsche Bank AG 09/21/22 (36,695)
USD 9,000,000 CHF 8,562,000 HSBC Bank plc 09/21/22 (20,502)
USD 18,900,000 CHF 18,117,162 JPMorgan Chase Bank NA 09/21/22 (187,351)
USD 1,400,000 CHF 1,340,879 Morgan Stanley & Co. International plc 09/21/22 (12,685)
USD 5,500,000 CHF 5,448,602 Royal Bank of Canada 09/21/22 (240,379)
USD 5,900,000 CHF 5,787,783 State Street Bank and Trust Co. 09/21/22 (197,723)
USD 27,987,000 CNY 187,882,049 Deutsche Bank AG 09/21/22 (68,883)
USD 48,146,778 CNY 324,049,000 HSBC Bank plc 09/21/22 (242,522)
USD 42,850,010 CNY 287,632,863 Royal Bank of Canada 09/21/22 (101,373)
USD 2,882,793 CNY 19,312,000 UBS AG 09/21/22 (1,012)
USD 2,400,000 EUR 2,290,273 Citibank NA 09/21/22 (13,884)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 700,000 EUR 668,014 Goldman Sachs International 09/21/22 $ (4,068)
USD 600,000 EUR 570,168 HSBC Bank plc 09/21/22 (942)
USD 1,200,000 EUR 1,144,318 Morgan Stanley & Co. International plc 09/21/22 (6,079)
USD 12,041,392 EUR 11,516,000 State Street Bank and Trust Co. 09/21/22 (96,154)
USD 10,954,892 GBP 9,052,805 Deutsche Bank AG 09/21/22 (82,129)
USD 2,900,000 GBP 2,409,568 Goldman Sachs International 09/21/22 (37,703)
USD 600,000 GBP 493,377 HSBC Bank plc 09/21/22 (1,516)
USD 9,731,933 GBP 7,985,000 JPMorgan Chase Bank NA 09/21/22 (3,239)
USD 7,583,470 GBP 6,309,000 State Street Bank and Trust Co. 09/21/22 (108,351)
USD 2,206,419 HKD 17,278,000 HSBC Bank plc 09/21/22 (539)
USD 2,469,777 HKD 19,339,000 Royal Bank of Canada 09/21/22 (437)
USD 6,400,000 JPY 863,455,808 Deutsche Bank AG 09/21/22 (10)
USD 11,975,000 JPY 1,618,987,667 Royal Bank of Canada 09/21/22 (25,079)
USD 55,442,000 MXN 1,165,823,288 Citibank NA 09/21/22 (1,677,845)
USD 13,095,236 MXN 275,810,000 Deutsche Bank AG 09/21/22 (418,154)
USD 3,669,474 MXN 77,326,000 JPMorgan Chase Bank NA 09/21/22 (119,135)
USD 14,749,389 MXN 310,127,000 Royal Bank of Canada 09/21/22 (445,372)
USD 43,547,024 MXN 900,137,000 State Street Bank and Trust Co. 09/21/22 (555,446)
USD 9,570,000 NOK 94,584,138 Bank of America NA 09/21/22 (49,891)
USD 7,998,000 NOK 78,638,735 BNP Paribas SA 09/21/22 (128)
USD 3,400,000 NOK 33,544,355 Deutsche Bank AG 09/21/22 (11,703)
USD 100,000 NOK 1,000,925 HSBC Bank plc 09/21/22 (1,801)
USD 4,383,500 NOK 43,427,234 JPMorgan Chase Bank NA 09/21/22 (33,364)
USD 11,561,500 NOK 114,556,635 JPMorgan Chase Bank NA 09/21/22 (89,739)
USD 7,970,000 NOK 79,040,785 Morgan Stanley & Co. International plc 09/21/22 (69,020)
USD 9,570,000 NOK 94,447,287 UBS AG 09/21/22 (35,973)
USD 74,533,460 NZD 119,984,115 Barclays Bank plc 09/21/22 (333,724)
USD 4,400,000 NZD 7,067,907 Goldman Sachs International 09/21/22 (10,203)
USD 8,980,301 NZD 14,400,000 JPMorgan Chase Bank NA 09/21/22 (4,951)
USD 100,000 SEK 1,021,330 HSBC Bank plc 09/21/22 (178)
USD 27,304,000 TRY 534,339,280 Goldman Sachs International 09/29/22 (2,341,166)
(27,805,828)
$ 49,699,941
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Up and Out Bank of America NA 07/01/22 CNY 6.83 CNY 7.13 USD 202,396 $ —
USD Currency ............... One-Touch HSBC Bank plc 07/14/22 CNY 7.20 CNY 7.20 USD 2,505 1,747
USD Currency ............... Up and Out
Goldman Sachs
International 07/14/22 CNY 6.90 CNY 7.20 USD 100,030 7,007
AUD Currency ............... Up and Out HSBC Bank plc 07/26/22 USD 0.75 USD 0.79 AUD 58,541 3,318
USD Currency ............... Up and Out BNP Paribas SA 08/25/22 CNY 6.80 CNY 7.10 USD 88,120 154,688
EUR Currency ............... One-Touch UBS AG 09/06/22 CNY 1.10 CNY 1.10 EUR 8,580 75,007
AUD Currency ............... One-Touch UBS AG 09/22/22 USD 0.76 USD 0.76 AUD 2,341 87,869
USD Currency ............... One-Touch HSBC Bank plc 12/02/22 CNY 7.00 CNY 7.00 USD 4,020 441,809
771,445
Put
USD Currency ............... One-Touch Bank of America NA 07/01/22 CNY 7.13 CNY 7.13 USD 4,979 —
EUR Currency ............... One-Touch BNP Paribas SA 07/11/22 USD 1.02 USD 1.02 EUR 1,900 160,635
USD Currency ............... One-Touch Royal Bank of Canada 07/15/22 CAD 1.25 CAD 1.25 USD 2,342 91,775
EUR Currency ............... One-Touch Deutsche Bank AG 08/03/22 USD 1.01 USD 1.01 EUR 3,003 304,630
USD Currency ............... One-Touch Citibank NA 08/08/22 JPY 125.00 JPY 128.00 USD 3,122 332,714
AUD Currency ............... Down and Out Deutsche Bank AG 08/11/22 JPY 92.00 JPY 88.00 AUD 58,541 121,017
USD Currency ............... One-Touch HSBC Bank plc 08/24/22 JPY 118.00 JPY 118.00 USD 4,927 97,167
USD Currency ............... Up and In
Goldman Sachs
International 09/13/22 JPY 115.00 JPY 120.50 USD 72,045 72,339

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
USD Currency ............... Up and In Bank of America NA 09/29/22 JPY 136.00 JPY 140.50 USD 29,683 $ 159,430
EUR Currency ............... One-Touch Bank of America NA 10/03/22 USD 1.00 USD 1.00 EUR 3,620 569,037
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 10/12/22 JPY 109.00 JPY 109.00 USD 3,122 43,177
EUR Currency ............... One-Touch Citibank NA 12/02/22 USD 0.90 USD 0.90 EUR 19,840 442,601
USD Currency ............... One-Touch
Goldman Sachs
International 12/08/22 JPY 122.00 JPY 122.00 USD 6,106 672,392
USD Currency ............... Double Knock Out Citibank NA 12/21/22 JPY 125.00 JPY 125.00 – 141.00 USD 4,730 191,856
USD Currency ............... One-Touch Bank of America NA 03/28/23 JPY 105.00 JPY 105.00 USD 8,990 216,734
USD Currency ............... One-Touch Bank of America NA 03/28/23 JPY 105.00 JPY 105.00 USD 8,990 216,734
USD Currency ............... One-Touch Bank of America NA 04/19/23 JPY 110.00 JPY 110.00 USD 6,500 292,182
USD Currency ............... One-Touch Bank of America NA 05/19/23 JPY 110.00 JPY 110.00 USD 10,000 488,967
4,473,387
$ 5,244,832
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust 1 ......................... 8,000 07/01/22 USD 292.00 USD 224,224 $ 44,000
SPDR S&P 500 ETF Trust ...................... 3,992 07/01/22 USD 390.00 USD 150,598 17,964
Nikkei 225 Index ............................ 650 07/08/22 JPY 29,500.00 JPY 17,155,476 7,186
Alcoa Corp. ............................... 1,400 07/15/22 USD 100.00 USD 6,381 4,900
Alphabet, Inc. .............................. 34 07/15/22 USD 2,200.00 USD 7,437 224,230
Alphabet, Inc. .............................. 35 07/15/22 USD 2,400.00 USD 7,656 36,400
Amazon.com, Inc. ........................... 700 07/15/22 USD 115.00 USD 7,435 73,150
Compagnie Financiere Richemont SA .............. 750 07/15/22 CHF 130.00 CHF 7,624 16,498
Devon Energy Corp. .......................... 3,601 07/15/22 USD 70.00 USD 19,845 30,609
Devon Energy Corp. .......................... 6,297 07/15/22 USD 80.00 USD 34,703 15,743
Diamondback Energy, Inc. ...................... 2,499 07/15/22 USD 157.65 USD 30,275 37,485
Intuit, Inc. ................................. 200 07/15/22 USD 390.00 USD 7,709 223,000
Invesco QQQ Trust 1 ......................... 999 07/15/22 USD 315.00 USD 28,000 25,475
Invesco QQQ Trust 1 ......................... 1,501 07/15/22 USD 320.00 USD 42,070 22,515
Invesco QQQ Trust 1 ......................... 4,000 07/15/22 USD 325.00 USD 112,112 38,000
Marathon Oil Corp. .......................... 6,200 07/15/22 USD 30.00 USD 13,938 34,100
Marathon Oil Corp. .......................... 6,501 07/15/22 USD 33.00 USD 14,614 19,503
Marathon Oil Corp. .......................... 6,799 07/15/22 USD 27.00 USD 15,284 101,985
NASDAQ 100 E-Mini Index ..................... 39 07/15/22 USD 12,000.00 USD 44,864 377,325
Occidental Petroleum Corp. ..................... 900 07/15/22 USD 75.00 USD 5,299 10,350
Occidental Petroleum Corp. ..................... 3,501 07/15/22 USD 70.00 USD 20,614 110,282
Raymond James, Inc. ......................... 750 07/15/22 USD 100.00 USD 6,706 54,375
SPDR S&P 500 ETF Trust ...................... 993 07/15/22 USD 440.00 USD 37,461 1,490
Western Digital Corp. ......................... 1,300 07/15/22 USD 80.00 USD 5,828 3,250
Western Digital Corp. ......................... 1,702 07/15/22 USD 75.00 USD 7,630 7,659
Xerox Holdings Corp. ......................... 550 07/15/22 USD 30.00 USD 817 17,875
U.S. Treasury 10 Year Note ..................... 424 07/22/22 USD 118.50 USD 42,400 364,375
U.S. Treasury 10 Year Note ..................... 6,484 07/22/22 USD 118.00 USD 648,400 8,003,688
NASDAQ 100 E-Mini Index ..................... 64 07/29/22 USD 12,300.00 USD 73,624 738,560
CF Industries Holdings, Inc. ..................... 1,003 08/19/22 USD 115.00 USD 8,599 72,718
CSX Corp. ................................ 2,800 08/19/22 USD 40.00 USD 8,137 21,000
Eli Lilly & Co. .............................. 500 08/19/22 USD 320.00 USD 16,212 942,500
Generac Holdings, Inc. ........................ 250 08/19/22 USD 300.00 USD 5,265 38,125
Halliburton Co. ............................. 2,000 08/19/22 USD 39.00 USD 6,272 106,000
Mercedes-Benz Group AG ..................... 1,000 08/19/22 EUR 70.00 EUR 5,522 9,432
Northrop Grumman Corp. ...................... 250 08/19/22 USD 500.00 USD 11,964 311,250
SPDR S&P 500 ETF Trust ...................... 1,701 08/19/22 USD 450.00 USD 64,170 24,665
BASF SE ................................. 2,205 09/16/22 EUR 52.00 EUR 9,156 88,963
BASF SE ................................. 4,544 09/16/22 EUR 56.00 EUR 18,869 97,619
Cellnex Telecom SA .......................... 1,200 09/16/22 EUR 54.00 EUR 4,444 10,060
Domino's Pizza, Inc. .......................... 160 09/16/22 USD 400.00 USD 6,235 332,000

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EURO STOXX 50 Index ....................... 285 09/16/22 EUR 4,350.00 EUR 9,846 $ 1,941
EURO STOXX 50 Index ....................... 285 09/16/22 EUR 3,850.00 EUR 9,846 60,928
EURO STOXX Banks Price Index ................. 2,658 09/16/22 EUR 140.00 EUR 10,639 17,409
EURO STOXX Banks Price Index ................. 3,325 09/16/22 EUR 130.00 EUR 13,309 8,711
General Motors Co. .......................... 1,700 09/16/22 USD 38.00 USD 5,399 138,550
iShares China Large-Cap ETF ................... 750 09/16/22 USD 45.00 USD 2,543 16,500
Mosaic Co. (The) ............................ 1,800 09/16/22 USD 70.00 USD 8,501 111,600
Pandora A/S ............................... 350 09/16/22 DKK 696.25 DKK 15,784 7,496
STOXX Europe 600 Telecommunications Index ....... 1,619 09/16/22 EUR 280.00 EUR 18,623 21,208
Valero Energy Corp. .......................... 450 09/16/22 USD 135.00 USD 4,783 97,650
Eli Lilly & Co. .............................. 170 10/21/22 USD 330.00 USD 5,512 375,700
Dynatrace, Inc. ............................. 392 11/18/22 USD 45.00 USD 1,546 135,240
Commerzbank AG ........................... 1,587 12/16/22 EUR 9.00 EUR 1,061 28,273
EURO STOXX 50 Index ....................... 160 12/16/22 EUR 4,000.00 EUR 5,528 51,224
EURO STOXX Banks Price Index ................. 1,490 12/16/22 EUR 100.00 EUR 5,964 93,687
LVMH Moet Hennessy Louis Vuitton SE ............ 63 12/16/22 EUR 640.00 EUR 3,665 168,353
Telecom Italia SpA ........................... 11,143 12/16/22 EUR 0.40 EUR 2,782 40,871
Abbott Laboratories .......................... 357 01/20/23 USD 125.00 USD 3,879 110,135
Adobe, Inc. ................................ 65 01/20/23 USD 480.00 USD 2,379 68,738
Align Technology, Inc. ......................... 91 01/20/23 USD 290.00 USD 2,154 196,105
Alphabet, Inc. .............................. 29 01/20/23 USD 2,500.00 USD 6,344 350,900
Booking Holdings, Inc. ........................ 21 01/20/23 USD 2,600.00 USD 3,673 60,060
Dynatrace, Inc. ............................. 397 01/20/23 USD 45.00 USD 1,566 172,695
Eli Lilly & Co. .............................. 124 01/20/23 USD 340.00 USD 4,020 312,790
Glencore plc ............................... 397 01/20/23 GBP 5.80 GBP 1,783 71,924
Humana, Inc. .............................. 61 01/20/23 USD 500.00 USD 2,855 182,390
Intuit, Inc. ................................. 66 01/20/23 USD 450.00 USD 2,544 157,740
iShares China Large-Cap ETF ................... 2,083 01/20/23 USD 44.00 USD 7,063 103,109
NIKE, Inc. ................................. 331 01/20/23 USD 135.00 USD 3,383 66,697
Otis Worldwide Corp. ......................... 413 01/20/23 USD 85.00 USD 2,919 60,918
S&P 500 Index ............................. 204 01/20/23 USD 6,000.00 USD 77,222 9,690
Salesforce, Inc. ............................. 216 01/20/23 USD 210.00 USD 3,565 145,260
Salesforce, Inc. ............................. 218 01/20/23 USD 200.00 USD 3,598 196,745
ServiceNow, Inc. ............................ 74 01/20/23 USD 550.00 USD 3,519 299,330
XPO Logistics, Inc. .......................... 278 01/20/23 USD 57.50 USD 1,339 109,810
3 Month SOFR Interest Futures .................. 2,936 03/10/23 USD 96.38 USD 734,000 4,660,900
3 Month SOFR Interest Futures .................. 2,940 03/10/23 USD 97.13 USD 735,000 2,058,000
3 Month SOFR Interest Futures .................. 2,947 03/10/23 USD 96.75 USD 736,750 3,186,444
26,672,025
Put
iShares Russell 2000 ETF ...................... 1,500 07/01/22 USD 166.00 USD 25,404 57,000
3 Month SOFR Interest Futures .................. 3,168 07/15/22 USD 96.50 USD 792,000 158,400
3 Month SOFR Interest Futures .................. 5,291 07/15/22 USD 96.63 USD 1,322,750 462,963
Clorox Co. (The) ............................ 1,200 07/15/22 USD 120.00 USD 16,918 33,000
CommScope Holding Co., Inc. ................... 1,000 07/15/22 USD 6.00 USD 612 30,000
Consumer Staples Select Sector SPDR Fund ......... 4,932 07/15/22 USD 70.00 USD 35,599 308,250
Consumer Staples Select Sector SPDR Fund ......... 15,000 07/15/22 USD 68.00 USD 108,270 525,000
EURO STOXX 50 Index ....................... 881 07/15/22 EUR 3,100.00 EUR 30,437 71,551
EURO STOXX 50 Index ....................... 881 07/15/22 EUR 3,400.00 EUR 30,437 539,636
Ford Motor Co. ............................. 2,500 07/15/22 USD 10.00 USD 2,783 27,500
FTSE 100 Index ............................ 280 07/15/22 GBP 6,800.00 GBP 20,074 115,035
Invesco QQQ Trust 1 ......................... 357 07/15/22 USD 280.00 USD 10,006 280,424
Invesco Senior Loan ETF ...................... 2,000 07/15/22 USD 20.00 USD 4,054 35,000
iShares China Large-Cap ETF ................... 19,984 07/15/22 USD 32.00 USD 67,766 669,464
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,000 07/15/22 USD 73.00 USD 7,361 91,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,000 07/15/22 USD 72.00 USD 14,722 120,000
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 14,999 07/15/22 USD 109.00 USD 165,034 1,147,424
iShares Preferred & Income Securities ETF .......... 1,000 07/15/22 USD 31.00 USD 3,288 15,000
iShares Russell 2000 ETF ...................... 525 07/15/22 USD 150.00 USD 8,891 20,475
iShares Russell 2000 ETF ...................... 2,225 07/15/22 USD 165.00 USD 37,683 606,313
iShares Russell 2000 ETF ...................... 5,201 07/15/22 USD 175.00 USD 88,084 4,009,971
Kraft Heinz Co. (The) ......................... 10,000 07/15/22 USD 35.00 USD 38,140 140,000

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Netflix, Inc. ................................ 425 07/15/22 USD 150.00 USD 7,432 $ 57,588
Pitney Bowes, Inc. ........................... 1,400 07/15/22 USD 4.00 USD 507 59,500
S&P 500 Index ............................. 65 07/15/22 USD 3,650.00 USD 24,605 222,300
Seagate Technology Holdings plc ................. 1,000 07/15/22 USD 60.00 USD 7,144 26,500
SPDR EURO STOXX 50 ETF ................... 1,500 07/15/22 USD 32.00 USD 5,219 22,500
SPDR S&P 500 ETF Trust ...................... 797 07/15/22 USD 375.00 USD 30,067 588,983
STOXX Europe 600 Index ...................... 184 07/15/22 EUR 420.00 EUR 3,746 152,330
United States Steel Corp. ...................... 2,500 07/15/22 USD 17.00 USD 4,478 148,750
VanEck Semiconductor ETF .................... 425 07/15/22 USD 180.00 USD 8,659 44,413
VanEck Semiconductor ETF .................... 425 07/15/22 USD 185.00 USD 8,659 66,938
U.S. Treasury 10 Year Note ..................... 470 07/22/22 USD 114.50 USD 47,000 36,719
U.S. Treasury 10 Year Note ..................... 1,004 07/22/22 USD 116.00 USD 100,400 235,313
Apple, Inc. ................................ 1,500 08/19/22 USD 130.00 USD 20,508 727,500
FedEx Corp. ............................... 1,100 08/19/22 USD 210.00 USD 24,938 712,250
Invesco Senior Loan ETF ...................... 2,000 08/19/22 USD 20.00 USD 4,054 95,000
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 14,755 08/19/22 USD 108.00 USD 162,349 2,102,588
iShares MSCI EAFE ETF ...................... 2,000 08/19/22 USD 51.00 USD 12,498 130,000
Kroger Co. (The) ............................ 7,500 08/19/22 USD 45.00 USD 35,498 1,068,750
Macy's, Inc. ............................... 300 08/19/22 USD 17.00 USD 550 38,550
S&P 500 Index ............................. 114 08/19/22 USD 3,400.00 USD 43,153 446,880
S&P 500 Index ............................. 185 08/19/22 USD 3,800.00 USD 70,030 2,757,425
Sabre Corp. ............................... 850 08/19/22 USD 5.00 USD 496 31,875
Xerox Holdings Corp. ......................... 2,000 08/19/22 USD 13.00 USD 2,970 84,985
U.S. Treasury 10 Year Note ..................... 5,758 08/26/22 USD 115.00 USD 575,800 2,609,094
U.S. Treasury 30 Year Bond .................... 213 08/26/22 USD 132.00 USD 21,300 189,703
BT Group plc .............................. 3,581 09/16/22 GBP 1.40 GBP 6,671 108,979
Consumer Staples Select Sector SPDR Fund ......... 12,000 09/16/22 USD 73.00 USD 86,616 3,630,000
Dollar Tree, Inc. ............................. 1,500 09/16/22 USD 145.00 USD 23,378 1,076,250
EURO STOXX 50 Index ....................... 390 09/16/22 EUR 2,700.00 EUR 13,474 91,549
EURO STOXX 50 Index ....................... 390 09/16/22 EUR 3,300.00 EUR 13,474 476,136
EURO STOXX 50 Index ....................... 754 09/16/22 EUR 3,000.00 EUR 26,050 407,720
EURO STOXX 50 Index ....................... 1,540 09/16/22 EUR 3,700.00 EUR 53,205 5,050,522
EURO STOXX 50 Index ....................... 1,540 09/16/22 EUR 3,400.00 EUR 53,205 2,432,061
First Quantum Minerals Ltd. .................... 650 09/16/22 CAD 18.00 CAD 1,587 29,036
Ford Motor Co. ............................. 1,300 09/16/22 USD 10.00 USD 1,447 76,700
FTSE 100 Index ............................ 193 09/16/22 GBP 7,000.00 GBP 13,837 539,772
FTSE 100 Index ............................ 193 09/16/22 GBP 6,200.00 GBP 13,837 164,457
Invesco QQQ Trust 1 ......................... 101 09/16/22 USD 280.00 USD 2,831 165,994
Invesco Senior Loan ETF ...................... 2,000 09/16/22 USD 19.00 USD 4,054 65,000
Invesco Senior Loan ETF ...................... 5,333 09/16/22 USD 20.00 USD 10,810 319,980
Sherwin-Williams Co. (The) ..................... 520 09/16/22 USD 240.00 USD 11,643 1,157,000
Vertiv Holdings Co. .......................... 300 09/16/22 USD 7.50 USD 247 18,750
Apple, Inc. ................................ 432 10/21/22 USD 100.00 USD 5,906 62,640
iHeartMedia, Inc. ............................ 550 10/21/22 USD 7.50 USD 434 53,625
S&P 500 Index ............................. 82 10/21/22 USD 3,500.00 USD 31,040 931,930
Sabre Corp. ............................... 140 10/21/22 USD 6.00 USD 82 15,610
Sabre Corp. ............................... 500 10/21/22 USD 5.00 USD 292 30,500
Ally Financial, Inc. ........................... 1,000 12/16/22 USD 20.00 USD 3,351 57,500
EURO STOXX 50 Index ....................... 470 12/16/22 EUR 3,100.00 EUR 16,238 635,865
EURO STOXX 50 Index ....................... 487 12/16/22 EUR 2,700.00 EUR 16,825 299,321
EURO STOXX 50 Index ....................... 487 12/16/22 EUR 3,300.00 EUR 16,825 955,633
Ford Motor Co. ............................. 1,500 12/16/22 USD 8.00 USD 1,670 62,250
SPDR S&P 500 ETF Trust ...................... 5,000 12/16/22 USD 350.00 USD 188,625 7,942,500
Avis Budget Group, Inc. ....................... 143 01/20/23 USD 75.00 USD 2,103 91,520
49,068,640
$ 75,740,665

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency ........................... Citibank NA 07/01/22 USD 0.75 AUD 63,410 $ —
AUD Currency ........................... Morgan Stanley & Co. International plc 07/14/22 USD 0.70 AUD 50,520 148,994
USD Currency ........................... Bank of America NA 07/14/22 CNH 7.00 USD 165,737 3,451
USD Currency ........................... Citibank NA 07/14/22 ZAR 16.30 USD 34,820 462,372
USD Currency ........................... Citibank NA 07/14/22 JPY 135.00 USD 100,002 1,131,429
USD Currency ........................... JPMorgan Chase Bank NA 07/21/22 CNH 6.70 USD 199,714 955,670
USD Currency ........................... Royal Bank of Canada 07/22/22 JPY 140.00 USD 80,006 204,482
AUD Currency ........................... JPMorgan Chase Bank NA 07/28/22 USD 0.75 AUD 39,026 4,412
EUR Currency ........................... Bank of America NA 08/05/22 USD 1.19 EUR 397,750 1,329
EUR Currency ........................... Credit Suisse International 08/10/22 USD 1.21 EUR 236,690 504
EUR Currency ........................... JPMorgan Chase Bank NA 08/10/22 USD 1.21 EUR 236,690 504
USD Currency ........................... Bank of America NA 08/10/22 CNH 7.00 USD 100,004 37,305
USD Currency ........................... Morgan Stanley & Co. International plc 08/15/22 IDR 14,800.00 USD 53,312 876,176
EUR Currency ........................... UBS AG 09/05/22 CHF 1.06 EUR 57,120 39,356
USD Currency ........................... Royal Bank of Canada 10/12/22 JPY 135.00 USD 23,417 599,258
4,465,242
Put
EUR Currency ........................... JPMorgan Chase Bank NA 07/01/22 USD 1.06 EUR 65,228 792,022
USD Currency ........................... Deutsche Bank AG 07/08/22 BRL 4.70 USD 50,599 226
EUR Currency ........................... Bank of America NA 07/11/22 USD 1.03 EUR 299,530 536,302
EUR Currency ........................... BNP Paribas SA 07/11/22 USD 1.04 EUR 187,590 705,639
EUR Currency ........................... JPMorgan Chase Bank NA 07/11/22 USD 1.01 EUR 299,530 85,496
USD Currency ........................... Bank of America NA 07/14/22 BRL 5.00 USD 34,820 52,379
EUR Currency ........................... JPMorgan Chase Bank NA 07/21/22 CHF 1.00 EUR 249,643 1,957,783
USD Currency ........................... Citibank NA 07/21/22 JPY 126.00 USD 89,924 57,567
USD Currency ........................... Barclays Bank plc 07/22/22 BRL 4.85 USD 43,742 32,490
USD Currency ........................... Citibank NA 07/27/22 JPY 125.00 USD 75,988 69,372
EUR Currency ........................... JPMorgan Chase Bank NA 07/29/22 CHF 0.99 EUR 249,643 1,341,550
USD Currency ........................... Goldman Sachs International 08/03/22 CNH 6.35 USD 50,002 1,349
USD Currency ........................... Goldman Sachs International 08/03/22 ZAR 14.75 USD 78,054 31,780
USD Currency ........................... JPMorgan Chase Bank NA 08/03/22 ZAR 15.25 USD 39,026 69,650
USD Currency ........................... Bank of America NA 08/08/22 JPY 113.00 USD 39,145 8,795
USD Currency ........................... Citibank NA 08/08/22 JPY 130.00 USD 52,342 279,832
USD Currency ........................... Citibank NA 08/10/22 CNH 6.40 USD 156,108 16,243
USD Currency ........................... JPMorgan Chase Bank NA 08/11/22 CLP 855.00 USD 52,230 134,939
EUR Currency ........................... Morgan Stanley & Co. International plc 08/12/22 USD 1.03 EUR 599,884 4,044,377
USD Currency ........................... Goldman Sachs International 08/22/22 JPY 126.50 USD 70,640 254,026
USD Currency ........................... JPMorgan Chase Bank NA 08/22/22 JPY 121.00 USD 70,640 93,089
EUR Currency ........................... Morgan Stanley & Co. International plc 08/29/22 NOK 9.83 EUR 37,896 68,473
EUR Currency ........................... Morgan Stanley & Co. International plc 09/08/22 NOK 9.65 EUR 53,893 49,564
USD Currency ........................... Barclays Bank plc 09/08/22 JPY 130.04 USD 130,680 1,253,954
USD Currency ........................... Royal Bank of Canada 09/08/22 JPY 130.00 USD 294,544 2,807,047
USD Currency ........................... JPMorgan Chase Bank NA 09/15/22 JPY 130.04 USD 60,190 634,435
USD Currency ........................... Barclays Bank plc 09/21/22 JPY 115.00 USD 140,080 162,794
USD Currency ........................... Royal Bank of Canada 09/21/22 JPY 127.00 USD 43,002 298,736
EUR Currency ........................... HSBC Bank plc 09/30/22 NOK 9.39 EUR 111,985 51,234
USD Currency ........................... Morgan Stanley & Co. International plc 10/12/22 JPY 116.00 USD 70,249 153,959
EUR Currency ........................... JPMorgan Chase Bank NA 10/26/22 NOK 9.35 EUR 39,266 29,316
16,074,418
$ 20,539,660

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on 5-Year
Credit Default Swap
ITRAXX.EUROPE.
CROSSOVER.37-V1 5.00 % Quarterly Barclays Bank plc 07/20/22 EUR 375.00 EUR 46,200 $ 12,291
Bought Protection on 5-Year
Credit Default Swap
ITRAXX.EUROPE.
CROSSOVER.37-V1 5.00 Quarterly Bank of America NA 07/20/22 EUR 400.00 EUR 44,000 12,544
Bought Protection on 5-Year
Credit Default Swap
ITRAXX.EUROPE.
CROSSOVER.37-V1 5.00 Quarterly Barclays Bank plc 10/19/22 EUR 400.00 EUR 47,400 73,606
Bought Protection on 5-Year
Credit Default Swap
ITRAXX.EUROPE.
CROSSOVER.37-V1 5.00 Quarterly Barclays Bank plc 07/20/22 EUR 462.50 EUR 35,300 17,341
115,782
Put
Bought Protection on 5-Year
Credit Default Swap 5.00 % CDX.NA.HY.38-V2 Quarterly Citibank NA 08/17/22 USD 91.00 USD 20,000 125,547
Bought Protection on 5-Year
Credit Default Swap 5.00 CDX.NA.HY.38-V2 Quarterly
Goldman Sachs
International 07/20/22 USD 93.00 USD 20,000 56,846
Bought Protection on 5-Year
Credit Default Swap 5.00 CDX.NA.HY.38-V2 Quarterly Citibank NA 07/20/22 USD 94.00 USD 20,000 82,320
Bought Protection on 5-Year
Credit Default Swap 5.00 CDX.NA.HY.38-V2 Quarterly Deutsche Bank AG 07/20/22 USD 95.00 USD 20,000 119,854
Bought Protection on 5-Year
Credit Default Swap 1.00
ITRAXX.
EUROPE.SEN.
FINANCIALS.37-V1 Quarterly Barclays Bank plc 09/21/22 EUR 150.00 EUR 69,400 455,622
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX.EUROPE.
CROSSOVER.37-V1 Quarterly Bank of America NA 07/20/22 EUR 600.00 EUR 47,100 579,052
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX.EUROPE.
CROSSOVER.37-V1 Quarterly Barclays Bank plc 08/17/22 EUR 600.00 EUR 69,100 1,547,445
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX.EUROPE.
CROSSOVER.37-V1 Quarterly Bank of America NA 09/21/22 EUR 650.00 EUR 23,350 583,251
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX.EUROPE.
CROSSOVER.37-V1 Quarterly Bank of America NA 09/21/22 EUR 650.00 EUR 23,350 583,251
4,133,188
$ 4,248,970
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.52% Semi-Annual Citibank NA 07/05/22 1.52 % USD 181,498 $ —
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.55% Semi-Annual Deutsche Bank AG 07/06/22 1.55 USD 76,393 —
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 USD 1,990,697 346,750
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.24% Semi-Annual Deutsche Bank AG 06/14/23 3.24 USD 154,141 8,874,513
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.96% Semi-Annual Barclays Bank plc 06/22/23 2.96 USD 93,252 3,979,401
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.35% Annual Deutsche Bank AG 02/08/24 0.35 EUR 302,380 514,389
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.05% Annual Barclays Bank plc 02/29/24 0.05 EUR 156,440 180,264
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.72% Semi-Annual Barclays Bank plc 03/07/24 2.72 USD 10,422 420,965
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.20% Semi-Annual
Morgan Stanley & Co.
International plc 03/28/24 2.20 USD 18,430 441,251
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.62% Semi-Annual Bank of America NA 05/28/24 2.62 USD 66,875 2,550,273
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.81% Semi-Annual Citibank NA 06/07/24 2.81 USD 36,495 1,678,238

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.94% Semi-Annual Barclays Bank plc 06/10/24 2.94 % USD 18,510 $ 966,184
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.17% Semi-Annual UBS AG 06/05/25 1.17 USD 14,340 144,682
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.92% Semi-Annual Barclays Bank plc 05/02/28 2.92 USD 68,266 4,005,890
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.79% Semi-Annual Citibank NA 06/27/28 2.79 USD 70,870 3,818,420
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.78% Semi-Annual
Morgan Stanley & Co.
International plc 01/11/29 2.78 USD 6,210 343,050
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.73% Semi-Annual
JPMorgan Chase
Bank NA 04/27/38 2.73 USD 14,735 941,690
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.62% Semi-Annual
JPMorgan Chase
Bank NA 02/22/39 2.62 USD 13,826 861,886
30,067,846
Put
5-Year Interest Rate Swap
(a)
. 2.91% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 07/05/22 2.91 USD 498,236 607,325
5-Year Interest Rate Swap
(a)
. 2.75% Semi-Annual 1 day SOFR Annual Bank of America NA 08/01/22 2.75 USD 78,400 736,925
10-Year Interest Rate Swap
(a)
0.42% Annual 1 day TONAR Annual BNP Paribas SA 08/08/22 0.42 JPY 28,056,863 2,051,005
10-Year Interest Rate Swap
(a)
0.42% Annual 1 day TONAR Annual
JPMorgan Chase
Bank NA 08/08/22 0.42 JPY 8,612,470 629,587
10-Year Interest Rate Swap
(a)
2.63% Annual
6 month
EURIBOR Semi-Annual Citibank NA 09/13/22 2.63 EUR 64,550 583,292
1-Year Interest Rate Swap
(a)
. 2.47% At Termination 1 day SONIA At Termination
Goldman Sachs
International 04/03/23 2.47 GBP 987,522 8,431,263
10-Year Interest Rate Swap
(a)
3.25% Semi-Annual 1 day SOFR Annual BNP Paribas SA 04/21/23 3.25 USD 72,900 1,432,255
10-Year Interest Rate Swap
(a)
3.90% Semi-Annual 1 day SOFR Annual Bank of America NA 06/13/23 3.90 USD 74,040 730,637
10-Year Interest Rate Swap
(a)
3.24% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/14/23 3.24 USD 154,141 3,346,606
10-Year Interest Rate Swap
(a)
2.96% Semi-Annual 1 day SOFR Annual Barclays Bank plc 06/22/23 2.96 USD 93,252 2,827,092
10-Year Interest Rate Swap
(a)
2.72% Semi-Annual 1 day SOFR Annual Barclays Bank plc 03/07/24 2.72 USD 10,422 496,730
10-Year Interest Rate Swap
(a)
2.20% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 03/28/24 2.20 USD 18,430 1,349,635
10-Year Interest Rate Swap
(a)
2.62% Semi-Annual 1 day SOFR Annual Bank of America NA 05/28/24 2.62 USD 66,875 3,596,492
10-Year Interest Rate Swap
(a)
2.81% Semi-Annual 1 day SOFR Annual Citibank NA 06/07/24 2.81 USD 36,495 1,697,359
10-Year Interest Rate Swap
(a)
2.94% Semi-Annual 1 day SOFR Annual Barclays Bank plc 06/10/24 2.94 USD 18,510 771,041
10-Year Interest Rate Swap
(a)
2.24% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 06/13/24 2.24 USD 110,550 8,009,718
10-Year Interest Rate Swap
(a)
2.24% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 06/20/24 2.24 USD 110,550 8,021,407
10-Year Interest Rate Swap
(a)
1.17% Semi-Annual 1 day SOFR Annual UBS AG 06/05/25 1.17 USD 14,340 2,077,118
5-Year Interest Rate Swap
(a)
. 3.29% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/21/27 3.29 USD 42,945 1,194,989
20-Year Interest Rate Swap
(a)
3.00% Annual
6 month
EURIBOR Semi-Annual UBS AG 01/18/28 3.00 EUR 35,585 2,199,586
10-Year Interest Rate Swap
(a)
2.92% Semi-Annual 1 day SOFR Annual Barclays Bank plc 05/02/28 2.92 USD 68,266 4,213,739
10-Year Interest Rate Swap
(a)
2.78% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 01/11/29 2.78 USD 6,210 420,530
10-Year Interest Rate Swap
(a)
2.73% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 04/27/38 2.73 USD 14,735 683,846
10-Year Interest Rate Swap
(a)
2.62% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 02/22/39 2.62 USD 13,826 646,796
56,754,973
$ 86,822,819
(a)
Forward settling swaption.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust 1 .......................... 8,000 07/01/22 USD 296.00 USD 224,224 $ (16,000)
Invesco QQQ Trust 1 .......................... 4,000 07/15/22 USD 340.00 USD 112,112 (14,000)
S&P 500 Index .............................. 78 07/15/22 USD 3,900.00 USD 29,526 (222,690)
Western Digital Corp. .......................... 1,702 07/15/22 USD 85.00 USD 7,630 (25,530)
U.S. Treasury 10 Year Note ...................... 6,484 07/22/22 USD 120.00 USD 648,400 (2,228,875)
NASDAQ 100 E-Mini Index ...................... 128 07/29/22 USD 12,800.00 USD 147,248 (546,560)
SPDR S&P 500 ETF Trust ....................... 797 08/19/22 USD 400.00 USD 30,067 (355,861)
iShares China Large-Cap ETF .................... 750 09/16/22 USD 50.00 USD 2,543 (2,625)
EURO STOXX Banks Price Index .................. 1,490 12/16/22 EUR 110.00 EUR 5,964 (37,084)
3 Month SOFR Interest Futures ................... 2,936 03/10/23 USD 96.75 USD 734,000 (6,239,000)
3 Month SOFR Interest Futures ................... 2,940 03/10/23 USD 97.63 USD 735,000 (2,793,000)
3 Month SOFR Interest Futures ................... 2,947 03/10/23 USD 97.13 USD 736,750 (4,586,269)
(17,067,494)
Put
iShares Russell 2000 ETF ....................... 1,500 07/01/22 USD 161.00 USD 25,404 (3,750)
3 Month SOFR Interest Futures ................... 3,168 07/15/22 USD 96.00 USD 792,000 (19,800)
3 Month SOFR Interest Futures ................... 5,291 07/15/22 USD 96.13 USD 1,322,750 (33,069)
Alcoa Corp. ................................ 1,325 07/15/22 USD 70.00 USD 6,039 (3,239,625)
Alphabet, Inc. ............................... 34 07/15/22 USD 2,000.00 USD 7,437 (59,330)
Alphabet, Inc. ............................... 35 07/15/22 USD 2,100.00 USD 7,656 (127,400)
Compagnie Financiere Richemont SA ............... 750 07/15/22 CHF 100.00 CHF 7,624 (261,614)
Consumer Staples Select Sector SPDR Fund .......... 15,000 07/15/22 USD 63.00 USD 108,270 (270,000)
EURO STOXX 50 Index ........................ 1,762 07/15/22 EUR 3,250.00 EUR 60,875 (404,381)
FTSE 100 Index ............................. 280 07/15/22 GBP 6,400.00 GBP 20,074 (33,232)
Invesco QQQ Trust 1 .......................... 999 07/15/22 USD 260.00 USD 28,000 (206,294)
Invesco QQQ Trust 1 .......................... 1,501 07/15/22 USD 265.00 USD 42,070 (441,294)
iShares China Large-Cap ETF .................... 19,984 07/15/22 USD 29.00 USD 67,766 (99,920)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 3,000 07/15/22 USD 67.00 USD 22,083 (37,500)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 15,019 07/15/22 USD 77.00 USD 110,555 (5,744,768)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 14,999 07/15/22 USD 105.00 USD 165,034 (172,489)
iShares Russell 2000 ETF ....................... 425 07/15/22 USD 145.00 USD 7,198 (9,138)
iShares Russell 2000 ETF ....................... 525 07/15/22 USD 130.00 USD 8,891 (3,413)
Kraft Heinz Co. (The) .......................... 10,000 07/15/22 USD 32.50 USD 38,140 (45,000)
Netflix, Inc. ................................. 425 07/15/22 USD 125.00 USD 7,432 (8,925)
Raymond James, Inc. .......................... 750 07/15/22 USD 85.00 USD 6,706 (95,625)
SPDR S&P 500 ETF Trust ....................... 274 07/15/22 USD 360.00 USD 10,337 (80,830)
SPDR S&P 500 ETF Trust ....................... 525 07/15/22 USD 345.00 USD 19,806 (55,650)
VanEck Semiconductor ETF ..................... 425 07/15/22 USD 160.00 USD 8,659 (9,138)
VanEck Semiconductor ETF ..................... 425 07/15/22 USD 165.00 USD 8,659 (13,813)
Apple, Inc. ................................. 1,500 08/19/22 USD 115.00 USD 20,508 (241,500)
CSX Corp. ................................. 2,800 08/19/22 USD 30.00 USD 8,137 (511,000)
Eli Lilly & Co. ............................... 500 08/19/22 USD 260.00 USD 16,212 (99,500)
FedEx Corp. ................................ 1,100 08/19/22 USD 180.00 USD 24,938 (188,650)
Generac Holdings, Inc. ......................... 250 08/19/22 USD 220.00 USD 5,265 (642,500)
Halliburton Co. .............................. 2,000 08/19/22 USD 30.00 USD 6,272 (403,000)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 9,999 08/19/22 USD 72.00 USD 73,603 (1,509,849)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 14,755 08/19/22 USD 103.00 USD 162,349 (656,598)
Kroger Co. (The) ............................. 7,500 08/19/22 USD 40.00 USD 35,498 (299,994)
Mercedes-Benz Group AG ...................... 1,000 08/19/22 EUR 60.00 EUR 5,522 (631,390)
Northrop Grumman Corp. ....................... 250 08/19/22 USD 400.00 USD 11,964 (76,875)
S&P 500 Index .............................. 299 08/19/22 USD 3,600.00 USD 113,183 (2,371,070)
U.S. Treasury 10 Year Note ...................... 1,004 08/26/22 USD 114.00 USD 100,400 (298,063)
U.S. Treasury 10 Year Note ...................... 11,518 08/26/22 USD 113.00 USD 1,151,800 (2,159,625)
Consumer Staples Select Sector SPDR Fund .......... 12,000 09/16/22 USD 66.00 USD 86,616 (2,274,000)
Dollar Tree, Inc. .............................. 1,500 09/16/22 USD 125.00 USD 23,378 (415,500)
Domino's Pizza, Inc. ........................... 160 09/16/22 USD 300.00 USD 6,235 (59,200)
EURO STOXX 50 Index ........................ 3,080 09/16/22 EUR 3,550.00 EUR 106,410 (7,071,860)
FTSE 100 Index ............................. 386 09/16/22 GBP 6,600.00 GBP 27,673 (596,745)
General Motors Co. ........................... 1,700 09/16/22 USD 30.00 USD 5,399 (354,450)
Pandora A/S ................................ 350 09/16/22 DKK 550.00 DKK 15,628 (565,864)
Valero Energy Corp. ........................... 450 09/16/22 USD 110.00 USD 4,783 (577,125)
Eli Lilly & Co. ............................... 170 10/21/22 USD 260.00 USD 5,512 (85,425)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
S&P 500 Index .............................. 82 10/21/22 USD 3,250.00 USD 31,040 $ (523,980)
Dynatrace, Inc. .............................. 392 11/18/22 USD 35.00 USD 1,546 (131,320)
Commerzbank AG ............................ 1,587 12/16/22 EUR 7.20 EUR 1,061 (192,919)
EURO STOXX 50 Index ........................ 974 12/16/22 EUR 3,000.00 EUR 33,650 (1,087,559)
LVMH Moet Hennessy Louis Vuitton SE ............. 63 12/16/22 EUR 520.00 EUR 3,665 (192,781)
SPDR S&P 500 ETF Trust ....................... 7,500 12/16/22 USD 310.00 USD 282,938 (5,673,750)
Abbott Laboratories ........................... 357 01/20/23 USD 105.00 USD 3,879 (254,363)
Adobe, Inc. ................................. 65 01/20/23 USD 400.00 USD 2,379 (391,788)
Align Technology, Inc. .......................... 91 01/20/23 USD 230.00 USD 2,154 (326,235)
Alphabet, Inc. ............................... 29 01/20/23 USD 2,000.00 USD 6,344 (407,740)
Booking Holdings, Inc. ......................... 21 01/20/23 USD 2,000.00 USD 3,673 (773,220)
Dynatrace, Inc. .............................. 397 01/20/23 USD 35.00 USD 1,566 (158,800)
Eli Lilly & Co. ............................... 124 01/20/23 USD 280.00 USD 4,020 (175,770)
Glencore plc ................................ 397 01/20/23 GBP 4.50 GBP 1,783 (302,932)
Humana, Inc. ............................... 61 01/20/23 USD 390.00 USD 2,855 (100,955)
Intuit, Inc. .................................. 66 01/20/23 USD 370.00 USD 2,544 (260,040)
NIKE, Inc. .................................. 331 01/20/23 USD 110.00 USD 3,383 (498,155)
Otis Worldwide Corp. .......................... 413 01/20/23 USD 65.00 USD 2,919 (159,005)
Salesforce, Inc. .............................. 434 01/20/23 USD 160.00 USD 7,163 (750,820)
ServiceNow, Inc. ............................. 74 01/20/23 USD 450.00 USD 3,519 (395,900)
XPO Logistics, Inc. ........................... 278 01/20/23 USD 45.00 USD 1,339 (154,290)
(46,478,103)
$ (63,545,597)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
AUD Currency .............. JPMorgan Chase Bank NA — 07/01/22 USD 0.75 AUD 63,410 $ –
EUR Currency .............. Citibank NA — 07/07/22 CHF 1.06 EUR 57,120 (58)
USD Currency .............. Bank of America NA — 07/14/22 JPY 135.00 USD 100,002 (1,131,429)
USD Currency .............. Goldman Sachs International — 07/19/22 TRY 17.50 USD 17,754 (214,017)
USD Currency .............. JPMorgan Chase Bank NA — 07/21/22 CNH 6.90 USD 199,714 (57,911)
USD Currency .............. Barclays Bank plc — 07/22/22 BRL 5.20 USD 26,246 (660,270)
AUD Currency .............. JPMorgan Chase Bank NA — 07/28/22 USD 0.75 AUD 39,026 (4,412)
USD Currency .............. Citibank NA — 08/08/22 JPY 136.00 USD 26,172 (382,655)
USD Currency .............. JPMorgan Chase Bank NA — 08/11/22 CLP 890.00 USD 26,116 (1,265,654)
AUD Currency .............. Morgan Stanley & Co. International plc — 08/12/22 USD 0.73 AUD 50,520 (65,482)
USD Currency .............. Morgan Stanley & Co. International plc — 08/15/22 IDR 15,200.00 USD 53,312 (322,578)
USD Currency .............. Morgan Stanley & Co. International plc — 10/12/22 JPY 135.00 USD 23,417 (599,258)
(4,703,724)
Put
EUR Currency .............. JPMorgan Chase Bank NA — 07/01/22 USD 1.04 EUR 65,228 (1,175)
USD Currency .............. Barclays Bank plc — 07/08/22 BRL 4.55 USD 79,610 (43)
EUR Currency .............. Bank of America NA — 07/11/22 USD 1.01 EUR 299,530 (85,496)
EUR Currency .............. BNP Paribas SA — 07/11/22 USD 1.03 EUR 225,001 (277,015)
USD Currency .............. Barclays Bank plc — 07/12/22 CAD 1.30 USD 15,611 (192,861)
EUR Currency .............. JPMorgan Chase Bank NA — 07/21/22 CHF 1.00 EUR 249,643 (1,957,783)
USD Currency .............. Citibank NA — 07/21/22 JPY 120.00 USD 89,924 (12,035)
USD Currency .............. Royal Bank of Canada — 07/21/22 JPY 127.00 USD 43,002 (36,649)
USD Currency .............. Barclays Bank plc — 07/22/22 BRL 4.60 USD 69,988 (4,813)
AUD Currency .............. JPMorgan Chase Bank NA — 07/28/22 USD 0.71 AUD 11,707 (218,307)
EUR Currency .............. JPMorgan Chase Bank NA — 07/29/22 CHF 0.97 EUR 249,643 (441,875)
USD Currency .............. Deutsche Bank AG — 08/03/22 ZAR 15.25 USD 39,026 (69,650)
USD Currency .............. JPMorgan Chase Bank NA — 08/03/22 CNH 6.35 USD 50,002 (1,349)
USD Currency .............. JPMorgan Chase Bank NA — 08/03/22 ZAR 14.75 USD 78,054 (31,780)
USD Currency .............. Bank of America NA — 08/08/22 JPY 110.00 USD 39,145 (5,490)
USD Currency .............. Citibank NA — 08/08/22 JPY 126.00 USD 52,342 (121,141)
USD Currency .............. JPMorgan Chase Bank NA — 08/11/22 CLP 815.00 USD 78,346 (32,356)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EUR Currency .............. Morgan Stanley & Co. International plc — 08/12/22 USD 1.00 EUR 299,942 $ (694,255)
EUR Currency .............. Morgan Stanley & Co. International plc — 08/12/22 USD 1.00 EUR 299,942 (763,180)
USD Currency .............. Morgan Stanley & Co. International plc — 08/15/22 IDR 14,400.00 USD 35,542 (18,324)
USD Currency .............. Goldman Sachs International — 08/22/22 JPY 121.00 USD 70,640 (93,089)
EUR Currency .............. Morgan Stanley & Co. International plc — 09/08/22 NOK 9.20 EUR 53,893 (4,771)
USD Currency .............. Barclays Bank plc — 09/08/22 JPY 124.71 USD 130,680 (512,034)
USD Currency .............. Royal Bank of Canada — 09/08/22 JPY 125.00 USD 294,544 (1,210,166)
USD Currency .............. Goldman Sachs International — 09/13/22 JPY 109.00 USD 72,045 (32,242)
USD Currency .............. JPMorgan Chase Bank NA — 09/15/22 JPY 124.71 USD 60,190 (267,116)
S&P 500 Index ............. Citibank NA 74,103,600 09/16/22 USD 3,700.00 USD 280,510,285 (2,874,019)
USD Currency .............. Barclays Bank plc — 09/21/22 JPY 112.00 USD 140,080 (108,261)
USD Currency .............. Morgan Stanley & Co. International plc — 10/12/22 JPY 109.00 USD 78,054 (75,371)
(10,142,646)
$ (14,846,370)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap 5.00 % CDX.NA.HY.38-V2 Quarterly JPMorgan Chase Bank NA 09/21/22 NR USD 103.00 USD 78,616 $ (83,219)
Sold Protection on
5-Year Credit Default
Swap 5.00
ITRAXX.EUROPE.
CROSSOVER.37-V1 Quarterly
Goldman Sachs
International 09/21/22 NR EUR 487.50 EUR 23,300 (152,509)
Sold Protection on
5-Year Credit Default
Swap 5.00
ITRAXX.EUROPE.
CROSSOVER.37-V1 Quarterly
Goldman Sachs
International 08/17/22 NR EUR 487.50 EUR 23,300 (87,013)
Sold Protection on
5-Year Credit Default
Swap 5.00
ITRAXX.EUROPE.
CROSSOVER.37-V1 Quarterly BNP Paribas SA 09/21/22 NR EUR 500.00 EUR 47,200 (379,082)
Sold Protection on
5-Year Credit Default
Swap 5.00
ITRAXX.EUROPE.
CROSSOVER.37-V1 Quarterly Barclays Bank plc 09/21/22 NR EUR 525.00 EUR 23,500 (270,517)
Sold Protection on
5-Year Credit Default
Swap 5.00
ITRAXX.EUROPE.
CROSSOVER.37-V1 Quarterly
Goldman Sachs
International 08/17/22 NR EUR 525.00 EUR 23,600 (188,261)
Sold Protection on
5-Year Credit Default
Swap 5.00
ITRAXX.EUROPE.
CROSSOVER.37-V1 Quarterly BNP Paribas SA 08/17/22 NR EUR 562.50 EUR 47,100 (663,719)
(1,824,320)
Put
Sold Protection on
5-Year Credit Default
Swap CDX.NA.HY.38-V2 5.00 % Quarterly
Goldman Sachs
International 07/20/22 NR USD 88.00 USD 20,000 (9,575)
Sold Protection on
5-Year Credit Default
Swap CDX.NA.HY.38-V2 5.00 Quarterly Citibank NA 07/20/22 NR USD 89.00 USD 20,000 (15,743)
Sold Protection on
5-Year Credit Default
Swap CDX.NA.HY.38-V2 5.00 Quarterly Deutsche Bank AG 07/20/22 NR USD 90.00 USD 20,000 (20,842)
Sold Protection on
5-Year Credit Default
Swap
ITRAXX.EUROPE.
CROSSOVER.37-V1 5.00 Quarterly Barclays Bank plc 08/17/22 NR EUR 700.00 EUR 69,100 (774,291)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Credit Default Swaptions Written (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Sold Protection on
5-Year Credit Default
Swap
ITRAXX.EUROPE.
CROSSOVER.37-V1 5.00 % Quarterly
Goldman Sachs
International 08/17/22 NR EUR 700.00 EUR 23,600 $ (264,447)
(1,084,898)
$ (2,909,218)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
0.45% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 08/03/22 0.45 % EUR 20,160 $ (34)
2-Year Interest Rate Swap
(a)
. 1.95% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 09/19/22 1.95 USD 193,590 (95,215)
10-Year Interest Rate Swap
(a)
2.07% Semi-Annual 1 day SOFR Annual Citibank NA 09/29/22 2.07 USD 41,380 (105,278)
10-Year Interest Rate Swap
(a)
2.34% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/12/22 2.34 USD 42,670 (279,080)
10-Year Interest Rate Swap
(a)
2.28% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/13/22 2.28 USD 33,240 (186,792)
10-Year Interest Rate Swap
(a)
2.56% Semi-Annual 1 day SOFR Annual Bank of America NA 11/03/22 2.56 USD 23,325 (307,162)
10-Year Interest Rate Swap
(a)
2.70% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 11/07/22 2.70 USD 22,103 (400,091)
10-Year Interest Rate Swap
(a)
2.44% Semi-Annual 1 day SOFR Annual Bank of America NA 11/14/22 2.44 USD 38,020 (406,988)
2-Year Interest Rate Swap
(a)
. 1.74% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 11/15/22 1.74 USD 269,015 (206,366)
2-Year Interest Rate Swap
(a)
. 1.78% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 11/15/22 1.78 USD 269,015 (222,122)
10-Year Interest Rate Swap
(a)
2.50% Semi-Annual 1 day SOFR Annual
Nomura International
plc 11/18/22 2.50 USD 20,890 (261,040)
2-Year Interest Rate Swap
(a)
. 1.25% Semi-Annual 1 day SOFR Annual Barclays Bank plc 01/12/23 1.25 USD 184,725 (108,325)
2-Year Interest Rate Swap
(a)
. 1.36% Semi-Annual 1 day SOFR Annual
Wells Fargo Securities
LLC 01/18/23 1.36 USD 77,450 (57,406)
2-Year Interest Rate Swap
(a)
. 1.40% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 02/15/23 1.40 USD 988,820 (989,963)
2-Year Interest Rate Swap
(a)
. 1.39% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 02/17/23 1.39 USD 99,635 (99,927)
10-Year Interest Rate Swap
(a)
1.72% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 03/02/23 1.72 USD 39,396 (172,618)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 1 day SOFR Annual Bank of America NA 03/08/23 1.75 USD 19,310 (92,539)
10-Year Interest Rate Swap
(a)
1.77% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 03/08/23 1.77 USD 109,985 (538,334)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 03/09/23 1.84 USD 39,995 (227,270)
10-Year Interest Rate Swap
(a)
1.93% Semi-Annual 1 day SOFR Annual Bank of America NA 03/13/23 1.93 USD 39,995 (274,541)
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 USD 1,990,697 (215,169)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 1,990,697 (272,333)
10-Year Interest Rate Swap
(a)
2.28% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 03/23/23 2.28 USD 62,659 (842,232)
10-Year Interest Rate Swap
(a)
2.28% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 03/29/23 2.28 USD 41,772 (573,848)
2-Year Interest Rate Swap
(a)
. 2.88% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 04/11/23 2.88 USD 121,560 (1,148,556)
10-Year Interest Rate Swap
(a)
2.61% Semi-Annual 1 day SOFR Annual Bank of America NA 04/12/23 2.61 USD 41,772 (1,005,738)
2-Year Interest Rate Swap
(a)
. 2.83% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 04/12/23 2.83 USD 116,780 (1,045,994)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 2.85% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 04/12/23 2.85 % USD 116,780 $ (1,066,135)
10-Year Interest Rate Swap
(a)
2.63% Semi-Annual 1 day SOFR Annual Barclays Bank plc 04/13/23 2.63 USD 41,772 (1,047,969)
10-Year Interest Rate Swap
(a)
2.58% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 04/14/23 2.58 USD 41,772 (966,541)
10-Year Interest Rate Swap
(a)
2.77% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 05/16/23 2.77 USD 42,197 (1,351,073)
10-Year Interest Rate Swap
(a)
2.67% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 05/22/23 2.67 USD 42,197 (1,204,137)
10-Year Interest Rate Swap
(a)
2.72% Semi-Annual 1 day SOFR Annual
Nomura International
plc 05/31/23 2.72 USD 24,820 (759,073)
10-Year Interest Rate Swap
(a)
2.84% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 06/07/23 2.84 USD 132,233 (4,801,546)
10-Year Interest Rate Swap
(a)
3.10% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/15/23 3.10 USD 46,626 (2,327,885)
10-Year Interest Rate Swap
(a)
1.41% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 08/14/23 1.41 USD 85,550 (416,169)
10-Year Interest Rate Swap
(a)
1.48% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/14/23 1.48 USD 80,620 (440,653)
5-Year Interest Rate Swap
(a)
. 2.75% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 05/06/24 2.75 USD 17,450 (511,756)
5-Year Interest Rate Swap
(a)
. 2.83% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 05/13/24 2.83 USD 17,510 (549,124)
5-Year Interest Rate Swap
(a)
. 2.10% Semi-Annual 1 day SOFR Annual
Nomura International
plc 05/20/24 2.10 USD 36,795 (597,291)
2-Year Interest Rate Swap
(a)
. 3.18% Semi-Annual 1 day SOFR Annual Barclays Bank plc 06/17/24 3.18 USD 82,805 (1,583,509)
2-Year Interest Rate Swap
(a)
. 2.74% Semi-Annual 1 day SOFR Annual
Wells Fargo Securities
LLC 06/24/24 2.74 USD 80,125 (1,173,692)
2-Year Interest Rate Swap
(a)
. 2.77% Semi-Annual 1 day SOFR Annual Bank of America NA 06/24/24 2.77 USD 82,805 (1,239,173)
2-Year Interest Rate Swap
(a)
. 2.78% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/24/24 2.78 USD 80,125 (1,211,867)
10-Year Interest Rate Swap
(a)
2.91% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/06/25 2.91 USD 100,913 (5,519,154)
10-Year Interest Rate Swap
(a)
2.86% Semi-Annual 1 day SOFR Annual Barclays Bank plc 06/09/25 2.86 USD 83,194 (4,371,410)
10-Year Interest Rate Swap
(a)
2.90% Semi-Annual 1 day SOFR Annual Bank of America NA 06/12/25 2.90 USD 86,485 (4,683,965)
10-Year Interest Rate Swap
(a)
3.09% Semi-Annual 1 day SOFR Annual Bank of America NA 06/16/25 3.09 USD 282,850 (17,782,644)
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/16/25 3.15 USD 136,525 (9,012,771)
10-Year Interest Rate Swap
(a)
3.16% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/16/25 3.16 USD 132,814 (8,833,082)
10-Year Interest Rate Swap
(a)
2.93% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/17/25 2.93 USD 86,762 (4,849,364)
(86,434,944)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.95% Semi-Annual Deutsche Bank AG 08/03/22 1.95 USD 14,825 (1,126,972)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.05% Semi-Annual Barclays Bank plc 08/08/22 2.05 USD 14,825 (1,003,874)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.20% Semi-Annual
Goldman Sachs
International 08/12/22 3.20 USD 125,195 (516,839)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.10% Semi-Annual
Morgan Stanley & Co.
International plc 08/24/22 3.10 USD 496,094 (3,741,278)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 08/31/22 3.00 USD 251,478 (2,790,454)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.27% Semi-Annual
Morgan Stanley & Co.
International plc 09/01/22 1.27 USD 44,980 (6,092,390)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 3.13% Annual Citibank NA 09/13/22 3.13 EUR 64,550 (178,950)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.45% Semi-Annual Citibank NA 09/23/22 3.45 USD 369,813 (1,747,620)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.57% Semi-Annual Citibank NA 09/29/22 2.57 USD 41,380 (1,404,635)
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.91% Semi-Annual
Morgan Stanley & Co.
International plc 10/04/22 2.91 USD 498,236 (5,740,219)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.54% Semi-Annual Deutsche Bank AG 10/07/22 1.54 USD 23,040 (2,590,740)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.84% Semi-Annual Deutsche Bank AG 10/12/22 2.84 USD 42,670 (928,429)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.54% Semi-Annual Bank of America NA 10/13/22 1.54 USD 23,040 (2,602,117)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.78% Semi-Annual Deutsche Bank AG 10/13/22 2.78 USD 33,240 (812,886)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.22% Semi-Annual
JPMorgan Chase
Bank NA 11/02/22 1.22 USD 66,810 (2,395,501)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.06% Semi-Annual Bank of America NA 11/03/22 3.06 USD 23,325 (370,876)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.20% Semi-Annual
Morgan Stanley & Co.
International plc 11/07/22 3.20 % USD 22,103 $ (275,682)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.00% Semi-Annual
Nomura International
plc 11/18/22 3.00 USD 20,890 (394,374)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.20% Semi-Annual
Goldman Sachs
International 11/23/22 3.20 USD 239,768 (3,246,776)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.45% Semi-Annual
JPMorgan Chase
Bank NA 12/05/22 1.45 USD 23,330 (2,803,456)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.35% Semi-Annual
Morgan Stanley & Co.
International plc 12/08/22 3.35 USD 497,218 (5,554,586)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 2.75% Annual
Goldman Sachs
International 12/12/22 2.75 EUR 23,080 (358,710)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.43% Semi-Annual
Morgan Stanley & Co.
International plc 12/13/22 1.43 USD 38,113 (4,633,571)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.42% Semi-Annual
JPMorgan Chase
Bank NA 12/15/22 1.42 USD 38,112 (4,669,149)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.75% Semi-Annual Barclays Bank plc 01/12/23 1.75 USD 184,725 (4,688,790)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.60% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.60 USD 988,820 (12,780,908)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.70% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.70 USD 988,820 (11,665,188)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.39% Semi-Annual
Morgan Stanley & Co.
International plc 02/17/23 2.39 USD 149,453 (2,311,446)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.72% Semi-Annual
Morgan Stanley & Co.
International plc 03/02/23 1.72 USD 39,396 (3,873,317)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.75% Semi-Annual Bank of America NA 03/08/23 1.75 USD 19,310 (1,855,167)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.77% Semi-Annual
Goldman Sachs
International 03/08/23 1.77 USD 109,985 (10,475,099)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.84% Semi-Annual
Morgan Stanley & Co.
International plc 03/09/23 1.84 USD 39,995 (3,584,654)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.93% Semi-Annual Bank of America NA 03/13/23 1.93 USD 39,995 (3,323,859)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.28% Semi-Annual
JPMorgan Chase
Bank NA 03/23/23 2.28 USD 62,659 (3,757,401)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.27% Semi-Annual
Goldman Sachs
International 03/23/23 3.27 USD 751,689 (13,556,219)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.28% Semi-Annual
Goldman Sachs
International 03/24/23 3.28 USD 245,004 (4,368,746)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.28% Semi-Annual Deutsche Bank AG 03/29/23 2.28 USD 41,772 (2,506,359)
1-Year Interest Rate Swap
(a)
. 1 day SONIA At Termination 3.22% At Termination
Goldman Sachs
International 04/03/23 3.22 GBP 1,975,043 (9,196,038)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.40% Semi-Annual
Morgan Stanley & Co.
International plc 04/06/23 3.40 USD 250,247 (3,924,278)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.88% Semi-Annual Deutsche Bank AG 04/11/23 2.88 USD 121,560 (1,217,536)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.61% Semi-Annual Bank of America NA 04/12/23 2.61 USD 41,772 (1,779,001)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.83% Semi-Annual
Morgan Stanley & Co.
International plc 04/12/23 2.83 USD 116,780 (1,223,568)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.85% Semi-Annual
Morgan Stanley & Co.
International plc 04/12/23 2.85 USD 116,780 (1,204,147)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.63% Semi-Annual Barclays Bank plc 04/13/23 2.63 USD 41,772 (1,729,136)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.58% Semi-Annual
Morgan Stanley & Co.
International plc 04/14/23 2.58 USD 41,772 (1,841,279)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.45% Semi-Annual
Morgan Stanley & Co.
International plc 04/18/23 3.45 USD 124,743 (1,887,780)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 4.00% At Termination BNP Paribas SA 04/21/23 4.00 USD 584,300 (1,460,050)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.75% Semi-Annual Citibank NA 05/05/23 3.75 USD 250,390 (2,699,819)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.57% Semi-Annual
Goldman Sachs
International 05/11/23 3.57 USD 247,765 (3,393,023)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.77% Semi-Annual Deutsche Bank AG 05/16/23 2.77 USD 42,197 (1,541,765)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.67% Semi-Annual
JPMorgan Chase
Bank NA 05/22/23 2.67 USD 42,197 (1,715,774)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.72% Semi-Annual
Nomura International
plc 05/31/23 2.72 USD 24,820 (971,101)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.84% Semi-Annual
Morgan Stanley & Co.
International plc 06/07/23 2.84 % USD 132,233 $ (4,526,500)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 5.00% At Termination Bank of America NA 06/13/23 5.00 USD 592,340 (681,908)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.10% Semi-Annual
Goldman Sachs
International 06/15/23 3.10 USD 46,626 (1,188,497)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.67% Semi-Annual Citibank NA 06/23/23 3.67 USD 246,542 (3,260,238)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.41% Semi-Annual
Morgan Stanley & Co.
International plc 08/14/23 1.41 USD 85,550 (10,467,798)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.48% Semi-Annual Barclays Bank plc 08/14/23 1.48 USD 80,620 (9,422,812)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 1.35% Annual Deutsche Bank AG 02/08/24 1.35 EUR 302,380 (5,757,249)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 1.05% Annual Barclays Bank plc 02/29/24 1.05 EUR 312,880 (7,251,651)
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.75% Semi-Annual Deutsche Bank AG 05/06/24 2.75 USD 17,450 (472,819)
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.87% Semi-Annual
Morgan Stanley & Co.
International plc 05/13/24 2.87 USD 30,270 (754,787)
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.83% Semi-Annual
Morgan Stanley & Co.
International plc 05/13/24 2.83 USD 17,510 (450,069)
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.10% Semi-Annual
Nomura International
plc 05/20/24 3.10 USD 36,795 (779,071)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.74% Semi-Annual
Morgan Stanley & Co.
International plc 06/13/24 2.74 USD 110,550 (5,439,428)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.24% Semi-Annual
Morgan Stanley & Co.
International plc 06/13/24 3.24 USD 110,550 (3,585,426)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.18% Semi-Annual Barclays Bank plc 06/17/24 3.18 USD 82,805 (796,170)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.74% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 2.74 USD 110,550 (5,454,584)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.24% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 3.24 USD 110,550 (3,600,727)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.74% Semi-Annual
Wells Fargo Securities
LLC 06/24/24 2.74 USD 80,125 (986,159)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.77% Semi-Annual Bank of America NA 06/24/24 2.77 USD 82,805 (1,000,080)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.78% Semi-Annual Deutsche Bank AG 06/24/24 2.78 USD 80,125 (958,605)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.99% Semi-Annual
Morgan Stanley & Co.
International plc 08/20/24 1.99 USD 116,580 (10,230,663)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.91% Semi-Annual
Goldman Sachs
International 06/06/25 2.91 USD 100,913 (5,130,373)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.86% Semi-Annual Barclays Bank plc 06/09/25 2.86 USD 83,194 (4,383,232)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.90% Semi-Annual Bank of America NA 06/12/25 2.90 USD 86,485 (4,448,179)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.09% Semi-Annual Bank of America NA 06/16/25 3.09 USD 282,850 (12,738,902)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.15% Semi-Annual Deutsche Bank AG 06/16/25 3.15 USD 136,525 (5,871,739)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.16% Semi-Annual Deutsche Bank AG 06/16/25 3.16 USD 132,814 (5,671,685)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.93% Semi-Annual
Goldman Sachs
International 06/17/25 2.93 USD 86,762 (4,347,820)
(290,168,703)
$ (376,603,647)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.33.V13 .................. 5.00 % Quarterly 12/20/24 USD 79,671 $ (829,216) $ (2,306,864) $ 1,477,648
ITRAXX.EUROPE.CROSSOVER.34.V2 .... 5.00 Quarterly 12/20/25 EUR 446 (1,728) (31,312) 29,584
CDX.NA.IG.38.V1 ................... 1.00 Quarterly 06/20/27 USD 537,916 9,477 (3,012,413) 3,021,890
ITRAXX.EUROPE.MAIN.37.V1 .......... 1.00 Quarterly 06/20/27 EUR 354,590 (3,187,238) (2,036,405) (1,150,833)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUROPE.SUB.FINANCIALS.37.V1 .. 1.00 % Quarterly 06/20/27 EUR 50,298 $ 3,473,580 $ 2,825,984 $ 647,596
$ (535,125) $ (4,561,010) $ 4,025,885
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.38.V2 ..... 5.00 % Quarterly 06/20/27 NR USD 388,908 $ (10,667,134) $ (7,156,474) $ (3,510,660)
ITRAXX.EUROPE.
CROSSOVER.37.V1 . 5.00 Quarterly 06/20/27 NR EUR 155,071 (4,825,062) (2,548,915) (2,276,147)
$ (15,492,196) $ (9,705,389) $ (5,786,807)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 1,399,892 $ (2,217,399) $ — $ (2,217,399)
1 day SOFR Annual 0.84% Annual N/A 03/01/23 USD 179,220 (2,135,557) 626,073 (2,761,630)
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 1,399,452 (2,193,954) — (2,193,954)
1.51% At Termination 1 day SOFR At Termination 07/12/22
(a)
07/12/23 USD 1,058,150 16,137,251 11,847,947 4,289,304
1 day SOFR Annual 0.24% Annual N/A 12/08/23 USD 170,300 (6,846,661) (2,929,960) (3,916,701)
1 day SOFR Annual 0.19% Annual N/A 12/14/23 USD 120,475 (5,018,775) (2,230,797) (2,787,978)
1 day SOFR Annual 0.25% Annual N/A 01/12/24 USD 45,881 (1,960,941) (860,524) (1,100,417)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 993,264 (3,753,065) — (3,753,065)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 993,264 (3,622,386) — (3,622,386)
1 day SOFR Annual 1.13% Annual N/A 03/07/24 USD 991,773 (29,309,620) — (29,309,620)
1 day SOFR Annual 1.13% Annual N/A 03/08/24 USD 1,487,466 (44,069,978) — (44,069,978)
0.40% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/24 USD 1,259,950 58,410,338 — 58,410,338
1 day SOFR Annual 1.08% Annual N/A 03/18/24 USD 2,004,673 (62,840,592) — (62,840,592)
0.45% Semi-Annual 3 month LIBOR Quarterly N/A 03/19/24 USD 380,000 17,651,679 — 17,651,679
6.15% Annual 3 month WIBOR Quarterly 04/11/23
(a)
04/11/24 PLN 287,289 1,013,353 — 1,013,353
1.32% At Termination 1 day ESTR At Termination 04/14/23
(a)
04/14/24 EUR 138,393 341,425 (40,774) 382,199
1.33% At Termination 1 day ESTR At Termination 04/14/23
(a)
04/14/24 EUR 138,407 334,208 (15,369) 349,577
1.35% At Termination 1 day ESTR At Termination 04/14/23
(a)
04/14/24 EUR 23,000 50,235 (11,805) 62,040
1 day SONIA At Termination 2.80% At Termination 04/21/23
(a)
04/21/24 GBP 353,570 (139,863) — (139,863)
1.19% At Termination 1 day ESTR At Termination 04/25/23
(a)
04/25/24 EUR 412,560 1,623,580 (7,209) 1,630,789
1.16% At Termination 1 day ESTR At Termination 05/03/23
(a)
05/03/24 EUR 451,630 1,970,355 130,343 1,840,012
1.45% At Termination 1 day ESTR At Termination 05/11/23
(a)
05/11/24 EUR 345,220 486,639 11,834 474,805
1.52% At Termination 1 day ESTR At Termination 06/05/23
(a)
06/05/24 EUR 365,040 293,776 — 293,776
0.53% Semi-Annual 3 month LIBOR Quarterly N/A 06/06/24 USD 300,000 15,309,801 — 15,309,801
1.69% At Termination 1 day ESTR At Termination 06/08/23
(a)
06/08/24 EUR 624,420 (545,355) — (545,355)
1.73% At Termination 1 day ESTR At Termination 06/12/23
(a)
06/12/24 EUR 616,740 (790,668) — (790,668)
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 06/28/24 USD 280,000 14,571,360 — 14,571,360
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 06/28/24 USD 20,000 1,040,615 — 1,040,615
1 day SOFR Annual 2.71% Annual 10/05/22
(a)
06/30/24 USD 171,065 (1,216,456) — (1,216,456)
1 day SOFR Annual 3.11% Annual 07/01/22
(a)
07/01/24 USD 31,860 67,963 — 67,963
1 day SOFR Annual 3.17% Annual 07/01/22
(a)
07/01/24 USD 63,715 207,015 — 207,015
1 day SOFR Annual 3.00% Annual 07/05/22
(a)
07/05/24 USD 25,360 — — —
0.52% Semi-Annual 3 month LIBOR Quarterly N/A 07/13/24 USD 283,000 15,150,108 — 15,150,108

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.54% Semi-Annual 3 month LIBOR Quarterly N/A 07/16/24 USD 420,000 $ 22,190,991 $ — $ 22,190,991
0.54% Semi-Annual 3 month LIBOR Quarterly N/A 07/20/24 USD 418,000 22,248,666 — 22,248,666
0.49% Semi-Annual 3 month LIBOR Quarterly N/A 07/23/24 USD 560,000 30,490,338 — 30,490,338
1.45% Annual 1 day SOFR Annual 07/28/22
(a)
07/28/24 USD 28,910 894,891 — 894,891
1.61% Annual 1 day SOFR Annual 08/08/22
(a)
08/08/24 USD 25,430 711,376 — 711,376
1.62% Annual 1 day SOFR Annual 08/08/22
(a)
08/08/24 USD 57,780 1,601,239 — 1,601,239
1.81% Annual 1 day SOFR Annual 08/12/22
(a)
08/12/24 USD 58,060 1,401,651 — 1,401,651
1.76% Annual 1 day SOFR Annual 08/12/22
(a)
08/12/24 USD 58,250 1,460,321 — 1,460,321
1.94% Annual 1 day SOFR Annual 08/12/22
(a)
08/12/24 USD 57,920 1,250,944 — 1,250,944
1.76% Annual 1 day SOFR Annual 08/12/22
(a)
08/12/24 USD 58,250 1,460,884 — 1,460,884
1.94% Annual 1 day SOFR Annual 08/12/22
(a)
08/12/24 USD 57,920 1,243,662 — 1,243,662
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/12/24 USD 430,000 23,060,064 — 23,060,064
0.54% Semi-Annual 3 month LIBOR Quarterly N/A 08/13/24 USD 730,000 39,672,246 — 39,672,246
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 145,725 7,875,668 — 7,875,668
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 145,000 7,863,085 — 7,863,085
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 143,550 7,770,594 — 7,770,594
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 145,725 7,882,351 — 7,882,351
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 145,000 7,854,335 — 7,854,335
1.93% Annual 1 day SOFR Annual 09/13/22
(a)
09/13/24 USD 636 13,968 — 13,968
2.72% Annual 1 day SOFR Annual 09/30/22
(a)
09/30/24 USD 111,230 763,800 — 763,800
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 10/20/24 USD 300,000 15,514,188 — 15,514,188
0.92% Semi-Annual 3 month LIBOR Quarterly N/A 10/25/24 USD 600,000 30,668,835 — 30,668,835
3.22% Annual 1 day SOFR Annual 11/08/22
(a)
11/08/24 USD 87,715 (261,184) — (261,184)
1 day SOFR Annual 2.91% Annual 11/14/22
(a)
11/14/24 USD 58,305 (164,545) — (164,545)
1 day SOFR Annual 2.87% Annual 11/15/22
(a)
11/15/24 USD 24,223 (89,407) — (89,407)
1.20% Semi-Annual 3 month LIBOR Quarterly N/A 11/26/24 USD 450,000 20,623,926 — 20,623,926
1.10% Semi-Annual 3 month LIBOR Quarterly N/A 12/06/24 USD 600,000 29,095,916 — 29,095,916
1 day SOFR Annual 2.97% Annual 01/04/23
(a)
01/04/25 USD 12,680 — — —
1 day SOFR Annual 3.04% Annual 01/04/23
(a)
01/04/25 USD 14,440 — — —
2.00% Annual 1 day SOFR Annual 02/17/23
(a)
02/17/25 USD 278,159 5,098,970 — 5,098,970
1.89% Annual 1 day SOFR Annual 02/22/23
(a)
02/22/25 USD 19,928 404,894 — 404,894
1.99% Annual 1 day SOFR Annual 02/27/23
(a)
02/27/25 USD 29,465 540,531 — 540,531
1 day SOFR Annual 2.26% Annual N/A 02/28/25 USD 285,390 (3,052,055) 10,118,798 (13,170,853)
0.98% Annual 1 day ESTR Annual 04/04/23
(a)
04/04/25 EUR 255,260 3,241,784 926,642 2,315,142
1.05% Annual 1 day ESTR Annual 04/04/23
(a)
04/04/25 EUR 125,410 1,414,195 (3,285) 1,417,480
2.87% Annual 1 day SOFR Annual 04/18/23
(a)
04/18/25 USD 58,580 17,538 — 17,538
2.39% At Termination 1 day SONIA At Termination 04/22/24
(a)
04/22/25 GBP 364,770 503,835 — 503,835
1.31% Annual 1 day ESTR Annual 04/25/23
(a)
04/25/25 EUR 110,470 676,574 (15,284) 691,858
3.15% Annual 1 day SOFR Annual 04/25/23
(a)
04/25/25 USD 24,925 (132,955) — (132,955)
2.79% Annual 1 day SOFR Annual N/A 04/26/25 USD 455,000 (485,713) — (485,713)
2.80% Annual 1 day SOFR Annual N/A 05/11/25 USD 145,000 (60,241) — (60,241)
2.60% Annual 1 day SOFR Annual N/A 05/16/25 USD 150,000 830,607 — 830,607
1 day SOFR Annual 0.10% Annual N/A 06/02/25 USD 12,354 (967,738) (555,269) (412,469)
0.85% Annual
6 month
EURIBOR Semi-Annual 02/12/24
(a)
02/12/26 EUR 197,460 4,477,191 — 4,477,191
1.28% At Termination 1 day SOFR At Termination 02/25/25
(a)
02/25/26 USD 46,640 549,843 652,988 (103,145)
0.64% Annual
6 month
EURIBOR Semi-Annual 03/04/24
(a)
03/04/26 EUR 202,900 5,478,601 — 5,478,601
1.45% At Termination 1 day SOFR At Termination 03/06/25
(a)
03/06/26 USD 36,070 367,618 445,926 (78,308)
3 month LIBOR Quarterly 0.83% Semi-Annual N/A 03/08/26 USD 773,135 (58,612,764) — (58,612,764)
1.42% Annual
6 month
EURIBOR Semi-Annual 04/03/24
(a)
04/03/26 EUR 16,210 185,263 — 185,263
1.47% Annual
6 month
EURIBOR Semi-Annual 04/03/24
(a)
04/03/26 EUR 6,050 63,471 — 63,471
1.86% Annual
6 month
EURIBOR Semi-Annual 05/07/24
(a)
05/07/26 EUR 13,620 37,330 — 37,330
1.79% Annual
6 month
EURIBOR Semi-Annual 05/07/24
(a)
05/07/26 EUR 27,235 113,098 — 113,098
0.63% Semi-Annual 3 month LIBOR Quarterly N/A 05/26/26 USD 1,049,533 94,199,338 — 94,199,338
0.64% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 1,576,035 140,932,793 — 140,932,793

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.85% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 525,345 $ 42,828,224 $ — $ 42,828,224
2.12% Annual
6 month
EURIBOR Semi-Annual 06/11/24
(a)
06/11/26 EUR 26,350 (61,512) — (61,512)
2.51% Annual
6 month
EURIBOR Semi-Annual 06/17/24
(a)
06/17/26 EUR 13,513 (136,943) — (136,943)
2.45% Annual
6 month
EURIBOR Semi-Annual 06/17/24
(a)
06/17/26 EUR 13,513 (121,144) — (121,144)
2.58% Annual
6 month
EURIBOR Semi-Annual 06/18/24
(a)
06/18/26 EUR 13,660 (156,371) — (156,371)
6 month
EURIBOR Semi-Annual 2.19% Annual 06/25/24
(a)
06/25/26 EUR 24,265 90,124 — 90,124
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 10,069 (34,338) — (34,338)
0.94% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/26 USD 97,903 8,361,952 — 8,361,952
1.15% Semi-Annual 3 month LIBOR Quarterly N/A 11/10/26 USD 399,596 31,114,393 — 31,114,393
2.55% Annual 1 day SOFR Annual 10/05/22
(a)
11/30/26 USD 79,655 848,806 — 848,806
3 month LIBOR Quarterly 1.39% Semi-Annual N/A 01/07/27 USD 705,827 (46,791,033) — (46,791,033)
3 month LIBOR Quarterly 1.42% Semi-Annual N/A 01/10/27 USD 286,474 (18,613,779) — (18,613,779)
3 month LIBOR Quarterly 1.47% Semi-Annual N/A 01/14/27 USD 104,537 (6,567,238) — (6,567,238)
1 day SOFR Annual 1.19% Annual N/A 01/20/27 USD 21,100 (1,364,739) (485,849) (878,890)
3 month LIBOR Quarterly 1.63% Semi-Annual N/A 02/09/27 USD 988,944 (55,973,320) — (55,973,320)
1 day SOFR Annual 1.56% Annual N/A 03/07/27 USD 495,886 (24,973,675) — (24,973,675)
1 day SOFR Annual 1.74% Annual N/A 03/14/27 USD 22,380 (945,395) — (945,395)
1 day ESTR At Termination 0.93% At Termination 04/07/26
(a)
04/07/27 EUR 523,150 (5,244,081) (731,493) (4,512,588)
1 day ESTR At Termination 0.94% At Termination 04/07/26
(a)
04/07/27 EUR 523,150 (5,181,992) (59,750) (5,122,242)
28 day MXIBTIIE Monthly 7.49% Monthly N/A 04/14/27 MXN 1,412,000 (4,161,281) — (4,161,281)
1 day ESTR At Termination 1.37% At Termination 04/23/26
(a)
04/23/27 EUR 240,530 (1,376,508) 2,393 (1,378,901)
1 day ESTR At Termination 1.67% At Termination 05/12/26
(a)
05/12/27 EUR 421,080 (1,183,728) (55,793) (1,127,935)
1 day SOFR Annual 1.37% Annual N/A 05/26/27 USD 11,705 (751,951) (777,344) 25,393
1 day ESTR At Termination 1.81% At Termination 06/10/26
(a)
06/10/27 EUR 647,500 (1,011,119) — (1,011,119)
1 day SOFR Annual 1.25% Annual 07/05/22
(a)
07/05/27 USD 8,170 (585,859) — (585,859)
1 day SOFR Annual 1.09% Annual 07/08/22
(a)
07/08/27 USD 41,490 (3,279,767) (3,420,203) 140,436
1 day SOFR Annual 1.22% Annual 08/01/22
(a)
08/01/27 USD 34,350 (2,525,089) (2,644,757) 119,668
1 day SOFR Annual 1.23% Annual 08/01/22
(a)
08/01/27 USD 34,340 (2,508,382) (2,628,049) 119,667
1 day SOFR Annual 1.99% Annual 09/19/22
(a)
09/19/27 USD 11,965 (461,514) — (461,514)
1 day SOFR Annual 2.00% Annual 09/19/22
(a)
09/19/27 USD 11,965 (455,137) — (455,137)
1 day SOFR Annual 2.01% Annual 09/19/22
(a)
09/19/27 USD 11,965 (448,761) — (448,761)
1 day SOFR Annual 2.95% Annual 11/08/22
(a)
11/08/27 USD 36,505 223,027 — 223,027
3.28% Annual 1 day SOFR Annual 12/16/22
(a)
12/16/27 USD 9,074 (196,879) — (196,879)
2.94% Annual 1 day SOFR Annual 12/28/22
(a)
12/28/27 USD 14,520 (87,811) — (87,811)
1 day SOFR Annual 1.90% Annual 02/14/23
(a)
02/14/28 USD 12,150 (490,633) — (490,633)
1 day SOFR Annual 2.73% Annual 04/20/23
(a)
04/20/28 USD 390 (534) — (534)
2.93% Semi-Annual 3 month LIBOR Quarterly N/A 08/24/28 USD 22,270 (47,675) — (47,675)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 12,489 (130,367) — (130,367)
3.04% Semi-Annual 3 month LIBOR Quarterly N/A 02/16/29 USD 190,900 (1,677,444) — (1,677,444)
2.52% Annual 1 day SOFR Annual 09/30/22
(a)
04/30/29 USD 83,510 1,413,870 — 1,413,870
2.70% Annual 1 day SOFR Annual 06/04/24
(a)
06/04/29 USD 15,400 (10,983) — (10,983)
0.19% Annual
6 month
EURIBOR Semi-Annual N/A 01/16/30 EUR 15,120 1,976,222 2,197 1,974,025
1.06% Annual 1 day SOFR Annual N/A 08/27/30 USD 18,509 2,314,963 2,318,784 (3,821)
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 50,000 (8,693,825) — (8,693,825)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 50,000 8,506,541 — 8,506,541
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 40,000 (6,866,906) — (6,866,906)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 40,000 6,652,007 — 6,652,007
6 month
EURIBOR Semi-Annual 0.61% Annual N/A 02/15/31 EUR 20,350 (2,407,252) — (2,407,252)
6 month
EURIBOR Semi-Annual 0.77% Annual N/A 02/15/31 EUR 91,755 (9,633,528) — (9,633,528)
6 month
EURIBOR Semi-Annual 0.79% Annual N/A 02/15/31 EUR 121,400 (12,508,246) — (12,508,246)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual 1.24% Annual N/A 02/15/31 EUR 37,870 $ (2,583,793) $ — $ (2,583,793)
6 month
EURIBOR Semi-Annual 1.47% Annual N/A 02/15/31 EUR 44,430 (2,194,844) (8,030) (2,186,814)
6 month
EURIBOR Semi-Annual 1.70% Annual N/A 02/15/31 EUR 188,850 (5,601,346) — (5,601,346)
6 month
EURIBOR Semi-Annual 1.90% Annual N/A 02/15/31 EUR 36,190 (446,412) — (446,412)
2.53% Annual 1 day SOFR Annual N/A 03/10/31 USD 57,190 942,908 1,147,576 (204,668)
6 month
EURIBOR Semi-Annual 1.65% Annual 09/12/22
(a)
08/15/31 EUR 61,014 (2,687,190) (1,986,475) (700,715)
6 month
EURIBOR Semi-Annual 1.86% Annual 09/12/22
(a)
08/15/31 EUR 32,840 (848,899) 10,099 (858,998)
6 month
EURIBOR Semi-Annual 2.09% Annual 09/12/22
(a)
08/15/31 EUR 9,775 (57,002) — (57,002)
6 month
EURIBOR Semi-Annual 2.22% Annual 09/12/22
(a)
08/15/31 EUR 4,885 23,541 — 23,541
6 month
EURIBOR Semi-Annual 2.36% Annual 09/12/22
(a)
08/15/31 EUR 36,170 615,903 — 615,903
6 month
EURIBOR Semi-Annual 2.37% Annual 09/12/22
(a)
08/15/31 EUR 4,885 88,229 (7,971) 96,200
6 month
EURIBOR Semi-Annual 2.41% Annual 09/12/22
(a)
08/15/31 EUR 4,885 106,891 — 106,891
6 month
EURIBOR Semi-Annual 2.50% Annual 09/12/22
(a)
08/15/31 EUR 4,885 142,696 — 142,696
2.64% Annual
6 month
EURIBOR Semi-Annual 09/12/22
(a)
08/15/31 EUR 4,885 (201,811) — (201,811)
0.02% Annual
6 month
EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 28,586,146 — 28,586,146
1.17% Annual 1 day SOFR Annual N/A 09/21/31 USD 16,310 2,131,174 2,145,195 (14,021)
1.14% Annual 1 day SOFR Annual N/A 09/27/31 USD 24,090 3,056,606 — 3,056,606
3 month LIBOR Quarterly 1.59% Semi-Annual N/A 10/14/31 USD 228,209 (27,139,830) — (27,139,830)
3 month LIBOR Quarterly 1.62% Semi-Annual N/A 11/19/31 USD 284,436 (33,569,823) — (33,569,823)
1.40% Annual 1 day SOFR Annual N/A 11/22/31 USD 13,570 1,461,628 — 1,461,628
28 day MXIBTIIE Monthly 7.60% Monthly N/A 01/01/32 MXN 975,757 (4,045,583) — (4,045,583)
1.61% Annual 1 day SOFR Annual N/A 01/11/32 USD 7,496 697,279 — 697,279
28 day MXIBTIIE Monthly 7.57% Monthly N/A 01/12/32 MXN 369,567 (1,569,876) — (1,569,876)
28 day MXIBTIIE Monthly 7.53% Monthly N/A 01/23/32 MXN 666,324 (2,910,845) — (2,910,845)
3 month LIBOR Quarterly 1.76% Semi-Annual N/A 01/28/32 USD 539,269 (56,054,869) — (56,054,869)
1.74% Annual 1 day SOFR Annual N/A 02/08/32 USD 12,000 1,003,907 — 1,003,907
1.79% Annual 1 day SOFR Annual N/A 02/10/32 USD 22,570 1,781,867 — 1,781,867
0.84% Annual
6 month
EURIBOR Semi-Annual N/A 02/16/32 EUR 4,920 565,504 — 565,504
0.86% Annual
6 month
EURIBOR Semi-Annual N/A 03/01/32 EUR 2,500 284,580 — 284,580
1.71% Annual 1 day SOFR Annual N/A 03/07/32 USD 15,880 1,395,065 — 1,395,065
1.61% Annual 1 day SOFR Annual N/A 03/09/32 USD 15,846 1,534,208 — 1,534,208
1.67% Annual 1 day SOFR Annual N/A 03/10/32 USD 27,804 2,547,130 — 2,547,130
1.73% Annual 1 day SOFR Annual N/A 03/11/32 USD 13,760 1,185,246 — 1,185,246
0.90% Annual
6 month
EURIBOR Semi-Annual N/A 03/14/32 EUR 2,810 310,665 — 310,665
1.97% Annual 1 day SOFR Annual N/A 03/16/32 USD 11,950 780,288 — 780,288
1.97% Annual 1 day SOFR Annual N/A 03/16/32 USD 19,128 1,253,527 — 1,253,527
1.90% Annual 1 day SOFR Annual N/A 03/16/32 USD 13,430 965,522 — 965,522
1.02% Annual
6 month
EURIBOR Semi-Annual N/A 03/16/32 EUR 2,530 250,876 — 250,876
1.04% Annual
6 month
EURIBOR Semi-Annual N/A 03/17/32 EUR 2,540 247,306 — 247,306
28 day MXIBTIIE Monthly 8.29% Monthly N/A 03/17/32 MXN 626,732 (1,208,857) — (1,208,857)
2.01% Annual 1 day SOFR Annual N/A 03/18/32 USD 16,102 1,007,812 — 1,007,812
2.13% Annual 1 day SOFR Annual N/A 03/23/32 USD 32,147 1,660,772 — 1,660,772

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.16% Annual 1 day SOFR Annual N/A 03/23/32 USD 19,114 $ 953,030 $ — $ 953,030
2.15% Annual 1 day SOFR Annual N/A 03/25/32 USD 13,300 669,644 (2,229) 671,873
2.29% Annual 1 day SOFR Annual N/A 03/29/32 USD 22,792 867,330 — 867,330
1.13% Annual
6 month
EURIBOR Semi-Annual N/A 03/29/32 EUR 6,530 588,952 — 588,952
2.34% Annual 1 day SOFR Annual N/A 04/07/32 USD 19,316 669,195 — 669,195
2.38% Annual 1 day SOFR Annual N/A 04/08/32 USD 43,962 1,371,680 — 1,371,680
2.44% Annual 1 day SOFR Annual N/A 04/08/32 USD 19,346 506,772 — 506,772
2.45% Annual 1 day SOFR Annual N/A 04/08/32 USD 34,760 875,438 — 875,438
2.40% Annual 1 day SOFR Annual N/A 04/08/32 USD 15,920 467,362 — 467,362
1.34% Annual
6 month
EURIBOR Semi-Annual N/A 04/08/32 EUR 2,570 181,624 — 181,624
2.44% Annual 1 day SOFR Annual N/A 04/11/32 USD 19,353 507,005 — 507,005
2.58% Annual 1 day SOFR Annual N/A 04/13/32 USD 19,633 275,595 — 275,595
2.61% Annual 1 day SOFR Annual N/A 04/19/32 USD 23,330 267,899 — 267,899
2.64% Annual 1 day SOFR Annual N/A 04/20/32 USD 16,795 149,290 — 149,290
2.68% Annual 1 day SOFR Annual N/A 04/21/32 USD 16,805 99,000 — 99,000
2.75% Annual 1 day SOFR Annual N/A 04/21/32 USD 20,014 (2,555) — (2,555)
1.64% Annual
6 month
EURIBOR Semi-Annual N/A 04/21/32 EUR 2,630 112,154 — 112,154
28 day MXIBTIIE Monthly 8.96% Monthly N/A 04/21/32 MXN 478,127 99,280 — 99,280
2.72% Annual 1 day SOFR Annual N/A 04/25/32 USD 15,460 37,228 — 37,228
2.66% Annual 1 day SOFR Annual N/A 04/25/32 USD 18,125 139,527 — 139,527
1 day SOFR Annual 2.53% Annual N/A 04/28/32 USD 33,267 (642,954) — (642,954)
0.50% Annual 1 day SOFR Annual N/A 05/03/32 USD 13,240 2,618,259 2,604,708 13,551
2.74% Annual 1 day SOFR Annual N/A 05/03/32 USD 13,329 18,177 — 18,177
0.51% Annual 1 day SOFR Annual N/A 05/04/32 USD 95,540 18,856,973 18,770,807 86,166
2.87% Annual 1 day SOFR Annual N/A 05/09/32 USD 33,506 (309,843) — (309,843)
1 day SOFR Annual 2.55% Annual 09/30/22
(a)
05/15/32 USD 63,290 (1,385,500) — (1,385,500)
1 day SOFR Annual 2.67% Annual N/A 05/16/32 USD 26,989 (222,639) — (222,639)
2.65% Annual 1 day SOFR Annual N/A 05/23/32 USD 23,450 246,096 — 246,096
2.60% Annual 1 day SOFR Annual N/A 05/26/32 USD 53,426 803,384 — 803,384
1 day SOFR Annual 2.54% Annual N/A 05/27/32 USD 30,006 (600,000) — (600,000)
3 month BA Semi-Annual 3.24% Semi-Annual N/A 05/27/32 CAD 6,490 (168,698) — (168,698)
3 month BA Semi-Annual 3.24% Semi-Annual N/A 05/27/32 CAD 6,485 (170,931) — (170,931)
0.52% Annual 1 day TONAR Annual 05/31/27
(a)
05/31/32 JPY 1,134,645 98,167 — 98,167
2.53% Annual 1 day SOFR Annual N/A 06/01/32 USD 4,955 108,085 — 108,085
2.53% Annual 1 day SOFR Annual N/A 06/01/32 USD 4,955 107,435 — 107,435
3 month BA Semi-Annual 3.35% Semi-Annual N/A 06/01/32 CAD 6,490 (123,556) — (123,556)
3 month BA Semi-Annual 3.39% Semi-Annual N/A 06/01/32 CAD 3,180 (52,010) — (52,010)
2.64% Annual 1 day SOFR Annual N/A 06/02/32 USD 4,955 59,187 — 59,187
2.69% Annual 1 day SOFR Annual N/A 06/03/32 USD 12,400 97,339 — 97,339
2.65% Annual 1 day SOFR Annual N/A 06/03/32 USD 2,477 28,000 — 28,000
2.73% Annual 1 day SOFR Annual N/A 06/03/32 USD 23,293 93,938 — 93,938
3 month BA Semi-Annual 3.64% Semi-Annual N/A 06/06/32 CAD 3,210 (1,738) — (1,738)
2.84% Annual 1 day SOFR Annual N/A 06/08/32 USD 2,477 (12,197) — (12,197)
2.86% Annual 1 day SOFR Annual N/A 06/08/32 USD 30,004 (212,003) — (212,003)
2.79% Annual 1 day SOFR Annual N/A 06/09/32 USD 26,974 (20,386) — (20,386)
1 day SOFR Annual 2.78% Annual N/A 06/09/32 USD 103,687 (12,266) — (12,266)
2.85% Annual 1 day SOFR Annual N/A 06/13/32 USD 27,044 (149,647) — (149,647)
2.96% Annual 1 day SOFR Annual N/A 06/14/32 USD 23,675 (354,077) — (354,077)
2.96% Annual 1 day SOFR Annual N/A 06/14/32 USD 23,675 (365,454) — (365,454)
3.17% Annual 1 day SOFR Annual N/A 06/15/32 USD 16,901 (565,407) — (565,407)
3.16% Annual 1 day SOFR Annual N/A 06/17/32 USD 8,800 (285,355) — (285,355)
3.09% Annual 1 day SOFR Annual N/A 06/17/32 USD 67,997 (1,795,118) — (1,795,118)
1 day SOFR Annual 3.00% Annual N/A 06/21/32 USD 34,440 625,285 — 625,285
1 day SOFR Annual 3.04% Annual 06/23/27
(a)
06/23/32 USD 3,360 32,086 — 32,086
2.96% Annual 1 day SOFR Annual 06/24/27
(a)
06/24/32 USD 161,780 (984,836) 50,503 (1,035,339)
6 month
EURIBOR Semi-Annual 2.74% Annual 06/24/27
(a)
06/24/32 EUR 142,780 969,801 79,573 890,228

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.86% Annual 1 day SOFR Annual 06/25/27
(a)
06/25/32 USD 156,880 $ (348,158) $ 19,621 $ (367,779)
6 month
EURIBOR Semi-Annual 2.56% Annual 06/25/27
(a)
06/25/32 EUR 118,410 (182,297) — (182,297)
6 month
EURIBOR Semi-Annual 2.58% Annual 06/25/27
(a)
06/25/32 EUR 117,440 (76,781) — (76,781)
6 month
EURIBOR Semi-Annual 2.61% Annual 06/25/27
(a)
06/25/32 EUR 138,630 120,313 140,165 (19,852)
6 month
EURIBOR Semi-Annual 2.65% Annual 06/28/27
(a)
06/28/32 EUR 88,910 235,666 (8,067) 243,733
2.97% Annual 1 day SOFR Annual 06/29/27
(a)
06/29/32 USD 160,190 (1,053,098) — (1,053,098)
6 month
EURIBOR Semi-Annual 2.67% Annual 06/29/27
(a)
06/29/32 EUR 134,990 462,664 — 462,664
3.05% Annual 1 day SOFR Annual N/A 06/30/32 USD 10,415 (232,930) — (232,930)
6 month
EURIBOR Semi-Annual 2.80% Annual 06/30/27
(a)
06/30/32 EUR 95,720 902,672 51,404 851,268
1 day SOFR Annual 2.78% Annual 07/05/22
(a)
07/05/32 USD 37,114 — — —
1 day SOFR Annual 2.80% Annual 07/05/22
(a)
07/05/32 USD 3,170 — — —
1 day SOFR Annual 2.83% Annual 07/05/22
(a)
07/05/32 USD 28,286 — — —
1 day SOFR Annual 2.49% Annual 10/11/22
(a)
10/11/32 USD 1,645 (46,998) — (46,998)
1.75% Annual 1 day SOFR Annual 02/06/23
(a)
02/06/33 USD 54,102 4,953,262 — 4,953,262
0.44% Annual
6 month
EURIBOR Semi-Annual 05/16/23
(a)
05/16/33 EUR 10,150 1,840,521 — 1,840,521
6 month
EURIBOR Semi-Annual 1.91% Annual 05/17/23
(a)
05/17/33 EUR 58,800 (2,540,125) — (2,540,125)
2.85% Annual 1 day SOFR Annual 05/07/24
(a)
05/07/34 USD 14,460 (73,962) — (73,962)
2.78% Annual 1 day SOFR Annual 05/07/24
(a)
05/07/34 USD 5,945 2,843 — 2,843
2.61% Annual 1 day SOFR Annual 05/29/24
(a)
05/29/34 USD 14,550 222,747 — 222,747
2.62% Annual 1 day SOFR Annual 05/29/24
(a)
05/29/34 USD 24,950 361,323 — 361,323
2.62% Annual 1 day SOFR Annual 05/30/24
(a)
05/30/34 USD 37,000 520,383 — 520,383
1.52% Annual 1 day SOFR Annual 07/25/24
(a)
07/25/34 USD 202 21,093 21,009 84
1.39% Annual 1 day SOFR Annual 08/22/24
(a)
08/22/34 USD 35,500 4,120,670 4,087,027 33,643
1.65% Annual 1 day SOFR Annual 10/21/24
(a)
10/21/34 USD 27,830 2,637,663 2,586,352 51,311
1.74% Annual 1 day SOFR Annual 11/07/24
(a)
11/07/34 USD 38,880 3,395,660 3,315,403 80,257
1.85% Annual 1 day SOFR Annual 11/12/24
(a)
11/12/34 USD 39,690 3,103,589 3,019,906 83,683
1 day SOFR Annual 1.67% Annual 07/27/26
(a)
07/27/36 USD 19,580 (1,863,105) (1,659,055) (204,050)
1 day SOFR Annual 1.85% Annual 02/01/27
(a)
02/01/37 USD 140,000 (11,503,248) — (11,503,248)
1 day SOFR Annual 2.99% Annual 05/17/32
(a)
05/17/37 USD 13,680 (36,888) — (36,888)
1 day SOFR Annual 2.99% Annual 05/17/32
(a)
05/17/37 USD 12,180 (31,344) — (31,344)
1 day SOFR Annual 3.01% Annual 05/17/32
(a)
05/17/37 USD 36,540 (77,970) — (77,970)
1 day SOFR Annual 2.80% Annual 05/21/32
(a)
05/21/37 USD 6,908 (63,558) — (63,558)
1 day SOFR Annual 2.82% Annual 05/21/32
(a)
05/21/37 USD 6,908 (58,703) — (58,703)
6 month
EURIBOR Semi-Annual 2.15% Annual 05/26/32
(a)
05/26/37 EUR 10,285 (266,684) — (266,684)
6 month
EURIBOR Semi-Annual 2.20% Annual 05/26/32
(a)
05/26/37 EUR 10,285 (247,549) — (247,549)
6 month
EURIBOR Semi-Annual 2.22% Annual 05/26/32
(a)
05/26/37 EUR 10,285 (237,878) — (237,878)
6 month
EURIBOR Semi-Annual 2.32% Annual 05/26/32
(a)
05/26/37 EUR 10,285 (196,315) — (196,315)
6 month
EURIBOR Semi-Annual 2.52% Annual 05/26/32
(a)
05/26/37 EUR 20,000 (223,307) — (223,307)
1 day SOFR Annual 2.93% Annual 06/02/32
(a)
06/02/37 USD 12,500 (60,723) — (60,723)
1 day SOFR Annual 2.96% Annual 06/02/32
(a)
06/02/37 USD 12,500 (48,438) — (48,438)
1 day SOFR Annual 3.07% Annual 06/02/32
(a)
06/02/37 USD 12,500 702 — 702
1 day SOFR Annual 3.00% Annual 06/09/32
(a)
06/09/37 USD 25,000 (60,205) — (60,205)
1 day SOFR Annual 3.03% Annual 06/09/32
(a)
06/09/37 USD 25,000 (33,895) — (33,895)
1 day SOFR Annual 3.05% Annual 06/09/32
(a)
06/09/37 USD 25,000 (13,286) — (13,286)
6 month
EURIBOR Semi-Annual 2.55% Annual 06/11/32
(a)
06/11/37 EUR 10,000 (100,740) — (100,740)
1 day SOFR Annual 3.12% Annual 06/15/32
(a)
06/15/37 USD 12,500 24,186 — 24,186

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR Annual 3.15% Annual 06/15/32
(a)
06/15/37 USD 12,500 $ 37,991 $ — $ 37,991
6 month
EURIBOR Semi-Annual 2.81% Annual 06/28/32
(a)
06/28/37 EUR 10,000 7,052 — 7,052
6 month
EURIBOR Semi-Annual 2.91% Annual 06/28/32
(a)
06/28/37 EUR 10,000 47,153 — 47,153
1.88% Annual 1 day SOFR Annual 11/15/29
(a)
11/15/39 USD 16,328 1,252,137 1,006,768 245,369
0.71% Annual 1 day SOFR Annual N/A 08/17/40 USD 16,780 5,129,778 4,887,708 242,070
1.70% Semi-Annual 3 month LIBOR Quarterly N/A 11/26/41 USD 37,153 7,922,957 — 7,922,957
2.63% Annual 1 day SOFR Annual 05/26/37
(a)
05/26/42 USD 9,040 36,663 19,593 17,070
1 day SOFR Annual 2.57% Annual 05/27/37
(a)
05/27/42 USD 10,000 (56,699) — (56,699)
2.20% Annual 1 day SOFR Annual 05/19/42
(a)
05/19/47 USD 17,676 (14,894) — (14,894)
2.14% Annual 1 day SOFR Annual 05/21/42
(a)
05/21/47 USD 8,860 6,862 — 6,862
1 day SOFR Annual 2.18% Annual 05/23/42
(a)
05/23/47 USD 9,920 4,328 (10,469) 14,797
2.14% Annual 1 day SOFR Annual 05/28/42
(a)
05/28/47 USD 11,244 7,726 — 7,726
2.94% Annual 1 day SOFR Annual 09/30/22
(a)
11/15/47 USD 18,286 (647,337) — (647,337)
1 day SOFR Annual 2.89% Annual 09/30/22
(a)
02/15/48 USD 19,185 524,142 — 524,142
2.12% Annual 1 day SOFR Annual 07/05/39
(a)
07/05/49 USD 16,420 146,112 43,712 102,400
1.45% Annual 1 day SOFR Annual 08/16/39
(a)
08/16/49 USD 15,620 697,938 615,245 82,693
1.41% Annual 1 day SOFR Annual 08/17/39
(a)
08/17/49 USD 12,080 567,489 504,196 63,293
1 day SOFR Annual 1.57% Annual N/A 02/10/50 USD 14,560 (3,129,586) (2,849,652) (279,934)
1 day SOFR Annual 0.76% Annual N/A 08/17/50 USD 11,750 (4,395,728) (4,172,765) (222,963)
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 01/25/51 USD 76,760 19,679,111 — 19,679,111
1.48% Semi-Annual 3 month LIBOR Quarterly N/A 01/28/51 USD 140,000 39,962,201 — 39,962,201
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 02/01/51 USD 80,686 21,502,705 — 21,502,705
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/51 USD 45,497 11,359,950 — 11,359,950
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/51 USD 46,846 11,516,739 — 11,516,739
1 day SOFR Annual 1.61% Annual N/A 02/19/51 USD 392 (81,548) (73,890) (7,658)
1.91% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/51 USD 18,172 3,627,565 — 3,627,565
2.01% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/51 USD 72,204 13,375,262 — 13,375,262
2.04% Semi-Annual 3 month LIBOR Quarterly N/A 06/07/51 USD 22,455 4,051,101 — 4,051,101
1.96% Semi-Annual 3 month LIBOR Quarterly N/A 01/21/52 USD 180,000 34,171,545 — 34,171,545
0.73% Annual
6 month
EURIBOR Semi-Annual 04/14/42
(a)
04/14/52 EUR 2,835 92,724 — 92,724
0.77% Annual
6 month
EURIBOR Semi-Annual 04/14/42
(a)
04/14/52 EUR 2,835 85,216 — 85,216
0.71% Annual
6 month
EURIBOR Semi-Annual 04/14/42
(a)
04/14/52 EUR 2,835 96,213 — 96,213
0.65% Annual
6 month
EURIBOR Semi-Annual 04/14/42
(a)
04/14/52 EUR 1,420 53,654 — 53,654
0.74% Annual
6 month
EURIBOR Semi-Annual 04/14/42
(a)
04/14/52 EUR 2,835 90,804 — 90,804
1.90% Annual 1 day SOFR Annual 04/22/42
(a)
04/22/52 USD 3,780 27,817 624 27,193
0.86% Annual 1 day TONAR Annual N/A 04/25/52 JPY 87,448 27,765 — 27,765
1.85% Annual 1 day SOFR Annual 04/28/42
(a)
04/28/52 USD 3,780 37,259 (1,848) 39,107
1.92% Annual 1 day SOFR Annual 05/02/42
(a)
05/02/52 USD 3,785 24,318 — 24,318
1.90% Annual 1 day SOFR Annual 05/02/42
(a)
05/02/52 USD 3,785 27,427 (18) 27,445
0.85% Annual 1 day TONAR Annual N/A 05/09/52 JPY 87,448 29,179 — 29,179
0.86% Annual 1 day TONAR Annual N/A 05/09/52 JPY 87,448 28,578 — 28,578
0.75% Annual
6 month
EURIBOR Semi-Annual 05/09/42
(a)
05/09/52 EUR 3,685 114,951 — 114,951
0.73% Annual
6 month
EURIBOR Semi-Annual 05/09/42
(a)
05/09/52 EUR 8,550 278,387 — 278,387
0.80% Annual
6 month
EURIBOR Semi-Annual 05/09/42
(a)
05/09/52 EUR 3,685 102,547 — 102,547
1.91% Annual 1 day SOFR Annual 05/12/42
(a)
05/12/52 USD 3,780 25,016 (1,603) 26,619
1 day SOFR Annual 2.01% Annual 05/16/42
(a)
05/16/52 USD 3,785 (5,571) — (5,571)
1.90% Annual 1 day SOFR Annual 05/17/47
(a)
05/17/52 USD 22,732 (2,267) — (2,267)
1.92% Annual 1 day SOFR Annual 05/17/47
(a)
05/17/52 USD 45,464 (22,817) — (22,817)
1.92% Annual 1 day SOFR Annual 05/17/47
(a)
05/17/52 USD 22,736 (13,350) — (13,350)
3 month BA Semi-Annual 3.43% Semi-Annual N/A 05/18/52 CAD 1,130 (18,872) (35,837) 16,965

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.98% Annual 1 day SOFR Annual 05/19/42
(a)
05/19/52 USD 4,320 $ 12,073 $ — $ 12,073
2.05% Annual 1 day SOFR Annual 05/19/42
(a)
05/19/52 USD 3,780 (2,428) — (2,428)
2.04% Annual 1 day SOFR Annual 05/20/42
(a)
05/20/52 USD 4,320 (146) — (146)
2.64% Annual 1 day SOFR Annual N/A 05/20/52 USD 1,690 (1,763) 11,493 (13,256)
1.90% Annual 1 day SOFR Annual 05/21/47
(a)
05/21/52 USD 9,920 (790) — (790)
0.88% Annual 1 day TONAR Annual N/A 05/23/52 JPY 176,284 50,274 — 50,274
0.95% Annual
6 month
EURIBOR Semi-Annual 05/23/42
(a)
05/23/52 EUR 3,075 55,803 — 55,803
0.85% Annual 1 day TONAR Annual N/A 05/26/52 JPY 145,360 50,142 — 50,142
6 month
EURIBOR Semi-Annual 1.03% Annual 05/26/42
(a)
05/26/52 EUR 3,075 (40,677) — (40,677)
6 month
EURIBOR Semi-Annual 1.07% Annual 05/26/42
(a)
05/26/52 EUR 3,075 (31,696) — (31,696)
6 month
EURIBOR Semi-Annual 1.11% Annual 05/26/42
(a)
05/26/52 EUR 3,075 (23,887) — (23,887)
1.03% Annual
6 month
EURIBOR Semi-Annual 05/26/42
(a)
05/26/52 EUR 3,075 40,091 — 40,091
1.06% Annual
6 month
EURIBOR Semi-Annual 05/26/42
(a)
05/26/52 EUR 3,075 34,820 — 34,820
2.05% Annual 1 day SOFR Annual 05/27/42
(a)
05/27/52 USD 4,280 (2,131) — (2,131)
2.03% Annual 1 day SOFR Annual 05/27/42
(a)
05/27/52 USD 2,140 910 — 910
1.99% Annual 1 day SOFR Annual 05/27/42
(a)
05/27/52 USD 4,320 10,143 2,557 7,586
2.06% Annual 1 day SOFR Annual 05/27/42
(a)
05/27/52 USD 24,100 (29,299) — (29,299)
2.03% Annual 1 day SOFR Annual 05/27/42
(a)
05/27/52 USD 8,035 2,386 (2,362) 4,748
1.98% Annual 1 day SOFR Annual 05/27/42
(a)
05/27/52 USD 4,320 12,358 206 12,152
0.79% Annual 1 day TONAR Annual N/A 05/27/52 JPY 145,360 66,865 — 66,865
1.23% Annual
6 month
EURIBOR Semi-Annual 05/28/47
(a)
05/28/52 EUR 27,750 (104,334) — (104,334)
0.89% Annual
6 month
EURIBOR Semi-Annual 05/28/47
(a)
05/28/52 EUR 12,710 82,574 — 82,574
0.86% Annual
6 month
EURIBOR Semi-Annual 05/28/47
(a)
05/28/52 EUR 12,710 96,020 — 96,020
0.91% Annual
6 month
EURIBOR Semi-Annual 05/28/47
(a)
05/28/52 EUR 12,710 76,923 — 76,923
0.97% Annual
6 month
EURIBOR Semi-Annual 05/28/47
(a)
05/28/52 EUR 12,710 52,956 — 52,956
6 month
EURIBOR Semi-Annual 1.30% Annual 05/30/42
(a)
05/30/52 EUR 3,630 15,118 — 15,118
6 month
EURIBOR Semi-Annual 1.21% Annual 06/02/42
(a)
06/02/52 EUR 3,075 (5,315) — (5,315)
6 month
EURIBOR Semi-Annual 1.24% Annual 06/02/42
(a)
06/02/52 EUR 3,075 1,126 — 1,126
2.08% Annual 1 day SOFR Annual 06/03/42
(a)
06/03/52 USD 4,280 (10,003) — (10,003)
1.97% Annual 1 day SOFR Annual 06/04/47
(a)
06/04/52 USD 17,870 (33,779) — (33,779)
1.99% Annual 1 day SOFR Annual 06/04/47
(a)
06/04/52 USD 18,155 (42,274) — (42,274)
1.96% Annual 1 day SOFR Annual 06/04/47
(a)
06/04/52 USD 18,155 (26,582) — (26,582)
1 day SOFR Annual 2.15% Annual 06/06/42
(a)
06/06/52 USD 4,280 25,490 108 25,382
3 month BA Semi-Annual 3.50% Semi-Annual N/A 06/07/52 CAD 2,260 (14,994) — (14,994)
3 month BA Semi-Annual 3.58% Semi-Annual N/A 06/08/52 CAD 1,130 5,691 — 5,691
2.09% Annual 1 day SOFR Annual 06/09/42
(a)
06/09/52 USD 4,265 (13,101) — (13,101)
2.64% Annual 1 day SOFR Annual N/A 06/09/52 USD 1,880 (506) — (506)
2.01% Annual 1 day SOFR Annual 06/09/42
(a)
06/09/52 USD 4,260 4,050 — 4,050
6 month
EURIBOR Semi-Annual 1.30% Annual 06/09/42
(a)
06/09/52 EUR 3,630 15,409 (322) 15,731
6 month
EURIBOR Semi-Annual 1.63% Annual 06/09/42
(a)
06/09/52 EUR 3,835 96,586 (38) 96,624
1.38% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,285 (30,204) — (30,204)
1.35% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,285 (24,680) — (24,680)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.36% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,285 $ (26,452) $ — $ (26,452)
1.25% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,285 — — —
1.32% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 6,570 (34,769) — (34,769)
1.37% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,290 (28,513) — (28,513)
1.30% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,285 (13,528) — (13,528)
1.50% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,285 (55,635) (422) (55,213)
1.32% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,290 (19,081) — (19,081)
1.37% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,285 (28,537) (1,422) (27,115)
1.38% Annual
6 month
EURIBOR Semi-Annual 06/09/42
(a)
06/09/52 EUR 3,285 (30,621) 600 (31,221)
2.67% Annual 1 day SOFR Annual N/A 06/10/52 USD 940 (6,053) — (6,053)
2.00% Annual 1 day SOFR Annual 06/11/47
(a)
06/11/52 USD 36,310 (90,876) — (90,876)
1.96% Annual 1 day SOFR Annual 06/11/47
(a)
06/11/52 USD 36,310 (59,943) — (59,943)
1.95% Annual 1 day SOFR Annual 06/11/47
(a)
06/11/52 USD 36,310 (48,454) — (48,454)
1.26% Annual
6 month
EURIBOR Semi-Annual 06/11/47
(a)
06/11/52 EUR 13,340 (64,905) — (64,905)
1 day SOFR Annual 2.11% Annual 06/13/42
(a)
06/13/52 USD 4,275 15,919 — 15,919
1 day SOFR Annual 2.14% Annual 06/13/42
(a)
06/13/52 USD 4,275 22,926 — 22,926
1.98% Annual 1 day SOFR Annual 06/16/42
(a)
06/16/52 USD 4,440 11,844 — 11,844
1.91% Annual 1 day SOFR Annual 06/16/42
(a)
06/16/52 USD 4,440 28,218 — 28,218
2.04% Annual 1 day SOFR Annual 06/16/42
(a)
06/16/52 USD 2,220 (445) — (445)
2.05% Annual 1 day SOFR Annual 06/16/42
(a)
06/16/52 USD 4,340 (4,093) — (4,093)
1 day SOFR Annual 2.09% Annual 06/16/42
(a)
06/16/52 USD 4,440 13,170 — 13,170
1 day SOFR Annual 2.10% Annual 06/16/42
(a)
06/16/52 USD 4,440 16,581 — 16,581
1 day SOFR Annual 2.11% Annual 06/16/42
(a)
06/16/52 USD 4,440 17,150 — 17,150
1.96% Annual 1 day SOFR Annual 06/17/47
(a)
06/17/52 USD 17,785 (29,579) — (29,579)
1.96% Annual 1 day SOFR Annual 06/17/47
(a)
06/17/52 USD 17,785 (30,877) — (30,877)
0.99% Annual 1 day TONAR Annual N/A 06/17/52 JPY 229,295 19,620 — 19,620
1 day SOFR Annual 2.00% Annual 06/20/42
(a)
06/20/52 USD 4,440 (6,439) — (6,439)
3 month BA Semi-Annual 3.77% Semi-Annual N/A 06/21/52 CAD 3,020 97,920 — 97,920
3 month BA Semi-Annual 3.77% Semi-Annual N/A 06/21/52 CAD 2,950 94,567 — 94,567
3 month BA Semi-Annual 3.80% Semi-Annual N/A 06/21/52 CAD 1,510 54,944 — 54,944
2.82% Annual 1 day SOFR Annual N/A 06/23/52 USD 2,085 (74,884) — (74,884)
2.82% Annual 1 day SOFR Annual N/A 06/23/52 USD 2,080 (74,492) — (74,492)
2.82% Annual 1 day SOFR Annual N/A 06/23/52 USD 1,040 (37,670) — (37,670)
1.44% Annual
6 month
EURIBOR Semi-Annual 06/23/42
(a)
06/23/52 EUR 3,285 (43,783) — (43,783)
1.21% Annual
6 month
EURIBOR Semi-Annual 06/26/47
(a)
06/26/52 EUR 13,324 (43,675) — (43,675)
1.20% Annual
6 month
EURIBOR Semi-Annual 06/26/47
(a)
06/26/52 EUR 13,321 (39,528) — (39,528)
1 day SOFR Annual 2.82% Annual 02/21/23
(a)
02/21/53 USD 11,920 469,085 685,717 (216,632)
0.62% Annual 1 day SOFR Annual 07/12/23
(a)
07/12/53 USD 8,970 3,518,846 3,417,751 101,095
1.67% Annual 1 day SOFR Annual 01/15/25
(a)
01/15/55 USD 1,930 321,491 — 321,491
1 day SOFR Annual 1.67% Annual 12/01/26
(a)
12/01/56 USD 1,720 (256,802) (218,390) (38,412)
$ 447,809,306 $ 47,815,172 $ 399,994,134
(a)
Forward swap.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.50% At Termination
UK Retail Price Index
All Items Monthly At Termination 04/15/24 GBP 17,490 $ 340,483 $ 4,997 $ 335,486
3.16% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 05/27/27 USD 57,776 (603,326) — (603,326)
UK Retail Price Index All
Items Monthly At Termination 3.81% At Termination 07/15/31 GBP 2,305 (333,877) — (333,877)
UK Retail Price Index All
Items Monthly At Termination 3.85% At Termination 07/15/31 GBP 16,600 (2,312,363) — (2,312,363)
2.63% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 05/15/32 EUR 1,488 (12,123) — (12,123)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.65% At Termination 05/15/32 EUR 1,488 15,142 — 15,142
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 05/15/32 EUR 1,492 20,923 — 20,923
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 05/15/32 EUR 2,980 43,102 2,959 40,143
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.72% At Termination 05/15/32 EUR 1,488 26,609 — 26,609
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.73% At Termination 05/15/32 EUR 1,492 27,916 — 27,916
2.55% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 06/15/32 EUR 1,975 (31,535) — (31,535)
2.56% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 06/15/32 EUR 1,975 (32,392) — (32,392)
2.57% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 06/15/32 EUR 1,975 (34,968) — (34,968)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.53% At Termination 06/15/32 EUR 2,045 27,106 — 27,106
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.58% At Termination 06/15/32 EUR 1,488 28,304 — 28,304
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.59% At Termination 06/15/32 EUR 2,045 41,550 — 41,550
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.63% At Termination 06/15/32 EUR 3,028 74,115 — 74,115
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.66% At Termination 06/15/32 EUR 1,580 43,152 — 43,152
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.66% At Termination 06/15/32 EUR 3,156 85,780 — 85,780
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.71% At Termination 06/15/32 EUR 1,580 52,698 — 52,698
$ (2,533,704) $ 7,956 $ (2,541,660)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Stonegate Pub Co. Financing plc 5.00 % Quarterly Credit Suisse International 12/20/22 EUR 2,190 $ (22,415) $ 16,037 $ (38,452)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 1,370 (14,022) 15,048 (29,070)
KB Home ............... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 5,714 (213,395) (141,631) (71,764)
Realogy Group LLC ........ 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,856 27,635 (8,273) 35,908
RR Donnelley & Sons Co. .... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,860 (106,590) 42,852 (149,442)
Staples, Inc. ............. 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/23 USD 1,555 171,951 32,067 139,884
Beazer Homes USA, Inc. .... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,265 85,933 (59,764) 145,697
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 94,849 (58,245) 153,094
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 94,849 (62,853) 157,702
Electricite de France SA ..... 1.00 Quarterly Deutsche Bank AG 06/20/24 EUR 5,665 (8,639) (56,744) 48,105
Electricite de France SA ..... 1.00 Quarterly Deutsche Bank AG 06/20/24 EUR 5,665 (8,639) (58,778) 50,139
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 2,370 309,959 305,133 4,826
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/24 USD 1,760 230,230 153,497 76,733
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/24 USD 750 98,088 99,396 (1,308)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/24 USD 1,160 185,200 113,743 71,457
Tenet Healthcare Corp. ...... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,483 (89,019) (11,545) (77,474)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,785 (99,847) (39,798) (60,049)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (98,592) (39,221) (59,371)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (98,592) (39,221) (59,371)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,347 (84,144) (13,201) (70,943)
Tenet Healthcare Corp. ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/24 USD 1,000 (35,852) (5,444) (30,408)
Avis Budget Car Rental  LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 (49,458) 62,348 (111,806)
Avis Budget Car Rental  LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,960 (73,422) 123,032 (196,454)
Boeing Co. (The) .......... 1.00 Quarterly BNP Paribas SA 12/20/24 USD 4,760 111,103 (47,036) 158,139
Boeing Co. (The) .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/24 USD 11,875 277,173 (69,538) 346,711
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 7,750 (133,936) (98,684) (35,252)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 258,896 160,356 98,540
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,809 258,876 160,343 98,533
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 258,896 160,356 98,540
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 7,752 156,672 95,193 61,479
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 17,930 362,374 220,176 142,198
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,807 258,836 157,267 101,569
Occidental Petroleum Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/24 USD 8,700 120,054 2,262,228 (2,142,174)
OTE plc ................ 5.00 Quarterly BNP Paribas SA 12/20/24 EUR 3,800 (437,869) (416,872) (20,997)
Vue International Bidco plc ... 5.00 Quarterly Goldman Sachs International 12/20/24 EUR 1,140 229,616 110,874 118,742
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (68,454) (56,427) (12,027)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (102,681) (84,628) (18,053)
Avis Budget Car Rental  LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,370 (65,954) 323,224 (389,178)
Macy's, Inc. ............. 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 74,624 144,475 (69,851)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,190 2,844 76,318 (73,474)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,010 2,414 49,304 (46,890)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,300 10,276 214,641 (204,365)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 13,488 50,857 (37,369)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,750 17,905 132,883 (114,978)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 13,488 54,679 (41,191)
HSBC HOLDINGS plc ...... 1.00 Quarterly Citibank NA 12/20/25 EUR 11,280 164,070 183,150 (19,080)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,420 28,581 (55,626) 84,207
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,420 28,581 (44,008) 72,589
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 7,110 (148,988) (188,462) 39,474
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/26 USD 3,840 88,372 12,975 75,397
Banco Bilbao Vizcaya Argentaria
SA ................. 1.00 Quarterly Bank of America NA 06/20/27 EUR 5,900 521,395 474,743 46,652
Banco Santander SA ....... 1.00 Quarterly Bank of America NA 06/20/27 EUR 5,900 397,187 353,370 43,817
Barclays plc ............. 1.00 Quarterly BNP Paribas SA 06/20/27 EUR 5,850 431,478 253,152 178,326
Barclays plc ............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,900 435,166 394,130 41,036
BASF SE ............... 1.00 Quarterly Deutsche Bank AG 06/20/27 EUR 3,390 132,819 (66,085) 198,904
BASF SE ............... 1.00 Quarterly Goldman Sachs International 06/20/27 EUR 830 32,519 (2,885) 35,404
BASF SE ............... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,900 231,160 82,776 148,384
BAT International Finance plc .. 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 16,350 210,573 (68,597) 279,170
Bay Motoren Werke AG ..... 1.00 Quarterly Citibank NA 06/20/27 EUR 4,621 13,686 (13,826) 27,512
Bay Motoren Werke AG ..... 1.00 Quarterly Citibank NA 06/20/27 EUR 4,426 13,109 (41,387) 54,496
Bay Motoren Werke AG ..... 1.00 Quarterly Citibank NA 06/20/27 EUR 2,213 6,554 (20,692) 27,246

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bay Motoren Werke AG ..... 1.00 % Quarterly Citibank NA 06/20/27 EUR 15,084 $ 44,676 $ (75,303) $ 119,979
Bay Motoren Werke AG ..... 1.00 Quarterly Goldman Sachs International 06/20/27 EUR 22,626 67,013 (78,888) 145,901
Bertelsmann SE & Co. KGaA .. 1.00 0 Barclays Bank plc 06/20/27 EUR 3,000 (53,418) (53,418) –
Bertelsmann SE & Co. KGaA .. 1.00 0 Barclays Bank plc 06/20/27 EUR 4,200 (72,897) (74,786) 1,889
Bertelsmann SE & Co. KGaA .. 1.00 0 Credit Suisse International 06/20/27 EUR 1,800 (33,859) (33,859) –
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Deutsche Bank AG 06/20/27 EUR 2,933 (58,809) (78,695) 19,886
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 8,800 (176,427) (230,446) 54,019
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 06/20/27 USD 3,000 69,201 44,064 25,137
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 6,800 (140,246) (169,494) 29,248
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 5,000 (103,122) (120,122) 17,000
Cellnex Telecom SA ........ 5.00 Quarterly Bank of America NA 06/20/27 EUR 3,022 (171,986) (393,582) 221,596
Cellnex Telecom SA ........ 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 3,946 (224,614) (531,840) 307,226
Cellnex Telecom SA ........ 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 20,050 (1,141,156) (2,761,541) 1,620,385
Compass Group plc ........ 1.00 Quarterly Citibank NA 06/20/27 EUR 11,700 (243,193) (286,575) 43,382
Deutsche Lufthansa AG ..... 1.00 Quarterly Citibank NA 06/20/27 EUR 2,800 498,019 296,601 201,418
Deutsche Lufthansa AG ..... 1.00 Quarterly Citibank NA 06/20/27 EUR 2,800 498,019 290,612 207,407
Enel SpA ............... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,700 122,967 (11,421) 134,388
Federative Republic of Brazil .. 1.00 Quarterly Bank of America NA 06/20/27 USD 15,356 1,284,832 994,891 289,941
Federative Republic of Brazil .. 1.00 Quarterly Bank of America NA 06/20/27 USD 13,776 1,152,634 884,032 268,602
Federative Republic of Brazil .. 1.00 Quarterly Bank of America NA 06/20/27 USD 13,776 1,152,634 875,530 277,104
Federative Republic of Brazil .. 1.00 Quarterly Bank of America NA 06/20/27 USD 8,266 691,614 538,935 152,679
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 06/20/27 USD 189,705 15,872,565 11,028,705 4,843,860
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 06/20/27 USD 8,800 736,294 637,745 98,549
Ford Motor Co. ........... 5.00 Quarterly Citibank NA 06/20/27 USD 1,120 (26,500) (54,376) 27,876
Ford Motor Co. ........... 5.00 Quarterly Citibank NA 06/20/27 USD 2,500 (59,500) (65,527) 6,027
Ford Motor Co. ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 1,130 (26,737) (66,824) 40,087
Ford Motor Co. ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 1,500 (35,492) (134,974) 99,482
Ford Motor Co. ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 1,455 (34,427) (144,915) 110,488
Fresenius SE & Co. KGaA .... 1.00 Quarterly Goldman Sachs International 06/20/27 EUR 2,360 24,429 10,360 14,069
Galp Energia SGPS SA ..... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,660 (954,509) (1,120,352) 165,843
General Motors Co. ........ 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 2,000 (192,318) (222,097) 29,779
Lloyds Banking Group plc .... 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 5,900 366,541 323,992 42,549
Lloyds Banking Group plc .... 1.00 Quarterly Goldman Sachs International 06/20/27 EUR 20,700 102,980 (361,479) 464,459
Lloyds Banking Group plc .... 1.00 Quarterly Goldman Sachs International 06/20/27 EUR 5,850 363,434 185,495 177,939
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 600 101,135 108,106 (6,971)
Mercedes-Benz Group AG .... 1.00 Quarterly Citibank NA 06/20/27 EUR 15,084 115,160 7,496 107,664
Mercedes-Benz Group AG .... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 22,626 172,740 39,271 133,469
NatWest Group plc ......... 1.00 Quarterly BNP Paribas SA 06/20/27 EUR 5,850 414,607 250,354 164,253
Republic of Chile .......... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 21,986 122,413 (121,920) 244,333
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 20,000 1,661,402 1,059,897 601,505
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 13,100 1,088,237 561,391 526,846
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 13,100 1,088,237 557,965 530,272
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 13,100 1,088,237 562,455 525,782
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 13,100 1,088,237 550,183 538,054
Republic of Indonesia ....... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 52,507 1,000,055 612,701 387,354
Republic of the Philippines ... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 78,630 964,668 403,356 561,312
SES SA ................ 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 5,850 78,919 17,613 61,306
Simon Property Group LP .... 1.00 Quarterly BNP Paribas SA 06/20/27 USD 1,765 58,359 26,026 32,333
Simon Property Group LP .... 1.00 Quarterly BNP Paribas SA 06/20/27 USD 1,235 40,851 18,219 22,632
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 4,700 155,428 (6,409) 161,837
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 4,300 142,200 1,940 140,260
Solvay SA ............... 1.00 Quarterly Goldman Sachs International 06/20/27 EUR 5,900 223,738 76,467 147,271
Solvay SA ............... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 5,830 221,083 10,218 210,865
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 5,400 166,566 86,925 79,641
Standard Chartered plc ...... 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 11,800 643,818 599,051 44,767
Stellantis NV ............. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 16,100 (2,062,664) (2,751,713) 689,049
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 06/20/27 EUR 5,867 (124,809) (169,307) 44,498
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 06/20/27 EUR 2,933 (62,404) (84,699) 22,295
STMicroelectronics NV ...... 1.00 Quarterly Deutsche Bank AG 06/20/27 EUR 5,900 (125,518) (132,134) 6,616
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 8,800 (187,213) (272,531) 85,318
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,900 (125,518) (134,220) 8,702
Telia Co. AB ............. 1.00 Quarterly Bank of America NA 06/20/27 EUR 2,837 (75,511) (60,361) (15,150)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Telia Co. AB ............. 1.00 % Quarterly Bank of America NA 06/20/27 EUR 2,837 $ (75,511) $ (47,338) $ (28,173)
Telia Co. AB ............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 2,837 (75,511) (54,208) (21,303)
Telia Co. AB ............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 2,837 (75,511) (51,151) (24,360)
Telia Co. AB ............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 2,837 (75,511) (55,913) (19,598)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 75,000 2,507,314 453,560 2,053,754
United States Steel Corp. .... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 995 84,655 (67,084) 151,739
United States Steel Corp. .... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 USD 990 84,261 (68,215) 152,476
UPC Holding BV .......... 5.00 Quarterly Citibank NA 06/20/27 EUR 2,950 (43,915) (191,907) 147,992
UPC Holding BV .......... 5.00 Quarterly Citibank NA 06/20/27 EUR 2,950 (43,915) (183,413) 139,498
UPC Holding BV .......... 5.00 Quarterly Credit Suisse International 06/20/27 EUR 2,950 (43,915) (120,218) 76,303
UPC Holding BV .......... 5.00 Quarterly Goldman Sachs International 06/20/27 EUR 1,180 (17,566) (48,087) 30,521
Volkswagen AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,700 246,311 71,851 174,460
Volkswagen AG ........... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 5,900 254,954 199,458 55,496
WPP 2005 Ltd. ........... 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 4,095 126,250 24,840 101,410
WPP 2005 Ltd. ........... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 11,300 348,381 (105,167) 453,548
Ziggo Bond Co. BV ........ 5.00 Quarterly Credit Suisse International 06/20/27 EUR 2,950 (6,370) (68,519) 62,149
Ziggo Bond Co. BV ........ 5.00 Quarterly Credit Suisse International 06/20/27 EUR 2,950 (6,370) (68,519) 62,149
CMBX.NA.7.AA ........... 1.50 Monthly Goldman Sachs International 01/17/47 USD 2,292 39,801 128,821 (89,020)
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 12,070 10,963 130,156 (119,193)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 9,670 8,783 105,668 (96,885)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,760 6,140 72,896 (66,756)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8,150 7,402 87,885 (80,483)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 7,000 6,358 90,431 (84,073)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 7,820 7,103 90,899 (83,796)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 832,793 155,725 677,068
CMBX.NA.9.BBB- ......... 3.00 Monthly Goldman Sachs International 09/17/58 USD 1,456 248,983 108,668 140,315
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 286,262 87,509 198,753
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 242,998 74,283 168,715
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 7,323 (719) (946) 227
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 16,950 (1,665) (11,238) 9,573
CMBX.NA.6.BBB- ......... 3.00 Monthly J.P. Morgan Securities LLC 05/11/63 USD 2,440 501,283 213,430 287,853
$ – $ – $ –
$ 37,056,582 $ 17,032,097 $ 20,024,485
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Novafives SAS ....... 5.00 % Quarterly
Goldman Sachs
International 06/20/23 B- EUR 425 $ (49,333) $ (29,989) $ (19,344)
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 745 (86,548) (49,105) (37,443)
Faurecia SE ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB EUR 40 401 1,846 (1,445)
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,200 241,453 245,161 (3,708)
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,400 263,403 234,429 28,974
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 1,033 113,410 115,665 (2,255)
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,850 312,791 308,824 3,967
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,790 143,170 360,850 (217,680)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 CCC EUR 2,970 (957,995) 371,626 (1,329,621)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 CCC EUR 1,500 (483,836) 184,502 (668,338)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 1,868 139,088 241,736 (102,648)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 3,114 231,813 402,699 (170,886)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 1,868 139,088 243,783 (104,695)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CCO Holdings LLC .... 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 3,000 $ 223,353 $ 370,985 $ (147,632)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/25 BB+ EUR 2,640 (10,140) 73,842 (83,982)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ EUR 2,820 (10,831) 104,545 (115,376)
Monitchem HoldCo 3 SA . 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 3,353 159,513 279,542 (120,029)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 980 25,037 93,774 (68,737)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 60 1,533 5,741 (4,208)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC EUR 120 (39,367) 10,018 (49,385)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC EUR 940 (308,377) 78,474 (386,851)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC EUR 1,190 (390,392) 141,292 (531,684)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC EUR 2,900 (951,376) 299,309 (1,250,685)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC EUR 110 (36,087) 10,238 (46,325)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC EUR 1,010 (331,341) 94,005 (425,346)
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 2,820 (89,402) (33,061) (56,341)
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,124 (35,634) — (35,634)
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,643 (52,100) (9,746) (42,354)
CMA CGM SA ........ 5.00 Quarterly Bank of America NA 06/20/26 BB+ EUR 1,180 (17,003) 58,916 (75,919)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/26 BB+ EUR 630 (9,078) 31,118 (40,196)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB+ EUR 1,210 (17,435) 56,142 (73,577)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB+ EUR 410 (5,908) 17,131 (23,039)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB+ EUR 30 (432) 1,253 (1,685)
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB+ EUR 310 (4,467) 23,248 (27,715)
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB+ EUR 20 (288) 1,500 (1,788)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB+ EUR 2,900 (41,787) 202,957 (244,744)
Monitchem HoldCo 3 SA . 5.00 Quarterly
Goldman Sachs
International 06/20/26 B- EUR 604 27,567 58,320 (30,753)
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 06/20/26 B- EUR 2,900 (883,063) (289,236) (593,827)
Vue International Bidco plc 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 1,190 (275,611) (52,680) (222,931)
Vue International Bidco plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 1,160 (268,555) (56,082) (212,473)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/26 CCC EUR 40 (13,316) 880 (14,196)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/26 CCC EUR 630 (209,720) 13,866 (223,586)
ADLER Real Estate AG . 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC EUR 2,710 (902,023) (175,948) (726,075)
ADLER Real Estate AG . 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC EUR 1,700 (565,912) (117,002) (448,910)
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 7,580 (320,759) 515,160 (835,919)
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 970 (41,047) 65,924 (106,971)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5.00 % Quarterly
Credit Suisse
International 12/20/26 B EUR 80 $ (3,385) $ 5,437 $ (8,822)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/26 BB+ EUR 3,100 (91,796) 253,352 (345,148)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 120 (3,553) 8,292 (11,845)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 1,120 (51,982) 85,649 (137,631)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 974 (45,211) 72,061 (117,272)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 1,546 (71,748) 112,701 (184,449)
Intrum AB ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB EUR 1,680 (77,973) 139,159 (217,132)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 1,140 (185,423) (44,643) (140,780)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 100 (16,265) (3,916) (12,349)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 970 (157,698) 38,002 (195,700)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 51 (8,257) 1,990 (10,247)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 1,400 (227,712) 54,471 (282,183)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 942 (153,286) 39,067 (192,353)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 49 (8,025) 2,045 (10,070)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 165 (26,837) 6,420 (33,257)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/26 B+ EUR 1,352 (219,978) 53,500 (273,478)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/26 B+ EUR 3,922 (637,937) 138,213 (776,150)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 165 (26,837) 7,546 (34,383)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 1,400 (227,712) 64,023 (291,735)
K+S AG ............ 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 2,900 239,318 287,834 (48,516)
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB EUR 1,425 117,596 146,271 (28,675)
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB EUR 190 15,679 15,330 349
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 1,680 (197,378) 51,767 (249,145)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 1,700 (199,728) 86,980 (286,708)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 1,680 (197,378) 85,224 (282,602)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 2,800 (328,964) 123,203 (452,167)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 B EUR 1,160 (136,285) 74,331 (210,616)
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 12/20/26 B- EUR 1,700 (534,641) (155,490) (379,151)
Picard Bondco SA ..... 5.00 Quarterly Citibank NA 12/20/26 CCC+ EUR 2,800 (403,850) 123,539 (527,389)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 1,292 (65,712) 17,314 (83,026)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly Citibank NA 06/20/27 B EUR 1,740 (575,160) (331,177) (243,983)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly Citibank NA 06/20/27 B EUR 1,160 $ (383,440) $ (205,662) $ (177,778)
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B- EUR 1,142 (66,713) (19,870) (46,843)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 149 (6,498) 4,664 (11,162)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 17 (719) 516 (1,235)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 3,940 (171,346) 86,274 (257,620)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 110 (4,804) 3,448 (8,252)
CMA CGM SA ........ 5.00 Quarterly BNP Paribas SA 06/20/27 BB+ EUR 2,340 (101,764) 24,769 (126,533)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 609 (26,493) 20,636 (47,129)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 91 (3,967) 3,090 (7,057)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 824 (35,835) 27,913 (63,748)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 450 (19,570) 20,534 (40,104)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 92 (3,987) 3,362 (7,349)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 575 (25,024) 21,103 (46,127)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 24 (1,060) 879 (1,939)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 86 (3,748) 3,160 (6,908)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 828 (36,010) 30,367 (66,377)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 163 (7,079) 5,866 (12,945)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 1,755 (76,323) 18,577 (94,900)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 778 (33,849) 28,545 (62,394)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 220 (9,576) 7,935 (17,511)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 612 (26,622) 22,450 (49,072)
Faurecia SE ......... 5.00 Quarterly BNP Paribas SA 06/20/27 BB EUR 5,900 (300,428) 63,654 (364,082)
Faurecia SE ......... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB EUR 2,950 (146,476) 31,827 (178,303)
Faurecia SE ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 5,900 (292,951) 55,950 (348,901)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 50 (8,846) (8,846) —
Louis Dreyfus Co. BV ... 5.00 Quarterly Barclays Bank plc 06/20/27 BBB- EUR 1,680 166,033 170,363 (4,330)
Louis Dreyfus Co. BV ... 5.00 Quarterly BNP Paribas SA 06/20/27 BBB- EUR 1,710 168,998 169,708 (710)
Louis Dreyfus Co. BV ... 5.00 Quarterly Citibank NA 06/20/27 BBB- EUR 3,070 303,405 319,032 (15,627)
Louis Dreyfus Co. BV ... 5.00 Quarterly Citibank NA 06/20/27 BBB- EUR 5,240 517,864 573,500 (55,636)
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 1,690 (233,312) (31,288) (202,024)
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 2,800 (386,552) (99,239) (287,313)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 1,692 (233,588) (53,460) (180,128)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 3,948 (545,038) (124,740) (420,298)
Matterhorn Telecom Holding
SA ............. 5.00 Quarterly Barclays Bank plc 06/20/27 B+ EUR 2,683 (3,516) 67,926 (71,442)
Saipem Finance
International BV .... 5.00 Quarterly Barclays Bank plc 06/20/27 BB EUR 1,120 (184,002) (64,519) (119,483)
Saipem Finance
International BV .... 5.00 Quarterly Barclays Bank plc 06/20/27 BB EUR 1,120 (184,002) (23,440) (160,562)
Saipem Finance
International BV .... 5.00 Quarterly BNP Paribas SA 06/20/27 BB EUR 3,020 (496,148) (124,244) (371,904)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Saipem Finance
International BV .... 5.00 % Quarterly
Credit Suisse
International 06/20/27 BB EUR 1,120 $ (184,002) $ (47,394) $ (136,608)
Saipem Finance
International BV .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB EUR 1,120 (184,002) (23,440) (160,562)
Saipem Finance
International BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 560 (92,001) (12,135) (79,866)
United Group BV ...... 5.00 Quarterly Barclays Bank plc 06/20/27 B EUR 2,930 (403,560) (179,133) (224,427)
United Group BV ...... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 2,930 (403,560) (162,152) (241,408)
United Group BV ...... 5.00 Quarterly
Goldman Sachs
International 06/20/27 B EUR 1,750 (241,034) (182,491) (58,543)
United Group BV ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 2,930 (403,560) (201,466) (202,094)
Telecom Italia SpA ..... 1.00 Quarterly BNP Paribas SA 06/20/29 BB- EUR 3,400 (721,907) (686,122) (35,785)
CMBX.NA.7.AA ....... 1.50 Monthly
Credit Suisse
International 01/17/47 AA USD 2,292 (39,801) (151,173) 111,372
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,707 (126,702) (67,733) (58,969)
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,503 (119,734) (63,779) (55,955)
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,707 (126,702) (58,410) (68,292)
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 A USD 7,413 (253,404) (119,519) (133,885)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 BBB- USD 7,493 (1,281,339) (17,225) (1,264,114)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 1,392 (238,039) (144,949) (93,090)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 7,440 (1,272,276) (20,611) (1,251,665)
CMBX.NA.9.BBB- ..... 3.00 Monthly
J.P. Morgan Securities
LLC 09/17/58 BBB- USD 960 (164,165) (106,725) (57,440)
CMBX.NA.9.BBB- ..... 3.00 Monthly
J.P. Morgan Securities
LLC 09/17/58 BBB- USD 1,674 (286,262) (160,251) (126,011)
CMBX.NA.9.BBB- ..... 3.00 Monthly
J.P. Morgan Securities
LLC 09/17/58 BBB- USD 1,360 (232,566) (292,722) 60,156
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 7,440 (1,272,276) (19,434) (1,252,842)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 21,910 (3,746,715) (33,267) (3,713,448)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 30,213 (5,166,567) (83,851) (5,082,716)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 2,400 (410,411) 2,391 (412,802)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,635 (279,593) (412,441) 132,848
CMBX.NA.10.BBB- .... 3.00 Monthly
J.P. Morgan Securities
LLC 11/17/59 BBB- USD 270 (46,954) (21,064) (25,890)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 2,440 (501,283) (176,606) (324,677)
$ (30,997,062) $ 3,653,985 $ (34,651,047)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 5.42% At Termination BNP Paribas SA N/A 01/02/23 BRL 227,135 $ (1,415,820) $ — $ (1,415,820)
1 day
BZDIOVER At Termination 12.40% At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 29,476 2,792,639 — 2,792,639
1 day
BZDIOVER At Termination 8.20% At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 45,601 692,009 — 692,009
1 day
BZDIOVER At Termination 8.38% At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 37,425 653,765 — 653,765
1 day
BZDIOVER At Termination 9.45% At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 17,491 630,894 — 630,894
1 day
BZDIOVER At Termination 9.45% At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 82,529 2,976,834 — 2,976,834
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA N/A 04/01/23 CLP 71,269,343 6,023,313 — 6,023,313
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA N/A 05/28/23 CLP 71,269,343 (5,896,526) — (5,896,526)
1 week
CNREPOFI Quarterly 2.24% Quarterly Bank of America NA 09/21/22
(a)
09/21/24 CNY 1,505,640 (405,126) — (405,126)
1 week
CNREPOFI Quarterly 2.31% Quarterly Bank of America NA 09/21/22
(a)
09/21/24 CNY 1,141,902 (61,920) — (61,920)
1 week
CNREPOFI Quarterly 2.34% Quarterly Bank of America NA 09/21/22
(a)
09/21/24 CNY 765,795 19,206 — 19,206
1 week
CNREPOFI Quarterly 2.28% Quarterly BNP Paribas SA 09/21/22
(a)
09/21/24 CNY 1,141,845 (182,108) — (182,108)
1 week
CNREPOFI Quarterly 2.29% Quarterly BNP Paribas SA 09/21/22
(a)
09/21/24 CNY 1,141,731 (122,824) — (122,824)
1 week
CNREPOFI Quarterly 2.32% Quarterly Deutsche Bank AG 09/21/22
(a)
09/21/24 CNY 1,141,902 (53,687) — (53,687)
1 week
CNREPOFI Quarterly 2.35% Quarterly Deutsche Bank AG 09/21/22
(a)
09/21/24 CNY 765,795 30,249 — 30,249
1 day
BZDIOVER At Termination 12.03% At Termination BNP Paribas SA N/A 01/02/25 BRL 183,470 (554,741) — (554,741)
28 day
MXIBTIIE Monthly 6.02% Monthly Citibank NA N/A 03/24/26 MXN 969,089 (4,789,985) — (4,789,985)
7.64% Monthly
28 day
MXIBTIIE Monthly UBS AG N/A 11/18/26 MXN 517,782 1,313,798 — 1,313,798
7.71% Monthly
28 day
MXIBTIIE Monthly BNP Paribas SA N/A 11/19/26 MXN 1,002,958 2,415,937 — 2,415,937
2.49% Quarterly
1 week
CNREPOFI Quarterly Bank of America NA 09/21/22
(a)
09/21/27 CNY 628,520 661,693 — 661,693
2.53% Quarterly
1 week
CNREPOFI Quarterly Bank of America NA 09/21/22
(a)
09/21/27 CNY 161,198 131,544 — 131,544
2.58% Quarterly
1 week
CNREPOFI Quarterly Bank of America NA 09/21/22
(a)
09/21/27 CNY 316,335 151,157 — 151,157
2.49% Quarterly
1 week
CNREPOFI Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 CNY 161,190 174,059 — 174,059
2.51% Quarterly
1 week
CNREPOFI Quarterly BNP Paribas SA 09/21/22
(a)
09/21/27 CNY 161,174 144,606 — 144,606
2.58% Quarterly
1 week
CNREPOFI Quarterly Citibank NA 09/21/22
(a)
09/21/27 CNY 511,655 216,801 — 216,801
2.59% Quarterly
1 week
CNREPOFI Quarterly Citibank NA 09/21/22
(a)
09/21/27 CNY 520,768 192,483 — 192,483
2.60% Quarterly
1 week
CNREPOFI Quarterly Citibank NA 09/21/22
(a)
09/21/27 CNY 269,497 77,735 — 77,735
2.54% Quarterly
1 week
CNREPOFI Quarterly Deutsche Bank AG 09/21/22
(a)
09/21/27 CNY 161,198 120,640 — 120,640
2.59% Quarterly
1 week
CNREPOFI Quarterly Deutsche Bank AG 09/21/22
(a)
09/21/27 CNY 316,335 129,760 — 129,760
$ 6,066,385 $ — $ 6,066,385
(a)
Forward swap.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR minus
1.20% ......... At Termination
SPDR® Bloomberg
High Yield Bond
ETF
At
Termination Citibank NA 07/15/22 USD 445 $ 170,039 $ — $ 170,039
1 day SOFR minus
2.10% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 07/15/22 USD 798 423,902 — 423,902
1 day SOFR minus
2.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 07/15/22 USD 1,035 (2,039,748) — (2,039,748)
1 day SOFR minus
2.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 07/15/22 USD 818 438,290 — 438,290
1 day SOFR minus
2.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Bank of America NA 07/15/22 USD 575 (1,142,683) — (1,142,683)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1 day SOFR minus
0.90%
At
Termination Citibank NA 07/19/22 USD 184 645,814 — 645,814
iShares iBoxx $
Investment Grade
Corporate Bond ETF Quarterly
1 day SOFR minus
0.90%
At
Termination Citibank NA 07/19/22 USD 370 1,310,912 — 1,310,912
0.00% ........... Quarterly
Goldman Sachs
GSVICVC4
Starategy I Index Quarterly
Goldman Sachs
International 08/19/22 USD 9,233 182,965 — 182,965
iShares Broad USD
High Yield Corporate
Bond ETF ....... Quarterly
1 day SOFR minus
2.00% Quarterly
Goldman Sachs
International 09/02/22 USD 430 1,159,190 — 1,159,190
PPG Industries, Inc. .. Quarterly
1 day SOFR minus
0.08% Quarterly BNP Paribas SA 09/02/22 USD 36 524,508 — 524,508
PPG Industries, Inc. .. Quarterly
1 day SOFR minus
0.12% Quarterly BNP Paribas SA 09/02/22 USD 2 28,364 — 28,364
PPG Industries, Inc. .. Quarterly
1 day SOFR minus
0.13% Quarterly BNP Paribas SA 09/02/22 USD 40 581,500 — 581,500
Sherwin-Williams Co.
(The) .......... Quarterly
1 day SOFR minus
0.08% Quarterly BNP Paribas SA 09/02/22 USD 18 825,453 — 825,453
Sherwin-Williams Co.
(The) .......... Quarterly
1 day SOFR minus
0.10% Quarterly BNP Paribas SA 09/02/22 USD 2 101,698 — 101,698
iShares Broad USD
High Yield Corporate
Bond ETF ....... Quarterly
1 day SOFR minus
0.75% Quarterly Citibank NA 09/09/22 USD 859 1,365,777 — 1,365,777
1 day SOFR minus
0.90% ......... At Termination
SPDR® Bloomberg
High Yield Bond
ETF
At
Termination Citibank NA 09/16/22 USD 222 82,508 — 82,508
1 day SOFR minus
1.60% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly
Goldman Sachs
International 09/16/22 USD 579 (120,235) — (120,235)
1 day SOFR minus
1.65% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly BNP Paribas SA 09/16/22 USD 850 (175,606) — (175,606)
1 day SOFR minus
1.75% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Bank of America NA 09/16/22 USD 287 (576,649) — (576,649)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR minus
1.85% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly
JPMorgan Chase Bank
NA 09/16/22 USD 409 $ (80,382) $ — $ (80,382)
Snap, Inc. ......... At Termination
1 day SOFR minus
0.18%
At
Termination BNP Paribas SA 09/16/22 USD 233 (164,713) — (164,713)
Markit iBoxx EUR
Contingent
Convertible Liquid
Developed Market
AT1 Index ....... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 09/20/22 EUR 29,267 583,540 (34,214) 617,754
Markit iBoxx EUR
Corporates Index .. At Termination 3 month EURIBOR Quarterly Barclays Bank plc 09/20/22 EUR 15,600 (60,583) (16,283) (44,300)
Markit iBoxx EUR
Corporates Index .. At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 09/20/22 EUR 8,300 (74,264) (9,194) (65,070)
Markit iBoxx EUR
Corporates Index .. At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 09/20/22 EUR 15,100 (96,783) (15,762) (81,021)
Markit iBoxx EUR
Corporates Index .. At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 09/20/22 EUR 23,300 928,040 (13,796) 941,836
Markit iBoxx EUR Liquid
High Yield Index .. At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 09/20/22 EUR 29,300 1,451,651 (28,188) 1,479,839
Markit iBoxx EUR Liquid
High Yield Index .. At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 09/20/22 EUR 43,900 1,836,990 (43,307) 1,880,297
0.00% ........... Quarterly
SHELL: GSVISK10
Index Fund Quarterly
Goldman Sachs
International 12/07/22 USD 21,916 (275,410) — (275,410)
Markit iBoxx EUR
Contingent
Convertible Liquid
Developed Market
AT1 Index ....... At Termination 6 month EURIBOR Quarterly BNP Paribas SA 12/20/22 EUR 14,800 (124,749) (17,900) (106,849)
Markit iBoxx EUR Liquid
High Yield Index .. At Termination 3 month EURIBOR Quarterly BNP Paribas SA 12/20/22 EUR 14,700 326,641 (217) 326,858
Markit iBoxx EUR Liquid
High Yield Total
Return Index ..... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 12/20/22 EUR 24,000 (321,105) (1,322) (319,783)
Pitney Bowes, Inc. ... Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 12/27/22 USD 20 5,600 — 5,600
$ 7,720,472 $ (180,183) $ 7,900,655
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International &
Co.
(b)
02/15/23 $ (71,112,979) $ (1,626,987)
(c)
$ (72,558,671) 0.3%
(b)
Range: 15-191 basis points
Benchmarks: EUR - 1D Euro Short-Term Rate (ESTR)

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
(c)
Amount includes $(181,295) of net dividends and financing fees.
GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - 1D Overnight Index Average (HONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Belgium
Telenet Group Holding NV ... 188,842 $ 3,923,987 (5.4) %
China
Alibaba Group Holding Ltd. ... 70,241 1,002,015 (1.4)
Germany
ADLER Group SA ......... 54,975 218,342 (0.3)
Deutsche Bank AG ........ 147,409 1,295,387 (1.8)
1,513,729
Italy
Telecom Italia SpA ........ 4,402,563 1,101,529 (1.5)
Spain
Cellnex Telecom SA ....... 26,654 1,037,326 (1.4)
United Kingdom
EnQuest plc ............. 4,891,224 1,409,195 (1.9)
Entain plc .............. 98,901 1,505,043 (2.1)
Liberty Global plc, Class A ... 139,482 2,936,096 (4.0)
5,850,334
United States
Altice USA, Inc., Class A .... 98,847 914,334 (1.3)
Coty, Inc., Class A ......... 416,685 3,337,647 (4.6)
Southwest Airlines Co. ...... 10,000 361,200 (0.5)
4,613,181
Total Reference Entity — Long ............ 19,042,101
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
China
CIMC Enric Holdings Ltd. .... (1,344,000) $ (1,445,359) 2.0%
Meituan ................ (8,900) (222,093) 0.3
Postal Savings Bank of China
Co. Ltd., Class H ....... (4,024,000) (3,206,802) 4.4
(4,874,254)
France
Fnac Darty SA ........... (333) (14,166) 0.0
United Kingdom
International Consolidated
Airlines Group SA ....... (1,239,390) (1,630,402) 2.2
Marks & Spencer Group plc .. (708,442) (1,175,329) 1.6
Next plc ................ (31,633) (2,259,871) 3.1
Tesco plc ............... (547,100) (1,705,094) 2.4
(6,770,696)
United States
iShares iBoxx $ Investment
Grade Corporate Bond ETF (383,539) (42,200,796) 58.2
iShares Trust iShares 1-5 Year
Investment Grade Corporate
Bond ETF ............ (91,000) (4,600,050) 6.3
Pitney Bowes, Inc. ........ (167,500) (606,350) 0.8
Sabre Corp. ............. (35,000) (204,050) 0.3
Vanguard Long-Term Corporate
Bond ETF ............ (125,000) (10,138,750) 14.0
Vanguard Short-Term Corporate
Bond ETF ............ (291,000) (22,191,660) 30.6
(79,941,656)
Total Reference Entity — Short ............ (91,600,772)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ (72,558,671)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.03
1 day ESTR ......................................... Euro Short-Term Rate (0.59)
1 day SOFR ......................................... Secured Overnight Financing Rate 1.09
1 day SONIA ......................................... Sterling Overnight Index Average 1.19
1 day TONAR ........................................ Tokyo Overnight Average Rate (0.01)
1 week CNREPOFI .................................... China Fixing Repo Rates 2.50
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 8.03
3 month BA .......................................... Canadian Bankers Acceptances 2.76
3 month EURIBOR ..................................... Euro Interbank Offered Rate (0.20)
3 month LIBOR ....................................... London Interbank Offered Rate 2.29
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.05
6 month EURIBOR ..................................... Euro Interbank Offered Rate 0.26

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 79,163,491 $ (45,606,762) $ 1,026,874,044 $ (631,182,492) $ —
OTC Swaps ..................................................... 40,048,760 (19,542,861) 57,920,929 (60,207,438) —
Options Written ................................................... N/A N/A 65,941,399 (112,055,122) (457,904,832)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ 61,254 $ — $ 3,820,687 $ — $ 47,120,699 $ — $ 51,002,640
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 77,505,769 — — 77,505,769
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — 4,248,970 53,775,066 25,784,492 108,788,418 — 192,596,946
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 5,176,718 — — 1,020,878,402 818,924 1,026,874,044
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 65,327,463 7,846,520 — 24,795,706 — 97,969,689
$ 61,254 $ 74,753,151 $ 65,442,273 $ 103,290,261 $ 1,201,583,225 $ 818,924 $ 1,445,949,088
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 3,276,136 — 74,277,660 — 77,553,796
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 27,805,828 — — 27,805,828
Options written
(b)
Options written at value ..................... — 2,909,218 48,061,915 11,972,351 394,961,348 — 457,904,832
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 6,937,640 — — 620,884,268 3,360,584 631,182,492
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 59,267,943 6,202,413 — 14,279,943 — 79,750,299
$ — $ 69,114,801 $ 57,540,464 $ 39,778,179 $ 1,104,403,219 $ 3,360,584 $ 1,274,197,247
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended June 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ (17,607,116) $ — $ 164,520,248 $ — $ 1,511,657,378 $ — $ 1,658,570,510
Forward foreign currency exchange contracts .... — — — 450,560,696 — — 450,560,696
Options purchased
(a)
.................... — 2,722,333 (98,612,056) (28,859,946) 55,837,372 (168,750) (69,081,047)
Options written ........................ — 5,418,950 43,823,483 57,509,055 (89,126,001) 459,275 18,084,762
Swaps .............................. — 5,432,125 (6,571,518) — 42,449,595 (30,104,780) 11,205,422
$ (17,607,116) $ 13,573,408 $ 103,160,157 $ 479,209,805 $ 1,520,818,344 $ (29,814,255) $ 2,069,340,343
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ 3,308,605 $ — $ 16,991,366 $ — $ (72,991,640) $ — $ (52,691,669)
Forward foreign currency exchange contracts .... — — — 93,228,483 — — 93,228,483
Options purchased
(b)
.................... — 2,650,262 (13,823,839) (23,171,654) (697,019) — (35,042,250)
Options written ........................ — 258,852 (18,892,273) 12,462,740 (74,393,550) — (80,564,231)
Swaps .............................. — 10,889,535 3,282,319 — 277,953,746 15,492,454 307,618,054
$ 3,308,605 $ 13,798,649 $ (12,442,427) $ 82,519,569 $ 129,871,537 $ 15,492,454 $ 232,548,387
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,952,891,562
Average notional value of contracts — short ................................................................................. $ 17,616,454,994
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 9,090,442,060
Average amounts sold — in USD ........................................................................................ $ 2,520,408,496
Options
Average value of option contracts purchased ................................................................................ $ 104,205,273
Average value of option contracts written ................................................................................... $ 59,552,299
Average notional value of swaption contracts purchased ......................................................................... $ 6,325,221,925
Average notional value of swaption contracts written ........................................................................... $ 20,537,859,366
Credit default swaps
Average notional value — buy protection ................................................................................... $ 2,710,758,595
Average notional value — sell protection ................................................................................... $ 328,884,269
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 22,486,358,676
Average notional value — receives fixed rate ................................................................................ $ 16,032,823,645
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 43,417,515
Average notional value — receives fixed rate ................................................................................ $ 45,025,620
Total return swaps
Average notional value ............................................................................................... $ 142,468,254
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ (9,135,024)
Futures contracts .................................................................................... $ 11,865,119 $ 89,438,655
Forward foreign currency exchange contracts ................................................................. 77,505,769 27,805,828
Options
(a)(b)
........................................................................................ 192,596,946 457,904,832
Swaps — centrally cleared .............................................................................. — 21,132,272
Swaps — OTC
(c)
.................................................................................... 97,969,689 79,750,299
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 379,937,523 $ 676,031,886
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(87,605,784) (174,116,524)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 292,331,739 $ 501,915,362

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 29,977,175 $ (29,977,175) $ — $ — $ —
Bank of Montreal ................................ 117,358 — — — 117,358
Barclays Bank plc ................................ 44,546,582 (44,546,582) — — —
BNP Paribas SA ................................. 36,527,606 (11,393,058) — — 25,134,548
Citibank NA .................................... 22,296,042 (22,296,042) — — —
Citigroup Global Markets, Inc. ........................ 832,793 (832,793) — — —
Credit Suisse International .......................... 2,852,923 (2,852,923) — — —
Deutsche Bank AG ............................... 19,360,352 (19,360,352) — — —
Goldman Sachs International ........................ 28,667,194 (28,667,194) — — —
HSBC Bank plc .................................. 21,411,746 (5,077,098) — — 16,334,648
J.P. Morgan Securities LLC .......................... 561,439 (561,439) — — —
JPMorgan Chase Bank NA .......................... 33,848,101 (33,848,101) — — —
Morgan Stanley & Co. International plc .................. 38,519,943 (38,519,943) — — —
Natwest Markets plc .............................. 173,799 — — — 173,799
Royal Bank of Canada ............................. 5,705,791 (2,501,573) — (2,730,000) 474,218
State Street Bank and Trust Co. ...................... 209,821 (209,821) — — —
Toronto Dominion Bank ............................ 302,829 — — — 302,829
UBS AG ...................................... 6,420,245 (143,138) — (6,277,107) —
$ 292,331,739 $ (240,787,232) $ — $ (9,007,107) $ 42,537,400
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(e)
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 67,294,110 $ (29,977,175) $ (28,215,041) $ (9,101,894) $ —
Barclays Bank plc ................................ 44,673,193 (44,546,582) (126,611) — —
BNP Paribas SA ................................. 11,393,058 (11,393,058) — — —
Citibank NA .................................... 26,033,888 (22,296,042) (3,737,846) — —
Citigroup Global Markets, Inc. ........................ 1,281,339 (832,793) — (355,000) 93,546
Credit Suisse International .......................... 7,127,860 (2,852,923) (3,424,326) — 850,611
Deutsche Bank AG ............................... 56,677,383 (19,360,352) (27,503,031) (9,814,000) —
Goldman Sachs International ........................ 81,949,111 (28,667,194) (53,281,917) — —
HSBC Bank plc .................................. 5,077,098 (5,077,098) — — —
J.P. Morgan Securities LLC .......................... 790,103 (561,439) — — 228,664
JPMorgan Chase Bank NA .......................... 36,897,537 (33,848,101) (3,049,436) — —
Merrill Lynch International & Co. ...................... 1,626,987 — — — 1,626,987
Morgan Stanley & Co. International plc .................. 150,958,075 (38,519,943) (110,846,132) (1,592,000) —
Nomura International plc ........................... 3,761,950 — (3,761,950) — —
Royal Bank of Canada ............................. 2,501,573 (2,501,573) — — —
Societe Generale SA .............................. 223,739 — — — 223,739
Standard Chartered Bank ........................... 330,289 — — — 330,289
State Street Bank and Trust Co. ...................... 957,674 (209,821) — — 747,853
UBS AG ...................................... 143,138 (143,138) — — —
Wells Fargo Securities LLC .......................... 2,217,257 — (2,217,257) — —
$ 501,915,362 $ (240,787,232) $ (23 6 , 163 , 547 ) $ (20,862,894) $ 4,101,689
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Bermuda ............................................. $ — $ 12,126,209 $ — $ 12,126,209
Canada ............................................. — 25,105,351 — 25,105,351
Cayman Islands ........................................ — 1,565,824,145 35,916,000 1,601,740,145
France .............................................. — 5,388,084 — 5,388,084
Germany ............................................ — 1,222,057 — 1,222,057
Ireland .............................................. — 183,683,797 993,303 184,677,100
Italy ................................................ — 2,447,863 — 2,447,863
Jersey .............................................. — 24,356,948 — 24,356,948
Luxembourg .......................................... — 9,404,327 2,724,670 12,128,997
Netherlands ........................................... — 4,319,749 — 4,319,749
Portugal ............................................. — 6,411,481 — 6,411,481
Spain ............................................... — 6,218,624 — 6,218,624
United Kingdom ........................................ — 59,777,439 — 59,777,439
United States .......................................... — 2,456,544,654 55,121,117 2,511,665,771
Common Stocks
Australia ............................................. — 1,381,191 — 1,381,191
Brazil ............................................... 661,071 — — 661,071
Canada ............................................. 1,570,134 — 408,939 1,979,073
China ............................................... — 5,935,818 — 5,935,818
Denmark ............................................. — 1,683,865 — 1,683,865
France .............................................. — 7,142,007 — 7,142,007
Germany ............................................ — 46,905,932 — 46,905,932
Ireland .............................................. 5,634,200 — — 5,634,200
Israel ............................................... — 1,089,355 — 1,089,355
Italy ................................................ — 5,791,553 — 5,791,553
Netherlands ........................................... 3,207,502 11,310,741 — 14,518,243
South Korea .......................................... 5,488,646 — — 5,488,646
Switzerland ........................................... 3,030,836 5,432,448 — 8,463,284
United Kingdom ........................................ 30,688,296 17,717,561 27 48,405,884
United States .......................................... 497,025,878 50,196,787 39,927,456 587,150,121
Corporate Bonds
Argentina ............................................ — 18,459,004 — 18,459,004
Australia ............................................. — 23,380,446 35,657,349 59,037,795
Austria .............................................. — 51,212,022 — 51,212,022
Bahrain ............................................. — 8,229,000 — 8,229,000
Belgium ............................................. — 121,666,189 — 121,666,189
Brazil ............................................... — 135,995,118 — 135,995,118
Canada ............................................. — 111,995,042 35,566,719 147,561,761
Cayman Islands ........................................ — 83,989 — 83,989
Chile ............................................... — 31,201,611 — 31,201,611
China ............................................... — 111,848,342 — 111,848,342
Colombia ............................................ — 79,017,136 — 79,017,136
Cyprus .............................................. — 16,857,815 — 16,857,815
Denmark ............................................. — 14,980,378 — 14,980,378
Finland .............................................. — 1,472,957 — 1,472,957
France .............................................. — 474,349,394 — 474,349,394
Germany ............................................ — 680,588,443 — 680,588,443
Greece .............................................. — 1,605,561 — 1,605,561
Guernsey ............................................ — 459,806 — 459,806
Hong Kong ........................................... — 14,613,344 — 14,613,344
India ............................................... — 97,238,332 — 97,238,332
Indonesia ............................................ — 28,975,082 — 28,975,082

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Ireland .............................................. $ — $ 41,136,243 $ — $ 41,136,243
Israel ............................................... — 25,970,260 — 25,970,260
Italy ................................................ — 249,747,934 27,937,299 277,685,233
Jamaica ............................................. — 11,524,690 — 11,524,690
Japan ............................................... — 175,479,951 — 175,479,951
Kuwait .............................................. — 23,998,589 — 23,998,589
Luxembourg .......................................... — 218,444,453 — 218,444,453
Macau .............................................. — 17,112,064 — 17,112,064
Malaysia ............................................. — 11,102,204 — 11,102,204
Mexico .............................................. — 115,331,202 — 115,331,202
Morocco ............................................. — 1,191,320 — 1,191,320
Netherlands ........................................... — 219,467,468 — 219,467,468
Nigeria .............................................. — 10,557,450 — 10,557,450
Norway .............................................. — 14,607,663 — 14,607,663
Paraguay ............................................ — 4,801,008 — 4,801,008
Peru ................................................ — 5,941,350 — 5,941,350
Philippines ........................................... — 8,493,527 — 8,493,527
Portugal ............................................. — 22,540,428 — 22,540,428
Saudi Arabia .......................................... — 39,332,706 — 39,332,706
Singapore ............................................ — 14,606,121 — 14,606,121
South Africa ........................................... — 64,376,327 — 64,376,327
South Korea .......................................... — 53,043,643 — 53,043,643
Spain ............................................... — 299,660,571 — 299,660,571
Sweden ............................................. — 80,006,763 — 80,006,763
Switzerland ........................................... — 129,454,868 — 129,454,868
Tanzania, United Republic Of ............................... — 6,567,258 — 6,567,258
Thailand ............................................. — 20,360,022 — 20,360,022
Turkey .............................................. — 4,543,140 — 4,543,140
Ukraine ............................................. — 2,960,363 — 2,960,363
United Arab Emirates .................................... — 58,706,669 — 58,706,669
United Kingdom ........................................ — 967,596,921 — 967,596,921
United States .......................................... — 4,639,671,356 221,484,093 4,861,155,449
Vietnam ............................................. — 2,993,777 — 2,993,777
Zambia .............................................. — 4,922,441 — 4,922,441
Floating Rate Loan Interests
Canada ............................................. — 9,334,201 — 9,334,201
France .............................................. — 8,103,775 — 8,103,775
Germany ............................................ — 24,309,157 — 24,309,157
Ireland .............................................. — 944,199 — 944,199
Jersey, Channel Islands ................................... — — 22,626,703 22,626,703
Luxembourg .......................................... — 50,123,920 28,349,716 78,473,636
Mexico .............................................. — — 246,400 246,400
Netherlands ........................................... — 14,499,750 — 14,499,750
Norway .............................................. — 6,790,716 — 6,790,716
Puerto Rico ........................................... — 978,238 — 978,238
Spain ............................................... — 1,429,638 39,179,324 40,608,962
Sweden ............................................. — 8,213,594 — 8,213,594
United Kingdom ........................................ — 16,269,410 54,839,365 71,108,775
United States .......................................... — 995,045,234 751,580,016 1,746,625,250
Foreign Agency Obligations ................................. — 383,013,354 — 383,013,354
Foreign Government Obligations .............................. — 712,701,959 — 712,701,959
Investment Companies .................................... 796,655,171 — — 796,655,171
Municipal Bonds ......................................... — 1,642,661,937 — 1,642,661,937
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 37,274,380 — 37,274,380
Cayman Islands ........................................ — 1,027,776 18,612,622 19,640,398
Ireland .............................................. — 46,428,993 — 46,428,993
Italy ................................................ — 19,030,846 — 19,030,846
Netherlands ........................................... — 16,072,080 — 16,072,080
Switzerland ........................................... — 26,073 — 26,073
United Kingdom ........................................ — 91,231,667 — 91,231,667
United States .......................................... — 2,315,561,490 396,820,340 2,712,381,830
Preferred Securities
Brazil ............................................... — — 11,682,496 11,682,496
China ............................................... — — 49,654,792 49,654,792
Germany ............................................ — 11,493,137 13,902,124 25,395,261

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Israel ............................................... $ — $ — $ 6,619,101 $ 6,619,101
Jersey .............................................. — — 16,026,316 16,026,316
Spain ............................................... — 1,904,121 — 1,904,121
Sweden ............................................. — — 3,558,865 3,558,865
United States .......................................... — 19,523,104 217,586,079 237,109,183
U.S. Government Sponsored Agency Securities .................... — 8,735,304,381 62,115,667 8,797,420,048
U.S. Treasury Obligations ................................... — 13,614,820,776 — 13,614,820,776
Warrants .............................................. 2,466,830 355,240 128,211 2,950,281
Short-Term Securities
Borrowed Bond Agreements ................................. — 401,021,911 — 401,021,911
Money Market Funds ...................................... 792,525,408 — — 792,525,408
Options Purchased
Credit contracts .......................................... — 4,248,970 — 4,248,970
Equity contracts .......................................... 53,775,066 — — 53,775,066
Foreign currency exchange contracts ........................... — 25,784,492 — 25,784,492
Interest rate contracts ...................................... 21,965,599 86,822,819 — 108,788,418
Liabilities
Investments
Borrowed Bonds ......................................... — (345,643,426) — (345,643,426)
TBA Sale Commitments .................................... — (9,545,626,332) — (9,545,626,332)
Investments Sold Short
Corporate Bonds ........................................ — (8,634,826) — (8,634,826)
U.S. Treasury Obligations ................................... — (513,479,686) — (513,479,686)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (1,116,992) (1,116,992)
$ 2,214,694,637 $ 32,996,864,815 $ 2,148,148,117 $ 37,359,707,569
Investments valued at NAV
(b)
...................................... 364,270,819
$ —
$ 37,723,978,388
$ —
Derivative Financial Instruments
(c )
Assets
Commodity contracts ....................................... $ 61,254 $ — $ — $ 61,254
Credit contracts ........................................... — 30,455,421 — 30,455,421
Equity contracts ........................................... 349,339 11,317,868 — 11,667,207
Foreign currency exchange contracts ............................ — 77,505,769 — 77,505,769
Interest rate contracts ....................................... 47,120,699 1,045,674,108 — 1,092,794,807
Other contracts ........................................... — 818,924 — 818,924
Liabilities
Credit contracts ........................................... — (49,752,123) — (49,752,123)
Equity contracts ........................................... (47,755,765) (9,784,699) — (57,540,464)
Foreign currency exchange contracts ............................ — (39,778,179) — (39,778,179)
Interest rate contracts ....................................... (92,635,361) (1,011,587,675) — (1,104,223,036)
Other contracts ........................................... — (3,360,584) — (3,360,584)
$ (92,859,834) $ 51,508,830 $ — $ (41,351,004)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests
U.S.
Government
Sponsored
Agency
Securities
Unfunded
SPAC
PIPE
commitments Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31,
2021 ..................... $ 310,997,968 $ 30,240,264 $ 295,174,229 $ 670,067,167 $ 282,426,791 $ 287,617,950 $ 103,638 $ — $ 1,225,849 $ 1,111,621 $ 1,878,965,477
Transfers into Level 3 ............ — — 6 235,817,553 49,623,619 5,544,304 — 59,418,280 — — 350,403,762
Transfers out of Level 3 ........... (161,829,606) — (36,135,227) (43,799,082) (99,238,976) — — — — — (341,002,891)
Accrued discounts/premiums ........ 348,480 — 359,563 387,204 616,168 — — (308,945) — — 1,402,470
Net realized loss ................ (208,307) (11,072) (392,555) (253,216) (1,132,575) — — — — — (1,997,725)
Net change in unrealized appreciation
(depreciation)
(a)(b)
............. (9,704,180) (3,532,072) (9,249,332) (49,877,087) (10,656,648) (29,023,117) (1,220,630) 3,085,491 (1,225,849) (682,748) (112,086,172)
Purchases .................... 8,202,595 13,638,537 78,147,715 231,959,933 221,531,691 54,890,636 — (79,159) — (300,662) 607,991,286
Sales ....................... (53,051,860) 765 (7,258,939) (147,480,948) (27,737,108) — — — — — (235,528,090)
Closing balance, as of June 30, 2022 ..
$ 94,755,090 $ 40,336,422 $ 320,645,460 $ 896,821,524 $ 415,432,962 $ 319,029,773 $ (1,116,992) $ 62,115,667 $ — $ 128,211 $ 2,148,148,117
Net change in unrealized appreciation
(depreciation) on investments still held
at June 30, 2022
(b)
............
$ (11,197,773) $ (499,629) $ (9,116,210) $ (49,883,765) $ (10,570,681) $ (28,701,437) $ (1,220,630) $ 3,085,491 $ — $ (726,553) $ (108,831,187)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $1,294,226,631 . A significant change in the third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks .............................. $ 26,631,024 Market Revenue Multiple 3.38x – 15.50x 3.57x
Volatility 32% - 88% 58%
Time to Exit 0.3 – 2.0 years 1.5 years
Corporate Bonds
(b)
............................. 242,657,023 Income Discount Rate 5% – 35% 16%
Floating Rate Loan Interests ....................... 265,080,299 Income Discount Rate 4% – 14% 11%
Preferred Stocks
(c)
............................. 319,424,929 Market Revenue Multiple 0.10x – 23.50x 7.03x
EBITDA Multiple 4.25x —
Time to Exit 1.5 – 5.0 years 3.8 years
Volatility 50% – 85% 67%
Recent Transactions $7.30 - $36.41 $18.17
Discount Rate 11% —
Market Adjustment
Multiple
1.00x —
Warrants ................................... 128,211 Market Time to Exit 0.6 – 1.0 years 0.7 year
Volatility 45% - 76% 56%
$ 853,921,486
(b)
For the period end June 30, 2022, the valuation technique for investments classified as Corporate Bonds amounting to $27,527,590 changed to Discount Counted Cash Flow Price approach.
The investments were previously valued utilizing vendor pricing approach. The change was due to consideration of the information that was available at the time the investments were valued.
(c)
For the period end June 30, 2022, the valuation technique for investments classified as Preferred Stocks amounting to $55,431,154 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Brazil — 0.4%
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ USD 200 $ 152,250
Colombia — 0.5%
Millicom International Cellular SA,
6.25%
,
03/25/29
(a)
........... 180 155,588
Kazakhstan — 0.5%
Kazakhstan Temir Zholy Finance BV,
6.95%
,
07/10/42
(a)
........... 200 179,350
South Africa — 0.6%
Growthpoint Properties International
Pty. Ltd., 5.87%
,
05/02/23
(a)
..... 219 218,220
Ukraine — 0.0%
State Savings Bank of Ukraine, 9.38%
,
03/10/23
(a)(b)
............... 20 11,000
United States — 1.5%
CITGO Petroleum Corp., 7.00%
,
06/15/25
(c)
................ 543 525,352
Total Corporate Bonds — 3.5%
(Cost: $1,421,928) .............................. 1,241,760
Foreign Government Obligations
Argentina — 0.9%
Argentine Republic (The), 2.00%
,
01/09/38
(b)
................ 465 134,805
Province of Salta Argentina, 5.00%
,
12/01/27
(b)(c)
............... 185 132,482
Provincia de Buenos Aires, (Argentina
Deposit Rates Badlar Private Banks
ARS 30 to 35 Days + 3.75%),
48.83%
,
04/12/25
(a)(c)(d)(e)(f)
...... ARS 14,851 58,603
325,890
Benin — 0.7%
Benin Government Bond, 4.95%
,
01/22/35
(c)
................ EUR 378 257,432
Brazil — 6.0%
Federative Republic of Brazil
10.00%, 01/01/23 ........... BRL 3 529,760
10.00%, 01/01/25 ........... 3 624,614
10.00%, 01/01/27 ........... 3 474,564
10.00%, 01/01/29 ........... 1 226,693
10.00%, 01/01/31 ........... 1 98,220
8.25%, 01/20/34 ............ USD 151 163,674
2,117,525
Chile — 3.8%
Republic of Chile
4.50%, 03/01/26 ............ CLP 380,000 389,300
5.00%, 10/01/28
(a)(c)
.......... 115,000 115,884
4.70%, 09/01/30
(a)(c)
.......... 190,000 185,558
2.55%, 01/27/32 ............ USD 272 230,996
3.10%, 05/07/41 ............ 326 248,738
4.34%, 03/07/42 ............ 200 178,500
1,348,976
China — 3.5%
People's Republic of China
3.03%, 03/11/26 ............ CNY 1,080 164,086
2.85%, 06/04/27 ............ 3,200 482,182
Security
Par (000)
Par (000) Value
China (continued)
3.02%, 05/27/31 ............ CNY 3,920 $ 591,473
3.72%, 04/12/51 ............ 140 22,241
1,259,982
Colombia — 2.6%
Republic of Colombia
7.50%, 08/26/26 ............ COP 346,000 73,930
7.75%, 09/18/30 ............ 1,724,200 333,072
7.00%, 03/26/31 ............ 644,500 116,875
7.00%, 06/30/32 ............ 1,575,900 278,216
4.13%, 05/15/51 ............ USD 201 120,701
922,794
Costa Rica — 1.0%
Republic of Costa Rica, 6.13%
,
02/19/31
(a)
................ 364 338,588
Czech Republic — 3.0%
Czech Republic
0.45%, 10/25/23
(a)
........... CZK 5,050 197,241
5.70%, 05/25/24
(a)
........... 4,400 184,122
1.00%, 06/26/26
(a)
........... 5,410 192,134
2.50%, 08/25/28
(a)
........... 5,080 184,496
1.20%, 03/13/31 ............ 5,650 176,491
2.00%, 10/13/33 ............ 4,360 139,074
1,073,558
Dominican Republic — 2.1%
Dominican Republic Government Bond
5.50%, 02/22/29
(c)
........... USD 150 130,341
4.88%, 09/23/32
(a)
........... 297 228,281
6.85%, 01/27/45
(a)
........... 278 220,975
5.88%, 01/30/60
(c)
........... 250 170,594
750,191
Ecuador — 1.6%
Republic of Ecuador
(b)
5.00%, 07/31/30
(c)
........... 537 351,731
1.00%, 07/31/35
(c)
........... 211 104,257
1.00%, 07/31/35
(a)
........... 193 95,459
551,447
Egypt — 2.1%
Arab Republic of Egypt
5.25%, 10/06/25
(c)
........... 533 435,728
7.63%, 05/29/32
(a)
........... 240 156,000
8.50%, 01/31/47
(a)
........... 247 145,112
736,840
El Salvador — 0.2%
Republic of El Salvador, 9.50%
,
07/15/52
(a)
................ 210 70,389
Gabon — 1.6%
Gabonese Republic
6.95%, 06/16/25
(a)
........... 414 359,093
7.00%, 11/24/31
(c)
........... 278 200,855
559,948
Ghana — 1.3%
Republic of Ghana
8.13%, 01/18/26
(a)
........... 249 178,559
6.38%, 02/11/27
(a)
........... 200 114,000
8.88%, 05/07/42
(c)
........... 369 176,197
468,756
Guatemala — 1.0%
Republic of Guatemala
(a)
4.38%, 06/05/27 ............ 200 187,037

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Emerging Markets Flexible Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Guatemala (continued)
5.38%, 04/24/32 ............ USD 200 $ 184,163
371,200
Hungary — 3.8%
Hungary Government Bond
6.00%, 11/24/23 ............ HUF 222,040 573,167
3.00%, 06/26/24 ............ 69,920 167,676
1.00%, 11/26/25 ............ 78,480 163,464
5.50%, 06/16/34
(c)
........... USD 275 266,788
4.00%, 04/28/51 ............ HUF 127,540 188,845
1,359,940
Indonesia — 3.5%
Republic of Indonesia
8.25%, 05/15/29 ............ IDR 938,000 66,962
7.00%, 09/15/30 ............ 2,838,000 188,787
6.50%, 02/15/31 ............ 3,870,000 248,085
8.38%, 03/15/34 ............ 7,169,000 511,779
7.50%, 06/15/35 ............ 449,000 30,245
4.75%, 07/18/47
(a)
........... USD 200 183,350
1,229,208
Ivory Coast — 1.3%
Republic of Cote d'Ivoire
(a)
6.13%, 06/15/33 ............ 200 155,787
6.88%, 10/17/40 ............ EUR 293 217,967
6.63%, 03/22/48 ............ 100 69,839
443,593
Jordan — 0.6%
Hashemite Kingdom of Jordan, 5.85%
,
07/07/30
(a)
................ USD 276 218,264
Kenya — 0.4%
Republic of Kenya, 8.00%
,
05/22/32
(a)
200 141,000
Mexico — 11.1%
United Mexican States
8.00%, 12/07/23 ............ MXN 486 2,371,476
8.00%, 09/05/24 ............ 14 68,156
7.50%, 06/03/27 ............ 70 325,341
2.66%, 05/24/31 ............ USD 200 164,600
7.75%, 11/23/34 ............ MXN 158 709,996
4.40%, 02/12/52 ............ USD 200 150,500
5.75%, 10/12/10 ............ 196 164,064
3,954,133
Morocco — 0.4%
Kingdom of Morocco, 3.00%
,
12/15/32
(a)
................ 202 143,420
Oman — 2.6%
Oman Government Bond
(c)
6.75%, 10/28/27 ............ 266 270,655
7.38%, 10/28/32 ............ 352 362,120
7.00%, 01/25/51 ............ 342 300,960
933,735
Panama — 0.5%
Republic of Panama, 4.50%
,
04/16/50 200 163,413
Paraguay — 1.6%
Republic of Paraguay
(a)
4.95%, 04/28/31 ............ 377 347,853
6.10%, 08/11/44 ............ 267 231,673
579,526
Security
Par (000)
Par (000) Value
Peru — 1.9%
Republic of Peru
8.20%, 08/12/26 ............ PEN 766 $ 208,759
2.78%, 01/23/31 ............ USD 140 119,157
6.15%, 08/12/32 ............ PEN 875 201,604
1.86%, 12/01/32 ............ USD 69 52,475
5.63%, 11/18/50 ............ 98 101,755
683,750
Philippines — 1.1%
Republic of Philippines
1.95%, 01/06/32 ............ 250 203,465
4.20%, 03/29/47 ............ 235 204,274
407,739
Poland — 7.6%
Republic of Poland
5.75%, 09/23/22 ............ PLN 520 115,852
2.50%, 01/25/23 ............ 10,258 2,234,012
2.25%, 10/25/24 ............ 884 175,778
2.75%, 10/25/29 ............ 1,029 176,179
2,701,821
Qatar — 1.1%
State of Qatar, 4.40%
,
04/16/50
(a)
... USD 413 395,964
Romania — 0.2%
Romania Government Bond, 3.00%
,
02/14/31
(a)
................ 110 84,618
Russia — 0.1%
Russian Federation
(d)(e)
6.50%, 02/28/24 ............ RUB 8,990 13,894
4.50%, 07/16/25 ............ 5,101 7,883
6.00%, 10/06/27 ............ 5,041 7,791
6.90%, 07/23/31 ............ 4,905 7,580
7.25%, 05/10/34 ............ 5,060 7,820
44,968
Saudi Arabia — 0.6%
Kingdom of Saudi Arabia, 3.45%
,
02/02/61
(a)
................ USD 287 215,609
Senegal — 0.4%
Republic of Senegal, 6.75%
,
03/13/48
(a)
200 126,413
South Africa — 4.5%
Republic of South Africa
10.50%, 12/21/26 ........... ZAR 8,981 584,400
5.88%, 06/22/30 ............ USD 200 180,600
8.25%, 03/31/32 ............ ZAR 3,460 178,022
8.88%, 02/28/35 ............ 2,998 154,393
8.50%, 01/31/37 ............ 4,519 219,416
5.65%, 09/27/47 ............ USD 200 136,538
8.75%, 02/28/48 ............ ZAR 3,425 162,101
1,615,470
Sri Lanka — 0.3%
Democratic Socialist Republic of Sri
Lanka, 7.85%
,
03/14/29
(a)(d)(e)
.... USD 361 101,120
Turkey — 0.1%
Republic of Turkey, 11.70%
,
11/13/30 TRY 463 19,540
Ukraine — 1.0%
Ukraine Government Bond
16.00%, 05/24/23
(c)
.......... UAH 2,518 22,645
7.75%, 09/01/25
(a)
........... USD 244 60,390
7.75%, 09/01/26
(a)
........... 142 35,855
7.38%, 09/25/32
(a)
........... 407 99,715

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Ukraine (continued)
0.00%, 05/31/40
(a)(f)
.......... USD 606 $ 148,470
367,075
United Arab Emirates — 1.1%
UAE International Government Bond,
4.95%
,
07/07/52
(c)
........... 380 386,650
Uruguay — 0.6%
Oriental Republic of Uruguay, 4.38%
,
01/23/31 ................. 201 202,882
Zambia — 0.9%
Republic of Zambia
(a)(d)(e)
8.50%, 04/14/24 ............ 200 120,000
8.97%, 07/30/27 ............ 337 195,839
315,839
Total Foreign Government Obligations — 78.7%
(Cost: $33,826,890) .............................. 27,989,206
U.S. Treasury Obligations
U.S. Treasury Notes
0.13%, 12/31/22 ............ 3,744 3,699,247
2.50%, 04/30/24 ............ 1,143 1,133,143
Total U.S. Treasury Obligations — 13.6%
(Cost: $4,865,453) .............................. 4,832,390
Total Long-Term Investments — 95.8%
(Cost: $40,114,271) .............................. 34,063,356
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Time Deposits
Australia — 0.0%
Brown Brothers Harriman & Co.,
0.25%, 07/01/22 ............ AUD 8 $ 5,670
Europe — 0.0%
Citibank NA, (0.78)%, 07/01/22 .... EUR 10 10,478
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.36)%, 07/01/22 ........... JPY 280 2,061
Norway — 0.0%
Brown Brothers Harriman & Co.,
0.07%, 07/01/22 ............ NOK 25 2,509
South Africa — 0.1%
Brown Brothers Harriman & Co.,
3.60%, 07/01/22 ............ ZAR 122 7,525
Sweden — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 07/01/22 ............ SEK —
(g)
12
Switzerland — 0.0%
BNP Paribas SA, (1.20)%, 07/01/22 . CHF 5 4,874
United Kingdom — 0.1%
BNP Paribas SA, 0.52%, 07/01/22 .. GBP 32 38,558
Total Short-Term Securities — 0.2%
(Cost: $71,687) ................................ 71,687
Total Investments — 96.0%
(Cost: $40,185,958) .............................. 34,135,043
Other Assets Less Liabilities — 4.0% ................... 1,420,634
Net Assets — 100.0% .............................. $ 35,555,677
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Rounds to less than 1,000.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
Japan 10 Year Bond ........................................................ 1 09/12/22 $ 1,095 $ 5,813
U.S. Treasury Ultra Bond .................................................... 2 09/21/22 306 (3,440)
$ 2,373
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 474,572 USD 89,908 BNP Paribas SA 07/19/22 $ 377
CHF 729,755 USD 734,403 State Street Bank and Trust Co. 07/19/22 30,672
CHF 365,899 USD 370,366 UBS AG 07/19/22 13,242
CLP 81,690,235 USD 88,180 Bank of America NA 07/19/22 570
CLP 83,438,255 USD 88,632 Goldman Sachs International 07/19/22 2,017
CNY 1,670,000 USD 249,323 HSBC Bank plc 07/19/22 170
EUR 11,498 JPY 1,630,000 Deutsche Bank AG 07/19/22 37
HUF 70,104,999 USD 182,801 BNP Paribas SA 07/19/22 2,075
HUF 62,438,726 USD 163,606 HSBC Bank plc 07/19/22 1,053
HUF 3,590,000 USD 9,418 Societe Generale SA 07/19/22 49
HUF 12,730,000 USD 33,221 Toronto Dominion Bank 07/19/22 350
HUF 5,700,000 USD 14,952 UBS AG 07/19/22 80
MXN 1,869,811 USD 91,414 HSBC Bank plc 07/19/22 1,328
MXN 1,869,811 USD 91,079 JPMorgan Chase Bank NA 07/19/22 1,663
PLN 819,585 USD 181,401 Morgan Stanley & Co. International plc 07/19/22 1,118
RON 2,209,267 USD 466,154 Standard Chartered Bank 07/19/22 1,073
THB 2,845,255 USD 80,148 Goldman Sachs International 07/19/22 375
USD 47,169 AUD 66,562 UBS AG 07/19/22 1,221
USD 670,963 BRL 3,384,872 Bank of America NA 07/19/22 27,010
USD 91,078 BRL 476,019 Citibank NA 07/19/22 518
USD 93,691 CLP 84,508,827 Bank of America NA 07/19/22 1,879
USD 171,378 CLP 142,644,522 BNP Paribas SA 07/19/22 16,406
USD 96,197 CLP 79,823,368 Goldman Sachs International 07/19/22 9,476
USD 93,598 CLP 84,508,827 JPMorgan Chase Bank NA 07/19/22 1,786
USD 96,902 CNY 647,680 HSBC Bank plc 07/19/22 141
USD 271,456 COP 1,036,420,000 Citibank NA 07/19/22 22,457
USD 709,669 COP 2,894,668,914 Standard Chartered Bank 07/19/22 14,228
USD 256,547 CZK 6,054,620 Natwest Markets plc 07/19/22 613
USD 288,152 EUR 271,230 HSBC Bank plc 07/19/22 3,654
USD 183,838 EUR 173,424 Natwest Markets plc 07/19/22 1,930
USD 95,087 EUR 88,854 State Street Bank and Trust Co. 07/19/22 1,886
USD 1,164,662 GBP 937,498 JPMorgan Chase Bank NA 07/19/22 23,200
USD 25,105 GBP 20,000 Royal Bank of Canada 07/19/22 754
USD 41,121 HUF 14,930,000 BNP Paribas SA 07/19/22 1,748
USD 160,181 HUF 58,743,700 HSBC Bank plc 07/19/22 5,266
USD 363,517 HUF 133,700,000 Standard Chartered Bank 07/19/22 10,933
USD 162,670 HUF 59,431,151 Toronto Dominion Bank 07/19/22 5,942
USD 30,899 IDR 449,513,222 Citibank NA 07/19/22 845
USD 65,131 IDR 947,494,087 Deutsche Bank AG 07/19/22 1,782
USD 93,455 INR 7,317,060 Bank of America NA 07/19/22 925
USD 101,998 INR 7,947,139 Barclays Bank plc 07/19/22 1,500
USD 377,685 JPY 48,068,228 JPMorgan Chase Bank NA 07/19/22 23,116
USD 48,831 KRW 60,464,373 Citibank NA 07/19/22 1,911
USD 629,825 MXN 12,677,037 Bank of New York Mellon 07/19/22 1,049
USD 396,100 PEN 1,513,117 Goldman Sachs International 07/19/22 1,506
USD 864,545 PHP 45,574,470 Standard Chartered Bank 07/19/22 36,530
USD 371,626 PLN 1,620,000 HSBC Bank plc 07/19/22 10,857
USD 825,002 PLN 3,670,799 Morgan Stanley & Co. International plc 07/19/22 7,526

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 92,121 THB 3,227,374 BNP Paribas SA 07/19/22 $ 784
USD 96,351 THB 3,280,142 JPMorgan Chase Bank NA 07/19/22 3,520
USD 147,347 TWD 4,237,054 Citibank NA 07/19/22 4,746
USD 92,598 ZAR 1,470,339 Deutsche Bank AG 07/19/22 2,352
USD 440,406 ZAR 6,951,816 HSBC Bank plc 07/19/22 13,718
319,964
USD 308,820 GHS (2,535,413) Brown Brothers Harriman & Co. 07/07/22 (6,922)
AUD 263,900 USD 182,294 HSBC Bank plc 07/19/22 (122)
AUD 595,272 USD 418,182 State Street Bank and Trust Co. 07/19/22 (7,262)
BRL 3,923,785 USD 777,788 Bank of America NA 07/19/22 (31,309)
BRL 934,790 USD 184,461 BNP Paribas SA 07/19/22 (6,622)
CLP 246,812,676 USD 283,619 Bank of America NA 07/19/22 (15,477)
CLP 81,690,235 USD 90,599 Barclays Bank plc 07/19/22 (1,849)
CLP 79,836,247 USD 91,610 BNP Paribas SA 07/19/22 (4,875)
CLP 190,225,805 USD 217,729 UBS AG 07/19/22 (11,065)
COP 1,442,302,992 USD 367,301 Goldman Sachs International 07/19/22 (20,789)
COP 896,700,251 USD 225,872 JPMorgan Chase Bank NA 07/19/22 (10,441)
CZK 250,000 USD 10,767 Morgan Stanley & Co. International plc 07/19/22 (199)
EUR 250,000 USD 267,239 Bank of America NA 07/19/22 (5,010)
EUR 353,789 USD 373,210 Barclays Bank plc 07/19/22 (2,114)
EUR 177,313 USD 188,492 Morgan Stanley & Co. International plc 07/19/22 (2,505)
EUR 732,285 USD 776,774 Toronto Dominion Bank 07/19/22 (8,667)
HUF 6,920,000 USD 18,855 Bank of America NA 07/19/22 (606)
HUF 11,750,000 USD 31,153 HSBC Bank plc 07/19/22 (167)
HUF 4,310,000 USD 11,559 JPMorgan Chase Bank NA 07/19/22 (193)
HUF 11,620,000 USD 30,708 Toronto Dominion Bank 07/19/22 (65)
IDR 12,048,454,748 USD 816,291 Bank of America NA 07/19/22 (10,743)
INR 7,947,139 USD 101,710 Citibank NA 07/19/22 (1,212)
JPY 2,010,000 USD 15,053 Bank of America NA 07/19/22 (226)
JPY 1,930,000 USD 14,350 Morgan Stanley & Co. International plc 07/19/22 (114)
KRW 355,446,438 USD 277,602 JPMorgan Chase Bank NA 07/19/22 (1,775)
MXN 8,030,000 USD 408,004 BNP Paribas SA 07/19/22 (9,719)
MXN 3,036,695 USD 151,776 Deutsche Bank AG 07/19/22 (1,157)
MXN 3,120,000 USD 157,058 HSBC Bank plc 07/19/22 (2,307)
MYR 8,264,209 USD 1,880,366 Natwest Markets plc 07/19/22 (5,491)
PEN 1,540,787 USD 406,701 Standard Chartered Bank 07/19/22 (4,890)
PLN 4,182,376 USD 941,318 BNP Paribas SA 07/19/22 (9,914)
PLN 525,072 USD 117,704 JPMorgan Chase Bank NA 07/19/22 (772)
THB 63,953,779 USD 1,850,220 Morgan Stanley & Co. International plc 07/19/22 (40,273)
TWD 4,237,054 USD 143,931 BNP Paribas SA 07/19/22 (1,330)
USD 249,193 CNY 1,687,673 Morgan Stanley & Co. International plc 07/19/22 (2,940)
USD 270,891 GBP 222,985 Deutsche Bank AG 07/19/22 (610)
USD 31,229 HUF 11,900,000 BNP Paribas SA 07/19/22 (152)
USD 182,661 HUF 70,104,999 HSBC Bank plc 07/19/22 (2,215)
USD 1,754,945 MXN 35,468,311 Bank of America NA 07/19/22 (4,268)
USD 364,588 PLN 1,640,000 Goldman Sachs International 07/19/22 (636)
USD 549,974 TRY 9,460,205 BNP Paribas SA 07/19/22 (12,664)
ZAR 4,405,582 USD 278,410 Deutsche Bank AG 07/19/22 (8,005)
ZAR 6,673,253 USD 416,815 HSBC Bank plc 07/19/22 (7,224)
ZAR 2,951,527 USD 186,205 JPMorgan Chase Bank NA 07/19/22 (5,046)
ZAR 4,617,570 USD 288,279 Morgan Stanley & Co. International plc 07/19/22 (4,862)
(274,804)
$ 45,160

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUROPE.
CROSSOVER.37.V1 . 5.00 % Quarterly 06/20/27 NR EUR 351 $ (10,916) $ (8,727) $ (2,189)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.47% Annual 6 month BUBOR Semi-Annual N/A 03/16/32 HUF 189,263 $ 115,195 $ — $ 115,195
5.76% Annual 6 month BUBOR Semi-Annual 09/21/22
(a)
09/21/32 HUF 120,162 44,184 — 44,184
6.79% Annual 6 month WIBOR Semi-Annual 09/21/22
(a)
09/21/32 PLN 553 (1,617) — (1,617)
$ 157,762 $ — $ 157,762
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
6 month BUBOR ...................................... Budapest Interbank Offered Rate 9.03%
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.25
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ — $ (8,727) $ 159,379 $ (3,806)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 5,813 $ — $ 5,813
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 319,964 — — 319,964
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 159,379 — 159,379
$ — $ — $ — $ 319,964 $ 165,192 $ — $ 485,156
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 3,440 — 3,440
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 274,804 — — 274,804
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 2,189 — — 1,617 — 3,806
$ — $ 2,189 $ — $ 274,804 $ 5,057 $ — $ 282,050
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 479,000 $ — $ 479,000
Forward foreign currency exchange contracts .... — — — (590,889) — — (590,889)
Options purchased
(a)
.................... — — — — (41,134) — (41,134)
Swaps .............................. — (816,880) — — 563,894 — (252,986)
$ — $ (816,880) $ — $ (590,889) $ 1,001,760 $ — $ (406,009)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (49,290) $ — $ (49,290)
Forward foreign currency exchange contracts .... — — — (147,301) — — (147,301)
Options purchased
(b)
.................... — — — — 28,571 — 28,571
Swaps .............................. — 539,795 — — 37,133 — 576,928
$ — $ 539,795 $ — $ (147,301) $ 16,414 $ — $ 408,908
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ 1,860,211
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 28,290,388
Average amounts sold — in USD ........................................................................................ $ 31,396,242
Options
Average value of option contracts purchased ................................................................................ $ —
(a)
Average notional value of swaption contracts purchased ......................................................................... $ —
(a)
Credit default swaps
Average notional value — sell protection ................................................................................... $ 714,215
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 1,455,568
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 147 $ 4,606
Forward foreign currency exchange contracts ................................................................. 319,964 274,804
Swaps — centrally cleared .............................................................................. — 19,613
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 320,111 $ 299,023
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(147) (24,219)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 319,964 $ 274,804
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 30,383 $ (30,383) $ — $ — $ —
Bank of New York ................................ 1,049 — — — 1,049
Barclays Bank plc ................................ 1,500 (1,500) — — —
BNP Paribas SA ................................. 21,392 (21,392) — — —
Citibank NA .................................... 30,477 (1,212) — — 29,265
Deutsche Bank AG ............................... 4,171 (4,171) — — —
Goldman Sachs International ........................ 13,372 (13,372) — — —
HSBC Bank plc .................................. 36,186 (12,036) — — 24,150
JPMorgan Chase Bank NA .......................... 53,285 (18,226) — — 35,059
Morgan Stanley & Co. International plc .................. 8,643 (8,643) — — —
Natwest Markets plc .............................. 2,544 (2,544) — — —
Royal Bank of Canada ............................. 754 — — — 754
Societe Generale SA .............................. 49 — — — 49
Standard Chartered Bank ........................... 62,764 (4,890) — — 57,874
State Street Bank and Trust Co. ...................... 32,559 (7,262) — — 25,297
Toronto Dominion Bank ............................ 6,293 (6,293) — — —
UBS AG ...................................... 14,543 (11,063) — — 3,480
$ 319,964 $ (142,987) $ — $ — $ 176,977

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 67,642 $ (30,383) $ — $ — $ 37,259
Barclays Bank plc ................................ 3,963 (1,500) — (2,463) —
BNP Paribas SA ................................. 45,279 (21,392) — — 23,887
Brown Brothers Harriman & Co. ....................... 6,922 (6,922) — — —
Citibank NA .................................... 1,212 (1,212) — — —
Deutsche Bank AG ............................... 9,768 (4,171) — — 5,597
Goldman Sachs International ........................ 21,425 (13,372) — — 8,053
HSBC Bank plc .................................. 12,036 (12,036) — — —
JPMorgan Chase Bank NA .......................... 18,226 (18,226) — — —
Morgan Stanley & Co. International plc .................. 50,893 (8,643) — — 42,250
Natwest Markets plc .............................. 5,491 (2,544) — — 2,947
Standard Chartered Bank ........................... 4,890 (4,890) — — —
State Street Bank and Trust Co. ...................... 7,262 (7,262) — — —
Toronto Dominion Bank ............................ 8,731 (6,293) — — 2,438
UBS AG ...................................... 11,064 (11,064) — — —
$ 274,804 $ (149,910) $ — $ (2,463) $ 122,431
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

2022
BlackRock Semi-Annual Report to Shareholders
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(unaudited) (continued)
June 30, 2022
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ — $ 34,063,356 $ — $ 34,063,356
Short-Term Securities
Time Deposits .......................................... — 71,687 — 71,687
$ — $ 34,135,043 $ — $ 34,135,043
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 319,964 $ — $ 319,964
Interest rate contracts ....................................... 5,813 159,379 — 165,192
Liabilities
Credit contracts ........................................... — (2,189) — (2,189)
Foreign currency exchange contracts ............................ — (274,804) — (274,804)
Interest rate contracts ....................................... (3,440) (1,617) — (5,057)
$ 2,373 $ 200,733 $ — $ 203,106
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

June 30, 2022

Financial Statements
BlackRock
Strategic
Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging
Markets Flexible
Bond Fund
ASSETS
Investments, at value — unaffiliated
(b) (c)
........................................................................ $ 46,555,972,548 $ 34,135,043
Investments, at value — affiliated
(d)
.......................................................................... 1,582,507,102 —
Cash pledged:
Collateral — OTC derivatives ............................................................................. 20,862,894 410,000
Collateral — TBA commitments ............................................................................ 25,067,855 —
Futures contracts ..................................................................................... 359,875,000 33,000
Centrally cleared swaps ................................................................................. 233,259,000 111,000
Foreign currency, at value
(e)
............................................................................... 245,619,517 937,072
Receivables: – –
Investments sold ..................................................................................... 1,211,711,578 876,354
Securities lending income — affiliated ....................................................................... 113,252 —
Swaps   ........................................................................................... 4,512,586 —
TBA sale commitments ................................................................................. 9,506,411,851 —
Capital shares sold .................................................................................... 81,624,695 49,171
Dividends — affiliated .................................................................................. 820,649 —
Dividends — unaffiliated ................................................................................ 893,672 34,382
Interest — unaffiliated .................................................................................. 258,262,795 601,837
From the Manager .................................................................................... — 28,836
Variation margin on futures contracts ........................................................................ 11,865,119 147
Swap premiums paid .................................................................................... 40,048,760 —
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 77,505,769 319,964
OTC swaps ......................................................................................... 57,920,929 —
Prepaid expenses ...................................................................................... 2,107,735 61,010
Total assets ..........................................................................................
60,276,963,306 37,597,816
LIABILITIES
Investments sold short, at value
(f)
............................................................................ 522,114,512 —
Bank overdraft ......................................................................................... 9,288,697 386,838
Cash received:
Collateral — borrowed bond agreements ...................................................................... 20,010,449 —
Collateral — OTC derivatives ............................................................................. 9,311,000 —
Collateral — TBA commitments ............................................................................ 85,860,262 —
Borrowed bonds, at value
(g)
................................................................................ 345,643,426 —
Collateral on securities loaned .............................................................................. 324,973,076 —
Options written, at value
(h)
................................................................................. 457,904,832 —
TBA sale commitments, at value
(i)
........................................................................... 9,545,626,332 —
Payables: – –
Investments purchased ................................................................................. 6,157,966,910 461,090
Swaps   ........................................................................................... 4,084,645 495,345
Accounting services fees ................................................................................ 1,303,455 50,163
Administration fees .................................................................................... 1,816,420 —
Capital shares redeemed ................................................................................ 138,760,603 50,265
Custodian fees ....................................................................................... 1,475,665 76,642
Income dividend distributions ............................................................................. 11,336,773 140,272
Interest expense ..................................................................................... 2,887,898 —
Investment advisory fees ................................................................................ 15,837,474 —
Trustees' and Officer's fees .............................................................................. 228,363 2,445
Other affiliate fees .................................................................................... 86,823 1,239
Professional fees ..................................................................................... 95,054 54,909
Registration fees ..................................................................................... — 2,432
Service and distribution fees .............................................................................. 430,971 1,228
Transfer agent fees ................................................................................... 9,525,516 9,706
Other accrued expenses ................................................................................ 708,408 10,542
Variation margin on futures contracts ........................................................................ 89,438,655 4,606
Variation margin on centrally cleared swaps ................................................................... 21,132,272 19,613
Swap premiums received ................................................................................. 19,542,861 —

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Strategic
Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging
Markets Flexible
Bond Fund
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 27,805,828 274,804
OTC swaps ......................................................................................... 60,207,438 —
Unfunded floating rate loan interests ........................................................................ 1,116,992 —
Total liabilities .........................................................................................
17,886,521,610 2,042,139
NET ASSETS .........................................................................................
$ 42,390,441,696 $ 35,555,677
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 45,708,312,166 $ 62,336,981
Accumulated loss ...................................................................................... (3,317,870,470) (26,781,304)
NET ASSETS .........................................................................................
$ 42,390,441,696 $ 35,555,677
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated ......................................................................... $ 50,780,072,255 $ 40,185,958
(c)
  Securities loaned, at value ............................................................................... $ 249,297,158 $ —
(d)
  Investments, at cost — affiliated ........................................................................... $ 1,589,618,123 $ —
(e)
  Foreign currency, at cost ................................................................................ $ 253,581,066 $ 968,153
(f)
  Proceeds received from investments sold short, at value .......................................................... $ 543,665,622 $ —
(g)
  Proceeds received from borrowed bonds ..................................................................... $ 399,942,877 $ —
(h)
  Premiums received ................................................................................... $ 411,791,109 $ —
(i)
  Proceeds from TBA sale commitments ....................................................................... $ 9,506,411,851 $ —

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2022

Financial Statements
See notes to financial statements.
BlackRock
Strategic Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging
Markets Flexible
Bond Fund
NET ASSET VALUE
Institutional
Net assets ...........................................................................................
$ 31,204,943,990 $ 5,304,942
Shares outstanding ....................................................................................
3,291,406,120 810,173
Net asset value .......................................................................................
$ 9.48 $ 6.55
Shares authorized .....................................................................................
Unlimited Unlimited
Par value ...........................................................................................
$ 0.001 $ 0.001
Investor A
Net assets ...........................................................................................
$ 1,240,910,838 $ 4,844,064
Shares outstanding ....................................................................................
130,946,227 739,871
Net asset value .......................................................................................
$ 9.48 $ 6.55
Shares authorized .....................................................................................
Unlimited Unlimited
Par value ...........................................................................................
$ 0.001 $ 0.001
Investor C
Net assets ...........................................................................................
$ 158,230,078 $ 245,822
Shares outstanding ....................................................................................
16,703,781 37,537
Net asset value .......................................................................................
$ 9.47 $ 6.55
Shares authorized .....................................................................................
Unlimited Unlimited
Par value ...........................................................................................
$ 0.001 $ 0.001
Class K
Net assets ...........................................................................................
$ 9,786,356,790 $ 25,160,849
Shares outstanding ....................................................................................
1,031,480,144 3,842,604
Net asset value .......................................................................................
$ 9.49 $ 6.55
Shares authorized .....................................................................................
Unlimited Unlimited
Par value ...........................................................................................
$ 0.001 $ 0.001

Statements of Operations
(unaudited)
Six Months Ended June 30, 2022
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock
Strategic
Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging
Markets
Flexible Bond
Fund
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 4,751,837 $ —
Dividends — unaffiliated ................................................................................ 14,839,544 —
Interest — unaffiliated .................................................................................. 667,337,447 1,136,421
Securities lending income — affiliated — net .................................................................. 415,472 —
Foreign taxes withheld ................................................................................. (469,081) (3,644)
Total investment income ..................................................................................
686,875,219 1,132,777
EXPENSES
Investment advisory ................................................................................... 99,749,214 110,981
Transfer agent — class specific ........................................................................... 15,035,790 10,522
Administration ...................................................................................... 6,910,580 7,861
Administration — class specific ........................................................................... 4,437,430 3,699
Service and distribution — class specific ..................................................................... 2,520,772 8,182
Accounting services ................................................................................... 872,226 31,638
Custodian .......................................................................................... 829,786 73,949
Registration ........................................................................................ 392,441 43,579
Professional ........................................................................................ 380,847 60,524
Trustees and Officer ................................................................................... 210,471 1,268
Proxy ............................................................................................. 846,384 26,029
Printing and postage .................................................................................. 98,487 31,614
Miscellaneous ....................................................................................... 1,222,308 5,711
Total expenses excluding dividend expense and interest expense ......................................................
133,506,736 415,557
Dividend expense — unaffiliated ........................................................................... 709,592 —
Interest expense ..................................................................................... 19,789,384 —
Total expenses ........................................................................................
154,005,712 415,557
Less: – –
Fees waived and/or reimbursed by the Manager .............................................................. (1,005,879) (243,034)
Administration fees waived ............................................................................ — (7,861)
Administration fees waived — class specific ................................................................. — (3,608)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ......................................... — (7,612)
Total expenses after fees waived and/or reimbursed ...............................................................
152,999,833 153,442
Net investment income ...................................................................................
533,875,386 979,335

Statements of Operations
(unaudited) (continued)
Six Months Ended June 30, 2022

Financial Statements
See notes to financial statements.
BlackRock
Strategic
Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging
Markets
Flexible Bond
Fund
REALIZED AND UNREALIZED GAIN (LOSS) $ (3,038,387,832) $ (6,838,497)
Net realized gain (loss) from:
Investments — affiliated .............................................................................. $ 6,956,060 $ —
Investments — unaffiliated
(b)
........................................................................... (1,499,953,843) (2,292,014)
Borrowed bonds ................................................................................... 42,578,609 —
Forward foreign currency exchange contracts ................................................................ 450,560,696 (590,889)
Foreign currency transactions .......................................................................... 6,513,661 (64,054)
Futures contracts ................................................................................... 1,658,570,510 479,000
Options written .................................................................................... 18,084,762 —
Short sales — unaffiliated ............................................................................. (388,802) —
Swaps   ......................................................................................... 11,205,422 (252,986)
694,127,075 (2,720,943)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated .............................................................................. (12,741,308) —
Investments — unaffiliated
(c)
........................................................................... (4,057,002,633) (4,486,277)
Borrowed bonds ................................................................................... 63,322,975 —
Forward foreign currency exchange contracts ................................................................ 93,228,483 (147,301)
Foreign currency translations ........................................................................... (12,771,794) (11,613)
Futures contracts ................................................................................... (52,691,669) (49,290)
Options written .................................................................................... (80,564,231) —
Short sales — unaffiliated ............................................................................. 21,551,110 —
Swaps   ......................................................................................... 307,618,054 576,928
Unfunded floating rate loan interests ...................................................................... (1,238,046) —
Unfunded SPAC PIPE commitments ...................................................................... (1,225,849) —
(3,732,514,908) (4,117,553)
Net realized and unrealized loss .............................................................................
(3,038,387,833) (6,838,496)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................
$ (2,504,512,447) $ (5,859,161)
(a)
  Consolidated Statement of Operations.
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................................ $ (19,983) $ 136
(c)
Net of reduction in deferred foreign capital gain tax of ............................................................. $ 428,291 $ 5,418

Statements of Changes in Net Assets

2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Strategic Income Opportunities
Portfolio
(a)
BlackRock Sustainable Emerging Markets
Flexible Bond Fund
Six Months Ended
06/30/22
(unaudited)
Year Ended
12/31/21
Six Months Ended
06/30/22
(unaudited)
Year Ended
12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 533,875,386 $ 919,676,391 $ 979,335 $ 3,086,686
Net realized gain (loss) .................................................... 694,127,075 801,744,155 (2,720,943) (8,925,616)
Net change in unrealized appreciation (depreciation) ................................ (3,732,514,908) (1,367,214,919) (4,117,553) (342,884)
Net increase (decrease) in net assets resulting from operations ...........................
(2,504,512,447) 354,205,627 (5,859,161) (6,181,814)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income and net realized gain:
  Institutional ........................................................... (406,587,418) (955,841,565) (169,806) (203,341)
  Investor A ............................................................ (14,055,001) (42,422,540) (146,251) (79,888)
  Investor C ............................................................ (1,287,073) (4,526,015) (6,865) (4,726)
  Class K .............................................................. (123,833,600) (299,016,831) (722,946) (465,692)
Return of capital: – – – –
  Institutional ........................................................... — — — (466,286)
  Investor A ............................................................ — — — (183,194)
  Investor C ............................................................ — — — (10,836)
  Class K .............................................................. — — — (1,067,887)
Decrease in net assets resulting from distributions to shareholders .........................
(545,763,092) (1,301,806,951) (1,045,868) (2,481,850)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
334,182,392 10,609,974,868 10,965,185 (47,466,715)
NET ASSETS
Total increase (decrease) in net assets ........................................... (2,716,093,147) 9,662,373,544 4,060,156 (56,130,379)
Beginning of period ........................................................
45,106,534,843 35,444,161,299 31,495,521 87,625,900
End of period ............................................................
$ 42,390,441,696 $ 45,106,534,843 $ 35,555,677 $ 31,495,521
(a)
Consolidated Statement of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(j)
Annualized.
(k)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Strategic Income Opportunities Portfolio
Institutional
Six Months
Ended
06/30/22
(unaudited)
(a)
Year Ended December 31,
2021
(a)
2020 2019 2018
(a)
2017
(a)
Net asset value, beginning of period
$ 10.15  $ 10.37  $ 9.97  $ 9.60  $ 9.96  $ 9.83
Net investment income
(b)
.......
0.12 0.23 0.26 0.34 0.33 0.35
Net realized and unrealized gain
(loss) ..................
(0.67) (0.13) 0.44 0.38 (0.37) 0.12
Net increase (decrease) from
investment operations ...... (0.55) 0.10  0.70  0.72  (0.04) 0.47
Distributions
(c)
– – – – – –
From net investment income ....
(0.12) (0.22) (0.30) (0.35) (0.32) (0.31)
From net realized gain .........
—  (0.10) —  —  —  —
Return of capital ............. —  —  —  —  (0.00)
(d)
(0.03)
Total distributions ............. (0.12) (0.32) (0.30) (0.35) (0.32) (0.34)
Net asset value, end of period .... $ 9.48  $ 10.15  $ 10.37  $ 9.97  $ 9.60  $ 9.96
Total Return
(e)
(5.45)% — — — — —
Based on net asset value ........ (5.45)%
(f)
0.96% 7.21% 7.62%
(g)
(0.46)%
(g)
4.88%
Ratios to Average Net Assets
(h)
Total expenses
( i )
..............
0.70%
(j)
0.68% 0.73% 0.74% 1.09% 0.90%
Total expenses after fees waived and/or
reimbursed ................
0.70%
(j)
0.68% 0.72% 0.74% 1.09% 0.89%
Total expenses after fees waived and/
or reimbursed and excluding dividend
expense and interest expense ...
0.60%
(j)
0.61% 0.60% 0.61% 0.62% 0.61%
Net investment income .........
2.41%
(j)
2.23% 2.62% 3.49% 3.40% 3.49%
Supplemental Data
Net assets, end of period (000) .... $ 31,204,944  $ 33,577,122  $ 25,026,882  $ 23,223,183  $ 23,621,298  $ 23,089,643
Portfolio turnover rate
(k)
......... 395% 1,155% 1,515% 1,805% 2,337% 1,576%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Expense ratios ................................. N/A   N/A   N/A   N/A   N/A   0 .90%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ................
304% 755% 1,030% 1,307% 1,565% 1,060%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Strategic Income Opportunities Portfolio
Investor A
Six Months
Ended
06/30/22
(unaudited)
(a)
Year Ended December 31,
2021
(a)
2020 2019 2018
(a)
2017
(a)
Net asset value, beginning of period
$ 10.15  $ 10.37  $ 9.97  $ 9.60  $ 9.96  $ 9.83
Net investment income
(b)
.......
0.10 0.20 0.23 0.31 0.29 0.31
Net realized and unrealized gain
(loss) ..................
(0.66) (0.13) 0.44 0.38 (0.36) 0.14
Net increase (decrease) from
investment operations ...... (0.56) 0.07  0.67  0.69  (0.07) 0.45
Distributions
(c)
– – – – – –
From net investment income ....
(0.11) (0.19) (0.27) (0.32) (0.29) (0.29)
From net realized gain .........
—  (0.10) —  —  —  —
Return of capital ............. —  —  —  —  (0.00)
(d)
(0.03)
Total distributions ............. (0.11) (0.29) (0.27) (0.32) (0.29) (0.32)
Net asset value, end of period .... $ 9.48  $ 10.15  $ 10.37  $ 9.97  $ 9.60  $ 9.96
Total Return
(e)
(5.58)% — — — — —
Based on net asset value ........ (5.58)%
(f)
0.67% 6.90% 7.31%
(g)
(0.74)%
(g)
4.59%
Ratios to Average Net Assets
(h)
Total expenses ...............
0.99%
(i)
0.97% 1.02% 1.05% 1.39% 1.22%
Total expenses after fees waived and/or
reimbursed ................
0.99%
(i)
0.97% 1.01% 1.03% 1.38% 1.16%
Total expenses after fees waived and/
or reimbursed and excluding dividend
expense and interest expense ...
0.89%
(i)
0.90% 0.89% 0.90% 0.91% 0.90%
Net investment income .........
2.03%
(i)
1.96% 2.34% 3.20% 3.00% 3.09%
Supplemental Data
Net assets, end of period (000) .... $ 1,240,911  $ 1,387,829  $ 1,583,745  $ 1,501,890  $ 2,023,700  $ 2,234,189
Portfolio turnover rate
(j)
.......... 395% 1,155% 1,515% 1,805% 2,337% 1,576%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ................
304% 755% 1,030% 1,307% 1,565% 1,060%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(j)
Annualized.
(k)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Strategic Income Opportunities Portfolio
Investor C
Six Months
Ended
06/30/22
(unaudited)
(a)
Year Ended December 31,
2021
(a)
2020 2019 2018
(a)
2017
(a)
Net asset value, beginning of period
$ 10.14  $ 10.36  $ 9.96  $ 9.59  $ 9.95  $ 9.82
Net investment income
(b)
.......
0.06 0.13 0.16 0.24 0.24 0.24
Net realized and unrealized gain
(loss) ..................
(0.66) (0.13) 0.44 0.38 (0.38) 0.13
Net increase (decrease) from
investment operations ...... (0.60) 0.00  0.60  0.62  (0.14) 0.37
Distributions
(c)
– – – – – –
From net investment income ....
(0.07) (0.12) (0.20) (0.25) (0.22) (0.21)
From net realized gain .........
—  (0.10) —  —  —  —
Return of capital ............. —  —  —  —  (0.00)
(d)
(0.03)
Total distributions ............. (0.07) (0.22) (0.20) (0.25) (0.22) (0.24)
Net asset value, end of period .... $ 9.47  $ 10.14  $ 10.36  $ 9.96  $ 9.59  $ 9.95
Total Return
(e)
(5.92)% — — — — —
Based on net asset value ........ (5.92)%
(f)
(0.04)% 6.14% 6.54%
(g)
(1.47)%
(g)
3.81%
Ratios to Average Net Assets
(h)
Total expenses
( i )
..............
1.71%
(j)
1.68% 1.75% 1.77% 2.11% 1.93%
Total expenses after fees waived and/
or reimbursed ..............
1.71%
(j)
1.67% 1.74% 1.76% 2.11% 1.91%
Total expenses after fees waived
and/or reimbursed and excluding
dividend expense and interest
expense ..................
1.61%
(j)
1.61% 1.62% 1.63% 1.64% 1.65%
Net investment income .........
1.25%
(j)
1.25% 1.59% 2.48% 2.41% 2.41%
Supplemental Data
Net assets, end of period (000) .... $ 158,230  $ 200,734  $ 247,844  $ 434,348  $ 514,268  $ 655,874
Portfolio turnover rate
(k)
......... 395% 1,155% 1,515% 1,805% 2,337% 1,576%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Expense ratios ................................. N/A   N/A   N/A   1 .77% 2 .11% 1 .92%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ................
304% 755% 1,030% 1,307% 1,565% 1,060%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Strategic Income Opportunities Portfolio
Class K
Six Months
Ended
06/30/22
(unaudited)
(a)
Year Ended December 31,
2021
(a)
2020 2019 2018
(a)
2017
(a)
Net asset value, beginning of period
$ 10.16  $ 10.38  $ 9.98  $ 9.60  $ 9.97  $ 9.84
Net investment income
(b)
.......
0.12 0.24 0.27 0.35 0.34 0.36
Net realized and unrealized gain
(loss) ..................
(0.67) (0.13) 0.44 0.39 (0.39) 0.12
Net increase (decrease) from
investment operations ...... (0.55) 0.11  0.71  0.74  (0.05) 0.48
Distributions
(c)
– – – – – –
From net investment income ....
(0.12) (0.23) (0.31) (0.36) (0.32) (0.32)
From net realized gain .........
—  (0.10) —  —  —  —
Return of capital ............. —  —  —  —  (0.00)
(d)
(0.03)
Total distributions ............. (0.12) (0.33) (0.31) (0.36) (0.32) (0.35)
Net asset value, end of period .... $ 9.49  $ 10.16  $ 10.38  $ 9.98  $ 9.60  $ 9.97
Total Return
(e)
(5.41)% — — — — —
Based on net asset value ........ (5.41)%
(f)
1.05% 7.29% 7.82%
(g)
(0.47)%
(g)
4.97%
Ratios to Average Net Assets
(h)
Total expenses ...............
0.62%
(i)
0.59% 0.65% 0.66% 1.01% 0.82%
Total expenses after fees waived and/or
reimbursed ................
0.61%
(i)
0.59% 0.63% 0.65% 1.00% 0.81%
Total expenses after fees waived and/
or reimbursed and excluding dividend
expense and interest expense ...
0.51%
(i)
0.52% 0.52% 0.52% 0.53% 0.53%
Net investment income .........
2.46%
(i)
2.33% 2.71% 3.57% 3.47% 3.58%
Supplemental Data
Net assets, end of period (000) .... $ 9,786,357  $ 9,940,850  $ 8,585,689  $ 8,858,737  $ 7,830,270  $ 5,748,169
Portfolio turnover rate
(j)
.......... 395% 1,155% 1,515% 1,805% 2,337% 1,576%
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ................
304% 755% 1,030% 1,307% 1,565% 1,060%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Institutional
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 7.75  $ 8.93  $ 8.04  $ 8.03  $ 9.45  $ 9.51
Net investment income
(a)
........
0.19 0.40 0.41 0.45 0.52 0.63
Net realized and unrealized gain
(loss) ...................
(1.19) (1.24) 0.81 0.06 (1.52) (0.10)
Net increase (decrease) from investment
operations ............... (1.00) (0.84) 1.22  0.51  (1.00) 0.53
Distributions
(b)
– – – – – –
From net investment income .....
(0.20) (0.11) (0.33) (0.50) (0.00)
(c)
(0.59)
Return of capital .............. —  (0.23) —  —  (0.42) —
Total distributions .............. (0.20) (0.34) (0.33) (0.50) (0.42) (0.59)
Net asset value, end of period ..... $ 6.55  $ 7.75  $ 8.93  $ 8.04  $ 8.03  $ 9.45
Total Return
(d)
(13.04)% — — — — —
Based on net asset value ......... (13.04)%
(e)
(9.59)% 15.51% 6.45% (10.84)% 5.66%
Ratios to Average Net Assets
(f)
Total expenses ................
2.21%
(g)(h) (i)
1.39% 1.16% 1.13% 1.13% 1.13%
(j)
Total expenses after fees waived and/or
reimbursed .................
0.75%
(g)(h) (i)
0.70% 0.68% 0.68% 0.71% 0.78%
Net investment income ..........
5.38%
(g)
4.76% 4.93% 5.45% 5.89% 6.68%
Supplemental Data
Net assets, end of period (000) ..... $ 5,305  $ 5,933  $ 19,153  $ 17,515  $ 26,314  $ 43,693
Portfolio turnover rate ........... 103% 186% 324% 118% 165% 187%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.14% and 0.68%, respectively.
(i)
Proxy costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 2.28% and 0.82%, respectively.
(j)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Investor A
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of
period ................
$ 7.75  $ 8.91  $ 8.02  $ 8.02  $ 9.43  $ 9.50
Net investment income
(a)
.......
0.18 0.39 0.38 0.44 0.49 0.61
Net realized and unrealized gain
(loss) ..................
(1.19) (1.24) 0.82 0.04 (1.51) (0.12)
Net increase (decrease) from
investment operations ...... (1.01) (0.85) 1.20  0.48  (1.02) 0.49
Distributions
(b)
– – – – – –
From net investment income ....
(0.19) (0.09) (0.31) (0.48) (0.00)
(c)
(0.56)
Return of capital ............. —  (0.22) —  —  (0.39) —
Total distributions ............. (0.19) (0.31) (0.31) (0.48) (0.39) (0.56)
Net asset value, end of period .... $ 6.55  $ 7.75  $ 8.91  $ 8.02  $ 8.02  $ 9.43
Total Return
(d)
(13.15)% — — — — —
Based on net asset value ........ (13.15)%
(e)
(9.62)% 15.25% 6.05% (10.99)% 5.29%
Ratios to Average Net Assets
(f)
Total expenses ...............
2.59%
(g)(h) (i)
1.85%
(j)
1.53% 1.46% 1.46% 1.45%
(k)
Total expenses after fees waived and/
or reimbursed ..............
0.99%
(g)(h) (i)
0.96%
(j)
0.93% 0.93% 0.96% 1.03%
Net investment income .........
5.13%
(g)
4.64% 4.55% 5.31% 5.64% 6.48%
Supplemental Data
Net assets, end of period (000) .... $ 4,844  $ 6,017  $ 7,710  $ 7,784  $ 8,102  $ 14,756
Portfolio turnover rate .......... 103% 186% 324% 118% 165% 187%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.53% and 0.93%, respectively.
(i)
Proxy costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 2.66% and 1.06%, respectively.
(j)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.82% and 0.93%, respectively.
(k)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Investor C
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of
period ...............
$ 7.75  $ 8.91  $ 8.03  $ 8.02  $ 9.44  $ 9.50
Net investment income
(a)
......
0.16 0.32 0.31 0.37 0.43 0.54
Net realized and unrealized gain
(loss) .................
(1.19) (1.23) 0.82 0.06 (1.52) (0.11)
Net increase (decrease) from
investment operations ..... (1.03) (0.91) 1.13  0.43  (1.09) 0.43
Distributions
(b)
– – – – – –
From net investment income ...
(0.17) (0.08) (0.25) (0.42) (0.00)
(c)
(0.49)
Return of capital ............ —  (0.17) —  —  (0.33) —
Total distributions ............ (0.17) (0.25) (0.25) (0.42) (0.33) (0.49)
Net asset value, end of period ... $ 6.55  $ 7.75  $ 8.91  $ 8.03  $ 8.02  $ 9.44
Total Return
(d)
(13.48)% — — — — —
Based on net asset value ....... (13.48)%
(e)
(10.30)% 14.25% 5.39% (11.74)% 4.62%
Ratios to Average Net Assets
(f)
Total expenses ..............
3.67%
(g)(h) (i)
2.74%
(j)
2.34% 2.32% 2.30%
(k)
2.30%
(k)
Total expenses after fees waived and/
or reimbursed .............
1.75%
(g)(h) (i)
1.70%
(j)
1.68% 1.68% 1.71% 1.78%
Net investment income ........
4.38%
(g)
3.83% 3.76% 4.46% 4.85% 5.74%
Supplemental Data
Net assets, end of period (000) ... $ 246  $ 345  $ 672  $ 1,547  $ 2,411  $ 3,823
Portfolio turnover rate ......... 103% 186% 324% 118% 165% 187%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.60% and 1.68%, respectively.
(i)
Proxy costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.74% and 1.82%, respectively.
(j)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.72% and 1.68%, respectively.
(k)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Class K
Six Months
Ended
06/30/22
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period
$ 7.75  $ 8.92  $ 8.03  $ 8.03  $ 9.44  $ 9.51
Net investment income
(a)
........
0.19 0.40 0.39 0.47 0.51 0.64
Net realized and unrealized gain
(loss) ...................
(1.19) (1.23) 0.83 0.04 (1.50) (0.12)
Net increase (decrease) from investment
operations ............... (1.00) (0.83) 1.22  0.51  (0.99) 0.52
Distributions
(b)
– – – – – –
From net investment income .....
(0.20) (0.12) (0.33) (0.51) (0.00)
(c)
(0.59)
Return of capital .............. —  (0.22) —  —  (0.42) —
Total distributions .............. (0.20) (0.34) (0.33) (0.51) (0.42) (0.59)
Net asset value, end of period ..... $ 6.55  $ 7.75  $ 8.92  $ 8.03  $ 8.03  $ 9.44
Total Return
(d)
(13.02)% — — — — —
Based on net asset value ......... (13.02)%
(e)
(9.45)% 15.58% 6.37% (10.70)% 5.60%
Ratios to Average Net Assets
(f)
Total expenses ................
2.06%
(g)(h) (i)
1.30% 1.08% 1.04% 1.08%
(j)
1.03%
Total expenses after fees waived ....
0.69%
(g)(h) (i)
0.64% 0.63% 0.63% 0.66% 0.73%
Net investment income ..........
5.32%
(g)
4.74% 4.72% 5.67% 5.91% 6.70%
Supplemental Data
Net assets, end of period (000) ..... $ 25,161  $ 19,200  $ 60,091  $ 84,039  $ 64,736  $ 75,012
Portfolio turnover rate ........... 103% 186% 324% 118% 165% 187%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.99% and 0.63%, respectively.
(i)
Proxy costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 2.14% and 0.77%, respectively.
(j)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor
A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures
(except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of open-end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of Strategic Income Opportunities include the account of BlackRock Cayman Strategic
Income Opportunities Portfolio II, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Strategic Income Opportunities and primarily invests in commodity-
related instruments and other derivatives. The Cayman Subsidiary enables  the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Strategic Income Opportunities  may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $40,213,218 , which is 0.1% of Strategic Income Opportunities' consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The
Cayman Subsidiary is subject to the same investment policies and restrictions that apply to  Strategic Income Opportunities , except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of Strategic Income Opportunities include the account of SIO Neptunite 2022-1 LLC (the “Subsidiary”), which is a wholly-owned subsidiary of Strategic Income Opportunities that invests in floating rate loan interests and is party to a $150 million credit agreement with Citibank NA. The net assets of the Subsidiary as of period end were $43,427,691, which is 0.1% of Strategic Income Opportunities' consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to Strategic Income Opportunities.
The Subsidiary has entered into a credit agreement with Citibank NA (the “Participating Lender”) that established a revolving credit facility with an initial commitment of up to $150 million (the “Facility”) as leverage for investment purposes. The Facility has the following terms: a) an upfront fee of 0.15% of the initial commitment, b) an unused commitment fee of 0.50% per annum when the amount borrowed is less than $150 million and c) interest at a rate equal to three-month Secured Overnight Financing Rate
(“SOFR”) on the date the loan is made plus 1.30% per annum on amounts borrowed. The upfront fee in May 2023 will be x) 0.15% of advances outstanding when the amount borrowed is less than 50% of the Facility or y) 0.15% of the Facility when the amount borrowed exceeds 50% of the Facility on the determination date. The upfront fee in May 2024 will be x) 0.15% of advances outstanding when the amount borrowed is less than 50% of the year one fee basis amount or y) 15% of the year one fee basis amount when the amount borrowed exceeds 50% of the year one fee basis amount on the determination date. The commitment fee terminates when borrowings reach the lending capacity of the Facility. The agreement expires on June 1, 2025 unless extended or renewed. The Subsidiary's borrowings are secured by eligible securities held in its portfolio of investments.
During the period, the Subsidiary paid the upfront fee and accrued the commitment fee based on the daily unused portion of the Facility. The upfront and interest associated with the agreement are included in the Statement of Operations as interest expense and fees, if any. The commitment fees associated with the agreement are subject to
Strategic Income Opportunities' expense limitation and are included in the Statement of Operations within miscellaneous expenses. For the six months ended June 30, 2022, the Subsidiary did not borrow under the credit agreement.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Strategic Income Opportunities Portfolio. ................................. Strategic Income Opportunities Diversified
BlackRock Sustainable Emerging Markets Flexible Bond Fund .......................... Sustainable Emerging Markets Flexible Bond Non-diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-
dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2022 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities”
for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investments or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Funds’ ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the "Board"), the trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants' deferral accounts is allocated among the participating funds in the
Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Sustainable Emerging Markets Flexible Bond has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Sustainable Emerging Markets Flexible Bond may incur charges on overdrafts, subject to certain conditions.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2022, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets . The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, Strategic Income Opportunities had the following unfunded floating rate loan interests:
Special Purpose Acquisition Companies: Special purpose acquisition companies (SPACs) are companies that have no operations but go public with the intention of merging with or acquiring a company using the proceeds of the SPAC's initial public offering. The Funds may enter into a commitment with a SPAC for a private investment in a public equity (PIPE) and will satisfy the commitment if and when the SPAC completes its merger or acquisition. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a registration statement for the shares is filed and declared effective. Unfunded SPAC PIPE commitments are marked-to-
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Strategic Income
Opportunities CML La Quinta Resort, Term Loan ..................... $ 4,297,107 $ 4,286,417 $ 4,250,967 $ (35,450)
Strategic Income
Opportunities CML Lake Tahoe Resort Hotel, Term Loan ................ 6,208,065 6,207,444 6,143,547 (63,897)
Strategic Income
Opportunities CML Paradise Plaza, Term Loan ...................... 3,847,096 3,847,096 3,783,434 (63,662)
Strategic Income
Opportunities CML ST Regis Aspen, Term Loan ...................... 3,667,500 3,652,830 3,602,488 (50,342)
Strategic Income
Opportunities CML Trigrams, Term Loan ........................... 20,906,491 20,833,318 20,722,514 (110,804)
Strategic Income
Opportunities Houston Center, Term Loan .......................... 4,583,517 4,583,517 4,558,823 (24,694)
Strategic Income
Opportunities OD Intermediate SUBI Holdco II LLC, Term Loan ........... 33,639,668 32,503,749 31,856,766 (646,983)
Strategic Income
Opportunities Park Avenue Tower, Term Loan ....................... 1,335,692 1,335,692 1,327,944 (7,748)
Strategic Income
Opportunities Sheraton Austin, Term Loan .......................... 6,761,598 6,761,598 6,656,968 (104,630)
Strategic Income
Opportunities The Vinoy St. Petersburg, Term Loan ................... 2,565,598 2,553,683 2,544,901 (8,782)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations. As of period end,
Strategic Income Opportunities had no outstanding unfunded SPAC PIPE commitments.
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended June 30, 2022, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for Strategic
Income Opportunities were $317,686,740 and (0.66)%, respectively.
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/
or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of Strategic Income Opportunities’ open borrowed bond agreements by counterparty which are subject to offset under an
MRA on a net basis:
When a fund enters into an MRA and International Swaps and Derivatives Association, Inc. (an “ISDA”) and/or Master Securities Lending Agreements (“MSLA”) with the same counterparty, the agreements may contain a set-off provision allowing a fund to offset a net amount payable with a net amount receivable upon default of the counterparty.
Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, regardless of the contractual rights included in an MRA, such laws may prohibit a fund from setting off amounts owed to a defaulting counterparty under an MRA against amounts owed to a fund by affiliates of the defaulting counterparty. However, the insolvency regimes of many jurisdictions generally permit set-off of simultaneous payables and receivables with the same legal entity under certain types of financial contracts. These rules would apply upon a default of the legal entity, regardless of the existence of a contractual set-off right in those contracts.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statements of
Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed
Bonds at
Value including
Accrued
Interest
(b)
Exposure
Due (to)/from
Counterparty
before Collateral
Non-cash
Collateral
Received
Cash Collateral
Received
Non-cash
Collateral
Pledged
Including
Accrued Interest
Cash Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(c)
Strategic Income Opportunities
Barclays Bank plc .............. $ 129,448,450 $ (109,002,763) $ 20,445,687 $ (10,458,316) $ — $ — $ — $ (10,458,316) $ 9,987,371
(d)
BNP Paribas SA ............... 66,808,602 (63,240,414) 3,568,188 — (3,568,188) — — (3,568,188) —
Credit Suisse Securities (USA) LLC .. 10,738,115 (10,254,585) 483,530 — (370,000) — — (370,000) 113,530
Deutsche Bank AG .............. 12,649,374 (11,101,967) 1,547,407 — (1,523,000) — — (1,523,000) 24,407
Goldman Sachs International ....... 36,605,719 (28,640,856) 7,964,863 — (7,964,863) — — (7,964,863) —
J.P. Morgan Securities LLC ........ 18,961,004 (18,871,246) 89,758 — — — — — 89,758
J.P. Morgan Securities plc ......... 62,710,090 (59,417,356) 3,292,734 — (3,292,734) — — (3,292,734) —
Merrill Lynch International ......... 8,004,242 (2,725,802) 5,278,440 — — — — — 5,278,440
(e)
RBC Capital Markets LLC ......... 39,201,525 (30,335,402) 8,866,123 (3,574,330) — — — (3,574,330) 5,291,793
(f)
RBC Europe Ltd. ............... 15,894,790 (14,940,933) 953,857 — (953,857) — — (953,857) —
$ 401,021,911 $ (348,531,324) $ 52,490,587 $ (14,032,646) $ (17,672,642) $ — $ — $ (31,705,288) $ 20,785,299
...........................................
(a)
Included in Investments at value-unaffiliated in the Statements of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $2,887,898 which is included in interest expense payable in the Statements of Assets and Liabilities.
(c)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.
(d)
Borrowed bond agreement with a value of $10,185,588 has been purchased and is pending settlement as of June 30, 2022.
(e)
Borrowed bond agreement with a value of $5,301,594 has been purchased and is pending settlement as of June 30, 2022.
(f)
Borrowed bond agreement with a value of $4,664,946 has been purchased and is pending settlement as of June 30, 2022.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under MSLA, which provide the right, in the event of default (including bankruptcy or insolvency), for the non-
defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk), foreign currencies (foreign currency exchange rate risk) or bitcoin (commodity risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Strategic Income Opportunities may invest in cash-settled bitcoin futures that are traded on commodity exchanges registered with the Commodity Futures Trading Commission. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
As of period end, the following table is a summary of Strategic Income Opportunities' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Strategic Income Opportunities
BNP Paribas SA ............................. $ 109,309,200 $ (109,309,200) $ — $ —
Citigroup Global Markets, Inc. .................... 1,696,752 (1,696,752) — —
Goldman Sachs & Co. LLC ...................... 24,011,181 (24,011,181) — —
J.P. Morgan Securities LLC ...................... 1,432,194 (1,432,194) — —
Jefferies LLC ............................... 35,284,963 (35,284,963) — —
Morgan Stanley .............................. 9,237,027 (9,237,027) — —
Toronto Dominion Bank ........................ 68,325,841 (68,325,841) — —
$ 249,297,158 $ (249,297,158) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options — The Funds purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an ISDA
Master Agreement or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain
OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA
Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, Strategic Income Opportunities pays the Manager a monthly fee, based on the average daily net assets that are attributable to Strategic Income
Opportunities’ direct investments in fixed-income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
For such services, Sustainable Emerging Markets Flexible Bond pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Sustainable Emerging Markets Flexible Bond’s net assets:
The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, Strategic Income Opportunities pays the Manager based on the Funds' net assets, which includes the assets of the Subsidiary.
With respect to each Fund, the Manager entered into sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. With respect to
Strategic Income Opportunities, the Manager has also entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited ("BSL"), which is also an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. T he fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
$3 billion - $35 billion .................................................................................................... 0.450
Greater than $35 billion ................................................................................................... 0.430
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.600%
$1 billion - $2 billion ..................................................................................................... 0.550
$2 billion - $3 billion ..................................................................................................... 0.525
Greater than $3 billion ................................................................................................... 0.500
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Fund Name Investor A Investor C Total
Strategic Income Opportunities ....................................................................... $ 1,626,57 1 $ 894,20 1 $ 2,520,77 2
Sustainable Emerging Markets Flexible Bond .............................................................. 6,721 1,461 8,182

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2022, Strategic Income
Opportunities paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of
Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2022, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended June 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  June 30, 2022 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended June 30, 2022, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the six months ended June 30, 2022 , the amount waived was $ 775,128 for Strategic Income Opportunities.
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Strategic Income Opportunities ...................................................... $ 3, 314,56 4 $ 130,119 $ 17,883 $ 974,86 4 $ 4,437,43 0
Sustainable Emerging Markets Flexible Bond ............................................. 596 538 29 2,53 6 3, 699
Fund Name Institutional
Strategic Income Opportunities ................................................................................................ $ 484,732
Fund Name Institutional Investor A Investor C Class K Total
Strategic Income Opportunities ................................................. $ 21,570 $ 6,211 $ 2,125 $ 6,153 $ 36,059
Sustainable Emerging Markets Flexible Bond ........................................ — 273 48 65 386
Fund Name Institutional Investor A Investor C Class K Total
Strategic Income Opportunities ...................................................... $ 14,096,60 7 $ 821,918 $ 86,571 $ 30,694 $ 15,035,7 90
Sustainable Emerging Markets Flexible Bond ............................................. 3,127 6,49 3 837 65 10,52 2
Fund Name Other Fees
Strategic Income Opportunities ............................................................................................... $ 10,191
Sustainable Emerging Markets Flexible Bond ...................................................................................... 173
Fund Name Investor A Investor C
Strategic Income Opportunities .................................................................................... $ 21,388 $ 13,300
Sustainable Emerging Markets Flexible Bond ........................................................................... 58 —

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Sustainable Emerging Markets Flexible Bond's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Strategic Income Opportunities' assets invested in affiliated equity and fixed-income exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the
Manager in the Statements of Operations. For the six months ended June 30, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2022, the amounts included in the
Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended June 30, 2022, class specific expense waivers and/or reimbursements were as follows:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement (i) Strategic Income Opportunities retains 81% of securities lending income (which excludes collateral investment expenses), and this amount can never be less than 70% of the total of securities lending income plus the collateral investment expenses; and (ii) if Sustainable Emerging
Markets Flexible Bond were to engage in securities lending, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, pursuant to the securities lending agreement, (i) Strategic Income Opportunities will retain for the remainder of that calendar year
Fund Name Amount Waived
Strategic Income Opportunities ............................................................................................... $ 230,751
Fund Name Institutional Investor A Investor C Class K
Strategic Income Opportunities ............................................................ 0.65% 0.90% 1.65% N/A
Sustainable Emerging Markets Flexible Bond ................................................... 0.68 0.93 1.68 0.63%
Fund Name
Fees Waived and/
or Reimbursed by the
Manager
Administration Fees
Waived by the
Manager
Sustainable Emerging Markets Flexible Bond ............................................................. $ 243,034 $ 7,861
Fund Name/Share Class
Administration Fees
Waived - Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed - Class
Specific
Sustainable Emerging Markets Flexible Bond
Institutional .................................................................................... $ 581 $ 1,664
Investor A ..................................................................................... 535 5,124
Investor C ..................................................................................... 29 761
Class K ...................................................................................... 2,46 3 63
$ 3,60 8 $ 7,612

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses; and (ii) Sustainable Emerging Markets Flexible Bond will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Prior to January 1, 2022, Strategic Income Opportunities retained 82% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeded a specified threshold, Strategic Income
Opportunities would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by Strategic Income Opportunities is shown as securities lending income — affiliated — net in the Statements of Operations.
For the six months ended June 30, 2022, the Fund paid BIM $96,259 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2022, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust's Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2022, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments, were as follows:
For the six months ended June 30, 2022, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Strategic Income Opportunities ............................................................ $ 8,311,171 $ 86,883,983 $ (7,638,102)
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Strategic Income Opportunities ............................................ $ 35,663,993,856 $ 32,125,926,645 $ 130,548,504,026 $ 134,825,608,102
Sustainable Emerging Markets Flexible Bond ................................... 1,138,324 — 35,855,918 31,643,694
Fund Name Purchases Sales
Strategic Income Opportunities ............................................................................ $ 38,161,934,952 $ 38,149,209,204

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

As of December 31, 2021, Sustainable Emerging Markets Flexible Bond had non-expiring capital loss carryforwards available to offset future realized capital gains of
$17,512,733.
As of June 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2022, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Strategic Income Opportunities ........................................ $ 52,445,608,528 $ 1,661,633,175 $ (5,561,685,868) $ (3,900,052,693)
Sustainable Emerging Markets Flexible Bond .............................. 40,494,051 218,302 (6,374,204) (6,155,902)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi-Annual Report to Shareholders

11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2022, BlackRock HoldCo 2, Inc., an affiliate of the Funds, owned 3,835,005 Class K Shares of Sustainable Emerging Markets Flexible Bond.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
06/30/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
Strategic Income Opportunities
Institutional
Shares sold .............................................
743,704,984 $ 7,329,469,417 1,472,981,152 $ 15,240,643,490
Shares issued in reinvestment of distributions ........................
37,692,116 367,430,135 83,787,648 860,340,533
Shares redeemed .........................................
(797,769,901) (7,791,655,510) (662,629,836) (6,845,574,262)
(16,372,801) $ (94,755,958) 894,138,964 $ 9,255,409,761
Investor A
Shares sold and automatic conversion of shares .......................
15,768,028 $ 154,780,427 46,076,725 $ 476,723,455
Shares issued in reinvestment of distributions ........................
1,345,160 13,107,042 3,883,752 39,912,473
Shares redeemed .........................................
(22,930,212) (225,089,144) (65,968,721) (682,955,480)
(5,817,024) $ (57,201,675) (16,008,244) $ (166,319,552)
Investor C
Shares sold .............................................
885,940 $ 8,728,295 3,870,343 $ 40,007,465
Shares issued in reinvestment of distributions ........................
128,031 1,245,460 429,917 4,406,103
Shares redeemed and automatic conversion of shares ...................
(4,106,558) (40,242,274) (8,432,541) (87,132,547)
(3,092,587) $ (30,268,519) (4,132,281) $ (42,718,979)
Class K
Shares sold .............................................
129,599,156 $ 1,265,314,670 328,330,819 $ 3,400,781,505
Shares issued in reinvestment of distributions ........................
11,816,461 115,280,831 27,608,311 283,874,039
Shares redeemed .........................................
(88,508,692) (864,186,957) (204,766,329) (2,121,051,906)
52,906,925 $ 516,408,544 151,172,801 $ 1,563,603,638
27,624,513 $ 334,182,392 1,025,171,240 $ 10,609,974,868
Sustainable Emerging Markets Flexible Bond
Institutional
Shares sold .............................................
217,340 $ 1,615,953 674,790 $ 5,830,229
Shares issued in reinvestment of distributions ........................
17,619 125,723 56,923 473,872
Shares redeemed .........................................
(190,601) (1,379,576) (2,111,192) (17,402,428)
44,358 $ 362,100 (1,379,479) $ (11,098,327)
Investor A
Shares sold and automatic conversion of shares .......................
53,775 $ 399,194 148,269 $ 1,250,381
Shares issued in reinvestment of distributions ........................
18,979 135,075 29,223 239,763
Shares redeemed .........................................
(109,782) (809,683) (265,783) (2,204,155)
(37,028) $ (275,414) (88,291) $ (714,011)
Investor C
Shares sold .............................................
— $ — 2,338 $ 19,761
Shares issued in reinvestment of distributions ........................
800 5,710 1,652 13,611
Shares redeemed and automatic conversion of shares ...................
(7,817) (57,169) (34,825) (288,337)
(7,017) $ (51,459) (30,835) $ (254,965)
Class K
Shares sold .............................................
4,385,094 $ 33,641,914 158,728 $ 1,293,515
Shares issued in reinvestment of distributions ........................
8,477 64,558 118,412 984,559
Shares redeemed .........................................
(3,028,021) (22,776,514) (4,539,433) (37,677,486)
1,365,550 $ 10,929,958 (4,262,293) $ (35,399,412)
1,365,863 $ 10,965,185 (5,760,898) $ (47,466,715)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on April 14, 2022 (the
“April Meeting”) and May 19-20, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the
Trust, on behalf of BlackRock Sustainable Emerging Markets Flexible Bond Fund (the “Sustainable Emerging Markets Flexible Bond Fund”) and BlackRock Strategic Income
Opportunities Portfolio (the “Strategic Income Opportunities Portfolio”) (together, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each
Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and
BlackRock International Limited (“BIL”), with respect to each Fund and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to the Strategic Income Opportunities Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory
Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b)
fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Semi-Annual Report to Shareholders

The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of each Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Sustainable Emerging Markets Flexible Bond Fund ranked in the fourth, third and fourth quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Sustainable Emerging Markets Flexible Bond Fund’s underperformance relative to its Performance Peers during the applicable periods. The Board noted that effective November 1, 2021, the Sustainable Emerging Markets Flexible Bond Fund
had undergone a change in its investment strategy, and in connection therewith, had changed its name from BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
to BlackRock Sustainable Emerging Markets Flexible Bond Fund. The Board considered how the Sustainable Emerging Markets Flexible Bond Fund’s historical performance compared to the performance of the Morningstar category associated with the Sustainable Emerging Markets Flexible Bond Fund’s new investment strategy.
The Board noted that for the one-, three- and five-year periods reported, the Strategic Income Opportunities Fund ranked in the third, first and first quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Strategic Income Opportunities Fund’s underperformance relative to its Performance
Peers during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Sustainable Emerging Markets Flexible Bond Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Sustainable Emerging Markets Flexible Bond Fund’s Expense Peers. The Board
also noted that the Sustainable Emerging Markets Flexible Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Sustainable Emerging Markets Flexible Bond Fund increases above certain contractually specified levels. The Board noted that if the size of the Sustainable
Emerging Markets Flexible Bond Fund were to decrease, the Sustainable Emerging Markets Flexible Bond Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Sustainable Emerging Markets Flexible Bond Fund’s total expenses as a percentage of the Sustainable Emerging Markets Flexible Bond Fund’s average daily net assets on a class-by-class basis.
The Board noted that the Strategic Income Opportunities Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Strategic Income Opportunities Fund’s Expense Peers. The Board also noted that the Strategic
Income Opportunities Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Strategic Income Opportunities
Fund increases above certain contractually specified levels. The Board noted that if the size of the Strategic Income Opportunities Fund were to decrease, the Strategic
Income Opportunities Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Strategic Income Opportunities Fund’s total expenses as a percentage of the Strategic Income Opportunities Fund’s average daily net assets on a class-by-class basis, as applicable.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2022
BlackRock Semi-Annual Report to Shareholders

Conclusion
At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the
Board, including the Independent Board Members, approved, by unanimous vote of those present, the continuation of the Advisory Agreement between the Manager and the
Trust, on behalf of each Fund, for a one-year term ending June 30, 2023, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund, and (2) the Manager and BRS, with respect to the Strategic Income Opportunities Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information

Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule
18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, se mi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2022
BlackRock Semi-Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
(a)
New York, NY 10179
Brown Brothers Harriman & Co.
(b)
Boston, MA 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Strategic Income Opportunities Portfolio.
(b)
For BlackRock Sustainable Emerging Markets Flexible Bond Fund.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound
GHS Ghanaian Cedi
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
RUB New Russian Ruble
SEK Swedish Krona
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
UAH Ukrainian Hryvnia
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFI Day China Fixing Repo Rates
COP Certificates of Participation
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate
WTI West Texas Intermediate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
EMDSIP-6/22-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrants – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: August 19, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: August 19, 2022